John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Communication services – 9.8%
Diversified telecommunication services – 2.0%
AT&T, Inc.	1,647,976	$51,680,527
CenturyLink, Inc.	213,705	2,562,323
Verizon Communications, Inc.	934,707	55,269,225

		109,512,075
Entertainment – 1.8%
Activision Blizzard, Inc.	172,804	7,867,766
Electronic Arts, Inc. (A)	67,895	6,900,169
Netflix, Inc. (A)	98,761	35,214,222
Take-Two Interactive Software, Inc. (A)	25,589	2,414,834
The Walt Disney Company	398,948	44,295,249
Viacom, Inc., Class B	79,425	2,229,460

		98,921,700
Interactive media and services – 4.7%
Alphabet, Inc., Class A (A)	67,716	79,694,283
Alphabet, Inc., Class C (A)	69,526	81,575,551
Facebook, Inc., Class A (A)	539,579	89,942,424
TripAdvisor, Inc. (A)	23,009	1,183,813
Twitter, Inc. (A)	164,828	5,419,545

		257,815,616
Media – 1.3%
CBS Corp., Class B	78,802	3,745,459
Charter Communications, Inc., Class A (A)	39,272	13,623,850
Comcast Corp., Class A	1,021,785	40,850,964
Discovery, Inc., Series A (A)(B)	35,224	951,752
Discovery, Inc., Series C (A)	80,954	2,057,851
DISH Network Corp., Class A (A)	51,515	1,632,510
Fox Corp., Class A (A)	79,717	2,926,411
Fox Corp., Class B (A)	36,833	1,321,568
News Corp., Class A	86,565	1,076,869
News Corp., Class B	27,815	347,409
Omnicom Group, Inc.	50,361	3,675,849
The Interpublic Group of Companies, Inc.	86,372	1,814,676

		74,025,168

		540,274,559
Consumer discretionary – 9.8%
Auto components – 0.1%
Aptiv PLC	58,564	4,655,252
BorgWarner, Inc.	46,803	1,797,703

		6,452,955
Automobiles – 0.4%
Ford Motor Company	884,551	7,766,358
General Motors Company	296,631	11,005,010
Harley-Davidson, Inc.	36,592	1,304,871

		20,076,239
Distributors – 0.1%
Genuine Parts Company	32,980	3,694,749
LKQ Corp. (A)	71,507	2,029,369

		5,724,118
Diversified consumer services – 0.0%
H&R Block, Inc.	46,187	1,105,717
Hotels, restaurants and leisure – 1.8%
Carnival Corp.	90,926	4,611,767
Chipotle Mexican Grill, Inc. (A)	5,495	3,903,153
Darden Restaurants, Inc.	27,890	3,387,798
Hilton Worldwide Holdings, Inc.	66,012	5,486,257
Marriott International, Inc., Class A	63,627	7,959,101
McDonald’s Corp.	173,240	32,898,276
MGM Resorts International	115,541	2,964,782

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Norwegian Cruise Line Holdings, Ltd. (A)	49,433	$2,716,838
Royal Caribbean Cruises, Ltd.	38,965	4,466,168
Starbucks Corp.	281,258	20,908,720
Wynn Resorts, Ltd.	21,992	2,624,085
Yum! Brands, Inc.	69,298	6,916,633

		98,843,578
Household durables – 0.3%
D.R. Horton, Inc.	76,947	3,184,067
Garmin, Ltd.	27,155	2,344,834
Leggett & Platt, Inc.	29,308	1,237,384
Lennar Corp., A Shares	64,636	3,172,981
Mohawk Industries, Inc. (A)	13,774	1,737,590
Newell Brands, Inc.	88,125	1,351,838
PulteGroup, Inc.	58,066	1,623,525
Whirlpool Corp.	14,339	1,905,510

		16,557,729
Internet and direct marketing retail – 3.5%
Amazon.com, Inc. (A)	93,332	166,200,959
Booking Holdings, Inc. (A)	10,183	17,768,419
eBay, Inc.	194,609	7,227,778
Expedia Group, Inc.	26,623	3,168,137

		194,365,293
Leisure products – 0.1%
Hasbro, Inc.	26,154	2,223,613
Mattel, Inc. (A)(B)	77,563	1,008,319

		3,231,932
Multiline retail – 0.5%
Dollar General Corp.	59,516	7,100,259
Dollar Tree, Inc. (A)	53,994	5,671,530
Kohl’s Corp.	37,108	2,551,917
Macy’s, Inc.	69,094	1,660,329
Nordstrom, Inc.	25,569	1,134,752
Target Corp.	118,084	9,477,422

		27,596,209
Specialty retail – 2.3%
Advance Auto Parts, Inc.	16,381	2,793,452
AutoZone, Inc. (A)	5,667	5,803,688
Best Buy Company, Inc.	52,611	3,738,538
CarMax, Inc. (A)	38,369	2,678,156
Foot Locker, Inc.	25,820	1,564,692
L Brands, Inc.	51,316	1,415,295
Lowe’s Companies, Inc.	181,170	19,832,680
O’Reilly Automotive, Inc. (A)	17,722	6,881,453
Ross Stores, Inc.	83,903	7,811,369
The Gap, Inc.	48,001	1,256,666
The Home Depot, Inc.	255,478	49,023,673
The TJX Companies, Inc.	279,947	14,895,980
Tiffany & Company	24,380	2,573,309
Tractor Supply Company	27,431	2,681,655
Ulta Beauty, Inc. (A)	12,830	4,474,206

		127,424,812
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	34,904	1,596,858
Hanesbrands, Inc.	81,064	1,449,424
NIKE, Inc., Class B	284,843	23,986,629
PVH Corp.	17,019	2,075,467
Ralph Lauren Corp.	11,824	1,533,336
Tapestry, Inc.	65,123	2,115,846
Under Armour, Inc., Class A (A)(B)	42,161	891,284
Under Armour, Inc., Class C (A)	43,226	815,675

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	73,744	$6,409,091

		40,873,610

		542,252,192
Consumer staples – 7.1%
Beverages – 1.7%
Brown-Forman Corp., Class B	37,369	1,972,336
Constellation Brands, Inc., Class A	37,710	6,611,694
Molson Coors Brewing Company, Class B	42,091	2,510,728
Monster Beverage Corp. (A)	88,476	4,829,020
PepsiCo, Inc.	317,724	38,937,076
The Coca-Cola Company	870,365	40,785,304

		95,646,158
Food and staples retailing – 1.4%
Costco Wholesale Corp.	99,654	24,130,220
Sysco Corp.	106,665	7,120,955
The Kroger Company	181,472	4,464,211
Walgreens Boots Alliance, Inc.	181,515	11,484,454
Walmart, Inc.	322,042	31,408,756

		78,608,596
Food products – 1.1%
Archer-Daniels-Midland Company	127,214	5,486,740
Campbell Soup Company (B)	43,295	1,650,838
Conagra Brands, Inc.	109,127	3,027,183
General Mills, Inc.	135,112	6,992,046
Hormel Foods Corp. (B)	61,269	2,742,400
Kellogg Company	56,928	3,266,529
Lamb Weston Holdings, Inc.	32,912	2,466,425
McCormick & Company, Inc.	27,745	4,179,229
Mondelez International, Inc., Class A	326,707	16,309,213
The Hershey Company	31,514	3,618,753
The J.M. Smucker Company	25,564	2,978,206
The Kraft Heinz Company	141,400	4,616,710
Tyson Foods, Inc., Class A	67,138	4,661,391

		61,995,663
Household products – 1.7%
Church & Dwight Company, Inc.	55,334	3,941,441
Colgate-Palmolive Company	194,905	13,358,789
Kimberly-Clark Corp.	77,821	9,642,022
The Clorox Company	29,017	4,656,068
The Procter & Gamble Company	565,837	58,875,340

		90,473,660
Personal products – 0.2%
Coty, Inc., Class A (B)	101,270	1,164,605
The Estee Lauder Companies, Inc., Class A	49,416	8,180,819

		9,345,424
Tobacco – 1.0%
Altria Group, Inc.	424,031	24,352,100
Philip Morris International, Inc.	351,666	31,083,758

		55,435,858

		391,505,359
Energy – 5.3%
Energy equipment and services – 0.5%
Baker Hughes, a GE Company	117,316	3,252,000
Halliburton Company	196,866	5,768,174
Helmerich & Payne, Inc.	24,503	1,361,387
National Oilwell Varco, Inc.	86,151	2,295,063
Schlumberger, Ltd.	313,577	13,662,550
TechnipFMC PLC	95,613	2,248,818

		28,587,992

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels – 4.8%
Anadarko Petroleum Corp.	113,323	$5,153,930
Apache Corp.	85,292	2,956,221
Cabot Oil & Gas Corp.	94,853	2,475,663
Chevron Corp.	429,817	52,944,858
Cimarex Energy Company	22,958	1,604,764
Concho Resources, Inc.	45,520	5,050,899
ConocoPhillips	256,545	17,121,813
Devon Energy Corp.	99,169	3,129,774
Diamondback Energy, Inc.	35,174	3,571,216
EOG Resources, Inc.	131,192	12,486,855
Exxon Mobil Corp.	958,285	77,429,428
Hess Corp.	57,578	3,467,923
HollyFrontier Corp.	35,823	1,764,999
Kinder Morgan, Inc.	440,274	8,809,883
Marathon Oil Corp.	183,742	3,070,329
Marathon Petroleum Corp.	152,352	9,118,267
Noble Energy, Inc.	110,182	2,724,801
Occidental Petroleum Corp.	169,670	11,232,154
ONEOK, Inc.	93,229	6,511,113
Phillips 66	94,794	9,021,545
Pioneer Natural Resources Company	37,915	5,773,696
The Williams Companies, Inc.	273,949	7,867,815
Valero Energy Corp.	94,451	8,012,278

		261,300,224

		289,888,216
Financials – 12.3%
Banks – 5.2%
Bank of America Corp.	2,031,903	56,060,204
BB&T Corp.	173,175	8,057,833
Citigroup, Inc.	531,937	33,097,120
Citizens Financial Group, Inc.	103,656	3,368,820
Comerica, Inc.	35,693	2,617,011
Fifth Third Bancorp	147,331	3,715,688
First Republic Bank	37,320	3,749,167
Huntington Bancshares, Inc.	238,548	3,024,789
JPMorgan Chase & Co.	740,602	74,971,140
KeyCorp	228,682	3,601,742
M&T Bank Corp.	31,233	4,904,206
People’s United Financial, Inc.	84,821	1,394,457
Regions Financial Corp.	228,976	3,240,010
SunTrust Banks, Inc.	100,135	5,932,999
SVB Financial Group (A)	11,967	2,660,982
The PNC Financial Services Group, Inc.	102,621	12,587,492
U.S. Bancorp	340,351	16,401,515
Wells Fargo & Company	926,180	44,753,018
Zions Bancorp NA	42,108	1,912,124

		286,050,317
Capital markets – 2.5%
Affiliated Managers Group, Inc.	11,837	1,267,861
Ameriprise Financial, Inc.	30,666	3,928,315
BlackRock, Inc.	27,524	11,762,932
Cboe Global Markets, Inc.	25,214	2,406,424
CME Group, Inc.	80,922	13,318,143
E*TRADE Financial Corp.	55,745	2,588,240
Franklin Resources, Inc.	66,876	2,216,271
Intercontinental Exchange, Inc.	128,714	9,800,284
Invesco, Ltd.	89,691	1,731,933
Moody’s Corp.	37,459	6,783,450
Morgan Stanley	293,782	12,397,600
MSCI, Inc.	19,094	3,796,651
Nasdaq, Inc.	26,415	2,311,048
Northern Trust Corp.	49,175	4,445,912
Raymond James Financial, Inc.	28,979	2,330,201
S&P Global, Inc.	56,117	11,815,434

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
State Street Corp.	86,050	$5,662,951
T. Rowe Price Group, Inc.	53,452	5,351,614
The Bank of New York Mellon Corp.	198,698	10,020,340
The Charles Schwab Corp.	268,363	11,475,202
The Goldman Sachs Group, Inc.	77,470	14,873,465

		140,284,271
Consumer finance – 0.7%
American Express Company	156,458	17,100,859
Capital One Financial Corp.	105,807	8,643,374
Discover Financial Services	74,339	5,289,963
Synchrony Financial	146,981	4,688,694

		35,722,890
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	439,833	88,358,051
Jefferies Financial Group, Inc.	59,770	1,123,078

		89,481,129
Insurance – 2.3%
Aflac, Inc.	169,717	8,485,850
American International Group, Inc.	196,807	8,474,509
Aon PLC	54,123	9,238,796
Arthur J. Gallagher & Company	41,941	3,275,592
Assurant, Inc.	11,714	1,111,776
Brighthouse Financial, Inc. (A)	26,652	967,201
Chubb, Ltd.	103,553	14,505,704
Cincinnati Financial Corp.	34,011	2,921,545
Everest Re Group, Ltd.	9,134	1,972,579
Lincoln National Corp.	46,272	2,716,166
Loews Corp.	62,133	2,978,035
Marsh & McLennan Companies, Inc.	114,287	10,731,549
MetLife, Inc.	216,563	9,219,087
Principal Financial Group, Inc.	58,116	2,916,842
Prudential Financial, Inc.	92,252	8,476,114
The Allstate Corp.	75,134	7,076,120
The Hartford Financial Services Group, Inc.	81,707	4,062,472
The Progressive Corp.	132,106	9,523,522
The Travelers Companies, Inc.	59,525	8,164,449
Torchmark Corp.	23,060	1,889,767
Unum Group	49,157	1,662,981
Willis Towers Watson PLC	29,200	5,128,980

		125,499,636

		677,038,243
Health care – 14.1%
Biotechnology – 2.3%
AbbVie, Inc.	333,645	26,888,451
Alexion Pharmaceuticals, Inc. (A)	50,541	6,832,132
Amgen, Inc.	140,727	26,735,315
Biogen, Inc. (A)	44,484	10,515,128
Celgene Corp. (A)	158,868	14,987,607
Gilead Sciences, Inc.	288,483	18,754,280
Incyte Corp. (A)	40,317	3,467,665
Regeneron Pharmaceuticals, Inc. (A)	17,723	7,277,418
Vertex Pharmaceuticals, Inc. (A)	57,815	10,635,069

		126,093,065
Health care equipment and supplies – 3.4%
Abbott Laboratories	397,294	31,759,682
ABIOMED, Inc. (A)	10,121	2,890,456
Align Technology, Inc. (A)	16,566	4,710,211
Baxter International, Inc.	107,841	8,768,552
Becton, Dickinson and Company	60,867	15,200,316
Boston Scientific Corp. (A)	313,538	12,033,588
Danaher Corp.	142,114	18,761,890
DENTSPLY SIRONA, Inc.	50,011	2,480,045

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Edwards Lifesciences Corp. (A)	46,978	$8,988,301
Hologic, Inc. (A)	60,540	2,930,136
IDEXX Laboratories, Inc. (A)	19,379	4,333,144
Intuitive Surgical, Inc. (A)	25,899	14,777,451
Medtronic PLC	303,376	27,631,486
ResMed, Inc.	32,540	3,383,184
Stryker Corp.	70,070	13,840,226
Teleflex, Inc.	10,333	3,122,219
The Cooper Companies, Inc.	11,225	3,324,508
Varian Medical Systems, Inc. (A)	20,476	2,901,859
Zimmer Biomet Holdings, Inc.	46,269	5,908,551

		187,745,805
Health care providers and services – 2.6%
AmerisourceBergen Corp.	35,243	2,802,523
Anthem, Inc.	58,122	16,679,852
Cardinal Health, Inc.	68,001	3,274,248
Centene Corp. (A)	93,524	4,966,124
Cigna Corp.	85,992	13,829,233
CVS Health Corp.	293,393	15,822,684
DaVita, Inc. (A)	28,348	1,539,013
HCA Healthcare, Inc.	60,325	7,865,174
Henry Schein, Inc. (A)	34,256	2,059,128
Humana, Inc.	30,642	8,150,772
Laboratory Corp. of America Holdings (A)	22,308	3,412,678
McKesson Corp.	43,412	5,081,809
Quest Diagnostics, Inc.	30,578	2,749,574
UnitedHealth Group, Inc.	217,038	53,664,816
Universal Health Services, Inc., Class B	18,759	2,509,391
WellCare Health Plans, Inc. (A)	11,234	3,030,372

		147,437,391
Health care technology – 0.1%
Cerner Corp. (A)	73,121	4,183,252
Life sciences tools and services – 1.0%
Agilent Technologies, Inc.	71,634	5,757,941
Illumina, Inc. (A)	33,255	10,331,996
IQVIA Holdings, Inc. (A)	35,979	5,175,579
Mettler-Toledo International, Inc. (A)	5,628	4,069,044
PerkinElmer, Inc.	24,998	2,408,807
Thermo Fisher Scientific, Inc.	91,052	24,922,753
Waters Corp. (A)	16,185	4,073,926

		56,740,046
Pharmaceuticals – 4.7%
Allergan PLC	70,735	10,356,311
Bristol-Myers Squibb Company	369,352	17,621,784
Eli Lilly & Company	208,445	27,047,823
Johnson & Johnson	602,316	84,197,754
Merck & Company, Inc.	583,710	48,547,161
Mylan NV (A)	115,873	3,283,841
Nektar Therapeutics (A)	38,896	1,306,906
Perrigo Company PLC	28,088	1,352,718
Pfizer, Inc.	1,255,815	53,334,463
Zoetis, Inc.	108,515	10,924,205

		257,972,966

		780,172,525
Industrials – 9.2%
Aerospace and defense – 2.5%
Arconic, Inc.	96,649	1,846,962
General Dynamics Corp.	61,278	10,373,140
Harris Corp.	26,768	4,275,117
Huntington Ingalls Industries, Inc.	9,383	1,944,158
L3 Technologies, Inc.	17,940	3,702,278
Lockheed Martin Corp.	55,607	16,690,997

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	38,379	$10,346,978
Raytheon Company	63,950	11,644,016
Textron, Inc.	53,073	2,688,678
The Boeing Company	118,839	45,327,571
TransDigm Group, Inc. (A)	11,026	5,005,694
United Technologies Corp.	183,328	23,629,146

		137,474,735
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	30,900	2,687,991
Expeditors International of Washington, Inc.	38,785	2,943,782
FedEx Corp.	54,480	9,883,217
United Parcel Service, Inc., Class B	157,391	17,586,870

		33,101,860
Airlines – 0.4%
Alaska Air Group, Inc.	27,708	1,554,973
American Airlines Group, Inc.	90,439	2,872,343
Delta Air Lines, Inc.	140,206	7,241,640
Southwest Airlines Company	112,487	5,839,200
United Continental Holdings, Inc. (A)	50,647	4,040,618

		21,548,774
Building products – 0.3%
Allegion PLC	21,361	1,937,656
AO Smith Corp.	32,335	1,724,102
Fortune Brands Home & Security, Inc.	31,777	1,512,903
Johnson Controls International PLC	206,193	7,616,769
Masco Corp.	66,772	2,624,807

		15,416,237
Commercial services and supplies – 0.4%
Cintas Corp.	19,140	3,868,385
Copart, Inc. (A)	45,389	2,750,120
Republic Services, Inc.	48,868	3,928,010
Rollins, Inc.	33,100	1,377,622
Waste Management, Inc.	88,144	9,159,043

		21,083,180
Construction and engineering – 0.1%
Fluor Corp.	31,611	1,163,285
Jacobs Engineering Group, Inc.	26,868	2,020,205
Quanta Services, Inc.	31,367	1,183,791

		4,367,281
Electrical equipment – 0.5%
AMETEK, Inc.	51,376	4,262,667
Eaton Corp. PLC	95,810	7,718,454
Emerson Electric Company	139,029	9,519,316
Rockwell Automation, Inc.	27,120	4,758,475

		26,258,912
Industrial conglomerates – 1.4%
3M Company	130,231	27,059,397
General Electric Company	1,969,228	19,672,588
Honeywell International, Inc.	164,885	26,203,524
Roper Technologies, Inc.	23,436	8,014,409

		80,949,918
Machinery – 1.5%
Caterpillar, Inc.	130,207	17,641,746
Cummins, Inc.	32,768	5,173,084
Deere & Company	71,955	11,501,287
Dover Corp.	32,884	3,084,519
Flowserve Corp.	29,406	1,327,387
Fortive Corp.	66,681	5,593,869
Illinois Tool Works, Inc.	68,233	9,793,482
Ingersoll-Rand PLC	54,705	5,905,405
PACCAR, Inc.	78,525	5,350,694

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	29,273	$5,023,832
Pentair PLC	35,891	1,597,508
Snap-on, Inc.	12,513	1,958,535
Stanley Black & Decker, Inc.	34,343	4,676,486
Wabtec Corp. (B)	30,187	2,225,386
Xylem, Inc. (B)	40,386	3,192,109

		84,045,329
Professional services – 0.3%
Equifax, Inc.	27,096	3,210,876
IHS Markit, Ltd. (A)	82,269	4,473,788
Nielsen Holdings PLC	79,772	1,888,203
Robert Half International, Inc.	27,298	1,778,738
Verisk Analytics, Inc.	36,994	4,920,202

		16,271,807
Road and rail – 1.0%
CSX Corp.	175,257	13,112,729
J.B. Hunt Transport Services, Inc.	19,627	1,988,019
Kansas City Southern	22,853	2,650,491
Norfolk Southern Corp.	60,492	11,305,350
Union Pacific Corp.	163,499	27,337,033

		56,393,622
Trading companies and distributors – 0.2%
Fastenal Company	64,508	4,148,509
United Rentals, Inc. (A)	18,226	2,082,321
W.W. Grainger, Inc.	10,252	3,085,134

		9,315,964

		506,227,619
Information technology – 20.5%
Communications equipment – 1.2%
Arista Networks, Inc. (A)	11,877	3,734,841
Cisco Systems, Inc.	995,637	53,754,442
F5 Networks, Inc. (A)	13,624	2,138,014
Juniper Networks, Inc.	79,568	2,106,165
Motorola Solutions, Inc.	37,124	5,212,952

		66,946,414
Electronic equipment, instruments and components – 0.4%
Amphenol Corp., Class A	67,153	6,341,929
Corning, Inc.	177,968	5,890,741
FLIR Systems, Inc.	31,090	1,479,262
IPG Photonics Corp. (A)	8,040	1,220,311
Keysight Technologies, Inc. (A)	42,749	3,727,713
TE Connectivity, Ltd.	76,451	6,173,418

		24,833,374
IT services – 5.0%
Accenture PLC, Class A	144,217	25,385,076
Akamai Technologies, Inc. (A)	36,599	2,624,514
Alliance Data Systems Corp.	10,218	1,787,946
Automatic Data Processing, Inc.	98,368	15,713,304
Broadridge Financial Solutions, Inc.	26,236	2,720,411
Cognizant Technology Solutions Corp., Class A	130,120	9,427,194
DXC Technology Company	60,729	3,905,482
Fidelity National Information
Services, Inc.	73,083	8,265,687
Fiserv, Inc. (A)	88,627	7,823,992
FleetCor Technologies, Inc. (A)	19,435	4,792,477
Gartner, Inc. (A)	20,426	3,098,216
Global Payments, Inc.	35,554	4,853,832
IBM Corp.	201,300	28,403,430
Jack Henry & Associates, Inc.	17,370	2,409,914
Mastercard, Inc., Class A	204,188	48,076,065
Paychex, Inc.	72,495	5,814,099

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
PayPal Holdings, Inc. (A)	265,400	$27,559,136
The Western Union Company	99,508	1,837,913
Total System Services, Inc.	36,849	3,501,023
VeriSign, Inc. (A)	23,906	4,340,373
Visa, Inc., Class A	395,892	61,834,371

		274,174,455
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (A)	199,906	5,101,601
Analog Devices, Inc.	83,183	8,756,674
Applied Materials, Inc.	214,691	8,514,645
Broadcom, Inc.	89,577	26,936,700
Intel Corp.	1,017,002	54,613,007
KLA-Tencor Corp.	37,320	4,456,381
Lam Research Corp.	34,491	6,174,234
Maxim Integrated Products, Inc.	62,262	3,310,471
Microchip Technology, Inc. (B)	53,773	4,461,008
Micron Technology, Inc. (A)	253,537	10,478,684
NVIDIA Corp.	137,080	24,614,085
Qorvo, Inc. (A)	28,069	2,013,389
QUALCOMM, Inc.	273,745	15,611,677
Skyworks Solutions, Inc.	39,246	3,237,010
Texas Instruments, Inc.	212,154	22,503,175
Xilinx, Inc.	57,296	7,264,560

		208,047,301
Software – 6.2%
Adobe, Inc. (A)	110,313	29,397,311
ANSYS, Inc. (A)	19,071	3,484,462
Autodesk, Inc. (A)	49,562	7,722,751
Cadence Design Systems, Inc. (A)	63,403	4,026,725
Citrix Systems, Inc.	28,242	2,814,598
Fortinet, Inc. (A)	32,543	2,732,636
Intuit, Inc.	58,592	15,316,535
Microsoft Corp.	1,735,380	204,670,719
Oracle Corp.	576,363	30,956,457
Red Hat, Inc. (A)	40,014	7,310,558
salesforce.com, Inc. (A)	173,038	27,404,028
Symantec Corp.	143,572	3,300,720
Synopsys, Inc. (A)	34,036	3,919,245

		343,056,745
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	1,013,071	192,432,836
Hewlett Packard Enterprise Company	311,520	4,806,754
HP, Inc.	346,934	6,740,928
NetApp, Inc.	55,795	3,868,825
Seagate Technology PLC	58,527	2,802,858
Western Digital Corp.	66,123	3,177,871
Xerox Corp.	44,904	1,436,030

		215,266,102

		1,132,324,391
Materials – 2.6%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	49,678	9,486,511
Albemarle Corp.	23,867	1,956,617
Celanese Corp.	29,004	2,860,084
CF Industries Holdings, Inc.	50,462	2,062,887
DowDuPont, Inc.	510,054	27,190,979
Eastman Chemical Company	31,470	2,387,944
Ecolab, Inc.	57,432	10,139,045
FMC Corp.	30,261	2,324,650
International Flavors & Fragrances, Inc.	22,762	2,931,518
Linde PLC	124,647	21,929,147
LyondellBasell Industries NV, Class A	68,866	5,790,253
PPG Industries, Inc.	53,384	6,025,452

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Mosaic Company	79,693	$2,176,416
The Sherwin-Williams Company	18,515	7,974,596

		105,236,099
Construction materials – 0.1%
Martin Marietta Materials, Inc.	14,093	2,835,230
Vulcan Materials Company	29,674	3,513,402

		6,348,632
Containers and packaging – 0.3%
Avery Dennison Corp.	19,004	2,147,452
Ball Corp.	75,294	4,356,511
International Paper Company	91,018	4,211,403
Packaging Corp. of America	21,235	2,110,334
Sealed Air Corp.	35,265	1,624,306
Westrock Company	58,318	2,236,495

		16,686,501
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	329,820	4,251,380
Newmont Mining Corp.	121,242	4,336,826
Nucor Corp.	69,045	4,028,776

		12,616,982

		140,888,214
Real estate – 3.0%
Equity real estate investment trusts – 2.9%
Alexandria Real Estate Equities, Inc.	25,536	3,640,412
American Tower Corp.	99,794	19,665,406
Apartment Investment & Management Company, A Shares	34,964	1,758,340
AvalonBay Communities, Inc.	31,337	6,290,276
Boston Properties, Inc.	35,099	4,699,054
Crown Castle International Corp.	94,025	12,035,200
Digital Realty Trust, Inc.	47,035	5,597,165
Duke Realty Corp.	82,247	2,515,113
Equinix, Inc.	18,856	8,544,785
Equity Residential	83,706	6,304,736
Essex Property Trust, Inc.	14,846	4,294,057
Extra Space Storage, Inc.	28,961	2,951,416
Federal Realty Investment Trust	16,995	2,342,761
HCP, Inc.	107,301	3,358,521
Host Hotels & Resorts, Inc.	166,757	3,151,707
Iron Mountain, Inc.	64,320	2,280,787
Kimco Realty Corp.	94,695	1,751,858
Mid-America Apartment Communities, Inc.	25,582	2,796,880
Prologis, Inc.	142,622	10,261,653
Public Storage	33,954	7,394,502
Realty Income Corp.	68,740	5,056,514
Regency Centers Corp.	38,077	2,569,817
SBA Communications Corp. (A)	25,466	5,084,542
Simon Property Group, Inc.	69,908	12,737,937
SL Green Realty Corp.	19,162	1,723,047
The Macerich Company	23,773	1,030,560
UDR, Inc.	61,921	2,814,929
Ventas, Inc.	80,941	5,164,845
Vornado Realty Trust	38,913	2,624,293
Welltower, Inc.	87,421	6,783,870
Weyerhaeuser Company	168,361	4,434,629

		161,659,612
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	70,187	3,470,747

		165,130,359
Utilities – 3.2%

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities – 1.9%
Alliant Energy Corp.	53,020	$2,498,833
American Electric Power Company, Inc.	111,514	9,339,298
Duke Energy Corp.	164,373	14,793,570
Edison International	74,045	4,584,866
Entergy Corp.	42,856	4,098,319
Evergy, Inc.	57,577	3,342,345
Eversource Energy	71,962	5,105,704
Exelon Corp.	219,263	10,991,654
FirstEnergy Corp.	113,900	4,739,379
NextEra Energy, Inc.	108,123	20,902,338
Pinnacle West Capital Corp.	25,187	2,407,373
PPL Corp.	163,476	5,188,728
The Southern Company	233,935	12,089,761
Xcel Energy, Inc.	116,449	6,545,598

		106,627,766
Gas utilities – 0.0%
Atmos Energy Corp.	26,260	2,702,942
Independent power and renewable electricity producers – 0.1%
AES Corp.	148,833	2,690,901
NRG Energy, Inc.	63,582	2,700,963

		5,391,864
Multi-utilities – 1.1%
Ameren Corp.	55,625	4,091,219
CenterPoint Energy, Inc.	112,628	3,457,680
CMS Energy Corp.	63,671	3,536,287
Consolidated Edison, Inc.	72,571	6,154,747
Dominion Energy, Inc.	180,775	13,858,212
DTE Energy Company	41,309	5,152,885
NiSource, Inc.	84,213	2,413,545
Public Service Enterprise Group, Inc.	114,477	6,801,079
Sempra Energy	61,956	7,797,782
WEC Energy Group, Inc.	71,587	5,661,100

		58,924,536
Water utilities – 0.1%
American Water Works Company, Inc.	41,089	4,283,939

		177,931,047

TOTAL COMMON STOCKS (Cost $2,700,522,126)		$5,343,632,724

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 2.6031% (C)(D)	1,606,176	16,072,681

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,072,923)		$16,072,681

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 3.1%
U.S. Government Agency – 2.9%
Federal Home Loan Bank Discount Note
2.380%, 04/04/2019 *	$20,000,000	$19,995,967
2.390%, 04/17/2019 *	15,000,000	14,983,867
2.402%, 05/03/2019 *	30,000,000	29,935,467
2.410%, 04/15/2019 *	50,000,000	49,952,945
2.410%, 06/12/2019 *	20,000,000	19,903,200
2.425%, 04/30/2019 *	25,000,000	24,951,264

		159,722,710
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $7,555,818 on 4-1-19, collateralized by $7,870,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $7,710,869, including interest)	7,555,000	7,555,000

TOTAL SHORT-TERM INVESTMENTS (Cost $167,268,845)		$167,277,710

Total Investments (500 Index Trust) (Cost $2,883,863,894) – 100.3%		$5,526,983,115
Other assets and liabilities, net – (0.3%)		(13,797,792)

TOTAL NET ASSETS – 100.0%		$5,513,185,323

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $15,741,053.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

This security represents the investment of cash collateral received for securities lending.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
S&P 500 Index E-Mini Futures	1,276	Long	Jun 2019	$176,240,229	$181,064,400	$4,824,171

						$4,824,171

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 39.1%
U.S. Government – 14.5%
U.S. Treasury Bonds
2.500%, 02/15/2045		$4,501,000	$4,256,258
2.750%, 11/15/2042		8,595,000	8,570,491
3.000%, 02/15/2047		11,632,000	12,098,643
3.375%, 11/15/2048		15,700,000	17,513,473
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,660,425
2.375%, 12/31/2020 to 05/15/2027		17,036,000	17,110,043
2.625%, 02/15/2029		13,488,000	13,750,384
2.750%, 02/15/2028		14,040,000	14,453,522
2.875%, 08/15/2028		10,000,000	10,400,781

			101,814,020
U.S. Government Agency – 24.6%
Federal Home Loan Mortgage Corp.
3.000%, 10/01/2031 to 04/01/2047		10,141,952	10,177,787
3.500%, 10/01/2046 to 11/01/2048		16,830,024	17,218,387
4.000%, 01/01/2041 to 08/01/2048		3,854,393	4,018,695
4.500%, 09/01/2023 to 10/01/2041		2,785,272	2,949,530
5.000%, 03/01/2041		200,793	216,491
Federal National Mortgage Association
3.000%, TBA (A)		31,250,000	31,109,197
3.000%, 07/01/2027 to 10/01/2047		6,350,942	6,353,339
3.500%, TBA (A)		25,000,000	25,337,048
3.500%, 02/01/2026 to 03/01/2048		14,326,032	14,663,629
4.000%, TBA (A)		16,000,000	16,455,414
4.000%, 10/01/2025 to 10/01/2048		17,527,982	18,203,936
4.339%, (12 month LIBOR + 1.624%), 08/01/2034 (B)		437,339	455,927
4.500%, 08/01/2040 to 07/01/2048		10,280,068	10,853,380
4.872%, (6 month LIBOR + 2.122%), 07/01/2033 (B)		20,113	21,006
5.000%, 07/01/2019 to 04/01/2041		3,759,193	4,058,237
5.500%, 09/01/2034 to 11/01/2039		3,482,881	3,819,150
6.000%, 05/01/2035 to 02/01/2036		2,067,470	2,317,024
6.500%, 01/01/2039		496,868	567,726
7.000%, 09/01/2031 to 06/01/2032		146,016	166,663
7.500%, 09/01/2029 to 08/01/2031		35,750	40,771
Government National Mortgage Association
4.000%, 02/15/2041		2,156,173	2,251,724
5.000%, 04/15/2035		291,268	311,243
5.500%, 03/15/2035		224,767	246,056
6.000%, 03/15/2033 to 06/15/2033		183,710	204,774
6.500%, 09/15/2028 to 08/15/2031		47,141	52,316
7.000%, 04/15/2029		42,008	47,045
8.000%, 10/15/2026		19,594	21,858

			172,138,353

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $268,021,440)			$273,952,373

FOREIGN GOVERNMENT OBLIGATIONS – 0.7%
Argentina – 0.1%
Provincia de Buenos Aires 7.875%, 06/15/2027 (C)		260,000	189,150
Republic of Argentina 5.875%, 01/11/2028 (D)		436,000	334,412
Republic of Argentina, GDP-Linked Note 5.785%, 12/15/2035 (E)*	ARS	19,532,033	8,693

			532,255
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,371,774

Active Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	$615,150
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	475,958
9.375%, 04/01/2029		130,000	189,670

			665,628
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024		493,000	497,723
5.103%, 04/23/2048 (C)		335,000	366,199

			863,922
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (C)		640,000	666,541
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	162,192

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,926,447)			$4,877,462

CORPORATE BONDS – 38.0%
Communication services – 4.5%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	690,667
6.750%, 01/09/2038		108,000	149,062
7.750%, 12/01/2045		491,000	753,040
Activision Blizzard, Inc. 3.400%, 09/15/2026		368,000	360,805
Altice Financing SA 6.625%, 02/15/2023 (C)		275,000	281,188
AT&T, Inc. 4.350%, 03/01/2029 to 06/15/2045		823,000	811,774
C&W Senior Financing DAC 6.875%, 09/15/2027 (C)		315,000	315,788
Cablevision Systems Corp. 5.875%, 09/15/2022		280,000	292,600
CBS Corp.
3.375%, 03/01/2022		175,000	176,402
3.700%, 08/15/2024		280,000	284,722
CC Holdings GS V LLC 3.849%, 04/15/2023		365,000	373,870
Cengage Learning, Inc. 9.500%, 06/15/2024 (C)		432,000	356,400
CenturyLink, Inc. 7.600%, 09/15/2039		1,000,000	877,500
Charter Communications Operating LLC
4.200%, 03/15/2028		782,000	776,662
5.750%, 04/01/2048		775,000	811,309
6.484%, 10/23/2045		735,000	824,677
Cincinnati Bell, Inc. 7.000%, 07/15/2024 (C)(D)		482,000	443,720
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/2022		329,000	335,991
Comcast Corp.
3.969%, 11/01/2047		633,000	611,915
3.999%, 11/01/2049		761,000	741,911
Comunicaciones Celulares SA 6.875%, 02/06/2024 (C)		700,000	727,125
CSC Holdings LLC
5.375%, 02/01/2028 (C)		200,000	200,500
5.500%, 04/15/2027 (C)		230,000	234,865
7.500%, 04/01/2028 (C)		280,000	300,034

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	$758,000	$1,044,766
Discovery Communications LLC 2.800%, 06/15/2020 (C)	600,000	597,426
GCI LLC 6.875%, 04/15/2025	250,000	260,938
Historic TW, Inc. 7.570%, 02/01/2024	716,000	844,623
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (C)	200,000	206,000
Liquid Telecommunications Financing PLC 8.500%, 07/13/2022 (C)	280,000	288,308
McGraw-Hill Global Education Holdings LLC 7.875%, 05/15/2024 (C)	262,000	212,220
MDC Partners, Inc. 6.500%, 05/01/2024 (C)(D)	492,000	407,130
Millicom International Cellular SA 6.250%, 03/25/2029 (C)	300,000	305,193
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (C)	140,000	132,884
Myriad International Holdings BV 5.500%, 07/21/2025 (C)	365,000	390,257
National CineMedia LLC 6.000%, 04/15/2022	146,000	147,460
Netflix, Inc.
4.875%, 04/15/2028	355,000	351,450
5.875%, 11/15/2028 (C)	540,000	570,375
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (C)	315,000	307,268
Rackspace Hosting, Inc. 8.625%, 11/15/2024 (C)(D)	335,000	298,445
Radiate Holdco LLC
6.625%, 02/15/2025 (C)	340,000	328,100
6.875%, 02/15/2023 (C)	120,000	118,800
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (C)	671,000	671,403
5.375%, 07/15/2026 (C)	350,000	356,125
Sprint Capital Corp. 6.875%, 11/15/2028	557,000	535,416
Sprint Corp. 7.875%, 09/15/2023	365,000	383,250
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (C)	228,125	228,057
Telecom Argentina SA 6.500%, 06/15/2021 (C)	240,000	237,840
Telecom Italia Capital SA 7.200%, 07/18/2036	465,000	472,161
Telecom Italia SpA 5.303%, 05/30/2024 (C)	335,000	336,675
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	445,414
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	391,584
Tribune Media Company 5.875%, 07/15/2022	350,000	357,219
UPC Holding BV 5.500%, 01/15/2028 (C)	240,000	239,400
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,327,904
4.400%, 11/01/2034	400,000	416,689
4.522%, 09/15/2048	978,000	1,005,029
4.672%, 03/15/2055	715,000	731,707

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.862%, 08/21/2046	$815,000	$871,057
5.012%, 08/21/2054	591,000	633,423

Viacom, Inc. 4.375%, 03/15/2043	642,000	576,067
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057	350,000	350,875
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	595,000	604,769
Warner Media LLC 3.800%, 02/15/2027	372,000	370,093
7.625%, 04/15/2031	451,000	591,493
West Corp. 8.500%, 10/15/2025 (C)	170,000	146,200
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	135,000	136,688
5.500%, 04/15/2026 (C)	234,000	240,143

		31,200,851
Consumer discretionary – 2.6%
Advance Auto Parts, Inc. 4.500%, 12/01/2023	650,000	682,117
Amazon.com, Inc.
3.150%, 08/22/2027	680,000	685,650
4.050%, 08/22/2047	440,000	465,382
AutoZone, Inc. 3.125%, 04/21/2026	535,000	521,337
Brinker International, Inc. 3.875%, 05/15/2023	740,000	709,475
CCM Merger, Inc. 6.000%, 03/15/2022 (C)	260,000	266,825
Daimler Finance North America LLC 3.750%, 11/05/2021 (C)	576,000	586,116
Dollar Tree, Inc. 4.200%, 05/15/2028	870,000	867,729
eBay, Inc. 3.800%, 03/09/2022	520,000	531,384
Eldorado Resorts, Inc.
6.000%, 09/15/2026	160,000	162,400
7.000%, 08/01/2023	95,000	99,409
Expedia Group, Inc.
3.800%, 02/15/2028	778,000	751,132
5.000%, 02/15/2026	760,000	805,170
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	344,723
3.813%, 10/12/2021	795,000	787,742
5.875%, 08/02/2021	689,000	713,846
General Motors Company 4.875%, 10/02/2023	596,000	620,900
General Motors Financial Company, Inc.
3.550%, 04/09/2021	405,000	407,148
4.000%, 01/15/2025	539,000	529,086
4.300%, 07/13/2025	445,000	442,785
GLP Capital LP 5.375%, 04/15/2026	357,000	373,029
Graham Holdings Company 5.750%, 06/01/2026 (C)	115,000	120,750
Grain Spectrum Funding II LLC 3.290%, 10/10/2019 (C)	454,820	453,633
Hilton Domestic Operating Company, Inc. 5.125%, 05/01/2026 (C)	190,000	192,850
Hilton Grand Vacations Borrower LLC 6.125%, 12/01/2024	171,000	177,413

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyatt Hotels Corp. 3.375%, 07/15/2023	$660,000	$662,699
International Game Technology PLC 6.500%, 02/15/2025 (C)	245,000	254,800
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (C)	205,000	214,738
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (C)	100,000	100,283
Laureate Education, Inc. 8.250%, 05/01/2025 (C)	209,000	226,765
Lear Corp. 5.250%, 01/15/2025	352,000	366,087
Marriott International, Inc. 3.125%, 06/15/2026	500,000	483,513
MDC Holdings, Inc. 5.500%, 01/15/2024	670,000	688,425
Nissan Motor Acceptance Corp. 3.650%, 09/21/2021 (C)	270,000	271,456
QVC, Inc.
4.375%, 03/15/2023	315,000	319,634
5.125%, 07/02/2022	250,000	262,017
5.450%, 08/15/2034	245,000	238,334
Vista Outdoor, Inc. 5.875%, 10/01/2023 (D)	246,000	228,780
Waterford Gaming LLC 8.625%, 09/15/2014 (C)(F)(G)	343,849	0
Wyndham Destinations, Inc.
5.400%, 04/01/2024	221,000	224,315
5.750%, 04/01/2027	700,000	694,330
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	519,000
6.875%, 11/15/2037	292,000	294,920

		18,348,127
Consumer staples – 1.1%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (C)	315,000	311,816
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/2048	730,000	688,053
4.600%, 04/15/2048	400,000	385,512
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	449,257
Conagra Brands, Inc. 3.800%, 10/22/2021	261,000	265,845
Constellation Brands, Inc. 3.200%, 02/15/2023	395,000	397,674
CVS Pass-Through Trust 8.353%, 07/10/2031 (C)	1,005,322	1,242,059
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,016,080
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021 (C)	665,000	672,245
Kraft Heinz Foods Company 4.875%, 02/15/2025 (C)	312,000	319,142
Natura Cosmeticos SA 5.375%, 02/01/2023 (C)	475,000	476,425
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,055,334
Simmons Foods, Inc. 5.750%, 11/01/2024 (C)	235,000	206,213

		7,485,655
Energy – 6.4%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	377,597
5.550%, 03/15/2026	800,000	873,241

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Andeavor Logistics LP 4.250%, 12/01/2027	$221,000	$222,643
5.250%, 01/15/2025	100,000	103,849
6.375%, 05/01/2024	305,000	319,488
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (H)	506,000	508,530
Antero Midstream Partners LP 5.375%, 09/15/2024	315,000	317,457
Antero Resources Corp. 5.125%, 12/01/2022	410,000	412,173
Apache Corp. 5.100%, 09/01/2040	325,000	321,752
Archrock Partners LP 6.000%, 04/01/2021 to 10/01/2022	713,000	715,287
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	833,597
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	528,153
Buckeye Partners LP 3.950%, 12/01/2026	500,000	475,764
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,415,659
Cenovus Energy, Inc. 4.450%, 09/15/2042	445,000	394,149
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	531,000	556,886
5.875%, 03/31/2025	220,000	239,250
Chesapeake Energy Corp. 7.500%, 10/01/2026 (D)	214,000	210,212
Cimarex Energy Company 4.375%, 06/01/2024	745,000	774,406
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (C)	545,000	648,994
CNOOC Petroleum NA ULC 6.400%, 05/15/2037	775,000	997,518
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (C)	247,000	251,267
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	269,000	280,927
ConocoPhillips Company 5.950%, 03/15/2046	575,000	760,153
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	407,110
5.000%, 09/15/2022	707,000	712,284
CSI Compressco LP
7.250%, 08/15/2022	465,000	406,875
7.500%, 04/01/2025 (C)	393,000	375,315
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) 12/15/2022 (H)	415,000	407,219
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (C)	600,000	559,500
Devon Energy Corp. 5.000%, 06/15/2045	600,000	629,481
Devon Financing Company LLC 7.875%, 09/30/2031	874,000	1,143,492
Diamondback Energy, Inc. 4.750%, 11/01/2024 (C)	256,000	261,709
Enable Midstream Partners LP
3.900%, 05/15/2024	411,000	408,309
4.950%, 05/15/2028	520,000	528,874
Enbridge Energy Partners LP 4.375%, 10/15/2020	440,000	449,627

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP (continued)
7.500%, 04/15/2038	$600,000	$808,808
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	460,000	434,700
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	391,242
Energen Corp. 4.625%, 09/01/2021	500,000	504,375
Energy Transfer Operating LP
4.150%, 10/01/2020	1,000,000	1,016,215
4.200%, 04/15/2027	181,000	181,959
4.250%, 03/15/2023	555,000	570,209
5.150%, 03/15/2045	405,000	390,522
5.875%, 01/15/2024	265,000	290,021
5.950%, 10/01/2043	300,000	316,873
Energy Transfer Partners LP
5.000%, 10/01/2022	50,000	52,732
5.875%, 03/01/2022	45,000	48,116
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	605,301
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	714,000	660,450
Hess Corp.
5.600%, 02/15/2041	400,000	407,432
5.800%, 04/01/2047	500,000	522,096
Husky Energy, Inc. 3.950%, 04/15/2022	392,000	401,185
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	521,805
7.300%, 08/15/2033	603,000	748,940
7.750%, 03/15/2032	240,000	309,981
Kinder Morgan, Inc. 3.150%, 01/15/2023	232,000	232,541
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	937,429
MPLX LP
4.000%, 03/15/2028	420,000	417,576
4.800%, 02/15/2029	215,000	226,446
Murphy Oil Corp. 5.750%, 08/15/2025	222,000	229,240
National Oilwell Varco, Inc. 2.600%, 12/01/2022	600,000	588,447
Newfield Exploration Company
5.625%, 07/01/2024	690,000	753,515
5.750%, 01/30/2022	467,000	498,326
Noble Energy, Inc. 4.150%, 12/15/2021	600,000	614,573
Noble Holding International, Ltd. 5.250%, 03/15/2042	500,000	300,000
Occidental Petroleum Corp. 3.400%, 04/15/2026	310,000	316,917
ONEOK Partners LP
5.000%, 09/15/2023	220,000	233,931
6.650%, 10/01/2036	835,000	956,430
Parsley Energy LLC 5.625%, 10/15/2027 (C)	310,000	309,225
Petrobras Global Finance BV
5.750%, 02/01/2029	84,000	83,202
7.375%, 01/17/2027	565,000	623,619
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	453,830
5.375%, 03/13/2022	115,000	117,185

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Plains All American Pipeline LP 4.900%, 02/15/2045	$750,000	$720,645
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	358,000	361,243
5.000%, 03/15/2027	336,000	356,193
5.750%, 05/15/2024	585,000	645,012
5.875%, 06/30/2026	200,000	222,600
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (C)	550,000	546,080
SM Energy Company 6.625%, 01/15/2027	80,000	76,000
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,084,829
3.900%, 07/15/2026	575,000	572,389
4.400%, 04/01/2021	329,000	337,765
5.400%, 10/01/2047	324,000	323,276
Tallgrass Energy Partners LP 4.750%, 10/01/2023 (C)	294,000	295,746
Targa Resources Partners LP 5.875%, 04/15/2026 (C)	300,000	317,100
Teekay Offshore Partners LP 8.500%, 07/15/2023 (C)	315,000	308,700
The Williams Companies, Inc.
3.750%, 06/15/2027	375,000	372,709
4.300%, 03/04/2024	700,000	728,092
4.550%, 06/24/2024	620,000	654,810
5.750%, 06/24/2044	330,000	363,570
WPX Energy, Inc. 5.250%, 09/15/2024	135,000	136,350
YPF SA 8.500%, 07/28/2025 (C)	355,000	348,344

		44,675,594
Financials – 11.1%
Ally Financial, Inc. 5.125%, 09/30/2024	620,000	651,775
Ambac Assurance Corp. 5.100%, 06/07/2020 (C)	131	185
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.803%, 02/12/2023 (B)(C)	570	574
American Express Company 2.500%, 08/01/2022	575,000	568,477
American International Group, Inc. 3.900%, 04/01/2026	830,000	836,015
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2087	100,000	99,000
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	489,588
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	420,000	423,809
Ares Capital Corp. 3.625%, 01/19/2022	396,000	396,912
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (C)	280,000	126,000
Assurant, Inc. 4.000%, 03/15/2023	1,260,000	1,275,989
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (C)(H)	235,000	248,806
AXA SA 8.600%, 12/15/2030	170,000	222,700

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA 4.379%, 04/12/2028	$400,000	$405,519
Bank of America Corp.
3.950%, 04/21/2025	473,000	482,034
4.200%, 08/26/2024	225,000	233,001
4.450%, 03/03/2026	585,000	609,996
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,145,988
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,063,904
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (H)	680,000	738,650
Barclays Bank PLC 10.179%, 06/12/2021 (C)	235,000	266,064
Barclays PLC 4.375%, 01/12/2026	300,000	301,451
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) 09/15/2023 (H)	370,000	370,629
BPCE SA
4.500%, 03/15/2025 (C)	405,000	407,492
5.700%, 10/22/2023 (C)	340,000	362,283
Brighthouse Financial, Inc. 3.700%, 06/22/2027	700,000	631,386
Capital One Financial Corp.
3.450%, 04/30/2021	625,000	632,687
3.500%, 06/15/2023	1,338,000	1,354,957
3.750%, 07/28/2026	500,000	487,386
3.900%, 01/29/2024	300,000	306,708
Citigroup, Inc.
2.350%, 08/02/2021	635,000	627,689
3.500%, 05/15/2023	1,060,000	1,075,228
4.500%, 01/14/2022	1,000,000	1,043,272
4.600%, 03/09/2026	746,000	779,841
5.500%, 09/13/2025	215,000	235,811
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (H)	465,000	489,413
CNO Financial Group, Inc. 5.250%, 05/30/2025	398,000	411,930
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) 06/30/2019 (C)(H)	308,000	313,775
Credit Acceptance Corp. 6.125%, 02/15/2021	325,000	325,406
Credit Agricole SA 4.375%, 03/17/2025 (C)	600,000	610,823
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (C)(H)	310,000	332,666
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) 12/11/2023 (C)(H)	245,000	259,088
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (C)(H)	410,000	421,788
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/2026	405,000	423,329
Credito Real SAB de CV 7.250%, 07/20/2023 (C)	185,000	190,319

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) 11/29/2022 (C)(H)	$195,000	$188,906
Danske Bank A/S 5.000%, 01/12/2022 (C)	375,000	384,042
Discover Financial Services
3.950%, 11/06/2024	580,000	590,919
4.100%, 02/09/2027	167,000	167,077
5.200%, 04/27/2022	115,000	121,608
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (C)	19,900	19,979
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (C)	422,000	394,524
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (H)	297,000	284,378
Freedom Mortgage Corp.
8.125%, 11/15/2024 (C)	350,000	310,625
8.250%, 04/15/2025 (C)	140,000	124,250
FS KKR Capital Corp. 4.250%, 01/15/2020	225,000	225,308
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	670,000	683,703
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) 09/17/2024 (H)	185,000	186,156
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (H)	460,000	481,031
ING Bank NV 5.800%, 09/25/2023 (C)	280,000	302,917
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (D)(H)	200,000	197,380
Invesco Finance PLC 3.125%, 11/30/2022	850,000	850,416
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	1,330,000	1,392,642
Jefferies Group LLC
4.150%, 01/23/2030	495,000	453,664
4.850%, 01/15/2027	414,000	416,436
8.500%, 07/15/2019	505,000	512,925
JPMorgan Chase & Co.
2.400%, 06/07/2021	735,000	729,710
3.200%, 06/15/2026	405,000	402,693
3.375%, 05/01/2023	1,250,000	1,263,371
4.125%, 12/15/2026 (D)	600,000	619,845
4.500%, 01/24/2022	1,300,000	1,359,532
6.300%, 04/23/2019	1,000,000	1,002,080
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (H)	430,000	471,422
Ladder Capital Finance Holdings LLLP 5.250%, 03/15/2022 to 10/01/2025 (C)	330,000	325,450
Lazard Group LLC 4.375%, 03/11/2029	295,000	297,552
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	668,078
4.750%, 03/15/2026	825,000	853,152
Liberty Mutual Group, Inc. 4.250%, 06/15/2023 (C)	1,000,000	1,036,578

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) 03/07/2087 (C)	$510,000	$583,950
Lincoln National Corp. 6.250%, 02/15/2020	1,000,000	1,028,411
Lloyds Banking Group PLC 4.450%, 05/08/2025	1,000,000	1,038,538
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (H)	305,000	314,150
Loews Corp.
2.625%, 05/15/2023	630,000	625,025
3.750%, 04/01/2026	825,000	850,740
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (H)	315,000	316,890
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (C)(D)	405,000	418,579
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,257,732
5.350%, 06/01/2021	800,000	834,413
MetLife, Inc. 3.000%, 03/01/2025	300,000	300,706
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	300,000	321,750
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2068 (C)	120,000	162,450
MGIC Investment Corp. 5.750%, 08/15/2023	136,000	143,650
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	895,000	901,877
Morgan Stanley
3.875%, 01/27/2026	360,000	368,354
4.100%, 05/22/2023	900,000	924,477
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) 07/15/2019 (H)	200,000	200,500
MSCI, Inc. 5.250%, 11/15/2024 (C)	50,000	51,740
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/2023 (C)	217,000	223,510
9.125%, 07/15/2026 (C)	174,000	176,610
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 5.078%, 12/15/2024 (B)(C)	1,130,000	1,122,960
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (C)	315,000	329,175
PNC Bank NA 2.450%, 07/28/2022	525,000	523,033
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	827,000	874,553
Quicken Loans, Inc.
5.250%, 01/15/2028 (C)	320,000	299,600
5.750%, 05/01/2025 (C)	410,000	411,025
Radian Group, Inc.
4.500%, 10/01/2024	190,000	187,150
5.250%, 06/15/2020	134,000	137,518
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	495,238
4.950%, 07/15/2046	500,000	529,777

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (C)	$57,000	$57,784
8.250%, 11/15/2026 (C)	92,000	90,275
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) 08/13/2021	676,000	679,243
Regions Financial Corp.
2.750%, 08/14/2022	640,000	635,226
3.800%, 08/14/2023	260,000	267,384
Santander Holdings USA, Inc.
3.400%, 01/18/2023	360,000	360,286
3.700%, 03/28/2022	635,000	642,004
4.450%, 12/03/2021	425,000	437,655
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (C)	345,000	342,032
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(H)	375,000	386,719
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,109,339
Springleaf Finance Corp. 6.875%, 03/15/2025	140,000	144,550
Stearns Holdings LLC 9.375%, 08/15/2020 (C)	116,000	108,460
Stifel Financial Corp. 4.250%, 07/18/2024	1,592,000	1,639,473
SunTrust Bank 2.450%, 08/01/2022	470,000	464,024
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	425,000	438,685
The Charles Schwab Corp. (7.000% to 2-1-22, then 3 month LIBOR + 4.820%) 02/01/2022 (H)	1,000,000	1,065,000
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	1,200,000	1,221,168
3.850%, 01/26/2027	952,000	956,419
The Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	500,000	512,887
6.625%, 03/30/2040	500,000	625,947
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	303,000	311,295
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (H)	385,000	379,225
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (H)	740,000	786,250
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	980,000	984,423
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (H)	805,000	857,325
The Toronto-Dominion Bank 3.250%, 03/11/2024	479,000	484,941
Trident Merger Sub, Inc. 6.625%, 11/01/2025 (C)	115,000	107,525
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (C)	545,000	537,119

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (C)(H)	$383,000	$388,756
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	726,234
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	615,000	605,775
Wells Fargo & Company (3 month LIBOR + 3.770%) 6.558%, 06/15/2019 (B)(H)	322,000	324,013
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (H)	995,000	1,063,158
Wells Fargo & Company, Series M 3.450%, 02/13/2023	900,000	910,025
Willis Towers Watson PLC 5.750%, 03/15/2021	1,350,000	1,413,770

		78,017,167
Health care – 2.0%
Abbott Laboratories 3.750%, 11/30/2026	680,000	706,543
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	691,894
Bausch Health Companies, Inc. 6.125%, 04/15/2025 (C)	490,000	485,100
Baxter International, Inc. 3.500%, 08/15/2046	500,000	433,039
Bayer US Finance II LLC 3.500%, 06/25/2021 (C)	270,000	271,128
Boston Scientific Corp. 3.450%, 03/01/2024	346,000	352,415
Celgene Corp. 3.250%, 02/20/2023	341,000	344,111
Centene Corp. 5.375%, 06/01/2026 (C)	343,000	357,578
Cigna Holding Company 4.500%, 03/15/2021	1,100,000	1,129,311
CVS Health Corp. 3.350%, 03/09/2021	875,000	882,129
5.050%, 03/25/2048	880,000	886,982
DaVita, Inc. 5.000%, 05/01/2025	545,000	522,246
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	567,000	570,375
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	738,000	791,192
7.500%, 02/15/2022	270,000	297,756
IQVIA, Inc. 4.875%, 05/15/2023 (C)	155,000	157,728
MEDNAX, Inc.
5.250%, 12/01/2023 (C)	355,000	359,438
6.250%, 01/15/2027 (C)(D)	292,000	295,285
Mylan NV
3.950%, 06/15/2026	800,000	763,806
5.250%, 06/15/2046	250,000	225,334
Select Medical Corp. 6.375%, 06/01/2021	365,000	365,913
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	1,120,000	1,083,017
Team Health Holdings, Inc. 6.375%, 02/01/2025 (C)(D)	89,000	72,201

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	$49,000	$47,657
Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/2028	315,000	317,811
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	664,963
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	345,000	348,019
5.000%, 06/01/2026 (C)	288,000	292,680
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/2025	550,000	542,732

		14,258,383
Industrials – 3.6%
3M Company 3.250%, 02/14/2024	485,000	499,972
AECOM 5.125%, 03/15/2027	540,000	521,775
AerCap Ireland Capital DAC 4.625%, 10/30/2020	410,000	419,733
5.000%, 10/01/2021	382,000	396,429
Ahern Rentals, Inc. 7.375%, 05/15/2023 (C)	427,000	393,374
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (C)	281,765	286,330
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (C)	404,200	389,891
Air Lease Corp.
3.000%, 09/15/2023	400,000	391,299
4.750%, 03/01/2020	500,000	507,871
Aircastle, Ltd.
4.400%, 09/25/2023	235,000	239,410
5.500%, 02/15/2022	225,000	236,102
American Airlines 2000-1 Pass Through Trust 6.977%, 11/23/2022	115,975	120,080
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	372,746	386,277
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	497,678	486,879
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 11/01/2024	191,959	188,907
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029	491,378	492,459
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	238,500	234,994
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	306,000	307,346
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	218,911	211,731
Arconic, Inc. 5.125%, 10/01/2024	339,000	347,807
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	350,000	337,750

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (C)	$295,000	$300,163
Azul Investments LLP
5.875%, 10/26/2024 (C)(D)	315,000	297,284
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (C)	359,768	373,043
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (C)	64,611	65,490
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (C)	197,584	197,643
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	215,420	225,631
Continental Airlines 2012-1 Class B Pass Through Trust 6.250%, 10/11/2021	75,235	76,574
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	130,080	137,638
Delta Air Lines, Inc. 3.625%, 03/15/2022	650,000	654,463
3.800%, 04/19/2023	251,000	253,747
4.375%, 04/19/2028	480,000	470,306
Empresa de Transporte de Pasajeros Metro SA 4.750%, 02/04/2024 (C)	340,000	358,101
Equifax, Inc.
7.000%, 07/01/2037	105,000	119,975
Fortive Corp. 3.150%, 06/15/2026	700,000	682,185
GATX Corp. 3.850%, 03/30/2027	800,000	785,478
General Electric Company 2.700%, 10/09/2022	1,100,000	1,080,234
General Electric Company (3 month LIBOR + 0.480%) 3.096%, 08/15/2036 (B)	131,000	100,741
H&E Equipment Services, Inc. 5.625%, 09/01/2025	175,000	174,563
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (C)	625,000	640,625
IHS Markit, Ltd. 4.000%, 03/01/2026 (C)	512,000	511,488
4.750%, 02/15/2025 (C)	175,000	181,995
4.750%, 08/01/2028	273,000	285,643
5.000%, 11/01/2022 (C)	210,000	219,093
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	721,447
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (C)	290,000	305,588
Lennox International, Inc. 3.000%, 11/15/2023	800,000	785,095
LSC Communications, Inc. 8.750%, 10/15/2023 (C)(D)	240,000	254,100
Masco Corp. 4.375%, 04/01/2026	400,000	407,095
4.450%, 04/01/2025	195,000	200,360
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	79,293	80,895

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Owens Corning 4.200%, 12/15/2022	$210,000	$215,607
Prime Security Services Borrower LLC 9.250%, 05/15/2023 (C)	132,000	138,600
Tervita Escrow Corp. 7.625%, 12/01/2021 (C)	285,000	282,863
TTX Company 4.200%, 07/01/2046 (C)	700,000	714,188
Tutor Perini Corp. 6.875%, 05/01/2025 (C)	115,000	114,584
Tyco Electronics Group SA 4.875%, 01/15/2021	500,000	517,780
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,185,700
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	460,829	466,544
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	262,289	267,483
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	386,758	372,951
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	571,470	555,412
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	127,579	128,039
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033	300,000	307,727
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	427,988
5.500%, 07/15/2025	390,000	398,775
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	98,003	104,099
Verisk Analytics, Inc.
4.000%, 06/15/2025	273,000	284,947
4.125%, 03/15/2029	400,000	410,518
XPO Logistics, Inc. 6.500%, 06/15/2022 (C)	281,000	287,182

		25,524,086
Information technology – 2.2%
Advanced Micro Devices, Inc. 7.000%, 07/01/2024	230,000	240,782
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (C)	290,000	281,300
Broadcom Corp. 3.875%, 01/15/2027	800,000	764,789
Citrix Systems, Inc. 4.500%, 12/01/2027	470,000	464,332
CommScope Finance LLC 8.250%, 03/01/2027 (C)	400,000	415,000
Dell International LLC 4.900%, 10/01/2026 (C)	594,000	604,895
5.300%, 10/01/2029 (C)	594,000	597,846
6.020%, 06/15/2026 (C)	890,000	957,278
8.350%, 07/15/2046 (C)	758,000	916,189
Fiserv, Inc. 3.850%, 06/01/2025	614,000	631,276
j2 Cloud Services LLC 6.000%, 07/15/2025 (C)	160,000	166,200

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
KLA-Tencor Corp.
4.100%, 03/15/2029	$332,000	$339,393
Lam Research Corp.
3.750%, 03/15/2026	435,000	443,039
4.875%, 03/15/2049	359,000	379,257
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	525,000	543,209
Microchip Technology, Inc.
3.922%, 06/01/2021 (C)	340,000	343,043
4.333%, 06/01/2023 (C)	780,000	797,230
Micron Technology, Inc.
4.975%, 02/06/2026	455,000	463,570
5.327%, 02/06/2029	678,000	696,957
Microsoft Corp. 4.450%, 11/03/2045	460,000	524,454
Motorola Solutions, Inc. 4.600%, 02/23/2028	663,000	669,000
NXP BV
4.625%, 06/01/2023 (C)	815,000	846,378
4.875%, 03/01/2024 (C)	354,000	373,548
Qorvo, Inc. 5.500%, 07/15/2026 (C)	150,000	154,890
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	503,991
Tech Data Corp. 4.950%, 02/15/2027	650,000	658,045
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	640,000	648,749
VeriSign, Inc.
4.750%, 07/15/2027	195,000	195,023
5.250%, 04/01/2025	205,000	214,738
Western Digital Corp. 4.750%, 02/15/2026	357,000	340,489

		15,174,890
Materials – 1.4%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	405,480
4.750%, 04/10/2027 (C)	215,000	219,275
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (C)	190,000	190,000
Bemis Company, Inc. 3.100%, 09/15/2026	500,000	473,325
Braskem Finance, Ltd. 7.000%, 05/07/2020 (C)	335,000	347,231
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (C)	390,000	379,178
Cemex SAB de CV
6.125%, 05/05/2025 (C)	400,000	414,000
CF Industries, Inc. 4.950%, 06/01/2043	175,000	150,063
Commercial Metals Company 5.375%, 07/15/2027	122,000	117,425
Cydsa SAB de CV 6.250%, 10/04/2027 (C)	360,000	344,254
Eastman Chemical Company 4.500%, 01/15/2021	68,000	69,452
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (C)	250,000	231,875
7.500%, 04/01/2025 (C)	100,000	96,125
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	500,000	437,505
Greif, Inc. 6.500%, 03/01/2027 (C)	72,000	73,620
Huntsman International LLC 4.500%, 05/01/2029	500,000	498,334

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Klabin Finance SA 4.875%, 09/19/2027 (C)	$200,000	$194,000
Methanex Corp. 5.650%, 12/01/2044	450,000	429,873
Mexichem SAB de CV 5.500%, 01/15/2048 (C)	430,000	405,563
Norbord, Inc. 6.250%, 04/15/2023 (C)	185,000	189,625
Syngenta Finance NV
4.441%, 04/24/2023 (C)	635,000	648,096
5.676%, 04/24/2048 (C)	205,000	194,542
The Chemours Company 6.625%, 05/15/2023	504,000	521,055
The Dow Chemical Company
3.000%, 11/15/2022	270,000	270,314
4.125%, 11/15/2021	1,000,000	1,029,141
The Mosaic Company 4.250%, 11/15/2023	600,000	622,995
The Sherwin-Williams Company 4.200%, 01/15/2022	1,000,000	1,029,905
U.S. Concrete, Inc. 6.375%, 06/01/2024	105,000	106,575

		10,088,826
Real estate – 1.9%
American Homes 4 Rent LP 4.250%, 02/15/2028	415,000	411,102
American Tower Corp.
3.550%, 07/15/2027	662,000	651,991
4.700%, 03/15/2022	310,000	324,424
5.000%, 02/15/2024	670,000	723,480
5.900%, 11/01/2021	800,000	856,489
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	600,565
EPR Properties 5.750%, 08/15/2022	500,000	532,633
Equinix, Inc. 5.375%, 05/15/2027	275,000	288,063
Equity Commonwealth 5.875%, 09/15/2020	700,000	716,336
ERP Operating LP 3.375%, 06/01/2025	300,000	304,717
Essex Portfolio LP
3.625%, 05/01/2027	500,000	499,426
HCP, Inc. 3.875%, 08/15/2024	800,000	815,770
Healthcare Trust of America Holdings LP 3.500%, 08/01/2026	500,000	485,087
Mid-America Apartments LP
3.950%, 03/15/2029	700,000	711,936
National Retail Properties, Inc. 3.300%, 04/15/2023	660,000	664,213
Omega Healthcare Investors, Inc. 4.500%, 01/15/2025	225,000	228,781
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	512,977
Reckson Operating Partnership LP 7.750%, 03/15/2020	775,000	807,917
SBA Tower Trust 3.722%, 04/09/2048 (C)	608,000	616,285
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	498,037
Ventas Realty LP 3.500%, 02/01/2025	343,000	343,288

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
VEREIT Operating Partnership LP 4.600%, 02/06/2024	$372,000	$382,981
Weingarten Realty Investors 3.375%, 10/15/2022	1,050,000	1,054,401

		13,030,899
Utilities – 1.2%
ABY Transmision Sur SA
6.875%, 04/30/2043 (C)	276,528	307,640
AmeriGas Partners LP
5.500%, 05/20/2025	250,000	249,063
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,284,800
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	535,000	726,821
CenterPoint Energy, Inc.
2.500%, 09/01/2022	310,000	303,662
Clearway Energy Operating LLC
5.375%, 08/15/2024	608,000	606,480
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (C)(H)	285,000	286,781
Emera US Finance LP 3.550%, 06/15/2026	248,000	245,261
Empresa Electrica Angamos SA 4.875%, 05/25/2029 (C)	255,640	257,596
Greenko Dutch BV
4.875%, 07/24/2022 (C)	285,000	280,537
5.250%, 07/24/2024 (C)	215,000	206,826
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (C)	290,000	230,188
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (C)	170,000	189,444
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	570,000	573,816
NextEra Energy Operating Partners LP 4.500%, 09/15/2027 (C)	245,000	238,875
NRG Energy, Inc. 6.250%, 05/01/2024	283,000	291,844
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	779,909
PPL Capital Funding, Inc. 3.400%, 06/01/2023	1,160,000	1,168,366

		8,227,909

TOTAL CORPORATE BONDS (Cost $260,973,221)		$266,032,387

CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
State Street Corp. (3 month LIBOR + 1.000%) 3.788%, 06/01/2077 (B)	132,000	104,280
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 04/29/2019 (B)(H)	425,000	340,000
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.807%, 04/29/2019 (B)(H)	1,045,000	820,325

		1,264,605

TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,503,244)		$1,264,605

MUNICIPAL BONDS – 0.6%
New Jersey State Turnpike Authority 7.414%, 01/01/2040	1,885,000	2,831,308

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
The School District of Philadelphia
5.995%, 09/01/2030	$315,000	$376,979
6.765%, 06/01/2040	1,010,000	1,257,844

TOTAL MUNICIPAL BONDS (Cost $3,662,761)		$4,466,131

TERM LOANS (I) – 0.1%
Communication services – 0.1%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%) 5.750%, 10/19/2023	116,700	115,874
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%) 7.000%, 07/03/2026	270,000	257,626

		373,500
Financials – 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%) 8.481%, 05/01/2023	200,813	185,752
Health care – 0.0%
Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%) 8.990%, 06/01/2023	344,999	344,999

TOTAL TERM LOANS (Cost $931,301)		$904,251

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.7%
Commercial and residential – 6.4%
Americold LLC
Series 2010-ARTA, Class C, 6.811%, 01/14/2029 (C)	1,350,000	1,415,514
Series 2010-ARTA, Class D, 7.443%, 01/14/2029 (C)	1,789,000	1,890,237
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1, 3.258%, 04/27/2048 (C)(J)	103,651	103,291
Series 2018-3, Class A1, 3.649%, 09/25/2048 (C)(J)	272,053	273,453
AOA Mortgage Trust
Series 2015-1177, Class C 3.010%, 12/13/2029 (C)(J)	190,000	186,876
Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, 04/25/2048 (C)(J)	794,592	803,278
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO 0.029%, 10/10/2045 (C)	531,500	5
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month LIBOR + 0.350%), 3.015%, 04/25/2035 (B)(C)	332,591	324,711
Series 2005-4A, Class A2 (1 month LIBOR + 0.390%), 2.880%, 01/25/2036 (B)(C)	182,866	175,465
Series 2006-2A, Class A2 (1 month LIBOR + 0.280%), 2.770%, 07/25/2036 (B)(C)	274,323	263,899
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR +0.971%), 3.460%, 03/15/2037 (B)(C)	353,000	350,787
Series 2018-TALL, Class E (1 month LIBOR + 2.437%), 4.926%, 03/15/2037 (B)(C)	288,000	286,736
BBCMS Trust Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (C)(J)	205,000	204,844

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Trust (continued)
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (C)(J)	$394,000	$413,499
Bear Stearns Asset Backed Securities Trust
Series 2003-AC4, Class A 5.500%, 09/25/2033	496,589	498,312
Bear Stearns Commercial Mortgage Securities Trust
Series 2004-PWR5, Class X1 IO, 0.592%, 07/11/2042 (C)	1,220,636	5,915
Series 2004-T16, Class X1 IO, 1.214%, 02/13/2046 (C)	123,694	2,630
BENCHMARK Mortgage Trust Series 2019-B10, Class A2 3.614%, 03/15/2062	475,000	491,180
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.896%, 01/10/2035 (C)	3,705,000	92,855
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) 3.810%, 03/15/2037 (B)(C)	330,000	329,169
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750% 4.239%, 12/15/2037 (B)(C)	121,000	121,301
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,800,000	1,860,439
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F 3.786%, 04/10/2028 (C)(J)	120,000	120,938
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) 4.639%, 07/15/2032 (B)(C)	254,000	254,000
CHL Mortgage Pass Through Trust Series 2004-HYB2, Class 4A 4.192%, 07/20/2034 (J)	541,868	546,360
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) 4.739%, 11/15/2036 (B)(C)	428,000	428,533
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month LIBOR + 2.500%), 4.989%, 07/15/2032 (B)(C)	103,000	101,644
Series 2018-C5, Class XA IO, 0.603%, 06/10/2051	9,981,203	510,406
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.617%, 06/11/2032 (B)(C)	153,000	152,518
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) 4.589%, 04/15/2036 (B)(C)	395,000	394,575
COLT Mortgage Loan Trust Series 2018-2, Class 1, 3.470%, 07/27/2048 (C)(J)	93,785	93,901
Series 2019-2, Class A1, 3.337%, 05/25/2049 (C)(J)	331,000	330,999

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG)
Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	$1,400,000	$1,437,032
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2012-CR2, Class XA IO, 1.649%, 08/15/2045	9,628,777	433,597
Series 2012-CR3 Class XA IO, 1.870%, 10/15/2045	10,963,626	595,334
Series 2013-CR8 Class AM, 3.823%, 06/10/2046 (C)(J)	1,000,000	1,027,643
Series 2014-CR15, Class C, 4.736%, 02/10/2047 (J)	800,000	850,036
Series 2014-CR15, Class XA IO, 1.035%, 02/10/2047	9,346,369	339,387
Series 2014-CR16, Class C, 4.907%, 04/10/2047 (J)	400,000	418,645
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.448%, 05/10/2051	3,726,212	133,506
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B, 4.934%, 12/10/2044 (J)	108,000	111,709
Series 2012-LC4, Class XA IO, 2.107%, 12/10/2044 (C)	4,161,498	204,872
Series 2013-300P, Class D, 4.394%, 08/10/2030 (C)(J)	442,000	455,387
Series 2013-300P, Class E, 4.394%, 08/10/2030 (C)(J)	700,000	698,495
Series 2013-LC13, Class B, 5.009%, 08/10/2046 (C)(J)	114,000	121,020
Series 2014-LC15, Class C, 4.939%, 04/10/2047 (J)	400,000	420,582
Series 2014-TWC, Class D (1 month LIBOR + 2.250%), 4.748%, 02/13/2032 (B)(C)	194,000	194,061
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.220%, 03/10/2047	4,504,277	199,151
Core Industrial Trust Series 2015-CALW, Class XA IO 0.810%, 02/10/2034 (C)	4,836,326	94,865
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO 0.702%, 02/15/2038 (C)	268,198	13
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 3.380%, 07/19/2044 (B)	629,632	626,166
FREMF Mortgage Trust Series 2011-K10, Class B, 4.622%, 11/25/2049 (C)(J)	1,000,000	1,021,197
Series 2011-K11, Class B, 4.416%, 12/25/2048 (C)(J)	875,000	893,317
Series 2017-K67, Class B, 3.944%, 09/25/2049 (C)(J)	445,000	450,065

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX, 3.382%, 12/15/2034 (C)(J)	$750,000	$746,842
Series 2015-NRF, Class DFX, 3.382%, 12/15/2034 (C)(J)	318,000	316,049
Series 2015-NRF, Class EFX, 3.382%, 12/15/2034 (C)(J)	250,000	247,646
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (C)(J)	205,874	206,201
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO 0.011%, 06/10/2048 (C)	3,804,556	2
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM 5.606%, 12/10/2049 (J)	156,063	137,324
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) 5.739%, 09/15/2034 (B)(C)	120,000	120,149
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM 5.692%, 07/10/2038 (J)	204,268	205,425
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO, 2.207%, 05/10/2045	2,839,161	116,650
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (C)(J)	859,800	875,632
Series 2015-590M, Class C, 3.805%, 10/10/2035 (C)(J)	215,000	214,755
Series 2016-RENT, Class D, 4.067%, 02/10/2029 (C)(J)	319,000	320,188
Series 2017-485L, Class C, 3.982%, 02/10/2037 (C)(J)	220,000	220,438
Series 2017-500K, Class F (1 month LIBOR + 1.800%), 4.289%, 07/15/2032 (B)(C)	58,000	57,837
Series 2005-GG4, Class XC IO, 1.432%, 07/10/2039 (C)	515,674	45
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (C)	14,944,281	260,222
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	15,506,330	258,419
Series 2007-6, Class ES IO, 0.353%, 08/19/2037 (C)	13,151,813	189,440
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month LIBOR + 1.050%), 3.539%, 12/15/2034 (B)(C)	1,000,000	993,718
Series 2018-ORL, Class D (1 month LIBOR + 1.700%), 4.189%, 12/15/2034 (B)(C)	145,000	145,088
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) 6.382%, 08/05/2034 (B)(C)	165,000	165,069
IMT Trust Series 2017-APTS, Class CFX 3.497%, 06/15/2034 (C)(J)	188,000	187,149

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO, 0.795%, 07/25/2035	$2,229,238	$65,685
Series 2005-AR8, Class AX2 IO, 0.820%, 05/25/2035	1,360,568	52,694
Series 2005-AR18, Class 1X IO, 1.045%, 10/25/2036	2,270,802	103,440
Series 2005-AR18, Class 2X IO, 0.613%, 10/25/2036	2,777,385	50,542
Irvine Core Office Trust
Series 2013-IRV, Class XA IO 1.105%, 05/15/2048 (C)	10,315,409	234,552
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO 0.555%, 08/15/2046	7,680,514	147,233
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class X IO, 0.285%, 05/15/2045	1,373,894	1,623
Series 2011-C3A, Class XA IO, 0.943%, 02/15/2046 (C)	9,625,019	146,662
Series 2011-C4, Class XA IO, 1.194%, 07/15/2046 (C)	7,257,497	145,871
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (C)	10,376,956	427,345
Series 2015-MAR7, Class C, 4.490%, 06/05/2032 (C)	253,000	255,213
Series 2018-PHH, Class A (1 month LIBOR + 0.910%), 3.399%, 06/15/2035 (B)(C)	225,000	224,491
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class XCL IO 0.111%, 02/15/2040 (C)	769,255	94
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.695%, 04/21/2034 (J)	154,978	159,250
Series 2004-8, Class 5A1, 4.662%, 08/25/2034 (J)	311,105	313,871
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	319,404	337,944
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 2.950%, 03/25/2030 (B)	31,101	30,112
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO, 0.060%, 02/12/2051 (C)	5,678,361	57
Series 2005-CIP1, Class XC IO, 0.010%, 07/12/2038 (C)	3,892,247	371
Series 2006-C2, Class X IO, 0.092%, 08/12/2043 (C)	1,572,411	412
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6, Class AM 5.526%, 03/12/2051 (J)	85,745	85,797
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA IO, 1.464%, 08/15/2045 (C)	10,457,911	401,213

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2012-C6, Class XA IO, 1.619%, 11/15/2045 (C)	$6,184,707	$284,874
Series 2013-C7, Class AS, 3.214%, 02/15/2046	1,000,000	997,175
Series 2013-C7, Class XA IO, 1.354%, 02/15/2046	11,273,478	482,940
Series 2014-C17, Class XA IO, 1.189%, 08/15/2047	15,983,224	553,748
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO, 0.777%, 07/15/2049 (C)	9,822,921	95,266
Series 2012-C4, Class AS, 3.773%, 03/15/2045	2,371,500	2,411,514
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 3.889%, 11/15/2034 (B)(C)	368,000	367,539
Series 2005-IQ9, Class X1 IO, 0.782%, 07/15/2056 (C)	3,461,064	7,940
MSCG Trust Series 2016-SNR, Class D 6.550%, 11/15/2034 (C)	254,150	254,254
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (C)(J)	135,000	134,778
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (C)(J)	168,000	171,533
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (C)	155,000	154,854
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO 1.780%, 12/25/2045	2,716,944	200,194
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.200%) 2.685%, 05/20/2035 (B)	73,439	71,751
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 3.793%, 03/25/2048 (C)(J)	168,019	169,412
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.826%, 07/15/2027 (C)(J)	60,770	58,883
UBS Commercial Mortgage Trust Series 2012-C1, Class B 4.822%, 05/10/2045	120,000	124,464
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.323%, 05/10/2063 (C)	6,209,691	225,579
Verus Securitization Trust Series 2018-3, Class A1 4.108%, 10/25/2058 (C)(J)	596,468	606,320
VNDO Mortgage Trust Series 2013-PENN, Class D 3.947%, 12/13/2029 (C)(J)	417,000	418,211
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class XC IO 0.423%, 03/15/2042 (C)	600,160	1,398

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A2 (1 month LIBOR + 0.400%), 2.890%, 06/25/2044 (B)	$490,095	$489,212
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%), 2.860%, 01/25/2045 (B)	735,079	733,388
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%), 3.330%, 07/25/2045 (B)	513,554	514,248
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%), 3.210%, 07/25/2045 (B)	410,231	410,886
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	279,848	266,807
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C, 2.710%, 03/18/2028 (C)(J)	344,000	340,893
Series 2017-SMP, Class D (1 month LIBOR + 1.650%), 4.139%, 12/15/2034 (B)(C)	160,000	159,957
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR3, Class 1A2 4.552%, 03/25/2035 (J)	177,391	178,912
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) 5.060%, 11/15/2029 (B)(C)	84,360	84,484
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO, 1.327%, 03/15/2044 (C)	13,037,347	281,714
Series 2012-C10, Class XA IO, 1.563%, 12/15/2045 (C)	6,308,203	301,540
Series 2012-C9, Class XA IO, 1.882%, 11/15/2045 (C)	7,999,935	442,605
Series 2013-C15, Class B, 4.474%, 08/15/2046 (J)	58,000	60,495
Series 2013-C16, Class B, 5.037%, 09/15/2046 (J)	74,000	79,351

		45,060,229
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	1,949,571	265,947
Series 3387, Class SB IO, 3.931%, 11/15/2037	1,481,679	194,385
Series 3632, Class AP, 3.000%, 02/15/2040	1,255,811	1,264,506
Series 3830, Class NI IO, 4.500%, 01/15/2036	252,638	2,129
Series K005, Class AX IO, 1.343%, 11/25/2019	12,667,372	84,304
Series K011, Class X1 IO, 0.172%, 11/25/2020	46,946,136	156,687
Series K014, Class X1 IO, 1.149%, 04/25/2021	9,011,383	184,408
Series K015, Class X1 IO, 1.570%, 07/25/2021	9,092,716	275,827

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K018, Class X1 IO, 1.344%, 01/25/2022	$3,446,416	$102,150
Series K021, Class A2, 2.396%, 06/25/2022	1,000,000	995,735
Series K021, Class X1 IO, 1.441%, 06/25/2022	11,963,166	469,383
Series K022, Class X1 IO, 1.231%, 07/25/2022	5,029,644	171,145
Series K026, Class X1 IO, 0.995%, 11/25/2022	10,376,341	309,243
Series K710, Class X1 IO, 1.728%, 05/25/2019	2,038,603	208
Series KAIV, Class X1 IO, 1.266%, 06/25/2021	29,705,367	610,300
Series KS01, Class X1 IO, 1.306%, 01/25/2023	6,632,616	216,554
Series T-41, Class 3A, 5.459%, 07/25/2032 (J)	61,736	66,557
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	9,606	10,721
Series 2010-15, Class KA, 4.000%, 03/25/2039	249,458	251,681
Series 2011-41, Class KA, 4.000%, 01/25/2041	363,520	371,763
Series 2011-86, Class NA, 4.000%, 01/25/2041	584,005	590,838
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	2,092,370	303,834
Series 2012-21, Class PA, 2.000%, 03/25/2041	2,889,776	2,846,460
Series 2012-38, Class PA, 2.000%, 09/25/2041	987,006	965,759
Series 2012-M5, Class X IO, 0.528%, 02/25/2022	14,824,388	182,868
Series 2002-W3, Class A5, 7.500%, 11/25/2041	74,045	85,779
Government National Mortgage Association
Series 2008-90, Class IO, 1.875%, 12/16/2050	2,653,930	510,019
Series 2010-147, Class SA IO, 3.685%, 05/20/2040	1,762,005	162,685
Series 2010-85, Class SB IO, 4.119%, 03/16/2040	1,870,428	249,109
Series 2012-114, Class IO, 0.766%, 01/16/2053	782,754	35,956
Series 2012-120, Class IO, 0.780%, 02/16/2053	9,240,159	446,084
Series 2012-70, Class IO, 0.453%, 08/16/2052	5,755,535	94,028
Series 2015-41, Class IO, 0.628%, 09/16/2056	9,579,023	443,519
Series 2016-174, Class IO, 0.914%, 11/16/2056	925,346	70,487
Series 2017-109, Class IO, 0.611%, 04/16/ 2057	3,499,780	188,724
Series 2017-124, Class IO, 0.706%, 01/16/2059	2,752,350	175,864
Series 2017-135, Class IO, 0.839%, 10/16/2058	2,822,066	190,320

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.609%, 02/16/2059	$2,529,496	$149,597
Series 2017-159, Class IO, 0.545%, 06/16/2059	3,250,165	168,471
Series 2017-169, Class IO, 0.733%, 01/16/2060	5,098,269	325,847
Series 2017-20, Class IO, 0.748%, 12/16/2058	5,506,121	336,970
Series 2017-22, Class IO, 1.022%, 12/16/2057	711,645	61,187
Series 2017-41, Class IO, 0.793%, 07/16/2058	1,951,070	131,722
Series 2017-46, Class IO, 0.621%, 11/16/2057	1,720,833	98,551
Series 2017-61, Class IO, 0.768%, 05/16/2059	2,500,762	175,153
Series 2018-081, Class IO, 0.448%, 01/16/2060	624,949	32,679
Series 2018-158, Class IO, 0.726%, 05/16/2061	3,510,703	262,798
Series 2018-35, Class IO, 0.525%, 03/16/2060	4,184,175	233,556
Series 2018-43, Class IO, 0.577%, 05/16/2060	4,709,408	264,492
Series 2018-69, Class IO, 0.535%, 04/16/2060	2,892,496	165,238
Series 2018-9, Class IO, 0.558%, 01/16/2060	3,086,484	177,284

		16,129,511

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,410,793)		$61,189,740

ASSET BACKED SECURITIES – 10.5%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 3.034%, 06/22/2037 (B)	243,776	236,000
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.889%, 08/25/2037 (B)	853,374	835,178
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.989%, 05/25/2036 (B)	295,486	291,180
Ally Auto Receivables Trust Series 2017-4, Class A4 1.960%, 07/15/2022	300,000	296,911
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	1,235,000	1,234,386
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	265,000	269,402
Series 2018-3, Class C 3.740%, 10/18/2024	211,000	215,869
Ameriquest Mortgage Securities, Inc. Series 2005-R10, Class M1 (1 month LIBOR + 0.410%) 2.900%, 01/25/2036 (B)	423,286	423,309

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (J)	$260	$269
Applebee’s Funding LLC Series 2014-1, Class A2 4.277%, 09/05/2044 (C)	622,125	624,835
Arby’s Funding LLC Series 2015-1A, Class A2 4.969%, 10/30/2045 (C)	527,288	540,127
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (C)	900,000	909,792
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.450%, 03/20/2023 (C)	280,000	282,966
BA Credit Card Trust
Series 2016-A1, Class A (1 month LIBOR + 0.390%) 2.879%, 10/15/2021 (B)	2,175,000	2,175,870
Series 2017-A1, Class A1 1.950%, 08/15/2022	3,730,000	3,707,111
Business Loan Express SBA Loan Trust Series 2005-1A, Class A (1 month LIBOR + 0.300%) 2.790%, 06/27/2033 (B)(C)	336,966	319,541
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	3,500,000	3,471,040
Series 2016-A7, Class A7 (1 month LIBOR + 0.510%) 2.999%, 09/16/2024 (B)	3,123,000	3,142,845
CarMax Auto Owner Trust Series 2018-1, Class A3 2.480%, 11/15/2022	270,000	269,536
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 3.690%, 01/25/2035 (B)	156,736	145,473
Chase Issuance Trust Series 2016-A3, Class A3 (1 month LIBOR + 0.550%) 3.039%, 06/15/2023 (B)	4,500,000	4,532,085
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3 1.920%, 04/07/2022	3,000,000	2,979,443
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 2.862%, 08/08/2024 (B)	3,000,000	3,002,997
Series 2018-A1, Class A1 2.490%, 01/20/2023	1,235,000	1,233,300
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (C)	534,205	538,166
CNH Equipment Trust
Series 2017-C, Class A3 2.080%, 02/15/2023	390,000	386,785
Series 2018-B, Class A3 3.190%, 11/15/2023	520,000	525,885
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (C)	515,813	525,642

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 3.013%, 03/28/2035 (B)	$240,000	$226,956
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (J)	250,007	262,579
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	6,958	4,069
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (C)	2,560,000	2,562,968
Cronos Containers Program I, Ltd. Series 2013-1A, Class A 3.080%, 04/18/2028 (C)	735,000	728,102
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B 4.616%, 02/25/2035	71,144	70,974
DB Master Finance LLC
Series 2015-1A, Class A2II 3.980%, 02/20/2045 (C)	542,400	541,673
Series 2017-1A, Class A2I 3.629%, 11/20/2047 (C)	212,313	212,459
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	227,125	228,031
Series 2019-1A, Class A2I 3.787%, 05/20/2049 (C)	1,015,000	1,017,741
DLL LLC Series 2018-ST2, Class A3 3.460%, 01/20/2022 (C)	370,000	373,747
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	610,700	619,567
Series 2017-1A, Class A2II 3.082%, 07/25/2047 (C)	985,000	973,082
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (C)	691,763	716,590
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (C)	487,000	490,812
Equity One ABS, Inc.
Series 2004-1, Class M2 5.615%, 04/25/2034	91,017	91,493
Series 2004-1, Class M3 5.760%, 04/25/2034	202,733	199,388
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (C)	675,000	678,486
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, 04/30/2047 (C)	196,500	199,729
Ford Credit Auto Owner Trust
Series 2017-B, Class A4 1.870%, 09/15/2022	172,000	169,582
Series 2017-C, Class A4 2.160%, 03/15/2023	410,000	405,834
Series 2018-B, Class A3 3.240%, 04/15/2023	525,000	531,252
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.160%, 09/15/2022	685,000	679,654

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2018-3, Class A1 3.520%, 10/15/2023	$825,000	$840,560
FRS I LLC Series 2013-1A, Class B 3.960%, 04/15/2043 (C)	897,117	896,674
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.877%, 08/25/2044 (B)	1,077,000	1,058,280
Golden Credit Card Trust Series 2018-1A, Class A 2.620%, 01/15/2023 (C)	610,000	609,096
GSRPM Mortgage Loan Trust Series 2006-1, Class A1 (1 month LIBOR + 0.300%) 2.790%, 03/25/2035 (B)(C)	259,452	258,211
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (C)	518,590	514,612
Series 2018-AA, Class A 3.540%, 02/25/2032 (C)	156,526	158,711
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.870%, 09/15/2023	185,000	182,506
Series 2017-3, Class A4 1.980%, 11/20/2023	225,000	222,393
Series 2018-2, Class A3 3.010%, 05/18/2022	336,000	338,075
Series 2018-3, Class A3 2.950%, 08/22/2022	260,000	261,802
Hyundai Auto Receivables Trust Series 2018-B, Class A3 3.200%, 12/15/2022	329,000	332,578
InSite Issuer LLC
Series 2016-1A, Class A 2.883%, 11/15/2046 (C)	750,000	737,997
Series 2016-1A, Class B 4.557%, 11/15/2046 (C)	500,000	504,567
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 3.005%, 10/27/2042 (B)	318,040	309,008
Long Beach Mortgage Loan Trust Series 2004-1, Class M3 (1 month LIBOR + 1.050%) 3.540%, 02/25/2034 (B)	69,418	69,046
Mill City Mortgage Loan Trust Series 2018-3, Class A1 3.500%, 08/25/2058 (C)(J)	247,298	249,425
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (C)	387,000	384,108
Series 2019-A, Class A3 3.270%, 11/13/2023 (C)	324,000	325,193
MVW Owner Trust
Series 2015-1A, Class A 2.520%, 12/20/2032 (C)	47,432	46,939
Series 2018-1A, Class A 3.450%, 01/21/2036 (C)	469,940	476,638
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (C)	524,706	536,493

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 3.103%, 08/23/2036 (B)(C)	$730,000	$714,639
New Residential Mortgage LLC
Series 2018-FNT1, Class A 3.610%, 05/25/2023 (C)	293,771	296,410
Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	158,116	159,427
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 2.540%, 04/18/2022 (C)	498,000	496,348
Series 2018-1A, Class A2 3.220%, 02/15/2023 (C)	175,000	175,654
Series 2018-2A, Class A2 3.690%, 10/15/2023 (C)	350,000	356,262
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4 1.950%, 10/16/2023	365,000	360,738
Series 2018-C, Class A3 3.220%, 06/15/2023	793,000	803,468
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	128,164	127,611
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	505,923	505,687
Option One Mortgage Loan Trust Series 2004-1, Class M1 (1 month LIBOR + 0.900%) 3.390%, 01/25/2034 (B)	312,183	310,083
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (C)	185,000	187,157
PFS Financing Corp. Series 2018-B, Class A 2.890%, 02/15/2023 (C)	420,000	419,372
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	149,112	151,381
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	265,000	266,301
Series 2018-3, Class C 3.510%, 08/15/2023	485,000	487,801
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (C)	198,506	200,920
Series 2019-1A, Class A 3.200%, 01/20/2036 (C)	308,000	309,931
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) 3.078%, 06/15/2039 (B)	160,206	155,702
SMB Private Education Loan Trust Series 2015-C, Class A2A 2.750%, 07/15/2027 (C)	226,380	225,972
Sonic Capital LLC Series 2016-1A, Class A2 4.472%, 05/20/2046 (C)	98,189	99,713
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.955%, 10/28/2037 (B)(C)	901,247	889,705
Taco Bell Funding LLC
Series 2016-1A, Class A2II 4.377%, 05/25/2046 (C)	687,750	702,537

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC (continued)
Series 2018-1A, Class A2I 4.318%, 11/25/2048 (C)	$631,418	$649,665
TAL Advantage V LLC Series 2014-1A, Class A 3.510%, 02/22/2039 (C)	440,042	439,665
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A 4.110%, 07/20/2043 (C)	266,560	270,096
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.847%, 10/25/2053 (C)(J)	170,000	175,846
Series 2015-2, Class 1M2 3.748%, 11/25/2060 (C)(J)	310,000	318,463
Series 2015-6, Class M2 3.750%, 04/25/2055 (C)(J)	1,000,000	1,007,327
Series 2016-5, Class A1 2.500%, 10/25/2056 (C)(J)	222,990	219,115
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(J)	80,182	79,299
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(J)	138,514	137,104
Series 2018-1, Class A1 3.000%, 01/25/2058 (C)(J)	244,196	241,684
Series 2018-3, Class A1 3.750%, 05/25/2058 (C)(J)	296,472	299,899
Series 2018-4, Class A1 3.000%, 06/25/2058 (C)(J)	483,909	478,695
Series 2018-5, Class A1A 3.250%, 07/25/2058 (C)(J)	157,815	157,277
Series 2018-6, Class A1A 3.750%, 03/25/2058 (C)(J)	833,791	843,897
Series 2019-1, Class A1 3.750%, 03/25/2058 (C)(J)	343,892	349,277
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4 1.980%, 12/15/2022	320,000	315,735
Series 2018-C, Class A3 3.020%, 12/15/2022	555,000	560,014
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (C)	301,500	304,970
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.072%, 02/16/2043 (C)	267,075	271,122
VB-S1 Issuer LLC
Series 2016-1A, Class D 4.459%, 06/15/2046 (C)	500,000	502,447
Series 2016-1A, Class F 6.901%, 06/15/2046 (C)	250,000	258,825
Verizon Owner Trust Series 2016-1A, Class A 1.420%, 01/20/2021 (C)	399,241	398,272
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (C)	343,299	337,186
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 3.011%, 04/25/2040 (B)(C)	85,536	80,952
Wendy’s Funding LLC Series 2015-1A, Class A2II 4.080%, 06/15/2045 (C)	579,000	584,900
Westgate Resorts LLC
Series 2015-2A, Class B 4.000%, 07/20/2028 (C)	100,443	100,166

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westgate Resorts LLC (continued)
Series 2016-1A, Class A 3.500%, 12/20/2028 (C)	$35,738	$35,740
Series 2017-1A, Class A 3.050%, 12/20/2030 (C)	238,911	237,516
Westlake Automobile Receivables Trust Series 2019-1A, Class C 4.050%, 03/15/2024 (C)	260,000	261,359
World Omni Auto Receivables Trust Series 2018-A, Class A3 2.500%, 04/17/2023	485,000	484,429
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3 3.190%, 12/15/2021	380,000	383,277

TOTAL ASSET BACKED SECURITIES (Cost $73,351,664)		$73,600,661

PREFERRED SECURITIES – 0.1%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	2,216	190,576
Financials – 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (B)	8,934	232,641
Wells Fargo & Company, Series L, 7.500%	55	71,079

		303,720
Utilities – 0.1%
Dominion Energy, Inc., 6.750%	7,495	374,150
DTE Energy Company, 6.500%	3,610	199,814

		573,964

TOTAL PREFERRED SECURITIES (Cost $1,070,399)		$1,068,260

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.6031% (K)(L)	363,808	3,640,556

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,640,641)		$3,640,556

SHORT-TERM INVESTMENTS – 11.1%
U.S. Government Agency – 1.3%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	$9,066,000	9,066,000
Money market funds – 9.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (K)	68,430,799	68,430,799
Repurchase agreement – 0.0%
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $207,044 on 4-1-19, collateralized by $179,600 U.S. Treasury Inflation Indexed Notes, 1.375% due 1-15-20 (valued at $211,227, including interest)	$207,000	207,000

TOTAL SHORT-TERM INVESTMENTS (Cost $77,702,110)		$77,703,799

Total Investments (Active Bond Trust) (Cost $758,194,021) – 109.6%		$768,700,225
Other assets and liabilities, net – (9.6%)		(67,573,623)

TOTAL NET ASSETS – 100.0%		$701,126,602

Currency Abbreviations
ARS	Argentine Peso
EUR	Euro

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security—(Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,793,726 or 16.8% of the fund’s net assets as of 3-31-19.
(D)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $3,559,880.
(E)	Non-income producing security.
(F)	Non-income producing—Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 3-31-19.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Asset Allocation Fund – Class 1	59,897,929	$1,396,819,715

TOTAL INVESTMENT COMPANIES (Cost $1,029,382,700)		$1,396,819,715

Total Investments (American Asset Allocation Trust) (Cost $1,029,382,700) – 100.0%		$1,396,819,715
Other assets and liabilities, net – (0.0%)		(56,973)

TOTAL NET ASSETS – 100.0%		$1,396,762,742

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Global Growth Fund – Class 1	6,968,640	$207,804,853

TOTAL INVESTMENT COMPANIES (Cost $185,944,942)		$207,804,853

Total Investments (American Global Growth Trust) (Cost $185,944,942) – 100.0%		$207,804,853
Other assets and liabilities, net – (0.0%)		(22,114)

TOTAL NET ASSETS – 100.0%		$207,782,739

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth Fund – Class 1	10,579,360	$839,578,000

TOTAL INVESTMENT COMPANIES (Cost $721,005,830)		$839,578,000

Total Investments (American Growth Trust)
(Cost $721,005,830) – 100.0%		$839,578,000
Other assets and liabilities, net – (0.0%)		(37,120)

TOTAL NET ASSETS – 100.0%		$839,540,880

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth-Income Fund – Class 1	19,445,241	$992,096,205

TOTAL INVESTMENT COMPANIES (Cost $860,761,327)		$992,096,205

Total Investments (American Growth-Income Trust) (Cost $860,761,327) - 100.0%		$992,096,205
Other assets and liabilities, net – (0.0%)		(45,902)

TOTAL NET ASSETS – 100.0%		$992,050,303

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American International Fund – Class 1	24,030,567	$478,688,903

TOTAL INVESTMENT COMPANIES (Cost $446,295,171)		$478,688,903

Total Investments (American International Trust) (Cost $446,295,171) – 100.0%		$478,688,903
Other assets and liabilities, net – (0.0%)		(27,484)

TOTAL NET ASSETS – 100.0%		$478,661,419

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.6%
Communication services – 15.7%
Entertainment – 2.2%
Activision Blizzard, Inc.	3,424	$155,895
Electronic Arts, Inc. (A)	112,300	11,413,049

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Netflix, Inc. (A)	94,260	$33,609,346

		45,178,290
Interactive media and services – 13.5%
Alphabet, Inc., Class A (A)	27,341	32,177,349
Alphabet, Inc., Class C (A)	77,172	90,546,679
Facebook, Inc., Class A (A)	623,883	103,995,057
InterActiveCorp (A)	42,185	8,863,490
Tencent Holdings, Ltd.	1,057,600	48,636,680

		284,219,255

		329,397,545
Consumer discretionary – 21.1%
Auto components – 0.6%
Aptiv PLC	175,641	13,961,703
Automobiles – 0.3%
Ferrari NV	18,491	2,474,096
Tesla, Inc. (A)(B)	11,534	3,227,905

		5,702,001
Hotels, restaurants and leisure – 3.0%
Domino’s Pizza, Inc.	1,000	258,100
Hilton Worldwide Holdings, Inc.	110,720	9,201,939
Marriott International, Inc., Class A	95,879	11,993,504
McDonald’s Corp.	45,319	8,606,078
Norwegian Cruise Line Holdings, Ltd. (A)	65,598	3,605,266
Restaurant Brands International, Inc. (B)	111,156	7,237,367
Royal Caribbean Cruises, Ltd.	93,742	10,744,708
Wynn Resorts, Ltd.	16,923	2,019,252
Yum! Brands, Inc.	88,792	8,862,330

		62,528,544
Internet and direct marketing retail – 15.3%
Alibaba Group Holding, Ltd., ADR (A)	401,311	73,219,192
Amazon.com, Inc. (A)	115,257	205,243,902
Booking Holdings, Inc. (A)	23,831	41,582,950
Ctrip.com International, Ltd., ADR (A)	57,840	2,527,030

		322,573,074
Multiline retail – 0.9%
Dollar General Corp.	155,651	18,569,164
Specialty retail – 0.9%
Ross Stores, Inc.	183,352	17,070,071
Ulta Beauty, Inc. (A)	7,271	2,535,616

		19,605,687
Textiles, apparel and luxury goods – 0.1%
VF Corp.	16,800	1,460,088

		444,400,261
Consumer staples – 0.2%
Beverages – 0.0%
Constellation Brands, Inc., Class A	1,406	246,514
Tobacco – 0.2%
Philip Morris International, Inc.	47,600	4,207,364

		4,453,878
Financials – 5.0%
Banks – 0.1%
Citigroup, Inc.	25,358	1,577,775
Capital markets – 3.5%
Ameriprise Financial, Inc.	776	99,406
Intercontinental Exchange, Inc.	178,681	13,604,771
Moody’s Corp.	2,500	452,725
Morgan Stanley	210,286	8,874,069
Raymond James Financial, Inc.	26,256	2,111,245
S&P Global, Inc.	32,448	6,831,926

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	545,131	$27,251,099
The Charles Schwab Corp.	323,106	13,816,013
The Goldman Sachs Group, Inc.	2,524	484,583

		73,525,837
Insurance – 1.4%
American International Group, Inc.	50,728	2,184,348
Chubb, Ltd.	19,787	2,771,763
Marsh & McLennan Companies, Inc.	47,300	4,441,470
The Progressive Corp.	33,616	2,423,377
Willis Towers Watson PLC	96,754	16,994,840

		28,815,798

		103,919,410
Health care – 19.6%
Biotechnology – 2.4%
Alexion Pharmaceuticals, Inc. (A)	103,790	14,030,332
Celgene Corp. (A)	1,445	136,321
Regeneron Pharmaceuticals, Inc. (A)	6,200	2,545,844
Vertex Pharmaceuticals, Inc. (A)	184,499	33,938,591

		50,651,088
Health care equipment and supplies – 7.3%
Abbott Laboratories	74,439	5,950,654
Becton, Dickinson and Company	158,613	39,610,424
Boston Scientific Corp. (A)	5,400	207,252
Danaher Corp.	190,730	25,180,175
Intuitive Surgical, Inc. (A)	64,900	37,030,642
Stryker Corp.	229,787	45,387,528

		153,366,675
Health care providers and services – 7.3%
Anthem, Inc.	111,202	31,912,750
Centene Corp. (A)	185,226	9,835,501
Cigna Corp.	180,053	28,956,123
HCA Healthcare, Inc.	34,282	4,469,687
Humana, Inc.	42,958	11,426,828
UnitedHealth Group, Inc.	227,429	56,234,095
WellCare Health Plans, Inc. (A)	40,335	10,880,366

		153,715,350
Life sciences tools and services – 1.3%
Agilent Technologies, Inc.	27,671	2,224,195
Illumina, Inc. (A)	729	226,493
Thermo Fisher Scientific, Inc.	93,259	25,526,853

		27,977,541
Pharmaceuticals – 1.3%
Elanco Animal Health, Inc. (A)	99,666	3,196,289
Eli Lilly & Company	144,147	18,704,515
Merck & Company, Inc.	4,039	335,924
Pfizer, Inc.	59,800	2,539,706
Zoetis, Inc.	20,989	2,112,963

		26,889,397

		412,600,051
Industrials – 8.7%
Aerospace and defense – 4.9%
Harris Corp.	61,892	9,884,771
Northrop Grumman Corp.	59,005	15,907,748
The Boeing Company	201,278	76,771,455

		102,563,974
Airlines – 0.5%
American Airlines Group, Inc.	5,566	176,776
Delta Air Lines, Inc.	45,963	2,373,989
United Continental Holdings, Inc. (A)	96,973	7,736,506

		10,287,271

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies – 0.1%
Cintas Corp.	9,522	$1,924,491
Industrial conglomerates – 1.5%
Honeywell International, Inc.	82,390	13,093,419
Roper Technologies, Inc.	55,624	19,021,739

		32,115,158
Machinery – 0.5%
Fortive Corp.	108,222	9,078,744
Xylem, Inc.	18,200	1,438,528

		10,517,272
Professional services – 0.1%
CoStar Group, Inc. (A)	4,106	1,915,121
IHS Markit, Ltd. (A)	11,247	611,612

		2,526,733
Road and rail – 1.1%
Canadian Pacific Railway, Ltd.	35,477	7,309,326
CSX Corp.	117,569	8,796,513
J.B. Hunt Transport Services, Inc.	2,279	230,840
Kansas City Southern	5,511	639,166
Norfolk Southern Corp.	8,719	1,629,494
Union Pacific Corp.	27,991	4,680,095

		23,285,434

		183,220,333
Information technology – 28.6%
Communications equipment – 0.1%
Motorola Solutions, Inc.	8,269	1,161,133
Electronic equipment, instruments and components – 0.0%
Corning, Inc.	6,155	203,731
IT services – 12.2%
Automatic Data Processing, Inc.	14,300	2,284,282
Fidelity National Information Services, Inc.	124,935	14,130,149
Fiserv, Inc. (A)	238,277	21,035,094
FleetCor Technologies, Inc. (A)	24,369	6,009,152
Global Payments, Inc.	208,671	28,487,765
Mastercard, Inc., Class A	263,318	61,998,223
PayPal Holdings, Inc. (A)	361,082	37,494,755
Visa, Inc., Class A	464,179	72,500,118
Worldpay, Inc., Class A (A)	117,258	13,308,783

		257,248,321
Semiconductors and semiconductor equipment – 2.1%
Analog Devices, Inc.	13,500	1,421,145
Broadcom, Inc.	17,405	5,233,858
KLA-Tencor Corp.	10,400	1,241,864
Lam Research Corp.	2,228	398,834
Maxim Integrated Products, Inc.	156,744	8,334,078
Microchip Technology, Inc.	3,838	318,400
NVIDIA Corp.	57,425	10,311,233
Texas Instruments, Inc.	104,169	11,049,206
Xilinx, Inc.	39,392	4,994,512

		43,303,130
Software – 14.0%
Intuit, Inc.	153,004	39,996,776
Microsoft Corp.	987,181	116,428,127
salesforce.com, Inc. (A)	255,056	40,393,219
ServiceNow, Inc. (A)	162,360	40,020,116
Splunk, Inc. (A)	122,928	15,316,829
VMware, Inc., Class A	92,825	16,755,841
Workday, Inc., Class A (A)	132,283	25,510,777

		294,421,685

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals – 0.2%
Apple, Inc.	21,464	$4,077,087

		600,415,087
Materials – 0.5%
Chemicals – 0.4%
Air Products & Chemicals, Inc.	16,400	3,131,744
The Sherwin-Williams Company	9,419	4,056,857

		7,188,601
Containers and packaging – 0.1%
Ball Corp.	40,204	2,326,203

		9,514,804
Real estate – 0.0%
Equity real estate investment trusts – 0.0%
American Tower Corp.	2,731	538,171
Utilities – 0.2%
Electric utilities – 0.0%
NextEra Energy, Inc.	1,067	206,272
Multi-utilities – 0.2%
Sempra Energy	38,354	4,827,234

		5,033,506

TOTAL COMMON STOCKS (Cost $1,355,959,098)		$2,093,493,046

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.6031% (C)(D)	309,068	3,092,781

TOTAL SECURITIES LENDING COLLATERAL (Cost $ 3,092,884)		$3,092,781

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (C)	2,215,883	2,215,883
T. Rowe Price Government Reserve Fund, 2.4853% (C)	7,659,050	7,659,050

		9,874,933

TOTAL SHORT-TERM INVESTMENTS (Cost $9,874,933)		$9,874,933

Total Investments (Blue Chip Growth Trust) (Cost $1,368,926,915) – 100.2%		$2,106,460,760
Other assets and liabilities, net – (0.2%)		(3,890,889)

TOTAL NET ASSETS – 100.0%		$2,102,569,871

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $3,017,112.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.4%
Communication services – 15.7%
Entertainment – 3.6%
Netflix, Inc. (A)	58,871	$20,991,044
Interactive media and services – 12.1%
Alphabet, Inc., Class A (A)	14,440	16,994,292

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Alphabet, Inc., Class C (A)	14,731	$17,284,030
Facebook, Inc., Class A (A)	96,992	16,167,596
Tencent Holdings, Ltd.	426,905	19,632,415

		70,078,333

		91,069,377
Consumer discretionary – 19.8%
Automobiles – 1.7%
Tesla, Inc. (A)(B)	35,515	9,939,228
Hotels, restaurants and leisure – 2.1%
Chipotle Mexican Grill, Inc. (A)	7,624	5,415,403
Marriott International, Inc., Class A	52,662	6,587,490

		12,002,893
Internet and direct marketing retail – 9.2%
Alibaba Group Holding, Ltd., ADR (A)	89,960	16,413,202
Amazon.com, Inc. (A)	20,538	36,573,044

		52,986,246
Specialty retail – 2.0%
Lowe’s Companies, Inc.	42,563	4,659,372
The Home Depot, Inc.	37,150	7,128,714

		11,788,086
Textiles, apparel and luxury goods – 4.8%
Kering SA	14,243	8,169,816
Lululemon Athletica, Inc. (A)	48,361	7,924,917
NIKE, Inc., Class B	139,400	11,738,874

		27,833,607

		114,550,060
Consumer staples – 4.0%
Beverages – 0.3%
Constellation Brands, Inc., Class A	10,025	1,757,683
Food and staples retailing – 2.0%
Costco Wholesale Corp.	46,502	11,259,994
Personal products – 1.7%
The Estee Lauder Companies, Inc., Class A	61,015	10,101,033

		23,118,710
Financials – 2.1%
Banks – 0.9%
JPMorgan Chase & Co.	54,683	5,535,560
Capital markets – 1.2%
S&P Global, Inc.	32,483	6,839,296

		12,374,856
Health care – 14.2%
Biotechnology – 4.5%
Alexion Pharmaceuticals, Inc. (A)	67,160	9,078,689
BioMarin Pharmaceutical, Inc. (A)	73,314	6,512,483
Sage Therapeutics, Inc. (A)	14,615	2,324,516
Vertex Pharmaceuticals, Inc. (A)	42,964	7,903,228

		25,818,916
Health care equipment and supplies – 3.3%
Danaher Corp.	31,074	4,102,389
Edwards Lifesciences Corp. (A)	31,549	6,036,270
Intuitive Surgical, Inc. (A)	15,446	8,813,179

		18,951,838
Health care providers and services – 1.0%
UnitedHealth Group, Inc.	23,627	5,842,012
Life sciences tools and services – 1.9%
Illumina, Inc. (A)	35,709	11,094,429
Pharmaceuticals – 3.5%
AstraZeneca PLC, ADR	265,365	10,728,707

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	84,017	$4,008,451
Merck & Company, Inc.	70,522	5,865,315

		20,602,473

		82,309,668
Industrials – 6.6%
Aerospace and defense – 5.0%
Airbus SE	26,698	3,538,451
Safran SA	50,701	6,949,117
The Boeing Company	49,041	18,705,218

		29,192,786
Road and rail – 1.6%
Lyft, Inc., Class A (A)	3,310	259,140
Union Pacific Corp.	53,940	9,018,768

		9,277,908

		38,470,694
Information technology – 35.2%
IT services – 12.6%
Adyen NV (A)(C)	9,548	7,488,990
FleetCor Technologies, Inc. (A)	29,975	7,391,535
Mastercard, Inc., Class A	95,848	22,567,412
PayPal Holdings, Inc. (A)	91,541	9,505,617
Square, Inc., Class A (A)	91,133	6,827,684
Visa, Inc., Class A	123,928	19,356,314

		73,137,552
Semiconductors and semiconductor equipment – 3.4%
Broadcom, Inc.	29,526	8,878,763
NVIDIA Corp.	59,948	10,764,263

		19,643,026
Software – 16.4%
Adobe, Inc. (A)	60,849	16,215,650
Microsoft Corp.	229,494	27,066,522
Red Hat, Inc. (A)	30,798	5,626,795
salesforce.com, Inc. (A)	160,748	25,457,661
ServiceNow, Inc. (A)	19,198	4,732,115
Splunk, Inc. (A)	48,949	6,099,045
Workday, Inc., Class A (A)	48,923	9,434,801

		94,632,589
Technology hardware, storage and peripherals – 2.8%
Apple, Inc.	84,746	16,097,503

		203,510,670
Real estate – 1.8%
Equity real estate investment trusts – 1.8%
American Tower Corp.	22,235	4,381,629
Crown Castle International Corp.	45,039	5,764,992

		10,146,621

TOTAL COMMON STOCKS (Cost $439,282,399)		$575,550,656

SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust, 2.6031% (D)(E)	871,676	8,722,685

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,722,842)		$8,722,685

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (D)	4,426,990	$4,426,990

TOTAL SHORT-TERM INVESTMENTS (Cost $4,426,990)		$4,426,990

Total Investments (Capital Appreciation Trust) (Cost $452,432,231) – 101.7%		$588,700,331
Other assets and liabilities, net – (1.7%)		(9,914,582)

TOTAL NET ASSETS – 100.0%		$578,785,749

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $8,525,772.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 61.3%
Communication services – 3.9%
Interactive media and services – 3.9%
Alphabet, Inc., Class A (A)	1,510	$1,777,104
Alphabet, Inc., Class C (A)	7,050	8,271,836
Facebook, Inc., Class A (A)	32,900	5,484,101

		15,533,041
Consumer discretionary – 5.1%
Auto components – 0.9%
Aptiv PLC	46,406	3,688,813
Hotels, restaurants and leisure – 1.5%
McDonald’s Corp.	12,839	2,438,126
Yum! Brands, Inc. (B)	34,623	3,455,722

		5,893,848
Internet and direct marketing retail – 2.7%
Amazon.com, Inc. (A)	4,839	8,617,049
Booking Holdings, Inc. (A)	1,120	1,954,299

		10,571,348

		20,154,009
Consumer staples – 0.4%
Beverages – 0.4%
Keurig Dr. Pepper, Inc. (C)	61,490	1,719,875
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Concho Resources, Inc.	14,200	1,575,632
Enterprise Products Partners LP	103,806	3,020,755
TOTAL SA	1	56

		4,596,443
Financials – 7.4%
Banks – 1.3%
The PNC Financial Services Group, Inc.	41,615	5,104,496
Capital markets – 3.1%
Intercontinental Exchange, Inc.	52,261	3,979,153

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	39,549	$8,327,042

		12,306,195
Insurance – 3.0%
Marsh & McLennan Companies, Inc.	125,993	11,830,743

		29,241,434
Health care – 13.8%
Health care equipment and supplies – 5.9%
Abbott Laboratories	17,894	1,430,446
Becton, Dickinson and Company	34,886	8,712,081
Danaher Corp.	100,568	13,276,987

		23,419,514
Health care providers and services – 2.2%
Anthem, Inc.	11,422	3,277,886
UnitedHealth Group, Inc. (B)	21,800	5,390,268

		8,668,154
Life sciences tools and services – 5.7%
PerkinElmer, Inc.	142,193	13,701,717
Thermo Fisher Scientific, Inc.	32,317	8,845,809

		22,547,526

		54,635,194
Industrials – 8.7%
Commercial services and supplies – 1.9%
Republic Services, Inc.	29,762	2,392,270
Waste Connections, Inc.	58,029	5,140,789

		7,533,059
Industrial conglomerates – 4.1%
General Electric Company	822,804	8,219,812
Roper Technologies, Inc.	22,948	7,847,528

		16,067,340
Machinery – 2.1%
Fortive Corp.	100,427	8,424,821
Professional services – 0.6%
Equifax, Inc.	20,683	2,450,936

		34,476,156
Information technology – 14.5%
Electronic equipment, instruments and components – 1.5%
TE Connectivity, Ltd.	74,628	6,026,211
IT services – 6.1%
Fidelity National Information Services, Inc.	22,461	2,540,339
Fiserv, Inc. (A)	122,266	10,793,642
Global Payments, Inc.	12,461	1,701,176
Mastercard, Inc., Class A	37	8,712
Visa, Inc., Class A (B)	58,873	9,195,374

		24,239,243
Semiconductors and semiconductor equipment – 3.4%
Maxim Integrated Products, Inc.	91,276	4,853,145
Texas Instruments, Inc. (B)	80,782	8,568,547

		13,421,692
Software – 3.5%
Intuit, Inc. (B)	6,900	1,803,729
Microsoft Corp.	99,900	11,782,206

		13,585,935

		57,273,081
Real estate – 0.8%
Equity real estate investment trusts – 0.8%
American Tower Corp.	15,600	3,074,136
Utilities – 5.6%

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities – 3.8%
American Electric Power Company, Inc.	61,647	$5,162,936
Eversource Energy	35,763	2,537,385
NextEra Energy, Inc.	13,556	2,620,646
Xcel Energy, Inc.	86,092	4,839,231

		15,160,198
Multi-utilities – 1.5%
NiSource, Inc.	198,766	5,696,634
Water utilities – 0.3%
American Water Works Company, Inc.	11,402	1,188,773

		22,045,605

TOTAL COMMON STOCKS (Cost $200,647,178)		$242,748,974

PREFERRED SECURITIES – 5.0%
Financials – 1.7%
Banks – 1.6%
JPMorgan Chase & Co., 5.750%	25,000	643,250
U.S. Bancorp, 5.500%	19,000	482,790
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	14,000	374,920
Wells Fargo & Company, Series L, 7.500%	3,702	4,784,280

		6,285,240
Capital markets – 0.1%
State Street Corp., 6.000%	2,346	60,011
The Charles Schwab Corp., 5.950%	1,000	25,970
The Charles Schwab Corp., 6.000%	15,000	390,450

		476,431

		6,761,671
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company, 6.125%	61,259	3,786,419
Industrials – 0.3%
Machinery – 0.3%
Fortive Corp., 5.000%	1,082	1,139,172
Utilities – 2.0%
Electric utilities – 0.9%
Alabama Power Company, 5.000% (C)	10,000	257,200
American Electric Power Company, Inc., 6.125%	10,402	535,183
Duke Energy Corp., 5.625%	40,000	1,019,600
SCE Trust II, 5.100%	1,920	39,840
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	20,615	492,699
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	30,000	661,500
SCE Trust V (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	8,000	179,200
SCE Trust VI, 5.000% (C)	25,000	513,750

		3,698,972
Multi-utilities – 1.1%
CMS Energy Corp., 5.875% (C)	50,000	1,308,500
CMS Energy Corp., 5.875%	50,000	1,287,500
DTE Energy Company, 5.250% (C)	35,000	876,400
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	25,000	658,750

		4,131,150

		7,830,122

TOTAL PREFERRED SECURITIES (Cost $18,764,064)		$19,517,384

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 3.3%
U.S. Government – 3.3%
U.S. Treasury Notes 2.375%, 02/29/2024	$2,200,000	$2,215,555
2.500%, 01/31/2024	9,555,700	9,671,414
2.625%, 12/31/2023	1,365,700	1,389,600

		13,276,569

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $13,113,719)		$13,276,569

CORPORATE BONDS – 18.1%
Communication services – 5.4%
CCO Holdings LLC
4.000%, 03/01/2023 (D)	226,000	225,785
5.000%, 02/01/2028 (D)	2,095,000	2,071,431
5.125%, 02/15/2023	253,000	257,428
5.125%, 05/01/2023 to 05/01/2027 (D)	1,741,000	1,758,777
5.250%, 03/15/2021 to 09/30/2022	820,000	831,854
5.750%, 09/01/2023 to 01/15/2024	677,000	692,259
Charter Communications Operating LLC 3.579%, 07/23/2020	150,000	151,106
Comcast Corp.
3.300%, 10/01/2020	690,000	696,584
3.450%, 10/01/2021	310,000	316,177
Comcast Corp. (3 month LIBOR + 0.330%) 3.127%, 10/01/2020 (E)	335,000	335,340
Comcast Corp. (3 month LIBOR + 0.440%) 3.237%, 10/01/2021 (E)	265,000	265,267
Level 3 Financing, Inc. 5.375%, 08/15/2022	400,000	402,000
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,234,800
4.875%, 04/15/2028	2,995,000	2,965,050
5.375%, 02/01/2021	25,000	25,961
5.500%, 02/15/2022	80,000	83,900
5.875%, 02/15/2025 (C)	405,000	437,663
5.875%, 11/15/2028 (D)	2,970,000	3,137,063
6.375%, 05/15/2029 (D)	1,405,000	1,519,156
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (D)	195,000	193,538
4.625%, 05/15/2023 (D)	85,000	85,956
6.000%, 07/15/2024 (D)	465,000	481,856
T-Mobile USA, Inc. 6.000%, 03/01/2023	165,000	169,538
Unitymedia GmbH 6.125%, 01/15/2025 (D)	775,000	804,373
Verizon Communications, Inc. 3.125%, 03/16/2022	475,000	480,373
Verizon Communications, Inc. (3 month LIBOR + 1.000%) 3.788%, 03/16/2022 (E)	475,000	482,125
Virgin Media Secured Finance PLC 5.250%, 01/15/2021	325,000	333,938
Zayo Group LLC 5.750%, 01/15/2027 (D)	936,000	933,941

		21,373,239
Consumer discretionary – 2.3%
Amazon.com, Inc. 2.600%, 12/05/2019	465,000	464,477
Aptiv PLC 4.350%, 03/15/2029	195,000	198,098
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,952
2.500%, 04/15/2021	155,000	154,108

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cedar Fair LP 5.375%, 06/01/2024 to 04/15/2027	$1,130,000	$1,144,409
Dollar Tree, Inc. (3 month LIBOR + 0.700%) 3.473%, 04/17/2020 (E)	135,000	135,030
Hilton Domestic Operating Company, Inc. 4.250%, 09/01/2024	205,000	204,615
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (D)	1,642,000	1,613,265
5.000%, 06/01/2024 (D)	432,000	440,640
5.250%, 06/01/2026 (D)	530,000	534,969
Marriott International, Inc. (3 month LIBOR + 0.650%) 3.245%, 03/08/2021 (E)	135,000	135,338
New Red Finance, Inc. 4.625%, 01/15/2022 (D)	330,000	331,554
Service Corp. International 5.375%, 05/15/2024	250,000	256,563
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	170,000	167,344
5.500%, 04/15/2027 (D)	65,000	64,272
The Home Depot, Inc. 3.250%, 03/01/2022	200,000	204,602
The Home Depot, Inc. (3 month LIBOR + 0.310%) 3.049%, 03/01/2022 (E)	235,000	234,753
Yum! Brands, Inc.
3.750%, 11/01/2021	950,000	951,188
3.875%, 11/01/2020 to 11/01/2023	982,000	979,525
5.300%, 09/15/2019	182,000	182,910
5.350%, 11/01/2043	389,000	336,485
6.875%, 11/15/2037	367,000	370,670

		9,154,767
Consumer staples – 1.4%
Aramark Services, Inc. 5.000%, 04/01/2025 to 02/01/2028 (D)	710,000	720,432
B&G Foods, Inc. 4.625%, 06/01/2021	300,000	299,250
Conagra Brands, Inc. 3.800%, 10/22/2021	960,000	977,821
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.511%, 10/22/2020 (E)	170,000	169,794
Nestle Holdings, Inc. 3.100%, 09/24/2021 (D)	1,420,000	1,437,520
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	377,471
2.625%, 02/18/2022	470,000	469,495
Philip Morris International, Inc. (3 month LIBOR + 0.420%) 3.066%, 02/21/2020 (E)	255,000	255,553
Reckitt Benckiser Treasury Services PLC (3 month LIBOR + 0.560%) 3.384%, 06/24/2022 (D)(E)	640,000	634,682
Unilever Capital Corp. 3.000%, 03/07/2022	225,000	227,283

		5,569,301
Energy – 0.4%
Enterprise Products Operating LLC 3.500%, 02/01/2022	335,000	341,511
EQT Corp. 8.125%, 06/01/2019	208,000	209,734

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
NuStar Logistics LP 4.800%, 09/01/2020	$175,000	$177,188
Shell International Finance BV (3 month LIBOR + 0.450%) 3.068%, 05/11/2020 (E)	810,000	813,740

		1,542,173
Financials – 1.4%
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	139,536
2.750%, 01/30/2022	190,000	189,849
3.300%, 03/14/2023	65,000	65,926
Moody’s Corp. 4.250%, 02/01/2029	680,000	713,525
Refinitiv US Holdings, Inc.
6.250%, 05/15/2026 (D)	550,000	557,563
8.250%, 11/15/2026 (D)	735,000	721,219
State Street Corp. (5.250% to 9-15-20, then 3 month LIBOR + 3.597%) 09/15/2020 (C)(F)	435,000	444,244
State Street Corp. (5.625% to 12-15-23, then 3 month LIBOR + 2.539%) 12/15/2023 (F)	895,000	901,713
The Bank of New York Mellon Corp. (4.625% to 9-20-26, then 3 month LIBOR + 3.131%) 09/20/2026 (F)	375,000	354,375
The Bank of New York Mellon Corp. (4.950% to 6-20-20, then 3 month LIBOR + 3.420%) 06/20/2020 (F)	450,000	454,500
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (F)	525,000	517,125
U.S. Bancorp (5.300% to 4-15-27, then 3 month LIBOR + 2.914%) 04/15/2027 (F)	350,000	356,125

		5,415,700
Health care – 1.8%
Avantor, Inc.
6.000%, 10/01/2024 (D)	85,000	88,188
9.000%, 10/01/2025 (D)	1,090,000	1,181,288
Becton, Dickinson and Company
2.675%, 12/15/2019	296,000	295,043
2.894%, 06/06/2022	226,000	224,812
3.363%, 06/06/2024	420,000	420,514
Becton, Dickinson and Company (3 month LIBOR + 1.030%) 3.769%, 06/06/2022 (E)	400,000	401,061
Centene Corp. 5.625%, 02/15/2021	130,000	131,950
Elanco Animal Health, Inc.
3.912%, 08/27/2021 (D)	346,000	351,823
4.272%, 08/28/2023 (D)	170,000	175,289
4.900%, 08/28/2028 (D)	400,000	425,042
Fresenius Medical Care US Finance, Inc. 5.750%, 02/15/2021 (D)	75,000	77,897
HCA Healthcare, Inc. 6.250%, 02/15/2021	175,000	183,899
HCA, Inc.
4.250%, 10/15/2019	485,000	487,488
6.500%, 02/15/2020	1,890,000	1,945,196
Hologic, Inc. 4.375%, 10/15/2025 (D)	287,000	285,508

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teleflex, Inc.
4.625%, 11/15/2027	$360,000	$357,077
4.875%, 06/01/2026	331,000	337,206

		7,369,281
Industrials – 1.2%
3M Company 3.000%, 09/14/2021	245,000	247,893
Caterpillar Financial Services Corp. 2.250%, 12/01/2019	225,000	224,448
Continental Airlines 2009-2 Class A Pass Through Trust 7.250%, 05/10/2021	102,996	105,149
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	182,324	186,481
Delta Air Lines 2009-1 Class A Pass Through Trust 7.750%, 06/17/2021	55,192	56,610
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	55,491	55,558
Fortive Corp. 1.800%, 06/15/2019	5,000	4,979
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) 01/21/2021 (F)	275,000	256,314
Lennox International, Inc. 3.000%, 11/15/2023	90,000	88,323
Moog, Inc. 5.250%, 12/01/2022 (D)	16,000	16,240
Northrop Grumman Corp. 2.550%, 10/15/2022	430,000	425,979
Roper Technologies, Inc.
3.650%, 09/15/2023	420,000	429,224
4.200%, 09/15/2028	350,000	363,132
Sensata Technologies BV
4.875%, 10/15/2023 (D)	85,000	87,550
5.000%, 10/01/2025 (D)	325,000	333,125
5.625%, 11/01/2024 (D)	90,000	95,850
Sensata Technologies UK Financing Company PLC 6.250%, 02/15/2026 (D)	200,000	212,000
Trinity Acquisition PLC 4.400%, 03/15/2026	270,000	280,346
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	131,531	139,712
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	16,334	16,883
US Airways 2012-2 Class B Pass Through Trust 6.750%, 12/03/2022	54,188	56,068
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	179,587	181,742
US Airways 2013-1 Class B Pass Through Trust 5.375%, 05/15/2023	57,637	58,709
Waste Connections, Inc. 4.250%, 12/01/2028	160,000	170,215
Welbilt, Inc. 9.500%, 02/15/2024	342,000	368,933

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Xylem, Inc.
3.250%, 11/01/2026	$75,000	$73,703
4.875%, 10/01/2021	60,000	62,795

		4,597,961
Information technology – 1.2%
Amphenol Corp.
2.200%, 04/01/2020	285,000	283,189
3.200%, 04/01/2024	140,000	139,990
Apple, Inc. 1.500%, 09/12/2019	1,160,000	1,154,304
Fiserv, Inc.
2.700%, 06/01/2020	580,000	579,382
3.800%, 10/01/2023	240,000	246,116
4.200%, 10/01/2028	240,000	247,243
Solera LLC 10.500%, 03/01/2024 (D)	2,000,000	2,167,840

		4,818,064
Materials – 0.6%
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	440,000	447,150
5.750%, 10/15/2020	1,322,832	1,324,486
6.875%, 02/15/2021	301,487	302,618
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) 6.287%, 07/15/2021 (D)(E)	195,000	195,731

		2,269,985
Real estate – 0.9%
American Tower Corp. 3.300%, 02/15/2021	320,000	323,030
Camden Property Trust 4.100%, 10/15/2028	50,000	52,352
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	421,740
5.250%, 01/15/2023	950,000	1,020,494
Equinix, Inc. 5.375%, 01/01/2022 to 04/01/2023	227,000	232,080
SBA Communications Corp.
4.000%, 10/01/2022	400,000	401,440
4.875%, 07/15/2022	1,010,000	1,023,888

		3,475,024
Utilities – 1.5%
American Electric Power Company, Inc.
3.650%, 12/01/2021	75,000	76,525
4.300%, 12/01/2028	280,000	297,284
Berkshire Hathaway Energy Company 2.400%, 02/01/2020	260,000	259,531
Dominion Energy, Inc. 2.962%, 07/01/2019	65,000	65,010
DTE Energy Company
3.700%, 08/01/2023	200,000	204,840
3.800%, 03/15/2027	700,000	706,427
Edison International 2.125%, 04/15/2020	190,000	188,555
Eversource Energy
2.750%, 03/15/2022	275,000	274,942
2.900%, 10/01/2024	175,000	173,745
3.300%, 01/15/2028	233,000	230,539
3.800%, 12/01/2023	125,000	129,495
4.250%, 04/01/2029	205,000	217,958
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/2022	225,000	225,267
NiSource, Inc.
3.490%, 05/15/2027	585,000	584,052
4.375%, 05/15/2047	430,000	436,366

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (F)	$575,000	$560,625
NSTAR Electric Company 3.200%, 05/15/2027	360,000	360,532
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	125,193
3.500%, 03/15/2027	330,000	336,298
Wisconsin Public Service Corp. 3.350%, 11/21/2021	200,000	203,387
Xcel Energy, Inc. 4.000%, 06/15/2028	340,000	355,120

		6,011,691

TOTAL CORPORATE BONDS (Cost $70,826,661)		$71,597,186

TERM LOANS (G) – 4.9%
Communication services – 0.3%
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.999%, 02/01/2024	425,045	408,724
Zayo Group LLC, 2017 Incremental Term Loan (1 month LIBOR + 2.250%) 4.749%, 01/19/2024	425,000	422,165
Zayo Group LLC, 2017 Term Loan B1 (1 month LIBOR + 2.000%) 4.499%, 01/19/2021	233,807	232,304

		1,063,193
Consumer staples – 0.0%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 4.499%, 01/26/2024	29,858	29,499
Energy – 0.2%
BCP Raptor LLC, Term Loan B (3 month LIBOR + 4.250%) 6.879%, 06/24/2024	615,362	576,520
Financials – 1.0%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 5.515%, 04/25/2025	2,698,481	2,606,274
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%) 6.249%, 10/01/2025	1,386,525	1,345,179

		3,951,453
Health care – 0.3%
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.249%, 03/01/2024	703,015	693,131
NVA Holdings, Inc., Term Loan B3 (1 month LIBOR + 2.750%) 5.249%, 02/02/2025	332,081	320,252

		1,013,383
Industrials – 0.3%
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%) 4.499%, 06/19/2025	570,688	562,367
Trans Union LLC, Term Loan A2 (1 month LIBOR + 1.750%) 4.249%, 08/09/2022	805,551	797,495

		1,359,862

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Information technology – 2.7%
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 5.500%, 04/26/2024	$420,631	$412,483
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.486%, 07/08/2022	1,680,373	1,676,139
First Data Corp., 2018 Term Loan A (1 month LIBOR + 1.500%) 3.986%, 10/26/2023	596,250	592,845
First Data Corp., 2024 USD Term Loan (1 month LIBOR + 2.000%) 4.486%, 04/26/2024	6,504,600	6,484,176
Gartner, Inc., 2016 Term Loan A (1 month LIBOR + 1.500%) 3.999%, 03/20/2022	101,615	101,234
Kronos, Inc., 2017 Term Loan B (3 month LIBOR + 3.000%) 5.736%, 11/01/2023	1,257,678	1,244,750
Worldpay LLC, 2018 Term Loan A5 (1 week and 1 month LIBOR + 1.500%) 3.946%, 01/16/2023	256,500	255,915

		10,767,542
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan S (1 month LIBOR + 1.750%) 4.243%, 02/08/2020	230,000	229,096
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 4.488%, 10/20/2024	235,119	230,637

		459,733

TOTAL TERM LOANS (Cost $19,474,580)		$19,221,185

ASSET BACKED SECURITIES – 0.3%
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	512,200	519,637
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	486,325	493,654
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (D)	328,838	324,188

TOTAL ASSET BACKED SECURITIES (Cost $1,314,471)		$1,337,479

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on Conagra Brands, Inc. (Expiration Date: 1-17-20; Strike Price: $25.00; Counterparty: Citigroup Global Markets, Inc.; Notional Amount: 24,200) (A)	242	103,182

TOTAL PURCHASED OPTIONS (Cost $33,901)		$103,182

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust, 2.6031% (H)(I)	205,726	2,058,655

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,058,725)		$2,058,655

SHORT-TERM INVESTMENTS – 8.1%
Money market funds – 7.5%
T. Rowe Price Government Reserve Fund, 2.4853% (H)	29,686,141	29,686,141

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.6%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $2,216,240 on 4-1-19, collateralized by $2,310,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $2,263,292, including interest)	$2,216,000	$2,216,000

TOTAL SHORT-TERM INVESTMENTS (Cost $31,902,141)		$31,902,141

Total Investments (Capital Appreciation Value Trust) (Cost $358,135,440) – 101.5%		$401,762,755
Other assets and liabilities, net – (1.5%)		(5,809,987)

TOTAL NET ASSETS – 100.0%		$395,952,768

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Capital Appreciation Value Trust (continued)

(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $2,005,882.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 3-31-19.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls
JPMorgan Clearing Corp.	Abbott Laboratories	USD	85.00	Jan 2020	114	11,400	$35,934	$(44,064)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,300.00	Jan 2020	20	2,000	97,382	(95,944)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,340.00	Jan 2020	5	500	40,113	(18,099)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,365.00	Jan 2020	17	1,700	49,611	(51,102)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,400.00	Jan 2020	5	500	31,273	(11,444)
Citigroup Global Markets, Inc.	Alphabet, Inc., Class A	USD	1,500.00	Jan 2020	4	400	17,036	(3,900)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	1,800.00	Jan 2020	4	400	74,944	(76,354)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,000.00	Jan 2020	1	100	11,608	(10,829)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,025.00	Jan 2020	1	100	10,908	(10,037)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,100.00	Jan 2020	1	100	8,958	(7,948)
Citigroup Global Markets, Inc.	Amazon.com, Inc.	USD	2,300.00	Jan 2020	6	600	63,568	(24,841)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,500.00	Jan 2020	2	200	24,705	(4,220)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,600.00	Jan 2020	2	200	20,545	(3,003)
Credit Suisse Securities (USA) LLC	Amazon.com, Inc.	USD	2,700.00	Jan 2020	3	300	25,663	(3,200)
Citigroup Global Markets, Inc.	American Electric Power Company, Inc.	USD	82.50	Jan 2020	35	3,500	11,162	(19,134)
Citigroup Global Markets, Inc.	American Electric Power Company, Inc.	USD	85.00	Jan 2020	158	15,800	22,372	(65,312)
Credit Suisse International	American Tower Corp.	USD	170.00	Jan 2020	28	2,800	29,962	(88,453)
Citigroup Global Markets, Inc.	American Tower Corp.	USD	175.00	Jan 2020	25	2,500	18,855	(68,904)
Credit Suisse International	American Tower Corp.	USD	175.00	Jan 2020	59	5,900	46,011	(162,612)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Citigroup Global Markets, Inc.	American Tower Corp.	USD	180.00	Jan 2020	34	3,400	$21,631	$(80,683)
Citigroup Global Markets, Inc.	American Tower Corp.	USD	200.00	Jan 2020	10	1,000	9,417	(11,089)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	300.00	Jan 2020	14	1,400	25,438	(27,059)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	310.00	Jan 2020	14	1,400	19,838	(21,487)
Citigroup Global Markets, Inc.	Anthem, Inc.	USD	330.00	Jan 2020	28	2,800	46,196	(25,964)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,075.00	Jan 2020	9	900	82,668	(48,618)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,100.00	Jan 2020	1	100	12,618	(4,859)
Citigroup Global Markets, Inc.	Booking Holdings, Inc.	USD	2,125.00	Jan 2020	1	100	11,848	(4,362)
Citigroup Global Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2020	217	21,700	19,552	(21,756)
JPMorgan Clearing Corp.	Facebook, Inc., Class A	USD	220.00	Jan 2020	94	9,400	39,695	(31,233)
Citigroup Global Markets, Inc.	Intuit, Inc.	USD	260.00	Jan 2020	44	4,400	41,796	(110,741)
Goldman Sachs & Company	Intuit, Inc.	USD	260.00	Jan 2020	4	400	5,297	(10,067)
Citigroup Global Markets, Inc.	Intuit, Inc.	USD	270.00	Jan 2020	17	1,700	16,245	(34,132)
Goldman Sachs & Company	Intuit, Inc.	USD	270.00	Jan 2020	4	400	4,324	(8,031)
Citigroup Global Markets, Inc.	McDonald’s Corp.	USD	195.00	Jan 2020	26	2,600	26,124	(25,119)
Credit Suisse Securities (USA) LLC	McDonald’s Corp.	USD	195.00	Jan 2020	11	1,100	8,330	(10,627)
Citigroup Global Markets, Inc.	McDonald’s Corp.	USD	200.00	Jan 2020	26	2,600	21,564	(19,635)
Credit Suisse Securities (USA) LLC	McDonald’s Corp.	USD	200.00	Jan 2020	10	1,000	6,156	(7,552)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	120.00	Jan 2020	52	5,200	32,259	(46,043)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	125.00	Jan 2020	92	9,200	52,428	(60,720)
Credit Suisse Securities (USA) LLC	Microsoft Corp.	USD	125.00	Jan 2020	112	11,200	51,751	(73,920)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	130.00	Jan 2020	93	9,300	40,327	(44,450)
Credit Suisse Securities (USA) LLC	Microsoft Corp.	USD	130.00	Jan 2020	26	2,600	8,601	(12,427)
RBC Capital Markets LLC	Microsoft Corp.	USD	130.00	Jan 2020	87	8,700	24,886	(41,582)
Citigroup Global Markets, Inc.	Microsoft Corp.	USD	135.00	Jan 2020	41	4,100	18,799	(13,792)
Credit Suisse Securities (USA) LLC	NextEra Energy, Inc.	USD	195.00	Jan 2020	17	1,700	5,933	(17,604)
Credit Suisse Securities (USA) LLC	NextEra Energy, Inc.	USD	200.00	Jan 2020	118	11,800	51,429	(93,710)
Citigroup Global Markets, Inc.	S&P Global, Inc.	USD	220.00	Jan 2020	20	2,000	16,938	(21,356)
Citigroup Global Markets, Inc.	S&P Global, Inc.	USD	230.00	Jan 2020	19	1,900	9,352	(12,674)
JPMorgan Clearing Corp.	Texas Instruments, Inc.	USD	120.00	Jan 2020	39	3,900	9,972	(15,563)
RBC Capital Markets LLC	Texas Instruments, Inc.	USD	125.00	Jan 2020	180	18,000	59,307	(50,229)
Goldman Sachs & Company	Texas Instruments, Inc.	USD	130.00	Jan 2020	8	800	5,806	(1,522)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	USD	300.00	Jan 2020	23	2,300	17,956	(28,081)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)

Counterparty (OTC)/		Exercise		Expiration	Number of	Notional
Exchange-traded	Name of issuer	price		date	contracts	amount	Premium	Value
Calls (continued)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	16	1,600	$26,606	$(18,823)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2020	24	2,400	23,645	(28,234)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	USD	280.00	Jan 2020	16	1,600	17,519	(13,828)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	20	2,000	36,340	(12,417)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	290.00	Jan 2020	9	900	16,471	(5,588)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	USD	300.00	Jan 2020	28	2,800	41,111	(12,237)
Goldman Sachs & Company	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	2	200	1,729	(604)
JPMorgan Clearing Corp.	UnitedHealth Group, Inc.	USD	310.00	Jan 2020	69	6,900	58,002	(20,852)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	150.00	Jan 2020	33	3,300	30,571	(53,908)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	155.00	Jan 2020	33	3,300	24,836	(43,792)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	160.00	Jan 2020	54	5,400	37,267	(56,972)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	165.00	Jan 2020	45	4,500	22,482	(36,856)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	170.00	Jan 2020	45	4,500	23,585	(31,604)
Goldman Sachs & Company	Visa, Inc., Class A	USD	170.00	Jan 2020	44	4,400	25,609	(30,901)
Credit Suisse Securities (USA) LLC	Visa, Inc., Class A	USD	175.00	Jan 2020	44	4,400	15,827	(24,939)
Goldman Sachs & Company	Visa, Inc., Class A	USD	175.00	Jan 2020	44	4,400	18,651	(24,939)
Citigroup Global Markets, Inc.	Yum! Brands, Inc.	USD	100.00	Jan 2020	51	5,100	18,517	(34,574)
Citigroup Global Markets, Inc.	Yum! Brands, Inc.	USD	105.00	Jan 2020	148	14,800	33,813	(63,953)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Yum! Brands, Inc.	USD	105.00	Jan 2020	45	4,500	10,840	(19,445)

							$1,948,512	$(2,340,553)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.1%
U.S. Government – 27.5%
U.S. Treasury Bonds
2.750%, 08/15/2047 to 11/15/2047	$20,410,000	$20,165,240
3.000%, 02/15/2048 to 02/15/2049	30,648,000	31,815,875
3.375%, 11/15/2048	2,419,000	2,698,413
3.750%, 11/15/2043	7,652,000	8,989,605
U.S. Treasury Notes
1.125%, 02/28/2021	9,500,000	9,292,930
1.375%, 09/30/2020 to 05/31/2021	17,192,000	16,934,728
1.625%, 10/15/2020 to 02/15/2026	14,066,000	13,564,565

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.000%, 10/31/2022 to 11/15/2026	$19,946,000	$19,722,865
2.125%, 01/31/2021 to 03/31/2024	45,487,000	45,319,638
2.250%, 03/31/2021 to 08/15/2027	24,835,000	24,654,490
2.375%, 04/15/2021 to 02/29/2024	18,039,000	18,119,074
2.500%, 02/28/2021 to 02/28/2026	14,638,000	14,733,825
2.625%, 07/31/2020 to 02/15/2029	33,965,000	34,228,005
2.750%, 09/30/2020 to 02/15/2024	13,313,000	13,502,595
2.875%, 10/15/2021 to 08/15/2028	23,993,000	24,929,897

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.125%, 11/15/2028	$943,000	$1,001,311

		299,673,056
U.S. Government Agency – 27.6%
Federal Home Loan Mortgage Corp.
3.500%, 05/01/2046 to 11/01/2048	12,949,673	13,182,888
3.859%, (12 month LIBOR + 1.640%), 07/01/2048 (A)	609,585	627,396
4.000%, TBA (B)	3,900,000	4,014,054
4.000%, 04/01/2034 to 11/01/2048	23,248,576	24,066,344
4.500%, 06/01/2039 to 07/01/2039	116,890	124,345
5.000%, 06/01/2044	986,193	1,074,698
Federal National Mortgage Association 2.953%, (12 month LIBOR + 1.599%), 08/01/2047 (A)	838,206	838,154
3.000%, 11/01/2046	1,643,760	1,659,585
3.126%, (12 month LIBOR + 1.620%), 03/01/2047 (A)	1,333,413	1,341,036
3.500%, TBA (B)	13,800,000	13,986,050
3.500%, 09/01/2033 to 09/01/2052	36,243,859	37,065,166
3.672%, (12 month LIBOR + 1.611%), 12/01/2048 (A)	792,421	812,980
3.727%, (12 month LIBOR + 1.620%), 08/01/2048 (A)	1,148,272	1,178,939
3.734%, (12 month LIBOR + 1.620%), 07/01/2048 (A)	1,025,448	1,050,998
3.752%, (12 month LIBOR + 1.620%), 08/01/2048 (A)	572,270	587,749
3.855%, (12 month LIBOR + 1.620%), 10/01/2048 (A)	917,270	944,072
4.000%, TBA (B)	12,000,000	12,341,561
4.000%, 07/01/2033 to 03/01/2049	41,661,984	43,210,077
4.500%, 05/01/2034 to 04/01/2049	27,481,817	29,207,112
5.000%, 07/01/2044 to 03/01/2049	22,021,618	23,949,463
Government National Mortgage Association
3.500%, 09/20/2045 to 01/20/2048	16,827,262	17,243,533
4.000%, TBA (B)	8,000,000	8,254,429
4.000%, 12/20/2047 to 05/20/2049	6,911,278	7,160,759
4.500%, 08/15/2047 to 03/20/2049	7,704,779	8,069,914
5.000%, TBA (B)	100,000	104,461
5.000%, 12/20/2039 to 04/20/2049	44,880,821	47,088,659
5.000%, 05/20/2049 (C)	743,000	779,570

		299,963,992

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $593,067,296)		$599,637,048

FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	605,000	650,859
Indonesia – 0.0%
Republic of Indonesia 4.450%, 02/11/2024	550,000	573,143
Mexico – 0.3%
Government of Mexico
4.500%, 04/22/2029	1,850,000	1,915,675
4.600%, 02/10/2048	1,144,000	1,105,104

		3,020,779
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	928,000	972,080

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.2%
State of Qatar
3.375%, 03/14/2024	$1,936,000	$1,954,547
4.817%, 03/14/2049	578,000	607,731

		2,562,278
South Korea – 0.1%
Republic of Korea
3.500%, 09/20/2028	715,000	743,732
3.875%, 09/20/2048	415,000	443,543

		1,187,275

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,580,441)		$8,966,414

CORPORATE BONDS – 23.3%
Communication services – 2.5%
AT&T, Inc.
3.400%, 05/15/2025	772,000	764,399
4.300%, 02/15/2030	569,000	576,316
4.350%, 03/01/2029	1,165,000	1,190,549
4.750%, 05/15/2046	194,000	190,310
4.850%, 03/01/2039	754,000	757,953
5.150%, 02/15/2050	1,205,000	1,233,914
5.250%, 03/01/2037	227,000	239,262
5.450%, 03/01/2047	273,000	292,171
Charter Communications Operating LLC
4.464%, 07/23/2022	371,000	383,964
5.050%, 03/30/2029	549,000	578,643
5.375%, 04/01/2038	332,000	334,249
5.750%, 04/01/2048	460,000	481,551
Comcast Corp.
3.300%, 10/01/2020	2,154,000	2,174,552
3.450%, 10/01/2021	1,731,000	1,765,489
3.700%, 04/15/2024	2,075,000	2,143,989
3.950%, 10/15/2025	689,000	720,875
4.000%, 03/01/2048	576,000	565,661
4.150%, 10/15/2028	865,000	911,964
4.600%, 10/15/2038	807,000	865,209
4.950%, 10/15/2058	671,000	741,501
Discovery Communications LLC
3.950%, 03/20/2028	593,000	576,689
5.200%, 09/20/2047	710,000	691,342
Fox Corp.
4.030%, 01/25/2024 (E)	404,000	419,223
4.709%, 01/25/2029 (E)	271,000	290,144
5.576%, 01/25/2049 (E)	433,000	490,005
The Walt Disney Company
4.950%, 10/15/2045 (E)	408,000	486,283
Time Warner Cable LLC
6.550%, 05/01/2037	268,000	296,456
TWDC Enterprises 18 Corp.
4.125%, 06/01/2044 (D)	204,000	217,519
Verizon Communications, Inc.
4.016%, 12/03/2029 (E)	398,000	411,311
4.125%, 08/15/2046	1,118,000	1,085,385
4.272%, 01/15/2036	363,000	367,681
4.329%, 09/21/2028	1,039,000	1,101,573
4.400%, 11/01/2034	823,000	857,337
4.522%, 09/15/2048	381,000	391,530
4.672%, 03/15/2055	204,000	208,767
5.500%, 03/16/2047	561,000	657,793
Viacom, Inc.
5.850%, 09/01/2043	321,000	349,203
Vodafone Group PLC
3.750%, 01/16/2024	733,000	739,531
Warner Media LLC
3.800%, 02/15/2027	308,000	306,421

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Warner Media LLC (continued)
5.350%, 12/15/2043	$201,000	$211,527
5.375%, 10/15/2041	303,000	321,701

		27,389,942
Consumer discretionary – 0.5%
Amazon.com, Inc. 2.800%, 08/22/2024	720,000	721,533
Ford Motor Company
4.750%, 01/15/2043	339,000	266,068
5.291%, 12/08/2046	718,000	602,233
Ford Motor Credit Company LLC 5.584%, 03/18/2024	714,000	723,848
General Motors Company
5.150%, 04/01/2038	365,000	334,027
5.950%, 04/01/2049	814,000	788,605
General Motors Financial Company, Inc. 5.650%, 01/17/2029	515,000	532,413
GLP Capital LP 5.300%, 01/15/2029	758,000	796,036
Starbucks Corp.
3.800%, 08/15/2025	40,000	41,250
4.500%, 11/15/2048	16,000	16,374
The Home Depot, Inc. 4.500%, 12/06/2048	570,000	632,952

		5,455,339
Consumer staples – 2.5%
Alimentation Couche-Tard, Inc. 4.500%, 07/26/2047 (E)	72,000	67,624
Altria Group, Inc.
4.400%, 02/14/2026	407,000	419,200
4.800%, 02/14/2029	604,000	623,259
Anheuser-Busch Companies LLC
3.650%, 02/01/2026 (E)	792,000	794,910
4.900%, 02/01/2046 (E)	1,253,000	1,259,153
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/2025	1,194,000	1,244,882
4.900%, 01/23/2031	677,000	729,782
5.550%, 01/23/2049	453,000	498,036
BAT Capital Corp.
2.297%, 08/14/2020	583,000	577,290
2.764%, 08/15/2022	615,000	605,079
4.540%, 08/15/2047	443,000	388,564
Constellation Brands, Inc.
3.200%, 02/15/2023	195,000	196,320
3.500%, 05/09/2027	274,000	267,743
3.600%, 02/15/2028	605,000	592,580
3.700%, 12/06/2026	323,000	322,139
4.400%, 11/15/2025	61,000	64,084
4.650%, 11/15/2028 (D)	674,000	714,326
Costco Wholesale Corp.
2.750%, 05/18/2024	985,000	992,304
3.000%, 05/18/2027	1,300,000	1,299,750
Danone SA
2.589%, 11/02/2023 (E)	306,000	299,592
2.947%, 11/02/2026 (E)	2,709,000	2,598,864
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,150,000	1,148,277
3.000%, 06/01/2026	316,000	295,451
4.375%, 06/01/2046	555,000	482,207
5.200%, 07/15/2045	141,000	136,027
Mars, Inc.
3.600%, 04/01/2034 (E)	487,000	489,505
4.125%, 04/01/2054 (E)	487,000	501,381
Nestle Holdings, Inc.
3.100%, 09/24/2021 (E)	1,252,000	1,267,447

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Nestle Holdings, Inc. (continued)
3.350%, 09/24/2023 (E)	$1,157,000	$1,192,248
3.500%, 09/24/2025 (E)	878,000	910,979
3.625%, 09/24/2028 (E)	445,000	464,340
3.900%, 09/24/2038 (E)	483,000	503,766
4.000%, 09/24/2048 (E)	555,000	582,797
Reynolds American, Inc. 5.850%, 08/15/2045	379,000	389,376
Walmart, Inc.
3.550%, 06/26/2025	998,000	1,036,585
3.700%, 06/26/2028	2,597,000	2,734,238
4.050%, 06/29/2048	205,000	218,594

		26,908,699
Energy – 2.9%
Anadarko Petroleum Corp. 4.850%, 03/15/2021	344,000	356,652
Andeavor Logistics LP
3.500%, 12/01/2022	439,000	443,596
5.200%, 12/01/2047	545,000	545,719
BP Capital Markets America, Inc.
3.410%, 02/11/2026	1,054,000	1,076,327
3.796%, 09/21/2025	1,153,000	1,196,081
3.937%, 09/21/2028	2,669,000	2,798,934
Cimarex Energy Company
3.900%, 05/15/2027	295,000	294,429
4.375%, 03/15/2029	1,123,000	1,156,480
Devon Energy Corp. 5.600%, 07/15/2041	627,000	696,380
Ecopetrol SA 5.875%, 05/28/2045	370,000	383,413
Enbridge Energy Partners LP 7.375%, 10/15/2045	226,000	314,340
Enbridge, Inc. 2.900%, 07/15/2022	815,000	812,800
Encana Corp.
6.500%, 02/01/2038	592,000	695,577
6.625%, 08/15/2037	355,000	419,414
Energy Transfer Operating LP
5.250%, 04/15/2029	906,000	973,073
5.500%, 06/01/2027	900,000	976,611
6.125%, 12/15/2045	473,000	515,197
6.250%, 04/15/2049	788,000	883,186
6.500%, 02/01/2042	219,000	243,621
Enterprise Products Operating LLC 3.750%, 02/15/2025	382,000	393,510
EOG Resources, Inc. 2.625%, 03/15/2023	1,195,000	1,186,825
HollyFrontier Corp. 5.875%, 04/01/2026	499,000	532,929
Kinder Morgan Energy Partners LP 5.500%, 03/01/2044	277,000	297,407
Kinder Morgan, Inc.
5.000%, 02/15/2021 (E)	1,172,000	1,212,191
5.550%, 06/01/2045	522,000	571,300
Marathon Petroleum Corp. 4.750%, 09/15/2044	415,000	413,879
MPLX LP
4.125%, 03/01/2027	462,000	465,286
4.700%, 04/15/2048	188,000	180,327
5.500%, 02/15/2049	512,000	547,110
Murphy Oil Corp. 5.875%, 12/01/2042	627,000	560,370
Newfield Exploration Company 5.375%, 01/01/2026	1,259,000	1,360,662

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petroleos Mexicanos
2.378%, 04/15/2025	$893,750	$887,393
2.460%, 12/15/2025	2,268,700	2,259,227
6.350%, 02/12/2048	1,070,000	943,366
6.750%, 09/21/2047	729,000	670,709
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/2022 (E)	771,000	769,396
Schlumberger Holdings Corp. 4.000%, 12/21/2025 (E)	1,060,000	1,093,545
Shell International Finance BV
3.250%, 05/11/2025	816,000	831,544
3.500%, 11/13/2023	640,000	661,946
The Williams Companies, Inc.
3.700%, 01/15/2023	289,000	294,326
4.550%, 06/24/2024	471,000	497,444
5.750%, 06/24/2044	242,000	266,618

		31,679,140
Financials – 5.5%
AIB Group PLC 4.750%, 10/12/2023 (E)	1,184,000	1,223,272
American International Group, Inc.
4.200%, 04/01/2028	589,000	598,811
4.375%, 01/15/2055	295,000	265,037
4.500%, 07/16/2044	338,000	324,227
6.250%, 05/01/2036	375,000	430,989
Banco Santander SA
3.800%, 02/23/2028	1,200,000	1,164,554
4.379%, 04/12/2028	400,000	405,519
Bank of America Corp. 3.248%, 10/21/2027	29,000	28,418
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	4,161,000	4,072,588
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025	2,847,000	2,876,868
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028	646,000	649,450
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030	364,000	371,375
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%) 04/24/2038	423,000	434,937
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023	1,070,000	1,093,499
BB&T Corp.
3.050%, 06/20/2022	1,331,000	1,338,882
3.875%, 03/19/2029	1,484,000	1,500,537
Brighthouse Financial, Inc. 3.700%, 06/22/2027	395,000	356,282
Burlington Northern Santa Fe LLC 4.900%, 04/01/2044	217,000	248,956
Canadian Imperial Bank of Commerce 3.100%, 04/02/2024	2,133,000	2,124,485
Capital One Financial Corp.
3.800%, 01/31/2028	383,000	378,306
4.250%, 04/30/2025	891,000	925,380
Citigroup, Inc. 3.200%, 10/21/2026	3,096,000	3,034,824
Citigroup, Inc. (3.668% to 7-24-27, then 3 month LIBOR + 1.390%) 07/24/2028	394,000	393,383

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	$1,138,000	$1,158,077
Danske Bank A/S 3.875%, 09/12/2023 (E)	980,000	963,130
HSBC Holdings PLC (3.803% to 3-11-24, then 3 month LIBOR + 1.211%) 03/11/2025	2,735,000	2,776,411
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029	267,000	280,974
Ingersoll-Rand Luxembourg Finance SA
3.500%, 03/21/2026	621,000	626,584
3.800%, 03/21/2029	829,000	841,574
JPMorgan Chase & Co. (3.207% to 4-1-22, then 3 month LIBOR + 0.695%) 04/01/2023	2,466,000	2,481,908
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	1,389,000	1,365,274
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	759,000	780,316
JPMorgan Chase & Co. (4.023% to 12-5-23, then 3 month LIBOR + 1.000%) 12/05/2024	2,226,000	2,310,934
Lazard Group LLC
4.375%, 03/11/2029	120,000	121,038
4.500%, 09/19/2028	788,000	811,912
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (E)	85,000	88,109
4.569%, 02/01/2029 (E)	1,068,000	1,111,801
Lloyds Banking Group PLC
3.900%, 03/12/2024	1,314,000	1,331,169
4.344%, 01/09/2048	317,000	286,153
Mitsubishi UFJ Financial Group, Inc.
3.218%, 03/07/2022	1,410,000	1,420,834
3.407%, 03/07/2024	1,736,000	1,759,834
Morgan Stanley 2.750%, 05/19/2022	5,000	4,971
PNC Bank NA 3.500%, 06/08/2023	513,000	527,811
Prudential Financial, Inc.
4.350%, 02/25/2050	1,576,000	1,631,571
4.600%, 05/15/2044	201,000	213,740
Santander UK Holdings PLC (4.796% to 11-15-23, then 3 month LIBOR + 1.570%) 11/15/2024	394,000	405,863
Synchrony Financial
4.375%, 03/19/2024	555,000	562,445
5.150%, 03/19/2029	797,000	809,003
The Goldman Sachs Group, Inc.
3.500%, 11/16/2026	1,332,000	1,315,294
3.625%, 02/20/2024	380,000	383,985
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022	419,000	415,558
The Goldman Sachs Group, Inc. (4.411% to 4-23-38, then 3 month LIBOR + 1.430%) 04/23/2039	1,034,000	1,038,894
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	1,531,000	1,572,911
The Royal Bank of Scotland Group PLC (4.892% to 5-18-28, then 3 month LIBOR + 1.754%) 05/18/2029	677,000	703,271

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC (5.076% to 1-27-29, then 3 month LIBOR + 1.905%) 01/27/2030	$467,000	$491,847
Torchmark Corp. 4.550%, 09/15/2028	1,153,000	1,218,388
UBS Group Funding Switzerland AG 2.650%, 02/01/2022 (E)	989,000	980,426
Voya Financial, Inc. 3.125%, 07/15/2024	339,000	334,203
Westpac Banking Corp. 3.300%, 02/26/2024	958,000	968,901
Willis North America, Inc. 4.500%, 09/15/2028	1,194,000	1,242,508

		59,578,201
Health care – 2.8%
Abbott Laboratories
3.400%, 11/30/2023	214,000	218,502
3.750%, 11/30/2026	696,000	723,167
3.875%, 09/15/2025	158,000	165,307
4.900%, 11/30/2046	796,000	920,360
AbbVie, Inc.
2.500%, 05/14/2020	1,461,000	1,456,606
4.250%, 11/14/2028	1,061,000	1,084,699
4.875%, 11/14/2048	603,000	594,021
Becton, Dickinson and Company
2.404%, 06/05/2020	1,280,000	1,270,951
3.363%, 06/06/2024	834,000	835,022
3.700%, 06/06/2027	643,000	641,198
3.734%, 12/15/2024	1,019,000	1,035,201
4.685%, 12/15/2044	608,000	628,369
Boston Scientific Corp.
3.750%, 03/01/2026	629,000	641,949
4.000%, 03/01/2029	847,000	874,364
4.700%, 03/01/2049	419,000	446,459
Celgene Corp.
2.750%, 02/15/2023	1,368,000	1,355,423
2.875%, 02/19/2021	379,000	378,612
3.900%, 02/20/2028	393,000	401,590
Cigna Corp.
3.400%, 09/17/2021 (E)	864,000	873,218
3.750%, 07/15/2023 (E)	1,066,000	1,093,471
4.375%, 10/15/2028 (E)	858,000	889,293
4.800%, 08/15/2038 (E)	89,000	91,478
4.900%, 12/15/2048 (E)	192,000	198,700
CVS Health Corp.
3.700%, 03/09/2023	960,000	975,340
4.000%, 12/05/2023	572,000	588,049
4.300%, 03/25/2028	1,264,000	1,281,944
4.780%, 03/25/2038	1,000,000	991,738
5.050%, 03/25/2048	636,000	641,046
Edwards Lifesciences Corp. 4.300%, 06/15/2028	616,000	646,623
Merck & Company, Inc.
3.400%, 03/07/2029	683,000	701,404
4.000%, 03/07/2049	644,000	668,549
Pfizer, Inc.
2.800%, 03/11/2022	1,146,000	1,156,520
2.950%, 03/15/2024	955,000	967,485
3.450%, 03/15/2029	840,000	862,317
4.100%, 09/15/2038	217,000	228,180
4.200%, 09/15/2048	930,000	997,694
Sanofi 3.375%, 06/19/2023 (D)	1,059,000	1,088,007
UnitedHealth Group, Inc. 3.500%, 02/15/2024	638,000	657,250

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
3.700%, 12/15/2025	$425,000	$441,183
4.450%, 12/15/2048	318,000	346,334

		30,057,623
Industrials – 1.8%
Air Lease Corp. 3.625%, 04/01/2027 to 12/01/2027	1,342,000	1,257,220
Crowley Conro LLC 4.181%, 08/15/2043	568,400	607,515
CSX Corp.
4.250%, 03/15/2029	389,000	413,427
4.750%, 11/15/2048	274,000	297,734
Delta Air Lines, Inc. 4.375%, 04/19/2028	279,000	273,365
FedEx Corp.
4.550%, 04/01/2046	423,000	408,387
4.950%, 10/17/2048	719,000	741,099
General Electric Company
4.500%, 03/11/2044	1,047,000	958,132
5.875%, 01/14/2038	476,000	507,040
Lockheed Martin Corp.
4.070%, 12/15/2042	675,000	688,327
4.090%, 09/15/2052	320,000	325,531
Northrop Grumman Corp.
2.550%, 10/15/2022	1,241,000	1,229,394
2.930%, 01/15/2025	59,000	58,225
3.250%, 08/01/2023 to 01/15/2028	1,671,000	1,676,735
The Boeing Company
3.500%, 03/01/2039	409,000	392,270
3.550%, 03/01/2038	173,000	166,787
3.850%, 11/01/2048	76,000	75,628
Union Pacific Corp.
2.950%, 03/01/2022	1,089,000	1,097,927
3.150%, 03/01/2024	837,000	849,870
3.700%, 03/01/2029	1,268,000	1,303,643
4.300%, 03/01/2049	1,027,000	1,061,720
United Technologies Corp.
3.650%, 08/16/2023	1,470,000	1,509,231
3.950%, 08/16/2025	554,000	575,746
4.125%, 11/16/2028	727,000	757,680
4.450%, 11/16/2038	512,000	530,148
4.625%, 11/16/2048	423,000	449,805
Valmont Industries, Inc.
5.000%, 10/01/2044	371,000	348,880
5.250%, 10/01/2054	11,000	10,331
Wabtec Corp.
4.400%, 03/15/2024	632,000	642,834
4.950%, 09/15/2028	837,000	849,133

		20,063,764
Information technology – 1.6%
Apple, Inc.
2.850%, 05/11/2024	720,000	722,538
3.200%, 05/13/2025 to 05/11/2027	1,685,000	1,702,656
4.250%, 02/09/2047	530,000	566,480
4.375%, 05/13/2045	355,000	386,911
4.500%, 02/23/2036	384,000	430,513
Broadcom, Inc.
4.250%, 04/15/2026 (E)	2,430,000	2,412,042
4.750%, 04/15/2029 (E)	972,000	967,383
Fiserv, Inc. 4.200%, 10/01/2028	66,000	67,992
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	569,000	596,903
IBM Corp. 4.700%, 02/19/2046	319,000	349,018

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Lam Research Corp.
3.750%, 03/15/2026	$624,000	$635,532
4.000%, 03/15/2029	1,483,000	1,512,637
4.875%, 03/15/2049	512,000	540,890
Microsoft Corp.
3.300%, 02/06/2027	772,000	793,618
4.000%, 02/12/2055	506,000	531,007
4.100%, 02/06/2037	630,000	686,250
4.250%, 02/06/2047	643,000	718,223
4.500%, 02/06/2057	464,000	534,431
NXP BV
4.625%, 06/01/2023 (E)	834,000	866,109
4.875%, 03/01/2024 (E)	462,000	487,512
5.350%, 03/01/2026 (E)	393,000	422,899
Oracle Corp.
2.625%, 02/15/2023	520,000	520,169
2.950%, 11/15/2024	278,000	278,852
3.800%, 11/15/2037	284,000	284,365
Texas Instruments, Inc. 3.875%, 03/15/2039	571,000	592,253

		17,607,183
Materials – 0.6%
Avery Dennison Corp. 4.875%, 12/06/2028	264,000	282,855
Barrick North America Finance LLC
5.700%, 05/30/2041	458,000	524,138
5.750%, 05/01/2043	294,000	341,389
DowDuPont, Inc.
4.205%, 11/15/2023	583,000	609,904
4.725%, 11/15/2028	398,000	429,839
5.419%, 11/15/2048	434,000	492,798
Huntsman International LLC
4.500%, 05/01/2029	761,000	758,464
5.125%, 11/15/2022	318,000	331,913
International Paper Company 4.350%, 08/15/2048	329,000	307,663
Southern Copper Corp.
3.875%, 04/23/2025	437,000	442,355
5.875%, 04/23/2045	497,000	559,524
6.750%, 04/16/2040	190,000	228,119
Suzano Austria GmbH 6.000%, 01/15/2029 (E)	244,000	259,911
Teck Resources, Ltd. 6.250%, 07/15/2041	698,000	745,606
Westlake Chemical Corp. 5.000%, 08/15/2046	221,000	215,350

		6,529,828
Real estate – 0.8%
Boston Properties LP 4.500%, 12/01/2028	773,000	823,258
Crown Castle International Corp. 5.200%, 02/15/2049	436,000	459,631
Mid-America Apartments LP
3.600%, 06/01/2027	268,000	266,635
3.750%, 06/15/2024	940,000	958,226
3.950%, 03/15/2029	171,000	173,916
4.000%, 11/15/2025	482,000	496,417
4.300%, 10/15/2023	403,000	419,943
Public Storage 3.094%, 09/15/2027	829,000	808,559
Regency Centers LP
3.600%, 02/01/2027	382,000	380,249
4.125%, 03/15/2028	276,000	283,625
SITE Centers Corp. 4.250%, 02/01/2026	181,000	182,519

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SITE Centers Corp. (continued) 4.625%, 07/15/2022	$335,000	$345,472
STORE Capital Corp.
4.500%, 03/15/2028	1,480,000	1,493,581
4.625%, 03/15/2029	495,000	501,982
Tanger Properties LP
3.750%, 12/01/2024	466,000	458,507
3.875%, 12/01/2023	513,000	515,335
Ventas Realty LP 4.875%, 04/15/2049	383,000	401,023

		8,968,878
Utilities – 1.8%
Alliant Energy Finance LLC 4.250%, 06/15/2028 (E)	23,000	23,563
American Transmission Systems, Inc. 5.000%, 09/01/2044 (E)	76,000	83,104
Appalachian Power Company 3.300%, 06/01/2027	253,000	250,031
CenterPoint Energy, Inc.
2.500%, 09/01/2022	79,000	77,385
3.850%, 02/01/2024	265,000	270,383
4.250%, 11/01/2028	573,000	594,043
Commonwealth Edison Company 4.000%, 03/01/2049	731,000	748,240
Dominion Energy Gas Holdings LLC 4.800%, 11/01/2043	57,000	61,059
Dominion Energy, Inc.
1.600%, 08/15/2019	726,000	722,566
2.000%, 08/15/2021	553,000	539,905
Duke Energy Corp. 1.800%, 09/01/2021	829,000	809,138
Duke Energy Indiana LLC 3.750%, 05/15/2046	188,000	183,341
Duke Energy Progress LLC 3.450%, 03/15/2029	624,000	639,453
Electricite de France SA
4.875%, 09/21/2038 (E)	695,000	709,435
5.000%, 09/21/2048 (E)	425,000	438,363
Emera US Finance LP 4.750%, 06/15/2046	596,000	619,456
FirstEnergy Corp. 4.850%, 07/15/2047	37,000	39,753
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (E)	76,000	77,646
5.450%, 07/15/2044 (E)	169,000	191,228
Fortis, Inc. 3.055%, 10/04/2026	189,000	180,921
Indiana Michigan Power Company 4.550%, 03/15/2046	387,000	414,370
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	724,000	728,897
Kansas City Power & Light Company 4.125%, 04/01/2049	94,000	97,630
Louisville Gas & Electric Company 4.250%, 04/01/2049	189,000	198,931
Metropolitan Edison Company 4.300%, 01/15/2029 (E)	697,000	730,197
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/2028 (E)	753,000	772,992
Mississippi Power Company 3.950%, 03/30/2028	965,000	977,291
NextEra Energy Capital Holdings, Inc.
3.150%, 04/01/2024	823,000	827,104
3.500%, 04/01/2029	413,000	412,718

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PacifiCorp 4.150%, 02/15/2050	$458,000	$475,364
PPL Capital Funding, Inc. 3.100%, 05/15/2026	569,000	549,071
San Diego Gas & Electric Company 4.150%, 05/15/2048	266,000	266,938
Sempra Energy
2.900%, 02/01/2023	450,000	443,564
3.400%, 02/01/2028	218,000	210,458
4.000%, 02/01/2048	807,000	736,361
Southern California Edison Company
3.500%, 10/01/2023	318,000	316,340
3.650%, 03/01/2028	80,000	78,608
3.700%, 08/01/2025	455,000	452,422
4.000%, 04/01/2047	68,000	63,657
4.125%, 03/01/2048	1,764,000	1,690,889
Southwestern Electric Power Company
3.850%, 02/01/2048	163,000	153,704
3.900%, 04/01/2045	253,000	239,437
The Southern Company 4.400%, 07/01/2046	571,000	575,587
Union Electric Company 3.500%, 03/15/2029	761,000	780,906

		19,452,449

TOTAL CORPORATE BONDS (Cost $247,156,367)		$253,691,046

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada) 6.820%, 07/01/2045	750,000	1,134,308
Los Angeles Community College District (California) 6.750%, 08/01/2049	1,100,000	1,662,727
North Texas Tollway Authority 6.718%, 01/01/2049 (D)	697,000	1,037,220
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,501,000	1,681,615
State of California 7.600%, 11/01/2040	330,000	512,322
State of Illinois, GO 5.100%, 06/01/2033	210,000	206,350
The Ohio State University 4.800%, 06/01/2111	464,000	536,421

TOTAL MUNICIPAL BONDS (Cost $6,277,292)		$6,770,963

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.4%
Commercial and residential – 4.6%
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (E)(F)	749,000	748,754
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.602%, 01/15/2051 (F)	360,000	372,298
Series 2019-B10, Class A3, 3.455%, 03/15/2062	808,000	824,413
Series 2019-B9, Class A4, 3.751%, 03/15/2052	852,000	887,106
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 3.613%, 10/26/2048 (E)	497,000	496,841
CD Mortgage Trust Series 2016-CD1, Class A1, 1.443%, 08/10/2049	263,552	259,087

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CD Mortgage Trust (continued)
Series 2016-CD1, Class ASB, 2.622%, 08/10/2049	$1,138,000	$1,125,982
Series 2017-CD4, Class A4, 3.514%, 05/10/2050 (F)	576,000	590,481
Series 2017-CD4, Class ASB, 3.317%, 05/10/2050	508,000	515,481
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050	1,197,000	1,214,399
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1, 1.793%, 01/10/2048	376,993	373,331
Series 2016-C4, Class A4, 3.283%, 05/10/2058	575,000	574,246
Series 2016-C4, Class ASB, 3.091%, 05/10/2058	637,000	641,224
Series 2016-C7, Class A2, 3.585%, 12/10/2054	672,000	689,222
Series 2016-C7, Class A3, 3.839%, 12/10/2054	798,000	830,987
Series 2017-C8, Class A1, 1.965%, 06/15/2050	302,835	299,198
Series 2017-C8, Class ASB, 3.367%, 06/15/2050	529,000	538,861
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class AS 3.457%, 04/10/2048	281,000	284,968
COLT Mortgage Loan Trust
Series 2019-1, Class A1, 3.705%, 03/25/2049 (E)(F)	764,050	766,832
Series 2019-2, Class A1, 3.337%, 05/25/2049 (E)(F)	1,394,000	1,393,998
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	526,373	523,929
Series 2012-CR4, Class A2, 1.801%, 10/15/2045	124,596	121,423
Series 2013-CR10, Class A2, 2.972%, 08/10/2046	25,607	25,958
Series 2013-CR12, Class A4, 4.046%, 10/10/2046	519,000	542,444
Series 2014-UBS4, Class AM, 3.968%, 08/10/2047	650,000	666,871
Series 2014-UBS6, Class A5, 3.644%, 12/10/2047	948,000	980,010
Series 2016-COR1, Class ASB, 2.972%, 10/10/2049	505,000	503,046
Commercial Mortgage Trust (Deutsche Bank AG) Series 2015-DC1, Class A5 3.350%, 02/10/2048	677,000	686,385
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	563,000	576,066
Series 2015-C3, Class A4, 3.718%, 08/15/2048	678,000	701,933
Series 2015-C4, Class A4, 3.808%, 11/15/2048	1,219,000	1,267,268
Series 2016-C5, Class ASB, 3.533%, 11/15/2048	261,000	267,445
Series 2019-C15, Class A4, 4.053%, 03/15/2052	563,000	595,678

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSMC Trust Series 2016-NXSR, Class A4 3.795%, 12/15/2049 (F)	$1,202,000	$1,244,683
DBJPM Mortgage Trust Series 2017-C6, Class ASB 3.121%, 06/10/2050	298,000	300,379
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB, 2.935%, 05/10/2045	115,701	115,664
Series 2014-GC18, Class A3, 3.801%, 01/10/2047	408,048	421,300
Series 2015-GC35, Class A4, 3.506%, 10/10/2048	594,000	609,130
Series 2016-GS3, Class A4, 2.850%, 10/10/2049	508,000	499,942
Series 2016-GS3, Class AAB, 2.777%, 10/10/2049	762,000	758,839
Series 2017-GS7, Class A4, 3.430%, 08/10/2050	576,000	583,442
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (E)	2,383,499	2,582,594
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	567,000	585,820
Series 2015-C28, Class A2, 2.773%, 10/15/2048	400,709	399,861
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,646,000	2,631,049
Series 2015-C33, Class A4, 3.770%, 12/15/2048	300,000	311,932
Series 2016-C1, Class A5, 3.576%, 03/15/2049	384,000	394,794
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class ASB, 3.549%, 03/15/2050	1,441,000	1,483,761
Series 2017-JP6, Class ASB, 3.283%, 07/15/2050	563,000	572,081
Series 2019-COR4, Class A5, 4.029%, 03/10/2052	1,069,000	1,132,321
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.694%, 03/15/2050	966,000	1,002,852
Series 2017-C5, Class ASB, 3.492%, 03/15/2050	202,000	207,370
Series 2018-C8, Class ASB, 4.145%, 06/15/2051	561,000	597,463
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.483%, 06/15/2045	813,000	824,555
Series 2013-C13, Class A2, 2.665%, 01/15/2046	38,267	38,218
Series 2014-C20, Class A2, 2.872%, 07/15/2047	125,202	125,030
Series 2015-JP1, Class ASB, 3.733%, 01/15/2049	605,000	625,754
Series 2016-JP2, Class A1, 1.324%, 08/15/2049	473,885	466,914

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued) Series 2016-JP2, Class ASB, 2.713%, 08/15/2049	$688,000	$683,069
JPMorgan Mortgage Trust
Series 2016-5, Class A1, 2.634%, 12/25/2046 (E)(F)	2,323,330	2,299,540
Series 2017-5, Class A1, 3.178%, 10/26/2048 (E)(F)	405,812	405,650
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	160,012
Series 2015-C25, Class A5, 3.635%, 10/15/2048	618,000	637,925
Series 2015-C27, Class A4, 3.753%, 12/15/2047	151,000	156,882
Series 2016-C28, Class A4, 3.544%, 01/15/2049	328,000	336,147
Series 2016-C30, Class A4, 2.600%, 09/15/2049	1,078,000	1,041,824
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A1, 1.445%, 08/15/2049	635,591	626,517
Series 2016-UB11, Class ASB, 2.606%, 08/15/2049	579,000	570,525
Series 2016-UBS9, Class A1, 1.711%, 03/15/2049	397,113	392,260
Series 2019-L2, Class A4, 4.071%, 03/15/2052	377,000	401,282
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A1 3.600%, 04/25/2049 (E)(F)	718,000	721,419
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4 3.525%, 05/10/2063	779,000	796,210
Verus Securitization Trust
Series 2019-1, Class A1, 3.836%, 02/25/2059 (E)(F)	654,594	659,420
Series 2019-INVI, Class A1, 3.402%, 12/25/2059 (E)(F)	942,000	941,692

		50,232,287
U.S. Government Agency – 7.8%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	3,536,609	3,526,179
Series 326, Class 300, 3.000%, 03/15/2044	2,841,637	2,835,445
Series 356, Class 300, 3.000%, 09/15/2047	956,102	953,574
Series 360, Class 300, 3.000%, 11/15/2047	2,215,704	2,217,229
Series 4705, Class A, 4.500%, 09/15/2042	1,665,586	1,764,341
Series 4742, Class PA, 3.000%, 10/15/2047	7,490,169	7,484,599
Series 4763, Class CA, 3.000%, 09/15/2038	405,418	411,722
Series 4767 KA, Class KA, 3.000%, 03/15/2048	2,056,933	2,080,358
Series 4786, Class DP, 4.500%, 07/15/2042	1,154,528	1,195,752

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4787, Class AK, 3.000%, 05/15/2048	$3,101,996	$3,063,761
Series 4796, Class AK, 3.000%, 05/15/2048	4,022,232	3,972,654
Series 4802, Class A, 3.000%, 06/15/2048	3,780,040	3,744,247
Federal National Mortgage Association
Series 2013-30, Class CA, 1.500%, 04/25/2043	429,177	411,245
Series 2014-40, Class EP, 3.500%, 10/25/2042	703,050	725,949
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,295,853	1,310,646
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	423,000	423,882
Series 2018-12, Class P, 3.000%, 03/25/2046	1,387,007	1,387,603
Series 2018-14, Class KC, 3.000%, 03/25/2048	2,155,589	2,203,724
Series 2018-15, Class AB, 3.000%, 03/25/2048	504,560	501,663
Series 2018-38, Class LA, 3.000%, 06/25/2048	3,953,404	3,914,137
Series 2018-4, Class HC, 2.500%, 12/25/2047	1,090,178	1,075,220
Series 2018-43, Class CT, 3.000%, 06/25/2048	3,772,977	3,737,669
Series 2018-45, Class GA, 3.000%, 06/25/2048	8,178,516	8,101,981
Series 2018-50, Class BA, 3.000%, 07/25/2048	8,012,933	7,887,675
Series 2018-56, Class CH, 3.000%, 08/25/2048	1,838,798	1,820,836
Series 2018-57, Class PT, 3.000%, 08/25/2048	1,445,528	1,426,095
Series 2018-59, Class DA, 3.000%, 08/25/2048	3,997,958	3,943,247
Series 2018-63, Class DA, 3.500%, 09/25/2048	1,129,726	1,158,867
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,480,863	1,453,205
Series 414, Class A35, 3.500%, 10/25/2042	3,717,144	3,814,616
Government National Mortgage Association
Series 2012-141, Class WA, 4.530%, 11/16/2041 (F)	385,118	416,427
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,746,198	1,745,256
Series 2019-20, Class JK, 3.500%, 02/20/2049	3,499,509	3,550,337

		84,260,141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $132,405,507)		$134,492,428

ASSET BACKED SECURITIES – 12.4%
Ally Auto Receivables Trust
Series 2015-2, Class A4 1.840%, 06/15/2020	161,216	161,169

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust Series 2019-1, Class A 2.972%, 10/15/2024	$1,724,000	$1,740,180
Americredit Automobile Receivables Trust Series 2018-1, Class A3 3.070%, 12/19/2022	526,000	528,538
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (E)	637,000	637,696
Series 2019-1A, Class A 3.450%, 03/20/2023 (E)	1,823,000	1,842,309
Capital Auto Receivables Asset Trust Series 2016-2, Class A4 1.980%, 10/20/2020	349,616	349,034
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 4.140%, 11/26/2046 (A)(E)	891,428	911,512
Series 2018-A, Class A2 4.130%, 12/26/2047 (E)	331,669	345,380
Ford Credit Auto Owner Trust
Series 2017-1, Class A 2.620%, 08/15/2028 (E)	505,000	501,879
Series 2017-2, Class A 2.360%, 03/15/2029 (E)	1,861,000	1,830,856
Series 2017-A, Class A4 1.920%, 04/15/2022	794,000	785,720
Series 2018-1, Class A 3.190%, 07/15/2031 (E)	1,869,000	1,870,964
Series 2018-2, Class A 3.470%, 01/15/2030 (E)	1,615,000	1,643,755
Series 2019-1, Class A 3.520%, 07/15/2030 (E)	2,182,000	2,224,824
Hertz Vehicle Financing II LP
Series 2015-3A, Class A 2.670%, 09/25/2021 (E)	995,000	988,242
Series 2016-2A, Class A 2.950%, 03/25/2022 (E)	820,000	816,494
Series 2016-3A, Class B 3.110%, 07/25/2020 (E)	514,000	513,470
Series 2017-1A, Class A 2.960%, 10/25/2021 (E)	1,125,000	1,121,283
Series 2017-2A, Class A 3.290%, 10/25/2023 (E)	4,543,000	4,539,456
Series 2019-1A, Class A 3.710%, 03/25/2023 (E)	1,666,000	1,686,867
Hertz Vehicle Financing LLC
Series 2018-2A, Class A 3.650%, 06/27/2022 (E)	1,096,000	1,106,161
Series 2018-3A, Class A 4.030%, 07/25/2024 (E)	1,099,000	1,126,686
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 4.089%, 10/15/2031 (A)(E)	1,490,000	1,533,134
Series 2014-CTA, Class A (1 month LIBOR + 0.700%) 3.189%, 09/16/2024 (A)(E)	331,486	331,893
Series 2015-CA, Class B 3.250%, 05/15/2040 (E)	764,888	764,902
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 4.639%, 12/15/2045 (A)(E)	684,367	709,706

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust (continued)
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.389%, 12/16/2058 (A)(E)	$1,457,000	$1,454,453
Series 2018-BA, Class A2A 3.610%, 12/15/2059 (E)	467,000	475,601
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (E)	485,000	486,242
Series 2018-CA, Class A2 3.520%, 06/16/2042 (E)	501,000	507,700
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (E)	1,994,000	2,069,476
Series 2019-A, Class A2A 3.870%, 01/15/2043 (E)	2,333,000	2,366,336
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month LIBOR + 0.510%) 3.000%, 06/25/2031 (A)	1,013,539	1,005,949
Series 2015-1, Class A2 (1 month LIBOR + 0.600%) 3.090%, 04/25/2040 (A)	2,502,455	2,496,108
Series 2016-1A, Class A (1 month LIBOR + 0.700%) 3.190%, 02/25/2070 (A)(E)	1,493,320	1,489,401
Series 2016-3A, Class A2 (1 month LIBOR + 0.850%) 3.340%, 06/25/2065 (A)(E)	495,027	497,454
Series 2017-5A, Class A (1 month LIBOR + 0.800%) 3.290%, 07/26/2066 (A)(E)	797,221	798,215
Series 2018-EA, Class A2 4.000%, 12/15/2059 (E)	1,329,000	1,383,168
Series 2019-BA, Class A2A 3.760%, 12/15/2059 (E)	1,568,000	1,567,906
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 2.951%, 10/27/2036 (A)	1,529,856	1,503,328
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.931%, 01/25/2037 (A)	1,639,300	1,612,074
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 2.881%, 10/25/2033 (A)	3,601,580	3,560,295
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 2.924%, 03/23/2037 (A)	5,950,529	5,898,825
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 2.944%, 12/24/2035 (A)	3,738,282	3,721,604
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 3.004%, 03/22/2032 (A)	770,129	745,256
Series 2010-2A, Class A (3 month LIBOR + 0.850%) 3.672%, 09/25/2048 (A)(E)	3,434,342	3,441,882
Series 2012-4A, Class A (1 month LIBOR + 0.700%) 3.190%, 09/27/2038 (A)(E)	2,615,388	2,611,497
Series 2014-1A, Class A (1 month LIBOR + 0.570%) 3.060%, 09/25/2041 (A)(E)	479,040	477,664

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2016-1A, Class A (1 month LIBOR + 0.800%) 3.290%, 09/25/2065 (A)(E)	$1,681,486	$1,686,935
Series 2017-2A, Class A (1 month LIBOR + 0.770%) 3.260%, 09/25/2065 (A)(E)	1,969,197	1,976,320
Series 2017-3A, Class A (1 month LIBOR + 0.850%) 3.340%, 02/25/2066 (A)(E)	1,927,455	1,920,579
Series 2018-3A, Class A2 (1 month LIBOR + 0.440%) 2.930%, 09/27/2066 (A)(E)	563,000	561,281
SLM Private Education Loan Trust Series 2013-C, Class A2A 2.940%, 10/15/2031 (E)	207,969	207,942
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month LIBOR + 0.750%) 3.538%, 12/15/2032 (A)(E)	867,175	843,696
Series 2004-10, Class A7A (3 month LIBOR + 0.600%) 3.371%, 10/25/2029 (A)(E)	2,449,000	2,448,021
Series 2006-1, Class A5 (3 month LIBOR + 0.110%) 2.881%, 07/26/2021 (A)	2,551,455	2,519,039
Series 2006-10, Class A6 (3 month LIBOR + 0.150%) 2.921%, 03/25/2044 (A)	4,180,000	4,033,709
Series 2006-3, Class A5 (3 month LIBOR + 0.100%) 2.871%, 01/25/2021 (A)	1,627,131	1,612,615
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 2.831%, 07/25/2022 (A)	3,071,295	3,011,913
Series 2010-1, Class A (1 month LIBOR + 0.400%) 2.890%, 03/25/2025 (A)	1,083,854	1,060,665
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 3.440%, 09/25/2028 (A)	2,553,098	2,540,447
Series 2012-2, Class A (1 month LIBOR + 0.700%) 3.190%, 01/25/2029 (A)	2,163,780	2,131,104
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 3.240%, 05/26/2026 (A)	1,440,271	1,425,720
SMB Private Education Loan Trust Series 2015-A, Class A2B (1 month LIBOR + 1.000%) 3.489%, 06/15/2027 (A)(E)	1,629,791	1,639,424
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 3.689%, 07/15/2027 (A)(E)	1,504,939	1,518,504
Series 2015-C, Class A2B (1 month LIBOR + 1.400%) 3.889%, 07/15/2027 (A)(E)	514,597	522,126
Series 2016-A, Class A2A 2.700%, 05/15/2031 (E)	1,832,693	1,823,040
Series 2016-A, Class A2B (1 month LIBOR + 1.500%) 3.989%, 05/15/2031 (A)(E)	1,714,338	1,747,121
Series 2016-B, Class A2A 2.430%, 02/17/2032 (E)	270,565	266,250
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 3.939%, 02/17/2032 (A)(E)	2,617,192	2,660,938

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2016-C, Class A2A 2.340%, 09/15/2034 (E)	$2,244,638	$2,201,263
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 3.589%, 09/15/2034 (A)(E)	956,760	961,565
Series 2017-A, Class A2B (1 month LIBOR + 0.900%) 3.389%, 09/15/2034 (A)(E)	3,300,480	3,306,689
Series 2017-B, Class A2B (1 month LIBOR + 0.750%) 3.239%, 10/15/2035 (A)(E)	1,800,000	1,800,348
Series 2018-C, Class A2A 3.630%, 11/15/2035 (E)	279,000	286,447
Series 2018-C, Class A2B (1 month LIBOR + 0.750%) 3.239%, 11/15/2035 (A)(E)	1,562,000	1,558,100
Series 2019-A, Class A2A 3.440%, 07/15/2036 (E)	1,767,000	1,794,015
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (E)	737,100	732,135
Series 2016-D, Class A1 (1 month LIBOR + 0.950%) 3.440%, 01/25/2039 (A)(E)	148,113	148,926
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 3.340%, 07/25/2039 (A)(E)	327,716	328,761
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 3.190%, 03/26/2040 (A)(E)	313,076	313,893
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (E)	146,000	144,414
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 2.990%, 11/26/2040 (A)(E)	248,569	248,596
Series 2017-E, Class A2B 2.720%, 11/26/2040 (E)	2,240,000	2,214,755
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (E)	1,917,000	1,938,231
Series 2019-A, Class A2FX 3.690%, 06/15/2048 (E)	1,009,000	1,037,247
Synchrony Card Funding LLC Series 2019-A1, Class A 2.950%, 03/17/2025	2,060,000	2,072,770
Verizon Owner Trust Series 2019-A, Class A1A 2.930%, 09/20/2023	602,000	606,556
World Financial Network Credit Card Master Trust
Series 2016-A, Class A 2.030%, 04/15/2025	2,083,000	2,049,623
Series 2016-C, Class A 1.720%, 08/15/2023	770,000	765,568
Series 2019-A, Class A 3.510%, 12/15/2025	286,000	288,572
World Omni Auto Receivables Trust Series 2016-A, Class A4 1.950%, 05/16/2022	1,226,000	1,216,463

TOTAL ASSET BACKED SECURITIES (Cost $134,420,385)		$134,954,870

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust, 2.6031% (G)(H)	222,875	$2,230,266

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,230,336)		$2,230,266

SHORT-TERM INVESTMENTS – 1.4%
Money market funds – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (G)	15,030,211	15,030,211

TOTAL SHORT-TERM INVESTMENTS (Cost $15,030,211)		$15,030,211

Total Investments (Core Bond Trust) (Cost $1,139,167,835) – 106.2%		$1,155,773,246
Other assets and liabilities, net – (6.2%)		(67,215,884)

TOTAL NET ASSETS – 100.0%		$1,088,557,362

SALE COMMITMENTS OUTSTANDING – (0.3)%
U.S. Government Agency – (0.3%)
Government National Mortgage Association 5.000%, TBA (B)	$(3,600,000)	$(3,760,594)

TOTAL SALE COMMITMENTS OUTSTANDING (Cost $(3,755,813))		$(3,760,594)

Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $2,162,691.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $128,588,752 or 11.8% of the fund’s net assets as of 3-31-19.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.2%
Brazil – 6.3%
Aliansce Shopping Centers SA	11,650	$59,420
Banco BTG Pactual SA	11,632	107,546
Banco do Brasil SA	76,083	946,726
BrasilAgro – Co Brasileira de Propriedades Agricolas	6,700	26,609
Camil Alimentos SA	10,600	18,437

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Cia Siderurgica Nacional SA (A)	63,664	$264,227
Construtora Tenda SA	11,124	47,958
Cosan SA	13,942	151,871
CSU Cardsystem SA	9,300	16,033
Duratex SA	58,785	164,703
Embraer SA	35,407	166,846
Fras-Le SA	8,800	11,463
Gerdau SA	12,229	38,105
International Meal Company Alimentacao SA	26,600	44,092
Iochpe Maxion SA	11,411	62,514
JBS SA	146,388	595,221
JHSF Participacoes SA (A)	56,500	35,354
Kroton Educacional SA	241,046	652,582
LOG Commercial Properties e Participacoes SA (A)	2,004	8,691
Movida Participacoes SA	6,100	16,904
MRV Engenharia e Participacoes SA	27,789	99,293
Petro Rio SA (A)	10,930	52,761
Petroleo Brasileiro SA	365,696	2,909,428
QGEP Participacoes SA	16,860	65,884
Restoque Comercio e Confeccoes de Roupas SA	2,875	23,497
Santos Brasil Participacoes SA	30,300	31,032
Sao Carlos Empreendimentos e Participacoes SA (A)	7,005	60,472
Ser Educacional SA (B)	3,700	19,240
SLC Agricola SA	2,800	29,363
Springs Global Participacoes SA (A)	5,600	12,715
Sul America SA	7,143	54,366
Suzano Papel e Celulose SA	1	7
Suzano Papel e Celulose SA, ADR (C)	9,362	221,786
Tupy SA	9,951	46,053
Usinas Siderurgicas de Minas Gerais SA	27,838	82,831
Vale SA	554,256	7,209,638
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,359	55,934

		14,409,602
Chile – 1.6%
Besalco SA	41,753	38,649
CAP SA	12,755	151,427
Cementos BIO BIO SA	16,447	22,282
Cencosud SA	378,689	655,542
Cia Pesquera Camanchaca SA (A)	214,992	23,015
Cristalerias de Chile SA	23,748	189,360
Empresa Nacional de Telecomunicaciones SA	27,432	285,641
Empresas CMPC SA	142,931	504,142
Empresas COPEC SA	26,706	339,021
Empresas Hites SA	46,731	29,181
Empresas La Polar SA (A)	906,054	36,292
Enel Americas SA	2,001,220	355,633
Grupo Security SA	147,513	59,945
Inversiones Aguas Metropolitanas SA	17,775	27,168
Itau CorpBanca	19,068,475	168,169
Latam Airlines Group SA	8,298	88,123
Masisa SA	932,881	58,689
PAZ Corp. SA	60,804	89,367
Ripley Corp. SA	188,114	153,414
Salfacorp SA	79,291	107,740
Sigdo Koppers SA	50,989	93,674
SMU SA (A)	84,625	22,074
Sociedad Matriz SAAM SA	1,328,480	132,758
Socovesa SA	159,835	95,144

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Vina Concha y Toro SA	15,068	$31,358

		3,757,808
China – 11.8%
361 Degrees International, Ltd.	140,000	26,584
Agile Group Holdings, Ltd.	93,000	150,954
Agricultural Bank of China, Ltd., H Shares	1,167,000	539,462
Air China, Ltd., H Shares	116,000	142,863
Aluminum Corp. of China, Ltd., H Shares (A)	200,000	73,901
Angang Steel Company, Ltd., H Shares	52,000	38,099
Anton Oilfield Services Group (A)	238,000	37,634
Asia Cement China Holdings Corp.	53,500	52,839
AVIC International Holdings, Ltd., H Shares	46,000	28,867
BAIC Motor Corp., Ltd., H Shares (B)	113,000	73,968
Bank of China, Ltd., H Shares	3,626,694	1,648,224
Bank of Chongqing Company, Ltd., H Shares	69,500	44,497
Bank of Communications Company, Ltd., H Shares	254,876	209,102
Baoye Group Company, Ltd., H Shares (A)	70,000	44,735
BBMG Corp., H Shares	112,000	41,181
Beijing Capital International Airport Company, Ltd., H Shares	14,000	13,297
Beijing North Star Company, Ltd., H Shares	132,000	44,787
Boyaa Interactive International, Ltd. (A)	63,000	12,849
Cabbeen Fashion, Ltd.	40,000	11,511
Central China Real Estate, Ltd.	147,732	72,336
Changshouhua Food Company, Ltd.	30,000	14,145
Chaowei Power Holdings, Ltd.	145,000	54,877
China Aoyuan Group, Ltd.	56,000	67,741
China BlueChemical, Ltd., H Shares	158,000	51,399
China Cinda Asset Management Company, Ltd., H Shares	419,000	116,522
China CITIC Bank Corp., Ltd., H Shares	276,775	176,489
China Coal Energy Company, Ltd., H Shares	74,000	30,662
China Communications Construction Company, Ltd., H Shares	267,000	276,722
China Communications Services Corp., Ltd., H Shares	93,200	83,275
China Construction Bank Corp., H Shares	6,306,000	5,412,873
China Dongxiang Group Company, Ltd.	530,000	77,053
China Eastern Airlines Corp., Ltd., H Shares	78,000	55,351
China Electronics Optics Valley Union Holding Company, Ltd.	404,000	22,159
China Energy Engineering Corp., Ltd., H Shares	292,000	35,358
China Everbright Bank Company, Ltd., H Shares	119,000	56,346
China Galaxy Securities Company, Ltd., H Shares	97,500	64,263
China Harmony New Energy Auto Holding, Ltd. (C)	105,500	39,603
China Hongqiao Group, Ltd.	249,000	187,673
China Huarong Asset Management Company, Ltd., H Shares (B)	602,000	128,268
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	49,214
China Lesso Group Holdings, Ltd.	91,000	58,949

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Machinery Engineering Corp., H Shares	106,000	$54,052
China Minsheng Banking Corp., Ltd., H Shares (C)	277,900	202,105
China National Building Material Company, Ltd., H Shares	245,450	194,266
China Oilfield Services, Ltd., H Shares	60,000	64,770
China Oriental Group Company, Ltd.	56,000	35,256
China Petroleum & Chemical Corp., ADR	15,616	1,241,468
China Petroleum & Chemical Corp., H Shares	624,000	495,247
China Railway Construction Corp., Ltd., H Shares	119,665	157,061
China Railway Group, Ltd., H Shares	187,000	170,734
China Reinsurance Group Corp., H Shares	193,000	40,849
China Rundong Auto Group, Ltd. (A)(B)	26,000	8,290
China Sanjiang Fine Chemicals Company, Ltd.	105,000	28,667
China SCE Group Holdings, Ltd.	140,200	73,187
China Shenhua Energy Company, Ltd., H Shares	252,000	575,112
China Southern Airlines Company, Ltd., H Shares	88,000	78,742
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	28,066
China XLX Fertiliser, Ltd.	115,000	41,633
China ZhengTong Auto Services Holdings, Ltd. (C)	62,000	34,556
China Zhongwang Holdings, Ltd.	106,400	58,055
Chongqing Rural Commercial Bank Company, Ltd., H Shares	136,000	78,709
CIFI Holdings Group Company, Ltd.	152,000	115,447
CNOOC, Ltd.	1,465,000	2,728,827
Cogobuy Group (A)(B)	74,000	27,282
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	50,000	28,692
CT Environmental Group, Ltd.	164,000	7,112
Ctrip.com International, Ltd., ADR (A)	14,950	653,166
Dalian Port PDA Company, Ltd., H Shares (C)	323,400	43,724
Dongfeng Motor Group Company, Ltd., H Shares	86,000	86,277
Dongyue Group, Ltd.	81,000	56,337
E-Commodities Holdings, Ltd.	348,000	21,975
Everbright Securities Company, Ltd., H Shares (B)	25,600	25,554
Evergreen International Holdings, Ltd. (A)	122,000	7,010
Fosun International, Ltd.	373,960	635,369
Fufeng Group, Ltd. (A)	334,200	175,699
Genertec Universal Medical Group Company, Ltd. (B)	14,500	13,203
GF Securities Company, Ltd., H Shares	39,000	56,169
GOME Retail Holdings, Ltd. (A)(C)	1,349,000	125,612
Grand Baoxin Auto Group, Ltd.	69,500	24,082
Great Wall Motor Company, Ltd., H Shares (C)	174,500	131,293
Greentown China Holdings, Ltd.	57,500	57,547
Guangdong Yueyun Transportation Company, Ltd., H Shares	30,000	12,126
Guangshen Railway Company, Ltd., ADR	5,266	105,004

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangzhou Automobile Group Company, Ltd., H Shares	86,000	$101,782
Guangzhou R&F Properties Company, Ltd., H Shares	54,800	118,865
Guorui Properties, Ltd.	84,000	17,127
Haitong Securities Company, Ltd., H Shares	110,400	143,197
Harbin Bank Company, Ltd., H Shares (B)	203,000	48,830
Hilong Holding, Ltd.	119,000	16,041
Honworld Group, Ltd. (B)	56,000	28,806
Hopefluent Group Holdings, Ltd.	46,000	14,674
Huaneng Renewables Corp., Ltd., H Shares	350,000	97,380
Huatai Securities Company, Ltd., H Shares (B)	40,000	80,161
Huishang Bank Corp., Ltd., H Shares	91,300	39,164
Hydoo International Holding, Ltd. (A)	388,000	19,294
Industrial & Commercial Bank of China, Ltd., H Shares	3,793,000	2,785,520
Inner Mongolia Yitai Coal Company, Ltd., H Shares	14,200	12,320
Jiangxi Copper Company, Ltd., H Shares	43,000	57,122
JinkoSolar Holding Company, Ltd., ADR (A)(C)	3,756	67,608
Kaisa Group Holdings, Ltd. (A)	235,000	106,794
Kangda International Environmental Company, Ltd. (A)(B)	209,000	31,184
KWG Group Holdings, Ltd.	58,513	70,774
Legend Holdings Corp., H Shares (B)	88,200	234,620
Lonking Holdings, Ltd.	190,000	61,679
Maanshan Iron & Steel Company, Ltd., H Shares	112,000	54,898
Maoye International Holdings, Ltd.	426,000	33,676
Metallurgical Corp. of China, Ltd., H Shares	185,000	54,769
Modern Land China Company, Ltd. (C)	176,400	31,944
NVC Lighting Holding, Ltd.	267,000	21,077
Orient Securities Company, Ltd., H Shares (B)	15,200	12,209
PetroChina Company, Ltd., H Shares	1,818,000	1,190,087
PICC Property & Casualty Company, Ltd., H Shares	360,000	409,826
Poly Culture Group Corp., Ltd., H Shares	22,400	31,432
Postal Savings Bank of China Company, Ltd., H Shares (B)	94,000	53,822
Powerlong Real Estate Holdings, Ltd.	122,000	64,033
Qingling Motors Company, Ltd., H Shares	164,000	45,783
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (B)(C)	11,800	11,431
Regal International Airport Group Company, Ltd.	17,000	14,219
Renhe Commercial Holdings Company, Ltd. (A)	3,046,000	104,872
Ronshine China Holdings, Ltd. (A)	33,000	52,451
Sany Heavy Equipment International Holdings Company, Ltd. (A)	156,000	67,051
Semiconductor Manufacturing International Corp. (A)(C)	105,000	106,411
Semiconductor Manufacturing International Corp., ADR (A)(C)	7,675	38,836

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Chenming Paper Holdings, Ltd., H Shares	42,500	$27,360
Shanghai Electric Group Company, Ltd., H Shares	96,000	36,480
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	106,000	28,665
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	26,200	57,103
Shanghai Prime Machinery Company, Ltd., H Shares (A)	222,000	33,654
Shenguan Holdings Group, Ltd. (A)	90,000	5,095
Shui On Land, Ltd.	171,461	42,453
Sihuan Pharmaceutical Holdings Group, Ltd.	177,000	42,906
Sino-Ocean Group Holding, Ltd.	151,473	66,568
Sinopec Engineering Group Company, Ltd., H Shares	58,500	57,209
Sinotrans, Ltd., H Shares	132,000	56,765
Sinotruk Hong Kong, Ltd.	42,000	89,640
SOHO China, Ltd. (A)	103,500	43,608
Springland International Holdings, Ltd.	197,000	40,399
Sunshine 100 China Holdings, Ltd. (A)(B)	77,000	15,211
Tenwow International Holdings, Ltd. (A)(D)	121,000	5,857
Tianneng Power International, Ltd.	4,000	3,603
Trigiant Group, Ltd.	154,000	26,307
West China Cement, Ltd.	270,000	35,851
Xiamen International Port Company, Ltd., H Shares	330,000	46,711
Xingda International Holdings, Ltd.	231,505	72,924
Xingfa Aluminium Holdings, Ltd.	29,000	20,378
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	238,000	21,560
Yanzhou Coal Mining Company, Ltd., H Shares	112,000	110,213
YuanShengTai Dairy Farm, Ltd. (A)	482,000	12,224
Yuzhou Properties Company, Ltd.	468,471	283,396
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	112,600	55,867

		27,054,740
Colombia – 0.6%
Almacenes Exito SA	72,556	330,459
Banco de Bogota SA	1,043	21,593
Cementos Argos SA	8,844	21,860
Corp. Financiera Colombiana SA (A)	2,529	21,022
Grupo Argos SA	92,164	523,260
Grupo de Inversiones Suramericana SA	48,389	556,134

		1,474,328
Czech Republic – 0.4%
CEZ AS	35,991	845,784
Greece – 0.0%
Ellaktor SA (A)	44,359	80,658
Eurobank Ergasias SA (A)	16,993	13,562
Fourlis Holdings SA (A)	2,062	11,681
Hellenic Petroleum SA	1,111	10,671
Intracom Holdings SA (A)	3,908	4,083
Mytilineos Holdings SA	1,062	10,741

		131,396
Hong Kong – 5.0%
Ajisen China Holdings, Ltd.	123,000	35,099
AMVIG Holdings, Ltd.	104,000	24,788

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	$0
Asian Citrus Holdings, Ltd. (A)(D)	249,000	10,943
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	9,949
Beijing Enterprises Holdings, Ltd.	17,500	99,372
Beijing Properties Holdings, Ltd. (A)	366,000	11,374
Brilliance China Automotive Holdings, Ltd.	90,000	89,399
C C Land Holdings, Ltd.	327,126	73,816
Capital Environment Holdings, Ltd. (A)	1,184,000	29,419
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
Century Sunshine Group Holdings, Ltd. (A)	165,000	4,735
CGN New Energy Holdings Company, Ltd.	278,000	42,093
China Agri-Industries Holdings, Ltd.	104,300	35,749
China Everbright, Ltd.	46,000	91,349
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,379
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,843
China Jinmao Holdings Group, Ltd.	172,000	112,470
China Longevity Group Company, Ltd. (A)(D)	93,000	4,869
China Lumena New Materials Corp. (A)(C)(D)	2,036,000	0
China Merchants Land, Ltd. (A)	260,000	43,456
China Merchants Port Holdings Company, Ltd.	48,064	102,504
China Mobile, Ltd.	379,500	3,872,544
China New Town Development Company, Ltd.	810,165	20,453
China Oil & Gas Group, Ltd. (A)	1,020,000	66,472
China Overseas Grand Oceans Group, Ltd.	122,500	66,772
China Overseas Land & Investment, Ltd.	292,000	1,111,209
China Resources Land, Ltd.	218,000	979,675
China South City Holdings, Ltd.	340,000	54,627
China State Construction International Holdings, Ltd.	118,000	110,733
China Taiping Insurance Holdings Company, Ltd.	75,200	224,777
China Travel International Investment Hong Kong, Ltd.	188,000	47,954
China Unicom Hong Kong, Ltd.	438,000	557,673
China Vast Industrial Urban Development Company, Ltd. (B)(C)	36,000	14,300
Chu Kong Shipping Enterprises Group Company, Ltd.	86,000	19,949
CITIC Resources Holdings, Ltd.	598,000	55,693
CITIC, Ltd.	198,130	296,188
Clear Media, Ltd.	35,000	30,773
Concord New Energy Group, Ltd.	690,000	36,499
COSCO SHIPPING International Hong Kong Company, Ltd. (C)	59,625	21,600
COSCO SHIPPING Ports, Ltd.	114,021	123,298
Dah Chong Hong Holdings, Ltd.	114,000	41,116
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
Far East Horizon, Ltd.	137,000	145,466
GCL New Energy Holdings, Ltd. (A)	1,230,000	53,337
GCL-Poly Energy Holdings, Ltd. (A)	717,000	50,279
Gemdale Properties & Investment Corp., Ltd.	778,000	99,265
Goldlion Holdings, Ltd.	75,000	31,241

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hi Sun Technology China, Ltd. (A)	375,000	$64,092
HKC Holdings, Ltd.	29,206	24,685
Hopson Development Holdings, Ltd.	118,000	115,109
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,120,000	30,247
Joy City Property, Ltd.	328,000	45,606
Ju Teng International Holdings, Ltd.	158,000	44,956
Kingboard Holdings, Ltd.	43,130	153,192
Kunlun Energy Company, Ltd.	118,000	123,520
Lai Fung Holdings, Ltd.	11,200	14,270
Lee & Man Paper Manufacturing, Ltd.	95,000	81,061
Min Xin Holdings, Ltd.	24,000	13,970
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd. (C)	438,000	84,330
New World Department Store China, Ltd. (A)	110,000	23,974
Nine Dragons Paper Holdings, Ltd.	156,000	148,900
Overseas Chinese Town Asia Holdings, Ltd.	52,000	20,681
Poly Property Group Company, Ltd.	139,453	54,452
Pou Sheng International Holdings, Ltd.	513,000	111,155
Seaspan Corp. (C)	11,878	103,339
Shanghai Industrial Holdings, Ltd.	19,000	44,779
Shanghai Industrial Urban Development Group, Ltd.	271,000	57,736
Shanghai Zendai Property, Ltd. (A)	765,000	11,334
Shenzhen Investment, Ltd.	155,571	59,531
Shimao Property Holdings, Ltd.	209,500	656,542
Silver Grant International Industries, Ltd. (A)	160,000	32,480
Sino Oil And Gas Holdings, Ltd. (A)(C)	245,000	5,161
Sinopec Kantons Holdings, Ltd.	66,000	30,066
TCL Electronics Holdings, Ltd.	35,600	19,473
Tian An China Investment Company, Ltd.	144,000	77,722
Tianjin Port Development Holdings, Ltd. (A)	352,000	40,388
Tomson Group, Ltd.	195,714	74,842
Tongda Group Holdings, Ltd. (C)	230,000	25,507
Top Spring International Holdings, Ltd. (C)	67,500	20,495
TPV Technology, Ltd.	105,684	24,529
Wasion Holdings, Ltd.	66,000	34,569
Xinchen China Power Holdings, Ltd. (A)	132,000	7,149
Yuexiu Property Company, Ltd.	381,542	91,982

		11,533,323
Hungary – 0.5%
MOL Hungarian Oil & Gas PLC	109,975	1,261,149
Richter Gedeon NYRT	680	12,847

		1,273,996
India – 13.2%
ACC, Ltd.	4,588	110,667
Adani Enterprises, Ltd.	68,911	145,556
Adani Gas, Ltd. (A)	81,215	151,167
Adani Green Energy, Ltd. (A)	76,295	40,706
Aditya Birla Capital, Ltd. (A)	28,154	39,254
Allcargo Logistics, Ltd.	10,467	17,480
Ambuja Cements, Ltd.	47,396	160,966
Apar Industries, Ltd.	2,063	20,080
Apollo Tyres, Ltd.	28,578	91,612
Arvind Fashions, Ltd. (A)(D)	6,229	92,709
Aurobindo Pharma, Ltd.	2,460	27,924
Axis Bank, Ltd. (A)	83,305	931,071
Bajaj Holdings & Investment, Ltd.	11,564	567,941

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Balmer Lawrie & Company, Ltd.	15,078	$40,470
Balrampur Chini Mills, Ltd.	35,142	69,620
Bank of Baroda (A)	140,919	261,807
BEML, Ltd.	1,822	26,588
Bharat Electronics, Ltd.	59,808	80,353
Bharat Heavy Electricals, Ltd.	72,839	78,828
Bharti Airtel, Ltd.	189,973	908,784
Birla Corp., Ltd.	4,591	34,741
Birlasoft, Ltd.	13,384	19,133
Brigade Enterprises, Ltd.	8,646	31,211
BSE, Ltd.	831	7,340
Canara Bank (A)	9,205	38,709
Ceat, Ltd.	2,623	42,359
CG Power and Industrial Solutions, Ltd. (A)	58,203	35,615
Chambal Fertilizers & Chemicals, Ltd.	24,429	58,695
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,733
Container Corp. of India, Ltd.	4,848	36,803
Cox & Kings Financial Service, Ltd. (A)(D)	15,714	14,767
Cox & Kings, Ltd.	24,940	50,149
Cyient, Ltd.	5,147	48,344
DB Corp., Ltd.	6,129	16,545
DCB Bank, Ltd.	23,624	69,553
DCM Shriram, Ltd.	10,563	63,039
Dewan Housing Finance Corp., Ltd.	11,383	24,531
Dishman Carbogen Amcis, Ltd. (A)	5,361	16,099
DLF, Ltd.	33,394	97,270
Dr. Reddy’s Laboratories, Ltd.	13,052	524,906
Edelweiss Financial Services, Ltd.	10,110	28,655
EID Parry India, Ltd.	14,915	43,926
Essel Propack, Ltd.	33,792	56,670
Federal Bank, Ltd.	116,972	161,989
Finolex Industries, Ltd.	5,072	35,686
Fortis Healthcare, Ltd. (A)	97,990	191,844
Future Enterprises, Ltd. (A)	31,677	17,674
GAIL India, Ltd.	74,940	378,878
Gateway Distriparks, Ltd.	20,634	39,788
GHCL, Ltd.	6,390	22,731
Granules India, Ltd.	24,247	40,068
Grasim Industries, Ltd.	29,820	370,254
Gujarat Alkalies & Chemicals, Ltd.	3,130	22,290
Gujarat Ambuja Exports, Ltd.	7,910	24,988
Gujarat Fluorochemicals, Ltd.	5,323	85,129
Gujarat Mineral Development Corp., Ltd.	23,433	27,509
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	45,385
Gujarat Pipavav Port, Ltd.	15,449	21,951
Gujarat State Petronet, Ltd.	33,144	90,912
HBL Power Systems, Ltd.	18,476	6,852
HCL Technologies, Ltd.	3,346	52,548
HIL, Ltd.	588	15,703
Himachal Futuristic Communications, Ltd.	95,724	31,032
Himatsingka Seide, Ltd.	7,201	22,647
Hindalco Industries, Ltd.	94,380	279,144
HSIL, Ltd.	8,910	32,272
ICICI Bank, Ltd.	172,581	993,502
IDFC First Bank, Ltd.	126,067	100,937
IDFC, Ltd.	67,378	45,120
IIFL Holdings, Ltd.	47,890	297,150
Indiabulls Housing Finance, Ltd.	19,153	237,638
Indiabulls Real Estate, Ltd. (A)	41,734	55,346
Indian Bank (A)	13,953	56,327

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Ingersoll Rand India, Ltd.	4,901	$44,546
Ipca Laboratories, Ltd.	1,050	14,828
J Kumar Infraprojects, Ltd.	9,276	21,167
Jagran Prakashan, Ltd.	12,700	23,285
Jai Corp., Ltd.	10,722	17,939
Jain Irrigation Systems, Ltd.	32,039	27,326
Jaiprakash Associates, Ltd. (A)	207,878	16,521
JB Chemicals & Pharmaceuticals, Ltd.	8,851	45,776
Jindal Saw, Ltd.	29,627	36,992
Jindal Steel & Power, Ltd. (A)	43,530	112,936
JK Cement, Ltd.	3,406	42,579
JK Lakshmi Cement, Ltd.	6,513	32,500
JK Paper, Ltd.	18,859	38,554
JK Tyre & Industries, Ltd.	8,887	11,771
JM Financial, Ltd.	33,116	45,229
JMC Projects India, Ltd.	1,703	2,893
JSW Energy, Ltd. (A)	51,942	54,478
JSW Steel, Ltd.	91,738	387,720
Jubilant Life Sciences, Ltd.	11,603	111,205
Kalpataru Power Transmission, Ltd.	9,196	62,892
Kiri Industries, Ltd. (A)	2,637	18,901
Kirloskar Brothers, Ltd.	6,377	14,967
Kolte-Patil Developers, Ltd.	12,368	44,642
KPIT Engineering, Ltd. (A)(D)	13,384	15,780
KPR Mill, Ltd.	4,780	39,618
L&T Finance Holdings, Ltd.	47,017	103,304
Laurus Labs, Ltd. (B)	2,865	16,430
LIC Housing Finance, Ltd.	34,587	265,100
Linde India, Ltd.	5,094	36,035
Lupin, Ltd.	18,507	197,244
Magma Fincorp, Ltd.	19,104	32,742
Maharashtra Scooters, Ltd.	619	31,568
Maharashtra Seamless, Ltd.	6,251	43,310
Mahindra & Mahindra Financial Services, Ltd.	22,643	137,461
Mahindra & Mahindra, Ltd.	67,278	655,317
Mahindra CIE Automotive, Ltd. (A)	17,673	59,615
Mahindra Lifespace Developers, Ltd.	9,555	49,609
Manappuram Finance, Ltd.	41,072	74,013
Max India, Ltd. (A)	21,707	21,020
McLeod Russel India, Ltd.	20,316	25,425
Merck, Ltd.	2,090	111,252
MOIL, Ltd.	15,877	36,384
Mphasis, Ltd.	13,286	191,909
MRF, Ltd.	80	66,830
Muthoot Finance, Ltd. (A)	5,997	53,111
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	72,119	7,235
National Aluminium Company, Ltd.	86,920	69,557
Nava Bharat Ventures, Ltd.	28,327	43,121
NCC, Ltd.	25,675	41,848
Nilkamal, Ltd.	1,287	26,347
Oberoi Realty, Ltd.	4,654	35,075
Odisha Cement, Ltd. (A)	1,993	28,467
Omaxe, Ltd.	5,567	16,495
PC Jeweller, Ltd.	36,034	42,759
Persistent Systems, Ltd.	6,511	59,201
Phillips Carbon Black, Ltd.	7,735	19,682
Piramal Enterprises, Ltd.	6,745	268,239
PNB Housing Finance, Ltd. (B)	2,433	30,434
Polyplex Corp., Ltd.	2,563	19,237
Power Finance Corp., Ltd. (A)	90,707	160,119
Prestige Estates Projects, Ltd.	32,049	116,477
PTC India, Ltd.	31,315	33,183
Punjab National Bank (A)	67,838	93,367

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Rain Industries, Ltd.	22,684	$33,424
Rajesh Exports, Ltd.	8,931	85,509
Rallis India, Ltd.	9,977	23,191
Ramco Industries, Ltd.	4,270	13,113
REC, Ltd.	51,812	113,929
Redington India, Ltd.	105,855	157,020
Reliance Capital, Ltd.	10,794	31,783
Reliance Communications, Ltd. (A)	156,451	9,394
Reliance Home Finance, Ltd.	31,920	13,200
Reliance Industries, Ltd., GDR (B)	259,580	10,419,301
Reliance Power, Ltd. (A)	105,791	17,236
Repco Home Finance, Ltd.	5,371	35,973
Sharda Cropchem, Ltd.	2,311	12,321
Shriram City Union Finance, Ltd.	2,480	66,405
Shriram Transport Finance Company, Ltd.	12,179	224,129
Sintex Plastics Technology, Ltd. (A)	15,484	4,472
Sobha, Ltd.	5,289	39,302
State Bank of India (A)	103,428	478,066
Steel Authority of India, Ltd. (A)	63,740	49,506
Strides Pharma Science, Ltd.	2,675	18,195
Sun Pharmaceutical Industries, Ltd.	62,022	428,180
Sunteck Realty, Ltd.	9,376	62,108
TAKE Solutions, Ltd.	7,707	16,670
Tamil Nadu Newsprint & Papers, Ltd.	8,715	25,855
Tata Chemicals, Ltd.	5,882	50,357
Tata Global Beverages, Ltd.	23,936	70,522
Tata Motors, Ltd. (A)	192,452	483,263
Tata Steel, Ltd.	45,303	340,336
Tech Mahindra, Ltd.	11,998	134,587
Techno Electric & Engineering Company, Ltd. (A)	7,407	28,308
The Anup Engineering, Ltd. (A)(D)	1,153	9,303
The Great Eastern Shipping Company, Ltd.	12,279	50,399
The Indian Hotels Company, Ltd.	17,197	38,215
The Jammu & Kashmir Bank, Ltd. (A)	55,678	42,751
The Karnataka Bank, Ltd.	6,493	12,529
The Karur Vysya Bank, Ltd.	24,026	24,757
The KCP, Ltd.	9,336	11,835
The South Indian Bank, Ltd.	134,442	31,839
TI Financial Holdings, Ltd.	7,575	53,705
Time Technoplast, Ltd.	29,797	44,194
Tourism Finance Corp. of India, Ltd.	1,588	2,713
Transport Corp. of India, Ltd.	3,182	15,008
Trident, Ltd.	17,105	17,642
Tube Investments of India, Ltd.	8,264	44,962
TV18 Broadcast, Ltd. (A)	95,709	48,899
Uflex, Ltd.	7,789	25,640
Unichem Laboratories, Ltd.	6,860	19,213
VA Tech Wabag, Ltd.	7,507	35,634
Vardhman Textiles, Ltd.	3,223	50,709
Vedanta, Ltd., ADR	72,140	761,798
Vodafone Idea, Ltd. (A)	244,218	63,240
Welspun Corp., Ltd.	14,025	27,657
Welspun Enterprises, Ltd.	9,451	14,573
Welspun India, Ltd.	12,315	10,571
Wipro, Ltd.	251,888	926,977
Wockhardt, Ltd. (A)	4,216	26,942
Yes Bank, Ltd.	158,610	627,201

		30,160,798
Indonesia – 2.5%
Adaro Energy Tbk PT	1,509,400	142,940
Alam Sutera Realty Tbk PT (A)	3,659,400	79,749
Aneka Tambang Tbk PT	541,506	33,744

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Asahimas Flat Glass Tbk PT	62,500	$24,140
Astra Agro Lestari Tbk PT	100,055	78,927
Astra Otoparts Tbk PT	267,700	29,232
Astrindo Nusantara Infrastructure Tbk PT (A)	8,664,700	30,389
Bakrie Telecom Tbk PT (A)	17,557,300	61,648
Bank Danamon Indonesia Tbk PT	688,594	450,200
Bank Mandiri Persero Tbk PT (A)	1,044,840	548,274
Bank Negara Indonesia Persero Tbk PT (A)	831,281	550,181
Bank Pan Indonesia Tbk PT (A)	966,897	97,662
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (A)	284,100	40,151
Bank Pembangunan Daerah Jawa Timur Tbk PT (A)	841,600	38,447
Bank Tabungan Negara Persero Tbk PT	376,361	64,709
Barito Pacific Tbk PT	1,126,800	284,293
Bekasi Fajar Industrial Estate Tbk PT	817,800	13,780
Berlian Laju Tanker Tbk PT (A)(D)	16,708,166	150,186
BISI International Tbk PT	564,400	56,907
Blue Bird Tbk PT	5,500	1,371
Bumi Serpong Damai Tbk PT (A)	499,400	49,388
Ciputra Development Tbk PT	3,400,144	239,203
Elnusa Tbk PT	742,600	18,765
Erajaya Swasembada Tbk PT	222,700	27,724
Gajah Tunggal Tbk PT (A)	721,700	35,246
Global Mediacom Tbk PT	2,570,400	63,230
Harum Energy Tbk PT	299,900	29,953
Indah Kiat Pulp & Paper Corp. Tbk PT	298,900	180,804
Indika Energy Tbk PT	225,300	28,957
Indo Tambangraya Megah Tbk PT	34,600	58,252
Indofood Sukses Makmur Tbk PT	434,100	194,470
Intiland Development Tbk PT (A)	1,795,100	44,106
Japfa Comfeed Indonesia Tbk PT	499,770	61,661
Jaya Real Property Tbk PT	215,500	9,007
Kawasan Industri Jababeka Tbk PT (A)	6,378,199	109,310
KMI Wire & Cable Tbk PT	743,100	17,336
Krakatau Steel Persero Tbk PT (A)	540,000	17,531
Lippo Karawaci Tbk PT	3,339,693	67,610
Malindo Feedmill Tbk PT	128,500	12,012
Medco Energi Internasional Tbk PT (A)	853,233	53,375
Media Nusantara Citra Tbk PT	718,600	37,914
Metrodata Electronics Tbk PT	233,100	18,022
MNC Investama Tbk PT (A)	12,659,200	72,928
Modernland Realty Tbk PT	3,297,400	57,923
Pabrik Kertas Tjiwi Kimia Tbk PT	28,200	21,851
Pan Brothers Tbk PT	1,302,200	50,288
Paninvest Tbk PT (A)	660,500	54,321
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	192,700	14,089
PP Persero Tbk PT	292,600	42,892
Salim Ivomas Pratama Tbk PT	1,429,500	44,192
Sampoerna Agro Tbk PT	331,700	55,840
Sentul City Tbk PT (A)	3,615,400	27,218
Siloam International Hospitals Tbk PT (A)	161,400	43,125
Solusi Bangun Indonesia Tbk PT (A)	247,768	35,845
Sri Rejeki Isman Tbk PT	1,260,900	29,964
Summarecon Agung Tbk PT	600,500	39,702
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	1,428,300	16,851
Timah Tbk PT	721,660	63,693
Tiphone Mobile Indonesia Tbk PT	773,100	41,821
Trias Sentosa Tbk PT (A)	1,792,200	46,671

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	$0
Tunas Baru Lampung Tbk PT	884,800	52,218
Tunas Ridean Tbk PT	865,400	70,803
United Tractors Tbk PT	177,100	337,053
Vale Indonesia Tbk PT (A)	224,100	53,463
Visi Media Asia Tbk PT (A)	2,030,800	23,135
Waskita Beton Precast Tbk PT	1,406,800	39,793
Waskita Karya Persero Tbk PT	533,700	74,609
Wijaya Karya Beton Tbk PT	1,074,000	46,833
Wijaya Karya Persero Tbk PT	349,400	53,166
XL Axiata Tbk PT (A)	280,100	53,174

		5,714,267
Malaysia – 3.1%
AFFIN Bank BHD	221,474	119,491
AirAsia Group BHD	217,600	142,035
Alliance Bank Malaysia BHD	341,200	342,281
AMMB Holdings BHD	365,362	408,553
Batu Kawan BHD	3,100	12,896
Berjaya Assets BHD (A)	77,400	5,888
Berjaya Corp. BHD (A)	422,593	27,988
Berjaya Land BHD (A)	244,400	14,988
BIMB Holdings BHD	24,400	25,770
Borneo Oil BHD (A)	234,100	2,291
Boustead Holdings BHD	229,588	71,500
Boustead Plantations BHD	144,840	26,977
CIMB Group Holdings BHD	561,918	710,076
Coastal Contracts BHD (A)	86,000	22,346
Cypark Resources BHD	52,800	21,882
DRB-Hicom BHD	55,600	25,945
Eastern & Oriental BHD (A)	173,037	38,425
Eco World Development Group BHD (A)	261,500	59,640
Ekovest BHD (C)	146,600	17,829
FGV Holdings BHD (A)	198,000	57,288
Gamuda BHD	18,600	13,159
Genting BHD	204,300	332,720
Glomac BHD	106,040	9,625
HAP Seng Consolidated BHD	33,620	81,539
Hap Seng Plantations Holdings BHD	76,300	32,680
Hengyuan Refining Company BHD (A)	28,800	41,149
HeveaBoard BHD	105,300	16,532
Hiap Teck Venture BHD	368,000	23,963
Hong Leong Financial Group BHD	56,699	266,515
IGB BHD	94,435	61,304
IJM Corp. BHD	576,860	314,345
Insas BHD	191,469	35,750
IOI Properties Group BHD	355,675	115,126
Jaya Tiasa Holdings BHD	58,826	7,778
Keck Seng Malaysia BHD	69,600	79,931
Kenanga Investment Bank BHD	233,945	31,037
Kian JOO CAN Factory BHD	153,700	116,808
KSL Holdings BHD (A)	213,800	48,756
Kumpulan Fima BHD	2,300	936
Land & General BHD	814,920	30,025
LBS Bina Group BHD	206,900	32,215
Magnum BHD	147,000	85,783
Mah Sing Group BHD	393,200	89,686
Malayan Banking BHD	138,984	315,817
Malayan Flour Mills BHD	198,450	36,984
Malaysia Building Society BHD	164,486	38,555
Malaysian Resources Corp. BHD	202,400	43,997
Matrix Concepts Holdings BHD	17,400	8,062
Media Prima BHD (A)	113,800	13,415
Mega First Corp. BHD	73,700	69,571
MISC BHD	106,200	174,321

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
MKH BHD	97,630	$30,881
MMC Corp. BHD (C)	68,600	16,662
MNRB Holdings BHD (A)	36,000	9,103
Mudajaya Group BHD (A)	95,139	8,169
Muhibbah Engineering (M) BHD	99,700	71,607
Mulpha International BHD (A)	73,710	43,380
Oriental Holdings BHD	96,420	152,161
OSK Holdings BHD	310,897	71,270
Petron Malaysia Refining & Marketing BHD	19,300	31,272
PPB Group BHD	27,700	124,273
RHB Bank BHD	116,789	163,267
Sapura Energy BHD (A)(C)	2,099,700	171,885
Sarawak Oil Palms BHD	73,985	44,797
Selangor Properties BHD (A)	24,000	36,741
Shangri-La Hotels Malaysia BHD	40,400	55,071
Sime Darby BHD	238,200	130,228
Sime Darby Property BHD	38,200	10,397
SP Setia BHD Group	90,325	50,291
Sumatec Resources BHD (A)	915,000	1,128
Sunway BHD	337,622	139,004
Ta Ann Holdings BHD	50,348	29,629
TA Enterprise BHD	379,700	57,683
TA Global BHD	456,900	28,016
Tan Chong Motor Holdings BHD	42,500	15,726
TIME dotCom BHD	18,100	38,578
Tropicana Corp. BHD	203,040	43,045
UEM Edgenta BHD	42,600	29,030
UEM Sunrise BHD	434,200	87,383
United Malacca BHD	68,300	91,039
UOA Development BHD	270,200	142,480
Vivocom International Holdings BHD (A)	1,011,666	4,926
Wah Seong Corp. BHD (A)	1,700	323
WCT Holdings BHD	186,914	38,076
YNH Property BHD	131,119	38,259
YTL Corp. BHD	1,290,914	335,401

		7,063,354
Mexico – 3.4%
ALEATICA SAB de CV	16,588	18,032
Alfa SAB de CV, Class A	480,315	510,498
Arca Continental SAB de CV	6,806	37,915
Banco del Bajio SA (B)	27,044	53,711
Banco Santander Mexico SA, B Shares	272,104	371,632
Cemex SAB de CV (A)(C)	481,043	224,533
Coca-Cola Femsa SAB de CV, Series L	11,881	78,538
Consorcio ARA SAB de CV	46,418	11,885
Corp. Actinver SAB de CV	16,024	10,650
Credito Real SAB de CV	56,038	63,226
El Puerto de Liverpool SAB de CV, Series C1 (C)	13,794	87,482
Genomma Lab Internacional SAB de CV, Class B (A)	52,565	37,968
Gentera SAB de CV	115,192	89,553
Grupo Aeromexico SAB de CV (A)	36,410	37,891
Grupo Carso SAB de CV, Series A1	86,206	338,824
Grupo Cementos de Chihuahua SAB de CV	5,665	31,214
Grupo Comercial Chedraui SA de CV	125,537	244,474
Grupo Elektra SAB de CV	4,914	265,677
Grupo Famsa SAB de CV, Class A (A)	38,394	13,431
Grupo Financiero Banorte SAB de CV, Series O	136,524	741,693
Grupo Financiero Inbursa SAB de CV, Series O	254,354	352,369

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Herdez SAB de CV	12,988	$28,927
Grupo Industrial Saltillo SAB de CV	66,152	72,592
Grupo KUO SAB de CV, Series B	140,698	324,739
Grupo Mexico SAB de CV, Series B (C)	758,155	2,075,623
Grupo Pochteca SAB de CV (A)	11,500	3,881
Grupo Sanborns SAB de CV	167,391	161,266
Grupo Sports World SAB de CV (A)	9,300	9,477
Industrias Bachoco SAB de CV, Series B	11,048	42,444
Industrias CH SAB de CV, Series B (A)	56,177	249,306
Industrias Penoles SAB de CV	12,262	153,023
Minera Frisco SAB de CV, Series A1 (A)	136,529	31,090
Nemak SAB de CV (B)(C)	152,268	88,096
Organizacion Cultiba SAB de CV (A)	81,218	73,225
Organizacion Soriana SAB de CV, Series B (A)(C)	565,621	655,657
Promotora y Operadora de Infraestructura SAB de CV, L Shares	7,248	45,556
TV Azteca SAB de CV	430,401	46,343
Unifin Financiera SAB de CV (C)	21,575	46,495
Vitro SAB de CV, Series A	43,997	113,312

		7,842,248
Philippines – 2.0%
8990 Holdings, Inc.	151,300	37,019
Alliance Global Group, Inc.	657,000	202,328
Bank of the Philippine Islands	42,830	68,746
BDO Unibank, Inc.	190,647	486,616
Cebu Air, Inc.	73,830	116,707
China Banking Corp.	75,528	38,597
Cosco Capital, Inc.	467,000	68,055
East West Banking Corp. (A)	118,100	27,345
EEI Corp. (A)	43,000	7,537
Empire East Land Holdings, Inc. (A)	994,000	9,472
Filinvest Development Corp.	119,475	34,306
Filinvest Land, Inc.	3,210,500	92,935
First Philippine Holdings Corp.	68,590	103,506
Global Ferronickel Holdings, Inc. (A)	283,424	8,367
GT Capital Holdings, Inc.	4,277	75,928
International Container Terminal Services, Inc.	12,510	31,144
JG Summit Holdings, Inc.	745,280	901,565
Lopez Holdings Corp.	424,600	42,464
LT Group, Inc.	159,800	49,039
Megaworld Corp.	1,589,700	175,610
Metropolitan Bank & Trust Company	73,646	112,171
Nickel Asia Corp.	533,320	25,280
Petron Corp.	750,700	92,752
Philex Mining Corp.	161,300	10,536
Philippine National Bank (A)	76,640	83,192
Philtown Properties, Inc. (A)(D)	3,844	113
Phoenix Petroleum Philippines, Inc.	146,300	34,057
Premium Leisure Corp.	815,000	13,198
RFM Corp.	266,000	24,204
Rizal Commercial Banking Corp.	220,403	112,041
Robinsons Land Corp.	597,768	279,088
Robinsons Retail Holdings, Inc.	8,570	12,895
San Miguel Corp.	126,540	419,595
Security Bank Corp.	15,410	50,766
Top Frontier Investment Holdings, Inc. (A)	63,774	317,800
Travellers International Hotel Group, Inc. (A)	120,800	12,978
Union Bank of the Philippines	162,180	187,854
Vista Land & Lifescapes, Inc.	983,900	135,477

		4,501,283

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland – 1.1%
Alior Bank SA (A)	3,289	$51,244
Amica SA	769	29,232
Asseco Poland SA	18,925	255,995
Bank Millennium SA (A)	34,530	80,462
Boryszew SA (A)	12,781	15,147
Cyfrowy Polsat SA	11,294	75,561
Enea SA (A)	24,198	55,159
Firma Oponiarska Debica SA	1,142	25,338
Grupa Azoty SA	6,080	65,095
Grupa Kety SA	143	12,018
Grupa Lotos SA	15,765	342,495
Impexmetal SA (A)	17,409	17,861
Jastrzebska Spolka Weglowa SA (A)	1,960	31,165
KGHM Polska Miedz SA (A)	10,646	296,784
LC Corp. SA	99,357	69,144
Lubelski Wegiel Bogdanka SA (A)	2,164	26,783
mBank SA	756	83,731
Netia SA (A)	32,614	43,197
PGE Polska Grupa Energetyczna SA (A)	40,880	105,909
PKP Cargo SA (A)	5,709	69,640
Polnord SA (A)	3,370	6,849
Polski Koncern Naftowy ORLEN SA	19,488	496,054
Powszechna Kasa Oszczednosci Bank Polski SA	6,247	62,809
Stalexport Autostrady SA	15,820	16,588
Stalprodukt SA	410	35,477
Tauron Polska Energia SA (A)	71,299	37,603
VRG SA (A)	34,797	38,976

		2,446,316
Russia – 2.3%
Gazprom PJSC, ADR	268,008	1,210,790
LUKOIL PJSC, ADR	41,714	3,740,297
Magnitogorsk Iron & Steel Works PJSC, GDR	6,739	60,508
RusHydro PJSC, ADR	93,887	67,134
VTB Bank PJSC, GDR	86,297	98,658

		5,177,387
Singapore – 0.0%
Grindrod Shipping Holdings, Ltd. (A)	2,852	14,329
Pacc Offshore Services Holdings, Ltd. (A)	31,198	4,035

		18,364
South Africa – 6.9%
Absa Group, Ltd.	112,543	1,191,029
Adcorp Holdings, Ltd. (A)	35,300	46,806
AECI, Ltd.	40,051	266,112
African Oxygen, Ltd.	7,992	13,316
African Rainbow Minerals, Ltd.	18,216	214,062
Alexander Forbes Group Holdings, Ltd.	189,709	66,695
Alviva Holdings, Ltd.	60,885	71,171
AngloGold Ashanti, Ltd. (C)	88,129	1,158,738
ArcelorMittal South Africa, Ltd. (A)	70,042	16,380
Ascendis Health, Ltd. (A)	19,735	4,786
Aspen Pharmacare Holdings, Ltd.	28,458	183,820
Assore, Ltd.	6,843	176,991
Aveng, Ltd. (A)	2,832,517	5,924
Balwin Properties, Ltd.	6,271	1,123
Barloworld, Ltd.	22,158	196,279
Blue Label Telecoms, Ltd. (A)	44,582	11,563
Caxton and CTP Publishers & Printers, Ltd.	101,886	57,555
Clover Industries, Ltd.	43,728	71,526
DataTec, Ltd. (A)	66,322	153,645
DRDGOLD, Ltd. (A)	89,801	18,184

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
EOH Holdings, Ltd. (A)	35,265	$25,484
Exxaro Resources, Ltd.	15,767	179,315
Gold Fields, Ltd., ADR	244,641	912,511
Grindrod, Ltd.	114,082	60,736
Hudaco Industries, Ltd.	10,331	93,283
Hulamin, Ltd.	112,965	36,033
Imperial Logistics, Ltd. (C)	41,649	173,365
Investec, Ltd.	49,845	291,852
Invicta Holdings, Ltd.	2,127	4,083
KAP Industrial Holdings, Ltd.	552,780	269,929
Lewis Group, Ltd.	23,713	51,186
Liberty Holdings, Ltd.	18,643	130,993
Long4Life, Ltd.	31,563	10,007
Merafe Resources, Ltd. (C)	617,120	61,289
Metair Investments, Ltd.	62,185	99,497
MMI Holdings, Ltd.	162,536	187,403
Mpact, Ltd.	61,349	103,404
MTN Group, Ltd. (C)	217,876	1,341,108
Murray & Roberts Holdings, Ltd.	233,005	230,561
Nampak, Ltd. (A)	256,121	198,029
Nedbank Group, Ltd.	41,821	730,886
Novus Holdings, Ltd.	30,686	8,938
Old Mutual, Ltd.	12,888	19,556
Omnia Holdings, Ltd.	25,846	91,067
Peregrine Holdings, Ltd.	27,974	36,463
PPC, Ltd. (A)	425,143	138,399
Raubex Group, Ltd.	33,663	46,915
RCL Foods, Ltd.	35,643	33,405
Reunert, Ltd.	22,587	110,974
Sappi, Ltd.	61,862	285,959
Sasol, Ltd.	57,341	1,787,927
Sibanye Gold, Ltd. (A)	633,808	678,140
Standard Bank Group, Ltd.	180,006	2,321,892
Steinhoff International Holdings NV (A)(C)	999,171	130,972
Super Group, Ltd. (A)	138,830	319,707
Telkom SA SOC, Ltd.	64,700	328,595
Tongaat Hulett, Ltd.	15,397	22,982
Trencor, Ltd.	56,829	105,079
Tsogo Sun Holdings, Ltd.	91,928	123,288
Wilson Bayly Holmes-Ovcon, Ltd.	12,124	89,889

		15,796,806
South Korea – 16.3%
AJ Networks Company, Ltd.	2,832	11,987
AK Holdings, Inc.	743	33,368
ASIA Holdings Company, Ltd.	241	26,961
Asiana Airlines, Inc. (A)	13,913	43,087
BNK Financial Group, Inc.	29,185	171,852
Bookook Securities Company, Ltd.	501	9,185
Busan City Gas Company, Ltd.	58	2,028
Byucksan Corp.	18,769	48,431
Chongkundang Holdings Corp.	860	51,901
Chosun Refractories Company, Ltd.	643	46,828
CJ CheilJedang Corp.	906	257,961
CJ Corp.	1,898	208,461
CJ Hello Company, Ltd.	3,836	31,317
Cosmax BTI, Inc.	798	17,064
Dae Han Flour Mills Company, Ltd.	344	57,533
Daegu Department Store	1,787	12,232
Daehan Steel Company, Ltd.	3,888	19,755
Daelim Industrial Company, Ltd.	2,619	222,447
Daesang Corp.	2,513	62,804
Daesang Holdings Company, Ltd.	6,371	49,519
Daewon San Up Company, Ltd.	5,336	28,502

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daewoo Engineering & Construction Company, Ltd. (A)	17,971	$80,565
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	62,558
Daishin Securities Company, Ltd.	3,901	37,888
Daou Data Corp.	3,288	28,216
Daou Technology, Inc.	3,359	62,691
DB Financial Investment Company, Ltd.	10,502	44,593
DB HiTek Company, Ltd.	3,339	36,855
DGB Financial Group, Inc.	17,640	127,070
Dong A Eltek Company, Ltd.	3,101	24,036
Dong-Ah Geological Engineering Company, Ltd.	910	13,942
Dong-Il Corp.	760	54,307
Dongil Industries Company, Ltd.	859	42,855
Dongkuk Industries Company, Ltd.	14,391	34,253
Dongkuk Steel Mill Company, Ltd. (A)	6,404	41,715
Dongwha Enterprise Company, Ltd.	1,328	21,544
Dongwon Development Company, Ltd.	13,035	48,560
Dongwon Industries Company, Ltd.	176	36,194
Doosan Bobcat, Inc.	355	9,673
Doosan Corp.	365	29,812
Doosan Heavy Industries & Construction Company, Ltd. (A)	8,813	52,072
Doosan Infracore Company, Ltd. (A)(C)	56,623	352,474
DTR Automotive Corp.	1,591	47,326
e Tec E&C, Ltd.	188	14,728
Eagon Holdings Company, Ltd.	11,259	31,562
Easy Bio, Inc.	7,919	48,096
E-MART, Inc.	2,274	344,973
Eugene Corp.	6,888	40,472
Eugene Investment & Securities Company, Ltd.	11,471	25,031
Eusu Holdings Company, Ltd. (A)	4,835	33,784
GS Engineering & Construction Corp.	3,891	146,395
GS Global Corp.	7,813	17,629
GS Holdings Corp.	6,964	324,370
Gwangju Shinsegae Company, Ltd.	152	24,786
Halla Holdings Corp.	1,446	51,891
Hana Financial Group, Inc.	47,139	1,513,537
Hanil Cement Company, Ltd.	609	77,729
Hanil Holdings Company, Ltd.	595	28,687
Hanjin Kal Corp.	2,655	60,227
Hankook Tire Company, Ltd.	9,820	324,051
Hanshin Construction Company, Ltd.	2,652	44,125
Hansol Holdings Company, Ltd. (A)	5,139	19,843
Hansol Paper Company, Ltd.	2,920	37,998
Hanwha Aerospace Company, Ltd. (A)	2,248	68,244
Hanwha Chemical Corp.	11,907	219,947
Hanwha Corp.	5,442	146,096
Hanwha General Insurance Company, Ltd.	5,427	24,748
Hanwha Investment & Securities Company, Ltd. (A)	15,071	29,018
Hanwha Life Insurance Company, Ltd.	43,282	152,682
Harim Holdings Company, Ltd.	999	10,223
HDC Holdings Company, Ltd.	15,766	263,921
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	6,321	27,258
Hite Jinro Company, Ltd.	3,973	64,833
Huvis Corp.	3,715	26,147
Hyundai BNG Steel Company, Ltd.	3,816	35,260
Hyundai Construction Equipment Company, Ltd.	4,324	182,154
Hyundai Corp. Holdings, Inc.	1,811	22,649

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Department Store Company, Ltd.	1,430	$127,461
Hyundai Electric & Energy System Company, Ltd. (A)	4,468	98,213
Hyundai Engineering & Construction Company, Ltd.	5,041	237,624
Hyundai Greenfood Company, Ltd.	5,234	65,970
Hyundai Heavy Industries Company, Ltd. (A)	3,823	401,643
Hyundai Heavy Industries Holdings Company, Ltd.	1,124	330,063
Hyundai Home Shopping Network Corp.	652	62,621
Hyundai Hy Communications & Network Company, Ltd.	8,894	32,962
Hyundai Marine & Fire Insurance Company, Ltd.	3,209	107,229
Hyundai Mipo Dockyard Company, Ltd.	3,528	183,069
Hyundai Mobis Company, Ltd.	5,207	957,538
Hyundai Motor Company	22,546	2,377,184
Hyundai Motor Securities Company, Ltd.	5,956	49,514
Hyundai Steel Company	12,629	500,765
iMarketKorea, Inc.	4,402	37,336
Industrial Bank of Korea	37,892	469,172
Iones Company, Ltd. (A)	2,017	14,217
IS Dongseo Company, Ltd.	1,325	36,708
JB Financial Group Company, Ltd.	80,173	394,095
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc.	21,273	787,147
KB Financial Group, Inc., ADR	43,651	1,617,706
KC Company, Ltd.	3,208	44,453
KCC Corp.	413	116,013
KG Chemical Corp.	1,543	20,133
KG Eco Technology Service Company, Ltd.	13,709	46,848
Kia Motors Corp.	32,179	1,002,865
KISCO Corp.	4,131	21,872
KISCO Holdings Company, Ltd.	2,512	29,785
KISWIRE, Ltd.	1,351	29,519
KIWOOM Securities Company, Ltd.	1,432	102,541
Kolon Corp.	898	26,640
Kolon Industries, Inc.	2,219	99,110
Korea Asset In Trust Company, Ltd.	8,238	30,362
Korea Autoglass Corp.	1,720	24,415
Korea Electric Terminal Company, Ltd.	852	46,153
Korea Investment Holdings Company, Ltd.	5,678	311,335
Korea Line Corp. (A)	2,569	47,987
Korea Petrochemical Industrial Company, Ltd.	441	61,142
Korean Air Lines Company, Ltd.	5,950	167,296
Korean Reinsurance Company	12,440	100,408
Kortek Corp.	1,806	24,616
KPX Chemical Company, Ltd.	933	45,117
KSS LINE, Ltd.	5,242	33,108
KT Skylife Company, Ltd.	1,768	18,391
KTB Investment & Securities Company, Ltd. (A)	8,806	23,099
Kukdo Chemical Company, Ltd.	308	13,042
Kumho Tire Company, Inc. (A)	7,054	27,167
Kyeryong Construction Industrial Company, Ltd.	1,547	33,017
Kyungbang Company, Ltd.	5,320	47,164
LF Corp.	2,312	50,986
LG Corp.	9,914	677,226
LG Display Company, Ltd., ADR (C)	130,913	1,132,397

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
LG Electronics, Inc.	16,188	$1,073,380
LG Hausys, Ltd.	659	35,279
LG International Corp.	2,902	41,114
Lotte Chemical Corp.	2,605	668,334
Lotte Chilsung Beverage Company, Ltd.	55	85,828
Lotte Corp.	1,347	58,711
LOTTE Fine Chemical Company, Ltd.	2,337	91,026
LOTTE Himart Company, Ltd.	1,006	45,435
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	13,172
Lotte Shopping Company, Ltd.	837	131,436
LS Corp.	1,793	82,781
Meritz Financial Group, Inc.	3,743	46,858
Meritz Securities Company, Ltd.	38,783	167,050
Mi Chang Oil Industrial Company, Ltd.	546	37,773
Mirae Asset Daewoo Company, Ltd.	38,700	250,569
Mirae Asset Life Insurance Company, Ltd.	30,202	136,841
MK Electron Company, Ltd.	5,670	41,807
Moorim Paper Company, Ltd.	9,074	25,848
Muhak Company, Ltd.	2,080	23,376
Namyang Dairy Products Company, Ltd.	58	31,309
Nexen Corp.	9,530	52,092
Nexen Tire Corp.	6,465	56,528
NH Investment & Securities Company, Ltd.	17,050	202,590
NHN Entertainment Corp. (A)	760	59,355
Nong Shim Holdings Company, Ltd.	545	41,331
NongShim Company, Ltd.	255	69,436
NOROO Paint & Coatings Company, Ltd.	3,102	21,565
NS Shopping Company, Ltd.	1,078	11,263
OCI Company, Ltd.	2,222	182,374
Orange Life Insurance, Ltd. (B)	2,021	64,153
Orion Holdings Corp.	1,820	29,786
Pan Ocean Company, Ltd. (A)	26,446	95,989
Poonglim Industrial Company, Ltd. (A)(D)	189	14
Poongsan Corp.	2,423	61,778
Poongsan Holdings Corp.	1,404	50,215
POSCO	12,499	2,791,025
Posco International Corp.	5,969	93,571
Pulmuone Company, Ltd.	241	20,786
S&T Dynamics Company, Ltd.	2,942	19,066
S&T Holdings Company, Ltd.	3,981	45,814
S&T Motiv Company, Ltd.	1,532	52,152
Sajo Industries Company, Ltd.	611	28,604
Sambo Motors Company, Ltd.	2,520	15,960
Samho Development Company, Ltd.	4,213	18,995
SAMHWA Paints Industrial Company, Ltd.	4,550	24,035
Sammok S-Form Company, Ltd.	1,315	16,414
Samsung C&T Corp.	5,166	487,799
Samsung Card Company, Ltd.	3,308	100,241
Samsung Heavy Industries Company, Ltd. (A)	32,261	235,243
Samsung Life Insurance Company, Ltd.	9,411	697,523
Samsung Securities Company, Ltd.	6,247	183,794
SAMT Company, Ltd.	11,604	17,304
Samyang Corp.	258	13,784
Samyang Holdings Corp.	535	38,917
SAVEZONE I&C CORP.	6,270	21,671
SeAH Holdings Corp.	204	16,951
Sebang Company, Ltd.	1,153	14,028
Sebang Global Battery Company, Ltd.	921	37,481

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SFA Semicon Company, Ltd. (A)	17,820	$24,374
Shindaeyang Paper Company, Ltd.	267	20,487
Shinhan Financial Group Company, Ltd., ADR (C)	93,103	3,458,776
Shinsegae Engineering & Construction Company, Ltd.	621	16,275
Shinsegae, Inc.	672	200,337
Shinyoung Securities Company, Ltd. (A)	970	49,197
Silla Company, Ltd.	1,581	19,793
SIMMTECH Company, Ltd.	2,347	14,073
Sindoh Company, Ltd.	1,086	44,717
SK Discovery Company, Ltd.	1,994	46,606
SK Gas, Ltd.	598	48,177
SK Innovation Company, Ltd.	10,367	1,639,994
SK Networks Company, Ltd.	21,423	114,368
SKC Company, Ltd.	2,315	73,912
SL Corp.	2,533	49,153
Sun Kwang Company, Ltd.	1,162	17,674
Sungshin Cement Company, Ltd.	3,637	35,950
Sunjin Company, Ltd.	2,276	23,997
Taekwang Industrial Company, Ltd.	102	145,267
Taeyoung Engineering & Construction Company, Ltd.	4,240	46,445
The LEADCORP, Inc.	7,284	37,788
Tongyang Life Insurance Company, Ltd.	7,644	30,981
Tovis Company, Ltd.	1,305	7,938
TS Corp.	1,935	36,258
Unid Company, Ltd.	746	32,543
Wonik Holdings Company, Ltd. (A)	5,948	25,424
Woongjin Thinkbig Company, Ltd. (A)	14,098	36,114
Woori Financial Group, Inc.	90,830	1,100,267
Yong Pyong Resort Company, Ltd.	5,575	38,401
Youlchon Chemical Company, Ltd.	1,237	14,128
Young Poong Corp.	21	14,813
Youngone Corp.	894	25,691
Youngone Holdings Company, Ltd.	920	51,926
Yuanta Securities Korea Company, Ltd. (A)	11,703	31,901
Zeus Company, Ltd.	1,798	22,840

		37,202,099
Taiwan – 15.7%
Acer, Inc.	148,452	95,431
ACES Electronic Company, Ltd.	54,000	44,063
Advanced International Multitech Company, Ltd.	21,000	27,014
Advancetek Enterprise Company, Ltd.	57,186	28,687
AGV Products Corp. (A)	87,716	20,614
Allis Electric Company, Ltd.	70,000	34,831
Apacer Technology, Inc.	11,000	12,222
APCB, Inc.	37,000	34,289
Asia Cement Corp.	265,805	346,291
Asia Polymer Corp.	75,253	34,472
Asia Tech Image, Inc.	20,000	30,856
Asia Vital Components Company, Ltd.	48,328	53,748
Asustek Computer, Inc.	51,000	369,563
AU Optronics Corp., ADR (C)	204,040	742,709
Audix Corp.	31,000	39,295
AVY Precision Technology, Inc.	23,392	26,776
BES Engineering Corp.	370,700	97,059
Capital Securities Corp.	689,403	214,918
Carnival Industrial Corp. (A)	47,000	8,910
Catcher Technology Company, Ltd.	21,000	162,230
Cathay Financial Holding Company, Ltd.	1,362,000	1,989,515
Cathay Real Estate Development Company, Ltd.	54,400	42,567

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Central Reinsurance Company, Ltd.	31,500	$18,196
Champion Building Materials Company, Ltd. (A)	120,132	27,035
Chang Hwa Commercial Bank, Ltd.	1,509,642	904,337
CHC Healthcare Group	29,000	32,956
Chen Full International Company, Ltd.	42,000	53,119
Cheng Loong Corp.	68,320	45,541
Cheng Uei Precision Industry Company, Ltd.	56,629	72,186
Chien Kuo Construction Company, Ltd.	72,000	24,196
Chilisin Electronics Corp.	10,000	29,244
China Airlines, Ltd.	264,910	84,829
China Bills Finance Corp.	275,000	130,776
China Development Financial Holding Corp.	911,208	304,990
China Life Insurance Company, Ltd.	231,000	196,229
China Man-Made Fiber Corp.	161,082	52,390
China Metal Products Company, Ltd.	42,513	51,635
China Motor Corp.	131,125	121,343
China Petrochemical Development Corp. (A)	262,550	103,299
China Steel Corp.	2,263,180	1,858,905
China Wire & Cable Company, Ltd.	26,380	18,721
Chin-Poon Industrial Company, Ltd.	43,571	53,925
ChipMOS Technologies, Inc.	33,938	28,910
Chun YU Works & Company, Ltd.	79,000	60,010
Chun Yuan Steel	234,874	80,019
Chung Hung Steel Corp. (A)	625	232
Chung Hwa Pulp Corp.	213,977	68,101
Chung-Hsin Electric & Machinery Manufacturing Corp.	75,500	50,626
Chunghwa Picture Tubes, Ltd. (A)	1,622,429	21,707
Compal Electronics, Inc.	416,000	258,884
Compeq Manufacturing Company, Ltd.	111,000	85,602
Continental Holdings Corp.	99,050	50,832
Coretronic Corp.	36,000	56,771
Coxon Precise Industrial Company, Ltd. (A)	23,000	14,243
Creative Sensor, Inc.	45,000	32,526
CTBC Financial Holding Company, Ltd.	1,660,348	1,102,613
DA CIN Construction Company, Ltd.	20,000	14,097
Delpha Construction Company, Ltd.	26,261	13,597
Depo Auto Parts Industrial Company, Ltd.	21,000	46,524
Dynamic Electronics Company, Ltd. (A)	159,762	51,900
E Ink Holdings, Inc.	150,000	168,101
E.Sun Financial Holding Company, Ltd.	497,289	383,750
Edom Technology Company, Ltd.	34,000	15,535
Elite Semiconductor Memory Technology, Inc.	35,000	35,918
Elitegroup Computer Systems Company, Ltd. (A)	65,104	25,726
EnTie Commercial Bank Company, Ltd.	103,000	45,123
Epistar Corp.	119,312	96,354
Eva Airways Corp.	229,389	112,476
Everest Textile Company, Ltd. (A)(C)	155,162	57,451
Evergreen International Storage & Transport Corp.	85,600	37,385
Evergreen Marine Corp. Taiwan, Ltd.	451,637	175,402
Everlight Chemical Industrial Corp.	103,250	57,339
Everlight Electronics Company, Ltd.	162,000	164,511
Excelsior Medical Company, Ltd.	31,695	50,946
Far Eastern Department Stores, Ltd.	349,720	186,236
Far Eastern International Bank	750,712	273,045
Far Eastern New Century Corp.	344,249	340,806

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Farglory Land Development Company, Ltd.	44,530	$54,233
Federal Corp. (A)	158,847	57,242
First Financial Holding Company, Ltd.	1,022,972	700,614
First Steamship Company, Ltd. (A)	128,807	51,096
Formosa Advanced Technologies Company, Ltd.	25,000	28,754
Formosa Laboratories, Inc.	27,257	37,526
Formosa Taffeta Company, Ltd.	67,000	80,084
Formosan Rubber Group, Inc.	52,020	29,229
Formosan Union Chemical	144,013	66,654
Founding Construction & Development Company, Ltd.	81,566	43,301
Foxconn Technology Company, Ltd.	70,626	141,163
Froch Enterprise Company, Ltd.	33,060	15,319
Fubon Financial Holding Company, Ltd.	1,410,417	2,108,415
Fulgent Sun International Holding Company, Ltd.	22,676	49,593
Fwusow Industry Company, Ltd.	55,995	33,436
G Shank Enterprise Company, Ltd.	40,535	30,921
Giantplus Technology Company, Ltd.	98,000	34,710
Gigabyte Technology Company, Ltd.	64,000	102,247
Global Brands Manufacture, Ltd.	40,806	17,383
Global Lighting Technologies, Inc.	25,000	26,978
Globe Union Industrial Corp.	80,750	45,112
Gloria Material Technology Corp.	134,684	92,744
Goldsun Building Materials Company, Ltd.	188,714	52,452
Grand Pacific Petrochemical	77,000	60,036
Great China Metal Industry	33,000	26,506
Great Wall Enterprise Company, Ltd.	73,338	84,062
Hannstar Board Corp.	36,759	31,324
HannStar Display Corp.	320,842	71,134
HannsTouch Solution, Inc. (A)	76,000	26,432
Hey Song Corp.	116,000	119,693
Ho Tung Chemical Corp.	233,399	50,535
Hocheng Corp.	44,500	11,484
Hon Hai Precision Industry Company, Ltd.	794,448	1,898,663
Hong Pu Real Estate Development Company, Ltd.	81,000	53,526
Hong YI Fiber Industry Company	67,000	44,060
Hsing TA Cement Company, Ltd.	38,000	17,650
HUA ENG Wire & Cable Company, Ltd.	117,000	35,183
Hua Nan Financial Holdings Company, Ltd.	707,842	445,814
Huaku Development Company, Ltd.	90,000	216,326
Innolux Corp.	979,561	318,459
International CSRC Investment Holdings Company	110,074	149,593
Jarllytec Company, Ltd.	23,000	53,038
Jih Sun Financial Holdings Company, Ltd.	594,083	183,532
Jinli Group Holdings, Ltd.	59,840	33,353
Johnson Health Tech Company, Ltd.	28,000	37,314
K Laser Technology, Inc.	26,214	11,367
King Yuan Electronics Company, Ltd.	275,796	235,524
King’s Town Bank Company, Ltd. (C)	224,000	232,844
King’s Town Construction Company, Ltd.	7,300	6,766
Kinpo Electronics, Inc.	183,269	67,596
Kinsus Interconnect Technology Corp.	22,000	32,296
Kwong Fong Industries Corp.	20,878	10,374
L&K Engineering Company, Ltd.	56,000	52,543
Lealea Enterprise Company, Ltd.	132,124	43,787

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Lextar Electronics Corp. (A)	42,000	$22,395
Li Peng Enterprise Company, Ltd. (A)	206,030	51,940
Lida Holdings, Ltd.	11,000	20,923
Lingsen Precision Industries, Ltd.	139,481	43,441
Long Chen Paper Company, Ltd.	129,928	71,988
Macronix International (C)	129,000	87,822
Mega Financial Holding Company, Ltd.	1,134,472	1,033,523
Mercuries & Associates Holding, Ltd.	100,469	58,573
Mercuries Life Insurance Company, Ltd. (A)	116,998	42,964
Mitac Holdings Corp.	243,488	249,746
MPI Corp.	27,000	61,855
Nanya Technology Corp.	129,000	257,989
Nien Hsing Textile Company, Ltd.	62,310	57,385
Nishoku Technology, Inc.	7,800	13,985
OptoTech Corp.	80,517	62,242
Pacific Construction Company	38,289	14,415
Pan-International Industrial Corp.	44,481	33,929
Paragon Technologies Company, Ltd. (A)	3,904	2,417
Pegatron Corp.	239,660	415,586
Pou Chen Corp.	257,348	313,938
President Securities Corp.	308,845	139,951
Prince Housing & Development Corp.	445,555	167,819
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	138,280	88,779
Qualipoly Chemical Corp.	44,448	41,961
Quanta Storage, Inc.	19,000	25,695
Quintain Steel Company, Ltd.	53,200	14,109
Radium Life Tech Company, Ltd. (A)	64,335	31,070
Ruentex Development Company, Ltd.	44,562	67,473
Ruentex Industries, Ltd.	33,000	86,776
Sampo Corp.	105,470	56,347
San Far Property, Ltd.	59,125	29,161
Sesoda Corp.	37,842	31,646
Shan-Loong Transportation Company, Ltd.	34,000	33,430
Sheng Yu Steel Company, Ltd.	59,000	37,529
ShenMao Technology, Inc.	8,000	5,200
Shihlin Electric & Engineering Corp.	21,000	28,630
Shin Kong Financial Holding Company, Ltd.	3,091,592	912,079
Shin Zu Shing Company, Ltd.	4,000	14,240
Shining Building Business Company, Ltd. (A)	54,573	18,621
Shinkong Insurance Company, Ltd.	34,000	43,030
Shinkong Synthetic Fibers Corp.	132,239	59,952
Sigurd Microelectronics Corp.	46,293	45,312
Sinher Technology, Inc.	8,000	13,718
Sinon Corp.	108,650	64,201
SinoPac Financial Holdings Company, Ltd.	2,140,931	792,947
Sirtec International Company, Ltd.	44,800	35,739
Siward Crystal Technology Company, Ltd.	67,213	43,465
Southeast Cement Company, Ltd.	35,000	18,690
Sunplus Technology Company, Ltd.	114,000	49,665
Sunrex Technology Corp.	38,678	23,496
Sunspring Metal Corp.	26,000	27,963
Sweeten Real Estate Development Company, Ltd.	34,973	31,192
Ta Ya Electric Wire & Cable	86,436	31,204
Taichung Commercial Bank
Company, Ltd.	772,165	285,783
Taiflex Scientific Company, Ltd.	24,100	30,190
Tainan Enterprises Company, Ltd.	17,250	11,230

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Tainan Spinning Company, Ltd.	440,638	$173,162
Taishin Financial Holding Company, Ltd.	681,635	310,987
Taita Chemical Company, Ltd. (A)	61,000	20,428
Taiwan Business Bank	379,366	147,856
Taiwan Cement Corp.	606,381	813,021
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,000	16,828
Taiwan Cooperative Financial Holding Company, Ltd.	1,091,219	690,953
Taiwan Fertilizer Company, Ltd.	33,000	49,426
Taiwan Fire & Marine Insurance Company, Ltd.	59,000	38,496
Taiwan FU Hsing Industrial Company, Ltd.	60,000	74,518
Taiwan Glass Industry Corp.	308,319	137,757
Taiwan Hon Chuan Enterprise Company, Ltd.	76,000	121,266
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	59,200	36,742
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	49,000	58,837
Taiwan Surface Mounting Technology Corp.	33,225	54,042
Taiyen Biotech Company, Ltd.	26,137	27,115
Teco Electric & Machinery Company, Ltd.	96,000	65,482
The Ambassador Hotel	29,000	20,791
The First Insurance Company, Ltd.	78,475	36,938
Thye Ming Industrial Company, Ltd.	44,000	45,584
Ton Yi Industrial Corp.	119,000	50,604
Tong Yang Industry Company, Ltd.	30,627	39,374
Tong-Tai Machine & Tool Company, Ltd.	84,588	50,007
Topoint Technology Company, Ltd.	63,190	41,774
TPK Holding Company, Ltd.	29,000	54,899
Tsann Kuen Enterprise Company, Ltd.	7,000	4,658
Tung Ho Steel Enterprise Corp.	152,000	104,836
TXC Corp.	81,000	84,816
TYC Brother Industrial Company, Ltd.	31,511	27,356
Tycoons Group Enterprise (A)	116,371	25,474
U-Ming Marine Transport Corp.	67,000	67,571
Unimicron Technology Corp.	133,000	128,115
Union Bank of Taiwan	440,699	153,107
Unitech Printed Circuit Board Corp.	214,194	145,016
United Microelectronics Corp.	1,564,794	592,599
United Renewable Energy Company, Ltd. (A)	414,651	134,988
Universal Cement Corp.	47,483	30,364
UPC Technology Corp.	172,613	69,945
USI Corp.	208,996	81,835
Victory New Materials, Ltd., Company	58,540	34,140
Wah Lee Industrial Corp.	40,000	69,107
Walsin Lihwa Corp.	268,000	153,744
Walton Advanced Engineering, Inc.	112,584	39,526
Wan Hai Lines, Ltd.	112,050	58,378
Waterland Financial Holdings Company, Ltd.	643,700	219,471
Well Shin Technology Company, Ltd.	15,000	27,094
Winbond Electronics Corp.	1,243,793	597,477
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd. (A)	45,274	44,337
Wistron Corp.	278,291	214,588
WPG Holdings, Ltd.	151,400	197,731
WT Microelectronics Company, Ltd.	50,174	66,244

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
YC Company, Ltd.	114,342	$51,305
YC INOX Company, Ltd.	112,800	96,180
Yea Shin International Development Company, Ltd.	20,906	13,610
YFY, Inc.	501,202	193,012
Yi Jinn Industrial Company, Ltd.	110,613	48,528
Yieh Phui Enterprise Company, Ltd. (C)	468,078	151,616
Youngtek Electronics Corp.	27,000	39,964
Yuanta Financial Holding Company, Ltd.	1,123,319	640,744
Yuen Chang Stainless Steel Company, Ltd.	19,007	16,507
Yulon Motor Company, Ltd.	125,000	78,982
Zenitron Corp.	60,000	44,732
Zhen Ding Technology Holding, Ltd.	44,000	136,875
Zig Sheng Industrial Company, Ltd.	152,908	45,295
ZongTai Real Estate Development Company, Ltd.	42,939	26,151

		35,951,484
Thailand – 2.7%
AAPICO Hitech PCL	144,720	89,033
AJ Plast PCL	43,100	10,477
AP Thailand PCL	78,570	17,473
Asia Aviation PCL, NVDR	109,300	14,133
Bangchak Corp. PCL	42,600	43,276
Bangkok Airways PCL	163,500	60,793
Bangkok Bank PCL	12,800	87,223
Bangkok Bank PCL, NVDR	1,800	11,755
Bangkok Insurance PCL	3,250	33,179
Bangkok Land PCL	1,059,200	52,436
Bangkok Ranch PCL	92,300	11,287
Banpu PCL, Foreign Quota Shares	242,500	123,991
Cal-Comp Electronics Thailand PCL	544,898	30,572
Charoen Pokphand Foods PCL, Foreign Quota Shares	291,400	234,257
Energy Earth PCL (A)(D)	117,600	5,410
Esso Thailand PCL	84,000	29,136
G J Steel PCL (A)	1,383,475	5,246
Golden Land Property Development PCL	142,200	37,442
Hana Microelectronics PCL	54,900	53,701
IRPC PCL, Foreign Quota Shares	383,400	69,441
Italian-Thai Development PCL (A)	477,400	33,135
Kang Yong Electric PCL	70	870
Kasikornbank PCL, NVDR	141,600	837,634
Khon Kaen Sugar Industry PCL	192,600	18,468
Kiatnakin Bank PCL	19,400	42,527
Krung Thai Bank PCL, Foreign Quota Shares	265,400	160,731
LH Financial Group PCL	1,203,600	56,520
LPN Development PCL	52,900	11,442
MCOT PCL (A)	42,500	13,804
Millcon Steel PCL	143,086	5,499
Polyplex Thailand PCL	104,000	51,250
Precious Shipping PCL (A)	39,300	10,056
Pruksa Holding PCL	78,800	44,703
PTT Exploration & Production PCL, Foreign Quota Shares	18,800	74,337
PTT Global Chemical PCL, Foreign Quota Shares	256,400	544,575
PTT PCL, Foreign Quota Shares	953,400	1,442,126
Regional Container Lines PCL (A)	94,200	13,541
Rojana Industrial Park PCL	95,100	15,162
Saha-Union PCL	57,800	88,787
Sansiri PCL (C)	1,026,866	42,431
SC Asset Corp. PCL	672,196	63,596
Siam Future Development PCL	139,791	33,499

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Somboon Advance Technology PCL	51,300	$28,824
Sri Trang Agro-Industry PCL	60,900	24,609
Srithai Superware PCL	283,000	10,529
Star Petroleum Refining PCL	153,100	52,625
Super Energy Corp. PCL (A)	743,000	14,540
SVI PCL	121,000	18,251
Syntec Construction PCL	156,500	13,331
Tata Steel Thailand PCL (A)	2,324,600	54,204
Thai Airways International PCL (A)	61,300	23,769
Thai Oil PCL, Foreign Quota Shares	124,800	273,382
Thai Stanley Electric PCL	700	5,010
Thanachart Capital PCL	37,300	64,086
The Siam Commercial Bank PCL, Foreign Quota Shares	153,600	639,010
Thitikorn PCL	59,000	17,783
TMB Bank PCL, Foreign Quota Shares	583,300	37,488
TPI Polene PCL	559,900	36,386
True Corp. PCL, Foreign Quota Shares	905,400	136,016
Vanachai Group PCL	71,100	12,565
Vinythai PCL	9,700	7,560

		6,094,922
Turkey – 0.7%
Akbank T.A.S. (A)	287,261	327,084
Borusan Mannesmann Boru Sanayi ve Ticaret AS	21,523	36,964
Cimsa Cimento Sanayi ve Ticaret AS (A)	5,786	6,905
Enka Insaat ve Sanayi AS	36,566	30,172
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (A)(D)	54,846	2,066
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	35,592	22,125
NET Holding AS (A)	40,130	12,402
Pegasus Hava Tasimaciligi AS (A)	4,356	21,325
Trakya Cam Sanayii AS	83,945	50,134
Turk Hava Yollari AO (A)	72,025	167,575
Turkiye Garanti Bankasi AS	319,551	480,721
Turkiye Halk Bankasi AS	56,201	64,599
Turkiye Is Bankasi AS, Class C	101,461	100,629
Turkiye Sinai Kalkinma Bankasi AS (A)	360,509	49,345
Turkiye Vakiflar Bankasi TAO, Class D	76,264	62,322
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	254,969	97,858

		1,532,226
Ukraine – 0.1%
Kernel Holding SA	10,677	136,947

TOTAL COMMON STOCKS (Cost $226,607,860)		$220,119,478

PREFERRED SECURITIES – 2.4%
Brazil – 2.2%
Banco ABC Brasil SA	9,474	46,095
Banco do Estado do Rio Grande do Sul SA, B Shares	30,800	190,290
Banco Pan SA	23,500	19,567
Cia Ferro Ligas da Bahia	5,956	33,025
Eucatex SA Industria e Comercio	4,200	4,248
Gerdau SA	127,676	493,702
Marcopolo SA	17,700	17,631
Petroleo Brasileiro SA	555,107	3,978,266
Usinas Siderurgicas de Minas Gerais SA, A Shares	76,010	194,910

		4,977,734
Colombia – 0.2%
Grupo Argos SA	23,975	111,301

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Colombia (continued)
Grupo de Inversiones Suramericana SA	27,380	$295,440

		406,741
Panama – 0.0%
Avianca Holdings SA	41,390	21,746
South Korea – 0.0%
CJ Corp. (A)(D)	285	9,197

TOTAL PREFERRED SECURITIES (Cost $4,511,364)		$5,415,418

RIGHTS – 0.0%
Doosan Heavy Industries & Construction Company, Ltd. (Expiration Date: 5-10-19; Strike Price: KRW 5,550.00) (A)	5,116	5,138
Tata Steel, Ltd. (Expiration Date: 12-31-49; Strike Price: INR 461.00) (A)	10,280	9,527
Vodafone Idea, Ltd. (Expiration Date: 4-25-19; Strike Price: INR 12.50) (A)	559,129	46,409

TOTAL RIGHTS (Cost $179,525)		$61,074

WARRANTS – 0.0%
Medco Energi Internasional Tbk PT (Expiration Date: 12-14-20; Strike Price: IDR 625.00) (A)	983,733	19,619

TOTAL WARRANTS (Cost $0)		$19,619

SECURITIES LENDING COLLATERAL – 3.0%
John Hancock Collateral Trust, 2.6031% (E)(F)	681,380	6,818,497

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,818,565)		$6,818,497

Total Investments (Emerging Markets Value Trust) (Cost $238,117,314) – 101.6%		$232,434,086
Other assets and liabilities, net – (1.6%)		(3,651,939)

TOTAL NET ASSETS – 100.0%		$228,782,147

Emerging Markets Value Trust (continued)

Currency Abbreviations
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $6,864,945.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	28	Long	Jun 2019	$1,480,726	$1,481,060	$334

						$334

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.2%
Communication services – 6.2%
Diversified telecommunication services – 3.3%
AT&T, Inc.	259,712	$8,144,568
CenturyLink, Inc.	165,252	1,981,371
Telefonica SA	996,842	8,350,424
Verizon Communications, Inc.	556,619	32,912,881

		51,389,244

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Entertainment – 0.4%
The Walt Disney Company	48,966	$5,436,695
Media – 2.5%
Comcast Corp., Class A	445,861	17,825,523
Fox Corp., Class B (A)	291,666	10,464,976
News Corp., Class A	890,372	11,076,228

		39,366,727

		96,192,666

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 2.4%
Auto components – 0.1%
Adient PLC	105,693	$1,369,781
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	252,671	15,402,824
Leisure products – 0.4%
Mattel, Inc. (A)(B)	570,198	7,412,574
Multiline retail – 0.5%
Kohl’s Corp.	112,400	7,729,748
Specialty retail – 0.4%
L Brands, Inc.	219,993	6,067,407

		37,982,334
Consumer staples – 7.8%
Beverages – 0.4%
PepsiCo, Inc.	58,353	7,151,160
Food and staples retailing – 1.0%
Walmart, Inc.	156,706	15,283,536
Food products – 3.2%
Archer-Daniels-Midland Company	51,236	2,209,809
Bunge, Ltd.	94,000	4,988,580
Conagra Brands, Inc.	587,658	16,301,633
Kellogg Company	49,679	2,850,581
Tyson Foods, Inc., Class A	339,028	23,538,714

		49,889,317
Household products – 1.6%
Kimberly-Clark Corp.	202,811	25,128,283
Personal products – 0.2%
Coty, Inc., Class A	237,648	2,732,952
Tobacco – 1.4%
Philip Morris International, Inc.	240,881	21,291,472

		121,476,720
Energy – 9.9%
Oil, gas and consumable fuels – 9.9%
Chevron Corp.	120,522	14,845,900
EQT Corp.	36,470	756,388
Equitrans Midstream Corp.	108,576	2,364,785
Exxon Mobil Corp.	482,619	38,995,615
Hess Corp.	236,923	14,269,872
Occidental Petroleum Corp.	251,665	16,660,223
Pioneer Natural Resources Company	63,200	9,624,096
TOTAL SA	571,825	31,821,652
TransCanada Corp.	559,217	25,131,212

		154,469,743
Financials – 22.5%
Banks – 10.9%
Bank of America Corp.	32,272	890,384
Citigroup, Inc.	186,326	11,593,204
Fifth Third Bancorp	763,959	19,267,046
JPMorgan Chase & Co.	470,156	47,593,892
KeyCorp	180,588	2,844,261
The PNC Financial Services Group, Inc.	126,600	15,528,756
U.S. Bancorp	425,490	20,504,363
Wells Fargo & Company	1,071,789	51,788,844

		170,010,750
Capital markets – 4.7%
Ameriprise Financial, Inc.	22,200	2,843,820
Franklin Resources, Inc.	417,600	13,839,264
Morgan Stanley	605,655	25,558,641
Northern Trust Corp.	49,972	4,517,969
State Street Corp.	302,938	19,936,350

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	119,024	$6,002,380

		72,698,424
Diversified financial services – 0.1%
AXA Equitable Holdings, Inc.	56,933	1,146,631
Insurance – 6.8%
American International Group, Inc.	488,177	21,020,902
Brighthouse Financial, Inc. (A)	199,919	7,255,061
Chubb, Ltd.	189,344	26,523,308
Loews Corp.	350,740	16,810,968
Marsh & McLennan Companies, Inc.	63,000	5,915,700
MetLife, Inc.	454,561	19,350,662
Willis Towers Watson PLC	52,189	9,166,998

		106,043,599

		349,899,404
Health care – 12.7%
Biotechnology – 1.2%
Gilead Sciences, Inc.	280,716	18,249,347
Health care equipment and supplies – 1.8%
Becton, Dickinson and Company	21,570	5,386,676
Medtronic PLC	225,339	20,523,876
Zimmer Biomet Holdings, Inc.	20,200	2,579,540

		28,490,092
Health care providers and services – 2.7%
Anthem, Inc.	91,587	26,283,637
CVS Health Corp.	293,630	15,835,466

		42,119,103
Pharmaceuticals – 7.0%
Allergan PLC	21,200	3,103,892
Bristol-Myers Squibb Company	164,225	7,835,175
GlaxoSmithKline PLC	518,930	10,781,177
GlaxoSmithKline PLC, ADR	89,200	3,727,668
Johnson & Johnson	227,900	31,858,141
Merck & Company, Inc.	231,450	19,249,697
Pfizer, Inc.	742,635	31,539,708

		108,095,458

		196,954,000
Industrials – 11.6%
Aerospace and defense – 3.6%
Harris Corp.	158,429	25,302,696
Northrop Grumman Corp.	3,200	862,720
The Boeing Company	79,968	30,501,395

		56,666,811
Air freight and logistics – 1.3%
United Parcel Service, Inc., Class B	187,330	20,932,254
Airlines – 1.4%
Alaska Air Group, Inc.	175,027	9,822,515
Delta Air Lines, Inc.	136,941	7,073,003
Southwest Airlines Company	86,020	4,465,298

		21,360,816
Building products – 1.5%
Johnson Controls International PLC	619,678	22,890,905
Commercial services and supplies – 0.6%
Stericycle, Inc. (A)	174,758	9,510,330
Electrical equipment – 0.8%
Emerson Electric Company	135,100	9,250,297
nVent Electric PLC	121,300	3,272,674

		12,522,971
Industrial conglomerates – 0.8%
General Electric Company	1,215,800	12,145,842

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery – 0.7%
Flowserve Corp.	16,354	$738,220
Illinois Tool Works, Inc.	17,052	2,447,474
PACCAR, Inc.	66,600	4,538,124
Pentair PLC	60,000	2,670,600
Wabtec Corp. (B)	5,988	441,435

		10,835,853
Professional services – 0.9%
Nielsen Holdings PLC	568,712	13,461,413

		180,327,195
Information technology – 7.7%
Communications equipment – 1.8%
Cisco Systems, Inc.	534,067	28,834,277
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	30,911	2,496,063
Semiconductors and semiconductor equipment – 3.3%
Applied Materials, Inc.	209,100	8,292,906
NXP Semiconductors NV	34,900	3,084,810
QUALCOMM, Inc.	492,721	28,099,879
Texas Instruments, Inc.	111,528	11,829,775

		51,307,370
Software – 2.0%
Microsoft Corp.	270,540	31,907,488
Technology hardware, storage and peripherals – 0.4%
Hewlett Packard Enterprise Company	175,600	2,709,508
Western Digital Corp.	61,300	2,946,078

		5,655,586

		120,200,784
Materials – 4.6%
Chemicals – 3.1%
Akzo Nobel NV	27,783	2,468,057
CF Industries Holdings, Inc.	312,400	12,770,912
DowDuPont, Inc.	578,736	30,852,416
PPG Industries, Inc.	15,700	1,772,059

		47,863,444
Construction materials – 0.3%
Vulcan Materials Company	40,400	4,783,360
Containers and packaging – 1.0%
International Paper Company	315,286	14,588,283
Metals and mining – 0.2%
Nucor Corp.	61,600	3,594,360

		70,829,447
Real estate – 3.0%
Equity real estate investment trusts – 3.0%
Equity Residential	198,300	14,935,956
Rayonier, Inc.	303,383	9,562,632
SL Green Realty Corp.	99,773	8,971,588
Weyerhaeuser Company	531,400	13,997,076

		47,467,252
Utilities – 5.8%
Electric utilities – 3.9%
Duke Energy Corp.	85,711	7,713,990
Edison International	172,237	10,664,915
Evergy, Inc.	120,363	6,987,072
PG&E Corp. (A)	68,000	1,210,400
The Southern Company	661,475	34,185,028

		60,761,405
Multi-utilities – 1.9%
NiSource, Inc.	820,300	23,509,798

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Sempra Energy	51,252	$6,450,577

		29,960,375

		90,721,780

TOTAL COMMON STOCKS (Cost $1,248,127,060)		$1,466,521,325

PREFERRED SECURITIES – 2.5%
Health care – 0.8%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company, 6.125%	209,092	12,923,977
Utilities – 1.7%
Electric utilities – 0.9%
NextEra Energy, Inc., 6.123%	219,651	13,587,611
Multi-utilities – 0.8%
DTE Energy Company, 6.500%	34,584	1,914,224
Sempra Energy, 6.000%	74,197	7,842,623
Sempra Energy, 6.750%	23,662	2,511,958

		12,268,805

		25,856,416

TOTAL PREFERRED SECURITIES (Cost $32,706,419)		$38,780,393

CORPORATE BONDS – 0.5%
Consumer discretionary – 0.3%
Mattel, Inc. 6.750%, 12/31/2025 (C)	$5,444,000	5,355,535
Utilities – 0.2%
Pacific Gas & Electric Company
3.950%, 12/01/2047 (D)	1,411,000	1,132,328
4.000%, 12/01/2046 (D)	1,585,000	1,277,906

		2,410,234

TOTAL CORPORATE BONDS (Cost $7,657,673)		$7,765,769

CONVERTIBLE BONDS – 0.2%
Financials – 0.2%
AXA SA 7.250%, 05/15/2021 (C)	3,124,000	3,134,122

TOTAL CONVERTIBLE BONDS (Cost $3,124,000)		$3,134,122

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.6031% (E)(F)	581,975	5,823,710

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,823,759)		$5,823,710

SHORT-TERM INVESTMENTS – 2.3%
Money market funds – 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	3,000,000	3,000,000
T. Rowe Price Government Reserve Fund, 2.4853% (E)	33,277,395	33,277,395

		36,277,395

TOTAL SHORT-TERM INVESTMENTS (Cost $36,277,395)		$36,277,395

Total Investments (Equity Income Trust) (Cost $1,333,716,306) – 100.1%		$1,558,302,714
Other assets and liabilities, net – (0.1%)		(1,835,306)

TOTAL NET ASSETS – 100.0%		$1,556,467,408

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $5,663,426.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Non-income producing - Issuer is in default.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.3%
Consumer discretionary – 0.7%
Hotels, restaurants and leisure – 0.7%
Marriott International, Inc., Class A	9,112	$1,139,820
Financials – 89.2%
Banks – 53.6%
1st Source Corp.	22,171	995,700
American Business Bank (A)	23,510	825,201
Ameris Bancorp	48,498	1,665,906
Bank of America Corp.	192,771	5,318,552
Bank of Marin Bancorp	26,367	1,072,873
Bankinter SA	276,363	2,106,363
Baycom Corp. (A)	20,551	465,275
BOK Financial Corp.	25,202	2,055,223
Business First Bancshares, Inc.	10,451	256,468
Cadence Bancorp	41,581	771,328
California Bancorp, Inc. (A)	5,116	97,268
California Bancorp, Inc. (A)	5,477	106,802
Cambridge Bancorp	2,835	234,880
Chemical Financial Corp.	39,253	1,615,653
Citigroup, Inc.	55,311	3,441,450
Citizens Financial Group, Inc.	133,035	4,323,638
Coastal Financial Corp. (A)	22,399	380,559
Columbia Banking System, Inc.	60,620	1,981,668
Comerica, Inc.	56,775	4,162,743
DNB ASA	93,297	1,718,511
Equity Bancshares, Inc., Class A (A)	23,125	666,000
Evans Bancorp, Inc.	17,945	639,739
First Business Financial Services, Inc.	32,165	643,943
First Horizon National Corp.	100,690	1,407,646
First Merchants Corp.	47,935	1,766,405
Flushing Financial Corp.	47,332	1,037,991
German American Bancorp, Inc.	2,868	84,319
Glacier Bancorp, Inc.	26,484	1,061,214
Heritage Commerce Corp.	55,091	666,601
Heritage Financial Corp.	25,423	766,249
JPMorgan Chase & Co.	52,486	5,313,158
KeyCorp	177,534	2,796,161
Level One Bancorp, Inc.	18,158	422,355
M&T Bank Corp.	19,104	2,999,710
Nicolet Bankshares, Inc. (A)	9,402	560,359
Nordea Bank ABP	154,772	1,178,567
Pacific Premier Bancorp, Inc.	18,599	493,431
PacWest Bancorp	54,662	2,055,838
Pinnacle Financial Partners, Inc.	31,747	1,736,561
Regions Financial Corp.	256,206	3,625,315
Southern First Bancshares, Inc. (A)	12,260	415,246
Stock Yards Bancorp, Inc.	7,435	251,377
SunTrust Banks, Inc.	70,873	4,199,225
SVB Financial Group (A)	18,086	4,021,603
The First Bancshares, Inc.	15,779	487,571
TriCo Bancshares	49,260	1,935,425
U.S. Bancorp	98,426	4,743,149

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Unicaja Banco SA (B)	801,005	$861,540
Union Bankshares Corp.	64,018	2,069,702
Western Alliance Bancorp (A)	34,705	1,424,293
Zions Bancorp NA	92,558	4,203,059

		88,129,813
Capital markets – 7.8%
Ares Management Corp., Class A	127,339	2,955,538
Close Brothers Group PLC	92,057	1,745,459
E*TRADE Financial Corp.	51,218	2,378,052
KKR & Company, Inc., Class A	123,280	2,895,847
The Blackstone Group LP	81,461	2,848,691

		12,823,587
Consumer finance – 4.2%
American Express Company	40,427	4,418,671
Discover Financial Services	34,786	2,475,372

		6,894,043
Diversified financial services – 5.4%
Berkshire Hathaway, Inc., Class B (A)	23,982	4,817,744
Eurazeo SE	18,981	1,427,249
Voya Financial, Inc.	52,746	2,635,190

		8,880,183
Insurance – 16.6%
Aon PLC	28,416	4,850,611
Arthur J. Gallagher & Company	37,274	2,911,099
Assured Guaranty, Ltd.	84,801	3,767,708
Chubb, Ltd.	20,416	2,859,872
Gjensidige Forsikring ASA	20,980	362,648
Kinsale Capital Group, Inc.	43,432	2,978,132
Lincoln National Corp.	69,934	4,105,126
The Hanover Insurance Group, Inc.	23,738	2,710,167
Willis Towers Watson PLC	15,883	2,789,849

		27,335,212
Thrifts and mortgage finance – 1.6%
OP Bancorp	32,730	286,388
Provident Financial Services, Inc.	49,761	1,288,312
United Community Financial Corp.	112,842	1,055,073

		2,629,773

		146,692,611
Information technology – 3.4%
IT services – 3.4%
EVERTEC, Inc.	27,591	767,306
Visa, Inc., Class A	15,296	2,389,082
WEX, Inc. (A)	12,845	2,466,112

		5,622,500
Real estate – 4.0%
Equity real estate investment trusts – 3.4%
Nippon Prologis REIT, Inc.	605	1,288,076
Park Hotels & Resorts, Inc.	28,825	895,881
Prologis, Inc.	36,740	2,643,443
Rexford Industrial Realty, Inc.	24,367	872,582

		5,699,982
Real estate management and development – 0.6%
VGP NV	12,501	984,220

		6,684,202

TOTAL COMMON STOCKS (Cost $149,461,197)		$160,139,133

CONVERTIBLE BONDS – 0.6%
Financials – 0.6%
AXA SA 7.250%, 05/15/2021 (B)	$940,000	943,046

TOTAL CONVERTIBLE BONDS (Cost $940,000)		$943,046

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
U.S. Government Agency – 1.8%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	$2,928,000	$2,928,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,927,455)		$2,928,000

Total Investments (Financial Industries Trust) (Cost $153,328,652) – 99.7%		$164,010,179
Other assets and liabilities, net – 0.3%		511,773

TOTAL NET ASSETS – 100.0%		$164,521,952

Financial Industries Trust (continued)

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	110,000	USD	124,351	Citibank N.A.	6/19/2019	—	($145)
GBP	50,000	USD	65,804	State Street Bank and Trust Company	6/19/2019	—	(429)
SEK	2,800,000	USD	303,231	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(306)
SEK	310,000	USD	33,680	State Street Bank and Trust Company	6/19/2019	—	(142)
USD	5,587,925	EUR	4,890,000	JPMorgan Chase Bank N.A.	6/19/2019	$66,414	—
USD	1,835,039	GBP	1,390,000	JPMorgan Chase Bank N.A.	6/19/2019	17,610	—
USD	1,297,103	JPY	144,100,000	Toronto Dominion Bank	6/19/2019	—	(10,989)
USD	2,143,365	NOK	18,510,000	Citibank N.A.	6/19/2019	—	(9,172)
USD	1,665,557	SEK	15,410,000	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(1,612)

						$84,024	($22,795)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.3%
Communication services – 18.5%
Entertainment – 2.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,344,088	$47,110,284
Interactive media and services – 15.8%
Alphabet, Inc., Class A (A)	68,957	81,154,804
Cargurus, Inc. (A)	1,232,016	49,354,561
Facebook, Inc., Class A (A)	537,578	89,608,877
Twitter, Inc. (A)	1,639,860	53,918,597

		274,036,839

		321,147,123
Consumer discretionary – 23.9%
Household durables – 9.2%
Lennar Corp., A Shares	1,845,133	90,577,579
NVR, Inc. (A)	8,293	22,946,731
Tempur Sealy International, Inc. (A)	801,985	46,250,475

		159,774,785

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail – 8.4%
Amazon.com, Inc. (A)	82,173	$146,329,569
Leisure products – 4.3%
Polaris Industries, Inc.	878,178	74,144,569
Specialty retail – 1.2%
Group 1 Automotive, Inc.	314,313	20,336,051
Textiles, apparel and luxury goods – 0.8%
Salvatore Ferragamo SpA	638,748	13,710,439

		414,295,413
Consumer staples – 5.0%
Beverages – 4.5%
Anheuser-Busch InBev SA, ADR	670,097	56,268,045
Diageo PLC, ADR	130,327	21,322,800

		77,590,845
Food products – 0.5%
The Hain Celestial Group, Inc. (A)	417,822	9,660,045

		87,250,890

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy – 7.1%
Energy equipment and services – 3.2%
Baker Hughes, a GE Company	1,090,204	$30,220,455
National Oilwell Varco, Inc.	476,899	12,704,589
Schlumberger, Ltd.	317,426	13,830,251

		56,755,295
Oil, gas and consumable fuels – 3.9%
Cheniere Energy, Inc. (A)	583,115	39,861,741
Kinder Morgan, Inc.	520,938	10,423,969
Suncor Energy, Inc.	528,059	17,124,953

		67,410,663

		124,165,958
Financials – 15.7%
Banks – 9.1%
Bank of America Corp.	2,676,251	73,837,765
Citigroup, Inc.	1,212,717	75,455,252
First Hawaiian, Inc.	347,136	9,042,893

		158,335,910
Capital markets – 4.9%
Morgan Stanley	1,254,677	52,947,369
The Goldman Sachs Group, Inc.	167,896	32,234,353

		85,181,722
Consumer finance – 1.7%
American Express Company	128,909	14,089,754
Synchrony Financial	460,640	14,694,416

		28,784,170

		272,301,802
Health care – 7.1%
Biotechnology – 3.7%
Alnylam Pharmaceuticals, Inc. (A)	102,688	9,596,194
Amgen, Inc.	264,024	50,159,280
Moderna, Inc. (A)	247,989	5,046,576

		64,802,050
Health care equipment and supplies – 1.4%
Hologic, Inc. (A)	483,657	23,408,999
Health care providers and services – 0.9%
Anthem, Inc.	55,877	16,035,581
Pharmaceuticals – 1.1%
Allergan PLC	134,077	19,630,214

		123,876,844
Industrials – 8.0%
Electrical equipment – 1.8%
Regal Beloit Corp.	184,833	15,132,278
Sensata Technologies Holding PLC (A)	359,058	16,164,791

		31,297,069
Industrial conglomerates – 2.5%
General Electric Company	4,323,058	43,187,349
Machinery – 0.6%
The Manitowoc Company, Inc. (A)	524,665	8,609,753
Wabtec Corp.	23,219	1,711,705

		10,321,458
Professional services – 2.2%
IHS Markit, Ltd. (A)	713,564	38,803,610
Trading companies and distributors – 0.9%
United Rentals, Inc. (A)	142,238	16,250,692

		139,860,178
Information technology – 8.9%
Semiconductors and semiconductor equipment – 1.5%
Analog Devices, Inc.	100,156	10,543,422

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	90,800	$16,304,048

		26,847,470
Software – 2.0%
Workday, Inc., Class A (A)	176,492	34,036,482
Technology hardware, storage and peripherals – 5.4%
Apple, Inc.	400,604	76,094,730
Samsung Electronics Company, Ltd.	430,133	16,965,706

		93,060,436

		153,944,388
Real estate – 3.1%
Equity real estate investment trusts – 2.6%
American Tower Corp.	229,085	45,143,490
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	1,126,022	8,118,619

		53,262,109

TOTAL COMMON STOCKS (Cost $1,357,388,933)		$1,690,104,705

SHORT-TERM INVESTMENTS – 2.7%
U.S. Government Agency – 2.6%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	$45,781,000	45,781,000
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $1,044,222 on 4-1-19, collateralized by $905,700 U.S. Treasury Inflation Indexed Notes, 1.375% due 1-15-20 (valued at $1,065,190, including interest)	1,044,000	1,044,000

TOTAL SHORT-TERM INVESTMENTS (Cost $46,816,471)		$46,825,000

Total Investments (Fundamental All Cap Core Trust) (Cost $1,404,205,404) – 100.0%		$1,736,929,705
Other assets and liabilities, net – (0.0%)		(223,798)

TOTAL NET ASSETS – 100.0%		$1,736,705,907

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Communication services – 5.7%
Entertainment – 1.4%
The Walt Disney Company	86,222	$9,573,229
Interactive media and services – 2.2%
Alphabet, Inc., Class A (A)	12,145	14,293,329
Media – 2.1%
Comcast Corp., Class A	262,097	10,478,638
Fox Corp., Class A (A)	86,355	3,170,092

		13,648,730

		37,515,288
Consumer discretionary – 9.7%
Household durables – 4.9%
Lennar Corp., A Shares	533,295	26,179,452

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tempur Sealy International, Inc. (A)	113,244	$6,530,781

		32,710,233
Internet and direct marketing retail – 2.5%
eBay, Inc.	447,495	16,619,964
Specialty retail – 2.3%
AutoZone, Inc. (A)	7,245	7,419,749
Group 1 Automotive, Inc.	120,004	7,764,259

		15,184,008

		64,514,205
Consumer staples – 8.1%
Beverages – 6.3%
Anheuser-Busch InBev SA, ADR	129,186	10,847,748
Heineken Holding NV	190,099	19,074,227
PepsiCo, Inc.	93,334	11,438,082

		41,360,057
Food products – 1.8%
Danone SA	157,476	12,125,800

		53,485,857
Energy – 10.4%
Energy equipment and services – 2.5%
Baker Hughes, a GE Company	388,446	10,767,723
National Oilwell Varco, Inc.	210,067	5,596,185

		16,363,908
Oil, gas and consumable fuels – 7.9%
Chevron Corp.	131,604	16,210,981
Exxon Mobil Corp.	102,978	8,320,622
Kinder Morgan, Inc.	973,607	19,481,876
Suncor Energy, Inc.	267,595	8,678,106

		52,691,585

		69,055,493
Financials – 24.1%
Banks – 13.9%
Bank of America Corp.	1,039,526	28,680,522
CIT Group, Inc.	143,360	6,876,979
Citigroup, Inc.	467,699	29,100,232
JPMorgan Chase & Co.	207,659	21,021,321
Wells Fargo & Company	135,275	6,536,488

		92,215,542
Capital markets – 5.4%
Morgan Stanley	450,460	19,009,412
The Goldman Sachs Group, Inc.	87,402	16,780,310

		35,789,722
Consumer finance – 4.8%
American Express Company	217,067	23,725,423
Synchrony Financial	250,845	8,001,956

		31,727,379

		159,732,643
Health care – 15.3%
Biotechnology – 3.3%
Amgen, Inc.	20,984	3,986,540
Biogen, Inc. (A)	41,453	9,798,660
Gilead Sciences, Inc.	124,039	8,063,775

		21,848,975
Health care equipment and supplies – 7.4%
Danaher Corp.	229,431	30,289,481
Hologic, Inc. (A)	161,733	7,827,877
Zimmer Biomet Holdings, Inc.	85,443	10,911,071

		49,028,429

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals – 4.6%
Allergan PLC	108,472	$15,881,386
Merck & Company, Inc.	177,523	14,764,588

		30,645,974

		101,523,378
Industrials – 11.5%
Aerospace and defense – 4.2%
L3 Technologies, Inc.	41,581	8,581,071
United Technologies Corp.	152,169	19,613,062

		28,194,133
Industrial conglomerates – 1.7%
General Electric Company	1,117,709	11,165,913
Machinery – 2.1%
Parker-Hannifin Corp.	63,447	10,888,774
The Manitowoc Company, Inc. (A)	145,100	2,381,091
Wabtec Corp.	6,003	442,541

		13,712,406
Road and rail – 2.6%
Union Pacific Corp.	102,261	17,098,039
Trading companies and distributors – 0.9%
United Rentals, Inc. (A)	53,097	6,066,332

		76,236,823
Information technology – 12.9%
Communications equipment – 1.7%
Cisco Systems, Inc.	213,406	11,521,790
Semiconductors and semiconductor equipment – 0.6%
Analog Devices, Inc.	37,990	3,999,207
Software – 6.0%
Microsoft Corp.	223,346	26,341,427
Oracle Corp.	253,787	13,630,900

		39,972,327
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	125,488	23,836,446
Samsung Electronics Company, Ltd.	167,959	6,598,054

		30,434,500

		85,927,824
Materials – 1.8%
Chemicals – 1.8%
LyondellBasell Industries NV, Class A	144,732	12,169,067

TOTAL COMMON STOCKS (Cost $561,598,051)		$660,160,578

SHORT-TERM INVESTMENTS – 1.0%
U.S. Government Agency – 1.0%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	$6,191,000	6,191,000
Repurchase agreement – 0.0%
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $141,030 on 4-1-19, collateralized by $122,400 U.S. Treasury Inflation Indexed Notes, 1.375% due 1-15-20 (valued at $143,954, including interest)	141,000	141,000

TOTAL SHORT-TERM INVESTMENTS (Cost $6,332,000)		$6,332,000

Total Investments (Fundamental Large Cap Value Trust) (Cost $567,930,051) – 100.5%		$666,492,578
Other assets and liabilities, net – (0.5%)		(3,150,483)

TOTAL NET ASSETS – 100.0%		$663,342,095

Security Abbreviations and Legend
ADR	American Depositary Receipt

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Bond Trust

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 35.7%
U.S. Government – 9.9%
U.S. Treasury Bonds
2.875%, 05/15/2043		$500,000	$508,730
3.000%, 05/15/2045		700,000	727,781
3.125%, 02/15/2043 (A)		400,000	424,672
3.625%, 08/15/2043		600,000	690,867
4.625%, 02/15/2040		600,000	789,188
U.S. Treasury Inflation Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		3,682,504	3,640,003
0.500%, 01/15/2028		3,367,320	3,361,284
0.625%, 01/15/2026		105,928	107,166
1.000%, 02/15/2048		510,340	521,957
1.375%, 02/15/2044		755,979	836,382
2.500%, 01/15/2029		1,582,632	1,876,537
3.875%, 04/15/2029		765,530	1,011,700
U.S. Treasury Notes
2.625%, 06/15/2021 (A)		300,000	302,414
2.875%, 04/30/2025 (A)		5,400,000	5,578,875

			20,377,556
U.S. Government Agency – 25.8%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,000,000	995,729
4.000%, TBA (B)		1,400,000	1,439,794
Federal National Mortgage Association
3.500%, TBA (B)		29,400,000	29,774,547
4.000%, TBA (B)		19,200,000	19,729,997
4.284%, (12 month LIBOR + 1.417%), 12/01/2034 (C)		43,507	45,035
4.303%, (12 month LIBOR + 1.678%), 05/01/2035 (C)		29,556	30,874
4.500%, 08/01/2023 to 09/01/2044		423,379	442,918
4.722%, (1 Year CMT + 2.360%), 11/01/2034 (C)		313,300	326,754
Government National Mortgage Association
3.375%, (1 Year CMT + 1.500%), 02/20/2024 to 01/20/2030 (C)		17,123	17,439
3.625%, (1 Year CMT + 1.500%), 04/20/2030 to 06/20/2030 (C)		16,125	16,541
4.125%, (1 Year CMT + 1.500%), 11/20/2023 to 10/20/2026 (C)		21,500	21,844

			52,841,472

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $73,394,914)			$73,219,028

FOREIGN GOVERNMENT OBLIGATIONS – 23.5%
Australia – 0.2%
New South Wales Treasury Corp., Inflation-Linked Bond 2.750%, 11/20/2025	AUD	300,000	317,316
Canada – 2.4%
Government of Canada 1.500%, 12/01/2044	CAD	231,130	215,170
Province of Alberta 2.350%, 06/01/2025		1,300,000	981,934
Province of British Columbia 2.300%, 06/18/2026		1,400,000	1,056,241

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario 2.500%, 04/27/2026		$300,000	$296,108
Province of Quebec
3.000%, 09/01/2023	CAD	1,700,000	1,327,281
4.250%, 12/01/2021		1,300,000	1,035,243

			4,911,977
France – 1.8%
Government of France
2.000%, 05/25/2048 (D)	EUR	2,000,000	2,628,391
3.250%, 05/25/2045		700,000	1,149,580

			3,777,971
Israel – 0.3%
Government of Israel
3.250%, 01/17/2028		$200,000	202,237
4.125%, 01/17/2048		300,000	310,157

			512,394
Italy – 3.0%
Republic of Italy
2.450%, 10/01/2023	EUR	4,250,000	4,966,570
2.950%, 09/01/2038 (D)		500,000	539,011
6.000%, 08/04/2028	GBP	400,000	606,120

			6,111,701
Japan – 6.5%
Government of Japan
0.500%, 09/20/2046	JPY	194,000,000	1,760,887
0.700%, 12/20/2048		267,000,000	2,532,732
0.800%, 03/20/2058		134,000,000	1,302,182
1.600%, 03/20/2033		310,000,000	3,380,178
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028		170,953,700	1,608,041
Japan Bank for International Cooperation
2.375%, 07/21/2022		$400,000	397,699
2.500%, 06/01/2022		500,000	499,189
3.375%, 10/31/2023		200,000	206,475
Japan Finance Organization for Municipalities
2.125%, 04/13/2021		900,000	890,042
3.000%, 03/12/2024 (D)		300,000	304,033
Tokyo Metropolitan Government 2.000%, 05/17/2021 (D)		500,000	492,670

			13,374,128
Kuwait – 0.7%
State of Kuwait 3.500%, 03/20/2027 (D)		1,500,000	1,532,826
Lithuania – 0.5%
Republic of Lithuania 6.125%, 03/09/2021		900,000	951,827
Norway – 0.2%
Government of Norway 3.750%, 05/25/2021 (D)	NOK	3,800,000	463,487
Peru – 0.6%
Republic of Peru
5.940%, 02/12/2029 (D)	PEN	400,000	127,027
5.940%, 02/12/2029		400,000	126,837
6.350%, 08/12/2028 (D)		2,700,000	881,865

			1,135,729
Poland – 0.3%
Republic of Poland
2.250%, 04/25/2022	PLN	2,300,000	605,065
3.250%, 07/25/2025		100,000	27,366

			632,431

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 1.8%
State of Qatar
3.875%, 04/23/2023 (D)		$1,400,000	$1,439,858
4.000%, 03/14/2029 (D)		600,000	618,367
4.500%, 01/20/2022		700,000	726,950
4.500%, 04/23/2028 (D)		800,000	855,261

			3,640,436
Saudi Arabia – 1.6%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		1,200,000	1,179,450
3.250%, 10/26/2026		200,000	194,742
3.625%, 03/04/2028 (D)		200,000	198,400
4.000%, 04/17/2025		700,000	716,909
4.375%, 04/16/2029 (D)		200,000	208,294
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	596,453
4.303%, 01/19/2029 (D)		200,000	207,250

			3,301,498
Slovenia – 0.9%
Republic of Slovenia 5.250%, 02/18/2024 (D)		1,682,000	1,866,552
South Korea – 0.1%
Korea Hydro & Nuclear Power Company, Ltd. 3.750%, 07/25/2023 (D)		200,000	206,189
Spain – 0.6%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	241,825
4.950%, 02/11/2020		400,000	463,756
Kingdom of Spain
1.400%, 07/30/2028 (D)		200,000	232,593
2.900%, 10/31/2046 (D)		300,000	387,229

			1,325,403
United Arab Emirates – 0.7%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$900,000	891,329
3.125%, 10/11/2027 (D)		600,000	595,949

			1,487,278
United Kingdom – 1.3%
Government of United Kingdom
4.250%, 12/07/2040	GBP	1,000,000	1,960,723
4.750%, 12/07/2038		300,000	610,899

			2,571,622

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $47,555,844)			$48,120,765

CORPORATE BONDS – 42.7%
Brazil – 0.5%
Petrobras Global Finance BV
5.999%, 01/27/2028		$668,000	676,016
7.250%, 03/17/2044		400,000	417,400

			1,093,416
Canada – 1.2%
Air Canada Pass Through Trust 3.300%, 07/15/2031 (D)		292,320	282,820
Brookfield Finance, Inc. 3.900%, 01/25/2028		400,000	387,183
Canadian Imperial Bank of Commerce 3.150%, 06/27/2021 (D)		600,000	607,339
Fairfax Financial Holdings, Ltd. 2.750%, 03/29/2028 (D)	EUR	600,000	706,301

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Canada (continued)
The Bank of Nova Scotia 1.875%, 04/26/2021		$400,000	$394,157

			2,377,800
Cayman Islands – 0.0%
Ambac LSNI LLC (3 month LIBOR + 5.000%) 7.596%, 02/12/2023 (C)(D)		540	544
China – 0.3%
Baidu, Inc. 3.875%, 09/29/2023		300,000	306,509
Tencent Holdings, Ltd. 3.595%, 01/19/2028		200,000	197,508

			504,017
Denmark – 2.3%
Jyske Realkredit A/S 2.000%, 10/01/2047	DKK	6,551,907	1,022,253
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047 to 10/01/2050		12,839,440	2,001,675
2.500%, 10/01/2047		1,312	208
Nykredit Realkredit A/S
2.000%, 10/01/2047		10,620,584	1,655,626
2.500%, 10/01/2047		54,503	8,621
3.000%, 10/01/2047		47,346	7,644
6.000%, 10/01/2029		29,721	5,399
Realkredit Danmark A/S 2.500%, 07/01/2047		74,092	11,617
Realkredit Danmark A/S (6 month CIBOR + 0.850%) 0.710%, 01/01/2038 (C)		187,048	29,794

			4,742,837
France – 0.5%
BNP Paribas SA 3.375%, 01/23/2026	GBP	200,000	272,395
Danone SA 2.077%, 11/02/2021 (D)		$800,000	784,530

			1,056,925
Germany – 1.5%
Aareal Bank AG 1.875%, 09/15/2020		200,000	196,967
Deutsche Bank AG 3.150%, 01/22/2021		200,000	197,021
Deutsche Bank AG (3 month EURIBOR + 0.500%) 0.184%, 12/07/2020 (C)	EUR	100,000	110,860
Deutsche Bank AG (3 month LIBOR + 0.815%) 3.576%, 01/22/2021 (C)		$200,000	196,035
Deutsche Bank AG (3 month LIBOR + 1.290%) 3.766%, 02/04/2021 (C)		300,000	297,502
KfW
0.250%, 09/15/2025	EUR	800,000	914,035
0.625%, 02/22/2027		900,000	1,050,774

			2,963,194
Guernsey, Channel Islands – 0.2%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 06/09/2023		$400,000	406,414
Hong Kong – 0.2%
AIA Group, Ltd. 3.900%, 04/06/2028 (D)		400,000	412,689

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
India – 0.2%
ICICI Bank, Ltd. 3.500%, 03/18/2020		$200,000	$200,326
Indian Railway Finance Corp., Ltd. 3.835%, 12/13/2027		300,000	292,637

			492,963
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.710%, 11/15/2023 (D)		200,000	215,663
Ireland – 0.9%
AerCap Ireland Capital DAC 4.450%, 12/16/2021		450,000	461,661
AIB Group PLC 4.750%, 10/12/2023 (D)		200,000	206,634
Bank of Ireland (7.375% to 6-18-20, then 5 Year Euro Swap Rate + 6.956%) 06/18/2020 (E)	EUR	400,000	471,695
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021		$300,000	296,576
SumitG 2.251%, 11/02/2020		400,000	395,264

			1,831,830
Italy – 0.3%
UniCredit SpA 7.830%, 12/04/2023 (D)		500,000	554,755
Japan – 1.8%
Central Japan Railway Company 2.800%, 02/23/2022		400,000	399,520
Central Nippon Expressway Company, Ltd. 2.091%, 09/14/2021		500,000	490,271
Japan Tobacco, Inc. 2.000%, 04/13/2021		300,000	293,913
Meiji Yasuda Life Insurance Company (5.100% to 4-26-28, then 5 Year U.S. ISDAFIX + 3.150%) 04/26/2048 (D)		200,000	208,426
Mizuho Financial Group, Inc. (3 month LIBOR + 1.000%) 3.771%, 09/11/2024 (C)		200,000	201,497
Mizuho Financial Group, Inc. (3.922% to 9-11-23, then 3 month LIBOR + 1.000%) 09/11/2024		600,000	617,964
ORIX Corp. 3.250%, 12/04/2024		300,000	299,799
Sumitomo Mitsui Financial Group, Inc. 3.748%, 07/19/2023		1,000,000	1,027,924
Toyota Industries Corp. 3.110%, 03/12/2022 (D)		200,000	201,865

			3,741,179
Jersey, Channel Islands – 0.2%
AA Bond Company, Ltd.
2.750%, 07/31/2043	GBP	100,000	119,594
2.875%, 07/31/2043		200,000	249,294

			368,888
Luxembourg – 0.4%
Aroundtown SA
1.500%, 07/15/2024	EUR	400,000	456,406
2.000%, 11/02/2026		100,000	113,700

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Luxembourg (continued)
Emerald Bay SA 3.371%, 10/08/2020 (D)(F)	EUR	291,000	$310,108

			880,214
Macau – 0.4%
Sands China, Ltd.
4.600%, 08/08/2023		$300,000	309,377
5.125%, 08/08/2025		200,000	208,547
5.400%, 08/08/2028		200,000	209,706

			727,630
Netherlands – 1.8%
Cooperatieve Rabobank UA 6.875%, 03/19/2020	EUR	550,000	656,487
ING Bank NV 2.625%, 12/05/2022 (D)		$1,800,000	1,800,704
Mondelez International Holdings Netherlands BV 2.000%, 10/28/2021 (D)		300,000	292,475
Schaeffler Finance BV 3.250%, 05/15/2025	EUR	100,000	116,497
Stichting AK Rabobank Certificaten 6.500%, 06/29/2019 (E)		200,000	260,246
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019		$500,000	497,688

			3,624,097
Norway – 0.3%
DNB Boligkreditt AS 2.500%, 03/28/2022 (D)		700,000	697,144
Russia – 0.2%
Gazprom OAO 9.250%, 04/23/2019		400,000	401,236
Singapore – 0.9%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		200,000	195,543
3.500%, 09/18/2027 (D)		200,000	194,234
Clifford Capital Pte, Ltd. 3.380%, 03/07/2028		400,000	407,246
DBS Bank, Ltd. 3.300%, 11/27/2021 (D)		200,000	202,753
Oversea-Chinese Banking Corp., Ltd. (3 month LIBOR + 0.450%) 3.020%, 05/17/2021 (C)(D)		700,000	701,723
PSA Treasury Pte, Ltd. 2.500%, 04/12/2026		200,000	191,778

			1,893,277
Spain – 0.6%
Banco Bilbao Vizcaya Argentaria SA (6.750% to 2-18-20, then 5 Year Euro Swap Rate + 6.604%) 02/18/2020 (E)	EUR	600,000	689,526
Banco Santander SA 4.379%, 04/12/2028		$200,000	202,759
Banco Santander SA (4.750% to 3-19-25, then 5 Year Euro Swap Rate + 4.097%) 03/19/2025 (E)	EUR	400,000	389,772

			1,282,057
Supranational – 0.1%
European Bank for Reconstruction & Development 0.500%, 12/21/2023	AUD	200,000	128,234

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Sweden – 4.5%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	12,100,000	$1,346,663
2.250%, 09/21/2022		1,800,000	205,640
Nordea Hypotek AB 1.000%, 04/08/2022		9,300,000	1,023,484
Skandinaviska Enskilda Banken AB 1.500%, 12/15/2021		8,000,000	889,257
Stadshypotek AB 4.500%, 09/21/2022		21,000,000	2,586,260
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		10,000,000	1,106,794
2.000%, 06/17/2026		4,000,000	459,151
1.000%, 09/15/2021 to 06/15/2022		15,400,000	1,692,378

			9,309,627
Switzerland – 0.6%
Credit Suisse AG 6.500%, 08/08/2023		$1,122,000	1,201,108
United Kingdom – 5.1%
Barclays Bank PLC 7.625%, 11/21/2022		600,000	652,500
Barclays PLC (4.610% to 2-15-22, then 3 month LIBOR + 1.400%) 02/15/2023		1,100,000	1,124,158
Barclays PLC (6.500% to 9-15-19, then 5 Year Euro Swap Rate + 5.875%) 09/15/2019 (E)	EUR	200,000	226,268
Barclays PLC (7.000% to 9-15-19, then 5 Year British Pound Swap Rate + 5.084%) 09/15/2019 (E)	GBP	400,000	522,934
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (E)	EUR	200,000	241,401
BAT International Finance PLC 2.750%, 06/15/2020 (D)		$900,000	896,632
Co-operative Group Holdings 2011, Ltd. 6.875%, 07/08/2020	GBP	100,000	135,715
FCE Bank PLC 1.660%, 02/11/2021	EUR	400,000	451,286
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	300,000	483,831
6.500%, 03/24/2020	EUR	1,000,000	1,187,259
Lloyds Banking Group PLC (7.000% to 6-27-19, then 5 Year British Pound Swap Rate + 5.060%) 06/27/2019 (E)	GBP	400,000	520,980
Nationwide Building Society (3.766% to 3-8-23, then 3 month LIBOR + 1.064%) 03/08/2024 (D)		$900,000	896,528
NatWest Markets PLC 0.625%, 03/02/2022	EUR	400,000	445,262
RAC Bond Company PLC 4.870%, 05/06/2046	GBP	200,000	253,618
Tesco PLC 6.125%, 02/24/2022		175,000	252,779
The Royal Bank of Scotland Group PLC 2.500%, 03/22/2023	EUR	1,200,000	1,407,500
The Royal Bank of Scotland Group PLC (7.500% to 8-10-20, then 5 Year U.S. Swap Rate + 5.800%) 08/10/2020 (E)		$400,000	407,500
Virgin Media Secured Finance PLC 5.000%, 04/15/2027 (D)	GBP	200,000	261,975

			10,368,126

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
United States – 17.3%
Allegion US Holding Company, Inc. 3.200%, 10/01/2024		$300,000	$290,343
Allergan Sales LLC 5.000%, 12/15/2021 (D)		300,000	312,270
Ally Financial, Inc. 4.250%, 04/15/2021		100,000	101,250
Ambac Assurance Corp. 5.100%, 06/07/2020 (D)		125	176
American Tower Corp. 1.950%, 05/22/2026	EUR	200,000	230,987
Andeavor Logistics LP 3.500%, 12/01/2022		$100,000	101,047
AT&T, Inc. (3 month LIBOR + 0.750%) 3.488%, 06/01/2021 (C)		1,600,000	1,606,642
AT&T, Inc. (3 month LIBOR + 1.180%) 3.956%, 06/12/2024 (C)		800,000	793,588
Aviation Capital Group LLC 4.125%, 08/01/2025 (D)		1,400,000	1,396,298
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (E)		400,000	405,860
BAT Capital Corp.
2.297%, 08/14/2020		700,000	693,144
4.390%, 08/15/2037		600,000	541,799
BAT Capital Corp. (3 month LIBOR + 0.590%) 3.204%, 08/14/2020 (C)		400,000	399,141
Bayer US Finance II LLC
3.875%, 12/15/2023 (D)		300,000	302,421
4.250%, 12/15/2025 (D)		300,000	303,418
Bayer US Finance II LLC (3 month LIBOR + 0.630%) 3.452%, 06/25/2021 (C)(D)		200,000	198,271
Bayer US Finance II LLC (3 month LIBOR + 1.010%) 3.798%, 12/15/2023 (C)(D)		200,000	197,062
BellSouth LLC 4.333%, 04/26/2021 (D)		900,000	900,981
Broadcom Corp. 2.650%, 01/15/2023		200,000	194,778
Campbell Soup Company
3.300%, 03/15/2021		200,000	201,280
3.650%, 03/15/2023		300,000	304,332
Charter Communications Operating LLC 3.750%, 02/15/2028		1,300,000	1,256,158
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023		300,000	298,189
Citigroup, Inc. (3.142% to 1-24-22, then 3 month LIBOR + 0.722%) 01/24/2023		400,000	401,499
Consolidated Edison Company of New York, Inc. (3 month LIBOR + 0.400%) 3.222%, 06/25/2021 (C)		300,000	299,548
Continental Resources, Inc. 4.375%, 01/15/2028		300,000	308,506
CVS Health Corp. 3.700%, 03/09/2023		300,000	304,794
Discover Bank 3.350%, 02/06/2023		400,000	402,214
DISH DBS Corp.
5.125%, 05/01/2020		100,000	100,625
7.875%, 09/01/2019		100,000	101,250

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
United States (continued)
Duke Energy Corp. (3 month LIBOR + 0.500%) 3.114%, 05/14/2021 (C)(D)		$1,000,000	$999,428
EMC Corp. 2.650%, 06/01/2020		600,000	595,528
Emera US Finance LP 2.700%, 06/15/2021		400,000	396,444
EQT Corp. 2.500%, 10/01/2020		300,000	296,055
Equifax, Inc. (3 month LIBOR + 0.870%) 3.486%, 08/15/2021 (C)		300,000	298,131
Fidelity National Information Services, Inc. 0.400%, 01/15/2021	EUR	300,000	337,695
Ford Motor Credit Company LLC (3 month EURIBOR + 0.430%) 0.114%, 05/14/2021 (C)		700,000	758,184
Ford Motor Credit Company LLC (3 month LIBOR + 1.235%) 3.851%, 02/15/2023 (C)		$500,000	472,904
Fresenius Medical Care US Finance II, Inc. 4.125%, 10/15/2020 (D)		300,000	302,589
GATX Corp. (3 month LIBOR + 0.720%) 3.302%, 11/05/2021 (C)		300,000	298,454
General Mills, Inc. 3.700%, 10/17/2023		500,000	512,738
General Motors Financial Company, Inc. (3 month EURIBOR + 0.680%) 0.364%, 05/10/2021 (C)	EUR	200,000	224,075
Harley-Davidson Financial Services, Inc. 2.850%, 01/15/2021 (D)		$300,000	296,627
Harris Corp. (3 month LIBOR + 0.480%) 3.231%, 04/30/2020 (C)		800,000	799,404
International Lease Finance Corp. 8.250%, 12/15/2020		200,000	216,136
JPMorgan Chase Bank N.A. (3 month LIBOR + 0.340%) 3.105%, 04/26/2021 (C)		1,400,000	1,399,259
Kilroy Realty LP 3.450%, 12/15/2024		100,000	99,117
Komatsu Finance America, Inc. 2.118%, 09/11/2020		200,000	197,175
MGM Resorts International 6.625%, 12/15/2021		500,000	534,375
MUFG Americas Holdings Corp. 3.000%, 02/10/2025		2,800,000	2,753,237
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 0.375%) 3.178%, 06/30/2021 (C)		700,000	700,345
Navient Corp.
5.875%, 03/25/2021		100,000	103,250
8.000%, 03/25/2020		200,000	208,000
Nissan Motor Acceptance Corp. 2.600%, 09/28/2022 (D)		200,000	194,695
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (D)		1,500,000	1,507,957
Progress Energy, Inc. 4.400%, 01/15/2021		200,000	204,817
Spirit AeroSystems, Inc. 3.950%, 06/15/2023		200,000	203,438

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Spirit AeroSystems, Inc. (3 month LIBOR + 0.800%) 3.588%, 06/15/2021 (C)	$100,000	$99,397
Springleaf Finance Corp. 6.000%, 06/01/2020	400,000	412,800
Sprint Capital Corp. 6.900%, 05/01/2019	200,000	200,500
Sprint Communications, Inc. 7.000%, 08/15/2020	400,000	413,000
Sprint Spectrum Company LLC 4.738%, 03/20/2025 (D)	300,000	303,375
Textron, Inc. (3 month LIBOR + 0.550%) 3.168%, 11/10/2020 (C)	900,000	896,073
The Interpublic Group of Companies, Inc. 3.750%, 10/01/2021	300,000	305,274
Toyota Motor Credit Corp. (3 month LIBOR + 0.400%) 3.040%, 05/17/2022 (C)	600,000	599,238
United Technologies Corp. 3.650%, 08/16/2023	1,700,000	1,745,369
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.716%, 05/15/2025 (C)	800,000	800,080
Volkswagen Group of America Finance LLC 2.450%, 11/20/2019 (D)	1,500,000	1,493,745
WEA Finance LLC 3.750%, 09/17/2024 (D)	200,000	204,339
ZF North America Capital, Inc. 4.500%, 04/29/2022 (D)	200,000	200,791

		35,531,909
Virgin Islands, British – 0.3%
CNPC General Capital, Ltd. 2.750%, 05/14/2019 (D)	600,000	599,954

TOTAL CORPORATE BONDS (Cost $87,179,757)		$87,407,727

CAPITAL PREFERRED SECURITIES – 0.4%
United States – 0.4%
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)	500,000	630,000
8.151%, 06/30/2031	200,000	252,000

		882,000

TOTAL CAPITAL PREFERRED SECURITIES (Cost $840,000)		$882,000

MUNICIPAL BONDS – 1.1%
United States – 1.1%
American Municipal Power, Inc. (Ohio) 7.334%, 02/15/2028	700,000	888,853
Iowa Tobacco Settlement Authority 6.500%, 06/01/2023	205,000	207,878
State of California (1 month LIBOR + 0.780%) 3.270%, 04/01/2047 (C)	1,200,000	1,204,800

TOTAL MUNICIPAL BONDS (Cost $2,308,147)		$2,301,531

TERM LOANS (G) – 0.3%
United States – 0.3%
CenturyLink, Inc., 2017 Term Loan B (1 month LIBOR + 2.750%), 5.249%, 01/31/2025	592,500	580,283

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
TERM LOANS (G) (continued)
United States (continued)
Las Vegas Sands LLC, 2018 Term Loan B (1 month LIBOR + 1.750%), 4.249%, 03/27/2025		$97,258	$95,444

			675,727

TOTAL TERM LOANS (Cost $ 687,680)			$675,727

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.1%
Commercial and residential – 12.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.194%, 09/25/2035 (H)		47,404	44,307
American Home Mortgage Investment Trust, Series 2004-3, Class 5A (12 month LIBOR + 1.500%), 4.237%, 10/25/2034 (C)		4,467	4,458
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month LIBOR + 0.580%), 3.065%, 05/20/2035 (C)		134,768	116,766
Series 2006-J, Class 4A1, 4.651%, 01/20/2047 (H)		71,162	67,973
Banc of America Mortgage Securities, Inc., Series 2005-B, Class 2A2, 4.258%, 03/25/2035 (H)		315,804	308,664
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1A1, 4.398%, 08/25/2033 (H)		28,184	28,685
Series 2003-7, Class 6A, 4.508%, 10/25/2033 (H)		33,147	33,495
Series 2003-9, Class 2A1, 4.669%, 02/25/2034 (H)		6,653	6,773
Series 2004-2, Class 22A, 4.272%, 05/25/2034 (H)		74,507	72,898
Series 2004-2, Class 23A, 3.123%, 05/25/2034 (H)		34,509	31,604
Series 2004-9, Class 22A1, 4.714%, 11/25/2034 (H)		23,942	24,304
Series 2005-12, Class 23A1, 4.338%, 02/25/2036 (H)		393,301	367,953
Bear Stearns ALT-A Trust
Series 2005-7, Class 22A1, 4.260%, 09/25/2035 (H)		474,026	389,175
Series 2005-9, Class 24A1, 4.152%, 11/25/2035 (H)		439,745	380,736
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1, 4.259%, 01/26/2036 (H)		902,645	812,160
Brunel Residential Mortgage Securitisation PLC, Series 2007-1X, Class A4B (3 month GBP LIBOR + 0.220%), 1.142%, 01/13/2039 (C)	GBP	371,650	474,747
Canada Mortgage & Housing Corp. (Merrill Lynch)
Series 98001212 (1 month CDOR – 0.690%), 2.138%, 06/01/2020 (C)	CAD	415,116	310,634
Series 98001247 (1 month CDOR – 0.700%), 2.338%, 07/01/2020 (C)		1,152,191	864,149
Series 98001289 (1 month CDOR – 0.669%), 2.338%, 08/01/2020 (C)		402,366	301,774

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 3.615%, 07/25/2037 (H)		$61,345	$54,774
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1 (1 Year CMT + 2.100%), 4.680%, 09/25/2035 (C)		118,519	120,199
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3, 5.250%, 06/25/2035		74,454	68,845
Series 2005-56, Class 2A2 (12 month Treasury Average Index + 2.040%), 4.372%, 11/25/2035 (C)		56,245	52,678
Series 2005-56, Class 2A3 (12 month Treasury Average Index + 1.500%), 3.832%, 11/25/2035 (C)		67,448	61,269
Series 2006-OA9, Class 2A1B (1 month LIBOR + 0.200%), 2.685%, 07/20/2046 (C)		244,957	188,610
Series 2007-11T1, Class A12 (1 month LIBOR + 0.350%), 2.840%, 05/25/2037 (C)		203,765	106,518
Series 2007-16CB, Class 5A1, 6.250%, 08/25/2037		102,659	84,234
Series 2007-OA11, Class A1B (12 month Treasury Average Index + 1.250%), 3.582%, 11/25/2047 (C)		1,169,559	1,004,851
Series 2007-OA3, Class 1A1 (1 month LIBOR + 0.140%), 2.630%, 04/25/2047 (C)		2,340,725	2,224,418
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-12, Class 11A1, 3.884%, 08/25/2034 (H)		22,958	21,806
Series 2004-22, Class A3, 4.284%, 11/25/2034 (H)		95,303	94,836
Series 2004-HYB5, Class 2A1, 4.334%, 04/20/2035 (H)		14,378	14,371
Series 2005-2, Class 2A1 (1 month LIBOR + 0.640%), 3.130%, 03/25/2035 (C)		40,305	40,337
Series 2004-25, Class 1A1 (1 month LIBOR + 0.660%), 3.150%, 02/25/2035 (C)		22,167	22,391
Series 2004-25, Class 2A1 (1 month LIBOR + 0.680%), 3.170%, 02/25/2035 (C)		31,931	31,509
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-8, Class 5A1, 6.500%, 04/25/2033		6,891	7,086
Series 2003-AR18, Class 2A3, 4.010%, 07/25/2033 (H)		5,206	5,225
Finsbury Square PLC, Series 2018-2, Class A (3 month GBP LIBOR + 0.950%), 1.865%, 09/12/2068 (C)	GBP	393,849	514,077
First Horizon Mortgage Pass Through Trust, Series 2005-AR3, Class 2A1, 4.261%, 08/25/2035 (H)		$30,673	25,213

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A, 4.509%, 06/25/2034 (H)		$10,053	$9,970
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1 (1 month LIBOR + 0.180%), 2.670%, 01/25/2037 (C)		153,983	144,316
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.988%, 10/25/2033 (H)		5,739	5,733
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA IO, 1.960%, 11/10/2045		3,253,836	190,812
GSR Mortgage Loan Trust, Series 2003-1, Class A2 (1 Year CMT + 1.750%), 3.830%, 03/25/2033 (C)		28,242	28,120
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12 month Treasury Average Index + 2.000%), 4.332%, 10/19/2035 (C)		1,255,875	970,131
Series 2005-4, Class 3A1, 4.090%, 07/19/2035 (H)		24,532	23,030
IndyMac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A, 4.325%, 12/25/2034 (H)		28,685	28,604
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month LIBOR + 0.240%), 2.730%, 10/25/2036 (C)		2,429,609	2,335,881
Series 2006-A6, Class 2A1, 5.500%, 11/25/2036 (H)		3,548	2,472
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1, 4.151%, 11/25/2033 (H)		33,853	34,278
Series 2006-S2, Class 1A3, 5.500%, 07/25/2036		208,723	179,589
Series 2007-A1, Class 5A5, 4.689%, 07/25/2035 (H)		157,794	162,894
Series 2007-A1, Class 5A6, 4.689%, 07/25/2035 (H)		143,449	142,573
Lanark Master Issuer PLC, Series 2019-1A, Class 1A2 (3 month GBP LIBOR + 0.820%), 1.698%, 12/22/2069 (C)(D)	GBP	400,000	522,727
MASTR Adjustable Rate Mortgages Trust, Series 2007-HF1, Class A1 (1 month LIBOR + 0.240%), 2.730%, 05/25/2037 (C)		$201,869	118,435
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1, 4.362%, 02/25/2033 (H)		74,152	72,878
Series 2005-3, Class 4A (1 month LIBOR + 0.250%), 2.740%, 11/25/2035 (C)		80,940	78,909
MRFC Mortgage Pass Through Trust, Series 2000-TBC3, Class A1 (1 month LIBOR + 0.440%), 2.929%, 12/15/2030 (C)		17,392	16,851

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A (1 month LIBOR + 0.450%), 2.931%, 10/07/2020 (C)		$781,445	$782,962
Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072%, 08/12/2053 (D)	CAD	557,871	421,892
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1, 5.245%, 02/25/2036 (H)		$401,951	352,629
Series 2006-QO6, Class A1 (1 month LIBOR + 0.180%), 2.670%, 06/25/2046 (C)		1,426,001	575,521
Series 2007-QO2, Class A1 (1 month LIBOR + 0.150%), 2.640%, 02/25/2047 (C)		374,725	212,415
Residential Asset Securitization Trust, Series 2006-R1, Class A2 (1 month LIBOR + 0.400%), 2.890%, 01/25/2046 (C)		356,213	167,994
Residential Funding Mortgage Securities Trust, Series 2005-SA4, Class 1A21, 4.441%, 09/25/2035 (H)		80,305	66,257
Residential Mortgage Securities PLC
Series 29, Class A (3 month GBP LIBOR + 0.950%), 1.858%, 12/20/2046 (C)	GBP	355,097	462,929
Series 30, Class A (3 month GBP LIBOR + 0.800%), 1.708%, 03/20/2050 (C)		383,093	497,108
Series 31, Class A (3 month GBP LIBOR + 1.200%), 2.122%, 09/20/2065 (C)		382,029	498,419
RESIMAC Bastille Trust Series, Series 2018-1NCA, Class A1 (1 month LIBOR + 0.850%), 3.332%, 12/16/2059 (C)(D)		$1,086,000	1,083,909
Ripon Mortgages PLC, Series 1X, Class A1 (3 month GBP LIBOR + 0.800%), 1.689%, 08/20/2056 (C)	GBP	403,376	523,125
RMAC PLC, Series 2018-1, Class A (3 month GBP LIBOR + 0.700%), 1.603%, 06/12/2046 (C)		445,745	573,470
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month LIBOR + 0.350%), 2.835%, 07/20/2033 (C)		$59,087	56,973
Series 5, Class A (1 month LIBOR + 0.700%), 3.180%, 10/19/2026 (C)		8,360	8,410
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A1, 4.592%, 02/25/2034 (H)		54,547	54,143
Series 2004-12, Class 7A1, 4.431%, 09/25/2034 (H)		57,610	58,373
Series 2004-4, Class 3A2, 4.480%, 04/25/2034 (H)		92,007	94,369
Series 2005-18, Class 6A1, 4.525%, 09/25/2035 (H)		117,423	112,901

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Mortgage Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month LIBOR + 0.580%), 3.060%, 07/19/2034 (C)		$27,328	$27,229
Series 2006-AR5, Class 1A1 (1 month LIBOR + 0.210%), 2.700%, 05/25/2036 (C)		382,455	351,255
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month LIBOR + 0.290%), 2.780%, 10/25/2036 (C)(D)		543,374	479,531
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A, 3.907%, 10/25/2043 (H)		271,502	267,104
Series 2007-2, Class A1 (1 month LIBOR + 1.250%), 3.740%, 06/25/2037 (C)		253,604	234,968
Series 2007-2, Class A2A (1 month LIBOR + 0.130%), 2.620%, 06/25/2037 (C)		371,335	356,748
Series 2007-2, Class A3A (12 month LIBOR + 1.200%), 4.089%, 06/25/2037 (C)		483,523	450,688
Series 2007-3, Class 2A1 (12 month LIBOR + 1.250%), 4.139%, 06/25/2047 (C)		96,978	90,911
Series 2007-3, Class 3A1 (12 month LIBOR + 1.250%), 4.139%, 06/25/2047 (C)		203,317	186,363
Series 2007-3, Class 4A1 (12 month LIBOR + 1.250%), 4.139%, 06/25/2047 (C)		77,505	70,168
Towd Point Mortgage Funding PLC
Series 2018-A12X, Class A (3 month GBP LIBOR + 0.800%), 1.689%, 02/20/2045 (C)	GBP	375,763	486,613
Series 2019-GR4A, Class A1 (3 month GBP LIBOR + 1.025%), 1.864%, 10/20/2051 (C)(D)		600,000	781,470
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP LIBOR + 0.200%), 1.107%, 06/10/2059 (C)		304,287	379,096
Series 2008-1, Class B (3 month GBP LIBOR + 0.750%), 1.657%, 06/10/2059 (C)		58,206	70,098
Series 2008-1, Class M1 (3 month GBP LIBOR + 0.350%), 1.257%, 06/10/2059 (C)		69,995	85,561
Series 2008-1, Class M2 (3 month GBP LIBOR + 0.550%), 1.457%, 06/10/2059 (C)		55,259	67,408
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17, Class 1A (12 month Treasury Average Index + 1.200%), 3.532%, 11/25/2042 (C)		$171,293	164,393
Series 2002-AR2, Class A (COFI + 1.250%), 2.306%, 02/27/2034 (C)		23,638	23,275

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2003-AR5, Class A7, 4.128%, 06/25/2033 (H)	$30,133	$30,495
Series 2005-AR2, Class 2A1A (1 month LIBOR + 0.310%), 2.800%, 01/25/2045 (C)	25,349	25,387
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A (12 month Treasury Average Index + 0.940%), 3.272%, 07/25/2046 (C)	212,201	154,183
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class XA IO, 1.208%, 03/15/2045 (D)	8,298,308	314,377

		26,153,825
U.S. Government Agency – 1.4%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month LIBOR + 0.350%), 2.859%, 01/15/2038 (C)	658,070	654,632
Series 4579, Class SD IO, 1.592%, 01/15/2038	658,070	37,429
Series T-62, Class 1A1 (12 month Treasury Average Index + 1.200%), 3.532%, 10/25/2044 (C)	683,629	690,845
Federal National Mortgage Association
Series 2002-W8, Class F (1 month LIBOR + 0.400%), 2.890%, 09/25/2032 (C)	1,884	1,883
Series 2004-W2, Class 5AF (1 month LIBOR + 0.350%), 2.840%, 03/25/2044 (C)	20,208	20,193
Series 2006-48, Class TF (1 month LIBOR + 0.400%), 2.890%, 06/25/2036 (C)	44,948	45,003
Government National Mortgage Association, Series 2004-68, Class ZC, 6.000%, 08/20/2034	1,250,321	1,377,060

		2,827,045

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,426,210)		$28,980,870

ASSET BACKED SECURITIES – 2.2%
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1999-1, Class A (1 month LIBOR + 0.940%) 3.430%, 06/25/2029 (C)	27,650	26,719
Apex Credit CLO, Ltd., Series 2016-1A, Class ASR (3 month LIBOR + 1.050%) 3.611%, 10/27/2028 (C)(D)	500,000	505,882
Crown Point CLO, Ltd., Series 2018-6A, Class A1 (3 month LIBOR + 1.170%) 3.975%, 10/20/2028 (C)(D)	500,000	498,003
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5 (1 month LIBOR + 1.005%) 3.495%, 10/25/2035 (C)	2,100,000	2,092,164

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
ASSET BACKED SECURITIES (continued)
Dryden Leveraged Loan CDO, Series 2014-35A, Class AAR (6 month EURIBOR + 0.950%) 0.693%, 05/17/2027 (C)(D)	EUR	250,000	$280,097
Home Equity Asset Trust, Series 2002-1, Class A4 (1 month LIBOR + 0.600%) 3.090%, 11/25/2032 (C)		$1,283	1,244
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2B (1 month LIBOR + 0.100%) 2.590%, 09/25/2036 (C)		1,161,801	567,809
RAMP Series Trust, Series 2002-RS3, Class AII1 (1 month LIBOR + 0.560%) 3.050%, 06/25/2032 (C)		7,458	7,157
Renaissance Home Equity Loan Trust, Series 2002-3, Class M2 (1 month LIBOR + 2.550%) 5.040%, 12/25/2032 (C)		388,359	376,206
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC1, Class A2A (1 month LIBOR + 0.050%) 2.540%, 12/25/2036 (C)		43,267	24,077
Small Business Administration Participation Certificates, Series 2000-20K, Class 1 7.220%, 11/01/2020		4,615	4,655
Terwin Mortgage Trust, Series 2003-6HE, Class A1 (1 month LIBOR + 0.940%) 3.430%, 11/25/2033 (C)		29,784	28,689

TOTAL ASSET BACKED SECURITIES (Cost $4,219,698)			$4,412,702

COMMON STOCKS – 0.0%
United States – 0.0%
Rescap Liquidating Trust (I)		5,054	8,845

TOTAL COMMON STOCKS (Cost $1,185)			$8,845

PREFERRED SECURITIES – 0.2%
United Kingdom – 0.2%
Nationwide Building Society, 10.250% (C)		1,940	366,379

TOTAL PREFERRED SECURITIES (Cost $ 410,172)			$366,379

ESCROW SHARES – 0.1%
United States – 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/31/2016 (I)		$4,100,000	77,900
5.625%, 01/24/2013 (I)		4,500,000	85,500
6.875%, 05/02/2018 (I)		2,100,000	40,950

TOTAL ESCROW SHARES (Cost $0)			$204,350

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on U.K. Long Gilt Bond Futures (Expiration Date: 5-24-19; Strike Price: GBP 153.00; Notional Amount: 6,400,000) (I)		64	14
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-24-21; Strike Price: EUR 1.29; Counterparty: Morgan Stanley Bank N.A.) (I)(J)		184,000	3,181

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Calls (continued)
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-22-21; Strike Price: EUR 1.31; Counterparty: Barclays Bank PLC) (I)(J)	200,000	$3,633
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	2,600,000	2,985
Over the Counter Option on the USD vs. INR (Expiration Date: 10-16-19; Strike Price: $82.00; Counterparty: HSBC Bank USA) (I)(J)	600,000	689

		10,502
Puts – 0.0%
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.00; Notional Amount: 3,000) (I)	3	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $112.50; Notional Amount: 145,000) (I)	145	0
Exchange Traded Option on 10-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $114.50; Notional Amount: 48,000) (I)	48	375
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $107.00; Notional Amount: 20,000) (I)	20	78
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $107.25; Notional Amount: 3,000) (I)	3	12
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.50; Notional Amount: 6,000) (I)	6	23
Exchange Traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 5-24-19; Strike Price: $108.75; Notional Amount: 263,000) (I)	263	1,027
Exchange Traded Option on U.S. Ultra Bond Futures (Expiration Date: 5-24-19; Strike Price: $125.00; Notional Amount: 31,000) (I)	31	0
Over the Counter Option on the EUR vs. GBP (Expiration Date: 6-3-19; Strike Price: EUR 0.83; Counterparty: HSBC Bank USA) (I)(J)	1,020,000	3,936
Over the Counter Option on the EUR vs. GBP (Expiration Date: 6-3-19; Strike Price: EUR 0.83; Counterparty: Morgan Stanley Bank N.A.) (I)(J)	804,000	3,102

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
PURCHASED OPTIONS (continued)
Puts (continued)
Over the Counter Option on the EUR vs. SEK (Expiration Date: 9-4-19; Strike Price: EUR 10.25; Counterparty: Bank of America N.A.) (I)(J)		880,000	$8,562
Over the Counter Option on the EUR vs. SEK (Expiration Date: 9-4-19; Strike Price: EUR 10.25; Counterparty: Goldman Sachs Bank USA) (I)(J)		900,000	8,757
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-24-21; Strike Price: EUR 1.29; Counterparty: Morgan Stanley Bank N.A.) (I)(J)		184,000	20,363
Over the Counter Option on the EUR vs. USD (Expiration Date: 9-22-21; Strike Price: EUR 1.31; Counterparty: Barclays Bank PLC) (I)(J)		200,000	24,086

			70,321

TOTAL PURCHASED OPTIONS (Cost $99,096)			$80,823

SHORT-TERM INVESTMENTS – 8.5%
Repurchase agreement – 8.5%
Repurchase Agreement with Merrill Lynch & Company, Inc. dated 3-7-19 at 1.710% to be repurchased at CAD 2,064,090 on 4-8-19, collateralized by CAD 1,800,000 Canadian Government Bonds, 2.750% due 12-1-48 (valued at CAD 2,140,200, including interest)	CAD	2,061,000	1,542,261
Repurchase Agreement with Merrill Lynch & Company, Inc. dated 3-11-19 at 1.710% to be repurchased at CAD 695,411 on 4-8-19, collateralized by CAD 600,000 Canadian Government Bonds, 2.750% due 12-1-48 (valued at CAD 713,400, including interest)		694,500	519,699
Repurchase Agreement with Royal Bank of Canada dated 3-29-19 at 2.950% to be repurchased at $13,303,270 on 4-1-19, collateralized by $13,306,000 U.S. Treasury Notes, 2.500% due 5-15-24 (valued at $13,458,753, including interest)		$13,300,000	13,300,000
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $2,112,229 on 4-1-19, collateralized by $2,200,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $2,155,516, including interest)		2,112,000	2,112,000

			17,473,960

TOTAL SHORT-TERM INVESTMENTS (Cost $17,464,085)			$17,473,960

Total Investments (Global Bond Trust) (Cost $263,586,788) – 128.8%			$264,134,707
Other assets and liabilities, net – (28.8%)			(59,123,091)

TOTAL NET ASSETS – 100.0%			$205,011,616

Global Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
SECURITIES SOLD SHORT – (1.1%)
Foreign government – (1.1)%
Government of Canada 2.750%, 12/01/2048	CAD	(2,600,000)	$(2,313,316)

TOTAL SECURITIES SOLD SHORT (Cost $(2,222,836))			$(2,313,316)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $41,136,704 or 20.1% of the fund’s net assets as of 3-31-19.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
10-Year Australian Treasury Bond Futures	22	Long	Jun 2019	$2,119,171	$2,162,675	$43,504
10-Year Canada Government Bond Futures	7	Long	Jun 2019	712,817	728,312	15,495
10-Year Japan Government Bond Futures	3	Long	Jun 2019	4,126,690	4,149,057	22,367
10-Year U.S. Treasury Note Futures	197	Long	Jun 2019	24,187,262	24,471,094	283,832
3-Month Sterling Futures	265	Long	Sep 2019	42,644,775	42,785,552	140,777
3-Year Australian Treasury Bond Futures	79	Long	Jun 2019	6,338,488	6,373,744	35,256
5-Year U.S. Treasury Note Futures	266	Long	Jun 2019	30,544,147	30,810,281	266,134
Euro-Buxl Futures	5	Long	Jun 2019	1,022,144	1,074,973	52,829
Eurodollar Futures	203	Long	Jun 2019	49,429,653	49,458,413	28,760
German Euro BOBL Futures	40	Long	Jun 2019	5,922,985	5,973,993	51,008
Ultra U.S. Treasury Bond Futures	31	Long	Jun 2019	5,037,015	5,208,000	170,985
3-Month Sterling Futures	265	Short	Sep 2020	(42,526,086)	(42,761,823)	(235,737)
Euro-BTP Italian Government Bond Futures	16	Short	Jun 2019	(2,276,868)	(2,323,728)	(46,860)
Eurodollar Futures	46	Short	Dec 2019	(11,171,041)	(11,220,550)	(49,509)
Eurodollar Futures	55	Short	Mar 2020	(13,399,910)	(13,431,688)	(31,778)
Euro-OAT Futures	105	Short	Jun 2019	(18,707,766)	(19,159,888)	(452,122)
German Euro BUND Futures	4	Short	Jun 2019	(730,480)	(746,368)	(15,888)
U.K. Long Gilt Bond Futures	61	Short	Jun 2019	(10,108,639)	(10,278,373)	(169,734)

						$109,319

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	290,000	USD	206,201	BNP Paribas SA	4/3/2019	—	($282)
AUD	570,000	USD	405,049	Citibank N.A.	4/3/2019	—	(311)
AUD	290,000	USD	205,573	Goldman Sachs Bank USA	4/3/2019	$346	—
AUD	567,000	USD	402,548	Morgan Stanley and Company International PLC	4/3/2019	60	—
AUD	1,213,000	USD	859,080	Citibank N.A.	5/15/2019	2,922	—
AUD	1,221,000	USD	872,705	HSBC Bank USA	5/15/2019	—	(5,019)
AUD	1,584,000	USD	1,123,385	Morgan Stanley and Company International PLC	5/15/2019	2,263	—
BRL	3,494,963	USD	896,903	Bank of America, N.A.	4/2/2019	—	(4,272)
BRL	3,326,127	USD	883,058	JPMorgan Chase Bank N.A.	4/2/2019	—	(33,549)
CAD	3,800,000	USD	2,879,824	HSBC Bank USA	4/2/2019	—	(36,182)
CAD	1,657,000	USD	1,234,232	UBS AG	4/2/2019	5,746	—
CAD	1,070,000	USD	815,235	Citibank N.A.	4/3/2019	—	(14,503)
CHF	3,000	USD	3,026	HSBC Bank USA	4/3/2019	—	(13)
CHF	1,425,000	USD	1,427,724	JPMorgan Chase Bank N.A.	4/3/2019	3,494	—
CHF	1,170,000	USD	1,171,862	Bank of America, N.A.	5/15/2019	7,916	—
CLP	44,657,900	USD	68,228	Barclays Bank PLC Wholesale	4/10/2019	—	(2,602)
CNY	8,639,797	USD	1,255,490	BNP Paribas SA	4/15/2019	29,612	—
CNY	4,590,030	USD	667,155	Morgan Stanley and Company International PLC	4/15/2019	15,576	—
CNY	5,589,378	USD	810,601	Standard Chartered Bank	4/15/2019	20,775	—
CNY	4,587,896	USD	682,000	Standard Chartered Bank	6/19/2019	276	—
CNY	6,052,000	USD	883,413	BNP Paribas SA	7/12/2019	16,475	—
CNY	6,052,000	USD	882,512	Citibank N.A.	7/12/2019	17,377	—
CNY	43,600,454	USD	6,352,780	HSBC Bank USA	7/12/2019	130,289	—
COP	4,986,423,230	USD	1,597,368	Citibank N.A.	6/11/2019	—	(39,055)
COP	382,041,770	USD	121,000	JPMorgan Chase Bank N.A.	6/11/2019	—	(1,608)
COP	1,015,889,392	USD	322,000	Royal Bank of Canada	6/11/2019	—	(4,523)
CZK	4,099,677	USD	180,028	Standard Chartered Bank	5/20/2019	—	(1,634)
DKK	780,000	USD	120,386	JPMorgan Chase Bank N.A.	4/1/2019	—	(3,188)
DKK	805,000	USD	122,059	JPMorgan Chase Bank N.A.	7/1/2019	—	(117)
EUR	2,343,255	RON	11,394,768	Bank of America, N.A.	7/26/2019	—	(12,763)
EUR	118,597	RON	588,217	Bank of America, N.A.	3/16/2020	119	—
EUR	103,264	RON	512,783	BNP Paribas SA	3/16/2020	—	(40)
EUR	104,022	RON	516,469	Citibank N.A.	3/16/2020	—	(22)
EUR	104,117	RON	517,295	Morgan Stanley and Company International PLC	3/16/2020	—	(104)
EUR	227,000	SEK	2,337,837	Deutsche Bank AG London	4/23/2019	3,244	—
EUR	311,000	SEK	3,231,446	NatWest Markets PLC	4/23/2019	1,373	—
EUR	94,000	TRY	608,885	Citibank N.A.	6/7/2019	3,396	—

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	13,400	TRY	87,770	JPMorgan Chase Bank N.A.	6/7/2019	$320	—
EUR	91,000	TRY	619,255	Nomura Global Financial Products, Inc.	9/5/2019	5,046	—
EUR	55,886,589	USD	62,898,400	Bank of America, N.A.	4/2/2019	—	($207,603)
EUR	1,080,000	USD	1,225,223	Barclays Bank PLC Wholesale	4/3/2019	—	(13,630)
EUR	183,000	USD	207,681	Morgan Stanley and Company International PLC	4/3/2019	—	(2,383)
EUR	351,000	USD	397,368	Standard Chartered Bank	4/3/2019	—	(3,600)
EUR	1,308,000	USD	1,486,628	Bank of America, N.A.	5/15/2019	—	(14,060)
EUR	2,522,000	USD	2,875,165	Citibank N.A.	5/15/2019	—	(35,853)
EUR	16,407,424	USD	18,643,330	JPMorgan Chase Bank N.A.	5/15/2019	—	(171,571)
EUR	1,161,000	USD	1,401,675	HSBC Bank USA	5/28/2019	—	(93,186)
EUR	31,000	USD	39,634	Morgan Stanley and Company International PLC	6/28/2021	—	(2,682)
GBP	495,000	USD	654,044	Citibank N.A.	4/2/2019	—	(9,331)
GBP	2,278,489	USD	3,022,472	Goldman Sachs Bank USA	4/2/2019	—	(54,854)
GBP	162,000	USD	214,464	Citibank N.A.	4/3/2019	—	(3,456)
GBP	156,000	USD	206,852	HSBC Bank USA	4/3/2019	—	(3,659)
GBP	2,333,489	USD	3,093,959	Standard Chartered Bank	5/3/2019	—	(49,962)
HUF	73,187,000	USD	265,912	JPMorgan Chase Bank N.A.	7/11/2019	—	(8,469)
IDR	1,685,448,422	USD	117,913	Nomura Global Financial Products, Inc.	4/22/2019	—	(15)
IDR	1,748,571,000	USD	121,000	HSBC Bank USA	6/19/2019	264	—
IDR	21,807,951,560	USD	1,527,916	Standard Chartered Bank	6/19/2019	—	(15,527)
ILS	901,000	USD	250,000	Bank of America, N.A.	6/14/2019	—	(723)
INR	31,406,029	USD	456,000	BNP Paribas SA	4/25/2019	—	(4,957)
INR	96,595,030	USD	1,396,000	Goldman Sachs Bank USA	4/25/2019	—	(8,734)
INR	55,923,600	USD	760,000	HSBC Bank USA	10/18/2019	26,806	—
JPY	70,800,000	USD	640,444	Barclays Bank PLC Wholesale	4/2/2019	—	(1,628)
JPY	44,894,000	USD	402,305	Citibank N.A.	4/3/2019	2,797	—
JPY	112,327,000	USD	1,010,047	JPMorgan Chase Bank N.A.	4/3/2019	3,539	—
JPY	70,800,000	USD	643,636	Citibank N.A.	5/8/2019	—	(2,842)
JPY	75,000,000	USD	677,415	Bank of America, N.A.	5/15/2019	1,696	—
JPY	315,500,000	USD	2,875,296	Barclays Bank PLC Wholesale	5/15/2019	—	(18,500)
JPY	3,030,800,000	USD	27,618,484	JPMorgan Chase Bank N.A.	5/15/2019	—	(175,138)
KRW	467,561,250	USD	417,000	HSBC Bank USA	4/5/2019	—	(5,382)
KRW	332,644,800	USD	296,000	Standard Chartered Bank	4/5/2019	—	(3,156)
KRW	213,672,172	USD	188,423	Goldman Sachs Bank USA	6/19/2019	—	(203)
KRW 2,674,892,972		USD	2,364,775	HSBC Bank USA	6/19/2019	—	(8,500)
MXN	7,500,000	USD	386,548	Citibank N.A.	4/15/2019	—	(962)
MXN	60,614,718	USD	3,136,434	JPMorgan Chase Bank N.A.	4/15/2019	—	(20,138)
MXN	17,606,637	USD	893,965	BNP Paribas SA	6/26/2019	912	—
MXN	57,903,718	USD	2,974,043	Citibank N.A.	6/26/2019	—	(31,019)
MXN	6,709,000	USD	342,127	BNP Paribas SA	8/14/2019	—	(3,677)
MXN	7,500,000	USD	378,361	Goldman Sachs Bank USA	8/14/2019	—	(7)
MYR	2,649,596	USD	651,487	Goldman Sachs Bank USA	6/19/2019	—	(2,111)
NOK	13,967,000	USD	1,608,850	Citibank N.A.	4/3/2019	10,589	—
NOK	5,167,000	USD	605,121	JPMorgan Chase Bank N.A.	4/3/2019	—	(6,020)
NOK	3,502,000	USD	409,680	Morgan Stanley and Company International PLC	4/3/2019	—	(3,632)
NOK	5,855,000	USD	679,084	JPMorgan Chase Bank N.A.	5/15/2019	894	—
NZD	748,000	USD	514,073	Citibank N.A.	4/2/2019	—	(4,685)
NZD	295,000	USD	201,359	BNP Paribas SA	4/3/2019	—	(460)
NZD	1,174,000	USD	811,391	JPMorgan Chase Bank N.A.	4/3/2019	—	(11,881)
RON	7,032,000	USD	1,669,467	BNP Paribas SA	7/26/2019	—	(23,739)
SEK	4,564,320	EUR	445,000	JPMorgan Chase Bank N.A.	4/23/2019	—	(8,370)
SEK	1,988,000	USD	211,560	Citibank N.A.	4/3/2019	2,281	—
SEK	5,525,000	USD	598,539	JPMorgan Chase Bank N.A.	4/3/2019	—	(4,236)
SEK	13,234,000	USD	1,437,383	Morgan Stanley and Company International PLC	4/3/2019	—	(13,853)
SEK	3,350,000	USD	361,380	Bank of America, N.A.	5/15/2019	95	—
SGD	529,973	USD	391,888	Barclays Bank PLC Wholesale	6/19/2019	—	(264)
THB	19,235,209	USD	615,527	BNP Paribas SA	6/19/2019	—	(8,186)
TRY	549,557	EUR	85,000	Citibank N.A.	6/7/2019	—	(3,243)
TRY	58,255	EUR	9,000	Morgan Stanley and Company International PLC	6/7/2019	—	(332)
TRY	387,206	EUR	57,000	Citibank N.A.	9/5/2019	—	(3,269)
TRY	230,760	EUR	34,000	HSBC Bank USA	9/5/2019	—	(1,982)
TRY	3,298,692	USD	605,671	BNP Paribas SA	4/15/2019	—	(26,331)
TRY	1,132,032	USD	199,145	NatWest Markets PLC	4/15/2019	—	(329)
TRY	1,915,005	USD	341,513	BNP Paribas SA	5/15/2019	—	(13,202)
TWD	16,221,785	USD	527,572	Standard Chartered Bank	6/19/2019	—	(354)
USD	403,632	AUD	572,000	Bank of America, N.A.	4/3/2019	—	(2,526)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	155,467	AUD	221,000	BNP Paribas SA	5/15/2019	—	($1,584)
USD	2,057,629	AUD	2,897,000	Citibank N.A.	5/15/2019	—	(1,084)
USD	908,046	BRL	3,494,963	Bank of America, N.A.	4/2/2019	$15,415	—
USD	853,575	BRL	3,326,127	JPMorgan Chase Bank N.A.	4/2/2019	4,066	—
USD	70,363	CAD	94,000	BNP Paribas SA	4/2/2019	20	—
USD	223,348	CAD	300,000	Citibank N.A.	4/2/2019	—	(1,150)
USD	3,075,447	CAD	4,092,000	HSBC Bank USA	4/2/2019	13,293	—
USD	800,159	CAD	1,065,000	Morgan Stanley and Company International PLC	4/2/2019	3,191	—
USD	598,749	CAD	799,000	JPMorgan Chase Bank N.A.	4/3/2019	820	—
USD	405,378	CAD	544,000	Standard Chartered Bank	4/3/2019	—	(1,723)
USD	1,235,184	CAD	1,657,000	UBS AG	5/3/2019	—	(5,765)
USD	610,149	CHF	608,294	Goldman Sachs Bank USA	4/3/2019	—	(799)
USD	1,212,056	CHF	1,223,000	Morgan Stanley and Company International PLC	4/3/2019	—	(16,280)
USD	286,940	CNY	1,988,351	BNP Paribas SA	4/15/2019	—	(8,812)
USD	695,976	CNY	4,708,178	Citibank N.A.	4/15/2019	—	(4,329)
USD	398,093	CNY	2,698,631	HSBC Bank USA	4/15/2019	—	(3,308)
USD	491,782	CNY	3,332,807	JPMorgan Chase Bank N.A.	4/15/2019	—	(3,947)
USD	286,961	CNY	1,988,351	Nomura Global Financial Products, Inc.	4/15/2019	—	(8,791)
USD	590,556	CNY	4,102,886	Standard Chartered Bank	4/15/2019	—	(19,717)
USD	780,108	CNY	5,332,266	Bank of America, N.A.	7/12/2019	—	(12,761)
USD	951,920	CNY	6,415,940	Citibank N.A.	7/12/2019	—	(2,084)
USD	6,121,861	CNY	41,786,248	HSBC Bank USA	7/12/2019	—	(91,449)
USD	318,896	CNY	2,170,000	JPMorgan Chase Bank N.A.	7/12/2019	—	(3,767)
USD	410,865	COP	1,298,006,000	HSBC Bank USA	6/11/2019	5,224	—
USD	101,956	DKK	665,000	HSBC Bank USA	4/1/2019	2,038	—
USD	54,083	DKK	355,000	NatWest Markets PLC	4/1/2019	743	—
USD	4,301,702	DKK	27,959,104	UBS AG	4/1/2019	100,737	—
USD	4,260,061	DKK	28,047,108	Morgan Stanley and Company International PLC	7/1/2019	11,463	—
USD	63,792,915	EUR	55,886,589	JPMorgan Chase Bank N.A.	4/2/2019	1,102,118	—
USD	612,921	EUR	545,000	Citibank N.A.	4/3/2019	1,515	—
USD	1,834,935	EUR	1,610,121	Morgan Stanley and Company International PLC	4/3/2019	28,627	—
USD	63,061,812	EUR	55,886,589	Bank of America, N.A.	5/3/2019	206,512	—
USD	546,973	EUR	479,000	Bank of America, N.A.	5/15/2019	7,707	—
USD	417,412	EUR	368,000	Barclays Bank PLC Wholesale	5/15/2019	3,111	—
USD	371,981	EUR	329,000	BNP Paribas SA	5/15/2019	1,587	—
USD	3,524,480	EUR	3,104,000	Citibank N.A.	5/15/2019	29,943	—
USD	379,386	EUR	333,000	HSBC Bank USA	5/15/2019	4,488	—
USD	1,362,064	EUR	1,167,000	Citibank N.A.	5/28/2019	46,812	—
USD	134,041	GBP	103,000	Bank of America, N.A.	4/2/2019	—	(111)
USD	732,339	GBP	556,000	Citibank N.A.	4/2/2019	8,178	—
USD	3,089,277	GBP	2,333,489	Standard Chartered Bank	4/2/2019	50,025	—
USD	410,045	GBP	311,000	Citibank N.A.	4/3/2019	4,962	—
USD	609,633	GBP	462,000	JPMorgan Chase Bank N.A.	4/3/2019	7,870	—
USD	410,466	GBP	313,000	Standard Chartered Bank	4/3/2019	2,778	—
USD	825,563	GBP	616,000	Citibank N.A.	6/18/2019	20,182	—
USD	467,000	HKD	3,655,744	HSBC Bank USA	6/24/2019	148	—
USD	103,772	HUF	28,497,000	HSBC Bank USA	6/14/2019	3,722	—
USD	227,000	IDR	3,299,131,527	BNP Paribas SA	6/19/2019	—	(1,796)
USD	1,142,598	INR	82,472,693	BNP Paribas SA	6/19/2019	—	(33,383)
USD	620,000	INR	45,571,147	HSBC Bank USA	10/18/2019	—	(21,154)
USD	641,841	JPY	70,800,000	Citibank N.A.	4/2/2019	3,025	—
USD	807,352	JPY	89,671,000	Goldman Sachs Bank USA	4/3/2019	—	(1,797)
USD	615,624	JPY	67,698,000	Standard Chartered Bank	4/3/2019	4,749	—
USD	68,703	JPY	7,600,000	Bank of America, N.A.	5/15/2019	—	(114)
USD	1,573,544	JPY	173,200,000	HSBC Bank USA	5/15/2019	5,249	—
USD	278,219	JPY	30,756,989	Morgan Stanley and Company International PLC	5/15/2019	—	(280)
USD	1,684,385	JPY	184,900,000	Royal Bank of Canada	5/15/2019	10,149	—
USD	705,711	KRW	800,206,050	HSBC Bank USA	4/5/2019	1,249	—
USD	3,146,494	MXN	60,614,718	Citibank N.A.	4/15/2019	30,198	—
USD	384,571	MXN	7,500,000	JPMorgan Chase Bank N.A.	4/15/2019	—	(1,016)
USD	381,261	MXN	7,500,000	Goldman Sachs Bank USA	6/26/2019	65	—
USD	1,272,257	MXN	25,323,000	HSBC Bank USA	6/26/2019	—	(14,814)
USD	720,799	MXN	14,209,000	Citibank N.A.	8/14/2019	3,995	—
USD	810,539	NOK	7,004,000	Citibank N.A.	4/3/2019	—	(1,557)
USD	1,220,038	NOK	10,435,000	JPMorgan Chase Bank N.A.	4/3/2019	10,126	—
USD	947,440	NOK	8,235,000	Citibank N.A.	5/15/2019	—	(8,941)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	789,947	NZD	1,155,000	JPMorgan Chase Bank N.A.	4/2/2019	$3,393	—
USD	806,454	NZD	1,176,000	JPMorgan Chase Bank N.A.	4/3/2019	5,581	—
USD	201,422	NZD	296,000	Standard Chartered Bank	4/3/2019	—	($158)
USD	21,499	PEN	71,692	BNP Paribas SA	4/10/2019	—	(101)
USD	840,000	PEN	2,785,774	Citibank N.A.	4/26/2019	1,517	—
USD	158,464	PLN	592,000	HSBC Bank USA	4/15/2019	4,208	—
USD	2,024,179	SEK	18,800,000	JPMorgan Chase Bank N.A.	4/3/2019	1,938	—
USD	238,504	SEK	2,215,000	Bank of America, N.A.	5/15/2019	—	(501)
USD	8,518,338	SEK	78,363,835	HSBC Bank USA	5/15/2019	62,642	—
USD	81,750	SEK	755,000	JPMorgan Chase Bank N.A.	5/15/2019	283	—
USD	60,846	SEK	565,000	Morgan Stanley and Company International PLC	5/15/2019	—	(119)
USD	257,892	TRY	1,448,420	BNP Paribas SA	4/15/2019	3,510	—
USD	516,787	TRY	2,982,304	JPMorgan Chase Bank N.A.	4/15/2019	—	(6,986)
USD	117,500	TRY	685,848	JPMorgan Chase Bank N.A.	5/15/2019	—	(83)
USD	200,403	TRY	1,162,711	NatWest Markets PLC	5/15/2019	1,067	—
USD	92,703	TRY	538,000	BNP Paribas SA	6/7/2019	2,016	—
USD	543,889	TWD	16,707,194	Standard Chartered Bank	6/19/2019	896	—
ZAR	11,278,000	USD	780,162	Goldman Sachs Bank USA	5/9/2019	—	(1,969)

						$2,159,649	($1,556,429)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

	Exercise		Expiration	Number of	Notional
Name of issuer	price		date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	125.00	Apr 2019	14	14,000	$4,139	$(4,047)
Euro BUND Futures	EUR	164.00	Apr 2019	6	600,000	3,067	(16,532)
Euro BUND Futures	EUR	165.00	May 2019	7	700,000	5,176	(14,684)
Euro BUND Futures	EUR	165.50	May 2019	7	700,000	4,634	(12,020)

						$17,016	$(47,283)
Puts
10-Year U.S. Treasury Note Futures	USD	123.00	Apr 2019	14	14,000	1,733	(1,422)
Euro BUND Futures	EUR	161.50	May 2019	14	1,400,000	5,370	(996)

						$7,103	$(2,418)
						$24,119	$(49,701)

Foreign currency options

		Exercise		Expiration	Notional
Description	Counterparty (OTC)	price		date	amount*	Premium	Value
Calls
Euro versus Turkish Lira	Citibank N.A.	EUR	6.84	Jun 2019	480,000	$7,993	$(24,296)
Euro versus Turkish Lira	Nomura Global Financial Products, Inc.	EUR	7.30	Sep 2019	445,000	12,474	(35,846)
U.S. Dollar versus Chinese Yuan Renminbi	Morgan Stanley	USD	6.78	Apr 2019	1,000,000	2,545	(1,007)
U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA	USD	6.80	Apr 2019	1,000,000	2,375	(1,626)

						$25,387	$(62,775)
Puts
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2019	700,000	22,220	(20,978)
U.S. Dollar versus Chinese Yuan Renminbi	Morgan Stanley	USD	6.67	Apr 2019	1,000,000	2,545	(1,029)
U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA	USD	6.70	Apr 2019	1,000,000	2,565	(3,526)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	USD	72.00	Oct 2019	900,000	17,258	(26,420)
U.S. Dollar versus Indian Rupee	HSBC Bank USA	USD	72.00	Oct 2019	200,000	3,785	(5,871)
U.S. Dollar versus Mexican Peso	Morgan Stanley	USD	18.50	May 2019	830,000	4,225	(1,103)

						$52,598	$(58,927)
						$77,985	$(121,702)

*	For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration	Notional
Description	Counterparty (OTC)	index	rate	rate	date	amount*		Premium	Value
Calls
5-Year Interest Rate Swap	Goldman Sachs & Company LLC	3 month USD LIBOR	Receive	2.460%	Apr 2019	USD	400,000	$740	$(3,232)
5-Year Interest Rate Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3 month USD LIBOR	Receive	2.460%	Apr 2019	USD	1,800,000	3,132	(14,543)

								$3,872	$(17,775)
Puts
5-Year Interest Rate Swap	Goldman Sachs & Company LLC	3 month USD LIBOR	Pay	2.760%	Apr 2019	USD	400,000	520	—
5-Year Interest Rate Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	3 month USD LIBOR	Pay	2.760%	Apr 2019	USD	1,800,000	2,772	—

								$3,292	—
								$7,164	$(17,775)

*	For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration	Notional
Description	(OTC)	Index	protection	rate	date	amount*		Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas SA	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	400,000	$420	$(1)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.000%	Apr 2019	USD	400,000	388	(1)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.050%	Apr 2019	USD	500,000	475	(1)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	1.100%	Apr 2019	USD	1,200,000	1,068	(2)
5-Year Credit Default Swap	Citibank N.A.	CDX.NA.IG.31	Sell	1.100%	May 2019	USD	400,000	392	(17)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.31	Sell	1.200%	May 2019	USD	400,000	400	(13)
5-Year Credit Default Swap	BNP Paribas SA	CDX.NA.IG.32	Sell	0.950%	Jun 2019	USD	1,200,000	1,100	(617)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	1.000%	Jun 2019	USD	400,000	370	(88)
5-Year Credit Default Swap	Merrill Lynch, Pierce, Fenner & Smith, Inc.	CDX.NA.IG.32	Sell	0.950%	Jun 2019	USD	500,000	495	(257)
5-Year Credit Default Swap	Goldman Sachs International	CDX.NA.IG.31	Sell	2.400%	Sep 2019	USD	500,000	850	(17)
5-Year Credit Default Swap	Goldman Sachs International	iTraxx Europe Series 30 Version 1	Sell	2.400%	Sep 2019	EUR	500,000	966	(35)

								$6,924	$(1,049)

*	For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

Description	Counterparty (OTC)	Initial index	Exercise index	Expiration date	Notional amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Index Initial)) or $ 0	Sep 2020	USD 2,000,000	$25,800	—

						$25,800	—

*	For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	1,200,000	ILS	ILS TELBOR Reuters	Fixed 1.180%	Annual	Quarterly	Jan 2024	—	$5,299	$5,299
Goldman Sachs Bank USA	1,389,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.785%	Quarterly	Quarterly	Mar 2029	—	18,137	18,137
Nomura Global Financial Products, Inc.	1,250,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.725%	Quarterly	Quarterly	Mar 2024	—	6,240	6,240
Standard Chartered Bank	216,000,000	KRW	KRW CD KSDA Bloomberg	Fixed 1.795%	Quarterly	Quarterly	Mar 2029	—	3,123	3,123

								—	$32,799	$32,799
Centrally cleared	64,900,000	BRL	Fixed 6.450%	BRL CDI	Annual	Annual	Jan 2020	$(807)	7,834	7,027
Centrally cleared	40,800,000	BRL	Fixed 6.370%	BRL CDI	Annual	Annual	Jan 2020	(24)	10,741	10,717
Centrally cleared	1,820,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	1,531	7,622	9,153
Centrally cleared	14,400,000	USD	1 month LIBOR + 0.117%	3 month LIBOR	Quarterly	Quarterly	Mar 2020	—	(365)	(365)
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	812,141	(452,610)	359,531
Centrally cleared	16,600,000	GBP	GBP LIBOR BBA	Fixed 1.500%	At Maturity	Quarterly	Dec 2020	47,059	94,347	141,406
Centrally cleared	900,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	853	9,003	9,856
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Sep 2021	(40,689)	54,972	14,283

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	12,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2021	$32,894	$13,935	$46,829
Centrally cleared	16,600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2021	(7,255)	(111,047)	(118,302)
Centrally cleared	29,600,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Apr 2022	—	(41)	(41)
Centrally cleared	7,000,000	USD	1 month LIBOR + 0.084%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	3,947	3,947
Centrally cleared	4,900,000	USD	1 month LIBOR + 0.070%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	—	4,690	4,690
Centrally cleared	25,500,000	USD	1 month LIBOR + 0.085%	3 month LIBOR	Quarterly	Quarterly	Jun 2022	(1,231)	15,547	14,316
Centrally cleared	8,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(30,090)	(61)	(30,151)
Centrally cleared	16,300,000	USD	1 month LIBOR + 0.073%	3 month LIBOR	Quarterly	Quarterly	Apr 2023	—	(214)	(214)
Centrally cleared	15,200,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	60,828	41,573	102,401
Centrally cleared	8,200,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	2,957	(5,059)	(2,102)
Centrally cleared	25,200,000	USD	USD LIBOR BBA	Fixed 2.750%	Semi-Annual	Quarterly	Dec 2023	(477,879)	993,670	515,791
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	943,530	127,735	1,071,265
Centrally cleared	1,620,000,000	JPY	JPY LIBOR BBA	Fixed 0.100%	Semi-Annual	Semi-Annual	Mar 2024	(44,880)	153,392	108,512
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	73,935	17,565	91,500
Centrally cleared	11,400,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Jun 2024	247,208	145,056	392,264
Centrally cleared	15,300,000	EUR	EUR EURIBOR Reuters	Fixed 0.250%	Annual	Semi-Annual	Sep 2024	63,813	83,342	147,155
Centrally cleared	6,200,000	GBP	Fixed 1.250%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2024	14,265	(83,420)	(69,155)
Centrally cleared	1,200,000	USD	Fixed 2.696%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(51,331)	(51,331)
Centrally cleared	1,200,000	USD	Fixed 2.684%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	(33)	(50,181)	(50,214)
Centrally cleared	1,200,000	USD	Fixed 2.673%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Apr 2025	—	(49,309)	(49,309)
Centrally cleared	1,900,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2026	(54,300)	(29,552)	(83,852)
Centrally cleared	445,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(95,137)	(26,720)	(121,857)
Centrally cleared	3,600,000	USD	USD LIBOR BBA	Fixed 3.200%	Semi-Annual	Quarterly	Oct 2028	(12,050)	286,718	274,668
Centrally cleared	3,200,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	40,252	(226,232)	(185,980)
Centrally cleared	900,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	(23,972)	(30,046)	(54,018)
Centrally cleared	2,900,000	CZK	CZK PRIBOR PRBO	Fixed 1.913%	Annual	Semi-Annual	Jan 2029	—	1,632	1,632
Centrally cleared	4,600,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Mar 2029	(21,956)	40,976	19,020
Centrally cleared	1,191,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(111,929)	(276,183)	(388,112)
Centrally cleared	9,800,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Jun 2029	22,889	518,495	541,384
Centrally cleared	1,700,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2029	13,149	48,799	61,948
Centrally cleared	4,700,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2029	(71,143)	(177,789)	(248,932)
Centrally cleared	5,100,000	CAD	CAD BA CDOR	Fixed 2.500%	Semi-Annual	Semi-Annual	Dec 2056	55,839	89,127	144,966
Centrally cleared	100,000	USD	Fixed 3.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2029	(2,143)	(2,945)	(5,088)
Centrally cleared	12,050,000	EUR	EUR EURIBOR Reuters	Fixed 0.750%	Annual	Semi-Annual	Sep 2029	105,730	167,946	273,676
Centrally cleared	400,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2029	2,926	10,936	13,862
Centrally cleared	70,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	20,863	95,412	116,275
Centrally cleared	2,100,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(77,965)	4,098	(73,867)
Centrally cleared	90,000,000	JPY	JPY LIBOR BBA	Fixed 1.000%	Semi-Annual	Semi-Annual	Mar 2048	66,592	41,712	108,304
Centrally cleared	4,300,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	458,556	(380,509)	78,047
Centrally cleared	2,000,000	CAD	CAD BA CDOR	Fixed 2.750%	Semi-Annual	Semi-Annual	Dec 2048	(12,599)	159,020	146,421
Centrally cleared	100,000	USD	USD LIBOR BBA	Fixed 3.000%	Semi-Annual	Quarterly	Dec 2048	1,663	7,153	8,816
Centrally cleared	12,000,000	JPY	JPY LIBOR BBA	Fixed 0.724%	Semi-Annual	Semi-Annual	Jan 2049	—	6,186	6,186
Centrally cleared	700,000	CAD	CAD BA CDOR	Fixed 2.565%	Semi-Annual	Semi-Annual	Mar 2049	(7)	28,955	28,948
				EUR EURIBOR
Centrally cleared	2,850,000	EUR	Fixed 1.250%	Reuters	Annual	Semi-Annual	Sep 2049	(11,245)	(126,704)	(137,949)
Centrally cleared	1,200,000	GBP	GBP LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Sep 2049	(19,178)	75,787	56,609
Centrally cleared	700,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(50,248)	(50,248)

								$1,972,961	$1,237,357	$3,210,318
								$1,972,961	$1,270,156	$3,243,117

Credit default swaps - Buyer

								Unamortized
Counterparty								upfront
(OTC)/				USD	Pay	Fixed		payment	Unrealized
Centrally	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Government of Japan	300,000	USD	$300,000	1.000%	Quarterly	Jun 2022	$(6,764)	$(1,779)	$(8,543)
BNP Paribas SA	Commerzbank AG	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	39,334	(30,149)	9,185

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Credit default swaps – Buyer (continued)

								Unamortized
Counterparty								upfront
(OTC)/				USD	Pay	Fixed		payment	Unrealized
Centrally	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	$(52,746)	$(12,748)	$(65,494)
BNP Paribas SA	Republic of Korea	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2023	(39,566)	(17,717)	(57,283)
Citibank N.A.	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(13,584)	(3,501)	(17,085)
Goldman Sachs International	People’s Republic of China	1,700,000	USD	1,700,000	1.000%	Quarterly	Jun 2023	(27,806)	(16,642)	(44,448)
HSBC Bank USA	Republic of Korea	900,000	USD	900,000	1.000%	Quarterly	Jun 2023	(19,019)	(8,116)	(27,135)

				$9,007,340				$(120,151)	$(90,652)	$(210,803)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(4,408)	(2,854)	(7,262)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(1,366)	(1,763)	(3,129)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(20,051)	(2,780)	(22,831)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(1,442)	(1,838)	(3,280)
Centrally cleared	CDX.NA.IG.31	15,300,000	USD	15,300,000	1.000%	Quarterly	Dec 2023	(239,713)	(120,464)	(360,177)
	iTraxx Europe Series 30
Centrally cleared	Version 1	9,900,000	EUR	11,301,840	1.000%	Quarterly	Dec 2023	(93,733)	(119,371)	(213,104)

				$29,057,260				$(360,713)	$(249,070)	$(609,783)
				$38,064,600				$(480,864)	$(339,722)	$(820,586)

Credit default swaps – Seller

									Unamortized
Counterparty									upfront
(OTC)/		Implied			USD	Received	Fixed		payment	Unrealized
Centrally	Reference	credit	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	spread	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Credit Suisse Securities (USA) LLC	Deutsche Bank AG	0.770%	600,000	EUR	$680,370	1.000%	Quarterly	Dec 2019	$(3,295)	$5,745	$2,450
Goldman Sachs International	Republic of South Africa	1.987%	500,000	USD	500,000	1.000%	Quarterly	Jun 2024	(22,048)	(1,199)	(23,247)
JPMorgan Chase Bank N.A.	A.P. Moller – Maersk A/S	0.745%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(4,806)	24,111	19,305

					$2,714,434				$(30,149)	$28,657	$(1,492)
Centrally cleared	Daimler AG	0.375%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	2,111	830	2,941
Centrally cleared	Exelon Generation Company LLC	0.749%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(25,430)	49,343	23,913
Centrally cleared	CDX.EM.30	1.707%	100,000	USD	100,000	1.000%	Quarterly	Dec 2023	(4,287)	890	(3,397)
Centrally cleared	Tesco PLC	1.583%	1,000,000	EUR	1,223,300	1.000%	Quarterly	Jun 2025	(28,997)	(12,246)	(41,243)
Centrally cleared	Royal Dutch Shell PLC	0.619%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(15,435)	42,249	26,814

					$3,807,305				$(72,038)	$81,066	$9,028
					$6,521,739				$(102,187)	$109,723	$7,536

Total return swaps

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	500,000	Jun 2019	Goldman Sachs International	—	$(9,414)	$(9,414)
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	Quarterly	USD	700,000	Sep 2019	Goldman Sachs International	—	(13,765)	(13,765)

								—	$(23,179)	$(23,179)

*

Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Currency swaps

					Notional		Notional		Unamortized
					amount of		amount of		upfront	Unrealized
			Payment	Maturity	currency		currency		payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date	received		delivered		paid	(depreciation)	Value
Citibank N.A.	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	12,400,000	USD	14,034,320	$248,613	$(379,950)	$(131,337)
Goldman Sachs International	Floating rate equal to 3 Month EURIBOR less 0.299% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	18,000,000	USD	20,372,400	431,990	(624,137)	(192,147)
Morgan Stanley Capital Services LLC	Floating rate equal to 3 Month EURIBOR less 0.270% based on the notional amount of the currency received	Floating rate equal to 3 Month USD LIBOR based on the notional amount of the currency delivered	Quarterly	Jun 2019	EUR	26,700,000	USD	30,219,060	531,949	(814,746)	(282,797)

									$1,212,552	$(1,818,833)	$(606,281)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CDI	Brazil Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.8%
Canada – 2.0%
Husky Energy, Inc.	120,630	$1,196,055
Wheaton Precious Metals Corp.	115,525	2,749,916

		3,945,971
China – 4.5%
Baidu, Inc., ADR (A)	16,160	2,663,976
China Life Insurance Company, Ltd., H Shares	1,227,710	3,310,069
China Telecom Corp., Ltd., ADR (B)	48,010	2,689,040
China Telecom Corp., Ltd., H Shares	356,900	198,588

		8,861,673
Denmark – 2.0%
A.P. Moller – Maersk A/S, Series B	1,540	1,952,486
Vestas Wind Systems A/S	24,210	2,040,569

		3,993,055
France – 7.3%
BNP Paribas SA	79,928	3,803,648
Cie de Saint-Gobain	33,340	1,208,880
Credit Agricole SA	167,298	2,019,955
Sanofi	44,494	3,934,363
Veolia Environnement SA	149,170	3,337,529

		14,304,375
Germany – 5.7%
Bayer AG	52,240	3,363,849
E.ON SE	207,760	2,312,013
Merck KGaA	23,262	2,655,858
Siemens AG	26,789	2,880,969

		11,212,689
Hong Kong – 4.1%
China Mobile, Ltd.	247,250	2,523,021
CK Hutchison Holdings, Ltd.	251,040	2,639,775
Kunlun Energy Company, Ltd.	2,475,550	2,591,359
Value Partners Group, Ltd.	342,600	266,956

		8,021,111
India – 1.7%
Bharti Airtel, Ltd.	466,170	2,230,044
Hero MotoCorp, Ltd.	32,200	1,186,110

		3,416,154
Ireland – 1.0%
Bank of Ireland Group PLC	138,600	827,170
Perrigo Company PLC	22,700	1,093,232

		1,920,402

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel – 1.4%
Teva Pharmaceutical Industries, Ltd., ADR (A)	181,760	$2,849,997
Italy – 2.0%
Eni SpA	224,262	3,962,399
Japan – 7.1%
Mitsui Fudosan Company, Ltd.	91,210	2,297,721
Panasonic Corp.	247,870	2,137,160
Seven & i Holdings Company, Ltd.	54,500	2,056,296
Sumitomo Mitsui Financial Group, Inc.	27,500	963,015
Suntory Beverage & Food, Ltd.	40,300	1,895,370
Taiheiyo Cement Corp.	33,920	1,132,892
Takeda Pharmaceutical Company, Ltd.	84,660	3,467,017

		13,949,471
Luxembourg – 1.7%
SES SA	219,163	3,410,071
Netherlands – 5.7%
Aegon NV	395,006	1,897,405
Akzo Nobel NV	11,295	1,003,378
ING Groep NV	274,866	3,330,649
Royal Dutch Shell PLC, B Shares	159,355	5,036,533

		11,267,965
Singapore – 2.0%
Singapore Telecommunications, Ltd.	1,792,250	4,001,583
South Korea – 3.0%
KB Financial Group, Inc., ADR	58,548	2,169,789
Samsung Electronics Company, Ltd.	92,890	3,663,854

		5,833,643
Spain – 0.9%
Telefonica SA	223,304	1,870,599
Sweden – 0.2%
Getinge AB, B Shares	31,772	370,510
Switzerland – 3.6%
Novartis AG	7,450	716,091
Roche Holding AG	15,162	4,177,963
UBS Group AG (A)	183,290	2,223,958

		7,118,012
Taiwan – 0.3%
Catcher Technology Company, Ltd.	78,520	606,586
Thailand – 1.5%
Bangkok Bank PCL	311,130	2,120,133
Bangkok Bank PCL, NVDR	126,340	825,091

		2,945,224

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom – 7.6%
BP PLC	552,738	$4,013,714
HSBC Holdings PLC (B)	299,989	2,442,426
Kingfisher PLC	878,882	2,695,295
Man Group PLC	34,170	60,530
Standard Chartered PLC	477,298	3,679,196
Vodafone Group PLC	1,178,278	2,147,128

		15,038,289
United States – 32.5%
Advance Auto Parts, Inc.	3,984	679,392
Allergan PLC	25,608	3,749,267
Alphabet, Inc., Class A (A)	1,910	2,247,860
AmerisourceBergen Corp.	28,690	2,281,429
Amgen, Inc.	6,158	1,169,897
Apache Corp.	88,180	3,056,319
Capital One Financial Corp.	31,060	2,537,291
Cardinal Health, Inc.	35,190	1,694,399
Celgene Corp. (A)	21,070	1,987,744
Citigroup, Inc.	71,170	4,428,197
Comcast Corp., Class A	76,850	3,072,463
CommScope Holding Company, Inc. (A)	73,740	1,602,370
Coty, Inc., Class A	272,927	3,138,661
Eli Lilly & Company	12,800	1,660,928
Exxon Mobil Corp.	39,260	3,172,208
Gilead Sciences, Inc.	46,960	3,052,870
Kellogg Company	69,430	3,983,893
Mattel, Inc. (A)(B)	152,960	1,988,480
Navistar International Corp. (A)	68,960	2,227,408
Oracle Corp.	94,910	5,097,616
The Kroger Company	105,820	2,603,172
United Parcel Service, Inc., Class B	27,190	3,038,211
Walgreens Boots Alliance, Inc.	57,490	3,637,392
Wells Fargo & Company	40,870	1,974,838

		64,082,305

TOTAL COMMON STOCKS (Cost $202,260,844)		$192,982,084

SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust, 2.6031% (C)(D)	484,251	4,845,849

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,846,041)		$4,845,849

SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 1.2%
Federal Home Loan Bank Discount Note 2.200%, 04/01/2019 *	$2,400,000	2,400,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,400,000)		$2,400,000

Total Investments (Global Trust) (Cost $209,506,885) – 101.5%		$200,227,933
Other assets and liabilities, net – (1.5%)		(2,866,793)

TOTAL NET ASSETS – 100.0%		$197,361,140

Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $4,576,725.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	14,867	$222,856
Health care – 98.3%
Biotechnology – 32.6%
Abcam PLC	32,779	485,257
Abeona Therapeutics, Inc. (C)	17,221	126,747
ACADIA Pharmaceuticals, Inc. (C)	59,205	1,589,654
Acceleron Pharma, Inc. (C)	30,917	1,439,805
Acerta Pharma BV, Class B (A)(B)(C)	4,276,305	378,881
Agios Pharmaceuticals, Inc. (C)	16,437	1,108,511
Aimmune Therapeutics, Inc. (C)	27,035	604,232
Alder Biopharmaceuticals, Inc. (C)	60,993	832,554
Alexion Pharmaceuticals, Inc. (C)	45,931	6,208,953
Alkermes PLC (C)	14,333	523,011
Allakos, Inc. (C)	7,235	293,018
Allogene Therapeutics, Inc. (C)	7,797	225,411
Alnylam Pharmaceuticals, Inc. (C)	14,300	1,336,335
Amarin Corp. PLC, ADR (C)	80,307	1,667,173
Amgen, Inc.	15,400	2,925,692
AnaptysBio, Inc. (C)	6,032	440,638
Apellis Pharmaceuticals, Inc. (C)	6,333	123,494
Argenx SE, ADR (C)	17,591	2,196,060
Array BioPharma, Inc. (C)	78,084	1,903,688
Ascendis Pharma A/S, ADR (C)	25,018	2,944,619
Atara Biotherapeutics, Inc. (C)	18,212	723,927
Audentes Therapeutics, Inc. (C)	10,074	393,087
Autolus Therapeutics PLC, ADR (C)	4,251	133,779
Avrobio, Inc. (C)	5,956	131,330
BeiGene, Ltd., ADR (C)	7,482	987,624
Biogen, Inc. (C)	7,829	1,850,619
BioMarin Pharmaceutical, Inc. (C)	30,593	2,717,576
Bluebird Bio, Inc. (C)	15,807	2,486,915
Blueprint Medicines Corp. (C)	18,752	1,501,098
Cara Therapeutics, Inc. (C)	15,547	305,032
CareDx, Inc. (C)	7,569	238,575
Celgene Corp. (C)	33,484	3,158,881
Corvus Pharmaceuticals, Inc. (C)	14,503	58,302
CRISPR Therapeutics AG (C)	7,600	271,472
CytomX Therapeutics, Inc. (C)	11,390	122,443
Denali Therapeutics, Inc. (C)	9,400	218,268
Dicerna Pharmaceuticals, Inc. (C)	13,578	198,918
Editas Medicine, Inc. (C)	3,834	93,741
Enanta Pharmaceuticals, Inc. (C)	12,723	1,215,301
Epizyme, Inc. (C)	7,591	94,052
Exact Sciences Corp. (C)	20,750	1,797,365
Exelixis, Inc. (C)	45,217	1,076,165
Fate Therapeutics, Inc. (C)	16,003	281,173
FibroGen, Inc. (C)	18,847	1,024,334
Five Prime Therapeutics, Inc. (C)	8,946	119,876
Forty Seven, Inc. (C)	5,922	95,700
G1 Therapeutics, Inc. (C)	15,444	256,370
Galapagos NV (C)	3,120	366,870
Global Blood Therapeutics, Inc. (C)	15,135	801,096
GlycoMimetics, Inc. (C)	22,854	284,761
Homology Medicines, Inc. (C)	10,030	278,132
ImmunoGen, Inc. (C)	16,732	45,344
Immunomedics, Inc. (C)	69,149	1,328,352
Incyte Corp. (C)	36,384	3,129,388
InflaRx NV (C)	1,455	54,984
Insmed, Inc. (C)	39,246	1,140,881
Intercept Pharmaceuticals, Inc. (C)	3,500	391,510
Ionis Pharmaceuticals, Inc. (C)	26,370	2,140,453
Iovance Biotherapeutics, Inc. (C)	40,834	388,331
Ironwood Pharmaceuticals, Inc. (C)	17,067	230,917
Krystal Biotech, Inc. (C)	3,109	102,286

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc. (C)	1,752	$219,456
Minerva Neurosciences, Inc. (C)	22,176	174,303
Mirati Therapeutics, Inc. (C)	7,100	520,430
Moderna, Inc. (C)	848	17,257
Momenta Pharmaceuticals, Inc. (C)	20,639	299,885
Myovant Sciences, Ltd. (C)	16,159	385,715
Neurocrine Biosciences, Inc. (C)	32,764	2,886,508
Orchard Therapeutics PLC, ADR (C)	14,115	252,376
PhaseBio Pharmaceuticals, Inc. (C)	12,843	122,137
Principia Biopharma, Inc. (C)	6,362	216,308
ProQR Therapeutics NV (C)	9,700	134,539
PTC Therapeutics, Inc. (C)	27,110	1,020,420
Puma Biotechnology, Inc. (C)	14,700	570,213
Regeneron Pharmaceuticals, Inc. (C)	11,700	4,804,254
REGENXBIO, Inc. (C)	12,400	710,644
Rhythm Pharmaceuticals, Inc. (C)	7,091	194,364
Rocket Pharmaceuticals, Inc. (C)	9,593	168,261
Sage Therapeutics, Inc. (C)	44,312	7,047,824
Sarepta Therapeutics, Inc. (C)	30,065	3,583,447
Scholar Rock Holding Corp. (C)	5,387	101,222
Seattle Genetics, Inc. (C)	22,448	1,644,092
Stemline Therapeutics, Inc. (C)	18,739	240,796
Tocagen, Inc. (C)	13,170	143,158
Ultragenyx Pharmaceutical, Inc. (C)	20,308	1,408,563
Vertex Pharmaceuticals, Inc. (C)	62,966	11,582,596
Xencor, Inc. (C)	34,880	1,083,373
Y-mAbs Therapeutics, Inc. (C)	8,346	218,749
Zai Lab, Ltd., ADR (C)	3,797	112,049
Zeneca, Inc. (B)(C)	13,151	8,088

		99,459,988
Health care equipment and supplies – 22.9%
ABIOMED, Inc. (C)	2,059	588,030
Align Technology, Inc. (C)	3,301	938,573
AtriCure, Inc. (C)	15,800	423,282
Becton, Dickinson and Company	55,006	13,736,648
Danaher Corp.	46,487	6,137,214
DexCom, Inc. (C)	9,310	1,108,821
GenMark Diagnostics, Inc. (C)	56,834	402,953
Hologic, Inc. (C)	75,400	3,649,360
ICU Medical, Inc. (C)	6,963	1,666,455
Insulet Corp. (C)	7,800	741,702
Integer Holdings Corp. (C)	2,300	173,466
Intuitive Surgical, Inc. (C)	28,001	15,976,811
Lantheus Holdings, Inc. (C)	23,644	578,805
Nevro Corp. (C)	14,900	931,399
Novocure, Ltd. (C)	23,000	1,107,910
NuVasive, Inc. (C)	7,400	420,246
Penumbra, Inc. (C)	8,229	1,209,745
Quidel Corp. (C)	20,029	1,311,299
Shockwave Medical, Inc. (C)	4,275	143,084
SI-BONE, Inc. (C)	5,910	111,344
Stryker Corp.	43,341	8,560,714
Tandem Diabetes Care, Inc. (C)	3,700	234,950
Teleflex, Inc.	8,435	2,548,720
The Cooper Companies, Inc.	9,835	2,912,832
ViewRay, Inc. (C)	23,885	176,510
West Pharmaceutical Services, Inc.	15,910	1,753,282
Wright Medical Group NV (C)	47,328	1,488,462
Zimmer Biomet Holdings, Inc.	5,850	747,045

		69,779,662
Health care providers and services – 18.7%
Acadia Healthcare Company, Inc. (C)	18,416	539,773
Anthem, Inc.	31,100	8,925,078
Centene Corp. (C)	80,218	4,259,576
Cigna Corp.	40,920	6,580,754

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Covetrus, Inc. (C)	9,600	$305,760
DaVita, Inc. (C)	5,126	278,291
Guardant Health, Inc. (C)	6,194	475,080
HCA Healthcare, Inc.	43,107	5,620,291
Humana, Inc.	14,646	3,895,836
Molina Healthcare, Inc. (C)	13,609	1,931,934
Patterson Companies, Inc.	13,000	284,050
UnitedHealth Group, Inc.	80,490	19,901,957
Universal Health Services, Inc., Class B	4,653	622,432
WellCare Health Plans, Inc. (C)	13,357	3,603,051

		57,223,863
Health care technology – 0.4%
HTG Molecular Diagnostics, Inc. (C)	38,859	97,148
Inspire Medical Systems, Inc. (C)	3,863	219,341
Teladoc Health, Inc. (C)	14,500	806,200

		1,122,689
Life sciences tools and services – 7.2%
Agilent Technologies, Inc.	76,712	6,166,111
Bruker Corp.	35,302	1,357,009
Illumina, Inc. (C)	7,026	2,182,908
Lonza Group AG (C)	1,535	476,551
Mettler-Toledo International, Inc. (C)	1,596	1,153,908
Quanterix Corp. (C)	18,700	483,021
Thermo Fisher Scientific, Inc.	36,900	10,100,268

		21,919,776
Pharmaceuticals – 16.5%
Allergan PLC	13,667	2,000,985
Amneal Pharmaceuticals, Inc. (C)	41,502	588,083
AstraZeneca PLC, ADR	95,300	3,852,979
Bristol-Myers Squibb Company	46,252	2,206,683
Catalent, Inc. (C)	12,900	523,611
Chugai Pharmaceutical Company, Ltd.	14,600	1,005,633
Daiichi Sankyo Company, Ltd.	33,000	1,523,863
Eisai Company, Ltd.	5,400	303,841
Elanco Animal Health, Inc. (C)	49,700	1,593,879
Eli Lilly & Company	51,850	6,728,056
GW Pharmaceuticals PLC, ADR (C)	4,177	704,117
Intra-Cellular Therapies, Inc. (C)	6,400	77,952
Menlo Therapeutics, Inc. (C)	11,700	91,845
Merck & Company, Inc.	54,017	4,492,594
Mylan NV (C)	15,100	427,934
MyoKardia, Inc. (C)	16,845	875,772
Nektar Therapeutics (C)	11,600	389,760
Novartis AG	57,466	5,523,600
Odonate Therapeutics, Inc. (C)	5,432	120,102
Perrigo Company PLC	16,900	813,904
Pfizer, Inc.	205,111	8,711,064
Reata Pharmaceuticals, Inc., Class A (C)	5,200	444,444
Roche Holding AG	15,383	4,238,860
Takeda Pharmaceutical Company, Ltd., ADR	33,196	676,203
TherapeuticsMD, Inc. (C)	30,446	148,272
Theravance Biopharma, Inc. (C)	6,524	147,899
Tricida, Inc. (C)	21,987	849,138
WaVe Life Sciences, Ltd. (C)	6,214	241,414
Zogenix, Inc. (C)	22,200	1,221,222

		50,523,709

		300,029,687

TOTAL COMMON STOCKS (Cost $223,750,558)		$300,252,543

PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	33,198	$497,638
Health care – 0.5%
Health care equipment and supplies – 0.5%
Becton, Dickinson and Company, 6.125%	9,988	617,358
Sartorius AG	4,977	855,335

		1,472,693
Information technology – 0.0%
Software – 0.0%
Doximity, Inc. (A)(B)(C)	31,611	163,429

TOTAL PREFERRED SECURITIES (Cost $1,742,943)		$2,133,760

CONVERTIBLE BONDS – 0.1%
Health care – 0.1%
Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/2022	$348,000	382,680

TOTAL CONVERTIBLE BONDS (Cost $348,000)		$382,680

RIGHTS – .0%
Wright Medical Group NV (Expiration Date: 1-2-24) (B)(C)(D)	3,500	0

TOTAL RIGHTS (Cost $8,750)		$0

SHORT-TERM INVESTMENTS – 0.7%
Money market funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	2,024,073	2,024,073
T. Rowe Price Government Reserve Fund, 2.4853% (E)	1,000	1,000

		2,025,073

TOTAL SHORT-TERM INVESTMENTS (Cost $2,025,073)		$2,025,073

Total Investments (Health Sciences Trust) (Cost $227,875,324) – 99.9%		$304,794,056
Other assets and liabilities, net – 0.1%		320,251

TOTAL NET ASSETS – 100.0%		$305,114,307

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)

Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933.

For more information on this security refer to the Notes to Portfolio of Investments.

(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.

High Yield Trust

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.7%
Provincia de Buenos Aires 7.875%, 06/15/2027	$680,000	$494,700
Republic of Argentina
5.625%, 01/26/2022	230,000	198,375
6.875%, 04/22/2021	200,000	182,500
6.875%, 01/26/2027 (A)	330,000	266,970
7.500%, 04/22/2026	200,000	169,600

High Yield Trust (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued) 7.625%, 04/22/2046		$200,000	$157,500

			1,469,645
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	27,318
10.000%, 01/01/2023		2,139,000	591,451
10.000%, 01/01/2027		85,000	23,560

			642,329
Ecuador – 0.2%
Republic of Ecuador 7.875%, 01/23/2028 (B)		$440,000	418,440
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,333
Mexico – 0.1%
Government of Mexico 6.500%, 06/09/2022	MXN	5,956,000	295,501

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,536,846)			$2,831,248

CORPORATE BONDS – 83.4%
Communication services – 16.3%
Altice France SA
6.250%, 05/15/2024 (B)		$260,000	261,950
7.375%, 05/01/2026 (B)		3,100,000	3,038,000
Altice Luxembourg SA 7.750%, 05/15/2022 (B)		660,000	659,175
AMC Entertainment Holdings, Inc. 6.125%, 05/15/2027		410,000	370,538
American Media LLC 10.500%, 12/31/2026 (B)		810,000	794,813
Carmike Cinemas, Inc. 6.000%, 06/15/2023 (B)		530,000	554,539
CCO Holdings LLC 5.125%, 05/01/2023 to 05/01/2027 (B)		2,190,000	2,223,169
CenturyLink, Inc.
5.625%, 04/01/2025		250,000	241,875
6.750%, 12/01/2023		100,000	104,375
Charter Communications Operating LLC
4.908%, 07/23/2025		720,000	759,242
6.484%, 10/23/2045		450,000	504,904
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (B)		880,000	899,800
CSC Holdings LLC
5.375%, 07/15/2023 (B)		940,000	957,625
6.500%, 02/01/2029 (B)		1,030,000	1,096,306
10.875%, 10/15/2025 (B)		243,000	280,544
DISH DBS Corp.
5.875%, 11/15/2024		2,030,000	1,705,200
7.750%, 07/01/2026 (A)		2,250,000	1,957,500
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		670,000	594,625
8.000%, 02/15/2024 (B)		560,000	583,800
Level 3 Financing, Inc.
5.250%, 03/15/2026		210,000	209,475
5.625%, 02/01/2023		400,000	404,500
Lions Gate Capital Holdings LLC 5.875%, 11/01/2024 (B)		1,010,000	1,040,300
Match Group, Inc.
5.000%, 12/15/2027 (A)(B)		360,000	362,700
6.375%, 06/01/2024		340,000	357,425
Meredith Corp. 6.875%, 02/01/2026		480,000	505,200

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Netflix, Inc.
5.875%, 02/15/2025 (A)	$250,000	$270,163
6.375%, 05/15/2029 (B)	700,000	756,875
Sprint Capital Corp. 8.750%, 03/15/2032	885,000	933,764
Sprint Communications, Inc. 11.500%, 11/15/2021	470,000	544,025
Sprint Corp.
7.250%, 09/15/2021	1,500,000	1,575,000
7.625%, 02/15/2025	510,000	520,200
7.875%, 09/15/2023	2,450,000	2,572,500
Telecom Italia SpA 5.303%, 05/30/2024 (B)	1,000,000	1,005,000
The EW Scripps Company 5.125%, 05/15/2025 (B)	420,000	400,050
Time Warner Cable LLC 7.300%, 07/01/2038	440,000	513,129
T-Mobile USA, Inc.
4.750%, 02/01/2028	780,000	773,175
6.000%, 04/15/2024	60,000	62,550
6.500%, 01/15/2026	1,160,000	1,238,300
Univision Communications, Inc. 5.125%, 02/15/2025 (B)	200,000	186,250
UPC Holding BV 5.500%, 01/15/2028 (B)	950,000	947,625
UPCB Finance IV, Ltd. 5.375%, 01/15/2025 (B)	200,000	203,000
Virgin Media Secured Finance PLC 5.500%, 08/15/2026 (B)	1,480,000	1,505,900

		34,475,086
Consumer discretionary – 12.4%
American Axle & Manufacturing, Inc.
6.250%, 04/01/2025 (A)	159,000	155,025
6.500%, 04/01/2027 (A)	621,000	602,370
6.625%, 10/15/2022	240,000	245,700
Boyne USA, Inc. 7.250%, 05/01/2025 (B)	270,000	288,900
Brinker International, Inc. 5.000%, 10/01/2024 (B)	310,000	303,806
Carriage Services, Inc. 6.625%, 06/01/2026 (B)	570,000	582,825
Carrols Restaurant Group, Inc. 8.000%, 05/01/2022	600,000	613,800
Century Communities, Inc. 5.875%, 07/15/2025	1,040,000	988,000
Delphi Technologies PLC 5.000%, 10/01/2025 (B)	370,000	325,785
ESH Hospitality, Inc. 5.250%, 05/01/2025 (B)	770,000	765,188
Fontainebleau Las Vegas Holdings LLC 10.250%, 06/15/2015 (B)(C)	3,600,425	360
frontdoor, Inc. 6.750%, 08/15/2026 (B)	610,000	623,725
Golden Nugget, Inc. 8.750%, 10/01/2025 (B)	740,000	777,000
Hanesbrands, Inc.
4.625%, 05/15/2024 (B)	510,000	511,377
4.875%, 05/15/2026 (B)	450,000	443,970
Hilton Worldwide Finance LLC
4.625%, 04/01/2025	300,000	303,000
4.875%, 04/01/2027	820,000	829,225
International Game Technology PLC 6.500%, 02/15/2025 (B)	400,000	416,000
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (B)	550,000	551,557

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
L Brands, Inc. 5.250%, 02/01/2028	$1,270,000	$1,131,888
Lennar Corp.
4.500%, 04/30/2024	290,000	294,118
4.750%, 11/29/2027	400,000	400,187
5.875%, 11/15/2024	810,000	864,675
Levi Strauss & Company 5.000%, 05/01/2025	710,000	731,300
MGM Resorts International 7.750%, 03/15/2022	610,000	674,050
Monitronics International, Inc. 9.125%, 04/01/2020	50,000	10,000
Murphy Oil USA, Inc.
5.625%, 05/01/2027	490,000	507,150
6.000%, 08/15/2023	60,000	61,500
NCL Corp., Ltd. 4.750%, 12/15/2021 (B)	654,000	661,358
New Red Finance, Inc.
4.250%, 05/15/2024 (B)	640,000	633,600
5.000%, 10/15/2025 (B)	630,000	622,314
Party City Holdings, Inc. 6.625%, 08/01/2026 (A)(B)	640,000	636,800
Sands China, Ltd. 5.400%, 08/08/2028	550,000	576,693
Scientific Games International, Inc.
5.000%, 10/15/2025 (B)	500,000	490,000
10.000%, 12/01/2022	910,000	957,775
Service Corp. International
4.625%, 12/15/2027	380,000	377,625
5.375%, 05/15/2024	230,000	236,038
7.500%, 04/01/2027	480,000	552,000
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (B)	682,000	737,583
Speedway Motorsports, Inc. 5.125%, 02/01/2023	610,000	614,575
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (B)	270,000	266,794
The ServiceMaster Company LLC 5.125%, 11/15/2024 (B)	550,000	552,063
The William Carter Company 5.625%, 03/15/2027 (B)	330,000	341,138
TopBuild Corp. 5.625%, 05/01/2026 (B)	720,000	709,200
Viking Cruises, Ltd. 5.875%, 09/15/2027 (B)	810,000	787,725
VOC Escrow, Ltd. 5.000%, 02/15/2028 (B)	875,000	850,938
Weight Watchers International, Inc. 8.625%, 12/01/2025 (B)	1,020,000	918,000
William Lyon Homes, Inc.
5.875%, 01/31/2025	50,000	47,000
6.000%, 09/01/2023	390,000	377,325
7.000%, 08/15/2022	180,000	180,450

		26,129,475
Consumer staples – 2.3%
Altria Group, Inc. 5.950%, 02/14/2049	350,000	375,520
Central Garden & Pet Company 5.125%, 02/01/2028	370,000	339,475
Cott Holdings, Inc. 5.500%, 04/01/2025 (B)	520,000	524,550
Kraft Heinz Foods Company 7.125%, 08/01/2039 (B)	440,000	506,968
Lamb Weston Holdings, Inc. 4.875%, 11/01/2026 (B)	1,010,000	1,023,888

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Pilgrim’s Pride Corp. 5.875%, 09/30/2027 (B)	$390,000	$392,925
Pyxus International, Inc.
8.500%, 04/15/2021 (B)	280,000	285,600
9.875%, 07/15/2021	80,000	70,400
Sally Holdings LLC 5.625%, 12/01/2025 (A)	510,000	507,450
Spectrum Brands, Inc.
5.750%, 07/15/2025	610,000	614,575
6.125%, 12/15/2024	230,000	232,300

		4,873,651
Energy – 13.3%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	910,000	923,650
6.625%, 07/15/2026 (B)	670,000	683,400
Carrizo Oil & Gas, Inc. 8.250%, 07/15/2025	310,000	320,850
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/2025	740,000	804,750
Chesapeake Energy Corp.
5.375%, 06/15/2021 (A)	280,000	278,600
8.000%, 06/15/2027 (A)	1,410,000	1,388,850
Covey Park Energy LLC 7.500%, 05/15/2025 (B)	920,000	853,024
DCP Midstream Operating LP 6.750%, 09/15/2037 (B)	590,000	607,700
Diamondback Energy, Inc. 4.750%, 11/01/2024	280,000	286,244
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)	290,000	297,975
5.750%, 01/30/2028 (B)	300,000	315,000
Energy Transfer Operating LP
4.500%, 04/15/2024	140,000	146,271
5.250%, 04/15/2029	130,000	139,624
Ensco PLC 7.750%, 02/01/2026	210,000	177,188
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (B)	1,120,000	859,600
7.375%, 05/15/2024 (B)	670,000	559,450
Genesis Energy LP 5.625%, 06/15/2024	910,000	873,600
Indigo Natural Resources LLC 6.875%, 02/15/2026 (B)	20,000	17,775
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (B)	380,000	326,800
9.875%, 04/01/2022 (B)	350,000	301,000
MEG Energy Corp.
6.375%, 01/30/2023 (A)(B)	948,000	876,900
6.500%, 01/15/2025 (B)	250,000	246,250
7.000%, 03/31/2024 (B)	880,000	820,600
Murray Energy Corp. (9.000% Cash and 3.000% PIK) 12.000%, 04/15/2024 (B)	221,943	93,216
NGL Energy Partners LP 7.500%, 11/01/2023	900,000	931,140
NGPL PipeCo LLC
4.375%, 08/15/2022 (B)	380,000	384,750
4.875%, 08/15/2027 (B)	260,000	262,600
7.768%, 12/15/2037 (B)	500,000	600,000
Northern Oil and Gas, Inc. (8.500% Cash and 1.000% PIK) 9.500%, 05/15/2023	1,142,850	1,182,850
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)(B)	380,000	361,950
6.875%, 01/15/2023	487,000	487,000

High Yield Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Energy (continued)
Petrobras Global Finance BV
5.750%, 02/01/2029		$100,000	$99,050
6.850%, 12/31/2099		410,000	396,552
Precision Drilling Corp. 7.125%, 01/15/2026 (B)		660,000	654,431
Pride International LLC 7.875%, 08/15/2040		30,000	24,000
Range Resources Corp. 5.000%, 03/15/2023		470,000	460,600
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (B)		770,000	826,418
7.500%, 07/15/2038 (B)		630,000	706,986
SemGroup Corp. 5.625%, 11/15/2023		740,000	694,934
Shelf Drilling Holdings, Ltd. 8.250%, 02/15/2025 (B)		960,000	909,600
Targa Resources Partners LP
4.250%, 11/15/2023		400,000	398,500
5.875%, 04/15/2026 (B)		560,000	591,920
6.500%, 07/15/2027 (B)		160,000	172,600
6.875%, 01/15/2029 (B)		220,000	239,525
Teine Energy, Ltd. 6.875%, 09/30/2022 (B)		610,000	617,625
The Williams Companies, Inc.
7.500%, 01/15/2031		880,000	1,106,443
8.750%, 03/15/2032		120,000	167,155
Transocean Guardian, Ltd. 5.875%, 01/15/2024 (B)		378,000	383,670
Transocean Pontus, Ltd. 6.125%, 08/01/2025 (B)		576,450	583,656
Transocean, Inc.
6.800%, 03/15/2038		360,000	282,600
7.250%, 11/01/2025 (B)		500,000	493,750
7.500%, 01/15/2026 (B)		180,000	177,750
Vesta Energy Corp. 8.125%, 07/24/2023 (B)	CAD	490,000	347,420
WPX Energy, Inc.
5.750%, 06/01/2026		$220,000	223,300
8.250%, 08/01/2023		870,000	978,750

			27,945,842
Financials – 7.8%
Ally Financial, Inc. 8.000%, 11/01/2031		80,000	99,300
ASP AMC Merger Sub, Inc. 8.000%, 05/15/2025 (B)		1,170,000	526,500
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(B)(D)		200,000	198,752
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) 03/15/2028 (D)		350,000	355,128
Barclays Bank PLC 7.625%, 11/21/2022		200,000	217,500
Barclays PLC 4.836%, 05/09/2028		200,000	197,997
Barclays PLC (8.000% to 12-15-20, then 5 Year Euro Swap Rate + 6.750%) 12/15/2020 (D)	EUR	500,000	603,502
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		$380,000	388,550
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (B)(D)		390,000	413,888

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
5.250%, 03/07/2025	$140,000	$148,967
6.125%, 03/09/2028	190,000	211,375
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)	780,000	795,600
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)	1,060,000	1,078,550
Cooperatieve Rabobank UA 5.250%, 08/04/2045	270,000	305,140
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (B)(D)	290,000	325,883
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) 09/12/2025 (B)(D)	200,000	200,750
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) 07/17/2023 (B)(D)	210,000	216,038
DAE Funding LLC
4.500%, 08/01/2022 (B)	10,000	10,088
5.750%, 11/15/2023 (B)	1,170,000	1,202,175
Danske Bank A/S 5.375%, 01/12/2024 (B)	290,000	301,725
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	590,000	594,425
Fidelity & Guaranty Life Holdings, Inc. 5.500%, 05/01/2025 (B)	440,000	441,650
FirstCash, Inc. 5.375%, 06/01/2024 (B)	530,000	541,930
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) 03/30/2025 (D)	620,000	640,150
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) 03/23/2028 (D)	730,000	722,700
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (B)	200,000	193,374
NatWest Markets NV 7.750%, 05/15/2023	210,000	232,287
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	340,000	334,800
6.625%, 07/26/2021	210,000	219,450
6.750%, 06/25/2025 to 06/15/2026	590,000	569,692
8.000%, 03/25/2020	688,000	715,520
Quicken Loans, Inc.
5.250%, 01/15/2028 (B)	1,300,000	1,217,125
5.750%, 05/01/2025 (B)	510,000	511,275
Radian Group, Inc. 4.500%, 10/01/2024	200,000	197,000
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (D)	470,000	500,550
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (B)(D)	550,000	558,267
UniCredit SpA (7.296% to 4-2-29, then 5 Year U.S. ISDAFIX + 4.914%) 04/02/2034 (B)	490,000	494,232

		16,481,835

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care – 8.3%
Air Medical Group Holdings, Inc. 6.375%, 05/15/2023 (A)(B)	$270,000	$226,800
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (B)	1,140,000	1,208,400
9.250%, 04/01/2026 (B)	350,000	383,005
Bausch Health Companies, Inc.
6.125%, 04/15/2025 (B)	1,530,000	1,514,700
7.000%, 03/15/2024 (B)	1,090,000	1,153,220
9.000%, 12/15/2025 (B)	630,000	684,369
BioScrip, Inc. 8.875%, 02/15/2021 (A)	620,000	626,200
Centene Corp.
5.375%, 06/01/2026 (B)	730,000	761,025
6.125%, 02/15/2024	160,000	167,648
Community Health Systems, Inc. 8.000%, 03/15/2026 (B)	760,000	727,168
DaVita, Inc. 5.000%, 05/01/2025	110,000	105,408
Endo Finance LLC 6.000%, 02/01/2025 (B)	580,000	420,500
HCA, Inc. 5.625%, 09/01/2028	3,210,000	3,394,558
HLF Financing Sarl LLC 7.250%, 08/15/2026 (B)	470,000	484,100
Immucor, Inc. 11.125%, 02/15/2022 (B)	320,000	324,800
NVA Holdings, Inc. 6.875%, 04/01/2026 (B)	840,000	830,550
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)	510,000	517,013
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 05/01/2023 (B)	620,000	659,525
9.750%, 12/01/2026 (B)	400,000	415,000
Tenet Healthcare Corp. 6.750%, 06/15/2023 (A)	2,100,000	2,163,000
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	610,000	581,666
2.800%, 07/21/2023	260,000	232,065

		17,580,720
Industrials – 8.7%
Ahern Rentals, Inc. 7.375%, 05/15/2023 (B)	130,000	119,763
Allison Transmission, Inc.
4.750%, 10/01/2027 (B)	650,000	620,750
5.000%, 10/01/2024 (B)	210,000	209,475
Avolon Holdings Funding, Ltd. 5.125%, 10/01/2023 (B)	920,000	936,100
BBA US Holdings, Inc. 5.375%, 05/01/2026 (B)	610,000	628,300
Beacon Roofing Supply, Inc. 4.875%, 11/01/2025 (B)	800,000	760,000
BWX Technologies, Inc. 5.375%, 07/15/2026 (B)	410,000	416,150
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (B)	480,000	444,000
Covanta Holding Corp. 5.875%, 07/01/2025	560,000	569,800
Flexi-Van Leasing, Inc. 10.000%, 02/15/2023 (B)	540,000	497,880
GFL Environmental, Inc. 5.375%, 03/01/2023 (B)	330,000	311,850
Navios Maritime Acquisition Corp. 8.125%, 11/15/2021 (B)	940,000	742,600

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Neovia Logistics Services LLC 8.875%, 08/01/2020 (B)	$690,000	$655,500
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (B)	830,000	825,850
5.250%, 08/15/2022 (B)	480,000	491,952
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	839,000	834,805
Prime Security Services Borrower LLC
5.250%, 04/15/2024 (B)	200,000	200,000
5.750%, 04/15/2026 (B)	650,000	650,000
9.250%, 05/15/2023 (B)	722,000	758,100
Standard Industries, Inc.
4.750%, 01/15/2028 (B)	420,000	401,100
6.000%, 10/15/2025 (B)	330,000	345,540
The ADT Security Corp.
4.125%, 06/15/2023	240,000	231,480
6.250%, 10/15/2021	430,000	451,092
The Brink’s Company 4.625%, 10/15/2027 (B)	510,000	493,425
The Hertz Corp. 5.875%, 10/15/2020	430,000	429,893
United Airlines 2013-1 Class B Pass Through Trust 5.375%, 02/15/2023	340,443	348,103
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 10/11/2023	231,080	232,998
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	187,625
4.875%, 01/15/2028	880,000	855,976
5.500%, 05/15/2027	650,000	656,500
5.750%, 11/15/2024	90,000	92,475
6.500%, 12/15/2026	390,000	410,475
Waste Pro USA, Inc. 5.500%, 02/15/2026 (B)	440,000	423,500
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	640,100
XPO Logistics, Inc.
6.125%, 09/01/2023 (B)	680,000	684,250
6.500%, 06/15/2022 (B)	777,000	794,094

		18,351,501
Information technology – 2.1%
Amkor Technology, Inc. 6.625%, 09/15/2027 (B)	560,000	568,400
CDK Global, Inc.
4.875%, 06/01/2027	250,000	249,688
5.875%, 06/15/2026	630,000	658,350
CommScope Technologies LLC 5.000%, 03/15/2027 (B)	420,000	372,406
Dell International LLC 7.125%, 06/15/2024 (B)	360,000	381,736
First Data Corp. 5.000%, 01/15/2024 (B)	550,000	563,200
j2 Cloud Services LLC 6.000%, 07/15/2025 (B)	560,000	581,700
Qorvo, Inc. 5.500%, 07/15/2026 (B)	560,000	578,256
Travelport Corporate Finance PLC 6.000%, 03/15/2026 (B)	432,000	466,560

		4,420,296
Materials – 9.7%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (B)	1,260,000	1,297,800
6.750%, 09/30/2024 (B)	330,000	348,975
7.000%, 09/30/2026 (B)	830,000	894,840

High Yield Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal 6.750%, 03/01/2041	$470,000	$524,674
ARD Securities Finance SARL (8.750% Cash or 8.750% PIK) 8.750%, 01/31/2023 (A)(B)	734,807	696,230
Ardagh Packaging Finance PLC 6.000%, 02/15/2025 (B)	1,070,000	1,070,000
Berry Global, Inc. 4.500%, 02/15/2026 (B)	460,000	437,092
BHP Billiton Finance USA, Ltd. (6.750% to 10-20-25, then 5 Year U.S. Swap Rate + 5.093%) 10/19/2075 (B)	450,000	498,173
First Quantum Minerals, Ltd. 7.500%, 04/01/2025 (B)	1,760,000	1,691,800
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (B)	620,000	598,300
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	250,000	247,188
3.875%, 03/15/2023	160,000	157,698
4.550%, 11/14/2024	460,000	450,800
5.450%, 03/15/2043	2,030,000	1,776,270
6.875%, 02/15/2023	270,000	286,200
FXI Holdings, Inc. 7.875%, 11/01/2024 (A)(B)	580,000	539,400
Greif, Inc. 6.500%, 03/01/2027 (B)	680,000	695,300
Hudbay Minerals, Inc. 7.625%, 01/15/2025 (B)	1,410,000	1,445,250
Mercer International, Inc.
5.500%, 01/15/2026	380,000	372,400
6.500%, 02/01/2024	690,000	705,525
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (B)(C)	913,644	1,142
Northwest Acquisitions ULC 7.125%, 11/01/2022 (B)	340,000	299,200
Olin Corp. 5.000%, 02/01/2030	420,000	411,600
Pactiv LLC
7.950%, 12/15/2025	380,000	377,150
8.375%, 04/15/2027	1,510,000	1,540,200
Summit Materials LLC
5.125%, 06/01/2025 (B)	300,000	289,500
6.500%, 03/15/2027 (B)	650,000	654,875
Teck Resources, Ltd. 5.200%, 03/01/2042	670,000	646,761
U.S. Concrete, Inc. 6.375%, 06/01/2024	300,000	304,500
Valvoline, Inc.
4.375%, 08/15/2025	510,000	488,325
5.500%, 07/15/2024	650,000	661,375

		20,408,543
Real estate – 2.3%
CoreCivic, Inc.
4.625%, 05/01/2023	130,000	125,450
4.750%, 10/15/2027	640,000	544,403
5.000%, 10/15/2022	390,000	384,150
CTR Partnership LP 5.250%, 06/01/2025	410,000	411,554
Five Point Operating Company LP 7.875%, 11/15/2025 (B)	1,020,000	976,650
Hunt Companies, Inc. 6.250%, 02/15/2026 (B)	330,000	307,725
MPT Operating Partnership LP 5.000%, 10/15/2027	340,000	345,950

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
MPT Operating Partnership LP (continued)
5.250%, 08/01/2026	$250,000	$257,188
5.500%, 05/01/2024	70,000	71,750
The GEO Group, Inc.
5.875%, 10/15/2024	750,000	654,375
6.000%, 04/15/2026	305,000	256,200
WeWork Companies, Inc. 7.875%, 05/01/2025 (A)(B)	590,000	542,800

		4,878,195
Utilities – 0.2%
NRG Energy, Inc. 7.250%, 05/15/2026	40,000	44,008
Suburban Propane Partners LP 5.875%, 03/01/2027	450,000	426,375

		470,383

TOTAL CORPORATE BONDS (Cost $180,312,603)		$176,015,527

CONVERTIBLE BONDS – 1.2%
Communication services – 0.9%
DISH Network Corp.
2.375%, 03/15/2024	420,000	346,446
3.375%, 08/15/2026	110,000	93,445
Liberty Media Corp.
2.125%, 03/31/2048 (B)	610,000	582,550
2.250%, 12/01/2048 (B)	350,000	390,160
Twitter, Inc.
0.250%, 06/15/2024 (B)	190,000	175,822
1.000%, 09/15/2021	360,000	338,746

		1,927,169
Consumer discretionary – 0.1%
Chegg, Inc. 0.125%, 03/15/2025 (B)	170,000	167,478
Energy – 0.2%
Cheniere Energy, Inc. 4.250%, 03/15/2045	140,000	109,463
Chesapeake Energy Corp. 5.500%, 09/15/2026	260,000	240,914

		350,377
Information technology – 0.0%
Western Digital Corp. 1.500%, 02/01/2024 (B)	120,000	105,542

TOTAL CONVERTIBLE BONDS (Cost $2,651,847)		$2,550,566

TERM LOANS (E) – 2.9%
Consumer discretionary – 0.8%
CWGS Group LLC, 2016 Term Loan (1 month LIBOR + 2.750%) 5.240%, 11/08/2023	791,775	710,816
PetSmart, Inc., Term Loan B2 (1 month LIBOR + 3.000%) 5.490%, 03/11/2022	997,358	893,264
TOMS Shoes LLC, Term Loan B (1 month LIBOR + 5.500%) 8.000%, 11/02/2020	163,293	127,369

		1,731,449
Energy – 0.5%
Eastern Power LLC, Term Loan B (1 month LIBOR + 3.750%) 6.249%, 10/02/2023	551,532	549,050

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (E) (continued)
Energy (continued)
Permian Production Partners LLC, Term Loan (1 month LIBOR + 6.000%) 8.490%, 05/18/2024	$452,375	$434,280

		983,330
Health care – 1.0%
Immucor, Inc., Extended Term Loan B (3 month LIBOR + 5.000%) 7.601%, 06/15/2021	287,244	286,526
Lantheus Medical Imaging, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.750%) 6.250%, 06/30/2022	450,800	449,299
Radnet Management, Inc., Reprice Term Loan (Prime Rate + 2.750% and 3 month LIBOR + 3.750%) 6.529%, 06/30/2023	800,000	800,000
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B (3 month LIBOR + 4.500%) 6.982%, 11/16/2025	309,225	305,505
VVC Holding Corp., 2019 Term Loan B (3 month LIBOR + 4.500%) 7.197%, 02/11/2026	270,000	265,950

		2,107,280
Industrials – 0.6%
Commercial Barge Line Company, 2015 1st Lien Term Loan (1 month LIBOR + 8.750%) 11.249%, 11/12/2020	605,415	421,369
NCI Building Systems, Inc., 2018 Term Loan (3 month LIBOR + 3.750%) 6.547%, 04/12/2025	555,800	531,484
Temple Generation I LLC, 2nd Lien Term Loan (1 week LIBOR + 8.000%) 10.482%, 02/07/2023	269,875	267,627

		1,220,480

TOTAL TERM LOANS (Cost $6,380,524)		$6,042,539

ASSET BACKED SECURITIES – 5.3%
Anchorage Capital CLO, Ltd.
Series 2014-3RA, Class E (3 month LIBOR + 5.550%) 8.265%, 01/28/2031 (B)(F)	670,000	628,271
ARES XLIV CLO, Ltd.
Series 2017-44A, Class D (3 month LIBOR + 6.550%) 9.337%, 10/15/2029 (B)(F)	700,000	682,084
Avery Point VI CLO, Ltd.
Series 2015-6A, Class E1 (3 month LIBOR + 5.500%) 8.082%, 08/05/2027 (B)(F)	750,000	729,695
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 7.980%, 07/18/2027 (B)(F)	250,000	240,638
Carlyle US CLO, Ltd.
Series 2017-2A, Class C (3 month LIBOR + 3.700%) 6.169%, 07/20/2031 (B)(F)	750,000	746,794
Catskill Park CLO, Ltd.
Series 2017-1A, Class D (3 month LIBOR + 6.000%) 8.761%, 04/20/2029 (B)(F)	400,000	383,881
Cent CLO 24, Ltd.
Series 2015-24A, Class CR (3 month LIBOR + 3.150%) 5.937%, 10/15/2026 (B)(F)	360,000	358,674

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Cook Park CLO, Ltd.
Series 2018-1A, Class E (3 month LIBOR + 5.400%) 8.173%, 04/17/2030 (B)(F)	$250,000	$232,878
Cumberland Park CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 8.411%, 07/20/2028 (B)(F)	750,000	740,449
CVP CLO, Ltd.
Series 2017-2, Class D (3 month LIBOR + 2.650%) 5.411%, 01/20/2031 (B)(F)	500,000	471,618
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 5.287%, 04/15/2031 (B)(F)	290,000	273,874
Greywolf CLO, Ltd.
Series 2019-1A, Class C (3 month LIBOR + 3.950%) 6.538%, 04/17/2030 (B)(F)	250,000	248,125
Jamestown CLO VIII, Ltd.
Series 2015-8A, Class D2 (3 month LIBOR + 6.750%) 9.537%, 01/15/2028 (B)(F)	750,000	735,974
Neuberger Berman CLO, Ltd.
Series 2014-17A, Class ER (3 month LIBOR + 6.550%) 9.311%, 04/22/2029 (B)(F)	420,000	402,231
Oaktree CLO, Ltd.
Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 7.961%, 10/20/2027 (B)(F)	250,000	240,321
Octagon Investment Partners XWIII Ltd.
Series 2015-1A, Class ER (3 month LIBOR + 5.750%) 8.537%, 07/15/2027 (B)(F)	250,000	247,529
OZLM XIX, Ltd.
Series 2017-19A, Class C (3 month LIBOR + 3.100%) 5.887%, 11/22/2030 (B)(F)	810,000	784,609
Saranac CLO III, Ltd.
Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 6.074%, 06/22/2030 (B)(F)	570,000	553,058
Sound Point CLO, Ltd.
Series 2013-2RA, Class E (3 month LIBOR + 6.000%) 8.787%, 04/15/2029 (B)(F)	350,000	332,801
Symphony CLO, Ltd.
Series 2012-9A, Class ER (3 month LIBOR + 7.180%) 9.959%, 10/16/2028 (B)(F)	510,000	509,353
THL Credit Wind River CLO, Ltd.
Series 2016-1A, Class ER (3 month LIBOR + 5.550%) 8.337%, 07/15/2028 (F)	750,000	724,746
Treman Park CLO, Ltd.
Series 2015-1A, Class ERR (3 month LIBOR + 5.500%) 8.261%, 10/20/2028 (B)(F)	250,000	239,414

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 5.607%, 04/15/2027 (B)(F)	$350,000	$337,846
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 8.527%, 04/15/2027 (B)(F)	350,000	338,188

TOTAL ASSET BACKED SECURITIES (Cost $11,279,495)		$11,183,051

COMMON STOCKS – 1.7%
Communication services – 0.1%
New Cotai, Inc., Class B (G)(H)(I)	3	72,406
Vertis Holdings, Inc. (H)(I)	69,391	0

		72,406
Consumer discretionary – 0.0%
Bossier Casino Venture Holdco, Inc. (H)(I)	43,365	11,275
Energy – 1.4%
Berry Petroleum Corp.	163,685	1,888,925
Hercules Offshore, Inc. (H)(I)	45,689	43,534
KCAD Holdings I, Ltd. (H)(I)	165,553,563	629,104
Montage Resources Corp. (I)	28,903	434,701
MWO Holdings LLC (H)(I)	445	25,841

		3,022,105
Industrials – 0.2%
Temple Generation I LLC (I)	17,991	373,313

TOTAL COMMON STOCKS (Cost $10,395,341)		$3,479,099

PREFERRED SECURITIES – 0.7%
Financials – 0.7%
B. Riley Financial, Inc., 6.875%	8,875	224,804
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (F)	51,072	1,329,915

		1,554,719

TOTAL PREFERRED SECURITIES (Cost $1,427,013)		$1,554,719

ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (H)(I)	$3,000,000	0
9.875%, 03/01/2049 (H)(I)	2,050,000	0
10.250%, 11/01/2049 (H)(I)	1,025,000	0
Magellan Health, Inc. 9.750%, 05/15/2020 (H)(I)	1,930,000	500

TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

SECURITIES LENDING COLLATERAL – 4.0%
John Hancock Collateral Trust, 2.6031% (J)(K)	852,749	8,533,285

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,533,597)		$8,533,285

SHORT-TERM INVESTMENTS – 2.3%
Money market funds – 2.3%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 2.3747% (J)	4,880,906	4,880,906

TOTAL SHORT-TERM INVESTMENTS (Cost $4,880,906)		$4,880,906

Total Investments (High Yield Trust) (Cost $229,833,299) – 102.8%		$217,071,440
Other assets and liabilities, net – (2.8%)		(6,003,875)

TOTAL NET ASSETS – 100.0%		$211,067,565

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $8,347,879.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $109,555,962 or 51.9% of the fund’s net assets as of 3-31-19.

High Yield Trust (continued)

(C) Non-income producing – Issuer is in default.
(D) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F) Variable rate obligation. The coupon rate shown represents the rate at period end.

(G)  Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.

(H) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I) Non-income producing security.
(J) The rate shown is the annualized seven-day yield as of 3-31-19.
(K) Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Jun 2019	$9,856,387	$9,961,219	$104,832
U.S. Treasury Long Bond Futures	11	Short	Jun 2019	(1,600,610)	(1,646,219)	(45,609)

						$59,223

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	1,852,103	USD	1,401,543	JPMorgan Chase Bank N.A.	4/17/2019	—	($15,030)
USD	228,629	EUR	197,131	JPMorgan Chase Bank N.A.	4/17/2019	$7,215	—

						$7,215	($15,030)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations

OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Equity Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.5%
Australia – 4.7%
AGL Energy, Ltd.	24,640	$381,108
Alumina, Ltd.	94,472	162,691
Amcor, Ltd.	43,247	473,182
AMP, Ltd. (A)	102,336	152,836
APA Group	44,410	315,250
Aristocrat Leisure, Ltd.	19,488	339,885
ASX, Ltd.	6,951	345,292
Aurizon Holdings, Ltd.	76,706	247,990
AusNet Services	75,572	95,299

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Australia & New Zealand Banking
Group, Ltd.	102,327	$1,892,471
Bank of Queensland, Ltd.	16,481	106,558
Bendigo & Adelaide Bank, Ltd.	18,165	125,017
BHP Group PLC	76,119	1,836,530
BHP Group, Ltd.	105,441	2,882,058
BlueScope Steel, Ltd.	20,070	199,205
Boral, Ltd.	42,857	139,881
Brambles, Ltd.	57,039	476,841

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Caltex Australia, Ltd.	9,411	$175,084
Challenger, Ltd.	22,963	135,338
CIMIC Group, Ltd.	3,702	127,161
Coca-Cola Amatil, Ltd.	21,130	129,866
Cochlear, Ltd.	2,020	249,071
Coles Group, Ltd. (B)	40,710	342,651
Commonwealth Bank of Australia	62,931	3,158,769
Computershare, Ltd.	16,916	205,635
Crown Resorts, Ltd.	14,067	115,044
CSL, Ltd.	16,228	2,251,676
Dexus	37,475	339,169
Domino’s Pizza Enterprises, Ltd.	2,059	63,491
Flight Centre Travel Group, Ltd.	2,493	74,474
Fortescue Metals Group, Ltd.	54,593	276,303
Goodman Group	56,877	539,407
Harvey Norman Holdings, Ltd. (A)	19,515	55,724
Incitec Pivot, Ltd.	65,708	145,705
Insurance Australia Group, Ltd.	82,791	451,922
Lendlease Group	20,344	179,011
Macquarie Group, Ltd.	11,760	1,083,050
Medibank Pvt., Ltd.	94,782	186,045
Mirvac Group	133,238	260,268
MMG, Ltd. (B)	88,000	35,836
National Australia Bank, Ltd.	97,294	1,748,198
Newcrest Mining, Ltd.	28,639	518,654
Oil Search, Ltd.	49,235	273,931
Orica, Ltd. (A)	13,519	169,328
Origin Energy, Ltd.	63,117	323,097
QBE Insurance Group, Ltd. (A)	49,037	429,021
Ramsay Health Care, Ltd. (A)	5,011	229,147
REA Group, Ltd.	2,146	113,966
Santos, Ltd.	60,142	291,194
Scentre Group	191,167	558,035
SEEK, Ltd.	11,910	148,579
Sonic Healthcare, Ltd.	14,921	260,409
South32, Ltd.	112,851	299,709
South32, Ltd. (London Stock Exchange)	74,597	195,140
Stockland	87,409	239,088
Suncorp Group, Ltd.	46,533	455,764
Sydney Airport	39,872	210,478
Tabcorp Holdings, Ltd.	75,725	248,497
Telstra Corp., Ltd.	148,535	350,255
The GPT Group	65,090	287,115
TPG Telecom, Ltd.	13,013	64,257
Transurban Group	93,165	873,805
Treasury Wine Estates, Ltd.	26,341	279,615
Vicinity Centres	127,154	234,773
Washington H Soul Pattinson & Company, Ltd.	3,863	72,292
Wesfarmers, Ltd.	40,710	1,002,482
Westpac Banking Corp.	121,874	2,246,559
Woodside Petroleum, Ltd.	33,609	825,103
Woolworths Group, Ltd.	48,115	1,039,087
WorleyParsons, Ltd.	11,515	115,572

		34,855,944
Austria – 0.2%
ANDRITZ AG (A)	2,752	118,033
Erste Group Bank AG (B)	11,010	404,660
OMV AG	5,543	300,994
Raiffeisen Bank International AG	4,926	110,650
Verbund AG	2,442	117,282
voestalpine AG	4,357	132,446

		1,184,065

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium – 0.7%
Ageas	7,799	$376,199
Anheuser-Busch InBev SA	27,018	2,268,014
Colruyt SA	2,769	204,607
Groupe Bruxelles Lambert SA	3,135	304,787
KBC Group NV	8,597	601,027
Proximus SADP	5,996	173,290
Solvay SA	2,881	311,915
Telenet Group Holding NV	2,144	103,105
UCB SA	4,152	356,668
Umicore SA	6,530	290,635

		4,990,247
Brazil – 1.2%
Ambev SA	169,030	726,570
Atacadao Distribuicao Comercio e Industria, Ltd.	13,900	71,322
B2W Cia Digital (B)	6,600	71,169
B3 SA – Brasil Bolsa Balcao	72,207	592,358
Banco Bradesco SA	36,969	357,382
Banco do Brasil SA	30,113	374,706
Banco Santander Brasil SA	14,000	157,222
BB Seguridade Participacoes SA	24,400	165,270
BR Malls Participacoes SA	28,116	90,265
Braskem SA, ADR	1,584	40,899
BRF SA (B)	19,720	114,079
CCR SA	40,100	120,238
Centrais Eletricas Brasileiras SA (B)	11,900	111,513
Centrais Eletricas Brasileiras SA, ADR (B)	1,429	13,804
Cia Brasileira de Distribuicao, ADR	628	14,620
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	120,893
Cia Siderurgica Nacional SA (B)	16,100	66,820
Cia Siderurgica Nacional SA, ADR (B)	11,800	48,498
Cielo SA	44,260	107,277
Cosan SA	7,211	78,550
Embraer SA	10,800	50,892
Embraer SA, ADR	2,626	49,920
Engie Brasil Energia SA	9,375	102,266
Equatorial Energia SA	6,700	136,897
Hypera SA	14,208	93,986
IRB Brasil Resseguros SA	3,900	90,892
JBS SA	28,673	116,586
Klabin SA	24,000	104,389
Kroton Educacional SA	47,780	129,354
Localiza Rent a Car SA	19,026	160,650
Lojas Renner SA	26,570	297,232
M Dias Branco SA	4,800	53,267
Magazine Luiza SA	2,700	119,196
Multiplan Empreendimentos Imobiliarios SA	9,975	59,590
Natura Cosmeticos SA	6,500	75,353
Petrobras Distribuidora SA	12,500	73,908
Petroleo Brasileiro SA	106,229	845,144
Porto Seguro SA	4,419	60,754
Raia Drogasil SA	8,100	135,091
Rumo SA (B)	38,235	187,008
Sul America SA	7,299	55,553
Suzano Papel e Celulose SA	17,263	205,244
Suzano Papel e Celulose SA, ADR	1,582	37,478
Telefonica Brasil SA, ADR	6,017	72,625
TIM Participacoes SA	28,020	84,375
Ultrapar Participacoes SA	12,700	152,451
Vale SA	113,597	1,477,644
WEG SA	30,058	138,185

		8,609,385

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada – 6.7%
Agnico Eagle Mines, Ltd.	8,900	$386,942
Alimentation Couche-Tard, Inc., Class B	15,800	930,726
AltaGas, Ltd. (A)	9,500	125,046
ARC Resources, Ltd. (A)	15,000	102,368
Atco, Ltd., Class I	3,100	104,389
Aurora Cannabis, Inc. (A)(B)	23,500	212,605
Bank of Montreal	23,200	1,735,899
Barrick Gold Corp.	42,340	580,438
Barrick Gold Corp.	20,657	287,274
BCE, Inc.	5,824	258,612
BlackBerry, Ltd. (B)	19,900	200,586
Bombardier, Inc., Class B (B)	75,600	145,390
Brookfield Asset Management, Inc., Class A	30,148	1,404,583
CAE, Inc.	10,400	230,437
Cameco Corp.	15,500	182,680
Canadian Imperial Bank of Commerce (A)	16,000	1,264,339
Canadian National Railway Company	26,000	2,327,519
Canadian Natural Resources, Ltd. (A)	44,260	1,215,175
Canadian Pacific Railway, Ltd.	5,100	1,050,798
Canadian Tire Corp., Ltd., Class A (A)	2,500	269,372
Canadian Utilities, Ltd., Class A	5,100	139,221
Canopy Growth Corp. (A)(B)	7,000	302,870
CCL Industries, Inc., Class B	5,200	210,514
Cenovus Energy, Inc.	40,300	349,819
CGI, Inc. (B)	9,400	646,221
CI Financial Corp.	10,300	140,586
Constellation Software, Inc.	700	593,220
Dollarama, Inc.	12,000	320,126
Emera, Inc. (A)	2,400	89,743
Empire Company, Ltd., Class A	7,200	155,869
Enbridge, Inc.	72,200	2,614,944
Encana Corp.	53,100	384,636
Fairfax Financial Holdings, Ltd.	1,000	463,202
Finning International, Inc.	6,800	120,902
First Capital Realty, Inc.	6,600	105,691
First Quantum Minerals, Ltd. (A)	25,554	289,702
Fortis, Inc.	15,600	576,559
Franco-Nevada Corp.	6,900	517,313
George Weston, Ltd.	3,099	222,833
Gildan Activewear, Inc.	8,400	302,032
Goldcorp, Inc.	32,584	372,814
Great-West Lifeco, Inc.	11,200	271,210
H&R Real Estate Investment Trust	6,200	108,611
Husky Energy, Inc.	13,897	137,790
Hydro One, Ltd. (C)	11,600	180,204
iA Financial Corp., Inc.	4,100	151,194
IGM Financial, Inc. (A)	3,500	90,044
Imperial Oil, Ltd. (A)	11,130	303,829
Intact Financial Corp.	5,200	440,016
Inter Pipeline, Ltd.	14,100	233,285
Keyera Corp.	8,100	190,991
Kinross Gold Corp. (B)	48,929	168,424
Loblaw Companies, Ltd.	6,740	332,473
Lundin Mining Corp.	26,800	124,339
Magna International, Inc.	11,600	564,831
Manulife Financial Corp. (D)	71,400	1,207,498
Methanex Corp.	2,200	124,952
Metro, Inc.	9,357	344,494
National Bank of Canada	12,400	559,617
Nutrien, Ltd. (A)	21,990	1,159,767
Onex Corp.	3,100	174,863
Open Text Corp.	9,800	376,277
Pembina Pipeline Corp.	18,298	672,166

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Power Corp. of Canada	13,200	$307,788
Power Financial Corp. (A)	9,300	217,268
PrairieSky Royalty, Ltd. (A)	8,347	112,430
Restaurant Brands International, Inc.	8,446	549,478
RioCan Real Estate Investment Trust	6,300	124,788
Rogers Communications, Inc., Class B	13,100	704,529
Royal Bank of Canada	51,400	3,877,837
Saputo, Inc.	9,100	310,177
Seven Generations Energy, Ltd., Class A (B)	9,900	71,490
Shaw Communications, Inc., Class B	16,400	341,291
Shopify, Inc., Class A (A)(B)	3,300	681,212
SmartCentres Real Estate Investment Trust	3,100	81,215
SNC-Lavalin Group, Inc.	6,500	164,938
Sun Life Financial, Inc.	22,100	849,040
Suncor Energy, Inc.	57,335	1,858,180
Teck Resources, Ltd., Class B	18,261	422,517
TELUS Corp.	7,600	281,286
The Bank of Nova Scotia	42,900	2,283,762
The Stars Group, Inc. (B)	6,300	110,127
The Toronto-Dominion Bank	65,400	3,549,076
Thomson Reuters Corp.	7,754	458,794
Tourmaline Oil Corp.	9,700	149,817
TransCanada Corp.	32,200	1,446,211
Turquoise Hill Resources, Ltd. (B)	40,020	65,884
Vermilion Energy, Inc. (A)	4,800	118,496
West Fraser Timber Company, Ltd.	2,700	131,328
Wheaton Precious Metals Corp.	16,900	402,282
WSP Global, Inc.	3,700	202,201

		49,724,312
Chile – 0.3%
Antofagasta PLC	15,103	190,022
Banco Santander Chile, ADR	15,561	462,940
Cencosud SA	61,383	106,259
Cia Cervecerias Unidas SA, ADR	8,997	265,052
Enel Americas SA, ADR	46,802	417,942
Enel Chile SA, ADR	53,119	275,156
Itau CorpBanca	7,999	103,827
Latam Airlines Group SA, ADR	19,197	203,104
Sociedad Quimica y Minera de Chile SA, ADR	6,254	240,404

		2,264,706
China – 7.3%
3SBio, Inc. (C)	40,500	79,656
51job, Inc., ADR (B)	900	70,092
58.com, Inc., ADR (B)	3,300	216,744
AAC Technologies Holdings, Inc.	27,342	162,180
Agile Group Holdings, Ltd.	54,000	87,651
Agricultural Bank of China, Ltd., Class A	56,500	31,372
Agricultural Bank of China, Ltd., H Shares	1,041,000	481,217
Air China, Ltd., H Shares	84,534	104,110
Alibaba Group Holding, Ltd., ADR (B)	46,500	8,483,909
Aluminum Corp. of China, Ltd., H Shares (B)	185,220	68,440
Angang Steel Company, Ltd., H Shares	38,000	27,842
Anhui Conch Cement Company, Ltd., H Shares	56,790	347,493
ANTA Sports Products, Ltd.	43,000	293,131
Autohome, Inc., ADR (A)(B)	2,100	220,752
AviChina Industry & Technology Company, Ltd., H Shares	72,000	46,011
BAIC Motor Corp., Ltd., H Shares (C)	63,000	41,239

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Baidu, Inc., ADR (B)	9,900	$1,632,015
Bank of China, Ltd., Class A	52,600	29,508
Bank of China, Ltd., H Shares	2,832,563	1,287,316
Bank of Communications Company, Ltd., Class A	35,200	32,672
Bank of Communications Company, Ltd., H Shares	337,527	276,909
Baozun, Inc., ADR (A)(B)	1,300	54,002
BeiGene, Ltd., ADR (B)	1,200	158,400
Beijing Capital International Airport Company, Ltd., H Shares	52,789	50,139
BYD Company, Ltd., H Shares (A)	24,105	145,745
CGN Power Company, Ltd., H Shares (C)	446,000	124,488
China Cinda Asset Management Company, Ltd., H Shares	304,800	84,764
China CITIC Bank Corp., Ltd., H Shares	310,800	198,186
China Communications Construction Company, Ltd., H Shares	152,335	157,882
China Communications Services Corp., Ltd., H Shares	129,600	115,799
China Conch Venture Holdings, Ltd.	57,900	207,333
China Construction Bank Corp., H Shares	3,445,914	2,957,865
China Eastern Airlines Corp., Ltd., H Shares	50,000	35,481
China Everbright Bank Company, Ltd., H Shares	120,000	56,819
China Evergrande Group	111,959	372,881
China Galaxy Securities Company, Ltd., H Shares	129,500	85,355
China Huarong Asset Management Company, Ltd., H Shares (C)	351,700	74,936
China Huishan Dairy Holdings Company, Ltd. (B)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	36,800	85,427
China Life Insurance Company, Ltd., H Shares	265,624	716,158
China Literature, Ltd. (A)(B)(C)	6,400	30,043
China Longyuan Power Group Corp., Ltd., H Shares	99,000	68,977
China Medical System Holdings, Ltd.	48,300	46,958
China Merchants Bank Company, Ltd., Class A	10,700	53,972
China Merchants Bank Company, Ltd., H Shares	139,323	678,745
China Minsheng Banking Corp., Ltd., Class A	32,880	31,026
China Minsheng Banking Corp., Ltd., H Shares	242,496	176,357
China Molybdenum Company, Ltd., H Shares	129,000	54,041
China National Building Material Company, Ltd., H Shares	138,000	109,223
China Oilfield Services, Ltd., H Shares	56,000	60,452
China Pacific Insurance Group Company, Ltd., Class A	6,000	30,301
China Pacific Insurance Group Company, Ltd., H Shares	94,100	369,741
China Petroleum & Chemical Corp., H Shares	909,361	721,729
China Railway Construction Corp., Ltd., H Shares	67,500	88,594
China Railway Group, Ltd., H Shares	179,000	163,430

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Railway Signal & Communication Corp., Ltd., H Shares (C)	53,000	$41,978
China Reinsurance Group Corp., H Shares	203,000	42,965
China Resources Pharmaceutical Group, Ltd. (C)	66,000	93,300
China Shenhua Energy Company, Ltd., H Shares	127,500	290,979
China Southern Airlines Company, Ltd., H Shares	64,000	57,267
China State Construction Engineering Corp., Ltd., Class A	36,540	33,226
China Telecom Corp., Ltd., H Shares	481,604	267,976
China Tower Corp., Ltd., H Shares (B)(C)	1,228,000	285,239
China Vanke Company, Ltd., Class A	8,000	36,451
China Vanke Company, Ltd., H Shares	45,400	191,084
China Yangtze Power Company, Ltd., Class A	12,700	31,857
Chongqing Rural Commercial Bank Company, Ltd., H Shares	88,000	50,929
CIFI Holdings Group Company, Ltd.	122,000	92,662
CITIC Securities Company, Ltd., Class A	10,500	38,661
CITIC Securities Company, Ltd., H Shares	75,500	176,406
CNOOC, Ltd.	637,258	1,187,008
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	25,249
COSCO SHIPPING Holdings Company, Ltd., H Shares (B)	92,000	38,244
Country Garden Holdings Company, Ltd.	271,574	425,212
Country Garden Services Holdings Company, Ltd. (B)	36,000	67,217
CRRC Corp., Ltd., Class A	22,000	29,767
CRRC Corp., Ltd., H Shares	164,150	154,845
CSPC Pharmaceutical Group, Ltd.	164,000	305,555
Ctrip.com International, Ltd., ADR (B)	14,300	624,767
Dali Foods Group Company, Ltd. (C)	73,000	54,520
Datang International Power Generation Company, Ltd., H Shares	110,000	29,469
Dongfeng Motor Group Company, Ltd., H Shares	123,220	123,616
ENN Energy Holdings, Ltd.	26,000	251,650
Foshan Haitian Flavouring & Food Company Ltd., Class A	2,400	30,931
Fosun International, Ltd.	102,500	174,150
Future Land Development Holdings, Ltd.	64,000	79,467
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	56,499
GDS Holdings, Ltd., ADR (A)(B)	2,100	74,949
Geely Automobile Holdings, Ltd. (A)	179,000	343,498
Genscript Biotech Corp. (B)	28,000	52,971
GF Securities Company, Ltd., H Shares	47,800	68,843
GOME Retail Holdings, Ltd. (A)(B)	386,127	35,954
Great Wall Motor Company, Ltd., H Shares (A)	123,000	92,545
Guangzhou Automobile Group Company, Ltd., H Shares	142,310	168,426
Guangzhou R&F Properties Company, Ltd., H Shares	43,600	94,571
Guotai Junan Securities Company, Ltd., H Shares (C)	21,400	47,683
Haitian International Holdings, Ltd. (A)	29,000	66,040

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Haitong Securities Company, Ltd., H Shares	113,200	$146,829
Hangzhou Hikvision Digital Technology Company, Ltd., Class A	6,200	32,289
Hengan International Group Company, Ltd.	25,000	219,180
Huadian Power International Corp., Ltd., H Shares	58,000	23,896
Huaneng Power International, Inc., H Shares	149,436	86,845
Huaneng Renewables Corp., Ltd., H Shares	226,000	62,880
Huatai Securities Company, Ltd., H Shares (C)	65,400	131,064
Huazhu Group, Ltd., ADR	4,700	198,058
Industrial & Commercial Bank of China, Ltd., Class A	40,600	33,642
Industrial & Commercial Bank of China, Ltd., H Shares	2,570,735	1,887,908
Industrial Bank Company, Ltd., Class A	14,900	40,264
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	6,500	28,075
Inner Mongolia Yitai Coal Company, Ltd., Class B	37,900	46,664
iQIYI, Inc., ADR (B)	4,500	107,640
JD.com, Inc., ADR (B)	25,800	777,870
Jiangsu Expressway Company, Ltd., H Shares	41,145	58,220
Jiangsu Hengrui Medicine Company, Ltd., Class A	3,360	32,635
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	1,400	27,158
Jiangxi Copper Company, Ltd., H Shares	54,075	71,835
Kingdee International Software Group Company, Ltd.	70,000	81,281
Kingsoft Corp., Ltd.	29,000	73,940
Kweichow Moutai Company, Ltd., Class A	500	63,415
KWG Group Holdings, Ltd.	45,000	54,430
Legend Holdings Corp., H Shares (C)	13,600	36,177
Lenovo Group, Ltd.	257,436	232,271
Logan Property Holdings Company, Ltd.	48,000	79,620
Longfor Group Holdings, Ltd.	53,600	189,054
Meitu, Inc. (A)(B)(C)	61,000	28,744
Meituan Dianping, Class B (A)(B)	11,900	80,432
Metallurgical Corp. of China, Ltd., H Shares	103,000	30,493
Midea Group Company, Ltd., Class A	4,500	32,618
Minth Group, Ltd.	26,000	81,982
Momo, Inc., ADR (B)	5,200	198,848
NetEase, Inc., ADR	2,800	676,060
New China Life Insurance Company, Ltd., H Shares	29,500	150,665
New Oriental Education & Technology Group, Inc., ADR (B)	5,100	459,459
Noah Holdings, Ltd., ADR (B)	1,000	48,460
PetroChina Company, Ltd., H Shares	756,261	495,059
PICC Property & Casualty Company, Ltd., H Shares	252,363	287,292
Pinduoduo, Inc., ADR (A)(B)	6,800	168,640
Ping An Bank Company, Ltd., Class A	19,000	36,217
Ping An Insurance Group Company of China, Ltd., Class A	5,300	60,719
Ping An Insurance Group Company of China, Ltd., H Shares	185,790	2,091,664

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Postal Savings Bank of China
Company, Ltd., H Shares (C)	99,000	$56,685
SAIC Motor Corp., Ltd., Class A	6,300	24,415
Semiconductor Manufacturing International Corp. (A)(B)	105,400	106,816
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	76,501
Shanghai Electric Group Company, Ltd., H Shares	144,864	55,048
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	63,341
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	32,700	47,961
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	67,783
Shanghai Pudong Development Bank Company, Ltd., Class A	21,900	36,746
Shenzhou International Group Holdings, Ltd.	27,000	362,751
Sihuan Pharmaceutical Holdings Group, Ltd.	175,000	42,421
SINA Corp. (B)	2,300	136,252
Sino-Ocean Group Holding, Ltd.	177,213	77,880
Sinopec Engineering Group Company, Ltd., H Shares	47,000	45,963
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	119,901	57,168
Sinopharm Group Company, Ltd., H Shares	42,800	178,449
Sinotrans, Ltd., H Shares	73,000	31,393
Sinotruk Hong Kong, Ltd.	24,500	52,290
SOHO China, Ltd. (B)	140,000	58,986
Sunac China Holdings, Ltd.	85,000	424,464
Sunny Optical Technology Group Company, Ltd.	25,400	304,505
TAL Education Group, ADR (B)	12,700	458,216
Tencent Holdings, Ltd.	205,300	9,441,295
Tencent Music Entertainment Group, ADR (A)(B)	3,200	57,920
The People’s Insurance Company Group of China, Ltd., H Shares	265,000	113,639
Tingyi Cayman Islands Holding Corp.	76,000	125,453
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	26,879
TravelSky Technology, Ltd., H Shares	31,000	82,092
Tsingtao Brewery Company, Ltd., H Shares	12,000	56,614
Uni-President China Holdings, Ltd.	46,000	45,143
Vipshop Holdings, Ltd., ADR (B)	15,300	122,859
Want Want China Holdings, Ltd.	243,000	202,145
Weibo Corp., ADR (B)	1,890	117,161
Weichai Power Company, Ltd., H Shares	78,720	126,346
Wuliangye Yibin Company, Ltd., Class A	2,900	40,941
Wuxi Biologics Cayman, Inc. (B)(C)	17,500	170,475
Xiaomi Corp., Class B (B)(C)	122,800	178,512
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	22,200	32,017
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	110,602
Yanzhou Coal Mining Company, Ltd., H Shares	85,990	84,618
Yum China Holdings, Inc.	13,700	615,267
YY, Inc., ADR (B)	1,600	134,416
Zhaojin Mining Industry Company, Ltd., H Shares	37,500	37,539

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Expressway Company, Ltd., H Shares	49,718	$57,072
ZhongAn Online P&C Insurance Company, Ltd., H Shares (B)(C)	5,900	21,245
Zhongsheng Group Holdings, Ltd.	20,000	49,754
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	106,561
Zijin Mining Group Company, Ltd., H Shares	285,469	118,193
ZTE Corp., H Shares (B)	25,887	78,072
ZTO Express Cayman, Inc., ADR	11,400	208,392

		53,897,882
Colombia – 0.1%
Bancolombia SA, ADR	15,325	782,495
Ecopetrol SA, ADR	8,500	182,240

		964,735
Czech Republic – 0.0%
CEZ AS	6,817	160,199
Komercni banka AS	3,440	140,613
Moneta Money Bank AS (C)	22,079	76,225

		377,037
Denmark – 1.2%
A.P. Moller – Maersk A/S, Series A	150	181,524
A.P. Moller – Maersk A/S, Series B (A)	245	310,623
Carlsberg A/S, Class B	3,881	485,312
Chr. Hansen Holding A/S	3,392	344,302
Coloplast A/S, B Shares	4,165	457,195
Danske Bank A/S	26,359	463,330
Demant A/S (A)(B)	5,000	147,983
DSV A/S	6,834	565,529
Genmab A/S (B)	2,092	362,999
H Lundbeck A/S	2,300	99,740
ISS A/S	6,590	200,710
Novo Nordisk A/S, B Shares	65,419	3,419,148
Novozymes A/S, B Shares	8,505	391,152
Orsted A/S (C)	7,108	539,144
Pandora A/S	4,042	189,395
Tryg A/S (A)	4,500	123,534
Vestas Wind Systems A/S	6,994	589,498

		8,871,118
Egypt – 0.0%
Commercial International Bank Egypt SAE	51,581	204,205
Global Telecom Holding SAE (B)	14,348	3,800

		208,005
Finland – 0.8%
Elisa OYJ	6,060	273,582
Fortum OYJ	16,798	344,056
Kone OYJ, B Shares	11,934	602,768
Metso OYJ	4,686	161,560
Neste OYJ	4,388	467,766
Nokia OYJ	153,528	874,595
Nokia OYJ (Helsinki Stock Exchange)	56,247	321,235
Nokian Renkaat OYJ	3,680	123,334
Nordea Bank ABP	110,405	840,719
Orion OYJ, Class B	3,379	126,971
Sampo OYJ, A Shares	15,692	711,209
Stora Enso OYJ, R Shares	20,482	250,768
UPM-Kymmene OYJ	19,972	583,323
Wartsila OYJ ABP	15,222	246,182

		5,928,068

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France – 7.2%
Accor SA	6,835	$276,882
Aeroports de Paris	1,056	204,314
Air Liquide SA	15,322	1,949,909
Airbus SE	20,830	2,760,743
Alstom SA	6,025	261,257
Amundi SA (C)	2,415	152,089
Arkema SA	2,540	242,313
Atos SE	3,600	347,539
AXA SA	69,361	1,744,499
BioMerieux	1,446	119,598
BNP Paribas SA	40,242	1,915,054
Bollore SA	32,025	144,813
Bouygues SA	8,158	291,639
Bureau Veritas SA	10,005	234,726
Capgemini SE	5,748	697,476
Carrefour SA	21,404	399,982
Casino Guichard Perrachon SA (A)	1,963	85,106
Cie de Saint-Gobain	18,327	664,521
Cie Generale des Etablissements Michelin SCA	6,083	718,674
CNP Assurances	6,491	142,920
Covivio	1,191	126,402
Credit Agricole SA	40,674	491,098
Danone SA	22,058	1,698,495
Dassault Aviation SA	98	144,550
Dassault Systemes SE	4,672	696,359
Edenred	8,573	390,421
Eiffage SA	2,687	258,297
Electricite de France SA	21,104	288,902
Engie SA	65,345	974,485
EssilorLuxottica SA	7,546	824,328
EssilorLuxottica SA	2,806	305,117
Eurazeo SE	1,676	126,025
Eutelsat Communications SA	6,171	108,067
Faurecia SA	2,970	125,024
Gecina SA	1,635	241,864
Getlink SE	16,726	253,639
Hermes International	1,132	747,432
ICADE	1,225	103,625
Iliad SA	1,034	103,897
Imerys SA	1,510	75,327
Ingenico Group SA	2,382	170,151
Ipsen SA	1,496	205,149
JCDecaux SA	2,889	87,924
Kering SA (A)	2,716	1,557,911
Klepierre SA	7,310	255,771
Legrand SA	9,814	657,051
L’Oreal SA	9,054	2,438,176
LVMH Moet Hennessy Louis Vuitton SE	9,938	3,660,518
Natixis SA	35,715	191,301
Orange SA	72,209	1,177,233
Pernod Ricard SA	7,611	1,366,643
Peugeot SA	21,593	526,907
Publicis Groupe SA	8,005	428,605
Remy Cointreau SA	922	122,981
Renault SA	7,048	466,000
Rexel SA	12,161	137,241
Safran SA	11,936	1,635,965
Sanofi	40,317	3,565,014
Sartorius Stedim Biotech (A)	992	125,696
Schneider Electric SE	19,054	1,495,529
Schneider Electric SE (Euronext London Exchange)	623	48,805
SCOR SE	5,833	248,441
SEB SA	927	156,073
Societe BIC SA	917	81,749

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe Generale SA	27,684	$799,891
Sodexo SA	3,211	353,595
Suez	13,406	177,632
Teleperformance	2,067	371,580
Thales SA	3,838	459,833
TOTAL SA	85,788	4,774,067
Ubisoft Entertainment SA (B)	3,042	271,265
Unibail-Rodamco-Westfield (A)	3,595	589,536
Unibail-Rodamco-Westfield, Chess Depositary Interest	27,093	222,690
Valeo SA	8,552	248,289
Veolia Environnement SA	17,413	389,598
Vinci SA	18,152	1,766,231
Vivendi SA	37,784	1,094,988
Wendel SA	986	124,255

		53,887,692
Germany – 5.3%
1&1 Drillisch AG	1,851	65,964
adidas AG	6,446	1,567,812
Allianz SE	15,169	3,380,392
Axel Springer SE	1,955	101,061
BASF SE	33,222	2,450,028
Bayer AG	33,577	2,162,097
Bayerische Motoren Werke AG	11,858	915,608
Beiersdorf AG	3,796	395,187
Brenntag AG	5,855	301,026
Commerzbank AG (B)	37,723	292,453
Continental AG	4,026	607,361
Covestro AG (C)	5,968	329,264
Daimler AG	32,355	1,898,707
Delivery Hero SE (B)(C)	3,273	118,288
Deutsche Bank AG (A)	73,967	602,983
Deutsche Boerse AG	7,052	904,209
Deutsche Lufthansa AG	9,032	198,534
Deutsche Post AG	34,717	1,129,799
Deutsche Telekom AG	119,710	1,988,774
Deutsche Wohnen SE	13,435	651,940
E.ON SE	80,904	900,323
Evonik Industries AG	6,088	166,137
Fraport AG Frankfurt Airport Services Worldwide	1,636	125,506
Fresenius Medical Care AG & Company KGaA	7,874	636,379
Fresenius SE & Company KGaA	14,863	830,726
GEA Group AG	7,004	183,567
Hannover Rueck SE	2,322	333,652
HeidelbergCement AG	5,549	399,984
Henkel AG & Company KGaA	3,884	369,576
HOCHTIEF AG	698	101,135
HUGO BOSS AG	2,319	158,561
Infineon Technologies AG	40,746	808,910
Innogy SE (C)	5,057	233,913
KION Group AG	2,424	126,844
LANXESS AG	3,216	171,932
Merck KGaA	4,647	530,555
METRO AG	6,304	104,701
MTU Aero Engines AG	1,815	411,392
Muenchener Rueckversicherungs-Gesellschaft AG	5,352	1,268,400
OSRAM Licht AG	3,780	130,219
ProSiebenSat.1 Media SE	8,326	118,537
Puma SE	226	130,989
RWE AG	18,337	492,391
SAP SE	35,123	4,060,397
Siemens AG	27,664	2,975,069

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Healthineers AG (C)	5,866	$244,909
Symrise AG	4,676	421,534
Telefonica Deutschland Holding AG	27,806	87,434
thyssenkrupp AG	16,095	221,402
TUI AG	15,706	150,642
Uniper SE	6,933	209,273
United Internet AG	4,503	164,657
Volkswagen AG	1,264	206,068
Vonovia SE	17,716	919,386
Wirecard AG	4,386	550,984
Zalando SE (B)(C)	4,151	162,177

		39,169,748
Greece – 0.0%
Alpha Bank AE (B)	53,207	73,831
FF Group (B)(E)	1,869	4,193
Hellenic Telecommunications Organization SA	8,503	113,872
JUMBO SA	5,651	94,664
OPAP SA	8,113	83,853
Titan Cement Company SA	2,489	53,738

		424,151
Hong Kong – 3.8%
AIA Group, Ltd.	432,600	4,325,901
Alibaba Health Information Technology, Ltd. (B)	122,000	141,283
Alibaba Pictures Group, Ltd. (B)	500,000	88,737
ASM Pacific Technology, Ltd.	10,700	119,561
Beijing Enterprises Holdings, Ltd.	19,786	112,353
Beijing Enterprises Water Group, Ltd. (B)	198,000	122,486
BOC Hong Kong Holdings, Ltd.	134,328	557,451
Brilliance China Automotive Holdings, Ltd.	108,000	107,279
China Ding Yi Feng Holdings, Ltd. (A)(B)(E)	32,000	80,041
China Everbright International, Ltd.	117,851	120,039
China Everbright, Ltd.	32,216	63,976
China First Capital Group, Ltd. (B)	112,000	59,257
China Gas Holdings, Ltd. (A)	74,000	260,696
China Jinmao Holdings Group, Ltd.	224,000	146,472
China Mengniu Dairy Company, Ltd. (B)	98,004	364,753
China Merchants Port Holdings Company, Ltd.	44,745	95,426
China Mobile, Ltd.	220,530	2,250,361
China Overseas Land & Investment, Ltd. (A)	142,882	543,739
China Resources Beer Holdings Company, Ltd.	65,979	278,289
China Resources Cement Holdings, Ltd.	88,000	91,177
China Resources Gas Group, Ltd.	36,000	169,954
China Resources Land, Ltd.	110,964	498,663
China Resources Power Holdings Company, Ltd.	68,244	102,639
China State Construction International Holdings, Ltd.	71,250	66,862
China Taiping Insurance Holdings Company, Ltd.	60,500	180,838
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	47,639
China Unicom Hong Kong, Ltd.	215,982	274,994
CITIC, Ltd.	207,967	310,894
CK Asset Holdings, Ltd.	92,665	825,256
CK Hutchison Holdings, Ltd.	96,663	1,016,446
CK Infrastructure Holdings, Ltd.	24,772	203,327
CLP Holdings, Ltd.	59,900	694,756

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
COSCO SHIPPING Ports, Ltd.	95,728	$103,517
Dairy Farm International Holdings, Ltd.	12,000	100,738
Far East Horizon, Ltd.	89,000	94,500
Fullshare Holdings, Ltd. (A)(B)	242,400	32,464
Galaxy Entertainment Group, Ltd.	86,000	586,091
Guangdong Investment, Ltd.	99,220	191,576
Haier Electronics Group Company, Ltd. (B)	45,000	131,016
Hanergy Thin Film Power Group, Ltd. (B)(E)	428,695	64,004
Hang Lung Group, Ltd.	30,000	96,440
Hang Lung Properties, Ltd.	74,326	181,537
Hang Seng Bank, Ltd.	27,819	686,932
Henderson Land Development Company, Ltd.	50,295	320,095
HK Electric Investments & HK Electric Investments, Ltd.	88,500	90,438
HKT Trust & HKT, Ltd.	145,233	233,531
Hong Kong & China Gas Company, Ltd.	326,475	782,967
Hong Kong Exchanges & Clearing, Ltd.	42,177	1,473,602
Hongkong Land Holdings, Ltd.	44,100	313,888
Hutchison China MediTech, Ltd., ADR (B)	1,900	58,102
Hysan Development Company, Ltd.	24,415	130,869
Jardine Matheson Holdings, Ltd.	8,000	499,437
Jardine Strategic Holdings, Ltd.	8,100	303,830
Jiayuan International Group, Ltd.	34,000	17,986
Kerry Properties, Ltd.	21,438	95,845
Kingboard Holdings, Ltd.	22,500	79,917
Kunlun Energy Company, Ltd.	118,000	123,520
Lee & Man Paper Manufacturing, Ltd.	56,000	47,784
Link REIT	77,244	904,347
Melco Resorts & Entertainment, Ltd., ADR	9,485	214,266
MTR Corp., Ltd.	52,105	322,836
New World Development Company, Ltd.	230,475	382,523
Nine Dragons Paper Holdings, Ltd.	81,000	77,314
NWS Holdings, Ltd.	58,117	127,239
PCCW, Ltd.	181,876	113,075
Power Assets Holdings, Ltd.	49,082	340,528
Shanghai Industrial Holdings, Ltd.	33,930	79,967
Shangri-La Asia, Ltd.	70,102	99,662
Shenzhen International Holdings, Ltd.	32,500	69,109
Shenzhen Investment, Ltd.	116,000	44,389
Shimao Property Holdings, Ltd.	64,000	200,566
Sino Biopharmaceutical, Ltd. (A)	249,000	227,560
Sino Land Company, Ltd.	121,778	235,795
SJM Holdings, Ltd.	83,000	94,883
SSY Group, Ltd.	54,000	50,359
Sun Art Retail Group, Ltd. (A)	86,000	83,899
Sun Hung Kai Properties, Ltd.	57,130	982,106
Swire Pacific, Ltd., Class A	18,163	233,956
Swire Properties, Ltd.	43,628	187,770
Techtronic Industries Company, Ltd.	49,000	329,998
The Bank of East Asia, Ltd.	42,804	139,147
The Wharf Holdings, Ltd.	46,876	141,709
WH Group, Ltd. (C)	327,303	350,092
Wharf Real Estate Investment Company, Ltd.	46,876	349,353
Wheelock & Company, Ltd.	29,000	212,833
Yue Yuen Industrial Holdings, Ltd.	31,567	108,678
Yuexiu Property Company, Ltd.	244,000	58,823

		27,924,953

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	12,392	$142,106
OTP Bank Nyrt	9,034	398,272
Richter Gedeon NYRT	4,794	90,570

		630,948
India – 2.3%
Adani Ports & Special Economic
Zone, Ltd.	28,840	158,034
Ambuja Cements, Ltd.	22,913	77,817
Ashok Leyland, Ltd.	52,290	68,715
Asian Paints, Ltd.	10,113	217,348
Aurobindo Pharma, Ltd.	9,153	103,897
Axis Bank, Ltd. (B)	65,325	730,115
Bajaj Auto, Ltd.	2,923	122,194
Bajaj Finance, Ltd.	5,420	236,146
Bajaj Finserv, Ltd.	1,261	128,085
Bharat Forge, Ltd.	9,316	68,883
Bharat Petroleum Corp., Ltd.	27,177	156,366
Bharti Airtel, Ltd.	42,144	201,607
Bharti Infratel, Ltd.	15,904	71,745
Bosch, Ltd.	253	66,431
Britannia Industries, Ltd.	2,012	89,482
Cadila Healthcare, Ltd.	6,725	33,497
Cipla, Ltd.	12,134	92,374
Coal India, Ltd.	24,417	83,315
Dabur India, Ltd.	17,709	104,516
Divi’s Laboratories, Ltd.	2,856	70,430
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	273,537
Eicher Motors, Ltd.	425	125,812
GAIL India, Ltd., GDR	4,977	152,111
Glenmark Pharmaceuticals, Ltd.	4,541	42,293
Godrej Consumer Products, Ltd.	11,997	118,541
Grasim Industries, Ltd.	10,574	131,290
Havells India, Ltd.	11,177	124,790
HCL Technologies, Ltd.	18,977	298,028
Hero MotoCorp, Ltd.	1,675	61,700
Hindalco Industries, Ltd.	41,886	123,884
Hindustan Petroleum Corp., Ltd.	20,412	83,905
Hindustan Unilever, Ltd.	25,000	615,652
Housing Development Finance Corp., Ltd.	57,455	1,628,367
ICICI Bank, Ltd., ADR	52,063	596,642
Indiabulls Housing Finance, Ltd.	10,065	124,880
Indian Oil Corp., Ltd.	38,494	90,681
Infosys, Ltd., ADR	120,208	1,313,873
ITC, Ltd.	113,026	483,633
JSW Steel, Ltd.	33,031	139,602
Larsen & Toubro, Ltd.	16,660	332,440
LIC Housing Finance, Ltd.	9,991	76,578
Lupin, Ltd.	7,740	82,492
Mahindra & Mahindra Financial Services, Ltd.	12,958	78,665
Mahindra & Mahindra, Ltd., GDR	23,120	229,003
Marico, Ltd.	14,917	74,812
Maruti Suzuki India, Ltd.	3,626	349,044
Motherson Sumi Systems, Ltd.	37,306	80,727
Nestle India, Ltd.	776	122,683
NTPC, Ltd.	66,405	129,553
Oil & Natural Gas Corp., Ltd.	44,697	103,243
Page Industries, Ltd.	194	69,972
Petronet LNG, Ltd.	21,320	77,066
Piramal Enterprises, Ltd.	2,660	105,784
Power Grid Corp. of India, Ltd.	55,842	159,368
REC, Ltd.	22,831	50,203
Reliance Capital, Ltd., GDR (C)	4,327	12,773
Reliance Industries, Ltd.	10,985	216,156
Reliance Industries, Ltd., GDR (C)	45,832	1,839,654

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Shree Cement, Ltd.	276	$74,700
Shriram Transport Finance Company, Ltd.	4,949	91,076
State Bank of India, GDR (B)	5,224	241,785
Sun Pharmaceutical Industries, Ltd.	29,344	202,582
Tata Consultancy Services, Ltd.	33,074	955,120
Tata Motors, Ltd., ADR (B)	16,666	209,325
Tata Steel, Ltd., GDR	11,000	81,486
Tech Mahindra, Ltd.	19,215	215,544
The Tata Power Company, Ltd.	38,886	41,347
Titan Company, Ltd.	10,263	169,676
UltraTech Cement, Ltd.	2,054	118,615
UltraTech Cement, Ltd., GDR (A)	1,026	59,218
United Spirits, Ltd. (B)	10,125	81,478
UPL, Ltd.	10,066	139,224
Vedanta, Ltd., ADR	13,934	147,143
Vodafone Idea, Ltd. (B)	42,286	10,950
Wipro, Ltd., ADR	87,330	347,573
Yes Bank, Ltd.	54,720	216,383
Zee Entertainment Enterprises, Ltd.	20,071	128,543

		17,132,202
Indonesia – 0.6%
Adaro Energy Tbk PT	315,000	29,831
Astra International Tbk PT	679,000	348,651
Bank Central Asia Tbk PT	360,900	704,254
Bank Danamon Indonesia Tbk PT	200,286	130,946
Bank Mandiri Persero Tbk PT (B)	715,674	375,546
Bank Negara Indonesia Persero Tbk PT (B)	276,500	183,001
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	560,396
Berlian Laju Tanker Tbk PT (B)(E)	128,000	1,151
Bumi Serpong Damai Tbk PT (B)	429,500	42,476
Charoen Pokphand Indonesia Tbk PT	276,000	124,166
Gudang Garam Tbk PT	26,000	152,116
Hanjaya Mandala Sampoerna Tbk PT	362,500	95,638
Indah Kiat Pulp & Paper Corp. Tbk PT	97,300	58,857
Indocement Tunggal Prakarsa Tbk PT	53,500	82,473
Indofood CBP Sukses Makmur Tbk PT	114,400	75,034
Indofood Sukses Makmur Tbk PT	147,500	66,078
Jasa Marga Persero Tbk PT	123,300	51,817
Kalbe Farma Tbk PT	855,000	91,246
Pakuwon Jati Tbk PT	1,217,900	59,065
Perusahaan Gas Negara Persero Tbk PT	480,500	79,488
Semen Indonesia Persero Tbk PT	111,000	109,001
Surya Citra Media Tbk PT	339,000	39,449
Telekomunikasi Indonesia Persero Tbk PT	1,932,500	534,162
Telekomunikasi Indonesia Persero Tbk PT, ADR	358	9,831
Tower Bersama Infrastructure Tbk PT	115,900	32,090
Unilever Indonesia Tbk PT	66,500	230,126
United Tractors Tbk PT	55,279	105,206

		4,372,095
Ireland – 0.5%
AerCap Holdings NV (B)	5,178	240,984
AIB Group PLC	28,431	127,941
Bank of Ireland Group PLC	28,441	169,207
CRH PLC	30,535	946,455
DCC PLC	3,519	304,478
Irish Bank Resolution Corp., Ltd. (B)(E)	38,483	0
James Hardie Industries PLC (A)	15,679	202,293
Kerry Group PLC (London Stock Exchange), Class A	5,738	636,348
Kingspan Group PLC	5,492	253,081
Paddy Power Betfair PLC	2,701	208,468

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (B)	1,872	$140,288
Smurfit Kappa Group PLC	8,017	225,143

		3,454,686
Isle of Man – 0.0%
GVC Holdings PLC	21,037	153,373
Israel – 0.3%
Azrieli Group, Ltd.	1,424	84,349
Bank Hapoalim BM	35,772	237,730
Bank Leumi Le-Israel BM	54,437	356,646
Bezeq The Israeli Telecommunication Corp., Ltd.	65,229	46,916
Check Point Software Technologies, Ltd. (B)	4,816	609,176
Elbit Systems, Ltd.	787	101,946
Israel Chemicals, Ltd.	16,931	88,464
Mizrahi Tefahot Bank, Ltd.	5,543	114,243
Nice, Ltd. (B)	1,954	238,652
Teva Pharmaceutical Industries, Ltd. (A)(B)	33,126	518,859
Wix.com, Ltd. (B)	1,600	193,328

		2,590,309
Italy – 1.4%
Assicurazioni Generali SpA	44,210	819,681
Atlantia SpA (A)	17,752	460,381
Davide Campari-Milano SpA	20,278	199,225
Enel SpA	289,660	1,856,095
Eni SpA	90,809	1,604,469
Ferrari NV	4,346	583,880
Intesa Sanpaolo SpA	533,162	1,301,197
Leonardo SpA	15,427	179,676
Mediobanca Banca di Credito Finanziario SpA	22,013	229,202
Moncler SpA	6,366	256,931
Pirelli & C. SpA (B)(C)	14,232	91,763
Poste Italiane SpA (C)	17,531	170,771
Prysmian SpA	8,366	158,558
Recordati SpA	3,480	135,601
Snam SpA	82,228	422,994
Telecom Italia SpA (A)(B)	424,333	264,295
Telecom Italia SpA	233,394	132,550
Terna Rete Elettrica Nazionale SpA	57,188	362,964
UniCredit SpA	71,728	921,386

		10,151,619
Japan – 15.8%
ABC-Mart, Inc.	1,400	83,351
Acom Company, Ltd.	18,200	65,071
Aeon Company, Ltd.	22,200	464,987
AEON Financial Service Company, Ltd.	4,800	97,887
Aeon Mall Company, Ltd.	3,300	54,313
AGC, Inc.	6,500	228,316
Air Water, Inc.	5,000	72,622
Aisin Seiki Company, Ltd.	6,200	221,954
Ajinomoto Company, Inc.	16,300	260,914
Alfresa Holdings Corp.	6,200	176,680
Alps Alpine Company, Ltd.	7,400	154,719
Amada Holdings Company, Ltd.	12,000	119,067
ANA Holdings, Inc. (A)	4,100	150,420
Aozora Bank, Ltd.	3,900	96,376
Asahi Group Holdings, Ltd.	12,900	575,836
Asahi Intecc Company, Ltd.	3,500	164,831
Asahi Kasei Corp.	46,400	480,530
Asics Corp.	5,900	79,393
Astellas Pharma, Inc.	66,600	1,000,717
Bandai Namco Holdings, Inc.	7,499	352,085

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Benesse Holdings, Inc.	2,400	$62,456
Bridgestone Corp.	21,800	840,030
Brother Industries, Ltd.	8,700	161,582
Calbee, Inc. (A)	2,500	67,520
Canon, Inc.	35,700	1,036,552
Casio Computer Company, Ltd. (A)	6,700	87,677
Central Japan Railway Company	5,200	1,208,722
Chubu Electric Power Company, Inc.	21,700	339,239
Chugai Pharmaceutical Company, Ltd.	8,200	564,808
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	119,552
Concordia Financial Group, Ltd.	39,100	151,174
Credit Saison Company, Ltd.	5,000	66,155
CyberAgent, Inc. (A)	3,600	147,314
Dai Nippon Printing Company, Ltd.	8,100	194,018
Daicel Corp.	10,034	109,279
Daifuku Company, Ltd. (A)	3,500	183,082
Dai-ichi Life Holdings, Inc.	39,400	548,501
Daiichi Sankyo Company, Ltd.	20,200	932,789
Daikin Industries, Ltd.	9,000	1,057,902
Daito Trust Construction Company, Ltd.	2,500	348,795
Daiwa House Industry Company, Ltd.	20,200	643,322
Daiwa House REIT Investment Corp.	61	135,322
Daiwa Securities Group, Inc.	59,900	291,972
DeNA Company, Ltd.	3,500	52,760
Denso Corp.	15,600	609,480
Dentsu, Inc.	7,600	321,650
Disco Corp. (A)	1,000	143,211
East Japan Railway Company	11,000	1,062,227
Eisai Company, Ltd.	9,000	506,402
Electric Power Development Company, Ltd.	5,200	126,804
FamilyMart UNY Holdings Company, Ltd.	8,800	224,320
FANUC Corp.	6,900	1,179,994
Fast Retailing Company, Ltd.	2,100	989,018
Fuji Electric Company, Ltd.	4,600	130,966
FUJIFILM Holdings Corp.	13,800	628,563
Fujitsu, Ltd.	6,900	499,005
Fukuoka Financial Group, Inc.	5,800	128,793
Hakuhodo DY Holdings, Inc.	9,300	149,750
Hamamatsu Photonics KK	5,400	209,483
Hankyu Hanshin Holdings, Inc.	8,400	315,316
Hikari Tsushin, Inc.	800	151,846
Hino Motors, Ltd.	10,000	84,422
Hirose Electric Company, Ltd.	1,223	128,779
Hisamitsu Pharmaceutical Company, Inc.	2,000	92,255
Hitachi Chemical Company, Ltd.	3,700	82,340
Hitachi Construction Machinery Company, Ltd.	4,100	109,301
Hitachi High-Technologies Corp.	2,800	115,050
Hitachi Metals, Ltd.	9,000	104,852
Hitachi, Ltd.	34,600	1,124,176
Honda Motor Company, Ltd. (A)	58,100	1,578,041
Hoshizaki Corp.	1,900	117,945
Hoya Corp.	13,700	907,451
Hulic Company, Ltd. (A)	10,700	105,137
Idemitsu Kosan Company, Ltd.	7,206	241,042
IHI Corp.	5,700	137,315
Iida Group Holdings Company, Ltd.	5,000	90,726
Inpex Corp.	36,700	349,124
Isetan Mitsukoshi Holdings, Ltd.	12,219	123,616
Isuzu Motors, Ltd.	18,900	249,005
ITOCHU Corp. (A)	48,100	871,754
J Front Retailing Company, Ltd.	9,000	107,241
Japan Airlines Company, Ltd.	4,000	140,958

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Airport Terminal Company, Ltd.	1,500	$63,555
Japan Exchange Group, Inc.	17,500	312,357
Japan Post Bank Company, Ltd. (A)	14,000	152,967
Japan Post Holdings Company, Ltd.	56,400	660,098
Japan Prime Realty Investment Corp.	28	115,262
Japan Real Estate Investment Corp.	47	277,050
Japan Retail Fund Investment Corp.	93	186,892
Japan Tobacco, Inc.	39,800	985,759
JFE Holdings, Inc.	18,300	311,481
JGC Corp. (A)	7,000	93,335
JSR Corp.	6,500	101,128
JTEKT Corp.	7,300	90,141
JXTG Holdings, Inc.	116,611	532,322
Kajima Corp.	16,500	244,080
Kakaku.com, Inc.	5,000	96,326
Kamigumi Company, Ltd.	4,500	104,370
Kaneka Corp.	2,165	81,280
Kansai Paint Company, Ltd. (A)	7,000	133,805
Kao Corp.	17,500	1,381,217
Kawasaki Heavy Industries, Ltd.	5,000	123,666
KDDI Corp.	63,000	1,356,850
Keihan Holdings Company, Ltd.	3,400	143,138
Keikyu Corp. (A)	8,900	151,210
Keio Corp.	3,500	226,404
Keisei Electric Railway Company, Ltd.	4,800	174,559
Keyence Corp.	3,498	2,186,932
Kikkoman Corp.	5,200	255,690
Kintetsu Group Holdings Company, Ltd.	6,200	289,204
Kirin Holdings Company, Ltd.	29,300	700,964
Kobayashi Pharmaceutical Company, Ltd.	1,800	152,294
Kobe Steel, Ltd.	10,500	78,995
Koito Manufacturing Company, Ltd.	4,000	227,412
Komatsu, Ltd.	33,200	774,342
Konami Holdings Corp.	3,700	160,986
Konica Minolta, Inc.	14,800	145,930
Kose Corp.	1,100	202,742
Kubota Corp.	35,200	511,641
Kuraray Company, Ltd.	10,500	133,941
Kurita Water Industries, Ltd.	3,500	89,617
Kyocera Corp.	11,500	677,153
Kyowa Hakko Kirin Company, Ltd.	9,473	206,734
Kyushu Electric Power Company, Inc. (A)	12,500	147,647
Kyushu Railway Company	5,700	187,501
Lawson, Inc.	1,900	105,403
LINE Corp. (A)(B)	2,600	91,559
Lion Corp.	8,000	168,593
LIXIL Group Corp.	10,300	137,665
M3, Inc.	14,800	249,079
Makita Corp.	7,800	272,610
Marubeni Corp.	57,400	397,977
Marui Group Company, Ltd. (A)	7,600	153,666
Maruichi Steel Tube, Ltd.	2,300	67,089
Mazda Motor Corp.	20,300	227,602
McDonald’s Holdings Company Japan, Ltd.	2,600	120,285
Mebuki Financial Group, Inc.	29,510	75,534
Medipal Holdings Corp.	6,090	144,904
MEIJI Holdings Company, Ltd.	4,500	365,811
MINEBEA MITSUMI, Inc. (A)	13,900	209,813
MISUMI Group, Inc.	10,700	267,149
Mitsubishi Chemical Holdings Corp.	45,700	322,761
Mitsubishi Corp.	48,100	1,339,163
Mitsubishi Electric Corp.	65,100	839,946

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Company, Ltd. (A)	42,200	$765,716
Mitsubishi Gas Chemical Company, Inc.	5,814	83,277
Mitsubishi Heavy Industries, Ltd.	10,800	449,431
Mitsubishi Materials Corp.	3,900	103,127
Mitsubishi Motors Corp. (A)	24,700	131,606
Mitsubishi Tanabe Pharma Corp.	8,800	117,871
Mitsubishi UFJ Financial Group, Inc.	419,100	2,072,782
Mitsubishi UFJ Lease & Finance Company, Ltd.	17,600	89,843
Mitsui & Company, Ltd.	58,500	910,286
Mitsui Chemicals, Inc.	6,800	164,697
Mitsui Fudosan Company, Ltd.	32,300	813,687
Mitsui OSK Lines, Ltd.	4,700	101,408
Mizuho Financial Group, Inc.	860,700	1,331,909
MonotaRO Company, Ltd.	4,500	100,596
MS&AD Insurance Group Holdings, Inc.	17,100	521,013
Murata Manufacturing Company, Ltd.	19,200	960,864
Nabtesco Corp.	3,900	114,285
Nagoya Railroad Company, Ltd.	6,000	166,273
NEC Corp.	9,500	321,980
Nexon Company, Ltd. (B)	16,000	251,621
NGK Insulators, Ltd.	9,000	131,119
NGK Spark Plug Company, Ltd.	6,300	117,340
NH Foods, Ltd.	3,119	112,384
Nidec Corp.	8,000	1,018,679
Nikon Corp.	12,400	175,319
Nintendo Company, Ltd.	4,100	1,175,433
Nippon Building Fund, Inc.	48	325,021
Nippon Electric Glass Company, Ltd.	2,800	74,394
Nippon Express Company, Ltd.	2,900	161,693
Nippon Paint Holdings Company, Ltd. (A)	5,200	205,265
Nippon Prologis REIT, Inc.	60	127,743
Nippon Steel & Sumitomo Metal Corp.	27,200	481,457
Nippon Telegraph & Telephone Corp.	23,000	980,515
Nippon Yusen KK (A)	5,500	80,769
Nissan Chemical Corp.	4,600	211,314
Nissan Motor Company, Ltd. (A)	83,900	688,999
Nisshin Seifun Group, Inc.	7,400	170,113
Nissin Foods Holdings Company, Ltd.	2,200	151,373
Nitori Holdings Company, Ltd.	2,900	374,957
Nitto Denko Corp.	5,800	305,713
Nomura Holdings, Inc.	123,700	447,009
Nomura Real Estate Holdings, Inc.	4,500	86,593
Nomura Real Estate Master Fund, Inc.	151	222,441
Nomura Research Institute, Ltd.	4,082	185,933
NSK, Ltd.	13,215	124,250
NTT Data Corp. (A)	22,500	248,753
NTT DOCOMO, Inc.	46,900	1,039,474
Obayashi Corp.	22,000	221,731
Obic Company, Ltd.	2,200	222,474
Odakyu Electric Railway Company, Ltd.	10,900	264,505
Oji Holdings Corp.	30,000	186,685
Olympus Corp.	40,800	443,872
Omron Corp. (A)	7,100	333,567
Ono Pharmaceutical Company, Ltd.	13,100	257,421
Oracle Corp. Japan	1,500	100,873
Oriental Land Company, Ltd.	7,100	807,526
ORIX Corp.	47,800	686,772
Osaka Gas Company, Ltd.	13,800	272,842
Otsuka Corp.	3,800	142,167
Otsuka Holdings Company, Ltd.	13,900	547,284
Pan Pacific International Holdings Corp.	4,500	298,144
Panasonic Corp.	79,100	682,008
Park24 Company, Ltd.	4,100	89,134

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Persol Holdings Company, Ltd.	6,200	$100,678
Pigeon Corp.	4,100	168,218
Pola Orbis Holdings, Inc.	3,200	102,356
Rakuten, Inc.	32,500	308,420
Recruit Holdings Company, Ltd.	39,700	1,138,217
Renesas Electronics Corp. (B)	29,900	138,949
Resona Holdings, Inc.	78,000	337,902
Ricoh Company, Ltd. (A)	24,000	251,335
Rinnai Corp.	1,200	84,966
Rohm Company, Ltd.	3,400	213,027
Ryohin Keikaku Company, Ltd.	900	228,451
Sankyo Company, Ltd.	1,900	72,538
Santen Pharmaceutical Company, Ltd.	14,000	209,249
SBI Holdings, Inc.	8,013	179,184
Secom Company, Ltd.	7,400	634,616
Sega Sammy Holdings, Inc.	6,900	81,529
Seibu Holdings, Inc.	7,300	127,905
Seiko Epson Corp.	9,400	144,196
Sekisui Chemical Company, Ltd.	13,400	215,924
Sekisui House, Ltd.	22,200	367,887
Seven & i Holdings Company, Ltd.	26,900	1,014,942
Seven Bank, Ltd.	20,400	60,307
SG Holdings Company, Ltd.	3,500	102,104
Sharp Corp. (B)	6,200	68,501
Shimadzu Corp.	8,000	232,199
Shimamura Company, Ltd.	700	59,326
Shimano, Inc.	2,600	423,324
Shimizu Corp.	20,000	174,185
Shin-Etsu Chemical Company, Ltd.	13,100	1,102,351
Shinsei Bank, Ltd.	5,600	79,686
Shionogi & Company, Ltd.	9,700	602,191
Shiseido Company, Ltd.	13,600	984,706
Showa Denko KK	4,800	169,670
SMC Corp.	2,000	753,913
Softbank Corp. (A)	59,900	674,846
SoftBank Group Corp.	29,500	2,875,563
Sohgo Security Services Company, Ltd.	2,900	126,493
Sompo Holdings, Inc.	11,300	418,473
Sony Corp.	45,400	1,916,843
Sony Financial Holdings, Inc.	5,800	109,457
Stanley Electric Company, Ltd.	5,300	142,822
Subaru Corp.	22,300	509,169
SUMCO Corp.	8,200	91,727
Sumitomo Chemical Company, Ltd.	56,000	261,425
Sumitomo Corp.	40,200	557,345
Sumitomo Dainippon Pharma Company, Ltd.	5,300	131,541
Sumitomo Electric Industries, Ltd.	26,500	352,532
Sumitomo Heavy Industries, Ltd.	4,002	130,064
Sumitomo Metal Mining Company, Ltd.	8,500	251,870
Sumitomo Mitsui Financial Group, Inc.	48,000	1,680,898
Sumitomo Mitsui Trust Holdings, Inc.	11,700	420,488
Sumitomo Realty & Development Company, Ltd.	13,000	539,375
Sumitomo Rubber Industries, Ltd.	7,100	85,275
Sundrug Company, Ltd.	2,400	66,236
Suntory Beverage & Food, Ltd.	5,000	235,158
Suzuken Company, Ltd.	2,640	153,133
Suzuki Motor Corp.	12,600	558,532
Sysmex Corp.	6,000	363,459
T&D Holdings, Inc.	19,900	209,563
Taiheiyo Cement Corp.	4,200	140,276
Taisei Corp.	7,400	344,269
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	114,639

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taiyo Nippon Sanso Corp.	4,600	$70,236
Takashimaya Company, Ltd.	5,590	74,491
Takeda Pharmaceutical Company, Ltd.	53,176	2,177,677
TDK Corp.	4,700	369,910
Teijin, Ltd.	6,400	105,831
Terumo Corp.	21,800	667,204
The Bank of Kyoto, Ltd.	1,900	79,554
The Chiba Bank, Ltd.	21,600	117,458
The Chugoku Electric Power Company, Inc. (A)	10,000	124,826
The Kansai Electric Power Company, Inc.	24,500	361,304
The Shizuoka Bank, Ltd.	17,000	129,505
The Yokohama Rubber Company, Ltd.	5,000	93,076
THK Company, Ltd.	4,000	99,345
Tobu Railway Company, Ltd.	6,400	184,971
Toho Company, Ltd.	4,067	163,602
Toho Gas Company, Ltd. (A)	2,800	125,922
Tohoku Electric Power Company, Inc.	16,600	211,957
Tokio Marine Holdings, Inc.	23,100	1,119,118
Tokyo Century Corp.	1,500	65,375
Tokyo Electric Power Company Holdings, Inc. (B)	51,500	325,795
Tokyo Electron, Ltd. (A)	5,600	812,327
Tokyo Gas Company, Ltd.	13,900	376,269
Tokyu Corp.	17,900	312,913
Tokyu Fudosan Holdings Corp.	19,300	115,657
Toppan Printing Company, Ltd.	7,900	119,553
Toray Industries, Inc.	49,500	315,878
Toshiba Corp.	23,600	752,223
Tosoh Corp.	9,300	145,110
TOTO, Ltd. (A)	5,400	229,608
Toyo Seikan Group Holdings, Ltd.	5,500	112,824
Toyo Suisan Kaisha, Ltd.	3,600	137,231
Toyoda Gosei Company, Ltd.	2,466	52,356
Toyota Industries Corp.	5,200	261,294
Toyota Motor Corp.	81,680	4,811,834
Toyota Tsusho Corp.	7,900	258,124
Trend Micro, Inc.	4,300	209,714
Tsuruha Holdings, Inc.	1,300	105,877
Unicharm Corp.	14,600	484,022
United Urban Investment Corp.	114	179,973
USS Company, Ltd.	7,770	144,503
Welcia Holdings Company, Ltd.	1,700	57,756
West Japan Railway Company	5,900	444,540
Yahoo Japan Corp.	102,600	251,642
Yakult Honsha Company, Ltd.	4,143	290,481
Yamada Denki Company, Ltd. (A)	22,400	110,474
Yamaguchi Financial Group, Inc.	7,000	59,351
Yamaha Corp.	4,900	245,360
Yamaha Motor Company, Ltd.	10,100	198,671
Yamato Holdings Company, Ltd.	11,000	284,579
Yamazaki Baking Company, Ltd.	4,000	65,025
Yaskawa Electric Corp.	9,000	284,162
Yokogawa Electric Corp.	7,686	159,605
ZOZO, Inc. (A)	7,300	138,013

		117,415,395
Luxembourg – 0.2%
ArcelorMittal	24,275	492,647
Aroundtown SA	27,728	228,717
Eurofins Scientific SE (A)	430	178,133
Millicom International Cellular SA	2,582	156,809
Reinet Investments SCA	5,229	89,619
RTL Group SA	1,422	77,730
SES SA	12,937	201,294
Tenaris SA	16,418	231,282

		1,656,231

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Macau – 0.1%
MGM China Holdings, Ltd.	35,912	$75,309
Sands China, Ltd.	89,600	450,952
Wynn Macau, Ltd.	61,415	145,041

		671,302
Malaysia – 0.6%
AirAsia Group BHD	21,700	14,164
Alliance Bank Malaysia BHD	53,600	53,770
AMMB Holdings BHD	59,087	66,072
Axiata Group BHD	99,226	101,066
British American Tobacco Malaysia BHD	4,300	38,099
CIMB Group Holdings BHD	178,578	225,663
Dialog Group BHD	166,000	128,863
DiGi.Com BHD	110,800	123,649
Gamuda BHD	72,333	51,173
Genting BHD	72,900	118,724
Genting Malaysia BHD	105,700	83,026
Genting Plantations BHD	15,000	38,968
HAP Seng Consolidated BHD	30,200	73,244
Hartalega Holdings BHD	60,200	68,365
Hong Leong Bank BHD	23,269	115,895
Hong Leong Financial Group BHD	6,104	28,692
IHH Healthcare BHD	108,100	153,052
IJM Corp. BHD	87,420	47,637
IOI Corp. BHD	114,466	125,132
IOI Properties Group BHD	83,462	27,015
Kuala Lumpur Kepong BHD	17,150	104,212
Malayan Banking BHD	158,909	361,093
Malaysia Airports Holdings BHD	34,427	61,153
Maxis BHD	67,200	88,345
MISC BHD	26,280	43,137
Nestle Malaysia BHD	2,800	100,709
Petronas Chemicals Group BHD	99,800	224,086
Petronas Dagangan BHD	12,200	74,845
Petronas Gas BHD	21,200	91,625
PPB Group BHD	21,240	95,291
Press Metal Aluminium Holdings BHD	60,400	66,879
Public Bank BHD	97,378	552,856
RHB Bank BHD	29,167	40,775
Sime Darby BHD	108,224	59,168
Sime Darby Plantation BHD	108,224	133,169
Sime Darby Property BHD	108,224	29,457
Telekom Malaysia BHD	42,705	33,528
Tenaga Nasional BHD	124,350	386,333
YTL Corp. BHD	156,867	40,757

		4,269,687
Malta – 0.0%
BGP Holdings PLC (B)(E)	271,827	0
Mexico – 0.7%
Alfa SAB de CV, Class A	108,680	115,510
Alsea SAB de CV	18,000	37,715
America Movil SAB de CV, Series L (A)	1,206,532	862,153
Arca Continental SAB de CV (A)	16,000	89,132
Banco Santander Mexico SA, B Shares	65,000	88,775
Cemex SAB de CV (B)	521,849	243,580
Coca-Cola Femsa SAB de CV, Series L	19,312	127,661
El Puerto de Liverpool SAB de CV, Series C1	7,600	48,199
Fibra Uno Administracion SA de CV	120,700	166,777
Fomento Economico Mexicano SAB de CV (A)	69,720	642,666

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Fresnillo PLC	9,037	$102,416
Gruma SAB de CV, Class B	7,685	78,472
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,000	124,289
Grupo Aeroportuario del Sureste SAB de CV, B Shares	8,020	129,591
Grupo Bimbo SAB de CV, Series A (A)	58,984	123,315
Grupo Carso SAB de CV, Series A1	17,777	69,871
Grupo Financiero Banorte SAB de CV, Series O	92,962	505,034
Grupo Financiero Inbursa SAB de CV, Series O	86,738	120,163
Grupo Mexico SAB de CV, Series B (A)	136,866	374,702
Grupo Televisa SAB (A)	87,126	192,967
Industrias Penoles SAB de CV	4,883	60,937
Infraestructura Energetica Nova SAB de CV	18,000	72,333
Kimberly-Clark de Mexico SAB de CV, Class A (A)(B)	56,178	95,336
Mexichem SAB de CV	37,631	89,957
Promotora y Operadora de Infraestructura SAB de CV	9,800	97,171
Wal-Mart de Mexico SAB de CV	186,488	498,544

		5,157,266
Netherlands – 3.2%
ABN AMRO Group NV (C)	15,368	346,466
Adyen NV (A)(B)(C)	264	207,070
Aegon NV	69,254	332,661
Akzo Nobel NV	8,226	730,747
ASML Holding NV	14,584	2,741,072
EXOR NV	3,992	259,257
Heineken Holding NV	4,217	423,129
Heineken NV	9,190	971,333
ING Groep NV	139,163	1,686,287
Koninklijke Ahold Delhaize NV	46,490	1,237,745
Koninklijke DSM NV	6,581	717,890
Koninklijke KPN NV	122,257	388,091
Koninklijke Philips NV	34,753	1,419,930
Koninklijke Vopak NV	2,830	135,549
NN Group NV	11,618	483,386
NXP Semiconductors NV	12,069	1,066,779
QIAGEN NV (B)	7,963	323,237
Randstad NV (A)	4,395	214,600
Royal Dutch Shell PLC, A Shares	161,040	5,060,856
Royal Dutch Shell PLC, B Shares	134,198	4,241,428
Wolters Kluwer NV	10,629	724,149

		23,711,662
New Zealand – 0.1%
a2 Milk Company, Ltd. (B)	26,028	254,675
Auckland International Airport, Ltd.	35,472	196,784
Fisher & Paykel Healthcare Corp., Ltd.	19,921	213,257
Fletcher Building, Ltd.	29,269	98,705
Meridian Energy, Ltd.	43,320	123,582
Ryman Healthcare, Ltd.	12,940	108,044
Spark New Zealand, Ltd.	63,312	164,002

		1,159,049
Norway – 0.5%
Aker BP ASA	3,844	137,086
DNB ASA	35,015	644,969
Equinor ASA	42,262	926,386
Gjensidige Forsikring ASA (A)	6,934	119,857
Mowi ASA	14,928	333,506
Norsk Hydro ASA	48,185	195,959
Orkla ASA	29,206	224,296

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Schibsted ASA, B Shares	3,512	$125,909
Telenor ASA	26,898	538,604
Yara International ASA	6,981	286,046

		3,532,618
Peru – 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	139,346
Credicorp., Ltd.	2,434	584,038
Southern Copper Corp. (A)	2,874	114,040

		837,424
Philippines – 0.3%
Aboitiz Equity Ventures, Inc.	85,070	95,557
Aboitiz Power Corp.	72,200	48,712
Alliance Global Group, Inc.	147,100	45,301
Ayala Corp.	8,920	159,743
Ayala Land, Inc.	253,800	217,170
Bank of the Philippine Islands	34,118	54,763
BDO Unibank, Inc.	77,140	196,895
Globe Telecom, Inc.	970	35,820
GT Capital Holdings, Inc.	3,208	56,950
JG Summit Holdings, Inc.	85,100	102,945
Jollibee Foods Corp.	18,900	114,131
Manila Electric Company	8,090	58,623
Megaworld Corp.	564,000	62,304
Metro Pacific Investments Corp.	509,100	47,044
Metropolitan Bank & Trust Company	58,091	88,479
PLDT, Inc.	3,730	81,764
Security Bank Corp.	15,170	49,975
SM Investments Corp.	8,302	147,823
SM Prime Holdings, Inc.	311,044	236,493
Universal Robina Corp.	30,280	87,619

		1,988,111
Poland – 0.3%
Alior Bank SA (B)	4,231	65,920
Bank Handlowy w Warszawie SA	1,164	20,473
Bank Millennium SA (B)	21,269	49,561
Bank Polska Kasa Opieki SA	5,522	158,367
Boryszew SA (B)	2,380	2,821
CCC SA	1,215	68,162
CD Projekt SA (B)	2,349	122,564
Cyfrowy Polsat SA	6,360	42,551
Dino Polska SA (B)(C)	1,719	54,118
Grupa Lotos SA	3,293	71,541
Jastrzebska Spolka Weglowa SA (B)	1,853	29,464
KGHM Polska Miedz SA (B)	5,681	158,372
LPP SA	42	91,065
mBank SA	525	58,146
Orange Polska SA (B)	26,179	34,992
PGE Polska Grupa Energetyczna SA (B)	26,654	69,053
Polski Koncern Naftowy ORLEN SA	11,432	290,994
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	102,653
Powszechna Kasa Oszczednosci Bank Polski SA	32,873	330,511
Powszechny Zaklad Ubezpieczen SA	23,000	242,784
Santander Bank Polska SA	1,219	121,066

		2,185,178
Portugal – 0.1%
EDP – Energias de Portugal SA	84,624	332,947
Galp Energia SGPS SA	18,673	299,212
Jeronimo Martins SGPS SA	7,332	108,260

		740,419
Romania – 0.0%
NEPI Rockcastle PLC	12,881	108,790

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Russia – 0.9%
Gazprom PJSC, ADR	251,662	$1,137,512
Gazprom PJSC, ADR	3,680	16,625
LUKOIL PJSC, ADR	23,756	2,124,024
MMC Norilsk Nickel PJSC, ADR	39,185	823,865
Mobile TeleSystems PJSC, ADR	20,264	153,196
Novatek PJSC, GDR	3,057	524,144
Rosneft Oil Company PJSC, GDR	9,131	57,391
Rosneft Oil Company PJSC, GDR	30,000	188,559
Sberbank of Russia PJSC, ADR	40,000	527,200
Sberbank of Russia PJSC, ADR	34,900	468,438
Severstal PJSC, GDR	4,250	66,331
Surgutneftegas PJSC, ADR	22,274	136,985
Surgutneftegas PJSC, ADR	23,070	85,601
Tatneft PJSC, ADR	7,986	550,954
VTB Bank PJSC, GDR	50,760	58,031

		6,918,856
Singapore – 0.9%
Ascendas Real Estate Investment Trust	97,931	210,491
BOC Aviation, Ltd. (C)	7,400	60,400
CapitaLand Commercial Trust	82,786	118,611
CapitaLand Mall Trust (A)	90,402	158,858
CapitaLand, Ltd.	89,999	242,831
City Developments, Ltd.	16,600	111,095
ComfortDelGro Corp., Ltd.	90,200	171,438
DBS Group Holdings, Ltd.	64,118	1,196,883
Genting Singapore, Ltd.	226,200	173,998
Golden Agri-Resources, Ltd.	284,496	58,819
Jardine Cycle & Carriage, Ltd.	4,152	99,732
Keppel Corp., Ltd.	55,069	253,392
Oversea-Chinese Banking Corp., Ltd.	115,427	943,682
SATS, Ltd.	29,800	112,614
Sembcorp Industries, Ltd.	38,019	71,705
Singapore Airlines, Ltd.	23,140	165,234
Singapore Exchange, Ltd.	28,000	151,359
Singapore Press Holdings, Ltd.	59,500	106,022
Singapore Technologies Engineering, Ltd.	54,000	149,331
Singapore Telecommunications, Ltd.	294,940	658,517
Suntec Real Estate Investment Trust	103,300	148,843
United Overseas Bank, Ltd.	47,508	886,376
UOL Group, Ltd.	20,239	104,049
Venture Corp., Ltd.	9,700	128,876
Wilmar International, Ltd.	72,000	176,049

		6,659,205
South Africa – 1.5%
Absa Group, Ltd.	25,092	265,546
Anglo American Platinum, Ltd.	2,632	134,370
AngloGold Ashanti, Ltd.	14,430	189,729
Aspen Pharmacare Holdings, Ltd.	14,246	92,020
Bid Corp., Ltd.	11,078	228,996
Capitec Bank Holdings, Ltd.	1,337	125,262
Clicks Group, Ltd.	9,143	116,747
Discovery, Ltd.	16,606	157,911
Exxaro Resources, Ltd.	8,997	102,321
FirstRand, Ltd. (A)	118,126	517,236
Fortress REIT, Ltd., Class A (A)	32,243	40,940
Fortress REIT, Ltd., Class B	25,525	19,148
Gold Fields, Ltd.	29,492	108,706
Growthpoint Properties, Ltd.	106,448	180,203
Hyprop Investments, Ltd.	8,505	41,492
Investec PLC	24,383	140,509
Investec, Ltd.	7,953	46,566
Kumba Iron Ore, Ltd. (A)	2,928	87,743
Liberty Holdings, Ltd.	4,754	33,403
Life Healthcare Group Holdings, Ltd.	60,966	113,560

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
MMI Holdings, Ltd.	19,936	$22,986
Mr. Price Group, Ltd.	8,969	117,810
MTN Group, Ltd. (A)	59,164	364,176
MultiChoice Group, Ltd. (B)	15,717	131,477
Naspers, Ltd., N Shares	15,717	3,662,716
Nedbank Group, Ltd.	13,031	227,737
Netcare, Ltd.	36,217	58,909
Old Mutual, Ltd. (London Stock Exchange)	182,601	268,620
Pick n Pay Stores, Ltd.	13,126	60,557
PSG Group, Ltd.	4,220	76,514
Rand Merchant Investment Holdings, Ltd.	32,688	76,249
Redefine Properties, Ltd.	212,155	142,626
Remgro, Ltd.	20,519	264,067
Resilient REIT, Ltd.	9,826	37,121
RMB Holdings, Ltd.	31,391	165,656
Sanlam, Ltd.	63,976	328,350
Sappi, Ltd.	26,810	123,930
Sasol, Ltd.	19,396	604,779
Shoprite Holdings, Ltd.	16,492	181,693
Standard Bank Group, Ltd.	46,838	604,162
Telkom SA SOC, Ltd.	13,339	67,745
The Bidvest Group, Ltd.	11,166	150,397
The Foschini Group, Ltd.	7,014	79,596
The SPAR Group, Ltd.	5,706	76,021
Tiger Brands, Ltd.	6,286	115,689
Truworths International, Ltd.	19,528	94,445
Vodacom Group, Ltd.	19,298	149,012
Woolworths Holdings, Ltd.	33,746	108,732

		11,104,180
South Korea – 3.2%
Amorepacific Corp.	1,183	196,899
AMOREPACIFIC Group	770	47,315
BGF Company, Ltd.	3,285	23,704
BGF retail Company, Ltd.	279	53,685
BNK Financial Group, Inc.	8,021	47,231
Celltrion Healthcare Company, Ltd. (B)	1,441	84,984
Celltrion Pharm, Inc. (B)	549	26,860
Celltrion, Inc. (B)	3,014	481,963
Cheil Worldwide, Inc.	3,910	83,386
CJ CheilJedang Corp.	326	92,820
CJ Corp.	456	50,083
CJ ENM Company, Ltd.	398	81,766
CJ Logistics Corp. (B)	392	57,222
Coway Company, Ltd.	1,930	160,748
Daelim Industrial Company, Ltd.	877	74,489
Daewoo Engineering & Construction Company, Ltd. (B)	2,130	9,549
DB Insurance Company, Ltd.	1,810	109,560
DGB Financial Group, Inc.	4,763	34,310
Doosan Bobcat, Inc.	1,853	50,490
E-MART, Inc.	817	123,942
Fila Korea, Ltd.	1,753	120,572
GS Engineering & Construction Corp.	1,468	55,232
GS Holdings Corp.	2,038	94,926
GS Retail Company, Ltd.	966	33,354
Hana Financial Group, Inc.	10,757	345,385
Hankook Tire Company, Ltd.	3,008	99,261
Hanmi Pharm Company, Ltd.	223	89,719
Hanmi Science Company, Ltd.	701	47,878
Hanon Systems	9,450	94,663
Hanwha Chemical Corp.	4,418	81,610
Hanwha Corp.	2,040	54,766
Hanwha Life Insurance Company, Ltd.	8,120	28,644

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction	1,376	$61,540
HLB, Inc. (B)	1,118	79,085
Hotel Shilla Company, Ltd.	1,190	100,285
Hyundai Department Store Company, Ltd.	494	44,032
Hyundai Engineering & Construction Company, Ltd.	2,649	124,869
Hyundai Glovis Company, Ltd.	539	61,097
Hyundai Heavy Industries Company, Ltd. (B)	1,465	153,912
Hyundai Heavy Industries Holdings Company, Ltd.	311	91,325
Hyundai Marine & Fire Insurance Company, Ltd.	2,650	88,550
Hyundai Mobis Company, Ltd.	2,332	428,842
Hyundai Motor Company	5,358	564,932
Hyundai Steel Company	2,875	114,000
Industrial Bank of Korea	9,029	111,795
Kakao Corp.	1,792	163,735
Kangwon Land, Inc.	4,000	112,829
KB Financial Group, Inc.	10,980	406,284
KB Financial Group, Inc., ADR	2,772	102,730
KCC Corp.	196	55,057
Kia Motors Corp.	8,934	278,430
Korea Aerospace Industries, Ltd.	1,710	53,369
Korea Electric Power Corp. (B)	6,370	167,538
Korea Electric Power Corp., ADR	4,277	55,644
Korea Gas Corp.	1,166	46,390
Korea Investment Holdings Company, Ltd.	1,170	64,153
Korea Zinc Company, Ltd.	339	139,064
Korean Air Lines Company, Ltd.	1,349	37,930
KT Corp.	634	15,300
KT&G Corp.	4,323	394,201
Kumho Petrochemical Company, Ltd.	614	51,597
LG Chem, Ltd.	1,568	506,478
LG Corp.	3,654	249,605
LG Display Company, Ltd. (B)	7,650	131,823
LG Display Company, Ltd., ADR (A)	2,417	20,907
LG Electronics, Inc.	3,460	229,423
LG Household & Health Care, Ltd.	362	452,371
LG Innotek Company, Ltd.	650	67,573
LG Uplus Corp.	3,050	41,538
Lotte Chemical Corp.	562	144,186
Lotte Corp.	819	35,697
Lotte Shopping Company, Ltd.	366	57,474
Medy-Tox, Inc.	144	74,401
Mirae Asset Daewoo Company, Ltd.	13,812	89,428
NAVER Corp.	4,825	528,059
NCSoft Corp.	632	276,301
Netmarble Corp. (B)(C)	916	101,008
NH Investment & Securities Company, Ltd.	3,944	46,863
OCI Company, Ltd.	650	53,350
Orange Life Insurance, Ltd. (C)	1,552	49,265
Orion Corp.	940	82,873
Ottogi Corp.	43	29,220
Pan Ocean Company, Ltd. (B)	11,652	42,292
Pearl Abyss Corp. (B)	204	30,222
POSCO	2,811	627,696
POSCO Chemtech Company, Ltd.	847	45,042
Posco International Corp.	1,626	25,489
S-1 Corp.	810	71,689

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Biologics
Company, Ltd. (B)(C)	550	$155,247
Samsung C&T Corp.	2,732	257,969
Samsung Card Company, Ltd.	1,490	45,151
Samsung Electro-Mechanics Company, Ltd.	2,318	214,402
Samsung Electronics Company, Ltd.	171,900	6,780,240
Samsung Engineering Company, Ltd. (B)	5,618	79,934
Samsung Fire & Marine Insurance Company, Ltd.	1,090	289,190
Samsung Heavy Industries Company, Ltd. (B)	15,521	113,177
Samsung Life Insurance Company, Ltd.	2,349	174,103
Samsung SDI Company, Ltd.	1,971	373,519
Samsung SDS Company, Ltd.	1,346	279,273
Samsung Securities Company, Ltd.	2,834	83,380
Shinhan Financial Group Company, Ltd.	14,125	524,492
Shinhan Financial Group Company, Ltd., ADR	350	13,003
Shinsegae, Inc.	197	58,730
SillaJen, Inc. (A)(B)	1,857	105,557
SK Holdings Company, Ltd.	1,081	258,001
SK Hynix, Inc.	20,911	1,371,058
SK Innovation Company, Ltd.	2,274	359,732
SK Telecom Company, Ltd.	677	149,934
S-Oil Corp.	1,778	140,341
ViroMed Company, Ltd. (B)	488	120,764
Woori Financial Group, Inc.	16,990	205,808
Yuhan Corp.	404	85,506

		23,554,315
Spain – 2.0%
ACS Actividades de Construccion y
Servicios SA	9,313	409,419
Aena SME SA (C)	2,372	427,415
Amadeus IT Group SA	15,884	1,273,092
Banco Bilbao Vizcaya Argentaria SA (A)	239,320	1,367,442
Banco de Sabadell SA	196,135	195,492
Banco Santander SA	576,452	2,676,785
Bankia SA	48,666	126,183
Bankinter SA	26,033	198,417
CaixaBank SA	126,097	394,330
Enagas SA	7,812	227,427
Endesa SA	12,378	315,893
Ferrovial SA	18,914	443,222
Grifols SA	10,824	303,507
Iberdrola SA	219,382	1,926,132
Industria de Diseno Textil SA	39,465	1,160,333
Mapfre SA	37,878	104,408
Naturgy Energy Group SA	12,174	340,745
Red Electrica Corp. SA	15,612	332,798
Repsol SA	50,190	858,669
Siemens Gamesa Renewable Energy SA (B)	9,848	156,975
Telefonica SA	168,167	1,408,721

		14,647,405
Sweden – 1.6%
Alfa Laval AB	10,314	237,026
Assa Abloy AB, B Shares	35,703	770,554
Atlas Copco AB, A Shares	24,463	658,080
Atlas Copco AB, B Shares	13,732	340,587
Boliden AB	10,826	308,531
Electrolux AB, Series B	9,396	241,956
Epiroc AB, Class A (B)	24,463	247,068
Epiroc AB, Class B (B)	13,732	131,564
Essity AB, B Shares	21,740	627,380

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hennes & Mauritz AB, B Shares (A)	33,681	$561,909
Hexagon AB, B Shares	9,164	478,934
Husqvarna AB, B Shares (A)	18,793	153,697
ICA Gruppen AB (A)	2,659	106,753
Industrivarden AB, C Shares	6,375	133,687
Investor AB, B Shares	16,738	754,496
Kinnevik AB, B Shares	8,775	227,589
L E Lundbergforetagen AB, B Shares	2,546	80,633
Lundin Petroleum AB	6,165	208,759
Sandvik AB	41,495	674,880
Securitas AB, B Shares	10,739	173,716
Skandinaviska Enskilda Banken AB, Series A	53,076	459,793
Skanska AB, B Shares (A)	13,244	240,865
SKF AB, B Shares (A)	14,059	233,904
Svenska Handelsbanken AB, A Shares (A)	54,342	573,743
Swedbank AB, A Shares (A)	33,187	469,029
Swedish Match AB	6,740	343,894
Tele2 AB, B Shares	14,276	190,489
Telefonaktiebolaget LM Ericsson, B Shares	112,943	1,040,419
Telia Company AB	105,161	474,028
Volvo AB, B Shares	56,973	884,001

		12,027,964
Switzerland – 6.3%
ABB, Ltd.	66,335	1,246,727
Adecco Group AG	6,058	323,525
Baloise Holding AG	1,882	311,048
Barry Callebaut AG	81	146,410
Chocoladefabriken Lindt & Spruengli AG	4	312,835
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	40	271,976
Cie Financiere Richemont SA	18,989	1,385,311
Clariant AG (B)	7,125	149,972
Coca-Cola HBC AG (B)	7,250	247,220
Credit Suisse Group AG (B)	88,484	1,031,407
Dufry AG (B)	1,156	121,552
EMS-Chemie Holding AG	321	174,252
Ferguson PLC	8,283	527,556
Geberit AG (A)	1,376	562,771
Givaudan SA	334	854,884
Glencore PLC (B)	411,419	1,704,995
Julius Baer Group, Ltd. (B)	8,299	335,713
Kuehne + Nagel International AG (A)	2,065	283,330
LafargeHolcim, Ltd. (B)	9,914	490,175
LafargeHolcim, Ltd. (London Stock Exchange) (A)(B)	6,464	319,451
Lonza Group AG (B)	2,701	838,544
Nestle SA	109,584	10,448,880
Novartis AG	77,565	7,455,512
Pargesa Holding SA, Bearer Shares	1,634	128,147
Partners Group Holding AG	648	471,396
Roche Holding AG	25,135	6,926,072
Schindler Holding AG	806	166,868
Schindler Holding AG, Participation Certificates	1,486	308,341
SGS SA	193	480,705
Sika AG	4,800	671,290
Sonova Holding AG (A)	2,002	396,736
STMicroelectronics NV	23,162	343,548
Straumann Holding AG	401	327,818
Swiss Life Holding AG (B)	1,182	520,789
Swiss Prime Site AG (B)	2,602	228,070

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	10,908	$1,066,205
Swisscom AG (A)	962	470,678
Temenos AG (B)	2,143	316,168
The Swatch Group AG	2,152	119,159
The Swatch Group AG, Bearer Shares	1,149	329,076
UBS Group AG (B)	138,779	1,683,882
Vifor Pharma AG	1,821	246,437
Zurich Insurance Group AG	5,415	1,792,564

		46,537,995
Taiwan – 2.6%
Acer, Inc.	58,018	37,296
Advantech Company, Ltd.	12,089	100,602
Airtac International Group	4,000	52,014
ASE Technology Holding Company, Ltd.	111,338	244,233
Asia Cement Corp.	36,863	48,025
Asustek Computer, Inc.	24,952	180,811
AU Optronics Corp.	163,827	60,391
Catcher Technology Company, Ltd.	22,184	171,377
Cathay Financial Holding Company, Ltd.	259,901	379,645
Chailease Holding Company, Ltd.	34,680	142,106
Chang Hwa Commercial Bank, Ltd.	107,201	64,218
Cheng Shin Rubber Industry Company, Ltd.	43,680	59,525
China Airlines, Ltd.	26,874	8,606
China Development Financial Holding Corp.	479,153	160,377
China Life Insurance Company, Ltd.	96,360	81,855
China Steel Corp.	363,388	298,475
Chunghwa Telecom Company, Ltd.	121,148	430,797
Compal Electronics, Inc.	79,764	49,638
CTBC Financial Holding Company, Ltd.	631,465	419,347
Delta Electronics, Inc.	70,866	366,153
E.Sun Financial Holding Company, Ltd.	278,535	214,941
Eclat Textile Company, Ltd.	6,259	84,398
Eva Airways Corp.	32,460	15,916
Evergreen Marine Corp. Taiwan, Ltd.	10,982	4,265
Far Eastern New Century Corp.	64,875	64,226
Far EasTone Telecommunications Company, Ltd.	45,159	108,935
First Financial Holding Company, Ltd.	363,889	249,221
Formosa Chemicals & Fibre Corp.	126,212	459,845
Formosa Petrochemical Corp.	43,720	164,126
Formosa Plastics Corp.	159,086	566,266
Formosa Taffeta Company, Ltd.	5,000	5,976
Foxconn Technology Company, Ltd.	15,513	31,006
Fubon Financial Holding Company, Ltd.	211,112	315,589
Globalwafers Company, Ltd.	9,000	88,913
Highwealth Construction Corp.	27,000	44,552
Hiwin Technologies Corp.	8,514	72,108
Hon Hai Precision Industry Company, Ltd.	468,368	1,119,359
Hotai Motor Company, Ltd.	9,000	110,458
Hua Nan Financial Holdings Company, Ltd.	271,302	170,872
Innolux Corp.	297,841	96,829
Inventec Corp.	25,899	19,732
Largan Precision Company, Ltd.	3,143	471,400
Lite-On Technology Corp.	39,626	57,758
MediaTek, Inc.	49,340	453,648
Mega Financial Holding Company, Ltd.	387,134	352,685
Micro-Star International Company, Ltd.	23,000	64,801
Nan Ya Plastics Corp.	185,992	476,908
Nanya Technology Corp.	37,000	73,997
Novatek Microelectronics Corp.	7,361	47,395
Pegatron Corp.	71,989	124,834

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Pou Chen Corp.	36,641	$44,698
Powertech Technology, Inc.	13,149	31,136
President Chain Store Corp.	21,496	211,907
Quanta Computer, Inc.	92,771	174,248
Realtek Semiconductor Corp.	5,999	35,546
Shin Kong Financial Holding Company, Ltd.	372,587	109,920
SinoPac Financial Holdings Company, Ltd.	385,762	142,877
Synnex Technology International Corp.	24,928	29,982
Taishin Financial Holding Company, Ltd.	312,838	142,728
Taiwan Cement Corp.	149,359	200,257
Taiwan Cooperative Financial Holding Company, Ltd.	273,657	173,278
Taiwan Mobile Company, Ltd.	62,257	225,242
Taiwan Semiconductor Manufacturing Company, Ltd.	887,227	7,105,853
Tatung Company, Ltd. (B)	67,000	52,969
The Shanghai Commercial & Savings Bank, Ltd.	110,000	173,961
Uni-President Enterprises Corp.	151,487	368,111
United Microelectronics Corp.	455,313	172,430
Walsin Technology Corp.	11,000	71,717
Win Semiconductors Corp.	12,000	85,113
Winbond Electronics Corp.	102,000	48,997
Wistron Corp.	42,598	32,847
WPG Holdings, Ltd.	47,840	62,480
Ya Hsin Industrial Company, Ltd. (B)(E)	36,000	0
Yageo Corp.	9,584	100,986
Yuanta Financial Holding Company, Ltd.	339,267	193,519

		19,477,252
Thailand – 0.6%
Advanced Info Service PCL, Foreign Quota Shares	48,400	281,077
Airports of Thailand PCL, Foreign Quota Shares	163,100	349,996
Bangkok Bank PCL	11,700	79,727
Banpu PCL, Foreign Quota Shares	110,000	56,243
Bumrungrad Hospital PCL, NVDR	15,600	88,245
Central Pattana PCL, NVDR	48,500	112,075
Charoen Pokphand Foods PCL, Foreign Quota Shares	136,200	109,492
CP ALL PCL, Foreign Quota Shares	184,600	434,997
Delta Electronics Thailand PCL, Foreign Quota Shares	24,300	54,386
Electricity Generating PCL, Foreign Quota Shares	7,600	69,989
Energy Absolute PCL, Foreign Quota Shares	56,900	86,195
Glow Energy PCL, Foreign Quota Shares	27,900	80,020
Home Product Center PCL, Foreign Quota Shares	204,400	98,651
Indorama Ventures PCL, NVDR	54,900	86,195
IRPC PCL, Foreign Quota Shares	528,400	95,703
Kasikornbank PCL, Foreign Quota Shares	45,000	266,977
Kasikornbank PCL, NVDR	24,100	142,563
Krung Thai Bank PCL, Foreign Quota Shares	164,375	99,549
PTT Exploration & Production PCL, Foreign Quota Shares	60,147	237,827
PTT Global Chemical PCL, Foreign Quota Shares	87,373	185,574
PTT PCL, Foreign Quota Shares	391,000	591,432
Robinson PCL, Foreign Quota Shares	28,700	53,187

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Oil PCL, Foreign Quota Shares	46,900	$102,737
Thai Union Group PCL, Foreign Quota Shares	95,900	58,362
The Siam Cement PCL, Foreign Quota Shares	12,000	182,443
The Siam Commercial Bank PCL, Foreign Quota Shares	70,748	294,327
TMB Bank PCL, Foreign Quota Shares	739,100	47,502
True Corp. PCL, Foreign Quota Shares	448,802	67,422

		4,412,893
Turkey – 0.1%
Akbank T.A.S. (B)	100,286	114,189
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	25,540
Arcelik AS (B)	6,139	18,662
Aselsan Elektronik Sanayi Ve Ticaret AS	7,013	26,840
BIM Birlesik Magazalar AS	8,214	112,428
Eregli Demir ve Celik Fabrikalari TAS	49,091	80,523
Ford Otomotiv Sanayi AS	4,572	40,089
Haci Omer Sabanci Holding AS	31,762	44,813
KOC Holding AS	25,423	73,622
Petkim Petrokimya Holding AS	26,036	21,258
TAV Havalimanlari Holding AS	4,656	19,534
Tupras Turkiye Petrol Rafinerileri AS	4,998	112,095
Turk Hava Yollari AO (B)	25,366	59,017
Turkcell Iletisim Hizmetleri AS	38,572	83,739
Turkiye Garanti Bankasi AS	86,216	129,700
Turkiye Halk Bankasi AS	25,911	29,783
Turkiye Is Bankasi AS, Class C	60,572	60,075
Turkiye Sise ve Cam Fabrikalari AS	43,843	45,907

		1,097,814
United Arab Emirates – 0.0%
NMC Health PLC	3,700	110,285
United Kingdom – 10.0%
3i Group PLC	35,391	453,835
Admiral Group PLC	7,852	222,103
Anglo American PLC	37,482	1,002,513
Ashtead Group PLC	17,354	419,529
Associated British Foods PLC	12,728	404,727
AstraZeneca PLC	45,458	3,628,541
Auto Trader Group PLC (C)	35,298	240,077
Aviva PLC	139,959	752,624
Babcock International Group PLC	8,659	55,713
BAE Systems PLC	116,949	735,118
Barclays PLC	619,208	1,247,259
Barratt Developments PLC	36,219	282,920
BP PLC	724,248	5,259,136
British American Tobacco PLC	82,180	3,428,389
BT Group PLC	301,317	875,427
Bunzl PLC	11,951	394,458
Burberry Group PLC	14,913	380,085
Centrica PLC	201,593	300,294
CNH Industrial NV	37,712	384,237
Coca-Cola European Partners PLC	8,055	415,184
Compass Group PLC	57,299	1,348,161
ConvaTec Group PLC (C)	56,571	104,384
Croda International PLC	4,815	316,336
Diageo PLC	86,737	3,549,474
Direct Line Insurance Group PLC	53,358	245,460
easyJet PLC	5,884	85,722
Experian PLC	32,753	886,477
Fiat Chrysler Automobiles NV (B)	38,626	576,909
G4S PLC	56,956	136,294
GlaxoSmithKline PLC	177,881	3,695,639

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hammerson PLC	29,315	$128,335
Hargreaves Lansdown PLC	10,194	247,652
HSBC Holdings PLC	711,230	5,779,382
Imperial Brands PLC	34,636	1,184,806
Informa PLC	44,816	434,585
InterContinental Hotels Group PLC	6,080	365,912
Intertek Group PLC	5,765	365,211
ITV PLC	140,570	232,918
J Sainsbury PLC	62,966	193,222
John Wood Group PLC	24,214	160,056
Johnson Matthey PLC	7,039	288,665
Kingfisher PLC	80,383	246,513
Land Securities Group PLC	26,491	315,403
Legal & General Group PLC	215,482	773,288
Lloyds Banking Group PLC	2,541,431	2,059,022
London Stock Exchange Group PLC	11,190	692,173
Marks & Spencer Group PLC	58,909	213,798
Meggitt PLC	29,260	191,816
Melrose Industries PLC	172,341	411,646
Merlin Entertainments PLC (C)	24,601	110,126
Micro Focus International PLC	15,771	410,039
Mondi PLC	13,121	290,541
Mondi, Ltd.	4,137	91,771
National Grid PLC (A)	121,421	1,347,820
Next PLC	4,991	362,678
Pearson PLC	27,906	304,448
Persimmon PLC	11,028	311,935
Prudential PLC	93,030	1,864,840
Reckitt Benckiser Group PLC	23,993	1,996,771
RELX PLC	38,212	817,713
RELX PLC (Euronext Amsterdam Exchange)	32,422	693,011
Rio Tinto PLC	41,928	2,436,997
Rio Tinto, Ltd.	13,070	910,218
Rolls-Royce Holdings PLC (B)	60,839	716,480
Royal Mail PLC	33,479	104,030
RSA Insurance Group PLC	36,841	243,801
Schroders PLC	4,962	174,726
Segro PLC	36,144	317,276
Severn Trent PLC	8,552	220,249
Smith & Nephew PLC	31,273	621,055
Smiths Group PLC	14,281	267,239
SSE PLC	37,301	577,118
St. James’s Place PLC	20,193	270,611
Standard Chartered PLC	99,705	768,564
Standard Life Aberdeen PLC	85,141	292,634
Taylor Wimpey PLC	125,790	287,708
Tesco PLC	354,753	1,073,664
The Berkeley Group Holdings PLC	4,466	214,704
The British Land Company PLC	35,353	271,429
The Royal Bank of Scotland Group PLC	173,218	557,777
The Sage Group PLC	38,587	352,682
The Weir Group PLC	8,971	182,337
Unilever NV	54,909	3,201,288
Unilever PLC	39,672	2,283,635
United Utilities Group PLC	24,363	258,753
Vodafone Group PLC	958,892	1,747,350
Whitbread PLC	6,561	434,184
Wm Morrison Supermarkets PLC	81,037	240,403
WPP PLC	46,027	486,234

		74,226,267
United States – 0.1%
Bausch Health Companies, Inc. (B)	11,200	276,323
Carnival PLC	6,199	306,404
International Flavors & Fragrances, Inc.	319	41,143

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Nexteer Automotive Group, Ltd. (A)	31,000	$38,384

		662,254

TOTAL COMMON STOCKS (Cost $568,424,337)		$716,637,097

PREFERRED SECURITIES – 1.2%
Brazil – 0.7%
Banco Bradesco SA	120,421	1,320,668
Braskem SA, A Shares	4,100	53,300
Centrais Eletricas Brasileiras SA, B Shares (B)	4,300	41,579
Cia Brasileira de Distribuicao	4,938	115,348
Cia Energetica de Minas Gerais	31,260	110,977
Gerdau SA	36,200	139,979
Itau Unibanco Holding SA	173,589	1,526,471
Itausa – Investimentos Itau SA	159,923	489,325
Lojas Americanas SA	24,076	103,121
Petroleo Brasileiro SA	138,651	993,665
Telefonica Brasil SA	9,652	117,096

		5,011,529
Germany – 0.3%
Bayerische Motoren Werke AG	2,090	137,591
FUCHS PETROLUB SE	2,735	112,901
Henkel AG & Company KGaA	6,555	669,756
Porsche Automobil Holding SE	5,695	357,377
Sartorius AG	1,266	217,573
Volkswagen AG	6,657	1,049,514

		2,544,712
South Korea – 0.2%
Amorepacific Corp.	300	28,335
CJ Corp. (B)(E)	68	2,210
Hyundai Motor Company	705	43,034
Hyundai Motor Company, 2nd Preferred	1,197	80,551
LG Chem, Ltd.	162	29,755
LG Household & Health Care, Ltd.	112	82,508
Samsung Electronics Company, Ltd.	30,800	986,222

		1,252,615

TOTAL PREFERRED SECURITIES (Cost $7,041,093)		$8,808,856

RIGHTS – 0.0%
Vodafone Idea, Ltd. (Expiration Date: 4-25-19; Strike Price: INR 12.50) (B)	96,812	8,036
Xinjiang Goldwind Science & Technology Company, Ltd. (Expiration Date: 4-24-19; Strike Price: HKD 8.21) (B)	4,218	1,660

TOTAL RIGHTS (Cost $30,537)		$9,696

SECURITIES LENDING COLLATERAL – 3.7%
John Hancock Collateral Trust, 2.6031% (F)(G)	2,717,942	27,198,175

TOTAL SECURITIES LENDING COLLATERAL (Cost $27,198,613)		$27,198,175

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 2.3000% (F)	4,082,793	4,082,793

TOTAL SHORT-TERM INVESTMENTS (Cost $4,082,793)		$4,082,793

Total Investments (International Equity Index Trust) (Cost $606,777,373) – 101.9%		$756,736,617
Other assets and liabilities, net – (1.9%)		(14,344,501)

TOTAL NET ASSETS – 100.0%		$742,392,116

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

Currency Abbreviations
HKD	Hong Kong Dollar
INR	Indian Rupee
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $25,420,663.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

DERIVATIVES

FUTURES

International Equity Index Trust (continued)

(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
Mini MSCI EAFE Index Futures	80	Long	Jun 2019	$7,354,125	$7,466,800	$112,675
Mini MSCI Emerging Markets Index Futures	97	Long	Jun 2019	5,110,799	5,130,815	20,016
MSCI Taiwan Index Futures	51	Long	Apr 2019	1,964,614	2,003,790	39,176

						$171,867

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 93.6%
Australia – 3.8%
Amcor, Ltd.	99,413	$1,087,717
Brambles, Ltd.	108,840	909,893
CSL, Ltd.	3,263	452,750

		2,450,360
Brazil – 3.0%
B3 SA – Brasil Bolsa Balcao	127,234	1,043,778
Banco Bradesco SA, ADR	79,305	865,215

		1,908,993
Canada – 9.1%
Canadian National Railway Company	12,200	1,092,144
CGI, Inc. (A)	31,258	2,148,892
Nutrien, Ltd.	16,857	889,050
PrairieSky Royalty, Ltd.	56,518	761,271
Suncor Energy, Inc.	27,460	889,956

		5,781,313
China – 8.2%
Alibaba Group Holding, Ltd., ADR (A)	5,115	933,232
Henan Shuanghui Investment & Development Company, Ltd., Class A	144,894	556,543
Kweichow Moutai Company, Ltd., Class A	10,218	1,295,959
New Oriental Education & Technology Group, Inc., ADR (A)	8,276	745,585
Wuliangye Yibin Company, Ltd., Class A	72,757	1,027,150
Yum China Holdings, Inc.	15,692	704,728

		5,263,197
Denmark – 1.4%
Carlsberg A/S, Class B	7,387	923,731
France – 7.8%
Bureau Veritas SA	25,498	598,206

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
EssilorLuxottica SA	4,055	$442,970
Pernod Ricard SA	3,703	664,916
Schneider Electric SE	11,917	935,353
Vinci SA	13,490	1,312,608
Vivendi SA	34,700	1,005,613

		4,959,666
Germany – 7.0%
Allianz SE	6,524	1,453,865
Deutsche Boerse AG	10,409	1,334,644
GEA Group AG	16,684	437,270
SAP SE	10,895	1,259,517

		4,485,296
Hong Kong – 1.6%
Galaxy Entertainment Group, Ltd.	146,000	994,992
Italy – 3.6%
FinecoBank Banca Fineco SpA	67,802	893,317
Intesa Sanpaolo SpA	166,701	406,839
Mediobanca Banca di Credito Finanziario SpA	92,921	967,506

		2,267,662
Japan – 9.1%
Asahi Group Holdings, Ltd.	23,300	1,040,077
FANUC Corp.	6,900	1,179,994
Hoya Corp.	21,100	1,397,606
Japan Tobacco, Inc.	15,000	371,517
Kao Corp.	10,100	797,159
Keyence Corp.	1,600	1,000,312

		5,786,665

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico – 2.2%
Fomento Economico Mexicano SAB de CV, ADR	15,122	$1,395,458
Netherlands – 4.6%
ING Groep NV	69,632	843,756
Royal Dutch Shell PLC, B Shares	17,826	563,404
Wolters Kluwer NV	22,638	1,542,317

		2,949,477
Singapore – 2.0%
United Overseas Bank, Ltd.	69,000	1,287,361
South Korea – 2.4%
NAVER Corp.	6,092	666,723
Samsung Electronics Company, Ltd.	22,392	883,206

		1,549,929
Spain – 1.5%
Amadeus IT Group SA	11,838	948,808
Sweden – 2.6%
Investor AB, B Shares	36,382	1,639,986
Switzerland – 5.6%
Cie Financiere Richemont SA	11,827	862,819
Julius Baer Group, Ltd. (A)	14,626	591,654
Kuehne + Nagel International AG	4,553	624,698
Novartis AG	12,299	1,182,174
UBS Group AG (A)	24,316	295,039

		3,556,384
Taiwan – 2.2%
Taiwan Semiconductor Manufacturing Company, Ltd.	177,000	1,417,603
Thailand – 0.5%
Kasikornbank PCL, NVDR	53,500	316,479
Turkey – 0.7%
Akbank T.A.S. (A)	398,177	453,377
United Kingdom – 9.7%
British American Tobacco PLC	30,921	1,289,964
Compass Group PLC	40,048	942,271
Informa PLC	105,460	1,022,655
Reckitt Benckiser Group PLC	13,836	1,151,474
RELX PLC	53,512	1,145,124
TechnipFMC PLC	28,232	659,243

		6,210,731
United States – 5.0%
Broadcom, Inc.	5,784	1,739,307
Philip Morris International, Inc.	16,541	1,462,059

		3,201,366

TOTAL COMMON STOCKS (Cost $56,591,368)		$59,748,834

SHORT-TERM INVESTMENTS – 4.9%
Money market funds – 4.9%
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class, 2.2871% (B)	3,123,281	3,123,281

TOTAL SHORT-TERM INVESTMENTS (Cost $3,123,281)		$3,123,281

Total Investments (International Growth Stock Trust) (Cost $59,714,649) – 98.5%		$62,872,115
Other assets and liabilities, net – 1.5%		942,271

TOTAL NET ASSETS – 100.0%		$63,814,386

Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-19.

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.5%
Australia – 6.7%
A2B Australia, Ltd.	9,047	$13,500
Accent Group, Ltd.	24,907	25,496
Adelaide Brighton, Ltd.	19,036	60,875
Ainsworth Game Technology, Ltd.	10,192	6,118
Alkane Resources, Ltd. (A)(B)	4,753	928
ALS, Ltd.	19,393	104,800
Altium, Ltd.	5,149	118,647
AMA Group, Ltd. (B)	18,995	14,722
Amaysim Australia, Ltd. (A)(B)	11,607	5,358
Ansell, Ltd.	6,123	110,625
AP Eagers, Ltd.	6,106	31,881
Appen, Ltd.	7,098	112,801
ARB Corp., Ltd. (B)	3,664	44,826
Ardent Leisure Group, Ltd.	39,016	31,405
ARQ Group, Ltd. (B)	8,681	12,228
Asaleo Care, Ltd. (A)	30,182	19,211
AUB Group, Ltd.	4,946	45,994
Aurelia Metals, Ltd. (A)	63,267	40,039
Ausdrill, Ltd.	33,636	39,003
Austal, Ltd.	23,155	37,028
Australian Agricultural Company, Ltd. (A)(B)	28,065	20,244
Australian Pharmaceutical Industries, Ltd.	26,584	28,648
Auswide Bank, Ltd.	607	2,227
Automotive Holdings Group, Ltd. (B)	19,175	23,871
Aveo Group	28,401	39,760
Bank of Queensland, Ltd.	12,316	79,629
Bapcor, Ltd.	13,468	52,898
Beach Energy, Ltd.	85,566	124,861
Bega Cheese, Ltd. (B)	14,056	45,695
Bellamy’s Australia, Ltd. (A)(B)	4,706	37,199
Bingo Industries, Ltd. (B)	8,137	8,853
Blackmores, Ltd. (B)	719	47,600
Blue Sky Alternative Investments, Ltd. (A)	2,049	712
Bravura Solutions, Ltd.	14,961	58,185
Breville Group, Ltd.	4,935	57,110
Brickworks, Ltd.	3,795	46,744
BWX, Ltd. (B)	7,095	11,454
Cardno, Ltd. (A)	15,086	11,416
Carnarvon Petroleum, Ltd. (A)(B)	71,072	21,015
carsales.com, Ltd.	13,391	120,519
Cash Converters International, Ltd. (A)	14,501	1,801
Cedar Woods Properties, Ltd.	2,505	9,433
Cleanaway Waste Management, Ltd.	110,459	174,458
Clinuvel Pharmaceuticals, Ltd.	2,335	40,691
Codan, Ltd.	5,320	11,872
Collins Foods, Ltd.	10,053	51,895
Cooper Energy, Ltd. (A)(B)	156,316	55,512
Corporate Travel Management, Ltd.	3,780	68,478
Costa Group Holdings, Ltd.	15,969	58,404
Credit Corp. Group, Ltd. (B)	2,881	45,479
CSG, Ltd. (A)	32,904	5,034
CSR, Ltd.	34,491	81,457
CuDeco, Ltd. (A)(C)	8,580	1,432
Data#3, Ltd.	9,073	11,423
Decmil Group, Ltd.	2,921	1,762
Domain Holdings Australia, Ltd. (B)	17,171	31,134
Domino’s Pizza Enterprises, Ltd. (B)	2,402	74,068
Downer EDI, Ltd.	21,762	118,973
DuluxGroup, Ltd.	21,708	114,194
Eclipx Group, Ltd.	16,681	7,578
Elders, Ltd.	7,130	30,780
EML Payments, Ltd. (A)(B)	12,305	15,347

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Energy World Corp., Ltd. (A)	75,962	$5,013
EQT Holdings, Ltd.	691	12,787
ERM Power, Ltd.	7,077	9,540
Estia Health, Ltd.	11,708	22,396
EVENT Hospitality and Entertainment, Ltd.	6,617	64,032
FAR, Ltd. (A)	202,920	8,343
Finbar Group, Ltd.	8,370	5,022
Fleetwood Corp., Ltd. (A)	8,058	10,993
FlexiGroup, Ltd.	20,305	20,008
Freedom Foods Group, Ltd.	6,442	20,572
G8 Education, Ltd.	27,130	58,454
Galaxy Resources, Ltd. (A)	30,280	40,572
Genworth Mortgage Insurance Australia, Ltd.	18,245	31,016
Gold Road Resources, Ltd. (A)(B)	68,792	47,389
GrainCorp, Ltd., Class A	13,614	88,775
GUD Holdings, Ltd.	6,093	51,669
GWA Group, Ltd.	12,195	27,587
Hansen Technologies, Ltd.	11,735	24,287
Harvey Norman Holdings, Ltd. (B)	18,052	51,547
Healius, Ltd.	45,043	84,183
Healthscope, Ltd.	28,069	48,463
HT&E, Ltd.	20,357	24,744
HUB24, Ltd.	3,152	31,031
IDP Education, Ltd.	4,283	44,399
Iluka Resources, Ltd.	14,395	92,198
Imdex, Ltd.	20,483	15,601
IMF Bentham, Ltd. (A)(B)	12,988	23,998
Independence Group NL	28,070	97,093
Infigen Energy (A)	77,417	24,216
Infomedia, Ltd.	15,337	16,623
Inghams Group, Ltd. (B)	11,981	37,198
Integral Diagnostics, Ltd.	5,800	10,271
Integrated Research, Ltd. (B)	3,367	6,230
International Ferro Metals, Ltd. (A)(C)	24,339	0
InvoCare, Ltd.	6,934	69,998
IOOF Holdings, Ltd. (B)	21,064	91,792
IPH, Ltd.	11,108	55,599
IRESS, Ltd.	7,537	70,027
iSelect, Ltd. (A)(B)	10,270	4,888
iSentia Group, Ltd. (A)(B)	3,943	575
IVE Group, Ltd.	11,452	17,732
Japara Healthcare, Ltd. (B)	17,906	17,800
JB Hi-Fi, Ltd. (B)	7,885	139,828
Jumbo Interactive, Ltd.	3,998	36,821
Jupiter Mines, Ltd.	116,266	28,104
Karoon Energy, Ltd. (A)	6,513	4,817
Kingsgate Consolidated, Ltd. (A)	11,120	1,818
Lifestyle Communities, Ltd.	3,310	12,921
Link Administration Holdings, Ltd.	19,319	101,455
Lovisa Holdings, Ltd.	3,846	24,508
MACA, Ltd.	18,596	12,952
Macmahon Holdings, Ltd. (A)	112,440	18,398
Mayne Pharma Group, Ltd. (A)	99,135	49,035
McMillan Shakespeare, Ltd.	5,664	48,306
McPherson’s, Ltd.	7,978	6,294
Medusa Mining, Ltd. (A)	8,127	2,221
Mesoblast, Ltd. (A)(B)	24,462	25,045
Metals X, Ltd. (A)(B)	39,518	6,616
Metcash, Ltd.	69,441	130,837
Mineral Resources, Ltd.	9,687	108,920
MMA Offshore, Ltd. (A)	46,658	5,141
Moelis Australia, Ltd.	3,830	11,700
Monadelphous Group, Ltd.	6,360	78,483

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Monash IVF Group, Ltd.	13,183	$9,974
Mortgage Choice, Ltd. (B)	6,422	4,523
Mount Gibson Iron, Ltd.	62,063	41,008
Myer Holdings, Ltd. (A)(B)	63,302	27,942
MYOB Group, Ltd.	30,689	72,655
MyState, Ltd.	4,190	12,917
Navigator Global Investments, Ltd.	10,160	22,452
Navitas, Ltd.	12,119	49,790
New Hope Corp., Ltd.	11,267	24,147
NEXTDC, Ltd. (A)(B)	11,494	51,622
nib holdings, Ltd.	27,049	100,743
Nick Scali, Ltd.	5,272	21,244
Nine Entertainment Company Holdings, Ltd.	107,653	130,791
NRW Holdings, Ltd.	36,145	61,219
Nufarm, Ltd. (B)	18,888	63,317
OceanaGold Corp.	31,900	100,258
OFX Group, Ltd. (B)	14,134	16,776
oOh!media, Ltd.	13,577	37,581
Orora, Ltd.	38,042	80,747
Ovato, Ltd. (A)	32,750	1,998
OZ Minerals, Ltd.	18,232	137,523
Pacific Current Group, Ltd.	1,644	5,827
Pact Group Holdings, Ltd.	11,275	22,357
Peet, Ltd. (B)	13,800	10,007
Pendal Group, Ltd.	14,690	96,680
Perpetual, Ltd.	3,182	87,558
Perseus Mining, Ltd. (A)	111,479	36,408
Platinum Asset Management, Ltd. (B)	12,679	41,405
Praemium, Ltd. (A)	28,131	11,811
Premier Investments, Ltd.	6,565	75,900
Prime Media Group, Ltd. (A)	17,812	3,158
Pro Medicus, Ltd.	4,382	46,183
Qube Holdings, Ltd.	40,012	79,628
Quintis, Ltd. (A)(B)(C)	22,092	0
RCR Tomlinson, Ltd. (A)(C)	19,448	12,014
Regis Healthcare, Ltd.	9,267	22,660
Regis Resources, Ltd.	23,625	88,898
Resolute Mining, Ltd. (B)	67,540	58,042
Ridley Corp., Ltd.	19,156	18,826
Sandfire Resources NL	12,595	61,905
Saracen Mineral Holdings, Ltd. (A)	53,338	109,854
SeaLink Travel Group, Ltd.	6,360	18,162
Select Harvests, Ltd.	5,587	24,127
Senex Energy, Ltd. (A)	87,382	22,946
Servcorp, Ltd.	3,171	5,996
Service Stream, Ltd.	18,170	27,247
Seven Group Holdings, Ltd.	3,488	43,721
Seven West Media, Ltd. (A)	85,038	29,692
SG Fleet Group, Ltd.	7,879	12,326
Sigma Healthcare, Ltd. (B)	86,903	32,428
Silver Lake Resources, Ltd. (A)(B)	29,625	17,250
SmartGroup Corp., Ltd.	4,591	25,869
Southern Cross Media Group, Ltd.	51,441	42,791
Spark Infrastructure Group	84,276	136,568
SpeedCast International, Ltd.	17,245	45,995
St. Barbara, Ltd.	33,049	79,083
Steadfast Group, Ltd.	46,542	104,787
Super Retail Group, Ltd. (B)	10,419	59,486
Superloop, Ltd. (A)(B)	13,181	13,877
Syrah Resources, Ltd. (A)(B)	26,594	20,297
Tassal Group, Ltd.	13,458	46,467
Technology One, Ltd.	12,347	70,256
The Reject Shop, Ltd.	2,561	4,820
Tiger Resources, Ltd. (A)(C)	92,816	3,229

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Troy Resources, Ltd. (A)	15,555	$1,104
Villa World, Ltd.	5,140	8,103
Village Roadshow, Ltd. (A)	5,669	13,033
Virgin Australia Holdings, Ltd. (A)	221,832	29,927
Virgin Australia Holdings, Ltd. (A)(C)	359,466	1,276
Virtus Health, Ltd.	8,064	22,872
Vocus Group, Ltd. (A)	26,165	68,636
Webjet, Ltd.	8,700	89,954
Western Areas, Ltd.	18,795	30,121
Westgold Resources, Ltd. (A)	15,813	14,151
WorleyParsons, Ltd.	15,506	155,628
WPP AUNZ, Ltd.	25,254	11,280

		8,356,064
Austria – 1.4%
Agrana Beteiligungs AG	724	14,535
ams AG (A)(B)	1,671	45,171
ANDRITZ AG (B)	2,760	118,376
AT&S Austria Technologie & Systemtechnik AG	2,410	41,446
CA Immobilien Anlagen AG	4,952	178,961
DO & CO AG	534	43,938
EVN AG	3,092	45,044
FACC AG	1,116	16,230
Flughafen Wien AG	265	11,477
IMMOFINANZ AG (A)	4,356	108,209
Kapsch TrafficCom AG	191	6,458
Lenzing AG (B)	504	54,090
Mayr Melnhof Karton AG	615	77,135
Oesterreichische Post AG	2,096	88,700
Palfinger AG	1,137	31,900
POLYTEC Holding AG (B)	995	9,460
Porr AG (B)	648	14,490
Rhi Magnesita NV (B)	1,095	64,257
Rosenbauer International AG	174	7,712
S IMMO AG	3,364	68,817
S&T AG (A)	3,596	90,196
Schoeller-Bleckmann Oilfield Equipment AG	944	78,402
Semperit AG Holding (A)(B)	822	11,993
Strabag SE	893	28,566
Telekom Austria AG (A)	7,836	57,002
UBM Development AG	411	16,691
UNIQA Insurance Group AG	10,314	102,784
Vienna Insurance Group AG	2,457	63,124
Wienerberger AG	7,937	168,581
Zumtobel Group AG (A)	2,545	17,141

		1,680,886
Belgium – 1.6%
Ackermans & van Haaren NV	1,387	209,284
AGFA-Gevaert NV (A)	16,974	70,674
Akka Technologies	875	59,533
Atenor	169	12,137
Banque Nationale de Belgique	12	32,571
Barco NV	735	112,691
Bekaert SA (B)	2,225	52,291
Biocartis NV (A)(B)(D)	2,587	33,108
bpost SA	4,236	45,702
Celyad SA (A)(B)	493	10,382
Cie d’Entreprises CFE	416	38,702
Cie Immobiliere de Belgique SA	47	2,975
Deceuninck NV	7,720	18,232
D’ieteren SA	1,795	71,105
Econocom Group SA	6,435	26,228
Elia System Operator SA	2,455	172,148
Euronav NV	8,334	67,810

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
EVS Broadcast Equipment SA	811	$18,332
Exmar NV (A)	1,567	9,898
Fagron	3,576	64,270
Galapagos NV (A)	2,610	306,902
Gimv NV	1,153	64,684
Ion Beam Applications (A)(B)	1,305	22,075
Kinepolis Group NV	941	53,217
Lotus Bakeries NV	13	34,541
Melexis NV	987	59,792
Nyrstar NV (A)(B)	5,514	2,178
Ontex Group NV (B)	3,927	88,386
Orange Belgium SA	2,358	50,811
Oxurion NV (A)	1,612	6,763
Picanol	88	6,717
Recticel SA	2,296	17,236
Sioen Industries NV	374	10,778
Sipef NV (B)	420	23,508
Telenet Group Holding NV	876	42,127
Tessenderlo Group SA (A)	2,049	69,167
Van de Velde NV	377	13,269
Viohalco SA (A)	7,173	26,703

		2,026,927
Bermuda – 0.2%
Hiscox, Ltd.	14,061	285,762
Canada – 8.6%
5N Plus, Inc. (A)	3,515	9,522
Absolute Software Corp.	3,900	26,557
Advantage Oil & Gas, Ltd. (A)(B)	11,500	18,932
Aecon Group, Inc.	5,700	74,388
Africa Oil Corp. (A)	34,602	28,741
Ag Growth International, Inc. (B)	1,100	51,249
AGF Management, Ltd., Class B	4,298	17,400
AGT Food & Ingredients, Inc.	1,218	16,315
Aimia, Inc. (A)	14,677	43,053
AirBoss of America Corp.	1,500	9,137
AKITA Drilling, Ltd., Class A	1,120	2,724
Alamos Gold, Inc., Class A	23,618	119,826
Alaris Royalty Corp. (B)	3,829	60,400
Alcanna, Inc. (B)	1,500	6,308
Algoma Central Corp.	700	6,553
Alio Gold, Inc. (A)(B)	638	463
Altius Minerals Corp.	3,100	29,693
Altus Group, Ltd.	2,618	51,073
Andrew Peller, Ltd., Class A	2,300	22,770
ARC Resources, Ltd. (B)	11,428	77,991
Aritzia, Inc. (A)	1,700	22,593
Asanko Gold, Inc. (A)(B)	6,600	4,149
Athabasca Oil Corp. (A)(B)	42,135	26,800
ATS Automation Tooling Systems, Inc. (A)	7,747	113,856
AutoCanada, Inc. (B)	1,985	15,849
B2Gold Corp. (A)	52,656	147,367
Badger Daylighting, Ltd. (B)	2,322	70,580
Baytex Energy Corp. (A)	35,400	60,132
Bellatrix Exploration, Ltd. (A)(B)	1,979	637
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	22,933	61,093
Bird Construction, Inc.	4,995	29,454
Black Diamond Group, Ltd. (A)	2,750	3,704
BMTC Group, Inc.	500	5,620
Bonavista Energy Corp. (B)	13,661	11,347
Bonterra Energy Corp.	2,200	10,339
Boralex, Inc., Class A (B)	7,377	104,664
Calfrac Well Services, Ltd. (A)(B)	6,414	16,079
Canaccord Genuity Group, Inc.	8,471	37,019

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canacol Energy, Ltd. (A)	7,565	$25,701
Canadian Western Bank	10,515	219,608
Canfor Corp. (A)	4,300	44,083
Canfor Pulp Products, Inc.	2,715	30,251
CanWel Building Materials Group, Ltd. (B)	3,600	13,954
Capital Power Corp.	6,627	155,218
Capstone Mining Corp. (A)(B)	29,467	14,112
Cardinal Energy, Ltd. (B)	5,530	11,173
Cascades, Inc.	6,623	41,333
Celestica, Inc. (A)	9,919	83,800
Centerra Gold, Inc. (A)	14,877	78,039
CES Energy Solutions Corp. (B)	18,429	37,648
China Gold International Resources Corp., Ltd. (A)	18,050	22,422
Cineplex, Inc. (B)	3,000	54,641
Clearwater Seafoods, Inc.	1,500	5,534
Cogeco Communications, Inc.	731	46,682
Cogeco, Inc.	445	26,187
Colliers International Group, Inc.	2,300	153,643
Computer Modelling Group, Ltd.	8,320	38,289
Continental Gold, Inc. (A)(B)	6,884	14,887
Copper Mountain Mining Corp. (A)(B)	8,800	6,322
Corby Spirit and Wine, Ltd.	700	9,512
Corridor Resources, Inc. (A)	4,930	2,582
Corus Entertainment, Inc., B Shares	11,806	52,300
Crew Energy, Inc. (A)	11,300	9,471
CRH Medical Corp. (A)	5,500	14,528
Delphi Energy Corp. (A)	20,245	4,545
Denison Mines Corp. (A)	33,028	16,806
Detour Gold Corp. (A)	9,006	84,510
DHX Media, Ltd. (B)	8,200	12,763
DIRTT Environmental Solutions (A)(B)	3,000	19,082
Dorel Industries, Inc., Class B	2,900	25,607
DREAM Unlimited Corp., Class A	4,500	26,198
Dundee Precious Metals, Inc. (A)	14,687	48,687
ECN Capital Corp. (B)	25,400	82,300
E-L Financial Corp., Ltd.	100	60,305
Eldorado Gold Corp. (A)	14,474	66,827
Element Fleet Management Corp.	14,425	91,212
Endeavour Silver Corp. (A)(B)	10,900	27,488
Enerflex, Ltd.	6,400	91,425
Enerplus Corp.	11,735	98,351
Enghouse Systems, Ltd.	3,800	96,511
Ensign Energy Services, Inc. (B)	9,800	39,234
Entertainment One, Ltd.	17,046	99,288
Equitable Group, Inc. (B)	996	48,244
Essential Energy Services, Ltd. (A)	7,268	1,632
Evertz Technologies, Ltd.	1,712	21,958
Exchange Income Corp. (B)	568	14,065
Exco Technologies, Ltd.	1,500	10,630
Extendicare, Inc. (B)	6,230	35,151
Fiera Capital Corp.	3,035	28,457
Firm Capital Mortgage Investment Corp.	1,100	10,948
First Majestic Silver Corp. (A)(B)	10,281	67,624
First Mining Gold Corp. (A)	39,000	10,068
First National Financial Corp.	700	16,008
FirstService Corp.	1,800	160,355
Fission Uranium Corp. (A)(B)	19,500	7,442
Fortuna Silver Mines, Inc. (A)	14,267	47,509
Freehold Royalties, Ltd. (B)	7,229	45,494
Gamehost, Inc.	100	729
Genworth MI Canada, Inc. (B)	2,488	75,384
Gibson Energy, Inc.	7,398	127,161
Glacier Media, Inc. (A)	6,100	2,419

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Gluskin Sheff + Associates, Inc. (B)	2,500	$26,846
GMP Capital, Inc.	3,026	4,959
goeasy, Ltd.	672	20,497
Golden Star Resources, Ltd. (A)	5,011	20,249
Gran Tierra Energy, Inc. (A)	34,066	77,495
Great Canadian Gaming Corp. (A)	5,900	221,325
Great Panther Mining, Ltd. (A)(B)	14,100	13,083
Guardian Capital Group, Ltd., Class A	600	10,798
Guyana Goldfields, Inc. (A)	11,400	9,213
Hanfeng Evergreen, Inc. (A)(C)	200	1
Heroux-Devtek, Inc. (A)	2,700	32,084
High Liner Foods, Inc. (B)	1,773	10,415
Home Capital Group, Inc. (A)	5,679	66,932
Horizon North Logistics, Inc.	8,109	10,983
Hudbay Minerals, Inc.	18,257	130,471
Hudson’s Bay Company (B)	6,300	34,839
IAMGOLD Corp. (A)	40,527	140,412
Imperial Metals Corp. (A)(B)	4,600	9,914
Innergex Renewable Energy, Inc.	7,800	82,182
Interfor Corp. (A)(B)	3,520	41,302
International Petroleum Corp. (A)	5,324	24,820
International Tower Hill Mines, Ltd. (A)	2,300	1,205
Intertape Polymer Group, Inc.	5,900	80,132
Ivanhoe Mines, Ltd., Class A (A)	24,771	59,316
Jamieson Wellness, Inc.	1,100	15,500
Just Energy Group, Inc. (B)	11,440	38,780
KAB Distribution, Inc. (A)(C)	7,076	0
K-Bro Linen, Inc.	600	16,725
Kelt Exploration, Ltd. (A)(B)	10,445	43,067
Kinaxis, Inc. (A)	1,068	62,313
Knight Therapeutics, Inc. (A)	9,400	51,630
Labrador Iron Ore Royalty Corp. (B)	3,218	70,749
Largo Resources, Ltd. (A)(B)	7,800	12,374
Lassonde Industries, Inc., Class A	200	26,412
Laurentian Bank of Canada (B)	3,314	100,560
Leon’s Furniture, Ltd.	1,883	20,248
Linamar Corp.	1,966	70,499
Lucara Diamond Corp. (B)	25,184	29,399
Lundin Gold, Inc. (A)	2,800	10,791
Magellan Aerospace Corp.	900	11,961
Major Drilling Group International, Inc. (A)	6,800	22,847
Maple Leaf Foods, Inc.	2,921	67,563
Martinrea International, Inc.	8,613	77,987
Medical Facilities Corp. (B)	2,104	27,757
MEG Energy Corp. (A)	18,588	70,939
Morguard Corp.	400	59,490
Morneau Shepell, Inc.	3,098	63,543
Mountain Province Diamonds, Inc.	6,800	5,954
MTY Food Group, Inc.	1,942	85,463
Mullen Group, Ltd. (B)	7,082	63,488
New Gold, Inc. (A)	54,815	46,761
NFI Group, Inc. (B)	2,279	55,852
Norbord, Inc.	1,772	48,823
North American Construction Group, Ltd.	2,100	24,389
Northland Power, Inc.	4,359	76,980
NuVista Energy, Ltd. (A)	15,505	49,891
Obsidian Energy, Ltd. (A)(B)	47,519	12,979
Osisko Gold Royalties, Ltd. (B)	7,495	84,185
Painted Pony Energy, Ltd. (A)(B)	7,448	9,531
Pan American Silver Corp.	17,885	236,352
Paramount Resources, Ltd., Class A (A)(B)	5,173	27,561
Parex Resources, Inc. (A)	9,416	147,404

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Park Lawn Corp.	1,182	$24,315
Parkland Fuel Corp.	727	22,212
Pason Systems, Inc.	4,636	67,648
Pengrowth Energy Corp. (A)(B)	37,750	15,819
Peyto Exploration & Development Corp. (B)	10,197	53,337
PHX Energy Services Corp. (A)	1,500	3,648
Pizza Pizza Royalty Corp.	1,729	13,029
Polaris Infrastructure, Inc.	1,500	12,706
PolyMet Mining Corp. (A)(B)	11,854	7,983
Precision Drilling Corp. (A)	21,659	51,378
Premier Gold Mines, Ltd. (A)	4,127	4,818
Premium Brands Holdings Corp.	1,400	80,667
Pretium Resources, Inc. (A)(B)	6,500	55,547
Pulse Seismic, Inc. (A)	2,882	5,284
Quarterhill, Inc. (B)	9,800	10,853
Questerre Energy Corp., Class A (A)(B)	19,444	7,421
Real Matters, Inc. (A)	3,500	14,169
Recipe Unlimited Corp.	1,300	24,690
Reitmans Canada, Ltd., Class A	3,200	8,046
Richelieu Hardware, Ltd.	3,200	56,728
Rocky Mountain Dealerships, Inc.	100	673
Rogers Sugar, Inc.	6,474	29,213
Roxgold, Inc. (A)	19,200	13,218
Russel Metals, Inc.	5,489	96,648
Sabina Gold & Silver Corp. (A)	20,475	19,229
Sandstorm Gold, Ltd. (A)(B)	16,231	88,543
Savaria Corp. (B)	2,300	26,195
Seabridge Gold, Inc. (A)(B)	1,222	15,189
Secure Energy Services, Inc.	12,954	79,293
SEMAFO, Inc. (A)	27,678	76,840
Seven Generations Energy, Ltd., Class A (A)	1,676	12,103
ShawCor, Ltd.	4,173	62,485
Sienna Senior Living, Inc. (B)	5,106	72,329
Sierra Wireless, Inc. (A)(B)	4,300	53,092
Sleep Country Canada Holdings, Inc. (D)	2,813	39,932
Sprott, Inc.	13,300	30,156
SSR Mining, Inc. (A)	8,562	108,214
Stantec, Inc.	4,122	97,409
Stella-Jones, Inc.	2,800	94,622
STEP Energy Services, Ltd. (A)(B)(D)	2,600	3,988
Storm Resources, Ltd. (A)	2,200	3,918
Stornoway Diamond Corp. (A)	23,000	1,721
Stuart Olson, Inc. (B)	1,600	5,196
SunOpta, Inc. (A)(B)	5,608	19,346
Superior Plus Corp.	9,057	77,601
Surge Energy, Inc. (B)	21,600	21,336
Tamarack Valley Energy, Ltd. (A)	11,685	21,248
Taseko Mines, Ltd. (A)	16,100	9,397
Teranga Gold Corp. (A)	6,581	18,960
Tervita Corp. (A)	616	2,775
TFI International, Inc.	5,885	173,817
The Descartes Systems Group, Inc. (A)	3,600	130,870
The Intertain Group, Ltd. (A)	1,200	10,659
The North West Company, Inc.	2,606	56,182
Tidewater Midstream and Infrastructure, Ltd.	6,650	7,066
Timbercreek Financial Corp. (B)	6,000	42,115
TLC Vision Corp. (A)	3,400	0
TMAC Resources, Inc. (A)(B)	2,100	6,836
TORC Oil & Gas, Ltd.	13,180	45,467
Torex Gold Resources, Inc. (A)	5,460	68,722
Total Energy Services, Inc.	3,132	22,710
TransAlta Corp.	24,882	182,842

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TransAlta Renewables, Inc. (B)	6,998	$70,904
Transcontinental, Inc., Class A	7,183	89,925
TransGlobe Energy Corp.	5,600	10,560
Trevali Mining Corp. (A)(B)	37,134	11,115
Trican Well Service, Ltd. (A)	26,009	24,912
Tricon Capital Group, Inc.	8,268	71,212
Uni-Select, Inc.	3,401	35,274
Valener, Inc.	3,089	60,446
Vecima Networks, Inc.	479	3,405
Wajax Corp.	1,300	16,265
Wesdome Gold Mines, Ltd. (A)(B)	8,000	25,263
Western Energy Services Corp. (A)	3,316	794
Western Forest Products, Inc. (B)	25,850	35,592
Westshore Terminals Investment Corp.	2,989	44,779
Whitecap Resources, Inc.	15,868	54,740
Winpak, Ltd.	1,577	50,897
Yamana Gold, Inc.	68,212	177,631
Yangarra Resources, Ltd. (A)	7,331	16,019
Yellow Pages, Ltd. (A)(B)	200	935
ZCL Composites, Inc.	3,500	26,138
Zenith Capital Corp. (A)(C)	1,700	280

		10,740,474
China – 0.1%
FIH Mobile, Ltd. (A)	195,000	21,657
Goodbaby International Holdings, Ltd.	71,000	20,636
Microport Scientific Corp. (B)	28,000	26,358
TK Group Holdings, Ltd.	26,000	16,317

		84,968
Denmark – 2.0%
ALK-Abello A/S (A)	491	81,315
Alm Brand A/S	6,541	56,447
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B	7,102	188,429
Bang & Olufsen A/S (A)	2,596	23,400
Bavarian Nordic A/S (A)(B)	2,241	46,842
D/S Norden A/S (B)	2,246	30,562
Dfds A/S	2,262	93,646
FLSmidth & Company A/S	2,430	105,079
H+H International A/S, Class B (A)	1,146	16,950
IC Group A/S	807	4,786
ISS A/S	6,622	201,684
Jeudan A/S	76	10,969
Jyske Bank A/S	3,410	131,860
Lan & Spar Bank A/S	225	15,746
Matas A/S	2,910	28,787
Nilfisk Holding A/S (A)	2,134	84,383
NKT A/S (A)(B)	2,134	37,840
NNIT A/S (D)	479	12,368
Pandora A/S	734	34,393
Per Aarsleff Holding A/S	1,380	45,751
Ringkjoebing Landbobank A/S (B)	1,650	101,453
Rockwool International A/S, A Shares	81	16,878
Rockwool International A/S, B Shares	344	80,672
Royal Unibrew A/S	3,087	227,977
RTX A/S	752	17,855
Scandinavian Tobacco Group A/S (D)	2,633	32,848
Schouw & Company A/S	1,093	81,309
SimCorp A/S	2,671	258,060
Solar A/S, B Shares	410	17,501
Spar Nord Bank A/S	7,501	65,758
Sydbank A/S	4,912	101,908
Topdanmark A/S	2,474	123,603
United International Enterprises	128	25,310
Vestjysk Bank A/S (A)	23,113	9,175

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Zealand Pharma A/S (A)	1,273	$22,744

		2,434,288
Finland – 2.5%
Aktia Bank OYJ	2,328	24,473
Alma Media OYJ	2,502	16,964
Amer Sports OYJ (A)	9,154	412,772
Apetit OYJ	696	6,747
Asiakastieto Group OYJ (D)	860	24,579
Atria OYJ	1,021	9,433
BasWare OYJ (A)	538	13,365
Bittium OYJ	2,708	20,108
Cargotec OYJ, B Shares	2,007	74,047
Caverion OYJ	6,387	39,978
Citycon Oyj	5,523	56,527
Cramo OYJ	2,993	58,849
Ferratum OYJ	459	6,119
Finnair OYJ	4,081	36,758
Fiskars OYJ ABP	3,218	67,521
F-Secure OYJ	7,159	19,651
HKScan OYJ, A Shares	316	627
Huhtamaki OYJ	5,823	216,983
Ilkka-Yhtyma OYJ	1,535	6,687
Kemira OYJ	7,709	95,481
Kesko OYJ, A Shares	690	38,180
Kesko OYJ, B Shares	2,622	159,627
Konecranes OYJ	3,667	130,560
Lassila & Tikanoja OYJ	1,929	30,971
Lehto Group OYJ	1,159	5,526
Metsa Board OYJ	14,191	87,115
Metso OYJ	6,038	208,174
Nokian Renkaat OYJ	6,930	232,257
Olvi OYJ, A Shares	1,172	42,315
Oriola OYJ, B Shares	9,290	24,441
Orion OYJ, Class A	1,226	45,972
Orion OYJ, Class B	4,722	177,436
Outokumpu OYJ	19,116	69,585
Outotec OYJ (A)	11,167	49,055
Pihlajalinna OYJ	1,193	13,277
Ponsse OYJ	543	17,753
Raisio OYJ, V Shares	8,267	23,161
Ramirent OYJ	4,765	29,347
Rapala VMC OYJ	2,298	7,645
Revenio Group OYJ	643	11,123
Sanoma OYJ	4,712	46,204
Stockmann OYJ ABP, B Shares (A)	2,666	6,294
Tieto OYJ	3,335	101,921
Tikkurila OYJ	2,646	43,472
Tokmanni Group Corp.	3,550	33,075
Uponor OYJ	3,834	43,892
Vaisala OYJ, A Shares	952	19,117
Valmet OYJ	6,258	158,555
YIT OYJ	10,171	58,966

		3,122,685
France – 4.0%
ABC arbitrage	1,818	12,479
Air France-KLM (A)	11,018	123,917
AKWEL	725	11,731
Albioma SA	1,912	44,851
Altamir	752	12,704
Alten SA	1,582	169,383
Altran Technologies SA (B)	13,470	147,940
APRIL SA	1,212	28,835
Assystem SA	1,078	39,298
Aubay	399	14,172
Axway Software SA	531	7,197

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Bastide le Confort Medical (B)	256	$9,927
Beneteau SA	2,839	33,294
Boiron SA	604	35,513
Bonduelle SCA	1,027	30,134
Burelle SA	15	14,713
Casino Guichard Perrachon SA (B)	2,995	129,848
Cegedim SA (A)	186	5,447
CGG SA (A)	29,813	60,971
Chargeurs SA	2,180	46,064
Cie des Alpes	874	23,581
Cie Plastic Omnium SA	2,780	74,062
Coface SA	7,024	62,106
Derichebourg SA	6,625	26,944
Devoteam SA	469	52,068
Electricite de Strasbourg SA	81	9,501
Elior Group SA (B)(D)	6,407	85,791
Elis SA	6,449	103,700
Eramet	720	40,079
Etablissements Maurel et Prom (A)	1,561	5,999
Europcar Mobility Group (D)	8,350	67,740
Eutelsat Communications SA	10,331	180,917
Exel Industries SA, A Shares	89	6,529
Fnac Darty SA (A)	1,390	103,839
Gaztransport Et Technigaz SA	1,087	98,946
GL Events	1,085	23,755
Groupe Crit	163	10,995
Groupe Open	410	7,187
Guerbet	508	30,602
Haulotte Group SA	962	7,895
ID Logistics Group (A)	176	27,879
Imerys SA	1,325	66,098
Ingenico Group SA	3,657	261,227
IPSOS	2,286	57,249
Jacquet Metal Service SA	1,278	21,319
Kaufman & Broad SA	1,368	55,895
Korian SA	3,163	128,087
Lagardere SCA	7,152	184,032
Latecoere SACA (A)	5,397	18,877
Laurent-Perrier	110	11,499
Lectra	1,346	32,546
LISI	1,205	37,034
LNA Sante SA	511	26,891
Maisons du Monde SA (D)	1,925	37,212
Manitou BF SA	880	24,612
Manutan International (B)	105	7,254
Mersen SA	1,171	37,851
Metropole Television SA	2,482	45,788
Neopost SA	2,721	65,166
Nexans SA	2,031	60,485
Nexity SA	2,813	137,302
Nicox (A)(B)	3,009	19,031
NRJ Group	782	6,423
Oeneo SA	1,331	14,055
Onxeo SA (A)	4,617	4,237
Parrot SA (A)(B)	1,788	6,398
Pierre & Vacances SA (A)(B)	142	2,528
Plastivaloire	383	3,635
Rallye SA (B)	1,771	20,972
Recylex SA (A)(B)	1,058	5,612
Rexel SA	19,676	222,050
Robertet SA	73	44,541
Rothschild & Company	1,372	43,667
Rubis SCA	5,042	275,237
Savencia SA	372	26,454
Seche Environnement SA	335	10,899

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe BIC SA	1,500	$133,723
Societe pour l’Informatique Industrielle	438	10,474
SOITEC (A)	1,176	96,486
Solocal Group (A)(B)	36,459	21,294
Somfy SA	407	36,057
Sopra Steria Group	883	102,583
SPIE SA (B)	7,967	140,950
Stef SA	202	19,121
Synergie SA	557	17,378
Tarkett SA (B)	2,933	63,034
Technicolor SA (A)	18,529	21,258
Television Francaise 1	2,504	23,068
Thermador Groupe (B)	453	25,430
Trigano SA	463	36,125
Vallourec SA (A)(B)	19,754	46,435
Vetoquinol SA	56	3,595
Vicat SA	1,404	67,566
VIEL & Cie SA	6,040	33,912
Vilmorin & Cie SA	614	32,511
Virbac SA (A)	180	29,526

		5,011,222
Gabon – 0.0%
Total Gabon (B)	20	3,019
Georgia – 0.1%
Bank of Georgia Group PLC	2,491	53,680
Georgia Capital PLC (A)	2,491	35,388

		89,068
Germany – 6.2%
Aareal Bank AG	4,192	129,454
ADLER Real Estate AG	1,638	24,140
ADO Properties SA (B)(D)	1,837	104,450
ADVA Optical Networking SE (A)	5,162	51,791
AIXTRON SE (A)	3,257	29,393
Allgeier SE	498	13,754
Amadeus Fire AG	510	58,896
Atoss Software AG	109	12,281
Aurubis AG	2,413	129,440
Basler AG	54	9,100
Bauer AG	959	16,520
BayWa AG	1,025	29,201
Bechtle AG	1,842	170,900
Bertrandt AG	394	27,932
bet-at-home.com AG	350	22,797
Bijou Brigitte AG	340	16,973
Bilfinger SE	2,311	80,562
Borussia Dortmund GmbH & Company KGaA	5,769	53,056
CANCOM SE	2,262	101,985
Carl Zeiss Meditec AG	1,403	117,251
CECONOMY AG (A)	5,992	31,912
CENIT AG	446	7,141
CENTROTEC Sustainable AG	291	3,886
Cewe Stiftung & Company KGaA	503	43,583
comdirect bank AG	2,610	29,582
CompuGroup Medical SE	1,368	80,681
CropEnergies AG	1,544	9,024
CTS Eventim AG & Company KGaA	3,354	159,031
Delticom AG	491	3,462
Deutsche Beteiligungs AG	1,400	51,984
Deutsche EuroShop AG	3,250	98,607
Deutsche Pfandbriefbank AG (D)	9,343	114,627
Deutz AG	10,600	88,933
DIC Asset AG	4,984	56,143
Diebold Nixdorf AG	189	12,574

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
DMG Mori AG	1,737	$84,121
Dr. Hoenle AG	420	20,649
Draegerwerk AG & Company KGaA	82	3,513
Duerr AG	3,200	125,640
Eckert & Ziegler AG	402	34,676
Elmos Semiconductor AG	1,271	27,855
ElringKlinger AG (B)	2,576	17,539
Evotec AG (A)	4,831	128,713
Fielmann AG	1,556	107,424
First Sensor AG	676	15,567
Freenet AG	8,192	176,209
FUCHS PETROLUB SE	634	24,966
GEA Group AG	5,535	145,066
Gerresheimer AG	1,930	145,277
Gesco AG	885	22,587
GFT Technologies SE	961	8,193
GRENKE AG	852	83,051
H&R GmbH & Company KGaA	1,324	11,020
Hamburger Hafen und Logistik AG	2,218	50,677
Heidelberger Druckmaschinen AG (A)(B)	18,003	31,427
Hella GmbH & Company KGaA	2,112	93,025
Hornbach Baumarkt AG	249	4,450
HUGO BOSS AG	3,782	258,594
Indus Holding AG	1,395	67,272
Isra Vision AG	1,607	60,130
Jenoptik AG	3,695	137,959
K+S AG	12,004	220,426
Kloeckner & Company SE	5,538	40,729
Koenig & Bauer AG	912	38,237
Krones AG	1,001	88,293
KWS Saat SE	685	47,321
LANXESS AG	4,224	225,821
Leifheit AG	437	11,316
Leoni AG	2,398	46,853
Manz AG (A)	233	6,266
Medigene AG (A)(B)	760	7,278
METRO AG	3,100	51,487
MLP SE	5,864	29,402
Nemetschek SE	1,243	212,403
Nexus AG	866	23,002
Nordex SE (A)	4,553	74,612
Norma Group SE	2,215	107,637
OHB SE	399	16,143
OSRAM Licht AG	4,241	146,100
Paragon GmbH & Company KGaA	209	8,445
PATRIZIA Immobilien AG	3,146	70,093
Pfeiffer Vacuum Technology AG	467	71,515
PNE AG	4,544	11,675
ProSiebenSat.1 Media SE	8,224	117,085
PSI Software AG	815	15,466
QSC AG	6,549	9,117
Rheinmetall AG	2,634	274,977
RHOEN-KLINIKUM AG	2,065	59,485
RIB Software SE	2,173	35,908
Rocket Internet SE (A)(D)	4,038	102,680
SAF-Holland SA	4,007	45,892
Salzgitter AG	2,631	76,201
Scout24 AG (D)	4,333	224,544
SGL Carbon SE (A)	1,013	8,959
SHW AG	14	312
Siltronic AG	1,001	88,322
Sixt SE	1,086	113,588
SMA Solar Technology AG	916	18,776
Software AG	3,302	111,769
STRATEC SE	407	27,499

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Stroeer SE & Company KGaA	2,113	$123,836
Suedzucker AG	5,201	66,467
SUESS MicroTec SE (A)	2,259	25,725
Surteco Group SE	496	13,908
TAG Immobilien AG	7,373	182,098
Takkt AG	2,476	40,724
Technotrans SE	530	16,771
Tele Columbus AG (A)(D)	1,029	1,873
TLG Immobilien AG	5,834	175,765
Tom Tailor Holding SE (A)	3,037	8,216
Traffic Systems SE	106	1,534
VERBIO Vereinigte BioEnergie AG	1,482	11,502
Vossloh AG	859	39,291
Wacker Chemie AG	759	65,345
Wacker Neuson SE	2,553	60,754
Washtec AG	850	64,896
Wuestenrot & Wuerttembergische AG	1,566	30,091
XING SE	225	77,896

		7,768,972
Gibraltar – 0.0%
888 Holdings PLC	12,231	24,870
Greece – 0.0%
Alapis Holding Industrial & Commercial SA (A)(C)	3,303	152
TT Hellenic Postbank SA (A)(C)	12,594	0

		152
Guernsey, Channel Islands – 0.0%
Raven Property Group, Ltd. (A)	5,935	3,215
Hong Kong – 2.9%
Agritrade Resources, Ltd. (B)	130,000	21,528
Allied Group, Ltd.	6,000	36,422
Allied Properties HK, Ltd.	160,000	37,940
APAC Resources, Ltd.	10,264	1,543
APT Satellite Holdings, Ltd.	32,250	14,467
Asia Financial Holdings, Ltd.	26,000	15,063
Asia Satellite Telecommunications Holdings, Ltd.	2,500	2,070
Associated International Hotels, Ltd.	28,000	82,012
BOE Varitronix, Ltd.	18,000	5,818
Bonjour Holdings, Ltd. (A)	162,800	4,276
Bright Smart Securities & Commodities Group, Ltd. (B)	26,000	6,508
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	14,532
Brockman Mining, Ltd. (A)	740,840	16,689
Burwill Holdings, Ltd. (A)	292,000	5,915
Cafe de Coral Holdings, Ltd.	18,000	45,840
Camsing International Holding, Ltd. (B)	16,000	16,233
Chen Hsong Holdings	10,000	3,616
Cheuk Nang Holdings, Ltd.	3,266	1,818
China Energy Development Holdings, Ltd. (A)	634,000	11,091
China Everbright Greentech, Ltd. (D)	15,000	11,925
China Goldjoy Group, Ltd.	596,000	24,705
China Medical & HealthCare Group, Ltd. (A)	470,000	10,677
China Shandong Hi-Speed Financial Group, Ltd. (A)	438,000	15,896
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	8,680
Chinese Estates Holdings, Ltd.	22,000	25,601
Chong Hing Bank, Ltd.	10,000	18,527

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chow Sang Sang Holdings International, Ltd.	22,000	$34,243
Chuang’s Consortium International, Ltd.	30,948	7,022
CITIC Telecom International Holdings, Ltd.	112,000	50,392
CK Life Sciences International Holdings, Inc.	282,000	16,022
CP Lotus Corp. (A)	220,000	2,463
CSI Properties, Ltd.	245,066	12,501
CST Group, Ltd. (A)	2,210,240	7,605
Dah Sing Banking Group, Ltd.	29,600	55,640
Dah Sing Financial Holdings, Ltd.	10,920	57,364
Dickson Concepts International, Ltd.	29,000	15,112
Digital Domain Holdings, Ltd. (A)	530,000	9,531
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd.	192,000	9,812
Emperor Entertainment Hotel, Ltd.	40,000	8,355
Emperor International Holdings, Ltd.	97,333	30,142
Enerchina Holdings, Ltd.	204,000	21,324
Esprit Holdings, Ltd. (A)(B)	117,900	25,430
Fairwood Holdings, Ltd.	3,500	12,332
Far East Consortium International, Ltd.	79,809	38,249
First Pacific Company, Ltd.	146,000	53,343
Freeman FinTech Corp., Ltd. (A)	32,000	1,555
Future Bright Holdings, Ltd. (B)	6,000	451
Get Nice Holdings, Ltd.	591,000	21,843
Giordano International, Ltd.	82,000	39,831
Global Brands Group Holding, Ltd. (B)	304,000	4,146
Glorious Sun Enterprises, Ltd.	96,000	11,145
Gold-Finance Holdings, Ltd. (A)(B)	62,000	1,881
Great Eagle Holdings, Ltd.	10,000	50,998
G-Resources Group, Ltd. (A)	2,014,800	19,528
Guotai Junan International Holdings, Ltd. (B)	207,000	42,048
Haitong International Securities Group, Ltd. (B)	114,070	45,014
Hang Fung Gold Technology, Ltd. (A)(C)	90,000	0
Hang Lung Group, Ltd.	8,000	25,717
Hanison Construction Holdings, Ltd.	27,441	4,723
Harbour Centre Development, Ltd.	38,000	71,834
HKBN, Ltd.	49,000	78,085
HKR International, Ltd.	51,920	30,456
Hong Kong Ferry Holdings Company, Ltd.	29,000	32,782
Hong Kong International Construction Investment Management Group Company, Ltd.	36,000	13,770
Hongkong Chinese, Ltd.	66,000	9,908
Hopewell Holdings, Ltd.	29,500	145,145
Hsin Chong Group Holdings, Ltd. (A)(B)(C)	170,000	7,580
Hutchison Port Holdings Trust	161,400	38,019
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	34,069
Imagi International Holdings, Ltd. (A)	3,984	1,053
IT, Ltd.	44,601	20,656
Johnson Electric Holdings, Ltd.	20,500	47,535
Kerry Logistics Network, Ltd.	36,000	65,182
Kingston Financial Group, Ltd.	38,000	8,624
Kowloon Development Company, Ltd.	22,000	27,475
Lai Sun Development Company, Ltd.	15,320	25,839
Landing International Development, Ltd. (A)	75,600	21,600
Li & Fung, Ltd.	322,000	58,007
Lifestyle International Holdings, Ltd.	37,500	65,044

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Lippo China Resources, Ltd.	36,000	$909
Liu Chong Hing Investment, Ltd.	16,000	28,308
Luk Fook Holdings International, Ltd. (B)	21,000	70,765
Man Wah Holdings, Ltd.	89,600	52,554
Mandarin Oriental International, Ltd.	8,000	15,620
Mason Group Holdings, Ltd. (A)(B)	1,548,800	27,818
Mega Expo Holdings, Ltd. (B)	60,000	33,811
Melco International Development, Ltd.	33,000	77,417
Midland Holdings, Ltd.	34,734	7,266
Million Hope Industries Holdings, Ltd. (A)	10,976	1,049
Miramar Hotel & Investment	15,000	32,410
Nameson Holdings, Ltd.	62,000	5,696
New Times Energy Corp., Ltd. (A)	59,175	762
NewOcean Energy Holdings, Ltd. (A)	66,000	18,849
OP Financial, Ltd.	32,000	8,602
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	294,000	63,429
Pacific Textiles Holdings, Ltd.	51,000	45,877
Paliburg Holdings, Ltd.	46,000	19,628
Paradise Entertainment, Ltd. (A)	52,000	7,755
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Pico Far East Holdings, Ltd.	60,000	24,351
Playmates Holdings, Ltd.	78,000	11,034
Playmates Toys, Ltd. (A)	8,000	703
Polytec Asset Holdings, Ltd. (B)	152,200	19,802
PYI Corp., Ltd. (A)	372,000	6,503
Realord Group Holdings, Ltd. (A)	36,000	23,071
Regal Hotels International Holdings, Ltd.	36,000	22,604
Regina Miracle International Holdings, Ltd. (B)(D)	17,000	12,044
Sa Sa International Holdings, Ltd. (B)	61,568	21,054
SEA Holdings, Ltd. (B)	19,268	25,860
Shenwan Hongyuan HK, Ltd.	20,000	5,438
Shun Tak Holdings, Ltd. (B)	130,250	51,804
Singamas Container Holdings, Ltd.	114,000	18,727
SITC International Holdings Company, Ltd.	64,000	65,751
Sitoy Group Holdings, Ltd.	14,000	3,143
SmarTone Telecommunications Holdings, Ltd.	31,500	34,256
SOCAM Development, Ltd. (A)	3,892	967
South China Holdings Company, Ltd. (A)	640,000	14,981
Stella International Holdings, Ltd.	34,500	51,831
Summit Ascent Holdings, Ltd. (A)(B)	90,000	11,815
Sun Hung Kai & Company, Ltd.	45,000	22,605
SUNeVision Holdings, Ltd.	18,000	15,363
TAI Cheung Holdings, Ltd.	46,000	51,298
Tao Heung Holdings, Ltd.	14,000	2,693
Television Broadcasts, Ltd.	19,100	37,058
Texwinca Holdings, Ltd. (B)	60,000	22,488
The Cross-Harbour Holdings, Ltd.	19,716	28,031
The Hongkong & Shanghai Hotels, Ltd.	45,500	65,498
The United Laboratories International Holdings, Ltd.	42,000	24,848
TOM Group, Ltd. (A)(B)	52,000	10,217
Town Health International Medical Group, Ltd. (A)(B)(C)	261,361	22,973
Tradelink Electronic Commerce, Ltd.	50,000	8,285
Transport International Holdings, Ltd.	11,200	33,822
Trinity, Ltd. (A)	74,000	3,821
Upbest Group, Ltd.	164,000	21,974

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd.	51,000	$39,740
Victory City International Holdings, Ltd.	113,060	1,426
Vitasoy International Holdings, Ltd.	10,000	48,432
VSTECS Holdings, Ltd.	45,200	26,222
VTech Holdings, Ltd.	6,900	70,664
Wai Kee Holdings, Ltd.	46,000	33,193
We Solutions, Ltd. (A)	56,000	3,533
Wing On Company International, Ltd.	4,000	13,963
Wing Tai Properties, Ltd.	86,000	65,094
YT Realty Group, Ltd.	9,152	2,739
Yugang International, Ltd.	312,000	6,960

		3,625,021
Ireland – 0.4%
C&C Group PLC	19,897	71,497
FBD Holdings PLC	1,676	16,957
Glanbia PLC	5,573	109,000
Grafton Group PLC	14,783	155,984
Greencore Group PLC	11,952	31,459
Hostelworld Group PLC (D)	3,022	7,283
IFG Group PLC (A)	7,017	17,436
Irish Continental Group PLC	6,583	35,923
Tarsus Group PLC	6,029	24,256
UDG Healthcare PLC	4,149	30,602

		500,397
Isle of Man – 0.1%
Hansard Global PLC	6,816	3,504
Playtech PLC	12,183	69,042
Strix Group PLC	6,042	12,448

		84,994
Israel – 1.0%
ADO Group, Ltd. (A)	940	20,228
Africa Israel Properties, Ltd. (A)	558	15,483
Airport City, Ltd. (A)	5,177	75,187
Allot, Ltd. (A)	2,103	16,330
Alony Hetz Properties & Investments, Ltd.	4,742	53,450
Alrov Properties and Lodgings, Ltd.	399	13,752
Amot Investments, Ltd.	4,144	23,068
AudioCodes, Ltd.	1,955	26,809
Bayside Land Corp.	50	23,865
Big Shopping Centers, Ltd.	168	11,405
Blue Square Real Estate, Ltd.	215	8,470
Cellcom Israel, Ltd. (A)	1,966	7,141
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	825	2,970
Clal Biotechnology Industries, Ltd. (A)(B)	3,950	3,050
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	25,993
Compugen, Ltd. (A)	1,251	5,379
Delek Automotive Systems, Ltd.	1,858	7,182
Delek Group, Ltd.	93	16,124
Delta Galil Industries, Ltd.	618	19,009
El Al Israel Airlines (A)	24,289	6,217
Electra, Ltd.	139	35,314
Equital, Ltd. (A)	992	28,381
First International Bank of Israel, Ltd.	787	18,586
Formula Systems 1985, Ltd.	549	25,737
Fox Wizel, Ltd.	488	14,959
Gilat Satellite Networks, Ltd.	1,452	11,960
Hadera Paper, Ltd.	244	18,541
Harel Insurance Investments & Financial Services, Ltd.	7,935	52,399
Hilan, Ltd.	1,033	28,110

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
IDI Insurance Company, Ltd.	440	$21,013
Industrial Buildings Corp., Ltd. (A)	8,157	13,152
Inrom Construction Industries, Ltd.	2,183	7,527
Israel Discount Bank, Ltd., Class A	1	3
Kamada, Ltd. (A)	1,616	9,256
Magic Software Enterprises, Ltd.	1,349	11,468
Matrix IT, Ltd.	2,095	26,407
Maytronics, Ltd.	1,808	11,700
Melisron, Ltd.	701	35,600
Menora Mivtachim Holdings, Ltd.	1,766	21,558
Migdal Insurance & Financial Holding, Ltd.	27,734	26,128
Mivtach Shamir Holdings, Ltd.	397	7,443
Naphtha Israel Petroleum Corp., Ltd.	2,030	12,912
Nova Measuring Instruments, Ltd. (A)	1,872	46,012
Oil Refineries, Ltd. (A)	102,102	50,027
Partner Communications Company, Ltd. (A)	9,878	37,854
Paz Oil Company, Ltd. (A)	525	78,527
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	22,723
Scope Metals Group, Ltd.	377	10,009
Shapir Engineering and Industry, Ltd.	7,076	24,116
Shikun & Binui, Ltd. (A)	10,724	25,713
Shufersal, Ltd.	9,064	58,609
Summit Real Estate Holdings, Ltd.	2,363	20,925
The Phoenix Holdings, Ltd.	2,821	14,654

		1,208,435
Italy – 4.0%
A2A SpA	88,577	161,840
ACEA SpA	4,062	68,781
Amplifon SpA	6,559	128,001
Anima Holding SpA (D)	9,128	37,327
Aquafil SpA	969	10,885
Arnoldo Mondadori Editore SpA (A)	12,613	21,953
Ascopiave SpA	7,647	30,152
Autogrill SpA	6,422	61,836
Avio SpA	877	12,360
Azimut Holding SpA (B)	7,368	125,370
Banca Farmafactoring SpA (D)	8,151	49,587
Banca Generali SpA	3,249	80,880
Banca IFIS SpA	1,607	26,536
Banca Popolare di Sondrio SCPA	28,436	77,881
Banca Profilo SpA (B)	24,032	4,457
Banco BPM SpA (A)(B)	97,273	201,562
BF SpA (A)	1,608	4,400
Biesse SpA	835	18,184
BPER Banca	36,058	147,555
Brembo SpA	9,683	109,900
Brunello Cucinelli SpA	2,028	69,822
Buzzi Unicem SpA (B)	4,611	94,470
Cairo Communication SpA	4,712	19,934
Cementir Holding SpA	4,165	29,408
Cerved Group SpA	12,425	123,728
CIR-Compagnie Industriali Riunite SpA	30,338	37,185
Credito Emiliano SpA	6,238	35,092
Credito Valtellinese SpA (A)	504,336	40,535
Danieli & C Officine Meccaniche SpA	788	15,796
Datalogic SpA	1,877	43,858
De’ Longhi SpA	4,086	110,411
DeA Capital SpA (A)	4,665	7,422
DiaSorin SpA	1,678	169,246
doBank SpA (D)	812	10,893
Enav SpA (D)	13,939	76,023
ERG SpA	4,588	86,894

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Esprinet SpA	3,554	$12,844
Eurotech SpA (A)	1,562	7,383
Falck Renewables SpA	9,073	32,979
Fila SpA	1,303	18,652
Fincantieri SpA	36,827	45,331
GEDI Gruppo Editoriale SpA (A)(B)	18,304	7,595
Geox SpA	8,390	15,554
Gruppo MutuiOnline SpA	2,096	43,453
Hera SpA	55,199	199,765
IMA Industria Macchine Automatiche SpA	816	61,019
IMMSI SpA (A)	6,756	3,567
Infrastrutture Wireless Italiane SpA (D)	3,185	28,519
Interpump Group SpA	4,776	156,000
Iren SpA	39,911	101,889
Italgas SpA	24,970	154,292
Italmobiliare SpA	1,654	37,605
Juventus Football Club SpA (A)(B)	23,150	39,579
La Doria SpA	1,205	10,890
Leonardo SpA	7,918	92,220
Maire Tecnimont SpA	10,323	39,376
MARR SpA	2,608	59,417
Mediaset SpA (A)(B)	25,890	79,137
OVS SpA (A)(B)(D)	9,134	16,785
Piaggio & C SpA	11,658	28,467
Prima Industrie SpA (B)	178	3,955
RAI Way SpA (D)	5,678	29,376
Reno de Medici SpA	15,969	11,790
Reply SpA	1,504	96,913
Retelit SpA (B)	7,126	11,789
SAES Getters SpA	536	13,236
Safilo Group SpA (A)(B)	2,378	1,905
Saipem SpA (A)	41,655	220,587
Salini Impregilo SpA (B)	14,544	33,864
Salvatore Ferragamo SpA	3,216	69,030
Saras SpA	39,697	73,568
Sesa SpA	320	10,205
Societa Cattolica di Assicurazioni SC	11,261	107,742
Societa Iniziative Autostradali e Servizi SpA	5,263	91,244
Sogefi SpA (A)	3,551	6,137
SOL SpA	2,802	35,590
Tamburi Investment Partners SpA	8,506	59,508
Technogym SpA (D)	5,693	70,133
Tod’s SpA (B)	590	27,361
TREVI – Finanziaria Industriale SpA (A)(B)	9,838	3,305
Unione di Banche Italiane SpA (B)	63,162	167,378
Unipol Gruppo SpA	23,441	116,932
UnipolSai Assicurazioni SpA	32,943	88,964
Zignago Vetro SpA	1,669	18,670

		5,011,664
Japan – 21.8%
Access Company, Ltd. (B)	2,300	20,643
Achilles Corp.	1,000	17,260
Adastria Company, Ltd.	1,820	40,406
ADEKA Corp.	4,700	69,087
Advan Company, Ltd.	1,000	9,218
Aeon Delight Company, Ltd.	400	15,574
Aeon Fantasy Company, Ltd.	400	10,339
Aeria, Inc. (A)	700	4,001
Ai Holdings Corp.	1,900	31,471
Aichi Corp.	3,200	20,268
Aichi Steel Corp.	700	21,771
Aida Engineering, Ltd.	4,500	32,560

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aiful Corp. (A)	15,500	$39,003
Aiphone Company, Ltd.	1,300	20,508
Airport Facilities Company, Ltd.	1,200	6,000
Aisan Industry Company, Ltd.	2,500	15,398
Aizawa Securities Company, Ltd.	2,400	14,570
Akatsuki, Inc.	400	23,055
Akebono Brake Industry Company, Ltd. (A)	9,400	10,553
Albis Company, Ltd.	500	10,459
Alconix Corp.	1,600	16,603
Alpen Company, Ltd. (B)	1,100	17,010
Alpha Systems, Inc.	840	19,932
Altech Corp.	1,000	16,715
Amano Corp.	3,300	77,993
Amuse, Inc.	800	16,981
Anest Iwata Corp.	1,800	15,850
Anicom Holdings, Inc.	1,300	35,255
AOI TYO Holdings, Inc.	1,200	8,515
AOKI Holdings, Inc.	3,100	32,492
Aoyama Trading Company, Ltd.	2,500	56,873
Arakawa Chemical Industries, Ltd.	1,400	17,246
Arata Corp.	700	24,171
Arcland Sakamoto Company, Ltd.	2,400	32,540
Arcland Service Holdings Company, Ltd.	1,000	18,353
Arcs Company, Ltd.	2,625	57,821
Arealink Company, Ltd.	500	4,056
Argo Graphics, Inc. (B)	1,000	21,364
Arisawa Manufacturing Company, Ltd.	2,900	20,836
Arrk Corp. (A)	4,200	4,027
As One Corp.	400	31,831
Asahi Company, Ltd.	800	11,076
Asahi Diamond Industrial Company, Ltd.	3,900	26,977
Asahi Holdings, Inc.	1,800	32,585
ASAHI YUKIZAI Corp.	1,200	17,712
Asanuma Corp. (B)	700	15,578
ASKA Pharmaceutical Company, Ltd.	1,600	16,595
ASKUL Corp.	1,000	24,991
Ateam, Inc.	800	13,049
Atom Corp. (B)	3,000	26,658
Atsugi Company, Ltd.	1,200	10,456
Autobacs Seven Company, Ltd.	4,300	71,496
Avex, Inc.	2,500	33,386
Axell Corp. (A)	100	499
Axial Retailing, Inc.	800	24,657
Bando Chemical Industries, Ltd.	2,500	24,013
Bank of the Ryukyus, Ltd.	3,000	30,597
BayCurrent Consulting, Inc.	900	28,343
Belc Company, Ltd.	500	22,672
Bell System24 Holdings, Inc.	2,400	29,768
Belluna Company, Ltd.	2,100	16,314
BML, Inc.	1,800	52,284
Bourbon Corp.	500	8,486
BrainPad, Inc. (A)	500	26,878
Broadleaf Company, Ltd.	8,900	46,919
BRONCO BILLY Company, Ltd.	600	14,301
Bunka Shutter Company, Ltd.	5,000	36,298
C Uyemura & Company, Ltd.	400	23,410
CAC Holdings Corp.	1,500	20,006
Can Do Company, Ltd. (B)	900	13,755
Canon Electronics, Inc.	1,700	26,972
Carlit Holdings Company, Ltd.	2,100	14,802
Cawachi, Ltd.	900	14,407
Central Automotive Products, Ltd.	1,200	17,999
Central Glass Company, Ltd.	2,800	61,656

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Central Security Patrols Company, Ltd. (B)	300	$13,206
Central Sports Company, Ltd.	600	17,106
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	17,897
Chino Corp.	400	4,643
Chiyoda Company, Ltd.	800	12,878
Chiyoda Integre Company, Ltd.	800	14,850
Chofu Seisakusho Company, Ltd.	1,700	35,256
Chori Company, Ltd.	1,200	16,892
Chubu Shiryo Company, Ltd.	2,000	21,137
Chudenko Corp.	1,900	38,792
Chuetsu Pulp & Paper Company, Ltd.	500	6,282
Chugai Ro Company, Ltd.	500	7,926
Chugoku Marine Paints, Ltd. (B)	4,000	35,879
CI Takiron Corp.	3,000	16,290
Citizen Watch Company, Ltd.	9,300	51,968
CKD Corp. (B)	3,300	29,913
Cleanup Corp.	2,100	11,226
CMIC Holdings Company, Ltd.	1,200	16,698
CMK Corp. (A)	3,700	21,675
cocokara fine, Inc.	1,140	45,351
COLOPL, Inc.	4,600	28,593
Colowide Company, Ltd. (B)	2,700	55,987
Computer Engineering & Consulting, Ltd.	1,800	33,733
Comture Corp.	500	16,498
CONEXIO Corp.	1,300	16,404
COOKPAD, Inc. (A)	1,800	4,533
Corona Corp.	300	2,858
Cosel Company, Ltd. (B)	1,200	12,658
Cosmo Energy Holdings Company, Ltd.	800	16,067
Create Restaurants Holdings, Inc. (B)	2,500	30,921
Create SD Holdings Company, Ltd.	900	21,210
CTS Company, Ltd.	1,900	10,708
Dai Nippon Toryo Company, Ltd.	1,200	12,012
Daibiru Corp.	3,400	32,326
Dai-Dan Company, Ltd.	1,000	23,247
Daido Metal Company, Ltd.	1,900	12,176
Daido Steel Company, Ltd. (B)	800	31,667
Daidoh, Ltd.	2,000	5,854
Daihen Corp.	1,400	36,063
Daiho Corp.	1,200	35,135
Daiichi Jitsugyo Company, Ltd.	400	11,566
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	13,221
Dai-ichi Seiko Company, Ltd.	500	4,742
Daiken Corp.	1,000	19,495
Daiken Medical Company, Ltd.	400	2,010
Daiki Aluminium Industry Company, Ltd. (B)	3,000	18,047
Daikoku Denki Company, Ltd.	800	11,147
Daikokutenbussan Company, Ltd.	300	10,413
Daikyonishikawa Corp.	1,900	17,496
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	1,000	27,362
Daio Paper Corp.	3,600	44,214
Daiseki Company, Ltd.	1,800	43,893
Daishi Hokuetsu Financial Group, Inc.	2,700	76,428
Daito Pharmaceutical Company, Ltd.	700	17,485
Daiwa Industries, Ltd.	2,000	20,533
Daiwabo Holdings Company, Ltd.	1,200	69,284
DCM Holdings Company, Ltd. (B)	6,500	60,627
Denki Kogyo Company, Ltd.	1,000	30,129
Denyo Company, Ltd.	900	11,153

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Descente, Ltd.	1,400	$36,754
Dexerials Corp.	3,500	23,260
Digital Arts, Inc.	700	57,376
Digital Hearts Holdings Company, Ltd.	900	10,499
Dip Corp. (B)	1,900	32,954
DKS Company, Ltd.	400	12,598
DMG Mori Company, Ltd.	2,600	32,324
Doshisha Company, Ltd.	1,700	26,555
Doutor Nichires Holdings Company, Ltd.	2,300	43,727
Dowa Holdings Company, Ltd. (B)	1,000	32,929
DTS Corp.	900	33,327
Duskin Company, Ltd.	2,100	50,077
DyDo Group Holdings, Inc.	700	31,590
Eagle Industry Company, Ltd.	2,200	24,083
EDION Corp.	5,000	43,669
eGuarantee, Inc.	2,400	23,979
E-Guardian, Inc.	900	18,253
Eiken Chemical Company, Ltd.	1,800	42,439
Eizo Corp.	1,100	43,827
Elecom Company, Ltd.	800	24,720
Elematec Corp.	700	10,719
EM Systems Company, Ltd. (B)	1,000	12,026
Enigmo, Inc. (A)	1,200	31,058
Enplas Corp.	1,100	28,369
EPS Holdings, Inc.	1,800	30,100
eRex Company, Ltd.	1,900	17,793
ES-Con Japan, Ltd. (B)	3,800	25,133
ESPEC Corp.	1,600	29,931
Excel Company, Ltd.	900	19,028
Exedy Corp.	1,900	41,275
F@N Communications, Inc.	2,000	10,199
FCC Company, Ltd.	2,200	46,658
Feed One Company, Ltd.	15,040	23,944
Ferrotec Holdings Corp.	2,600	26,132
FIDEA Holdings Company, Ltd.	21,400	25,350
Fields Corp. (B)	1,500	9,823
Financial Products Group Company, Ltd.	2,800	22,988
Fixstars Corp. (B)	2,000	25,230
Foster Electric Company, Ltd.	2,100	31,635
France Bed Holdings Company, Ltd.	2,200	17,941
Fronteo, Inc.	2,600	12,890
Fudo Tetra Corp.	1,080	14,092
Fuji Company, Ltd.	1,400	24,187
Fuji Corp.	2,900	38,728
Fuji Corp., Ltd.	1,300	9,639
Fuji Kyuko Company, Ltd. (B)	900	33,881
Fuji Oil Company, Ltd.	4,400	9,997
Fuji Pharma Company, Ltd.	1,400	22,167
Fuji Seal International, Inc.	1,000	36,228
Fuji Soft, Inc.	600	23,797
Fujibo Holdings, Inc.	700	16,693
Fujicco Company, Ltd.	1,500	29,183
Fujikura Kasei Company, Ltd.	2,000	10,759
Fujikura, Ltd. (B)	15,600	58,909
Fujimori Kogyo Company, Ltd.	1,100	30,304
Fujio Food System Company, Ltd.	800	22,223
Fujisash Company, Ltd.	4,900	3,941
Fujita Kanko, Inc.	300	7,404
Fujitec Company, Ltd.	4,000	44,379
Fujitsu Frontech, Ltd.	600	5,491
Fujitsu General, Ltd.	3,000	42,532
Fujiya Company, Ltd.	500	9,847
Fukuda Corp.	200	7,624
Fukui Computer Holdings, Inc.	700	13,076
Fukuoka Financial Group, Inc.	1,120	24,870

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukushima Industries Corp.	500	$16,088
Fukuyama Transporting Company, Ltd.	1,400	53,987
FULLCAST Holdings Company, Ltd.	1,000	21,395
Funai Electric Company, Ltd. (A)(B)	700	4,736
Funai Soken Holdings, Inc.	1,800	43,400
Furukawa Company, Ltd.	1,900	23,987
Furuno Electric Company, Ltd.	2,400	22,388
Fuso Chemical Company, Ltd.	1,000	16,865
Fuso Pharmaceutical Industries, Ltd.	500	11,436
Futaba Corp.	3,000	45,609
Futaba Industrial Company, Ltd.	3,400	16,798
Fuyo General Lease Company, Ltd.	1,400	69,447
Gakken Holdings Company, Ltd.	400	18,600
Gecoss Corp.	400	3,746
Genki Sushi Company, Ltd.	500	23,348
Genky DrugStores Company, Ltd.	700	15,176
Geo Holdings Corp. (B)	2,700	37,545
Giken, Ltd.	1,200	36,753
GLOBERIDE, Inc.	1,000	23,790
Glory, Ltd.	2,500	60,101
GMO internet, Inc. (B)	3,100	50,719
Godo Steel, Ltd.	1,000	14,991
Goldcrest Company, Ltd.	990	13,384
Gree, Inc.	6,100	24,968
GS Yuasa Corp.	1,600	31,461
G-Tekt Corp.	1,200	16,627
Gun-Ei Chemical Industry Company, Ltd.	400	9,348
Gunosy, Inc. (A)	900	19,501
Gunze, Ltd.	1,300	52,655
Gurunavi, Inc.	1,400	8,803
H2O Retailing Corp.	3,400	47,463
Hagihara Industries, Inc. (B)	800	10,345
Hagiwara Electric Holdings Company, Ltd.	500	13,937
Hakuto Company, Ltd.	1,300	13,805
Halows Company, Ltd.	600	11,907
Hamakyorex Company, Ltd.	1,000	38,452
Hanwa Company, Ltd.	2,400	67,101
Happinet Corp.	1,000	12,930
Harima Chemicals Group, Inc.	2,000	18,637
Hazama Ando Corp.	10,090	67,651
Heiwa Real Estate Company, Ltd.	2,800	54,008
Heiwado Company, Ltd.	2,000	42,616
Hibiya Engineering, Ltd.	1,500	25,636
Hiday Hidaka Corp.	1,432	27,737
HI-LEX Corp.	600	11,254
Hinokiya Group Company, Ltd.	300	5,835
Hioki EE Corp.	500	21,466
Hiramatsu, Inc. (B)	300	925
Hirano Tecseed Company, Ltd. (B)	1,100	17,253
Hirata Corp. (B)	400	27,737
Hisaka Works, Ltd.	2,000	16,583
Hitachi Zosen Corp.	11,700	36,008
Hochiki Corp.	600	6,046
Hodogaya Chemical Company, Ltd.	700	20,445
Hogy Medical Company, Ltd.	1,500	52,958
Hokkaido Electric Power Company, Inc. (B)	11,100	63,895
Hokkaido Gas Company, Ltd.	600	7,803
Hokkan Holdings, Ltd.	1,000	17,376
Hokuetsu Corp.	7,900	46,243
Hokuetsu Industries Company, Ltd.	2,000	20,878
Hokuhoku Financial Group, Inc.	4,500	46,904
Hokuriku Electric Power Company	9,400	73,809

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuto Corp.	1,600	$27,731
H-One Company, Ltd.	1,000	8,120
Honeys Holdings Company, Ltd.	1,350	13,455
Hoosiers Holdings (B)	5,000	29,192
Hosiden Corp.	4,400	37,020
Hosokawa Micron Corp.	600	26,880
Ibiden Company, Ltd.	4,600	70,101
IBJ Leasing Company, Ltd. (B)	1,900	44,921
Ichibanya Company, Ltd.	1,100	48,126
Ichigo, Inc.	12,000	41,161
Ichikoh Industries, Ltd.	2,300	12,425
Ichinen Holdings Company, Ltd.	1,900	19,810
Ichiyoshi Securities Company, Ltd.	2,800	19,665
Icom, Inc.	500	9,955
Idec Corp.	1,600	27,708
IDOM, Inc.	3,900	11,368
Iino Kaiun Kaisha, Ltd.	7,300	24,661
IJT Technology Holdings Company, Ltd.	1,200	6,307
Ikegami Tsushinki Company, Ltd.	400	4,103
Imasen Electric Industrial	1,700	15,401
Imuraya Group Company, Ltd.	300	6,593
Inaba Denki Sangyo Company, Ltd.	1,600	62,020
Inaba Seisakusho Company, Ltd.	200	2,533
Inabata & Company, Ltd.	3,000	40,870
Inageya Company, Ltd.	1,500	17,276
Ines Corp.	1,900	22,647
Infocom Corp.	1,000	16,683
Infomart Corp.	5,100	62,358
Information Services International-Dentsu, Ltd.	400	13,819
Intage Holdings, Inc.	3,100	24,101
Internet Initiative Japan, Inc.	1,300	26,368
Inui Global Logistics Company, Ltd. (B)	875	7,086
Iriso Electronics Company, Ltd.	1,000	45,908
Iseki & Company, Ltd.	1,200	17,702
Ishihara Sangyo Kaisha, Ltd.	2,100	21,484
Istyle, Inc. (B)	2,200	18,301
Itfor, Inc. (B)	1,000	8,657
Itochu Enex Company, Ltd.	3,800	30,683
Itochu-Shokuhin Company, Ltd.	600	25,669
Itoki Corp.	2,100	10,261
IwaiCosmo Holdings, Inc.	900	10,070
Iwatani Corp. (B)	1,500	48,190
J Trust Company, Ltd. (B)	4,900	16,756
JAC Recruitment Company, Ltd.	1,200	26,560
Jaccs Company, Ltd.	1,600	25,792
Jafco Company, Ltd.	1,400	50,262
Jalux, Inc.	500	11,411
Jamco Corp.	500	10,479
Janome Sewing Machine Company, Ltd.	1,200	5,157
Japan Asset Marketing Company, Ltd. (A)	14,200	13,988
Japan Aviation Electronics Industry, Ltd.	3,000	41,922
Japan Best Rescue System Company, Ltd.	1,800	24,722
Japan Cash Machine Company, Ltd.	700	7,495
Japan Display, Inc. (A)(B)	45,300	28,365
Japan Elevator Service Holdings Company, Ltd.	1,800	36,694
Japan Investment Adviser Company, Ltd. (B)	1,000	23,604
Japan Lifeline Company, Ltd.	2,600	43,122
Japan Material Company, Ltd.	3,700	45,555
Japan Meat Company, Ltd.	600	10,696

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Petroleum Exploration Company, Ltd.	2,000	$43,078
Japan Property Management Center Company, Ltd.	800	5,738
Japan Pulp & Paper Company, Ltd.	600	22,524
Japan Securities Finance Company, Ltd.	8,000	42,280
Japan Transcity Corp.	5,000	20,147
Jastec Company, Ltd.	400	3,641
JBCC Holdings, Inc. (B)	1,900	25,819
JCR Pharmaceuticals Company, Ltd.	200	11,819
JCU Corp.	1,800	28,244
Jeol, Ltd.	2,000	36,096
Jimoto Holdings, Inc.	9,800	10,284
JINS, Inc.	800	43,304
JMS Company, Ltd.	500	3,028
J-Oil Mills, Inc.	600	22,342
Joshin Denki Company, Ltd.	1,100	25,415
JSP Corp.	800	17,678
Juki Corp.	1,400	13,974
Justsystems Corp.	1,500	38,244
JVC Kenwood Corp.	9,070	22,001
K&O Energy Group, Inc.	800	11,009
kabu.com Securities Company, Ltd.	11,400	57,314
Kadokawa Dwango Corp.	3,636	38,362
Kaga Electronics Company, Ltd.	1,100	20,244
Kakiyasu Honten Company, Ltd.	900	17,573
Kameda Seika Company, Ltd.	700	33,593
Kamei Corp.	2,000	21,337
Kanaden Corp.	1,100	11,720
Kanagawa Chuo Kotsu Company, Ltd. (B)	700	24,048
Kanamoto Company, Ltd.	1,900	47,141
Kanematsu Corp.	5,500	63,051
Kanematsu Electronics, Ltd.	700	21,199
Kanto Denka Kogyo Company, Ltd.	2,000	13,520
Kappa Create Company, Ltd. (A)(B)	1,000	13,052
Kasai Kogyo Company, Ltd.	1,000	7,405
Katakura Industries Company, Ltd.	1,700	19,406
Kato Sangyo Company, Ltd.	1,800	59,455
Kato Works Company, Ltd.	400	9,454
KAWADA TECHNOLOGIES, Inc.	200	14,248
Kawasaki Kisen Kaisha, Ltd. (A)(B)	3,500	37,735
Keihanshin Building Company, Ltd.	3,200	31,288
Keihin Corp.	3,300	54,168
Keiyo Company, Ltd.	3,400	15,215
Kenedix, Inc.	10,800	54,151
Kenko Mayonnaise Company, Ltd.	900	17,874
Key Coffee, Inc. (B)	1,600	30,032
KFC Holdings Japan, Ltd.	600	10,770
KH Neochem Company, Ltd.	1,700	41,145
Kimoto Company, Ltd.	3,000	4,641
Kintetsu World Express, Inc.	2,600	39,721
Kissei Pharmaceutical Company, Ltd.	2,000	52,495
Kitanotatsujin Corp. (B)	3,300	13,945
Kito Corp.	1,800	27,274
Kitz Corp.	4,600	33,792
KLab, Inc. (A)(B)	2,100	16,545
KNT-CT Holdings Company, Ltd. (A)	700	8,415
Koa Corp.	1,700	22,951
Koatsu Gas Kogyo Company, Ltd.	3,000	23,172
Kobe Electric Railway Company, Ltd. (A)(B)	300	10,694
Kohnan Shoji Company, Ltd.	1,800	44,698
Kohsoku Corp.	1,400	15,389
Kojima Company, Ltd. (A)	3,000	16,076

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kokuyo Company, Ltd.	3,600	$52,889
Komatsu Matere Company, Ltd.	2,000	14,631
KOMEDA Holdings Company, Ltd.	1,700	32,330
Komeri Company, Ltd.	1,500	36,801
Komori Corp.	3,700	41,957
Kondotec, Inc.	1,300	11,822
Konishi Company, Ltd.	2,200	31,928
Konoike Transport Company, Ltd.	2,600	43,046
Koshidaka Holdings Company, Ltd.	2,000	30,103
Kotobuki Spirits Company, Ltd.	900	34,535
Kourakuen Holdings Corp. (B)	1,100	26,327
Krosaki Harima Corp.	400	20,101
Kumagai Gumi Company, Ltd.	1,800	56,387
Kumiai Chemical Industry Company, Ltd.	6,584	46,592
Kura Corp.	500	22,937
Kurabo Industries, Ltd.	1,600	29,428
Kureha Corp.	1,100	61,796
Kurimoto, Ltd.	1,000	13,179
KYB Corp. (A)	1,600	39,359
Kyodo Printing Company, Ltd.	500	11,093
Kyoei Steel, Ltd.	1,800	25,725
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	30,826
Kyokuto Securities Company, Ltd.	2,300	21,394
Kyokuyo Company, Ltd.	700	17,958
KYORIN Holdings, Inc.	3,100	60,576
Kyoritsu Maintenance Company, Ltd.	960	47,733
Kyosan Electric Manufacturing Company, Ltd. (B)	2,000	6,577
Kyushu Financial Group, Inc.	3,700	15,050
LAC Company, Ltd.	1,400	19,269
Lacto Japan Company, Ltd.	400	32,453
Lasertec Corp.	1,800	75,578
LEC, Inc.	1,600	20,490
Leopalace21 Corp. (A)(B)	16,600	33,214
Life Corp.	1,200	25,794
LIFULL Company, Ltd.	3,800	19,981
Like Company, Ltd.	1,100	9,099
Linical Company, Ltd.	1,100	13,581
Link And Motivation, Inc.	2,300	16,711
Lintec Corp.	1,900	41,196
LIXIL VIVA Corp.	700	8,885
M&A Capital Partners Company, Ltd. (A)	300	13,709
Macnica Fuji Electronics Holdings, Inc.	3,250	44,480
Macromill, Inc.	2,300	27,787
Maeda Kosen Company, Ltd.	1,100	24,301
Maeda Road Construction Company, Ltd.	2,800	54,455
Maezawa Kasei Industries Company, Ltd.	1,100	10,209
Maezawa Kyuso Industries Company, Ltd. (B)	900	15,474
Makino Milling Machine Company, Ltd.	1,200	49,683
Mamezou Holdings Company, Ltd.	700	6,600
Mandom Corp.	1,000	25,761
Mani, Inc.	1,200	58,850
MarkLines Company, Ltd.	1,000	13,138
Mars Group Holdings Corp.	700	13,904
Marubun Corp.	200	1,153
Marudai Food Company, Ltd.	1,600	27,214
Maruha Nichiro Corp.	938	33,610
Marusan Securities Company, Ltd.	4,700	27,787
Maruwa Company, Ltd.	600	28,429
Maruwa Unyu Kikan Company, Ltd.	600	20,593
Maruzen Company, Ltd.	800	15,041

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruzen Showa Unyu Company, Ltd.	800	$21,713
Marvelous, Inc.	1,400	10,878
Matsuda Sangyo Company, Ltd.	1,400	17,635
Matsuya Company, Ltd.	2,700	24,532
Matsuyafoods Holdings Company, Ltd.	700	23,337
Max Company, Ltd.	2,000	29,469
Maxell Holdings, Ltd.	2,200	31,256
MCJ Company, Ltd.	3,200	23,458
MEC Company, Ltd.	1,500	13,821
Medical Data Vision Company, Ltd. (A)(B)	1,700	16,564
Megachips Corp.	2,000	30,790
Megmilk Snow Brand Company, Ltd.	1,800	43,902
Meidensha Corp.	1,800	24,754
Meiko Electronics Company, Ltd.	1,200	18,901
Meiko Network Japan Company, Ltd.	1,100	9,574
Meisei Industrial Company, Ltd.	3,000	20,290
Meitec Corp.	1,300	59,217
Meito Sangyo Company, Ltd. (B)	900	12,377
Menicon Company, Ltd.	800	23,138
METAWATER Company, Ltd.	800	22,567
Micronics Japan Company, Ltd. (B)	2,800	18,655
Mie Kotsu Group Holdings, Inc. (B)	3,700	18,805
Milbon Company, Ltd.	1,112	51,830
Mimasu Semiconductor Industry Company, Ltd.	1,400	18,694
Ministop Company, Ltd.	1,100	17,037
Miraca Holdings, Inc. (B)	3,000	74,577
Mirait Holdings Corp. (B)	4,240	62,020
Miroku Jyoho Service Company, Ltd. (B)	700	18,009
Misawa Homes Company, Ltd.	2,000	14,320
Mitani Corp.	500	25,517
Mitani Sekisan Company, Ltd.	600	16,406
Mito Securities Company, Ltd.	6,300	11,740
Mitsuba Corp.	2,300	12,965
Mitsubishi Logisnext Company, Ltd.	1,000	10,930
Mitsubishi Paper Mills, Ltd. (A)	2,600	13,093
Mitsubishi Pencil Company, Ltd.	600	11,651
Mitsubishi Research Institute, Inc.	500	15,138
Mitsubishi Shokuhin Company, Ltd.	200	5,235
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	13,907
Mitsuboshi Belting, Ltd.	1,000	17,822
Mitsui E&S Holdings Company, Ltd. (A)	4,600	43,490
Mitsui High-Tec, Inc. (B)	2,200	20,165
Mitsui Matsushima Holdings Company, Ltd.	1,000	11,139
Mitsui Mining & Smelting Company, Ltd.	2,500	64,343
Mitsui Sugar Company, Ltd.	1,000	24,644
Mitsui-Soko Holdings Company, Ltd.	2,200	36,265
Mitsuuroko Group Holdings Company, Ltd.	3,200	24,494
Mixi, Inc.	1,800	41,649
Mizuno Corp.	1,400	32,493
Mochida Pharmaceutical Company, Ltd.	1,200	61,654
Modec, Inc.	1,300	37,052
Monex Group, Inc. (B)	10,400	36,066
Morinaga Milk Industry Company, Ltd.	2,400	81,595
Morita Holdings Corp.	2,200	36,234
MrMax Holdings, Ltd. (B)	1,700	6,794
Musashi Seimitsu Industry Company, Ltd.	2,600	35,312
N Field Company, Ltd.	1,300	8,880
Nachi-Fujikoshi Corp.	1,100	44,406

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nagaileben Company, Ltd.	600	$13,036
Nagase & Company, Ltd.	3,400	48,952
Nagatanien Holdings Company, Ltd.	1,000	22,456
Nagawa Company, Ltd.	600	32,849
Nakamuraya Company, Ltd.	300	11,487
Nakanishi, Inc.	2,400	46,970
Nakayama Steel Works, Ltd.	1,100	5,023
Namura Shipbuilding Company, Ltd.	3,252	10,642
NEC Capital Solutions, Ltd. (B)	800	12,309
NEC Networks & System Integration Corp.	1,500	36,293
NET One Systems Company, Ltd.	3,400	85,980
Neturen Company, Ltd.	2,300	18,583
Nextage Company, Ltd. (B)	2,300	24,752
Nice Holdings, Inc.	600	4,832
Nichias Corp. (B)	3,500	69,502
Nichiban Company, Ltd. (B)	700	14,842
Nichicon Corp.	3,400	31,220
Nichiden Corp.	600	8,534
Nichiha Corp.	1,600	44,181
NichiiGakkan Company, Ltd.	2,700	31,842
Nichi-iko Pharmaceutical Company, Ltd.	3,100	41,180
Nichireki Company, Ltd.	2,000	19,813
Nichirin Company, Ltd.	1,040	16,704
Nihon Chouzai Company, Ltd.	400	13,556
Nihon Dempa Kogyo Company, Ltd. (A)(B)	1,800	6,453
Nihon Flush Company, Ltd.	500	9,410
Nihon House Holdings Company, Ltd. (B)	1,000	4,260
Nihon Kagaku Sangyo Company, Ltd. (B)	1,000	10,078
Nihon Nohyaku Company, Ltd.	4,000	16,152
Nihon Parkerizing Company, Ltd.	6,000	75,089
Nihon Tokushu Toryo Company, Ltd.	1,000	10,431
Nikkiso Company, Ltd.	3,900	45,684
Nikkon Holdings Company, Ltd.	3,800	90,075
Nippon Air Conditioning Services Company, Ltd.	1,600	9,855
Nippon Beet Sugar Manufacturing Company, Ltd.	900	15,570
Nippon Carbon Company, Ltd. (B)	1,000	44,587
Nippon Chemical Industrial Company, Ltd.	700	12,437
Nippon Chemi-Con Corp.	1,100	19,002
Nippon Coke & Engineering Company, Ltd.	18,000	16,274
Nippon Concrete Industries Company, Ltd.	2,600	6,379
Nippon Denko Company, Ltd. (B)	6,530	13,252
Nippon Densetsu Kogyo Company, Ltd.	2,100	43,820
Nippon Fine Chemical Company, Ltd.	800	8,717
Nippon Flour Mills Company, Ltd.	4,000	68,743
Nippon Gas Company, Ltd.	1,800	49,869
Nippon Hume Corp.	2,000	13,821
Nippon Kanzai Company, Ltd.	700	12,508
Nippon Kodoshi Corp.	800	10,900
Nippon Koei Company, Ltd.	1,000	21,208
Nippon Koshuha Steel Company, Ltd.	800	3,762
Nippon Light Metal Holdings Company, Ltd.	38,100	83,837
Nippon Parking Development Company, Ltd.	8,400	13,062
Nippon Pillar Packing Company, Ltd.	1,500	17,354
Nippon Seiki Company, Ltd.	3,000	48,530

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Sharyo, Ltd. (A)(B)	600	$13,897
Nippon Sheet Glass Company, Ltd. (B)	5,800	46,895
Nippon Signal Company, Ltd.	3,000	26,907
Nippon Soda Company, Ltd.	1,600	42,351
Nippon Steel & Sumikin Bussan Corp.	972	39,598
Nippon Suisan Kaisha, Ltd.	10,600	81,041
Nippon Thompson Company, Ltd.	4,700	21,706
Nippon Yakin Kogyo Company, Ltd. (B)	10,000	22,794
Nishikawa Rubber Company, Ltd.	800	13,088
Nishimatsu Construction Company, Ltd.	3,200	71,095
Nishimatsuya Chain Company, Ltd.	2,900	24,371
Nishi-Nippon Financial Holdings, Inc.	7,000	59,498
Nishi-Nippon Railroad Company, Ltd.	1,900	46,009
Nishio Rent All Company, Ltd.	800	23,092
Nissan Shatai Company, Ltd.	3,400	29,508
Nissei ASB Machine Company, Ltd. (B)	500	17,143
Nissei Plastic Industrial Company, Ltd.	1,600	13,110
Nissha Company, Ltd.	2,300	24,385
Nisshinbo Holdings, Inc.	8,368	73,240
Nissin Corp.	1,400	23,464
Nissin Electric Company, Ltd.	3,400	31,235
Nissin Kogyo Company, Ltd.	2,100	26,371
Nissin Sugar Company, Ltd.	1,100	20,101
Nitta Corp.	1,300	42,377
Nittan Valve Company, Ltd.	1,200	3,731
Nittetsu Mining Company, Ltd.	300	12,419
Nitto Boseki Company, Ltd.	1,100	19,713
Nitto Kogyo Corp.	1,600	32,088
Nitto Kohki Company, Ltd.	1,000	19,763
Nitto Seiko Company, Ltd.	1,700	9,093
Nittoku Engineering Company, Ltd.	200	5,085
Noevir Holdings Company, Ltd.	700	34,037
Nohmi Bosai, Ltd.	1,300	21,285
Nojima Corp.	1,600	29,097
Nomura Company, Ltd.	2,400	67,797
Noritake Company, Ltd.	700	33,624
Noritsu Koki Company, Ltd.	1,000	22,335
Noritz Corp.	2,100	32,827
North Pacific Bank, Ltd.	20,300	50,862
NS Tool Company, Ltd.	400	9,193
NS United Kaiun Kaisha, Ltd.	800	17,165
NSD Company, Ltd.	2,400	55,919
NTN Corp. (B)	11,200	33,295
NuFlare Technology, Inc.	400	22,236
Obara Group, Inc.	600	19,924
Oenon Holdings, Inc.	6,000	22,233
Ohsho Food Service Corp.	700	44,374
Oiles Corp.	1,380	22,067
Oisix ra daichi, Inc. (A)	1,200	18,284
Okabe Company, Ltd.	2,600	22,507
Okamoto Industries, Inc.	600	30,332
Okamura Corp.	3,700	38,855
Okasan Securities Group, Inc.	7,000	26,054
Oki Electric Industry Company, Ltd.	4,700	55,648
Okinawa Cellular Telephone Company	400	12,722
OKUMA Corp. (B)	700	38,031
Okumura Corp.	1,600	50,883
Okura Industrial Company, Ltd.	800	12,886
Okuwa Company, Ltd.	1,000	10,045
Onoken Company, Ltd.	1,500	21,059
Onward Holdings Company, Ltd. (B)	7,100	37,590
Open Door, Inc. (A)	600	18,279
Optex Group Company, Ltd.	1,400	22,375
Organo Corp.	600	17,012
Origin Electric Company, Ltd.	600	10,774

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Organic Chemical Industry, Ltd.	1,400	$13,787
Osaka Soda Company, Ltd.	800	19,650
Osaka Steel Company, Ltd.	700	11,871
OSAKA Titanium Technologies Company, Ltd. (B)	800	12,224
Osaki Electric Company, Ltd.	3,000	18,713
OSG Corp.	2,600	50,288
OSJB Holdings Corp.	7,600	19,040
Outsourcing, Inc. (B)	6,200	76,977
Oyo Corp.	1,300	13,151
Pacific Industrial Company, Ltd.	3,000	42,311
Pacific Metals Company, Ltd.	1,100	26,853
PAL GROUP Holdings Company, Ltd.	700	19,026
Paramount Bed Holdings Company, Ltd.	800	35,553
Parco Company, Ltd.	800	7,311
Paris Miki Holdings, Inc.	1,100	3,919
Pasona Group, Inc.	1,500	22,737
PC Depot Corp.	1,700	6,815
Penta-Ocean Construction Company, Ltd.	11,200	52,013
Pepper Food Service Company, Ltd.	600	12,475
PIA Corp.	200	8,307
Piolax, Inc.	2,100	40,492
Plenus Company, Ltd. (B)	1,300	20,753
Poletowin Pitcrew Holdings, Inc.	2,000	20,080
Press Kogyo Company, Ltd.	7,000	37,221
Pressance Corp.	1,800	22,434
Prestige International, Inc.	2,500	31,484
Prima Meat Packers, Ltd.	2,000	37,165
Pronexus, Inc.	600	6,650
Prospect Company, Ltd. (A)(B)	33,000	5,365
Proto Corp.	200	3,617
PS Mitsubishi Construction Company, Ltd.	2,600	15,569
Punch Industry Company, Ltd.	1,300	6,692
Qol Holdings Company, Ltd.	1,400	19,120
Raito Kogyo Company, Ltd.	3,100	41,882
Raysum Company, Ltd.	1,600	14,771
Relia, Inc.	4,000	34,903
Remixpoint, Inc. (A)(B)	3,700	10,173
Renaissance, Inc.	500	8,851
RENOVA, Inc. (A)(B)	2,600	23,148
Resorttrust, Inc. (B)	3,700	50,240
Retail Partners Company, Ltd.	300	3,160
Rheon Automatic Machinery Company, Ltd.	1,500	21,511
Ricoh Leasing Company, Ltd.	800	24,161
Riken Corp.	600	27,311
Riken Keiki Company, Ltd.	1,300	25,091
Riken Technos Corp.	3,000	12,307
Riken Vitamin Company, Ltd.	700	22,216
Ringer Hut Company, Ltd. (B)	1,700	36,314
Riso Kagaku Corp.	1,500	23,763
Riso Kyoiku Company, Ltd.	9,300	42,912
Rock Field Company, Ltd.	1,000	14,782
Rokko Butter Company, Ltd. (B)	600	11,584
Roland DG Corp.	900	18,962
Rorze Corp.	900	13,547
Round One Corp.	3,800	48,207
Royal Holdings Company, Ltd.	900	22,531
RS Technologies Company, Ltd.	400	10,246
Ryobi, Ltd.	1,400	31,495
Ryoden Corp.	1,500	19,905
Ryosan Company, Ltd.	1,500	40,295
Ryoyo Electro Corp.	1,600	23,407
S Foods, Inc.	500	18,344

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
S&B Foods, Inc.	600	$22,566
Sac’s Bar Holdings, Inc.	600	6,227
Saibu Gas Company, Ltd.	1,900	41,045
Saizeriya Company, Ltd.	2,100	40,498
Sakai Chemical Industry Company, Ltd.	1,400	30,827
Sakai Moving Service Company, Ltd.	500	31,742
Sakata INX Corp.	3,100	28,652
Sala Corp.	3,000	16,709
SAMTY Company, Ltd.	1,600	21,709
San ju San Financial Group, Inc.	1,700	23,713
San-A Company, Ltd.	900	36,042
San-Ai Oil Company, Ltd.	3,500	28,740
Sanden Holdings Corp. (A)(B)	1,400	9,568
Sangetsu Corp.	3,300	59,975
Sanken Electric Company, Ltd.	1,400	26,074
Sanki Engineering Company, Ltd.	4,000	43,808
Sankyo Seiko Company, Ltd.	3,200	13,708
Sankyo Tateyama, Inc.	2,500	33,668
Sanoh Industrial Company, Ltd.	2,600	11,893
Sanshin Electronics Company, Ltd.	1,700	29,138
Sanyo Chemical Industries, Ltd.	900	41,732
Sanyo Denki Company, Ltd.	400	14,420
Sanyo Electric Railway Company, Ltd. (B)	1,600	31,864
Sanyo Shokai, Ltd.	700	10,938
Sanyo Special Steel Company, Ltd.	1,400	28,754
Sanyo Trading Company, Ltd.	1,000	16,909
Sapporo Holdings, Ltd.	2,700	59,073
Sato Holdings Corp.	1,700	39,952
Sawada Holdings Company, Ltd.	1,000	9,662
SBS Holdings, Inc.	2,200	37,059
Seika Corp.	500	6,134
Seikagaku Corp.	1,700	18,467
Seikitokyu Kogyo Company, Ltd.	1,600	8,524
Seiko Holdings Corp.	1,400	33,401
Seiren Company, Ltd.	2,700	39,958
Sekisui Jushi Corp.	2,200	38,804
Sekisui Plastics Company, Ltd.	2,500	20,104
Senko Group Holdings Company, Ltd.	7,400	61,536
Senshu Electric Company, Ltd.	500	12,272
Senshu Ikeda Holdings, Inc.	17,200	44,179
Senshukai Company, Ltd. (A)	3,300	7,114
SFP Holdings Company, Ltd.	600	10,311
Shibaura Electronics Company, Ltd.	500	17,091
Shibuya Corp.	800	23,689
SHIFT, Inc. (A)	700	28,144
Shikibo, Ltd.	1,100	10,123
Shikoku Chemicals Corp.	3,000	32,845
Shima Seiki Manufacturing, Ltd.	1,200	37,016
Shimachu Company, Ltd.	3,300	86,062
Shin Nippon Air Technologies Company, Ltd. (B)	1,200	21,007
Shinagawa Refractories Company, Ltd.	600	17,053
Shindengen Electric Manufacturing Company, Ltd.	500	18,498
Shin-Etsu Polymer Company, Ltd.	3,000	22,221
Shinkawa, Ltd. (A)(B)	1,500	5,654
Shinko Electric Industries Company, Ltd.	5,100	39,195
Shinko Plantech Company, Ltd.	3,300	35,241
Shinko Shoji Company, Ltd.	1,600	27,189
Shinmaywa Industries, Ltd.	6,000	74,724
Shinnihon Corp.	2,500	22,199
Shinoken Group Company, Ltd. (B)	2,000	13,535
Shinwa Company, Ltd.	700	13,777
Ship Healthcare Holdings, Inc.	1,400	57,588

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shizuoka Gas Company, Ltd.	4,500	$34,247
Shoei Company, Ltd.	600	25,653
Shoei Foods Corp.	700	19,934
Showa Corp.	3,500	44,763
Showa Sangyo Company, Ltd. (B)	1,400	37,892
SIGMAXYZ, Inc. (B)	900	8,483
Siix Corp. (B)	1,600	24,297
Sinfonia Technology Company, Ltd.	1,600	19,612
Sinko Industries, Ltd.	1,500	20,333
Sintokogio, Ltd.	3,400	29,373
SKY Perfect JSAT Holdings, Inc.	10,300	42,882
SMK Corp.	300	7,109
SMS Company, Ltd.	3,200	57,984
Sodick Company, Ltd.	2,400	20,110
Softbank Technology Corp.	1,000	21,623
Software Service, Inc.	300	27,505
Sogo Medical Holdings Company, Ltd.	1,200	18,384
Soken Chemical & Engineering Company, Ltd.	800	11,695
Solasto Corp.	1,500	16,954
Sourcenext Corp. (B)	6,400	26,244
Space Value Holdings Company, Ltd.	2,000	9,258
Sparx Group Company, Ltd.	7,400	15,715
SRA Holdings	600	13,383
SRS Holdings Company, Ltd.	1,800	16,097
St. Marc Holdings Company, Ltd.	800	18,001
Star Mica Company, Ltd. (B)	1,100	14,083
Star Micronics Company, Ltd. (B)	2,300	35,101
Starts Corp., Inc.	1,900	40,625
Starzen Company, Ltd.	300	10,268
Stella Chemifa Corp.	800	22,039
Strike Company, Ltd.	700	14,465
Studio Alice Company, Ltd.	900	18,554
Sumida Corp.	1,600	22,664
Suminoe Textile Company, Ltd.	500	13,002
Sumitomo Bakelite Company, Ltd.	1,100	39,498
Sumitomo Densetsu Company, Ltd.	1,300	22,088
Sumitomo Mitsui Construction Company, Ltd.	6,000	41,859
Sumitomo Osaka Cement Company, Ltd. (B)	2,200	86,727
Sumitomo Riko Company, Ltd.	2,400	20,185
Sumitomo Seika Chemicals Company, Ltd.	500	18,428
Sun Frontier Fudousan Company, Ltd.	2,200	23,596
Sushiro Global Holdings, Ltd.	800	55,137
SWCC Showa Holdings Company, Ltd.	2,400	15,307
Systena Corp.	3,000	32,713
Syuppin Company, Ltd. (B)	1,200	8,897
T Hasegawa Company, Ltd.	1,600	25,842
T RAD Company, Ltd.	500	9,593
T&K Toka Company, Ltd.	1,600	13,429
Tachibana Eletech Company, Ltd.	1,360	20,457
Tachi-S Company, Ltd. (B)	2,400	34,416
Tadano, Ltd.	6,000	57,237
Taihei Dengyo Kaisha, Ltd.	1,500	31,881
Taiho Kogyo Company, Ltd.	1,200	9,832
Taikisha, Ltd.	1,600	48,715
Taisei Lamick Company, Ltd.	500	12,475
Taiyo Holdings Company, Ltd.	1,000	33,015
Takamatsu Construction Group Company, Ltd.	1,000	21,614
Takaoka Toko Company, Ltd.	700	8,342
Takara Leben Company, Ltd. (B)	6,300	19,602
Takara Standard Company, Ltd.	2,800	42,943

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Takasago International Corp.	1,200	$36,330
Takasago Thermal Engineering Company, Ltd.	3,100	50,015
Take And Give Needs Company, Ltd.	200	2,565
Takeei Corp.	700	4,643
Takeuchi Manufacturing Company, Ltd.	2,200	38,896
Takihyo Company, Ltd.	600	9,501
Takuma Company, Ltd.	1,300	15,551
Tamron Company, Ltd.	1,500	27,408
Tamura Corp.	7,000	38,799
Tanseisha Company, Ltd.	3,000	35,576
Tateru, Inc. (B)	1,500	3,630
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	17,355
Tayca Corp. (B)	1,500	34,610
TechMatrix Corp.	1,400	23,474
Teikoku Electric Manufacturing Company, Ltd.	1,700	17,293
Teikoku Sen-I Company, Ltd.	1,200	29,687
Tekken Corp.	800	19,726
Tenma Corp.	1,000	18,695
T-Gaia Corp.	900	14,946
The 77 Bank, Ltd.	4,400	61,508
The Aichi Bank, Ltd.	600	18,648
The Akita Bank, Ltd.	1,100	22,338
The Aomori Bank, Ltd.	1,700	45,110
The Awa Bank, Ltd.	2,200	55,978
The Bank of Iwate, Ltd.	1,100	32,512
The Bank of Nagoya, Ltd. (B)	1,100	35,539
The Bank of Okinawa, Ltd.	1,640	51,125
The Bank of Saga, Ltd.	1,000	17,236
The Chiba Kogyo Bank, Ltd.	3,200	8,656
The Chugoku Bank, Ltd.	1,500	14,068
The Chukyo Bank, Ltd.	900	18,462
The Ehime Bank, Ltd.	2,100	21,618
The First Bank of Toyama, Ltd. (B)	2,800	9,343
The Fukui Bank, Ltd.	1,800	27,616
The Fukushima Bank, Ltd. (A)	2,100	7,186
The Hiroshima Bank, Ltd.	4,800	24,467
The Hokkoku Bank, Ltd.	1,500	47,096
The Hyakugo Bank, Ltd.	16,000	50,949
The Hyakujushi Bank, Ltd.	1,700	35,233
The Iyo Bank, Ltd.	4,800	25,410
The Japan Steel Works, Ltd.	2,600	48,095
The Japan Wool Textile Company, Ltd.	4,000	34,113
The Juroku Bank, Ltd.	1,700	34,550
The Keiyo Bank, Ltd.	8,000	46,758
The Kinki Sharyo Company, Ltd. (A)(B)	300	5,512
The Kita-Nippon Bank, Ltd.	700	12,421
The Kiyo Bank, Ltd.	3,800	53,023
The Michinoku Bank, Ltd.	1,400	20,352
The Miyazaki Bank, Ltd.	1,000	25,063
The Monogatari Corp.	400	32,617
The Musashino Bank, Ltd.	1,700	33,983
The Nagano Bank, Ltd. (B)	800	12,164
The Nanto Bank, Ltd.	2,000	37,499
The Nippon Road Company, Ltd.	500	29,432
The Nisshin Oillio Group, Ltd.	2,000	59,175
The Ogaki Kyoritsu Bank, Ltd.	2,600	54,111
The Oita Bank, Ltd.	900	28,159
The Okinawa Electric Power Company, Inc.	3,196	54,427
The Pack Corp.	800	24,591
The San-In Godo Bank, Ltd.	8,000	57,447

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shibusawa Warehouse
Company, Ltd.	1,000	$15,201
The Shiga Bank, Ltd. (B)	3,200	76,336
The Shikoku Bank, Ltd.	2,800	26,360
The Shimizu Bank, Ltd.	500	8,222
The Sumitomo Warehouse Company, Ltd.	5,024	63,477
The Tochigi Bank, Ltd.	8,000	16,995
The Toho Bank, Ltd.	12,000	32,135
The Tohoku Bank, Ltd.	400	3,799
The Tottori Bank, Ltd.	400	5,118
The Towa Bank, Ltd.	2,900	18,690
The Yamagata Bank, Ltd.	2,000	35,612
The Yamanashi Chuo Bank, Ltd.	2,000	24,822
Tigers Polymer Corp.	1,000	5,361
TKC Corp.	1,100	40,271
Toa Corp. (Hyogo)	1,400	14,153
Toa Corp. (Tokyo)	1,200	17,303
Toagosei Company, Ltd.	6,900	73,096
Tobishima Corp.	720	8,769
TOC Company, Ltd.	3,400	23,536
Tocalo Company, Ltd.	3,200	25,308
Toda Kogyo Corp.	300	6,029
Toei Animation Company, Ltd.	900	44,414
Toei Company, Ltd.	400	53,308
Toenec Corp.	600	16,486
Toho Company, Ltd.	600	11,999
Toho Holdings Company, Ltd.	2,400	59,991
Toho Titanium Company, Ltd.	3,000	25,828
Toho Zinc Company, Ltd.	800	22,676
Tokai Corp.	1,200	29,283
TOKAI Holdings Corp.	4,000	33,262
Tokai Rika Company, Ltd.	1,400	23,914
Tokai Tokyo Financial Holdings, Inc.	11,500	41,733
Token Corp.	610	39,615
Tokushu Tokai Paper Company, Ltd. (B)	600	21,976
Tokuyama Corp.	2,100	49,707
Tokyo Base Company, Ltd. (A)(B)	900	7,893
Tokyo Dome Corp.	5,500	52,533
Tokyo Energy & Systems, Inc.	2,000	17,822
Tokyo Keiki, Inc.	1,000	9,956
Tokyo Kiraboshi Financial Group, Inc. (B)	1,936	27,434
Tokyo Ohka Kogyo Company, Ltd.	2,600	71,194
Tokyo Rakutenchi Company, Ltd.	200	8,930
Tokyo Rope Manufacturing Company, Ltd. (B)	700	6,190
Tokyo Seimitsu Company, Ltd.	2,600	66,377
Tokyo Steel Manufacturing Company, Ltd.	5,100	44,379
Tokyo Tekko Company, Ltd.	800	9,010
Tokyo Theatres Company, Inc. (B)	900	10,664
Tokyotokeiba Company, Ltd. (B)	1,100	33,348
Tokyu Construction Company, Ltd.	3,900	29,290
Tomato Bank, Ltd.	1,100	10,533
Tomen Devices Corp.	200	4,367
Tomoe Corp.	2,200	6,872
Tomoe Engineering Company, Ltd.	800	17,684
Tomoku Company, Ltd.	500	7,443
TOMONY Holdings, Inc.	10,600	40,354
Tomy Company, Ltd.	4,500	46,541
Tonami Holdings Company, Ltd.	500	28,509
Topcon Corp.	4,700	55,662
Toppan Forms Company, Ltd.	3,400	29,077
Topre Corp.	2,300	43,074

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Topy Industries, Ltd.	1,300	$26,059
Toridoll Holdings Corp. (B)	1,400	28,301
Torii Pharmaceutical Company, Ltd.	1,100	22,135
Torikizoku Company, Ltd. (B)	500	7,822
Torishima Pump Manufacturing Company, Ltd.	900	7,854
Tosei Corp.	3,700	33,530
Toshiba Machine Company, Ltd.	1,600	32,298
Toshiba Plant Systems & Services Corp.	1,500	26,640
Toshiba TEC Corp.	1,000	27,816
Tosho Company, Ltd.	800	22,231
Tosho Printing Company, Ltd.	1,500	13,893
Totetsu Kogyo Company, Ltd.	1,800	49,666
Towa Corp.	1,300	7,967
Towa Pharmaceutical Company, Ltd.	1,500	39,558
Toyo Construction Company, Ltd.	3,100	11,982
Toyo Corp.	2,400	18,988
Toyo Denki Seizo KK (B)	600	6,586
Toyo Engineering Corp. (A)	2,200	12,146
Toyo Ink SC Holdings Company, Ltd.	2,200	49,499
Toyo Kanetsu KK	400	7,259
Toyo Securities Company, Ltd.	6,000	7,713
Toyo Tanso Company, Ltd. (B)	1,000	18,649
Toyo Tire Corp.	3,800	43,197
Toyo Wharf & Warehouse Company, Ltd.	600	8,078
Toyobo Company, Ltd.	4,993	63,925
TPR Company, Ltd.	1,400	26,719
Trancom Company, Ltd.	600	35,335
Tri Chemical Laboratories, Inc. (B)	600	28,641
Trusco Nakayama Corp.	1,600	44,375
Trust Tech, Inc.	400	13,283
TSI Holdings Company, Ltd.	5,270	30,239
Tsubaki Nakashima Company, Ltd.	2,300	41,411
Tsubakimoto Chain Company	1,600	57,263
Tsugami Corp. (B)	3,000	23,210
Tsukishima Kikai Company, Ltd.	2,000	24,977
Tsukuba Bank, Ltd.	5,700	9,959
Tsukui Corp.	4,800	30,248
Tsurumi Manufacturing Company, Ltd.	1,000	17,939
Tsutsumi Jewelry Company, Ltd.	700	11,896
TV Asahi Holdings Corp.	700	12,315
Tv Tokyo Holdings Corp.	1,100	23,159
UACJ Corp.	1,903	35,746
Uchida Yoko Company, Ltd.	800	23,548
UKC Holdings Corp.	1,600	29,663
Ulvac, Inc.	1,900	55,222
Uniden Holdings Corp.	400	8,062
Union Tool Company	700	18,521
Unipres Corp.	2,600	40,722
United Arrows, Ltd.	1,200	41,802
United Super Markets Holdings, Inc.	4,200	41,593
UNITED, Inc.	1,300	17,879
Unitika, Ltd. (A)	5,900	22,715
Unizo Holdings Company, Ltd. (B)	1,900	36,290
U-Shin, Ltd. (A)	2,300	20,435
Ushio, Inc.	5,200	60,825
UT Group Company, Ltd. (B)	1,500	34,555
V Technology Company, Ltd.	200	25,450
Valor Holdings Company, Ltd.	2,600	63,087
Valqua, Ltd.	1,000	20,050
ValueCommerce Company, Ltd. (B)	1,600	29,953
Vector, Inc.	3,100	39,283
Vision, Inc. (A)	500	23,297
Vital KSK Holdings, Inc. (B)	3,500	34,588

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
VT Holdings Company, Ltd.	6,600	$24,900
Wacoal Holdings Corp.	2,800	69,711
Wacom Company, Ltd.	4,600	19,432
Wakachiku Construction Company, Ltd.	900	12,100
Wakita & Company, Ltd.	4,000	40,010
Warabeya Nichiyo Holdings Company, Ltd.	900	14,814
Watahan & Company, Ltd. (B)	300	5,827
WATAMI Company, Ltd.	1,200	17,493
WDB Holdings Company, Ltd.	700	19,592
Weathernews, Inc.	500	14,573
West Holdings Corp.	1,300	13,032
WIN-Partners Company, Ltd.	1,000	11,390
World Holdings Company, Ltd.	600	10,269
Xebio Holdings Company, Ltd.	2,800	30,881
Yahagi Construction Company, Ltd.	2,000	13,895
Yaizu Suisankagaku Industry Company, Ltd.	1,100	11,071
Yakuodo Company, Ltd. (B)	700	16,818
YAMABIKO Corp.	2,400	23,109
Yamaichi Electronics Company, Ltd. (B)	1,700	16,802
YA-MAN, Ltd. (B)	1,700	17,590
Yamato Kogyo Company, Ltd.	2,300	62,903
Yamazen Corp.	3,900	41,225
Yasuda Logistics Corp.	1,400	11,663
Yellow Hat, Ltd.	2,000	26,349
Yodogawa Steel Works, Ltd.	1,200	22,333
Yokogawa Bridge Holdings Corp.	2,100	36,193
Yokohama Reito Company, Ltd.	2,900	23,451
Yokowo Company, Ltd. (B)	1,200	17,576
Yomeishu Seizo Company, Ltd. (B)	500	9,623
Yomiuri Land Company, Ltd.	200	7,815
Yondenko Corp.	600	14,740
Yondoshi Holdings, Inc.	1,300	24,504
Yorozu Corp.	1,800	23,564
Yuasa Trading Company, Ltd.	1,100	31,075
Yume No Machi Souzou Iinkai Company, Ltd. (B)	1,700	24,498
Yumeshin Holdings Company, Ltd.	2,200	15,401
Yurtec Corp.	2,000	14,661
Yushiro Chemical Industry Company, Ltd.	1,100	12,733
Zenrin Company, Ltd. (B)	1,950	43,260
ZIGExN Company, Ltd.	3,400	18,044
Zojirushi Corp.	2,000	20,823
Zuken, Inc.	800	10,848

		27,198,463
Jersey, Channel Islands – 0.1%
Atrium European Real Estate, Ltd. (A)	9,345	34,932
Centamin PLC	71,818	83,272

		118,204
Jordan – 0.1%
Hikma Pharmaceuticals PLC	2,544	59,414
Liechtenstein – 0.1%
Liechtensteinische Landesbank AG	850	59,503
VP Bank AG	273	37,674

		97,177
Luxembourg – 0.3%
APERAM SA	3,400	97,034
Corestate Capital Holding SA	75	2,966
Grand City Properties SA	6,088	147,026
IVS Group SA	880	10,592
L’Occitane International SA	17,000	31,521
Stabilus SA	1,784	86,317

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Sword Group	496	$17,557

		393,013
Macau – 0.0%
Macau Legend Development, Ltd. (B)	129,000	21,855
Malaysia – 0.0%
Lynas Corp., Ltd. (A)	32,921	48,914
Malta – 0.0%
Kindred Group PLC	5,573	55,906
Monaco – 0.1%
Endeavour Mining Corp. (A)	3,183	47,780
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	273	14,432

		62,212
Mongolia – 0.0%
Mongolian Mining Corp. (A)(B)	346,000	6,262
Netherlands – 2.8%
Aalberts Industries NV	6,065	209,953
Accell Group NV	1,846	51,259
ALTICE EUROPE NV (A)(B)	11,978	31,473
AMG Advanced Metallurgical Group NV (B)	2,022	63,043
Amsterdam Commodities NV (B)	1,174	25,791
Arcadis NV (B)	6,868	106,964
Argenx SE (A)	1,179	146,565
ASM International NV	3,323	180,574
ASR Nederland NV	539	22,458
Basic-Fit NV (A)(D)	1,258	42,377
BE Semiconductor Industries NV (B)	5,106	136,315
Beter Bed Holding NV	1,056	5,198
BinckBank NV	4,478	31,641
Boskalis Westminster	6,329	163,842
Brack Capital Properties NV (A)	230	24,838
Brunel International NV	1,126	17,082
Corbion NV	4,115	123,799
Euronext NV (D)	3,215	203,972
Flow Traders (D)	2,396	66,065
ForFarmers NV	2,398	19,729
Fugro NV (A)(B)	6,541	66,621
Gemalto NV (A)	3,520	201,294
GrandVision NV (D)	1,465	31,740
Heijmans NV (A)	2,023	20,240
Hunter Douglas NV	312	20,945
IMCD NV	2,409	183,799
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (D)	4,226	79,722
KAS Bank NV	330	4,543
Kendrion NV	1,052	23,239
Koninklijke BAM Groep NV	21,587	93,241
Koninklijke Vopak NV	2,508	120,127
Nederland Apparatenfabriek	225	12,208
Nostrum Oil & Gas PLC (A)	1,610	1,941
OCI NV (A)	3,590	98,897
Ordina NV	5,537	11,688
PostNL NV	31,208	79,798
SBM Offshore NV	12,039	229,335
Shop Apotheke Europe NV (A)(D)	216	8,894
SIF Holding NV (B)	504	5,673
Signify NV (D)	4,317	115,581
Sligro Food Group NV	1,765	63,295
Takeaway.com NV (A)(D)	999	75,975
TKH Group NV	2,191	103,384
TomTom NV (A)	9,381	79,011
Van Lanschot Kempen NV	1,125	25,553

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wessanen	4,763	$58,091

		3,487,773
New Zealand – 0.7%
Air New Zealand, Ltd.	18,857	32,579
Chorus, Ltd.	21,283	85,548
EBOS Group, Ltd.	3,359	50,331
Freightways, Ltd.	5,368	30,213
Genesis Energy, Ltd.	22,721	49,846
Gentrack Group, Ltd.	3,060	10,211
Heartland Group Holdings, Ltd.	15,680	16,047
Infratil, Ltd.	26,911	76,442
Kathmandu Holdings, Ltd.	4,554	6,957
Mainfreight, Ltd.	3,278	80,075
Metlifecare, Ltd.	10,897	37,050
NZME, Ltd.	13,259	5,221
PGG Wrightson, Ltd.	8,197	2,733
Pike River Coal, Ltd. (A)(C)	21,968	0
Port of Tauranga, Ltd.	4,837	17,887
Restaurant Brands New Zealand, Ltd.	4,775	28,462
Scales Corp., Ltd.	5,176	17,406
SKY Network Television, Ltd.	18,776	16,509
SKYCITY Entertainment Group, Ltd.	28,677	75,588
Summerset Group Holdings, Ltd.	13,043	58,638
Synlait Milk, Ltd. (A)	4,590	33,169
The New Zealand Refining Company, Ltd.	11,354	16,266
The Warehouse Group, Ltd.	9,894	14,689
Tourism Holdings, Ltd.	6,274	20,263
TOWER, Ltd. (A)	12,717	6,061
Trade Me Group, Ltd.	14,357	62,770
Vista Group International, Ltd.	5,589	18,581
Z Energy, Ltd.	10,957	46,744

		916,286
Norway – 0.9%
ABG Sundal Collier Holding ASA	13,972	6,644
AF Gruppen ASA	989	17,604
Akastor ASA (A)	6,104	9,293
Aker Solutions ASA (A)	8,985	45,433
American Shipping Company ASA (A)	1,661	6,165
Atea ASA (A)	4,256	61,784
Axactor SE (A)(B)	11,423	24,377
B2Holding ASA (B)	4,699	6,594
Bonheur ASA	1,672	24,765
Borregaard ASA	6,691	66,331
BW Offshore, Ltd. (A)	8,308	43,219
DNO ASA	36,835	81,908
Europris ASA (D)	10,396	33,232
Frontline, Ltd. (A)	5,015	32,059
Grieg Seafood ASA	2,264	27,484
Hexagon Composites ASA	9,323	35,575
Hoegh LNG Holdings, Ltd.	2,568	10,800
IDEX ASA (A)(B)	19,564	8,252
Kvaerner ASA	11,623	17,041
Magnora ASA	2,068	1,827
NEL ASA (A)(B)	31,429	21,226
Nordic Nanovector ASA (A)(B)	2,098	10,842
Nordic Semiconductor ASA (A)(B)	7,334	30,737
Norwegian Air Shuttle ASA (A)	6,144	31,384
Norwegian Finans Holding ASA (A)	3,192	24,817
Norwegian Property ASA	7,609	9,582
Ocean Yield ASA (B)	4,830	35,786
Odfjell Drilling, Ltd. (A)	4,970	15,576
Olav Thon Eiendomsselskap ASA	577	10,146
Otello Corp. ASA (A)	6,623	11,522
Petroleum Geo-Services ASA (A)	19,660	45,495

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Prosafe SE (A)	336	$645
Protector Forsikring ASA (A)(B)	4,177	25,252
Sbanken ASA (D)	5,201	47,216
Scatec Solar ASA (D)	7,367	75,868
Solstad Offshore ASA (A)(B)	2,340	430
Spectrum ASA	1,462	9,330
Treasure ASA	3,110	4,311
Veidekke ASA	6,725	70,585
Wilh Wilhelmsen Holding ASA, Class A	862	15,101
XXL ASA (B)(D)	3,048	10,073

		1,066,311
Peru – 0.0%
Hochschild Mining PLC	16,530	44,454
Portugal – 0.5%
Altri SGPS SA	5,775	45,264
Banco Comercial Portugues SA (A)	763,825	197,470
CTT-Correios de Portugal SA	8,914	25,799
Mota-Engil SGPS SA (A)	5,636	12,914
NOS SGPS SA	17,437	111,541
REN – Redes Energeticas Nacionais SGPS SA	29,268	83,520
Semapa-Sociedade de Investimento & Gestao	1,885	30,693
Sonae SGPS SA	64,578	66,854
Teixeira Duarte SA (A)(B)	21,736	3,563
The Navigator Company SA	12,847	58,824

		636,442
Russia – 0.0%
Petropavlovsk PLC (A)	214,252	23,243
Singapore – 0.9%
Accordia Golf Trust	40,300	17,712
Ascendas India Trust	45,100	39,628
Banyan Tree Holdings, Ltd.	19,800	8,338
Best World International, Ltd.	16,300	26,166
Boustead Projects, Ltd.	3,000	2,037
Boustead Singapore, Ltd.	10,000	5,833
Bukit Sembawang Estates, Ltd.	11,000	45,862
BW LPG, Ltd. (A)(D)	4,059	14,152
China Aviation Oil Singapore Corp., Ltd.	14,400	14,285
Chip Eng Seng Corp., Ltd.	33,000	18,683
CITIC Envirotech, Ltd.	26,900	9,542
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	14,615
CSE Global, Ltd.	34,000	13,567
Delfi, Ltd.	21,900	20,918
Ezion Holdings, Ltd. (A)(C)	131,300	4,166
Far East Orchard, Ltd.	5,000	4,654
First Resources, Ltd.	19,300	23,371
Gallant Venture, Ltd. (A)	71,000	6,759
GL, Ltd.	51,700	30,147
Golden Agri-Resources, Ltd.	227,000	46,932
GuocoLand, Ltd.	10,400	14,901
Halcyon Agri Corp., Ltd.	4,293	1,331
Haw Par Corp., Ltd.	4,700	46,312
Ho Bee Land, Ltd.	11,400	21,213
Hong Fok Corp., Ltd.	52,800	36,069
Hong Leong Asia, Ltd. (A)	26,000	11,340
Hong Leong Finance, Ltd.	12,900	25,885
Hyflux, Ltd. (A)	24,000	360
IGG, Inc.	47,000	65,271
Indofood Agri Resources, Ltd.	25,000	3,786
Kenon Holdings, Ltd.	787	15,070
Keppel Infrastructure Trust	140,600	48,274
Metro Holdings, Ltd.	31,600	23,224

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Midas Holdings, Ltd. (A)(C)	86,000	$10,356
OM Holdings, Ltd.	10,791	9,363
OUE, Ltd.	11,100	13,933
Raffles Medical Group, Ltd.	34,100	26,947
RHT Health Trust	26,900	318
SBS Transit, Ltd.	5,000	14,726
Sheng Siong Group, Ltd.	29,900	22,967
SIA Engineering Company, Ltd.	12,800	23,256
SIIC Environment Holdings, Ltd.	35,800	8,858
Sinarmas Land, Ltd.	94,200	16,728
Singapore Post, Ltd.	66,100	48,838
Stamford Land Corp., Ltd.	59,000	21,767
StarHub, Ltd.	25,600	28,200
Swiber Holdings, Ltd. (A)(C)	15,000	1,206
UMS Holdings, Ltd.	14,000	7,528
United Engineers, Ltd.	32,100	59,724
United Industrial Corp., Ltd.	7,100	15,206
UOB-Kay Hian Holdings, Ltd.	21,499	19,544
Wing Tai Holdings, Ltd.	21,205	31,799
XP Power, Ltd.	824	26,851
Yeo Hiap Seng, Ltd.	1,104	783
Yongnam Holdings, Ltd. (A)	32,625	3,761

		1,093,062
South Africa – 0.0%
Lonmin PLC (A)	4,766	4,517
Petra Diamonds, Ltd. (A)	87,324	21,817

		26,334
Spain – 2.4%
Acciona SA	1,823	203,150
Acerinox SA	10,424	103,376
Alantra Partners SA	1,181	18,358
Almirall SA	4,472	76,362
Amper SA (A)	82,546	22,429
Applus Services SA	6,546	78,198
Atresmedia Corp. de Medios de Comunicacion SA	6,046	28,371
Bolsas y Mercados Espanoles SHMSF SA	4,108	114,754
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cellnex Telecom SA (A)(D)	9,173	269,301
Cia de Distribucion Integral Logista Holdings SA	2,334	54,997
CIE Automotive SA	3,433	92,437
Construcciones y Auxiliar de Ferrocarriles SA	1,425	68,523
Distribuidora Internacional de Alimentacion SA (B)	26,359	19,259
Duro Felguera SA (A)	185,600	2,856
Ebro Foods SA	5,367	114,737
eDreams ODIGEO SA (A)	6,457	19,383
Elecnor SA	2,026	26,976
Enagas SA	5,576	162,332
Ence Energia y Celulosa SA	9,939	55,381
Ercros SA	12,631	44,374
Euskaltel SA (D)	6,084	56,703
Faes Farma SA	21,701	91,773
Fluidra SA (A)	1,739	19,984
Fomento de Construcciones y Contratas SA (A)	2,106	27,498
Global Dominion Access SA (A)(D)	7,113	37,940
Grupo Catalana Occidente SA	3,214	114,738
Grupo Ezentis SA (A)(B)	25,276	14,583
Iberpapel Gestion SA	65	2,216
Indra Sistemas SA (A)	7,058	78,410
Laboratorios Farmaceuticos Rovi SA	987	20,779

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Liberbank SA (A)	130,927	$55,836
Mediaset Espana Comunicacion SA	7,779	58,130
Melia Hotels International SA	6,008	55,801
Miquel y Costas & Miquel SA	1,474	26,835
Obrascon Huarte Lain SA (B)	14,644	18,460
Parques Reunidos Servicios Centrales SAU (D)	711	8,642
Pharma Mar SA (A)	13,550	22,446
Promotora de Informaciones SA, Class A (A)	16,196	29,303
Prosegur Cia de Seguridad SA	14,186	76,892
Quabit Inmobiliaria SA (A)	11,110	15,725
Realia Business SA (A)	17,710	19,183
Sacyr SA	28,877	73,133
Solaria Energia y Medio Ambiente SA (A)	5,568	29,587
Talgo SA (A)(D)	4,711	30,472
Tecnicas Reunidas SA	2,298	64,644
Telepizza Group SA (D)	1,697	11,826
Tubacex SA	6,252	18,868
Vidrala SA	1,012	88,463
Viscofan SA	2,574	161,118
Zardoya Otis SA	7,487	62,013

		2,967,555
Sweden – 3.0%
AcadeMedia AB (A)(D)	1,818	10,182
Acando AB	6,279	27,939
AddLife AB, B Shares (B)	978	24,729
AddNode Group AB	1,904	27,052
AddTech AB, B Shares	3,734	77,597
AF POYRY AB, B Shares	3,297	55,054
Ahlstrom-Munksjo OYJ	4,382	67,179
Alimak Group AB (B)(D)	2,777	39,580
Atrium Ljungberg AB, B Shares	2,105	35,957
Attendo AB (D)	5,286	26,623
Avanza Bank Holding AB	1,929	82,880
Beijer Alma AB	3,240	45,824
Beijer Ref AB (B)	4,728	76,090
Bergman & Beving AB	2,270	26,012
Betsson AB (A)	7,923	60,123
Bilia AB, A Shares	7,630	65,126
BillerudKorsnas AB (B)	1,434	19,044
BioGaia AB, B Shares	1,327	65,062
Biotage AB	3,574	45,553
Bonava AB, B Shares	3,323	41,806
Bravida Holding AB (D)	6,336	55,892
Bufab AB	1,896	19,953
Bulten AB	717	6,134
Bure Equity AB	3,775	63,257
Byggmax Group AB	5,363	17,643
Catena AB	1,882	52,196
Clas Ohlson AB, B Shares (B)	3,185	24,519
Cloetta AB, B Shares	18,972	49,039
Collector AB (A)	1,870	9,982
Coor Service Management Holding AB (D)	3,188	28,416
Dios Fastigheter AB	6,611	54,307
Dometic Group AB (D)	5,618	44,196
Duni AB	2,559	27,656
Dustin Group AB (D)	4,269	40,048
Eastnine AB	1,669	20,295
Enea AB (A)	1,999	30,140
Fagerhult AB (B)	3,293	25,332
FastPartner AB	2,697	20,177
Fingerprint Cards AB, B Shares (A)(B)	26,708	38,104

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Granges AB	5,164	$53,247
Haldex AB	3,364	22,434
Hembla AB (A)	1,390	26,934
Hemfosa Fastigheter AB	8,774	77,055
HIQ International AB (A)	1,810	11,689
HMS Networks AB	1,433	24,904
Hoist Finance AB (D)	2,083	8,368
Holmen AB, B Shares	2,803	60,771
Inwido AB	3,126	18,573
JM AB (B)	5,515	98,889
KappAhl AB	2,691	4,889
Klovern AB, B Shares	34,595	47,460
KNOW IT AB	2,166	46,374
Kungsleden AB	11,322	90,177
Lagercrantz Group AB, B Shares	4,069	43,820
Lindab International AB	6,008	54,744
Loomis AB, B Shares	3,602	124,213
Mekonomen AB	2,150	15,023
Momentum Group AB, Class B	2,270	22,847
Mycronic AB	3,734	53,291
Nederman Holding AB	887	10,595
NetEnt AB (A)	17,403	63,234
New Wave Group AB, B Shares	4,353	28,491
Nobia AB	6,676	39,145
Nobina AB (D)	7,732	49,848
Nolato AB, B Shares	1,128	46,960
Nordic Waterproofing Holding AS (D)	2,615	23,347
NP3 Fastigheter AB	1,683	13,588
Nyfosa AB (A)	10,620	63,659
OEM International AB, B Shares	1,656	34,117
Peab AB	11,387	98,545
Platzer Fastigheter Holding AB, Series B	5,149	42,397
Proact IT Group AB	476	10,991
Qliro Group AB (A)	6,110	6,593
Ratos AB, B Shares	14,845	30,110
RaySearch Laboratories AB (A)	2,452	27,376
Recipharm AB, B Shares	3,557	52,677
Resurs Holding AB (D)	6,236	38,658
Sagax AB, B Shares	2,621	49,549
SAS AB (A)	22,659	45,611
Scandi Standard AB	4,648	30,630
Scandic Hotels Group AB (D)	4,043	36,106
Sectra AB, B Shares (A)	1,006	28,782
Sensys Gatso Group AB (A)	23,414	3,966
SkiStar AB	3,542	39,001
Sweco AB, B Shares	3,430	82,681
Systemair AB	901	9,647
Thule Group AB (D)	5,686	128,676
Troax Group AB (B)	436	13,931
VBG Group AB, B Shares	630	9,400
Vitrolife AB	1,450	33,020
Wallenstam AB, B Shares	3,109	31,399
Wihlborgs Fastigheter AB	8,332	113,642

		3,788,772
Switzerland – 4.9%
Allreal Holding AG (A)	841	143,170
Alpiq Holding AG (A)	155	9,963
ALSO Holding AG (A)	471	60,935
APG SGA SA	136	38,594
Arbonia AG (A)	2,962	30,595
Aryzta AG (A)	36,290	49,753
Ascom Holding AG	2,404	32,218
Autoneum Holding AG	221	25,489
Banque Cantonale de Geneve	142	28,382
Banque Cantonale Vaudoise	91	72,960

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Belimo Holding AG	27	$134,947
Bell Food Group AG	138	39,792
Bellevue Group AG	467	9,462
Berner Kantonalbank AG	285	69,279
BKW AG	1,315	89,706
Bobst Group SA	632	38,236
Bossard Holding AG, Class A	447	68,771
Bucher Industries AG	463	154,974
Burckhardt Compression Holding AG	37	10,073
Burkhalter Holding AG	218	15,114
Calida Holding AG (A)	285	8,687
Cembra Money Bank AG	1,587	150,178
Cicor Technologies, Ltd. (A)	277	15,864
Coltene Holding AG	198	19,194
Conzzeta AG	74	57,990
Daetwyler Holding AG	525	77,658
DKSH Holding AG	1,571	90,607
dormakaba Holding AG (A)	197	141,159
Dufry AG (A)	454	47,738
EFG International AG (A)	4,687	29,679
Emmi AG	158	139,087
Energiedienst Holding AG	559	16,840
Evolva Holding SA (A)(B)	72,989	17,744
Feintool International Holding AG (A)	142	9,604
Fenix Outdoor International AG	225	23,255
Ferrexpo PLC	22,757	73,452
Flughafen Zurich AG	737	134,503
Forbo Holding AG	75	117,722
GAM Holding AG (A)	11,204	34,996
Georg Fischer AG	261	237,957
Gurit Holding AG	22	20,597
Helvetia Holding AG	445	271,822
Hiag Immobilien Holding AG (A)	420	55,274
HOCHDORF Holding AG (A)(B)	124	14,959
Huber & Suhner AG	859	62,083
Hypothekarbank Lenzburg AG	3	13,800
Implenia AG	994	29,628
Inficon Holding AG (A)	129	71,892
Interroll Holding AG	48	97,393
Intershop Holding AG	93	47,463
IWG PLC	38,584	125,366
Jungfraubahn Holding AG	153	21,818
Kardex AG	420	63,310
Komax Holding AG	316	66,449
Kongsberg Automotive ASA (A)(B)	29,400	26,257
Kudelski SA (A)(B)	2,497	15,000
LEM Holding SA	34	43,716
Logitech International SA	1,317	51,722
Luzerner Kantonalbank AG	254	120,961
MCH Group AG (A)	273	4,386
Metall Zug AG, B Shares	12	30,289
Mobilezone Holding AG	3,642	36,553
Mobimo Holding AG	463	116,508
OC Oerlikon Corp. AG (A)	11,683	149,639
Orascom Development Holding AG (A)	533	9,048
Orell Fuessli Holding AG (B)	92	8,884
Oriflame Holding AG	1,523	29,249
Orior AG	425	34,100
Panalpina Welttransport Holding AG	610	101,601
Phoenix Mecano AG	38	18,495
Plazza AG, Class A	156	37,762
PSP Swiss Property AG	2,555	277,682
Rieter Holding AG	251	36,106
Romande Energie Holding SA	34	38,422
Schaffner Holding AG (A)	40	9,281

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schmolz + Bickenbach AG (A)	39,436	$17,527
Schweiter Technologies AG	71	68,548
SFS Group AG (A)	840	72,996
Siegfried Holding AG (A)	266	95,540
St. Galler Kantonalbank AG, Class A	125	57,442
Sulzer AG	1,084	105,792
Sunrise Communications Group AG (A)(D)	2,013	148,254
Swiss Prime Site AG (A)	491	43,037
Swissquote Group Holding SA	588	21,458
Tamedia AG	201	20,396
u-blox Holding AG (A)	431	32,762
Valiant Holding AG	1,060	121,872
Valora Holding AG (A)	284	78,310
VAT Group AG (A)(D)	1,242	130,721
Vaudoise Assurances Holding SA	64	32,150
Vetropack Holding AG	10	21,800
Von Roll Holding AG (A)	7,878	10,839
Vontobel Holding AG	1,927	103,685
VZ Holding AG	161	42,197
Walliser Kantonalbank	203	25,376
Warteck Invest AG (A)	7	13,848
Ypsomed Holding AG (A)	276	35,372
Zehnder Group AG	615	20,826
Zug Estates Holding AG, B Shares	16	27,641
Zuger Kantonalbank AG	13	80,178

		6,152,409
Taiwan – 0.0%
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
United Arab Emirates – 0.0%
Lamprell PLC (A)	33,134	25,470
United Kingdom – 17.6%
4imprint Group PLC	1,523	48,917
A.G. Barr PLC	6,752	71,001
AA PLC	34,743	41,205
Acacia Mining PLC (A)	8,311	21,307
Afren PLC (A)(C)	55,554	0
Aggreko PLC	12,621	129,536
Alizyme PLC (A)(C)	22,479	0
Anglo Pacific Group PLC	12,147	26,611
Anglo-Eastern Plantations PLC	1,225	8,187
Arrow Global Group PLC	6,931	19,671
Ashmore Group PLC	18,787	104,586
Auto Trader Group PLC (D)	47,541	323,347
AVEVA Group PLC	1,350	56,768
Avon Rubber PLC	2,322	39,313
B&M European Value Retail SA	49,325	240,276
Babcock International Group PLC	18,227	117,275
Balfour Beatty PLC	59,821	204,415
BBA Aviation PLC	65,305	211,939
Beazley PLC	33,115	222,221
Bellway PLC	10,340	410,214
Bodycote PLC	12,562	134,811
boohoo Group PLC (A)	8,717	21,473
Bovis Homes Group PLC	14,876	206,213
Braemar Shipping Services PLC	1,328	2,855
Brewin Dolphin Holdings PLC	30,165	123,364
Britvic PLC	13,916	172,708
BTG PLC (A)	20,431	222,076
Cairn Energy PLC (A)	39,916	84,126
Capital & Counties Properties PLC	37,080	116,277
Card Factory PLC	14,688	34,554
CareTech Holdings PLC	1,602	6,999
Carillion PLC (A)(C)	35,521	6,570
Central Asia Metals PLC	1,507	4,649

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Charles Taylor PLC	4,285	$10,880
Chemring Group PLC	24,869	44,891
Chesnara PLC	5,125	25,219
Cineworld Group PLC	62,679	239,027
Circassia Pharmaceuticals PLC (A)	9,034	3,305
Clarkson PLC	2,778	86,009
Close Brothers Group PLC	16,653	315,753
CLS Holdings PLC	10,759	34,400
CMC Markets PLC (D)	7,009	7,578
Cobham PLC (A)	137,193	197,323
Computacenter PLC	4,832	69,638
Concentric AB	3,084	48,830
Connect Group PLC	21,090	10,440
Consort Medical PLC	3,903	44,652
ConvaTec Group PLC (D)	20,654	38,110
Costain Group PLC	4,797	20,931
Countryside Properties PLC (D)	15,648	66,237
Countrywide PLC (A)	23,471	2,317
Cranswick PLC	5,852	207,790
Crest Nicholson Holdings PLC	16,969	81,828
CYBG PLC	18,464	47,765
Daejan Holdings PLC	569	43,430
Daily Mail & General Trust PLC, Class A	18,218	153,223
Dairy Crest Group PLC	15,577	126,163
Dart Group PLC	2,992	30,943
De La Rue PLC	6,976	35,009
Debenhams PLC	76,182	2,679
Devro PLC	12,253	31,426
DFS Furniture PLC	12,509	40,861
Dialight PLC (A)	105	616
Dialog Semiconductor PLC (A)	5,144	156,879
Dignity PLC	3,439	30,665
Diploma PLC	11,483	218,332
DiscoverIE Group PLC	5,627	28,874
Dixons Carphone PLC	21,551	41,223
Domino’s Pizza Group PLC	24,810	78,296
Drax Group PLC	33,303	164,212
Dunelm Group PLC	5,863	66,440
EI Group PLC (A)	40,990	113,802
Electrocomponents PLC	51,213	375,062
Elementis PLC	54,285	114,951
EMIS Group PLC	1,913	26,175
EnQuest PLC (A)	109,392	27,115
Equiniti Group PLC (D)	10,616	28,782
Essentra PLC	14,966	80,496
Euromoney Institutional Investor PLC	4,132	67,722
FDM Group Holdings PLC	3,208	37,555
Fevertree Drinks PLC	3,631	142,913
Findel PLC (A)	8,139	16,751
Firstgroup PLC (A)	131,049	155,242
FLEX LNG, Ltd. (A)	1,570	20,315
Forterra PLC (D)	6,408	24,603
Foxtons Group PLC	23,551	19,529
Fuller Smith & Turner PLC, Class A	1,525	23,343
G4S PLC	33,313	79,717
Galliford Try PLC	8,600	74,742
Games Workshop Group PLC	3,497	143,343
Gamma Communications PLC	79	1,008
Gem Diamonds, Ltd. (A)	12,666	15,080
Genus PLC	561	16,218
Gocompare.Com Group PLC	23,140	23,220
Grainger PLC	32,768	101,003
Greene King PLC	20,833	180,606
Greggs PLC	6,454	154,638

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Gulf Keystone Petroleum, Ltd. (A)	7,420	$24,541
Halfords Group PLC	15,547	47,028
Hastings Group Holdings PLC (D)	4,335	12,240
Hays PLC	159,002	311,111
Headlam Group PLC	6,602	38,345
Helical PLC	8,263	35,584
Henry Boot PLC	5,301	17,609
Hill & Smith Holdings PLC	7,988	129,353
Hilton Food Group PLC	1,880	23,296
Hollywood Bowl Group PLC	8,153	22,303
HomeServe PLC	16,925	226,102
Horizon Discovery Group PLC (A)	5,948	11,517
Howden Joinery Group PLC	58,153	367,899
Hunting PLC	14,400	111,474
Huntsworth PLC	20,713	23,219
Hurricane Energy PLC (A)	21,839	13,135
Ibstock PLC (D)	15,835	49,485
IG Group Holdings PLC	23,595	159,894
IMI PLC	15,206	189,902
Inchcape PLC	25,976	193,282
Indivior PLC (A)	37,592	47,059
Inmarsat PLC	15,832	114,559
Intermediate Capital Group PLC	15,979	221,953
International Personal Finance PLC	12,526	31,738
iomart Group PLC	2,265	10,298
IP Group PLC (A)	7,609	8,724
ITE Group PLC	72,836	66,477
J.D. Wetherspoon PLC	7,491	127,827
James Fisher & Sons PLC	5,175	132,941
James Halstead PLC	2,706	15,701
Jardine Lloyd Thompson Group PLC	8,847	220,520
JD Sports Fashion PLC	20,575	134,809
John Laing Group PLC (D)	9,818	48,743
John Menzies PLC	7,323	46,583
John Wood Group PLC	27,017	178,584
Johnson Service Group PLC	7,514	13,603
JPJ Group PLC (A)	3,107	28,345
Jupiter Fund Management PLC	22,824	107,584
Just Group PLC	20,396	16,275
Kainos Group PLC	4,099	29,500
KAZ Minerals PLC	11,463	97,576
KCOM Group PLC	44,045	40,326
Keller Group PLC	6,571	52,808
Kier Group PLC	16,619	78,721
Kin & Carta PLC	3,492	4,190
Lancashire Holdings, Ltd.	16,425	139,887
Lookers PLC	22,449	29,548
Low & Bonar PLC	44,351	9,829
LSL Property Services PLC	6,404	22,530
M&C Saatchi PLC	253	1,237
Majestic Wine PLC	3,126	9,073
Man Group PLC	100,818	178,594
Marshalls PLC	12,527	100,929
Marston’s PLC	54,494	72,930
McBride PLC (A)	14,770	19,262
McCarthy & Stone PLC (D)	19,899	33,248
Mears Group PLC	8,289	27,509
Meggitt PLC	40,250	263,861
Merlin Entertainments PLC (D)	32,383	144,963
Metro Bank PLC (A)	674	6,664
Millennium & Copthorne Hotels PLC	11,031	65,482
Mitchells & Butlers PLC (A)	18,406	64,916
Mitie Group PLC	35,246	68,209
MJ Gleeson PLC	2,770	29,046
Moneysupermarket.com Group PLC	27,410	132,891

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Morgan Advanced Materials PLC	26,543	$83,965
Morgan Sindall Group PLC	3,781	61,706
Mothercare PLC (A)	17,482	5,117
MWB Group Holdings PLC (A)(C)	11,618	738
N. Brown Group PLC	9,633	12,366
National Express Group PLC	41,234	218,064
NCC Group PLC	13,335	24,318
Next Fifteen Communications Group PLC	2,559	18,826
Non-Standard Finance PLC (D)	12,541	8,958
Northgate PLC	13,449	65,513
On the Beach Group PLC (D)	5,451	31,153
OneSavings Bank PLC	13,146	65,723
Ophir Energy PLC (A)	20,754	15,384
Oxford Instruments PLC	4,212	53,613
Pagegroup PLC	22,193	135,959
Pan African Resources PLC (A)	85,815	10,225
Paragon Banking Group PLC	16,092	91,346
PayPoint PLC	4,414	49,270
Pendragon PLC	102,667	37,354
Pennon Group PLC	26,907	260,696
Petrofac, Ltd.	12,318	78,523
Pets at Home Group PLC	14,206	29,341
Phoenix Group Holdings PLC	24,898	219,924
Photo-Me International PLC	18,684	19,418
Polypipe Group PLC	12,035	63,169
Porvair PLC	2,468	17,682
Premier Foods PLC (A)	41,106	19,515
Premier Oil PLC (A)	52,556	64,245
Provident Financial PLC (A)	7,268	48,520
PZ Cussons PLC	16,024	40,973
QinetiQ Group PLC	39,382	154,653
Quilter PLC (D)	31,308	59,845
Rank Group PLC	7,303	14,971
Rathbone Brothers PLC	3,506	101,673
Reach PLC	27,680	22,397
Redrow PLC	25,923	203,128
Renew Holdings PLC	4,150	21,738
Renewi PLC	86,394	26,485
Renishaw PLC	3,637	175,805
Ricardo PLC	5,161	43,324
Rightmove PLC	28,703	190,856
RM PLC	8,752	27,385
Robert Walters PLC	4,693	36,781
Rotork PLC	60,697	223,811
RPC Group PLC	35,082	361,151
RPS Group PLC	21,630	52,711
Saga PLC	35,682	51,700
Savannah Petroleum PLC (A)	25,207	8,242
Savills PLC	9,220	108,702
Scapa Group PLC	3,955	14,644
SDL PLC	7,019	49,385
Senior PLC	44,218	125,742
Severfield PLC	11,941	10,697
SIG PLC	58,251	107,818
Sirius Minerals PLC (A)	37,690	9,867
Smart Metering Systems PLC	1,773	12,598
Soco International PLC	16,636	14,899
Softcat PLC	5,177	56,045
Spectris PLC	13,188	431,567
Speedy Hire PLC	24,369	17,208
Spire Healthcare Group PLC (D)	8,597	14,523
Spirent Communications PLC	57,193	107,132
Sportech PLC (A)	11,390	5,572
Sports Direct International PLC (A)	7,111	27,086

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
SSP Group PLC	26,110	$235,614
St. Modwen Properties PLC	21,589	111,696
Stagecoach Group PLC	27,597	55,232
Stallergenes Greer PLC (A)	390	15,977
SThree PLC	8,144	28,538
Stobart Group, Ltd.	19,806	39,285
Stock Spirits Group PLC	6,082	18,175
Stolt-Nielsen, Ltd.	2,414	30,148
STV Group PLC	2,685	13,084
Superdry PLC	3,110	22,209
Synthomer PLC	28,607	141,473
TalkTalk Telecom Group PLC	31,116	44,750
Tate & Lyle PLC	48,492	458,657
Ted Baker PLC	2,952	60,047
Telecom Plus PLC	5,484	108,857
Telit Communications PLC (A)	11,380	23,810
The Go-Ahead Group PLC	4,905	125,329
The Gym Group PLC (D)	3,234	9,151
The Restaurant Group PLC	31,032	47,707
The Vitec Group PLC	2,842	42,212
The Weir Group PLC	78	1,585
Thomas Cook Group PLC (A)	58,171	18,917
Topps Tiles PLC	15,591	15,442
TORM PLC (A)	2,744	20,639
TP ICAP PLC	33,151	127,054
Travis Perkins PLC	16,496	294,717
Trifast PLC	7,237	17,950
TT Electronics PLC	14,769	41,806
Tullow Oil PLC (B)	127,525	399,583
U & I Group PLC	12,008	29,308
Ultra Electronics Holdings PLC	7,729	160,755
Vectura Group PLC (A)	41,947	39,019
Vesuvius PLC	16,164	125,003
Victrex PLC	8,458	238,250
Volex PLC (A)	3,136	3,740
Vp PLC	637	8,712
Watkin Jones PLC	6,905	19,782
WH Smith PLC	6,444	178,274
William Hill PLC	58,234	121,852
Wilmington PLC	8,076	22,352
Wincanton PLC	7,151	22,067
Xaar PLC	5,629	7,764
Zeal Network SE	349	7,881

		21,949,108
United States – 0.5%
Alacer Gold Corp. (A)	21,191	57,562
Argonaut Gold, Inc. (A)	12,132	17,068
Burford Capital, Ltd.	2,947	64,750
Cott Corp.	12,507	182,502
Diversified Gas & Oil PLC	11,112	18,795
Energy Fuels, Inc. (A)(B)	730	2,420
Epsilon Energy, Ltd. (A)	1,800	7,920
Invesque, Inc.	2,000	14,270
Kingsway Financial Services, Inc. (A)	425	1,318
PureTech Health PLC (A)	5,400	11,415
REC Silicon ASA (A)(B)	135,975	10,476
Reliance Worldwide Corp., Ltd.	26,413	81,037
Sims Metal Management, Ltd. (B)	12,099	92,162
Sundance Energy Australia, Ltd. (A)	33,049	9,751

		571,446

TOTAL COMMON STOCKS (Cost $129,966,202)		$122,873,168

PREFERRED SECURITIES – 0.2%
Germany – 0.2%
Biotest AG	486	12,366

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Germany (continued)
Draegerwerk AG & Company KGaA	721	$34,206
Jungheinrich AG	2,763	90,011
Sixt SE	1,166	79,612
STO SE & Company KGaA	124	11,293
Villeroy & Boch AG	625	10,860

		238,348

TOTAL PREFERRED SECURITIES (Cost $221,939)		$238,348

RIGHTS – 0.0%
AF POYRY AB (Expiration Date: 4-15-19; Strike Price: SEK 99.00) (A)	3,297	6,738
Apac Resources, Ltd. (Expiration Date: 4-16-19; Strike Price: HKD 1.10) (A)	5,132	52
GE Capital Australia Funding Pty, Ltd. (A)(C)(E)	19,100	7,188
Keppel Infrastructure Trust (Expiration Date: 4-5-19; Strike Price: SGD 0.44) (A)	16,590	294
Promotora de Informaciones SA (Expiration Date: 4-8-19; Strike Price: EUR 1.33) (A)	16,196	1,272
Victory City International Holdings, Ltd. (Expiration Date: 4-11-19; Strike Price: HKD 0.10) (A)	56,530	72

TOTAL RIGHTS (Cost $0)		$15,616

WARRANTS – 0.0%
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)	78,780	1,042
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	129	12

TOTAL WARRANTS (Cost $0)		$1,054

SECURITIES LENDING COLLATERAL – 8.9%
John Hancock Collateral Trust, 2.6031% (F)(G)	1,104,377	11,051,391

TOTAL SECURITIES LENDING COLLATERAL (Cost $11,049,458)		$11,051,391

Total Investments (International Small Company Trust) (Cost $141,237,599) – 107.6%		$134,179,577
Other assets and liabilities, net – (7.6%)		(9,483,821)

TOTAL NET ASSETS – 100.0%		$124,695,756

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $10,155,413.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	8	Long	Jun 2019	$734,978	$746,680	$11,702

						$11,702

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.8%
Canada – 5.7%
Alamos Gold, Inc., Class A (A)	825,500	$4,193,540
Cenovus Energy, Inc.	305,628	2,652,961
Goldcorp, Inc.	21,300	243,706
Husky Energy, Inc.	394,200	3,908,519
Wheaton Precious Metals Corp.	290,100	6,905,437

		17,904,163
China – 7.7%
Baidu, Inc., ADR (B)	31,360	5,169,696
China Life Insurance Company, Ltd., H Shares	876,000	2,361,812
China Telecom Corp., Ltd., H Shares	12,114,427	6,740,757
NetEase, Inc., ADR	11,500	2,776,675
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	713,700	1,555,522
Sinopec Engineering Group Company, Ltd., H Shares	2,936,200	2,871,421
Sinopharm Group Company, Ltd., H Shares	626,800	2,613,366

		24,089,249
Denmark – 2.1%
A.P. Moller – Maersk A/S, Series B (A)	2,530	3,207,656
Vestas Wind Systems A/S	38,512	3,246,031

		6,453,687
France – 10.4%
AXA SA	143,348	3,605,347
BNP Paribas SA	179,213	8,528,466
Cie de Saint-Gobain	86,087	3,121,441
Cie Generale des Etablissements Michelin SCA	23,561	2,783,607
Sanofi	85,537	7,563,573
TOTAL SA	83,656	4,655,422
Veolia Environnement SA	104,976	2,348,732

		32,606,588
Germany – 5.9%
Bayer AG	73,226	4,715,184
E.ON SE	346,558	3,856,598
Gerresheimer AG	28,361	2,134,816
Merck KGaA	28,352	3,236,991
Siemens AG	14,658	1,576,365
Telefonica Deutschland Holding AG	917,992	2,886,551

		18,406,505
Hong Kong – 3.8%
China Mobile, Ltd.	472,500	4,821,547
CK Hutchison Holdings, Ltd.	548,500	5,767,674

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Value Partners Group, Ltd. (A)	1,681,900	$1,310,548

		11,899,769
India – 0.9%
Hero MotoCorp, Ltd.	60,144	2,215,448
Jain Irrigation Systems, Ltd.	767,199	654,339

		2,869,787
Ireland – 1.8%
Bank of Ireland Group PLC	594,739	3,549,424
CRH PLC	68,914	2,136,040

		5,685,464
Israel – 1.7%
Teva Pharmaceutical Industries, Ltd., ADR (B)	351,158	5,506,157
Italy – 2.3%
Eni SpA	408,878	7,224,308
Japan – 11.4%
Astellas Pharma, Inc.	219,500	3,298,160
Ezaki Glico Company, Ltd. (A)	43,100	2,268,299
Mitsui Fudosan Company, Ltd.	131,700	3,317,727
Panasonic Corp.	589,100	5,079,278
Seven & i Holdings Company, Ltd.	84,100	3,173,109
Sumitomo Metal Mining Company, Ltd.	83,800	2,483,146
Sumitomo Mitsui Financial Group, Inc.	84,300	2,952,078
Sumitomo Rubber Industries, Ltd.	231,800	2,784,061
Suntory Beverage & Food, Ltd.	67,200	3,160,518
Taiheiyo Cement Corp.	103,800	3,466,809
Takeda Pharmaceutical Company, Ltd.	89,243	3,654,701

		35,637,886
Luxembourg – 1.3%
SES SA	135,344	2,105,888
Tenaris SA	132,309	1,863,851

		3,969,739
Malta – 0.0%
BGP Holdings PLC (B)(C)	2,126,418	0
Netherlands – 8.7%
Flow Traders (D)	101,820	2,807,490
ING Groep NV	525,709	6,370,202
NXP Semiconductors NV	49,800	4,401,822
Royal Dutch Shell PLC, B Shares	275,409	8,704,506
SBM Offshore NV	268,875	5,121,897

		27,405,917
Singapore – 1.5%
Singapore Telecommunications, Ltd.	2,091,900	4,670,616

John Hancock Variable Insurance Trust

Portfolio of Investments – March 31, 2019 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore
Telecommunications, Ltd., ADR	2,200	$49,291

		4,719,907
South Korea – 8.3%
Hana Financial Group, Inc.	121,581	3,903,718
KB Financial Group, Inc., ADR	134,351	4,979,048
Korea Electric Power Corp. (B)	65,288	1,717,150
Lotte Chemical Corp.	12,543	3,218,011
Samsung Electronics Company, Ltd.	306,820	12,101,880

		25,919,807
Switzerland – 4.9%
Landis+Gyr Group AG (B)	28,189	1,785,238
Roche Holding AG	32,834	9,047,569
UBS Group AG (B)	364,129	4,418,177

		15,250,984
Taiwan – 1.5%
Taiwan Semiconductor Manufacturing Company, Ltd.	608,000	4,869,508
Thailand – 2.2%
Bangkok Bank PCL	303,100	2,065,415
Bangkok Bank PCL, NVDR	460,600	3,008,050
Kasikornbank PCL, Foreign Quota Shares	93,000	551,752
Kasikornbank PCL, NVDR	240,400	1,422,085

		7,047,302
United Kingdom – 14.7%
BAE Systems PLC	505,098	3,174,944
Barclays PLC	1,914,323	3,855,984
BP PLC	1,502,329	10,909,182
Cobham PLC (B)	728,862	1,048,315
HSBC Holdings PLC	645,474	5,245,056
Johnson Matthey PLC	119,591	4,904,344
Kingfisher PLC	1,327,975	4,072,543
Standard Chartered PLC	1,079,947	8,324,646
Vodafone Group PLC	2,571,121	4,685,249

		46,220,263

TOTAL COMMON STOCKS (Cost $312,650,466)		$303,686,990

SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust, 2.6031% (E)(F)	711,662	7,121,529

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,121,778)		$7,121,529

SHORT-TERM INVESTMENTS – 1.6%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note 2.200%, 04/01/2019 *	$5,100,000	5,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $5,100,000)		$5,100,000

Total Investments (International Value Trust) (Cost $324,872,244) – 100.7%		$315,908,519
Other assets and liabilities, net – (0.7%)		(2,202,144)

TOTAL NET ASSETS – 100.0%		$313,706,375

Security Abbreviations and Legend

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

(A)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $6,758,266.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

International Value Trust (continued)

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 50.1%
U.S. Government – 22.8%
U.S. Treasury Bonds
2.250%, 08/15/2046	$975,000	$871,482
2.500%, 02/15/2045 (A)	1,204,000	1,138,533
2.500%, 02/15/2046	648,000	610,816
2.875%, 05/15/2043	1,170,000	1,190,429
3.000%, 11/15/2044 to 02/15/2047	768,000	798,808
3.000%, 11/15/2045 to 02/15/2048 (A)	4,482,000	4,658,905
3.125%, 05/15/2048	2,360,000	2,508,330
3.625%, 08/15/2043	680,000	782,983
3.750%, 11/15/2043 (A)	2,689,000	3,159,050
4.375%, 11/15/2039 (A)	2,205,000	2,806,982
5.375%, 02/15/2031	3,000	3,903
U.S. Treasury Inflation Protected Securities
0.375%, 07/15/2027	7,449,526	7,396,669
0.875%, 01/15/2029	1,320,773	1,363,964
U.S. Treasury Notes
1.375%, 04/30/2021	258,000	253,324
1.625%, 06/30/2020 (A)	3,425,000	3,392,891
1.625%, 11/30/2020	980,000	968,784
1.875%, 01/31/2022 to 02/28/2022	7,435,000	7,361,405
2.000%, 06/30/2024 to 02/15/2025 (A)	9,527,000	9,382,456
2.250%, 08/15/2027	950,000	941,725
2.750%, 02/15/2024	66,000	67,547
2.875%, 08/15/2028	2,090,000	2,173,763
3.125%, 05/15/2021 (A)	7,350,000	7,476,902

		59,309,651
U.S. Government Agency – 27.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)	5,800,000	5,793,206
3.500%, TBA (B)	3,300,000	3,346,682
3.500%, 03/01/2048 to 06/01/2048	5,175,831	5,253,052
4.000%, TBA (B)	5,800,000	5,969,619
4.500%, TBA (B)	3,300,000	3,443,381
5.000%, 12/01/2034	167,600	180,360
6.500%, 04/01/2029 to 08/01/2034	10,709	12,125
7.500%, 12/01/2025 to 05/01/2028	4,702	5,161
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045	1,628,832	1,591,807
2.660%, 03/01/2027	815,000	806,959
2.720%, 03/01/2027	753,162	749,156
2.880%, 11/01/2027	1,045,111	1,043,138
2.970%, 06/01/2027 to 06/01/2030	1,262,340	1,261,962
3.160%, 08/01/2027	985,000	1,004,518
3.500%, TBA (B)	3,700,000	3,749,883
3.500%, 06/01/2046 to 05/01/2048	12,383,582	12,579,214
5.000%, TBA (B)	1,800,000	1,903,081
Government National Mortgage Association 3.000%, TBA (B)	4,300,000	4,318,900

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association (continued)
3.500%, TBA (B)		$9,100,000	$9,296,548
4.000%, TBA (B)		3,600,000	3,717,080
4.000%, 11/15/2040 to 02/15/2042		72,240	75,437
4.500%, TBA (B)		4,600,000	4,776,479
6.000%, 08/15/2032 to 04/15/2035		66,061	73,961
6.500%, 06/15/2028 to 02/15/2035		32,246	35,627
7.000%, 11/15/2031 to 11/15/2033		171,484	190,459

			71,177,795

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $129,562,079)			$130,487,446

FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Argentina – 0.1%
Republic of Argentina 5.250%, 01/15/2028	EUR	135,000	111,220
Ghana – 0.1%
Republic of Ghana 8.627%, 06/16/2049 (C)		$200,000	195,323
Hungary – 0.0%
Republic of Hungary 6.375%, 03/29/2021		86,000	91,617
Italy – 0.0%
Republic of Italy 2.500%, 05/01/2019	EUR	10,000	11,239
Qatar – 0.5%
State of Qatar
4.000%, 03/14/2029 (C)		$580,000	597,755
4.817%, 03/14/2049		630,000	662,406

			1,260,161
Romania – 0.1%
Government of Romania 6.125%, 01/22/2044		302,000	345,165
Tunisia – 0.1%
Republic of Tunisia 6.750%, 10/31/2023	EUR	190,000	206,541

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,234,457)			$2,221,266

CORPORATE BONDS – 28.9%
Communication services – 4.1%
AT&T, Inc.
4.100%, 02/15/2028		$140,000	141,490
4.125%, 02/17/2026		255,000	260,726
4.250%, 03/01/2027		80,000	82,344
4.300%, 02/15/2030		320,000	324,115
4.350%, 03/01/2029		275,000	281,031
AT&T, Inc. (3 month LIBOR + 0.650%) 3.437%, 01/15/2020 (D)		75,000	75,254
Charter Communications Operating LLC
4.464%, 07/23/2022		295,000	305,308
4.908%, 07/23/2025		265,000	279,443
5.750%, 04/01/2048		335,000	350,695
6.484%, 10/23/2045		25,000	28,050
Comcast Cable Communications LLC 8.500%, 05/01/2027		96,000	126,626
Comcast Corp.
2.350%, 01/15/2027		45,000	42,065
3.200%, 07/15/2036		55,000	50,010
3.950%, 10/15/2025		115,000	120,320
4.049%, 11/01/2052		45,000	43,643
4.150%, 10/15/2028		105,000	110,701

Investment Quality Bond Trust (continued)
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
4.250%, 10/15/2030	$100,000	$106,357
4.600%, 10/15/2038	115,000	123,295
4.950%, 10/15/2058	95,000	104,982
Cox Communications, Inc.
3.150%, 08/15/2024 (C)	461,000	459,172
4.800%, 02/01/2035 (C)	30,000	28,408
Discovery Communications LLC
3.800%, 03/13/2024	140,000	141,209
3.950%, 06/15/2025 (C)	117,000	117,988
4.900%, 03/11/2026	100,000	105,594
5.000%, 09/20/2037	140,000	136,310
6.350%, 06/01/2040	220,000	241,774
DISH DBS Corp. 6.750%, 06/01/2021	66,000	68,046
Fox Corp. 4.030%, 01/25/2024 (C)	305,000	316,493
Sprint Corp. 7.125%, 06/15/2024	85,000	86,275
Sprint Spectrum Company LLC 5.152%, 03/20/2028 (C)	600,000	613,500
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	13,875
7.721%, 06/04/2038	25,000	25,875
Telecom Italia SpA 5.303%, 05/30/2024 (C)(E)	500,000	502,500
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	200,000	203,250
Telefonica Emisiones SA
5.520%, 03/01/2049	380,000	398,265
7.045%, 06/20/2036	170,000	207,152
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (C)	295,000	293,836
3.595%, 01/19/2028 (C)	200,000	197,508
Time Warner Cable LLC
4.500%, 09/15/2042	415,000	364,067
5.875%, 11/15/2040	195,000	202,895
Verizon Communications, Inc.
3.875%, 02/08/2029	135,000	138,792
4.272%, 01/15/2036	160,000	162,063
4.400%, 11/01/2034	225,000	234,387
4.500%, 08/10/2033	55,000	58,242
4.672%, 03/15/2055	138,000	141,225
4.812%, 03/15/2039	120,000	129,025
5.012%, 08/21/2054	65,000	69,666
5.250%, 03/16/2037	70,000	78,929
Verizon Communications, Inc. (3 month LIBOR + 0.550%) 3.203%, 05/22/2020 (D)	55,000	55,231
Viacom, Inc.
4.250%, 09/01/2023	450,000	468,024
4.375%, 03/15/2043	84,000	75,373
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	41,750
Vodafone Group PLC 4.375%, 05/30/2028	435,000	442,555
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	450,000	457,388
Warner Media LLC
2.950%, 07/15/2026	280,000	265,220
3.800%, 02/15/2027	25,000	24,872
3.875%, 01/15/2026	70,000	70,289
WMG Acquisition Corp. 4.875%, 11/01/2024 (C)	65,000	65,813

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Communication services (continued)
WMG Acquisition Corp. (continued)
5.000%, 08/01/2023 (C)		$10,000	$10,175

			10,669,466
Consumer discretionary – 1.2%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		235,000	230,901
4.200%, 12/06/2047		200,000	196,086
Amazon.com, Inc.
2.800%, 08/22/2024		80,000	80,170
3.875%, 08/22/2037		290,000	302,911
Ford Motor Company
4.750%, 01/15/2043		70,000	54,940
5.291%, 12/08/2046		75,000	62,907
Ford Motor Credit Company LLC 3.815%, 11/02/2027 (E)		200,000	174,299
General Motors Company
5.950%, 04/01/2049		40,000	38,752
6.250%, 10/02/2043		140,000	140,097
6.750%, 04/01/2046		180,000	187,682
General Motors Financial Company, Inc. 3.950%, 04/13/2024		130,000	128,727
General Motors Financial Company, Inc. (3 month LIBOR + 1.560%) 4.347%, 01/15/2020 (D)		100,000	100,651
GLP Capital LP 5.300%, 01/15/2029		145,000	152,276
Lennar Corp. 4.750%, 11/29/2027		25,000	25,012
Liberty Interactive LLC 8.250%, 02/01/2030		70,000	71,400
Lowe’s Companies, Inc.
3.375%, 09/15/2025		370,000	371,838
3.700%, 04/15/2046		15,000	13,305
McDonald’s Corp. 3.350%, 04/01/2023		205,000	209,301
PulteGroup, Inc. 5.500%, 03/01/2026		20,000	20,650
The William Carter Company 5.625%, 03/15/2027 (C)		15,000	15,506
Toll Brothers Finance Corp. 4.875%, 11/15/2025		50,000	50,313
VOC Escrow, Ltd. 5.000%, 02/15/2028 (C)		10,000	9,725
Volkswagen Group of America Finance LLC 3.875%, 11/13/2020 (C)		375,000	379,663
VW Credit Canada, Inc. 2.500%, 10/01/2019	CAD	200,000	149,741

			3,166,853
Consumer staples – 2.7%
Altria Group, Inc.
2.625%, 09/16/2026		$80,000	73,900
2.850%, 08/09/2022		470,000	469,049
3.800%, 02/14/2024		95,000	96,742
3.875%, 09/16/2046		105,000	86,372
4.400%, 02/14/2026		100,000	102,997
4.800%, 02/14/2029		205,000	211,536
5.800%, 02/14/2039		495,000	524,238
5.950%, 02/14/2049		435,000	466,718
Anheuser-Busch Companies LLC
3.650%, 02/01/2026 (C)		60,000	60,220
4.700%, 02/01/2036 (C)		50,000	50,020
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042		236,000	203,931
4.150%, 01/23/2025		180,000	187,671

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev
Worldwide, Inc. (continued)
4.600%, 04/15/2048		$120,000	$115,654
4.750%, 01/23/2029 to 04/15/2058		400,000	399,571
5.450%, 01/23/2039		1,035,000	1,121,077
BAT Capital Corp.
3.222%, 08/15/2024		160,000	156,532
3.557%, 08/15/2027		360,000	341,146
4.390%, 08/15/2037		400,000	361,200
Conagra Brands, Inc.
3.800%, 10/22/2021		55,000	56,021
4.300%, 05/01/2024		265,000	274,634
4.600%, 11/01/2025		30,000	31,566
5.300%, 11/01/2038		45,000	45,721
Conagra Brands, Inc. (3 month LIBOR + 0.750%) 3.511%, 10/22/2020 (D)		30,000	29,964
Constellation Brands, Inc.
2.650%, 11/07/2022		155,000	153,081
3.600%, 02/15/2028		125,000	122,434
4.400%, 11/15/2025		150,000	157,583
4.750%, 12/01/2025		233,000	248,559
Kraft Heinz Foods Company
3.000%, 06/01/2026		250,000	233,743
4.375%, 06/01/2046		25,000	21,721
4.625%, 01/30/2029		305,000	314,035
Reynolds American, Inc. 4.000%, 06/12/2022		40,000	40,867
Walmart, Inc. 3.400%, 06/26/2023		350,000	360,980

			7,119,483
Energy – 2.5%
Anadarko Petroleum Corp. 4.500%, 07/15/2044		30,000	28,320
Andeavor Logistics LP
4.250%, 12/01/2027		220,000	221,635
6.250%, 10/15/2022		15,000	15,413
Canadian Natural Resources, Ltd.
2.600%, 12/03/2019	CAD	100,000	74,912
3.050%, 06/19/2019		50,000	37,475
3.850%, 06/01/2027		$380,000	380,681
Cimarex Energy Company 4.375%, 03/15/2029		370,000	381,031
Continental Resources, Inc.
4.500%, 04/15/2023		15,000	15,539
5.000%, 09/15/2022		36,000	36,269
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	20,475
5.600%, 04/01/2044		30,000	28,500
Encana Corp. 3.900%, 11/15/2021		130,000	132,379
Energy Transfer Operating LP
4.200%, 09/15/2023		95,000	98,232
4.500%, 04/15/2024		100,000	104,480
5.250%, 04/15/2029		380,000	408,132
6.250%, 04/15/2049		45,000	50,436
EQM Midstream Partners LP
4.125%, 12/01/2026		125,000	116,731
4.750%, 07/15/2023		30,000	30,610
5.500%, 07/15/2028		145,000	146,598
Hess Corp.
4.300%, 04/01/2027		370,000	366,748
6.000%, 01/15/2040		15,000	15,641
7.125%, 03/15/2033		293,000	339,812
7.300%, 08/15/2031		110,000	128,428

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Energy (continued)
Kerr-McGee Corp. 6.950%, 07/01/2024		$240,000	$275,983
Marathon Oil Corp. 3.850%, 06/01/2025		70,000	70,908
Marathon Petroleum Corp. 3.800%, 04/01/2028 (C)		100,000	99,098
MPLX LP
4.000%, 03/15/2028		100,000	99,423
4.125%, 03/01/2027		165,000	166,173
4.700%, 04/15/2048		60,000	57,551
5.200%, 03/01/2047		40,000	40,659
Noble Energy, Inc. 5.050%, 11/15/2044		260,000	258,762
Petroleos Mexicanos
6.000%, 03/05/2020		30,000	30,689
6.750%, 09/21/2047		192,000	176,648
8.000%, 05/03/2019		20,000	20,060
QEP Resources, Inc. 5.375%, 10/01/2022		40,000	39,100
Sabine Pass Liquefaction LLC 4.200%, 03/15/2028		25,000	25,226
SM Energy Company 6.125%, 11/15/2022		35,000	35,000
Sunoco Logistics Partners Operations LP 4.000%, 10/01/2027		115,000	114,147
Texas Eastern Transmission LP
2.800%, 10/15/2022 (C)		175,000	172,503
3.500%, 01/15/2028 (C)		55,000	53,778
The Williams Companies, Inc. 4.300%, 03/04/2024		60,000	62,408
TransCanada PipeLines, Ltd.
4.750%, 05/15/2038		65,000	68,133
6.100%, 06/01/2040		20,000	23,677
Transcontinental Gas Pipe Line Company LLC 4.000%, 03/15/2028		55,000	56,174
Tullow Oil PLC 7.000%, 03/01/2025 (C)(E)		200,000	201,190
Valero Energy Corp.
3.400%, 09/15/2026		185,000	181,145
4.000%, 04/01/2029		80,000	80,528
Valero Energy Partners LP 4.500%, 03/15/2028		230,000	238,109
Western Midstream Operating LP
4.500%, 03/01/2028		250,000	248,137
4.750%, 08/15/2028		140,000	142,240
5.500%, 08/15/2048		15,000	14,663
WPX Energy, Inc. 5.250%, 09/15/2024		45,000	45,450
YPF SA 16.500%, 05/09/2022 (C)	ARS	6,797,946	106,114

			6,382,153
Financials – 8.6%
American Express Company 3.400%, 02/27/2023		$275,000	279,307
Banco Bilbao Vizcaya Argentaria SA (6.125% to 11-16-27, then 5 Year U.S. Swap Rate + 3.870%) 11/16/2027 (E)(F)		200,000	178,500
Banco Bilbao Vizcaya Argentaria SA (8.875% to 4-14-21, then 5 Year Euro Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	246,704
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) 05/18/2022 (F)		200,000	212,909

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
2.503%, 10/21/2022		$105,000	$103,709
4.200%, 08/26/2024		160,000	165,689
7.750%, 05/14/2038		400,000	556,143
Bank of America Corp. (3.124% to 1-20-22, then 3 month LIBOR + 1.160%) 01/20/2023		110,000	110,351
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026		740,000	741,015
Bank of America Corp. (3.705% to 4-24-27, then 3 month LIBOR + 1.512%) 04/24/2028		825,000	829,406
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		215,000	219,356
BNP Paribas SA
2.950%, 05/23/2022 (C)		200,000	198,738
3.375%, 01/09/2025 (C)		270,000	264,380
4.400%, 08/14/2028 (C)		200,000	205,969
BNP Paribas SA (7.625% to 3-30-21, then 5 Year U.S. Swap Rate + 6.314%) 03/30/2021 (C)(F)		230,000	241,213
Caixa Geral de Depositos SA (10.750% to 3-30-22, then 5 Year Euro Swap Rate + 10.925%) 03/30/2022 (F)	EUR	200,000	257,731
Capital One Financial Corp. 3.900%, 01/29/2024		$205,000	209,584
Citigroup, Inc.
3.200%, 10/21/2026		225,000	220,554
4.650%, 07/30/2045		23,000	24,507
4.750%, 05/18/2046		92,000	95,162
4.450%, 09/29/2027		140,000	144,019
Citigroup, Inc. (3 month LIBOR + 0.790%) 3.573%, 01/10/2020 (D)		100,000	100,379
Citigroup, Inc. (3 month LIBOR + 1.100%) 3.740%, 05/17/2024 (D)		335,000	336,459
Citigroup, Inc. (3.520% to 10-27-27, then 3 month LIBOR + 1.151%) 10/27/2028		125,000	122,955
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030		630,000	641,115
Citigroup, Inc. (4.075% to 4-23-28, then 3 month LIBOR + 1.192%) 04/23/2029		220,000	225,765
CNO Financial Group, Inc. 5.250%, 05/30/2025		80,000	82,800
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (C)(F)		400,000	449,493
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) 12/18/2024 (F)		475,000	473,549
DAE Funding LLC
4.500%, 08/01/2022 (C)		5,000	5,044
5.000%, 08/01/2024 (C)		5,000	5,063
Danske Bank A/S
5.000%, 01/12/2022 (C)		425,000	435,247
5.375%, 01/12/2024 (C)		450,000	468,194
Deutsche Bank AG 2.850%, 05/10/2019		30,000	29,986
GE Capital Australia Funding Pty, Ltd. 5.000%, 09/26/2019	AUD	80,000	57,201

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financials (continued)
GE Capital Canada Funding Company 5.680%, 09/10/2019	CAD	40,000	$30,344
Genworth Holdings, Inc. 4.900%, 08/15/2023		$50,000	42,125
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)		730,000	737,482
HSBC Bank Canada 2.491%, 05/13/2019	CAD	125,000	93,601
HSBC Holdings PLC 2.950%, 05/25/2021		$200,000	199,969
HSBC Holdings PLC (3.262% to 3-13-22, then 3 month LIBOR + 1.055%) 03/13/2023		240,000	240,666
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029		200,000	210,468
HSBC Holdings PLC (6.000% to 5-22-27, then 5 Year U.S. ISDAFIX + 3.746%) 05/22/2027 (F)		225,000	223,088
Intesa Sanpaolo SpA 3.375%, 01/12/2023 (C)		200,000	195,296
Intesa Sanpaolo SpA (7.750% to 1-11-27, then 5 Year Euro Swap Rate + 7.192%) 01/11/2027 (F)	EUR	225,000	273,532
JPMorgan Chase & Co.
2.400%, 06/07/2021		$185,000	183,668
2.750%, 06/23/2020		20,000	20,012
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025		295,000	295,469
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029		285,000	283,398
JPMorgan Chase & Co. (3.797% to 7-23-23, then 3 month LIBOR + 0.890%) 07/23/2024		295,000	303,044
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027		595,000	615,437
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029		225,000	231,319
Marsh & Mclennan Companies, Inc.
3.875%, 03/15/2024		175,000	181,656
4.375%, 03/15/2029		115,000	121,839
4.750%, 03/15/2039		120,000	130,060
Massachusetts Mutual Life Insurance Company 8.875%, 06/01/2039 (C)		31,000	48,800
MGIC Investment Corp. 5.750%, 08/15/2023		30,000	31,688
Morgan Stanley
2.500%, 04/21/2021		625,000	621,322
3.125%, 07/27/2026		55,000	53,612
3.625%, 01/20/2027		275,000	275,664
3.950%, 04/23/2027		165,000	165,301
4.000%, 07/23/2025		118,000	121,527
4.350%, 09/08/2026		70,000	71,872
Morgan Stanley (3 month LIBOR + 0.740%) 3.512%, 07/23/2019 (D)		50,000	50,104
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028		530,000	526,457

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%) 01/23/2030		$35,000	$36,942
Navient Corp. 7.250%, 01/25/2022 to 09/25/2023		85,000	89,969
Santander Holdings USA, Inc. 3.700%, 03/28/2022		200,000	202,206
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) 09/13/2021 (C)(F)		375,000	386,719
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) 04/02/2022 (F)		200,000	208,500
The Bank of Nova Scotia (3 month LIBOR + 0.620%) 3.371%, 12/05/2019 (D)		100,000	100,335
The Goldman Sachs Group, Inc.
2.350%, 11/15/2021		50,000	49,239
5.150%, 05/22/2045		55,000	58,315
6.250%, 02/01/2041		90,000	111,906
6.750%, 10/01/2037		165,000	201,983
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%) 10/31/2022		200,000	198,357
The Goldman Sachs Group, Inc. (2.905% to 7-24-22, then 3 month LIBOR + 0.990%) 07/24/2023		215,000	212,678
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.800%) 3.579%, 12/13/2019 (D)		110,000	110,428
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%) 06/05/2028		170,000	168,328
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%) 04/23/2029		365,000	361,838
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038		310,000	297,261
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029		225,000	230,256
Toyota Motor Credit Corp. (3 month LIBOR + 0.140%) 2.754%, 11/14/2019 (D)		100,000	100,090
UBS Group Funding Switzerland AG 2.650%, 02/01/2022 (C)		380,000	376,705
UBS Group Funding Switzerland AG (6.875% to 3-22-21, then 5 Year U.S. ISDAFIX + 5.497%) 03/22/2021 (F)		300,000	307,125
UBS Group Funding Switzerland AG (7.000% to 2-19-25, then 5 Year U.S. Swap Rate + 4.866%) 02/19/2025 (F)		200,000	210,750
UniCredit SpA 6.572%, 01/14/2022 (C)		350,000	366,717
UniCredit SpA (5.375% to 6-3-25, then 5 Year Euro Swap Rate + 4.925%) 06/03/2025 (F)	EUR	200,000	192,488
UniCredit SpA (6.625% to 6-3-23, then 5 Year Euro Swap Rate + 6.387%) 06/03/2023 (F)		200,000	218,180
Wells Fargo & Company
2.625%, 07/22/2022		$175,000	173,761
3.000%, 04/22/2026 to 10/23/2026		310,000	302,936

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
3.069%, 01/24/2023	$605,000	$606,041
3.750%, 01/24/2024	330,000	339,717
4.400%, 06/14/2046	85,000	84,871
4.900%, 11/17/2045	15,000	16,003
5.606%, 01/15/2044	15,000	17,315
Wells Fargo & Company (3.584% to 5-22-27, then 3 month LIBOR + 1.310%) 05/22/2028	325,000	326,663
Willis North America, Inc. 3.600%, 05/15/2024	115,000	115,795

		22,297,433
Health care – 2.5%
Aetna, Inc. 2.800%, 06/15/2023	80,000	78,597
Allergan Funding SCS 3.450%, 03/15/2022	135,000	136,180
Amgen, Inc. 2.650%, 05/11/2022	155,000	154,538
Anthem, Inc.
3.500%, 08/15/2024	165,000	167,154
3.650%, 12/01/2027	75,000	74,888
4.625%, 05/15/2042	130,000	134,397
Bausch Health Companies, Inc. 6.500%, 03/15/2022 (C)	35,000	36,225
7.000%, 03/15/2024 (C)	10,000	10,580
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,060
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	460,000	465,240
Becton, Dickinson and Company
3.363%, 06/06/2024	490,000	490,600
3.700%, 06/06/2027	190,000	189,467
Boston Scientific Corp. 4.000%, 03/01/2028	270,000	277,807
Cardinal Health, Inc. 2.616%, 06/15/2022	235,000	232,015
Cigna Corp. 4.125%, 11/15/2025 (C)	180,000	186,359
4.375%, 10/15/2028 (C)	885,000	917,278
Community Health Systems, Inc.
5.125%, 08/01/2021	5,000	4,916
6.250%, 03/31/2023	50,000	46,938
CVS Health Corp.
3.875%, 07/20/2025	179,000	181,263
4.100%, 03/25/2025	435,000	446,861
5.050%, 03/25/2048	185,000	186,468
5.125%, 07/20/2045	170,000	173,363
GlaxoSmithKline Capital, Inc. 3.625%, 05/15/2025	325,000	336,429
IQVIA, Inc. 4.875%, 05/15/2023 (C)	70,000	71,232
Mylan NV 5.250%, 06/15/2046	75,000	67,600
Mylan, Inc.
4.550%, 04/15/2028	135,000	131,366
5.200%, 04/15/2048	65,000	58,872
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/2021	205,000	202,661
Teva Pharmaceutical Finance Netherlands III BV 2.800%, 07/21/2023	345,000	307,933
Thermo Fisher Scientific, Inc. 2.950%, 09/19/2026	20,000	19,289

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Thermo Fisher
Scientific, Inc. (continued) 3.000%, 04/15/2023	$80,000	$80,212
UnitedHealth Group, Inc.
3.500%, 06/15/2023	150,000	154,640
3.700%, 12/15/2025	110,000	114,189
3.750%, 07/15/2025	165,000	172,345
4.250%, 04/15/2047	5,000	5,236
4.750%, 07/15/2045	50,000	56,603

		6,380,801
Industrials – 1.4%
CSX Corp. 3.250%, 06/01/2027	335,000	330,962
Delta Air Lines, Inc.
3.625%, 03/15/2022	95,000	95,652
3.800%, 04/19/2023	130,000	131,422
Fluor Corp. 4.250%, 09/15/2028	265,000	265,253
Fortive Corp. 2.350%, 06/15/2021	105,000	103,900
HD Supply, Inc. 5.375%, 10/15/2026 (C)	25,000	25,500
IHS Markit, Ltd. 4.125%, 08/01/2023	630,000	642,499
Ingersoll-Rand Global Holding Company, Ltd. 2.900%, 02/21/2021	110,000	110,194
International Airport Finance SA 12.000%, 03/15/2033 (C)	330,000	351,780
Lockheed Martin Corp. 4.090%, 09/15/2052	161,000	163,783
Oshkosh Corp. 5.375%, 03/01/2025	35,000	35,919
Panhandle Eastern Pipe Line Company LP 8.125%, 06/01/2019	17,000	17,124
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	76,875
Standard Industries, Inc. 5.375%, 11/15/2024 (C)	85,000	87,125
Union Pacific Corp. 4.375%, 09/10/2038	345,000	359,890
United Rentals North America, Inc. 5.500%, 07/15/2025 to 05/15/2027	110,000	111,663
United Technologies Corp.
2.800%, 05/04/2024	15,000	14,819
3.650%, 08/16/2023	530,000	544,144
3.950%, 08/16/2025	185,000	192,262
4.625%, 11/16/2048	50,000	53,168

		3,713,934
Information technology – 1.8%
Apple, Inc. 3.450%, 02/09/2045	80,000	76,303
Broadcom Corp.
3.125%, 01/15/2025	75,000	71,929
3.625%, 01/15/2024	500,000	498,970
3.875%, 01/15/2027	705,000	673,970
Broadcom, Inc. 3.125%, 04/15/2021 (C)	645,000	644,239
Entegris, Inc. 4.625%, 02/10/2026 (C)	20,000	19,800
Fidelity National Information Services, Inc. 4.250%, 05/15/2028	95,000	97,763

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
First Data Corp. 5.000%, 01/15/2024 (C)	$55,000	$56,320
Hewlett Packard Enterprise Company 6.350%, 10/15/2045	25,000	26,226
Intel Corp. 4.100%, 05/19/2046	100,000	105,883
Microchip Technology, Inc. 4.333%, 06/01/2023 (C)	185,000	189,087
Micron Technology, Inc. 4.975%, 02/06/2026	605,000	616,396
Microsoft Corp.
3.700%, 08/08/2046	70,000	71,661
3.950%, 08/08/2056	180,000	187,991
Nokia OYJ
4.375%, 06/12/2027	140,000	138,600
6.625%, 05/15/2039	40,000	42,700
NXP BV 4.875%, 03/01/2024 (C)	630,000	664,789
Oracle Corp. 4.000%, 11/15/2047	95,000	95,637
Qorvo, Inc. 5.500%, 07/15/2026 (C)	20,000	20,652
Versum Materials, Inc. 5.500%, 09/30/2024 (C)	20,000	21,025
Western Digital Corp. 4.750%, 02/15/2026	287,000	273,726

		4,593,667
Materials – 1.8%
Anglo American Capital PLC
4.750%, 04/10/2027 (C)	200,000	203,976
4.875%, 05/14/2025 (C)	280,000	291,433
ArcelorMittal 6.125%, 06/01/2025	60,000	66,544
Commercial Metals Company 5.375%, 07/15/2027	20,000	19,250
DowDuPont, Inc.
4.205%, 11/15/2023	410,000	428,920
4.725%, 11/15/2028	400,000	431,999
Kaiser Aluminum Corp. 5.875%, 05/15/2024	65,000	66,788
Klabin Austria GmbH 5.750%, 04/03/2029 (C)	760,000	755,934
Methanex Corp.
4.250%, 12/01/2024	170,000	169,804
5.650%, 12/01/2044	45,000	42,987
Nutrien, Ltd. 4.200%, 04/01/2029	55,000	56,556
Olin Corp. 5.125%, 09/15/2027 (E)	45,000	45,506
SABIC Capital II BV 4.000%, 10/10/2023 (C)	295,000	300,900
Steel Dynamics, Inc. 5.500%, 10/01/2024	20,000	20,650
Suzano Austria GmbH 6.000%, 01/15/2029 (C)	285,000	303,585
Syngenta Finance NV
4.892%, 04/24/2025 (C)	200,000	203,796
5.182%, 04/24/2028 (C)	200,000	203,435
The Chemours Company 5.375%, 05/15/2027	45,000	44,704
The Sherwin-Williams Company 3.450%, 06/01/2027	210,000	206,494
Vale Overseas, Ltd.
6.250%, 08/10/2026	505,000	548,935
6.875%, 11/10/2039	45,000	51,525

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
WRKCo, Inc. 4.650%, 03/15/2026	$290,000	$307,840

		4,771,561
Real estate – 0.6%
Crown Castle International Corp.
3.150%, 07/15/2023	125,000	124,937
3.200%, 09/01/2024	35,000	34,753
SBA Tower Trust
2.898%, 10/11/2044 (C)	505,000	504,416
3.168%, 04/09/2047 (C)	530,000	527,266
3.448%, 03/15/2023 (C)	435,000	437,814

		1,629,186
Utilities – 1.7%
ACWA Power Management and
Investments One, Ltd. 5.950%, 12/15/2039 (C)	459,000	462,319
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	20,325
5.875%, 08/20/2026	40,000	39,950
Berkshire Hathaway Energy Company 3.250%, 04/15/2028	135,000	134,254
DTE Energy Company 1.500%, 10/01/2019	130,000	129,079
Duke Energy Florida LLC 3.400%, 10/01/2046	305,000	283,071
Duke Energy Progress LLC
3.600%, 09/15/2047	55,000	52,691
3.700%, 10/15/2046	70,000	68,464
Exelon Corp.
2.450%, 04/15/2021	50,000	49,428
2.850%, 06/15/2020	250,000	249,753
3.950%, 06/15/2025	300,000	310,725
Fortis, Inc. 2.100%, 10/04/2021	75,000	73,377
Georgia Power Company 2.000%, 09/08/2020	480,000	475,619
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	176,184
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/2024	315,000	316,571
Oncor Electric Delivery Company LLC 5.750%, 03/15/2029	70,000	83,699
Pacific Gas & Electric Company
2.950%, 03/01/2026 (G)	80,000	70,000
3.300%, 12/01/2027 (G)	540,000	471,150
3.500%, 06/15/2025 (G)	70,000	62,300
6.050%, 03/01/2034 (G)	305,000	302,713
Sempra Energy 2.400%, 02/01/2020	155,000	154,302
South Carolina Electric & Gas Company 4.250%, 08/15/2028	90,000	97,179
The AES Corp.
4.000%, 03/15/2021	35,000	35,469
4.500%, 03/15/2023	15,000	15,150
5.125%, 09/01/2027	5,000	5,201
The Southern Company 2.950%, 07/01/2023	70,000	69,817
3.250%, 07/01/2026	180,000	176,612

		4,385,402

TOTAL CORPORATE BONDS (Cost $74,012,790)		$75,109,939

MUNICIPAL BONDS – 0.7%
Chicago Board of Education (Illinois) 6.138%, 12/01/2039	85,000	85,323

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Chicago Board of Education (Illinois) (continued) 6.319%, 11/01/2029	$185,000	$190,363
City of Chicago (Illinois)
7.045%, 01/01/2029	145,000	161,790
7.375%, 01/01/2033	460,000	513,079
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	171,000	192,443
State of California 7.550%, 04/01/2039	160,000	242,995
State of Illinois, GO
4.950%, 06/01/2023	205,000	210,826
5.000%, 01/01/2023	40,000	41,144
5.563%, 02/01/2021	80,000	83,461

TOTAL MUNICIPAL BONDS (Cost $1,664,231)		$1,721,424

TERM LOANS (H) – 1.6%
Communication services – 0.3%
CSC Holdings LLC, 2018 Term Loan B (1 month LIBOR + 2.500%) 4.984%, 01/25/2026	99,250	97,099
Formula One Management, Ltd., 2018 USD Term Loan (1 month LIBOR + 2.500%) 4.999%, 02/01/2024	131,829	126,786
ION Media Networks, Inc., 2017 Term Loan B3 (1 month LIBOR + 2.750%) 5.249%, 12/18/2020	206,003	205,231
Sprint Communications, Inc., 1st Lien Term Loan B (1 month LIBOR + 2.500%) 5.000%, 02/02/2024	137,200	133,427
Univision Communications, Inc., Term Loan C5 (1 month LIBOR + 2.750%) 5.249%, 03/15/2024	99,584	93,678

		656,221
Consumer discretionary – 0.3%
APX Group, Inc., 2018 Term Loan B (Prime rate + 4.000% and 1 month LIBOR + 5.000%) 7.501%, 04/01/2024	199,000	193,653
Bass Pro Group LLC, Term Loan B (1 month LIBOR + 5.000%) 7.499%, 09/25/2024	98,500	96,136
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%) 4.658%, 09/15/2023	104,543	103,531
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 5.249%, 12/22/2024	109,899	108,329
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 5.500%, 10/21/2024	123,438	122,203
Panther BF Aggregator 2 LP, Term Loan B 03/18/2026 TBD (I)	100,000	98,813
Staples, Inc., 2017 Term Loan B (1 month LIBOR + 4.000%) 6.489%, 09/12/2024	128,375	127,206

		849,871
Consumer staples – 0.2%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 4.999%, 08/15/2025	172,253	170,889
Coty, Inc., 2018 USD Term Loan B (1 month LIBOR + 2.250%) 4.742%, 04/07/2025	168,551	162,863

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Consumer staples (continued)
Post Holdings, Inc., 2017 Series A Incremental Term Loan (1 month LIBOR + 2.000%) 4.490%, 05/24/2024	$35,714	$35,362
Reynolds Group Holdings, Inc., USD 2017 Term Loan (1 month LIBOR + 2.750%) 5.249%, 02/05/2023	116,639	115,181

		484,295
Energy – 0.1%
California Resources Corp., Second Out Term Loan (1 month LIBOR + 10.375%) 12.871%, 12/31/2021	110,000	115,844
Foresight Energy LLC, 2017 1st Lien Term Loan (3 month LIBOR + 5.750%) 8.379%, 03/28/2022	124,541	121,531

		237,375
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.000%) 5.499%, 11/03/2023	187,346	186,293
Health care – 0.2%
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 5.481%, 06/02/2025	92,500	91,840
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.750%) 5.249%, 03/01/2024	144,000	141,975
Endo International PLC, 2017 Term Loan B (1 month LIBOR + 4.250%) 6.749%, 04/29/2024	147,375	144,390
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%) 5.351%, 06/07/2023	97,622	94,359
One Call Corp., 2018 Term Loan B (1 month LIBOR + 5.250%) 7.732%, 11/25/2022	79,071	66,749
US Renal Care, Inc., 2015 1st Lien Term Loan (3 month LIBOR + 4.250%) 6.851%, 12/30/2022	100,903	100,694

		640,007
Industrials – 0.2%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 week, 1 and 3 month LIBOR + 3.250%) 5.759%, 03/01/2025	74,436	72,389
Brand Industrial Services, Inc., 2017 Term Loan (2 and 3 month LIBOR + 4.250%) 6.956%, 06/21/2024	196,500	187,848
Gardner Denver, Inc., 2017 USD Term Loan B (1 month LIBOR + 2.750%) 5.249%, 07/30/2024	124,319	124,116
RBS Global, Inc., 2017 Term Loan B (1 month LIBOR + 2.000%) 4.499%, 08/21/2024	58,169	57,534
TransDigm, Inc., 2018 Term Loan E (1 month LIBOR + 2.500%) 4.999%, 05/30/2025	98,682	95,968

		537,855
Information technology – 0.1%
Conduent Business Services LLC, USD Term Loan B (1 month LIBOR + 2.500%) 4.999%, 12/07/2023	127,075	126,281

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Information technology (continued)
First Data Corp., 2017 USD Term Loan (1 month LIBOR + 2.000%) 4.486%, 07/08/2022	$114,953	$114,663
WEX, Inc., 2017 Term Loan B2 (1 month LIBOR + 2.250%) 4.749%, 06/30/2023	145,259	143,704

		384,648
Materials – 0.1%
Berry Global, Inc., 2018 Term Loan T (1 month LIBOR + 1.750%) 4.243%, 01/06/2021	223,197	222,222

TOTAL TERM LOANS (Cost $4,263,040)		$4,198,787

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.4%
Commercial and residential – 10.5%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 3.682%, 08/25/2035 (D)	207,139	188,834
Series 2005-56, Class 5A1 (1 month LIBOR + 0.320%), 2.810%, 11/25/2035 (D)	90,017	82,436
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 3.030%, 01/25/2036 (D)	26,813	25,613
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 2.940%, 04/25/2035 (D)	171,626	158,275
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	116,314	83,901
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 3.272%, 10/25/2046 (D)	49,930	44,078
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 2.615%, 03/25/2047 (D)	28,342	25,823
Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1 3.628%, 03/25/2049 (C)(J)	235,000	234,923
BANK Series 2017-BNK8, Class XA IO 0.748%, 11/15/2050	4,494,052	235,585
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.511%, 02/15/2050	3,418,074	307,482
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 3.339%, 08/15/2036 (C)(D)	949,000	944,379
BBCMS Trust Series 2013-TYSN, Class A2 3.756%, 09/05/2032 (C)	330,000	333,405
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.170%) 2.660%, 01/25/2037 (D)	152,505	142,639
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 2.990%, 01/25/2036 (D)	199,879	204,324
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 2.670%, 10/25/2036 (D)	16,588	15,326

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bellemeade Re, Ltd.
Series 2018-2A, Class M1A (1 month LIBOR + 0.950%), 3.440%, 08/25/2028 (C)(D)	$626,842	$627,164
Series 2018-3A, Class M1A (1 month LIBOR + 1.200%), 3.690%, 10/25/2027 (C)(D)	684,000	683,576
Series 2019-1A, Class M1A (1 month LIBOR + 1.300%), 3.458%, 03/25/2029 (C)(D)	625,000	625,000
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.527%, 01/15/2051	1,347,630	49,390
Series 2018-B4, Class XA IO, 0.543%, 07/15/2051	2,399,051	88,688
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 5.039%, 12/15/2037 (C)(D)	355,000	356,995
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	202,805	196,656
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 3.170%, 03/25/2035 (D)	46,722	43,246
Series 2007-HY4, Class 1A1, 4.027%, 09/25/2047 (J)	131,852	122,848
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(J)	676,298	672,484
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.984%, 07/10/2047	2,180,028	90,578
Series 2015-GC29, Class AA IO, 1.106%, 04/10/2048	2,036,658	94,800
Civic Mortgage LLC Series 2018-1, Class A1 3.892%, 06/25/2022 (C)	117,177	116,937
COLT Mortgage Loan Trust Series 2019-2, Class A1 3.337%, 05/25/2049 (C)(J)	470,000	469,999
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	821,161
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	503,107
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	408,459
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	625,105	631,229
Commercial Mortgage Trust (Deutsche Bank AG) Series 2013-300P, Class A1 4.353%, 08/10/2030 (C)	260,000	274,435
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,396

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2015-C2, Class XA IO, 0.792%, 06/15/2057	$5,389,889	$198,184
Series 2016-C6, Class XA IO, 1.793%, 01/15/2049	1,680,213	145,291
CSMC Trust Series 2017-FHA1, Class A1 3.250%, 04/25/2047 (C)(J)	279,649	273,002
Deephaven Residential Mortgage Trust Series 2017-2A, Class A1 2.453%, 06/25/2047 (C)(J)	137,981	136,377
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.150%) 2.640%, 03/25/2037 (D)	72,171	66,081
FREMF Mortgage Trust
Series 2010-K8, Class B, 5.278%, 09/25/2043 (C)(J)	520,000	532,384
Series 2014-K503, Class B, 3.008%, 10/25/2047 (C)(J)	465,000	464,297
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 4.274%, 04/19/2036 (J)	181,593	163,853
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	682,575
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	413,089
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.412%, 01/25/2036 (J)	8,320	8,352
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 2.790%, 01/25/2037 (D)	122,548	65,536
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 3.140%, 09/19/2035 (D)	47,689	42,329
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 2.720%, 12/19/2036 (D)	241,775	222,414
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 3.490%, 10/25/2037 (D)	100,702	84,033
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 2.670%, 01/19/2038 (D)	86,704	82,597
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 4.090%, 10/25/2028 (C)(D)	365,000	365,689
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.374%, 12/25/2036 (J)	67,139	63,339
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A4, 3.997%, 04/15/2047	395,000	414,125
Series 2014-C22, Class A4, 3.801%, 09/15/2047	135,000	140,320

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class A3 3.141%, 12/15/2049	$735,000	$736,052
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.939%, 05/25/2036 (J)	18,518	18,053
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.190%) 2.680%, 11/25/2046 (D)	188,068	175,960
LSTAR Securities Investment Trust Series 2019-1, Class A1 (1 month LIBOR + 1.700%) 4.191%, 03/01/2024 (C)(D)	420,000	420,276
LSTAR Securities Investment, Ltd.
Series 2017-6, Class A (1 month LIBOR + 1.750%), 4.239%, 09/01/2022 (C)(D)	150,117	150,163
Series 2017-8, Class A (1 month LIBOR + 1.650%), 4.139%, 11/01/2022 (C)(D)	169,380	169,444
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.190%) 2.680%, 05/25/2046 (D)	177,662	158,458
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 4.436%, 11/21/2034 (J)	35,310	36,281
MFA Trust Series 2017-RPL1, Class A1 2.588%, 02/25/2057 (C)(J)	153,130	151,546
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.096%, 12/15/2047	1,543,387	53,853
Morgan Stanley Capital I Trust
Series 2014-MP, Class A, 3.469%, 08/11/2033 (C)	475,000	481,986
Series 2017-H1, Class XA IO, 1.447%, 06/15/2050	775,105	61,778
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 4.289%, 12/15/2033 (C)(D)	300,000	300,281
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(J)	474,178	479,526
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(J)	476,940	481,962
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(J)	893,303	909,365
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(J)	815,849	833,982
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(J)	655,099	669,417
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(J)	526,791	538,337
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 3.990%, 06/25/2057 (C)(D)	584,051	592,870

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued) Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 3.240%, 01/25/2048 (C)(D)	$779,112	$773,581
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 4.040%, 07/25/2028 (C)(D)	455,000	453,814
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.646%, 07/15/2045 (C)	311,000	314,767
OBX Trust Series 2019-INV1, Class A8 4.000%, 11/25/2048 (C)(J)	809,176	822,847
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 4.484%, 03/27/2024 (C)(D)	420,000	421,006
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.250%), 2.740%, 08/25/2037 (D)	96,020	89,399
Series 2007-QH9, Class A1, 3.600%, 11/25/2037 (J)	90,263	80,639
STACR Trust Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%) 4.140%, 04/25/2043 (C)(D)	179,540	180,683
Verus Securitization Trust Series 2018-2, Class A1 3.677%, 06/01/2058 (C)(J)	558,278	563,639
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.589%, 06/25/2037 (J)	24,717	23,076
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 3.090%, 07/25/2036 (D)	36,304	24,628
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	322,962
Series 2015-NXS1, Class D, 4.100%, 05/15/2048 (J)	40,000	37,764
Series 2015-NXS1, Class XA IO, 1.151%, 05/15/2048	2,062,751	93,128
Series 2015-NXS3, Class XA IO, 1.145%, 09/15/2057	4,581,294	198,843
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A1 4.938%, 03/25/2036 (J)	22,509	22,951
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5, 4.101%, 03/15/2047	304,634	321,207
Series 2014-C20, Class A5, 3.995%, 05/15/2047	600,000	629,206

		27,276,768

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency – 3.9%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB, 3.000%, 05/15/2041	$141,686	$143,599
Series 4139, Class PA, 2.500%, 11/15/2041	540,786	537,448
Series K064, Class X1 IO, 0.608%, 03/25/2027	2,314,216	96,503
Series K068, Class A2, 3.244%, 08/25/2027	545,000	559,044
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	237,810	232,962
Series 2012-21, Class PQ, 2.000%, 09/25/2041	123,632	120,305
Series 2012-52, Class PA, 3.500%, 05/25/2042	140,811	145,434
Series 2012-75, Class KC, 2.500%, 12/25/2041	258,610	256,451
Series 2014-04, Class 1M2 (1 month LIBOR + 4.900%), 7.390%, 11/25/2024 (D)	144,726	162,442
Series 2015-04, Class 1M2 (1 month LIBOR + 5.700%), 8.190%, 04/25/2028 (D)	78,644	89,985
Series 2015-48, Class QB, 3.000%, 02/25/2043	336,531	337,452
Series 2016-11, Class GA, 2.500%, 03/25/2046	215,238	213,608
Series 2016-38, Class NA , 3.000%, 01/25/2046	91,655	92,140
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 8.490%, 09/25/2028 (D)	68,452	78,003
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 6.840%, 05/25/2029 (D)	485,000	531,033
Series 2017-26, Class CG, 3.500%, 07/25/2044	361,709	369,883
Series 2017-34, Class JK, 3.000%, 05/25/2047	197,137	197,755
Series 2017-72, Class B, 3.000%, 09/25/2047	304,926	304,470
Series 2017-72, Class CD, 3.000%, 09/25/2047	317,544	317,059
Series 2017-96, Class PA, 3.000%, 12/25/2054	368,614	369,560
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 6.040%, 07/25/2029 (D)	240,000	257,806
Series 2018-19, Class DC, 3.500%, 05/25/2056	175,138	179,401
Series 2018-23, Class LA, 3.500%, 04/25/2048	291,164	304,652
Series 2018-38, Class PC, 3.500%, 03/25/2045	358,214	365,987
Series 2018-70, Class HA, 3.500%, 10/25/2056	357,822	367,035
Series 2018-72, Class BA, 3.500%, 07/25/2054	474,588	483,420
Series 2018-77, Class PA, 3.500%, 02/25/2048	162,103	165,589
Series 2018-80, Class GD, 3.500%, 12/25/2047	383,353	390,827

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-12, Class HA, 3.500%, 11/25/2057	$704,000	$717,578
Series 2019-14, Class CA, 3.500%, 04/25/2049	336,892	341,291
Series 2019-15, Class AB, 3.500%, 05/25/2053	334,388	339,038
Series 2019-7, Class CA, 3.500%, 11/25/2057	341,994	348,894
Series 2019-7, Class JA, 3.500%, 03/25/2049	346,018	354,840
Government National Mortgage Association
Series 2006-38, Class XS IO, 4.769%, 09/16/2035	67,945	7,494
Series 2013-37, Class LG, 2.000%, 01/20/2042	374,596	362,764

		10,141,752

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,248,263)		$37,418,520

ASSET BACKED SECURITIES – 18.6%
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 2.710%, 01/25/2037 (D)	136,876	89,225
AIMCO CLO Series 2015-AA, Class AR (3 month LIBOR + 0.850%) 3.637%, 01/15/2028 (C)(D)	365,000	363,060
ALM XII, Ltd. Series 2015-12A, Class A1R2 (3 month LIBOR + 0.890%) 3.669%, 04/16/2027 (C)(D)	775,000	771,985
Anchorage Capital CLO, Ltd. Series 2016-9A, Class A (3 month LIBOR + 1.510%) 4.297%, 01/15/2029 (C)(D)	446,849	446,903
Apidos CLO XXI Series 2015-21A, Class A1R (3 month LIBOR + 0.930%) 3.710%, 07/18/2027 (C)(D)	1,080,000	1,074,500
Atlas Senior Loan Fund IX, Ltd. Series 2018-9A, Class A (3 month LIBOR + 0.870%) 3.631%, 04/20/2028 (C)(D)	800,000	793,309
Atlas Senior Loan Fund, Ltd. Series 2013-2A, Class A1RR (3 month LIBOR + 0.680%) 3.296%, 02/17/2026 (C)(D)	387,531	386,324
Atrium XII Series 2012-A, Class AR (3 month LIBOR + 0.830%) 3.591%, 04/22/2027 (C)(D)	765,000	760,386
Atrium XIII Series 2013-A, Class A1 (3 month LIBOR + 1.180%) 3.941%, 11/21/2030 (C)(D)	658,000	656,473
Avery Point IV CLO, Ltd. Series 2014-1A, Class AR (3 month LIBOR + 1.100%) 3.871%, 04/25/2026 (C)(D)	610,012	610,018

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Avery Point VI CLO, Ltd. Series 2015-6A, Class AR (3 month LIBOR + 1.050%) 3.783%, 08/05/2027 (C)(D)	$1,230,000	$1,228,219
Bayview Koitere Fund Trust Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(J)	701,790	705,109
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(J)	468,839	470,275
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(J)	576,396	585,476
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(J)	352,759	353,875
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(J)	269,130	273,486
Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(J)	303,452	304,369
CAL Funding II, Ltd. Series 2012-1A, Class A 3.470%, 10/25/2027 (C)	71,667	71,655
Carlyle Global Market Strategies CLO, Ltd.
Series 2015-2A, Class A1R (3 month LIBOR + 0.780%) 3.545%, 04/27/2027 (C)(D)	770,000	768,713
Series 2016-3A, Class A2 (3 month LIBOR + 1.900%) 4.661%, 10/20/2029 (C)(D)	430,000	430,169
CBAM, Ltd.
Series 2017-3A, Class A (3 month LIBOR + 1.230%) 4.003%, 10/17/2029 (C)(D)	710,000	709,426
Series 2018-8A, Class A1 (3 month LIBOR + 1.120%) 3.562%, 10/20/2029 (C)(D)	395,000	392,750
Cent CLO, Ltd. Series 2014-21A, Class A1RA (3 month LIBOR + 1.150%) 3.915%, 07/27/2030 (C)(D)	590,000	583,213
CIFC Funding, Ltd. Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%) 3.829%, 04/24/2030 (C)(D)	890,000	881,337
CIG Auto Receivables Trust Series 2017-1A, Class A 2.710%, 05/15/2023 (C)	66,808	66,665
CLUB Credit Trust Series 2017-P2, Class A 2.610%, 01/15/2024 (C)	187,238	186,455
Covenant Credit Partners CLO III, Ltd. Series 2017-1A, Class B (3 month LIBOR + 1.850%) 4.637%, 10/15/2029 (C)(D)	250,000	248,364
Credit Acceptance Auto Loan Trust Series 2017-3A, Class A 2.650%, 06/15/2026 (C)	300,000	299,034
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	367,225	372,759

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden Senior Loan Fund Series 2013-30A, Class AR (3 month LIBOR + 0.820%) 3.436%, 11/15/2028 (C)(D)	$819,000	$812,172
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 2.800%, 09/25/2036 (D)	240,000	216,106
Galaxy XIX CLO, Ltd. Series 2015-19A, Class A1R (3 month LIBOR + 1.220%) 3.999%, 07/24/2030 (C)(D)	895,000	892,581
GSAA Home Equity Trust
Series 2006-15, Class AF6 5.876%, 09/25/2036	436,405	204,007
Series 2006-20, Class 2A1A (1 month LIBOR + 0.050%) 2.540%, 12/25/2046 (D)	335,430	221,887
Series 2006-10, Class AF3 5.985%, 06/25/2036 (J)	174,621	79,616
GSAA Trust Series 2005-7, Class AF4 5.058%, 05/25/2035	325,000	333,594
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 2.580%, 01/25/2037 (D)	259,005	169,095
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 3.801%, 10/20/2027 (C)(D)	490,000	488,974
LCM XXV, Ltd. Series 25A, Class A (3 month LIBOR + 1.210%) 3.971%, 07/20/2030 (C)(D)	835,000	833,498
Legacy Mortgage Asset Trust Series 2018-GS1, Class A1 4.000%, 03/25/2058 (C)	869,526	869,077
Lendmark Funding Trust Series 2017-1A, Class A 2.830%, 12/22/2025 (C)	360,000	356,907
Madison Park Funding XI, Ltd. Series 2013-11A, Class AR (3 month LIBOR + 1.160%) 3.932%, 07/23/2029 (C)(D)	721,000	721,167
Madison Park Funding XII, Ltd. Series 2014-12A, Class B1R (3 month LIBOR + 1.650%) 4.411%, 07/20/2026 (C)(D)	530,000	529,987
Magnetite IX, Ltd. Series 2014-9A, Class A1R (3 month LIBOR + 1.000%) 3.771%, 07/25/2026 (C)(D)	748,822	748,825
Magnetite VII, Ltd. Series 2012-7A, Class A1R2 (3 month LIBOR + 0.800%) 3.587%, 01/15/2028 (C)(D)	650,000	640,912
Magnetite VIII, Ltd. Series 2014-8A, Class AR2 (3 month LIBOR + 0.980%) 3.767%, 04/15/2031 (C)(D)	515,000	510,208
Marlette Funding Trust Series 2017-3A, Class A 2.360%, 12/15/2024 (C)	63,225	63,136
MFA Trust Series 2017-NPL1, Class A1 3.352%, 11/25/2047 (C)	532,134	531,581

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nationstar HECM Loan Trust Series 2017-2A, Class A1 2.038%, 09/25/2027 (C)(J)	$70,613	$69,928
New Residential Advance Receivables Trust
Series 2016-T2, Class AT2 2.575%, 10/15/2049 (C)	385,000	383,794
Series 2017-T1, Class AT1 3.214%, 02/15/2051 (C)	645,000	646,795
New Residential Mortgage LLC Series 2018-FNT2, Class A 3.790%, 07/25/2054 (C)	856,462	863,565
New Residential Mortgage Loan Trust
Series 2017-6A, Class A1 4.000%, 08/27/2057 (C)(J)	718,194	729,592
Series 2018-1A, Class A1A 4.000%, 12/25/2057 (C)(J)	299,964	306,239
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.107%, 12/15/2050 (C)	740,000	740,655
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (C)	487,024	484,922
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (C)	298,268	298,129
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.000%, 06/25/2057 (C)	137,175	136,986
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month LIBOR + 0.850%) 3.623%, 04/17/2027 (C)(D)	1,065,000	1,060,622
Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 3.587%, 07/15/2027 (C)(D)	765,000	760,354
OneMain Financial Issuance Trust
Series 2016-2A, Class A 4.100%, 03/20/2028 (C)	108,002	108,165
Series 2017-1A, Class A1 2.370%, 09/14/2032 (C)	889,000	882,061
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 3.801%, 04/30/2027 (C)(D)	1,025,000	1,023,346
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 3.320%, 01/20/2027 (C)(D)	640,000	638,589
Pretium Mortgage Credit Partners I LLC Series 2018-NPL1, Class A1 3.375%, 01/27/2033 (C)	188,022	187,016
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.360%, 11/15/2023 (C)	30,238	30,217
PRPM LLC
Series 2018-2A, Class A1 4.000%, 08/25/2023 (C)(J)	498,294	499,411
Series 2018-3A, Class A1 4.483%, 10/25/2023 (C)(J)	785,395	791,604
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.090%) 2.580%, 07/25/2036 (D)	153,631	70,070

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Shackleton VIII CLO, Ltd. Series 2015-8A, Class A1R (3 month LIBOR + 0.920%) 3.696%, 10/20/2027 (C)(D)	$1,285,000	$1,277,900
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.190%, 09/15/2021 (C)	195,827	195,830
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A 3.090%, 10/27/2025 (C)	127,140	127,134
Series 2016-3, Class A 3.050%, 12/26/2025 (C)	151,057	151,096
Series 2017-1, Class A 3.280%, 01/26/2026 (C)	123,927	124,351
Series 2017-3, Class A 2.770%, 05/25/2026 (C)	66,656	66,438
Series 2017-4, Class A 2.500%, 05/26/2026 (C)	131,710	130,748
Sound Point CLO XV, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.390%) 4.162%, 01/23/2029 (C)(D)	305,000	305,027
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 2.670%, 07/25/2037 (D)	39,567	35,483
Springleaf Funding Trust Series 2016-AA, Class A 2.900%, 11/15/2029 (C)	543,788	542,997
Springleaf Funding Trust Series 2017-AA, Class A 2.680%, 07/15/2030 (C)	900,000	892,906
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2 2.750%, 11/15/2049 (C)	630,000	628,720
Series 2018-T1, Class AT1 3.620%, 10/17/2050 (C)	165,000	166,085
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 3.601%, 04/20/2028 (C)(D)	390,000	386,720
Towd Point Mortgage Trust
Series 2015-3, Class A1B 3.000%, 03/25/2054 (C)(J)	32,306	32,099
Series 2015-4, Class A1B 2.750%, 04/25/2055 (C)(J)	127,222	126,095
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(J)	316,683	313,131
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(J)	394,711	388,358
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(J)	920,540	910,401
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(J)	231,286	228,932
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(J)	416,285	409,764
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(J)	603,453	593,712
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 3.090%, 02/25/2057 (C)(D)	554,526	549,950
Treman Park CLO, Ltd. Series 2015-1A, Class ARR (3 month LIBOR + 1.070%) 3.831%, 10/20/2028 (C)(D)	745,000	745,744

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 3.667%, 07/15/2027 (C)(D)	$915,000	$911,276
VOLT LXII LLC Series 2017-NPL9, Class A1 3.125%, 09/25/2047 (C)	125,728	125,256
VOLT LXIV LLC Series 2017-NP11, Class A1 3.375%, 10/25/2047 (C)	562,709	561,911
VOLT LXVI Series 2018-NPL2, Class A1 4.336%, 05/25/2048 (C)	350,481	351,271
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.967%, 09/25/2048 (C)	266,036	267,213
Voya CLO, Ltd.
Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 3.680%, 01/18/2029 (C)(D)	730,000	723,955
Series 2015-1A, Class A2R (3 month LIBOR + 1.250%) 4.030%, 01/18/2029 (C)(D)	255,000	249,751
Series 2017-4A, Class A1 (3 month LIBOR + 1.130%) 3.917%, 10/15/2030 (C)(D)	250,000	247,875
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	232,063	228,783
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.280%, 12/15/2022 (C)	535,000	535,057
Wingstop Funding LLC Series 2018-1, Class A2 4.970%, 12/05/2048 (C)	215,000	222,650

TOTAL ASSET BACKED SECURITIES (Cost $48,847,816)		$48,573,541

PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Pay a fixed rate of 3.000% and receive a floating rate based on 3-month LIBOR (Expiration Date: 3-18-20; Strike Rate: 3.000%; Counterparty: Morgan Stanley, Inc.) (K)(L)	8,308,000	39,549
Over the Counter Option on 10 Year Interest Rate Swap. Pay a fixed rate of 3.200% and receive a floating rate based on 3-month LIBOR (Expiration Date: 12-9-19; Strike Rate: 3.200%; Counterparty: Bank of America N.A.) (K)(L)	7,040,000	10,243

		49,792

TOTAL PURCHASED OPTIONS (Cost $200,921)		$49,792

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.6031% (M)(N)	101,480	1,015,494

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,015,530)		$1,015,494

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount		Value
CERTIFICATE OF DEPOSIT – 0.0%
Credit Agricole Corporate and Investment Bank (3 month LIBOR + 0.400%) 2.766%, 09/24/2020 (D)		$50,000	$50,022
Dexia Credit Local SA (3 month LIBOR + 0.100%) 2.740%, 05/17/2019 (D)		50,000	50,006

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,013)			$100,028

SHORT-TERM INVESTMENTS – 1.3%
Banker’s acceptance – 0.0%
National Bank of Canada 1.992%, 04/24/2019 *	CAD	40,000	29,894
Foreign government – 1.0%
Egypt Treasury Bill
15.400%, 11/19/2019 *	EGP	1,225,000	63,824
16.284%, 10/15/2019 *		4,125,000	218,108
Italy Treasury Bill
(0.144)%, 05/30/2019 *	EUR	35,000	39,269
Japan Treasury Discount Bill
(0.262)%, 05/13/2019 *	JPY	10,500,000	94,760
(0.210)%, 05/27/2019 *		108,850,000	982,415
(0.188)%, 04/22/2019 *		6,400,000	57,751
(0.148)%, 04/15/2019 *		62,850,000	567,113
(0.128)%, 06/17/2019 *		42,000,000	379,105
Spain Treasury Bill
(0.419)%, 06/14/2019 *	EUR	155,000	174,018
(0.375)%, 08/16/2019 *		70,000	78,640

			2,655,003
Repurchase agreement – 0.3%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-29-19 at 2.570% to be repurchased at $700,150 on 4-1-19, collateralized by $676,028 Government National Mortgage Association, 4.500% due 2-20-45 (valued at $714,000, including interest)		$700,000	$700,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,397,957)			$3,384,897

Total Investments (Investment Quality Bond Trust) (Cost $302,547,097) – 116.9%			$304,281,134
Other assets and liabilities, net – (16.9%)			(43,989,004)

TOTAL NET ASSETS – 100.0%			$260,292,130

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound

DERIVATIVES

FUTURES

Investment Quality Bond Trust (continued)

EUR	Euro
JPY	Japanese Yen

Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $82,694,060 or 31.8% of the fund’s net assets as of 3-31-19.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $991,657.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing – Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Non-income producing security.
(L)	For this type of option, notional amounts are equivalent to number of contracts.
(M)	The rate shown is the annualized seven-day yield as of 3-31-19.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Jun 2019	$9,861,297	$9,961,219	$99,922
U.S. Treasury Long Bond Futures	7	Long	Jun 2019	1,017,565	1,047,594	30,029
Ultra U.S. Treasury Bond Futures	32	Long	Jun 2019	5,179,809	5,376,000	196,191
10-Year Australian Treasury Bond Futures	11	Short	Jun 2019	(1,065,245)	(1,081,338)	(16,093)
10-Year U.S. Treasury Note Futures	24	Short	Jun 2019	(2,948,464)	(2,981,250)	(32,786)
10-Year Ultra U.S. Treasury Bond Futures	12	Short	Jun 2019	(1,578,539)	(1,593,375)	(14,836)
German Euro BUND Futures	5	Short	Jun 2019	(921,637)	(932,960)	(11,323)

						$251,104

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	57,549	AUD	80,000	NatWest Markets PLC	9/26/2019	$551	—
USD	30,092	CAD	40,000	HSBC Bank USA	4/24/2019	143	—
USD	79,276	CAD	105,000	Deutsche Bank AG London	5/13/2019	622	—
USD	15,178	CAD	20,000	JPMorgan Chase Bank N.A.	5/13/2019	197	—
USD	38,151	CAD	50,000	BNP Paribas SA	6/19/2019	663	—
USD	19,090	CAD	25,000	Citibank N.A.	9/10/2019	312	—
USD	11,327	CAD	15,000	NatWest Markets PLC	9/10/2019	60	—
USD	37,643	CAD	50,000	Goldman Sachs International	10/1/2019	72	—
USD	113,781	CAD	150,000	State Street Bank and Trust Company	10/1/2019	1,066	—
USD	75,822	CAD	100,000	Goldman Sachs International	12/3/2019	577	—
USD	1,433,599	EUR	1,266,000	JPMorgan Chase Bank N.A.	4/30/2019	10,096	—
USD	11,510	EUR	10,000	JPMorgan Chase Bank N.A.	5/2/2019	264	—
USD	40,339	EUR	35,000	JPMorgan Chase Bank N.A.	5/30/2019	886	—
USD	179,034	EUR	155,000	Citibank N.A.	6/14/2019	4,091	—
USD	367,834	EUR	323,000	Goldman Sachs International	6/19/2019	3,121	—
USD	81,390	EUR	70,000	BNP Paribas SA	8/16/2019	1,971	—
USD	584,498	JPY	62,850,000	JPMorgan Chase Bank N.A.	4/15/2019	16,784	—
USD	58,966	JPY	6,400,000	JPMorgan Chase Bank N.A.	4/22/2019	1,118	—
USD	97,229	JPY	10,500,000	JPMorgan Chase Bank N.A.	5/13/2019	2,166	—
USD	994,623	JPY	108,850,000	JPMorgan Chase Bank N.A.	5/28/2019	8,186	—
USD	379,949	JPY	42,000,000	JPMorgan Chase Bank N.A.	6/17/2019	—	($1,251)

						$52,946	($1,251)

SWAPS

Interest rate swaps

Counterparty (OTC)/	Notional		Payments	Payments	Fixed payment	Floating payment	Maturity	Unamortized upfront payment paid	Unrealized appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank N.A.	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	$(7,775,000)	$6,862,209	$(912,791)
JPMorgan Chase Bank N.A.	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	(3,815,000)	3,504,174	(310,826)

								$(11,590,000)	$10,366,383	$(1,223,617)
Centrally cleared	1,620,000	USD	Fixed 1.625%	USD Federal Funds Rate Compounded OIS	Annual	Annual	Nov 2026	(3,260,000)	3,316,309	56,309
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(1,400,279)	1,331,059	(69,220)

								$(4,660,279)	$4,647,368	$(12,911)
								$(16,250,279)	$15,013,751	$(1,236,528)

Credit default swaps – Buyer

Counterparty (OTC)/				USD	Pay	Fixed		Unamortized upfront payment	Unrealized
Centrally	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	iTraxx Europe Series 30 Version 1	405,000	EUR	$461,457	1.000%	Quarterly	Dec 2023	$107,877	$(116,593)	$(8,716)
Centrally cleared	iTraxx Europe Crossover Series 31 Version 1	630,000	EUR	720,279	5.000%	Quarterly	Jun 2024	1,296,804	(1,375,253)	(78,449)

				$1,181,736				$1,404,681	$(1,491,846)	$(87,165)

Credit default swaps – Seller

									Unamortized
Counterparty									upfront
(OTC)/		Implied			USD	Received	Fixed		payment	Unrealized
Centrally	Reference	credit	Notional		notional	fixed	payment	Maturity	paid	appreciation
cleared	obligation	spread	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	7.074%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(200,000)	$186,175	$(13,825)
Goldman Sachs International	United Mexican States	1.239%	145,000	USD	145,000	1.000%	Quarterly	Dec 2023	204,830	(205,521)	(691)
Goldman Sachs International	CMBX.NA.BBB-.6	7.074%	140,000	USD	140,000	3.000%	Monthly	May 2063	(245,000)	227,405	(17,595)
Morgan Stanley & Company International PLC	Federative Republic of Brazil	1.548%	145,000	USD	145,000	1.000%	Quarterly	Dec 2023	748,549	(752,395)	(3,846)
Morgan Stanley & Company International PLC	Republic of Turkey	3.005%	90,000	USD	90,000	1.000%	Quarterly	Dec 2023	259,764	(271,307)	(11,543)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Credit default swaps – Seller (continued)

Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD amount notional	Received Fixed rate	fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Morgan Stanley & Company International PLC	Republic of Turkey	3.005%	55,000	USD	$55,000	1.000%	Quarterly	Dec 2023	$355,070	$(362,124)	$(7,054)
Morgan Stanley & Company International PLC	CMBX.NA.BBB-.6	7.074%	255,000	USD	255,000	3.000%	Monthly	May 2063	(735,857)	703,808	(32,049)
Morgan Stanley & Company International PLC	CMBX.NA.BBB-.6	7.074%	130,000	USD	130,000	3.000%	Monthly	May 2063	(400,000)	383,661	(16,339)
Morgan Stanley & Company International PLC	CMBX.NA.BBB-.6	7.074%	115,000	USD	115,000	3.000%	Monthly	May 2063	(285,000)	270,547	(14,453)
Morgan Stanley & Company International PLC	CMBX.NA.BBB-.6	7.074%	69,000	USD	69,000	3.000%	Monthly	May 2063	(124,000)	115,328	(8,672)

					$1,254,000				$(421,644)	$295,577	$(126,067)
Centrally cleared	CDX.NA.HY.31	3.466%	274,400	USD	274,400	5.000%	Quarterly	Dec 2023	174,185	(155,332)	18,853
Centrally cleared	CDX.EM.31	1.782%	680,000	USD	680,000	1.000%	Quarterly	Jun 2024	3,224,586	(3,249,281)	(24,695)
Centrally cleared	CDX.NA.HY.32	3.484%	2,675,000	USD	2,675,000	5.000%	Quarterly	Jun 2024	3,841,771	(3,659,200)	182,571
Centrally cleared	CDX.NA.IG.32	0.635%	1,715,000	USD	1,715,000	1.000%	Quarterly	Jun 2024	7,939,493	(7,908,526)	30,967

					$5,344,400				$15,180,035	$(14,972,339)	$207,696
					$6,598,400				$14,758,391	$(14,676,762)	$81,629

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 82.4%
Equity – 82.4%
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	1,516,404	$29,221,106

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,184,218)		$29,221,106

UNAFFILIATED INVESTMENT COMPANIES – 17.6%
Exchange-traded funds – 17.6%
Financial Select Sector SPDR Fund	24,656	633,906
Vanguard Energy ETF (D)	4,963	443,593
Vanguard FTSE Emerging Markets ETF	43,922	1,866,685
Vanguard Health Care ETF	1,439	248,199
Vanguard Information Technology ETF	4,425	887,788
Vanguard Materials ETF	1,214	149,431
Vanguard Mid-Cap ETF	6,719	1,080,079
Vanguard Real Estate ETF	4,054	352,333
Vanguard Small-Cap ETF	3,793	579,570

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,640,548)		$6,241,584

Lifestyle Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 1.0%
John Hancock Collateral Trust, 2.6031% (E)(F)	33,760	$337,832

TOTAL SECURITIES LENDING COLLATERAL (Cost $337,850)		$337,832

SHORT-TERM INVESTMENTS – 0.0%
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	4,607	4,607

TOTAL SHORT-TERM INVESTMENTS (Cost $4,607)		$4,607

Total Investments (Lifestyle Aggressive Portfolio) (Cost $33,167,223) – 101.0%		$35,805,129
Other assets and liabilities, net – (1.0%)		(344,654)

TOTAL NET ASSETS – 100.0%		$35,460,475

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Lifestyle Aggressive Portfolio (continued)

(D)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $330,928.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 50.1%
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	25,423,946	$489,919,436
Fixed income – 49.9%
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	36,413,648	488,307,014

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $926,449,878)		$978,226,450

Total Investments (Lifestyle Balanced Portfolio) (Cost $926,449,878) – 100.0%		$978,226,450
Other assets and liabilities, net – (0.0%)		(69,100)

TOTAL NET ASSETS – 100.0%		$978,157,350

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	1,920,809	$37,013,988
Fixed income – 80.0%
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	11,013,971	147,697,357

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $183,811,818)		$184,711,345

Total Investments (Lifestyle Conservative Portfolio) (Cost $183,811,818) – 100.0%		$184,711,345
Other assets and liabilities, net – (0.0%)		(28,980)

TOTAL NET ASSETS – 100.0%		$184,682,365

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 70.3%
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	226,707,191	$4,368,647,561

Lifestyle Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income – 29.7%
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	137,457,741	$1,843,308,307

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,708,908,688)		$6,211,955,868

Total Investments (Lifestyle Growth Portfolio) (Cost $5,708,908,688) – 100.0%		$6,211,955,868
Other assets and liabilities, net – 0.0%		488,993

TOTAL NET ASSETS – 100.0%		$6,212,444,861

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 39.9%
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	6,176,279	$119,016,896
Fixed income – 60.1%
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	13,364,473	179,217,580

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $286,678,988)		$298,234,476

Total Investments (Lifestyle Moderate Portfolio) (Cost $286,678,988) – 100.0%		$298,234,476
Other assets and liabilities, net – (0.0%)		(35,170)

TOTAL NET ASSETS – 100.0%		$298,199,306

Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Managed Volatility Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 88.6%
Equity – 88.6%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	954,215	$34,323,101
Capital Appreciation, Series NAV, JHVIT (Jennison)	250,214	3,563,048
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,763,999	29,353,664
Equity Income, Series NAV, JHVIT (T. Rowe Price)	2,271,845	34,236,711
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	794,778	36,202,152
Fundamental Large Cap Value, Class NAV, JHF II (JHAM) (B)(C)	293,040	3,531,135
Mid Cap Stock, Series NAV, JHVIT (Wellington)	655,674	13,047,910

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,247,651	$13,025,481
Multifactor Developed International ETF, JHETF (DFA)	506,859	14,232,195
Multifactor Emerging Markets ETF, JHETF (DFA)	490,805	12,537,663
Multifactor Large Cap ETF, JHETF (DFA)	595,345	21,706,279
Multifactor Mid Cap ETF, JHETF (DFA)	297,249	10,445,330
Multifactor Small Cap ETF, JHETF (DFA)	573,906	14,864,165
Small Cap Growth, Class NAV, JHF II (Redwood)	273,682	4,570,495
Small Cap Value, Series NAV, JHVIT (Wellington)	265,684	4,559,137
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	3,697,281	71,246,610

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $315,313,315)		$321,445,076

UNAFFILIATED INVESTMENT COMPANIES – 10.2%
Equity – 10.2%
Fidelity International Index Fund	925,502	37,010,839

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $34,777,695)		$37,010,839

SHORT-TERM INVESTMENTS – 1.1%
Commercial paper – 0.3%
Bridgestone Americas, Inc. 2.550%, 04/01/2019 *	$255,000	254,949
Cummins, Inc. 2.550%, 05/20/2019 *	315,000	313,861
University of California 2.450%, 04/10/2019 *	420,000	418,942
Yale University 2.480%, 05/02/2019 *	360,000	359,171

		1,346,923
U.S. Government Agency – 0.7%
Federal Home Loan Bank Discount Note
2.250%, 04/01/2019 *	1,230,000	1,230,000
2.415%, 06/14/2019 *	620,000	616,916
2.430%, 09/25/2019 *	350,000	345,853
2.455%, 07/31/2019 *	350,000	347,153

		2,539,922
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 2.3851% (D)	326,082	326,082

TOTAL SHORT-TERM INVESTMENTS (Cost $4,213,466)		$4,212,927

Total Investments (Managed Volatility Aggressive Portfolio) (Cost $354,304,476) -99.9%		$362,668,842
Other assets and liabilities, net – 0.1%		213,142

TOTAL NET ASSETS – 100.0%		$362,881,984

Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.

Managed Volatility Aggressive Portfolio (continued)

(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 3-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Managed Volatility Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.0%
Equity – 50.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	7,411,086	$266,576,779
Capital Appreciation, Series NAV, JHVIT (Jennison)	1,644,524	23,418,027
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	19,624,227	208,409,294
Equity Income, Series NAV, JHVIT (T. Rowe Price)	17,698,851	266,721,681
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	6,158,331	280,511,988
Fundamental Large Cap Value, Class NAV, JHF II (JHAM) (B)(C)	3,363,520	40,530,414
Mid Cap Stock, Series NAV, JHVIT (Wellington)	3,522,067	70,089,138
Mid Value, Series NAV, JHVIT (T. Rowe Price)	6,754,441	70,516,362
Multifactor Developed International ETF, JHETF (DFA)	4,003,892	112,426,084
Multifactor Emerging Markets ETF, JHETF (DFA)	3,458,359	88,344,126
Multifactor Large Cap ETF, JHETF (DFA)	5,133,964	187,184,327
Multifactor Mid Cap ETF, JHETF (DFA)	3,271,665	114,966,308
Multifactor Small Cap ETF, JHETF (DFA)	3,387,351	87,732,391
Small Cap Growth, Class NAV, JHF II (Redwood)	2,204,798	36,820,122
Small Cap Value, Series NAV, JHVIT (Wellington)	2,113,641	36,270,086
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	79,386,920	1,529,785,952

		3,420,303,079
Fixed income – 48.6%
Bond, Class NAV, JHSB (JHAM) (B)(C)	54,669,101	857,211,505
Core Bond, Series NAV, JHVIT (Wells Capital)	22,919,293	297,950,805
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	161,547,648	2,166,353,963

		3,321,516,273
Alternative – 0.3%
Global Conservative Absolute Return, Class NAV, JHBT (Aberdeen) (D)	2,133,234	20,393,719

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,520,672,860)		$6,762,213,071

SHORT-TERM INVESTMENTS – 0.7%
Commercial paper – 0.2%
Bridgestone Americas, Inc. 2.550%, 04/01/2019 *	$3,000,000	2,999,400
Cummins, Inc. 2.550%, 05/20/2019 *	3,640,000	3,626,835
University of California 2.450%, 04/10/2019 *	5,215,000	5,201,868
Yale University 2.480%, 05/02/2019 *	4,395,000	4,384,884

		16,212,987
U.S. Government Agency – 0.5%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	13,325,000	13,325,000

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount Note (continued)
2.415%, 06/14/2019 *	$7,255,000	$7,218,910
2.430%, 09/25/2019 *	5,390,000	5,326,133
2.455%, 07/31/2019 *	4,875,000	4,835,347

		30,705,390
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	2,188,491	2,188,491

TOTAL SHORT-TERM INVESTMENTS (Cost $49,117,639)		$49,106,868

Total Investments (Managed Volatility Balanced Portfolio) (Cost $6,569,790,499) -99.7%		$6,811,319,939
Other assets and liabilities, net – 0.3%		23,028,330

TOTAL NET ASSETS – 100.0%		$6,834,348,269

Managed Volatility Balanced Portfolio (continued)

Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis^	value^	(depreciation)
British Pound Currency Futures	142	Long	Jun 2019	$11,680,425	$11,587,200	$(93,225)
Euro FX Futures	201	Long	Jun 2019	28,501,989	28,362,356	(139,633)
Euro STOXX 50 Index Futures	789	Long	Jun 2019	28,453,303	28,959,195	505,892
FTSE 100 Index Futures	126	Long	Jun 2019	11,561,687	11,834,696	273,009
Japanese Yen Currency Futures	134	Long	Jun 2019	15,200,511	15,205,650	5,139
MSCI Emerging Markets Index Futures	829	Long	Jun 2019	43,343,280	43,829,230	485,950
Nikkei 225 Index Futures	81	Long	Jun 2019	15,583,839	15,545,159	(38,680)
Russell 2000 E-Mini Index Futures	174	Long	Jun 2019	13,272,803	13,431,060	158,257
S&P 500 Index E-Mini Futures	1,460	Long	Jun 2019	201,455,830	207,174,000	5,718,170
S&P Mid 400 Index E-Mini Futures	214	Long	Jun 2019	39,852,932	40,681,400	828,468

						$7,703,347

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.1%
Equity – 19.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	622,730	$22,399,583
Capital Appreciation, Series NAV, JHVIT (Jennison)	217,010	3,090,224
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	856,015	9,090,882
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,480,422	22,309,956
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	528,300	24,064,055
Fundamental Large Cap Value, Class NAV, JHF II (JHAM) (B)(C)	249,612	3,007,826
Multifactor Developed International ETF, JHETF (DFA)	18,829	528,703
Multifactor Emerging Markets ETF, JHETF (DFA)	147,175	3,759,600
Multifactor Large Cap ETF, JHETF (DFA)	333,512	12,159,848

Managed Volatility Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Mid Cap ETF, JHETF (DFA)	429,501	$15,092,665
Multifactor Small Cap ETF, JHETF (DFA)	344,636	8,926,072
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	5,321,408	102,543,541

		226,972,955
Fixed income – 78.7%
Bond, Class NAV, JHSB (JHAM) (B)(C)	14,775,886	231,685,889
Core Bond, Series NAV, JHVIT (Wells Capital)	6,178,253	80,317,288
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	43,587,114	584,503,203

		896,506,380

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Alternative - 0.5%
Global Conservative Absolute Return, Class NAV, JHBT (Aberdeen) (D)	593,607	$5,674,887

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,125,713,137)		$1,129,154,222

SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.2%
Bridgestone Americas, Inc. 2.550%, 04/01/2019 *	$500,000	499,900
Cummins, Inc. 2.550%, 05/20/2019 *	620,000	617,758
University of California 2.450%, 04/10/2019 *	845,000	842,872
Yale University 2.480%, 05/02/2019 *	715,000	713,354

		2,673,884
U.S. Government Agency - 0.5%
Federal Home Loan Bank Discount Note
2.250%, 04/01/2019 *	2,339,000	2,339,000
2.415%, 06/14/2019 *	1,235,000	1,228,857
2.430%, 09/25/2019 *	920,000	909,099
2.455%, 07/31/2019 *	995,000	986,907

		5,463,863
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	399,042	399,042

TOTAL SHORT-TERM INVESTMENTS (Cost $8,537,764)		$8,536,789

Total Investments (Managed Volatility Conservative Portfolio) (Cost $1,134,250,901) - 99.8%		$1,137,691,011
Other assets and liabilities, net - 0.2%		1,931,594

TOTAL NET ASSETS—100.0%		$1,139,622,605

Managed Volatility Conservative Portfolio (continued)

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	8	Long	Jun 2019	$657,758	$652,800	$(4,958)
Euro FX Futures	12	Long	Jun 2019	1,701,636	1,693,275	(8,361)
Euro STOXX 50 Index Futures	49	Long	Jun 2019	1,767,087	1,798,480	31,393
FTSE 100 Index Futures	7	Long	Jun 2019	642,201	657,483	15,282
Japanese Yen Currency Futures	7	Long	Jun 2019	794,022	794,325	303
MSCI Emerging Markets Index Futures	42	Long	Jun 2019	2,195,910	2,220,540	24,630
Nikkei 225 Index Futures	4	Long	Jun 2019	766,378	767,662	1,284
Russell 2000 E-Mini Index Futures	9	Long	Jun 2019	686,494	694,710	8,216
S&P 500 Index E-Mini Futures	115	Long	Jun 2019	15,871,739	16,318,500	446,761
S&P Mid 400 Index E-Mini Futures	15	Long	Jun 2019	2,795,394	2,851,500	56,106

						$570,656

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.7%
Equity - 70.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	11,256,621	$404,900,665
Capital Appreciation, Series NAV, JHVIT (Jennison)	1,186,383	16,894,090
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	39,382,661	418,243,856
Equity Income, Series NAV, JHVIT (T. Rowe Price)	26,881,505	405,104,283
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	10,425,409	474,877,358
Fundamental Large Cap Value, Class NAV, JHF II (JHAM) (B)(C)	2,423,809	29,206,901
Mid Cap Stock, Series NAV, JHVIT (Wellington)	7,748,360	154,192,363
Mid Value, Series NAV, JHVIT (T. Rowe Price)	14,768,574	154,183,916
Multifactor Developed International ETF, JHETF (DFA)	9,838,683	276,262,348
Multifactor Emerging Markets ETF, JHETF (DFA)	7,143,056	182,470,080
Multifactor Large Cap ETF, JHETF (DFA)	7,728,647	281,786,470
Multifactor Mid Cap ETF, JHETF (DFA)	4,790,021	168,321,338
Multifactor Small Cap ETF, JHETF (DFA)	7,078,166	183,324,499
Small Cap Growth, Class NAV, JHF II (Redwood)	3,907,900	65,261,923
Small Cap Value, Series NAV, JHVIT (Wellington)	3,723,841	63,901,107
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	145,000,303	2,794,155,846

		6,073,087,043
Fixed income - 28.1%
Bond, Class NAV, JHSB (JHAM) (B)(C)	39,803,753	624,122,847
Core Bond, Series NAV, JHVIT (Wells Capital)	16,713,389	217,274,063
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	117,716,498	1,578,578,243

		2,419,975,153
Alternative - 0.2%
Global Conservative Absolute Return, Class NAV, JHBT (Aberdeen) (D)	2,228,243	21,302,001

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,978,341,660)		$8,514,364,197

UNAFFILIATED INVESTMENT COMPANIES - 0.2%
Equity - 0.2%
Fidelity International Index Fund	374,858	14,990,577

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $14,084,305)		$14,990,577

Managed Volatility Growth Portfolio (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Commercial paper - 0.3%
Bridgestone Americas, Inc. 2.550%, 04/01/2019 *	$3,450,000	$3,449,310
Cummins, Inc. 2.550%, 05/20/2019 *	4,460,000	4,443,869
University of California 2.450%, 04/10/2019 *	6,155,000	6,139,501
Yale University 2.480%, 05/02/2019 *	5,155,000	5,143,135

		19,175,815
U.S. Government Agency - 0.4%
Federal Home Loan Bank Discount Note
2.250%, 04/01/2019 *	11,818,000	11,818,000
2.415%, 06/14/2019 *	9,010,000	8,965,180
2.430%, 09/25/2019 *	6,910,000	6,828,122
2.455%, 07/31/2019 *	7,545,000	7,483,630

		35,094,932
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (E)	1,371,107	1,371,107

TOTAL SHORT-TERM INVESTMENTS (Cost $55,649,760)		$55,641,854

Total Investments (Managed Volatility Growth Portfolio) (Cost $8,048,075,725) -99.6%		$8,584,996,628
Other assets and liabilities, net - 0.4%		38,768,222

TOTAL NET ASSETS - 100.0%		$8,623,764,850

Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	255	Long	Jun 2019	$20,971,573	$20,808,000	$(163,573)
Euro FX Futures	352	Long	Jun 2019	49,893,254	49,669,400	(223,854)
Euro STOXX 50 Index Futures	1,370	Long	Jun 2019	49,476,761	50,284,027	807,266
FTSE 100 Index Futures	224	Long	Jun 2019	20,572,780	21,039,459	466,679
Japanese Yen Currency Futures	243	Long	Jun 2019	27,540,756	27,574,425	33,669
MSCI Emerging Markets Index Futures	1,484	Long	Jun 2019	77,676,854	78,459,080	782,226
Nikkei 225 Index Futures	143	Long	Jun 2019	27,734,897	27,443,923	(290,974)
Russell 2000 E-Mini Index Futures	287	Long	Jun 2019	21,973,679	22,153,530	179,851

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

FUTURES (continued)

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	2,184	Long	Jun 2019	301,782,699	309,909,600	$8,126,901
S&P Mid 400 Index E-Mini Futures	350	Long	Jun 2019	65,359,992	66,535,000	1,175,008

						$10,893,199

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.0%
Equity – 39.9%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,910,285	$68,712,956
Capital Appreciation, Series NAV, JHVIT (Jennison)	933,048	13,286,609
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	3,568,536	37,897,851
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,565,491	68,801,951
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	1,414,322	64,422,359
Fundamental Large Cap Value, Class NAV, JHF II (JHAM) (B)(C)	1,102,316	13,282,910
Mid Cap Stock, Series NAV, JHVIT (Wellington)	944,110	18,787,783
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,818,446	18,984,577
Multifactor Developed International ETF, JHETF (DFA)	509,781	14,314,243
Multifactor Emerging Markets ETF, JHETF (DFA)	625,592	15,980,810
Multifactor Large Cap ETF, JHETF (DFA)	1,128,329	41,138,875
Multifactor Mid Cap ETF, JHETF (DFA)	412,022	14,478,453
Multifactor Small Cap ETF, JHETF (DFA)	459,077	11,890,094
Small Cap Growth, Class NAV, JHF II (Redwood)	523,321	8,739,460
Small Cap Value, Series NAV, JHVIT (Wellington)	502,154	8,616,970
Strategic Equity Allocation, Series NAV, JHVIT (JHAM) (B)(C)	18,984,269	365,826,861

		785,162,762
Fixed income – 58.7%
Bond, Class NAV, JHSB (JHAM) (B)(C)	18,997,148	297,875,279
Core Bond, Series NAV, JHVIT (Wells Capital)	7,973,379	103,653,931
Select Bond, Series NAV, JHVIT (JHAM) (B)(C)	56,157,524	753,072,392

		1,154,601,602
Alternative – 0.4%
Global Conservative Absolute Return, Class NAV, JHBT (Aberdeen) (D)	819,503	7,834,449

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,911,590,821)		$1,947,598,813

SHORT-TERM INVESTMENTS – 0.7%
Commercial paper – 0.2%
Bridgestone Americas, Inc. 2.550%, 04/01/2019 *	$795,000	794,841

Managed Volatility Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial paper (continued)
Cummins, Inc. 2.550%, 05/20/2019 *	$965,000	$961,510
University of California 2.450%, 04/10/2019 *	1,320,000	1,316,676
Yale University 2.480%, 05/02/2019 *	1,110,000	1,107,445

		4,180,472
U.S. Government Agency – 0.4%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	3,764,000	3,764,000
2.415%, 06/14/2019 *	1,880,000	1,870,648
2.430%, 09/25/2019 *	1,430,000	1,413,056
2.455%, 07/31/2019 *	1,235,000	1,224,955

		8,272,659
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 2.3851% (E)	702,710	702,710

TOTAL SHORT-TERM INVESTMENTS (Cost $13,157,386)		$13,155,841

Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,924,748,207) - 99.7%		$1,960,754,654
Other assets and liabilities, net – 0.3%		5,708,804

TOTAL NET ASSETS – 100.0%		$1,966,463,458

Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Non-income producing.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
British Pound Currency Futures	31	Long	Jun 2019	$2,549,752	$2,529,600	$(20,152)
Euro FX Futures	46	Long	Jun 2019	6,523,213	6,490,888	(32,325)
Euro STOXX 50 Index Futures	181	Long	Jun 2019	6,527,346	6,643,364	116,018
FTSE 100 Index Futures	27	Long	Jun 2019	2,477,050	2,536,006	58,956
Japanese Yen Currency Futures	29	Long	Jun 2019	3,289,046	3,290,775	1,729
MSCI Emerging Markets Index Futures	165	Long	Jun 2019	8,626,835	8,723,550	96,715
Nikkei 225 Index Futures	18	Long	Jun 2019	3,449,414	3,454,480	5,066
Russell 2000 E-Mini Index Futures	38	Long	Jun 2019	2,898,935	2,933,220	34,285
S&P 500 Index E-Mini Futures	363	Long	Jun 2019	50,092,764	51,509,700	1,416,936
S&P Mid 400 Index E-Mini Futures	46	Long	Jun 2019	8,566,963	8,744,600	177,637

						$1,854,865

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.5%
Communication services – 2.5%
Entertainment – 1.0%
Cinemark Holdings, Inc.	87,726	$3,508,163
Live Nation Entertainment, Inc. (A)	113,868	7,235,173
World Wrestling Entertainment, Inc., Class A	36,016	3,125,468

		13,868,804
Interactive media and services – 0.2%
Cars.com, Inc. (A)	51,053	1,164,008
Yelp, Inc. (A)	62,136	2,143,692

		3,307,700
Media – 1.1%
AMC Networks, Inc., Class A (A)	36,835	2,090,755
Cable One, Inc.	4,080	4,004,030
John Wiley & Sons, Inc., Class A	37,327	1,650,600
Meredith Corp. (B)	32,908	1,818,496
TEGNA, Inc.	177,669	2,505,133
The New York Times Company, Class A	116,903	3,840,264

		15,909,278
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	77,176	2,371,618

		35,457,400
Consumer discretionary – 11.5%
Auto components – 1.0%
Adient PLC	71,678	928,947
Dana, Inc.	118,003	2,093,373
Delphi Technologies PLC	73,023	1,406,423
Gentex Corp.	213,416	4,413,443
The Goodyear Tire & Rubber Company	191,127	3,468,955
Visteon Corp. (A)	23,245	1,565,551

		13,876,692
Automobiles – 0.2%
Thor Industries, Inc.	43,053	2,685,216
Distributors – 0.4%
Pool Corp.	32,436	5,350,967
Diversified consumer services – 0.9%
Adtalem Global Education, Inc. (A)	47,567	2,203,303
Graham Holdings Company, Class B	3,580	2,445,784
Service Corp. International	149,322	5,995,278
Sotheby’s (A)	27,082	1,022,346

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Weight Watchers International, Inc. (A)	31,990	$644,599

		12,311,310
Hotels, restaurants and leisure – 4.0%
Boyd Gaming Corp.	65,753	1,799,002
Brinker International, Inc.	30,859	1,369,522
Caesars Entertainment Corp. (A)	479,918	4,170,487
Churchill Downs, Inc.	29,184	2,634,148
Cracker Barrel Old Country Store, Inc. (B)	19,833	3,205,211
Domino’s Pizza, Inc.	33,789	8,720,941
Dunkin’ Brands Group, Inc.	67,965	5,104,172
Eldorado Resorts, Inc. (A)	53,645	2,504,685
International Speedway Corp., Class A	19,558	853,316
Jack in the Box, Inc.	21,243	1,721,958
Marriott Vacations Worldwide Corp.	32,373	3,026,876
Papa John’s International, Inc. (B)	18,480	978,516
Penn National Gaming, Inc. (A)	87,520	1,759,152
Scientific Games Corp. (A)	45,407	927,211
Six Flags Entertainment Corp.	58,831	2,903,310
Texas Roadhouse, Inc.	54,910	3,414,853
The Cheesecake Factory, Inc. (B)	34,417	1,683,680
The Wendy’s Company	149,686	2,677,883
Wyndham Destinations, Inc.	77,758	3,148,421
Wyndham Hotels & Resorts, Inc.	80,589	4,028,644

		56,631,988
Household durables – 1.4%
Helen of Troy, Ltd. (A)	21,068	2,443,045
KB Home	69,660	1,683,682
NVR, Inc. (A)	2,799	7,744,833
Tempur Sealy International, Inc. (A)	37,777	2,178,600
Toll Brothers, Inc.	110,460	3,998,652
TRI Pointe Group, Inc. (A)	116,273	1,469,691
Tupperware Brands Corp.	40,089	1,025,477

		20,543,980
Leisure products – 0.5%
Brunswick Corp.	71,578	3,602,521
Polaris Industries, Inc.	47,172	3,982,732

		7,585,253
Multiline retail – 0.3%
Dillard’s, Inc., Class A (B)	15,248	1,098,161

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Ollie’s Bargain Outlet Holdings, Inc. (A)	42,378	$3,616,115

		4,714,276
Specialty retail – 2.0%
Aaron’s, Inc.	55,331	2,910,411
American Eagle Outfitters, Inc.	137,920	3,057,686
AutoNation, Inc. (A)	47,492	1,696,414
Bed Bath & Beyond, Inc. (B)	113,038	1,920,516
Dick’s Sporting Goods, Inc.	60,869	2,240,588
Five Below, Inc. (A)	45,895	5,702,454
Murphy USA, Inc. (A)	24,743	2,118,496
Sally Beauty Holdings, Inc. (A)	99,144	1,825,241
Signet Jewelers, Ltd.	42,839	1,163,507
The Michaels Companies, Inc. (A)	74,174	847,067
Urban Outfitters, Inc. (A)	62,179	1,842,986
Williams-Sonoma, Inc. (B)	65,902	3,708,306

		29,033,672
Textiles, apparel and luxury goods – 0.8%
Carter’s, Inc.	37,464	3,775,997
Deckers Outdoor Corp. (A)	24,032	3,532,464
Skechers U.S.A., Inc., Class A (A)	109,848	3,691,991

		11,000,452

		163,733,806
Consumer staples – 2.7%
Beverages – 0.1%
The Boston Beer Company, Inc., Class A (A)	7,170	2,113,214
Food and staples retailing – 0.4%
Casey’s General Stores, Inc.	30,100	3,875,977
Sprouts Farmers Market, Inc. (A)	102,199	2,201,366

		6,077,343
Food products – 1.7%
Flowers Foods, Inc.	150,728	3,213,521
Ingredion, Inc.	54,884	5,196,966
Lancaster Colony Corp.	16,106	2,523,649
Post Holdings, Inc. (A)	54,746	5,989,212
Sanderson Farms, Inc.	16,050	2,116,032
The Hain Celestial Group, Inc. (A)	73,852	1,707,458
Tootsie Roll Industries, Inc.	15,756	586,750
TreeHouse Foods, Inc. (A)	45,974	2,967,622

		24,301,210
Household products – 0.2%
Energizer Holdings, Inc.	52,351	2,352,130
Personal products – 0.3%
Edgewell Personal Care Company (A)	44,595	1,957,275
Nu Skin Enterprises, Inc., Class A	45,576	2,181,267

		4,138,542

		38,982,439
Energy – 3.7%
Energy equipment and services – 1.1%
Apergy Corp. (A)	63,828	2,620,778
Core Laboratories NV	36,487	2,515,046
Ensco PLC, Class A (B)	360,731	1,417,673
McDermott International, Inc. (A)	149,021	1,108,716
Oceaneering International, Inc. (A)	81,323	1,282,464
Patterson-UTI Energy, Inc.	175,782	2,464,464
Rowan Companies PLC, Class A (A)	104,872	1,131,569
Transocean, Ltd. (A)	416,020	3,623,534

		16,164,244
Oil, gas and consumable fuels – 2.6%
Callon Petroleum Company (A)	187,808	1,417,950
Chesapeake Energy Corp. (A)(B)	859,583	2,664,707

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
CNX Resources Corp. (A)	163,224	$1,757,922
EQT Corp.	209,957	4,354,508
Equitrans Midstream Corp.	167,161	3,640,767
Matador Resources Company (A)	85,442	1,651,594
Murphy Oil Corp.	133,791	3,920,076
Oasis Petroleum, Inc. (A)	223,108	1,347,572
PBF Energy, Inc., Class A	98,489	3,066,947
QEP Resources, Inc. (A)	195,397	1,522,143
Range Resources Corp.	170,897	1,920,882
SM Energy Company	85,141	1,489,116
Southwestern Energy Company (A)	445,553	2,089,644
World Fuel Services Corp.	55,481	1,602,846
WPX Energy, Inc. (A)	324,914	4,259,623

		36,706,297

		52,870,541
Financials – 15.5%
Banks – 6.9%
Associated Banc-Corp.	135,280	2,888,228
BancorpSouth Bank	74,850	2,112,267
Bank of Hawaii Corp.	33,943	2,677,084
Bank OZK	99,311	2,878,033
Cathay General Bancorp	62,961	2,135,008
Chemical Financial Corp.	58,957	2,426,670
Commerce Bancshares, Inc.	81,307	4,720,684
Cullen/Frost Bankers, Inc.	51,878	5,035,797
East West Bancorp, Inc.	119,345	5,724,980
Fifth Third Bancorp	1	21
First Financial Bankshares, Inc.	56,226	3,248,738
First Horizon National Corp.	261,933	3,661,823
FNB Corp.	267,611	2,836,677
Fulton Financial Corp.	139,846	2,164,816
Hancock Whitney Corp.	70,605	2,852,442
Home BancShares, Inc.	127,716	2,243,970
International Bancshares Corp.	44,842	1,705,341
PacWest Bancorp	99,422	3,739,261
Pinnacle Financial Partners, Inc.	59,991	3,281,508
Prosperity Bancshares, Inc.	54,562	3,768,052
Signature Bank	45,360	5,809,255
Sterling Bancorp	175,088	3,261,889
Synovus Financial Corp.	131,015	4,501,675
TCF Financial Corp.	135,009	2,793,336
Texas Capital Bancshares, Inc. (A)	41,411	2,260,626
Trustmark Corp.	53,667	1,804,821
UMB Financial Corp.	36,346	2,327,598
Umpqua Holdings Corp.	180,961	2,985,857
United Bankshares, Inc.	84,063	3,046,443
Valley National Bancorp	273,550	2,620,609
Webster Financial Corp.	75,866	3,844,130
Wintrust Financial Corp.	46,535	3,133,202

		98,490,841
Capital markets – 2.9%
Eaton Vance Corp.	94,811	3,821,831
Evercore, Inc., Class A	33,751	3,071,341
FactSet Research Systems, Inc.	31,319	7,775,568
Federated Investors, Inc., Class B	78,779	2,309,012
Interactive Brokers Group, Inc., Class A	61,705	3,201,255
Janus Henderson Group PLC	135,813	3,392,609
Legg Mason, Inc.	70,580	1,931,775
MarketAxess Holdings, Inc.	31,022	7,633,894
SEI Investments Company	106,289	5,553,600
Stifel Financial Corp.	59,172	3,121,915

		41,812,800
Consumer finance – 0.6%
Green Dot Corp., Class A (A)	39,181	2,376,328

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Navient Corp.	179,125	$2,072,476
SLM Corp.	359,512	3,562,764

		8,011,568
Insurance – 4.5%
Alleghany Corp. (A)	11,913	7,295,521
American Financial Group, Inc.	58,042	5,584,221
Brown & Brown, Inc.	191,156	5,641,014
CNO Financial Group, Inc.	132,233	2,139,530
First American Financial Corp.	91,787	4,727,031
Genworth Financial, Inc., Class A (A)	413,236	1,582,694
Kemper Corp.	50,052	3,810,959
Mercury General Corp.	22,377	1,120,416
Old Republic International Corp.	234,092	4,897,205
Primerica, Inc.	35,065	4,283,190
Reinsurance Group of America, Inc.	51,706	7,341,218
RenaissanceRe Holdings, Ltd.	34,773	4,989,926
The Hanover Insurance Group, Inc.	33,418	3,815,333
W.R. Berkley Corp.	79,397	6,726,514

		63,954,772
Thrifts and mortgage finance – 0.6%
LendingTree, Inc. (A)(B)	6,140	2,158,578
New York Community Bancorp, Inc.	384,752	4,451,581
Washington Federal, Inc.	66,758	1,928,639

		8,538,798

		220,808,779
Health care – 9.4%
Biotechnology – 0.9%
Exelixis, Inc. (A)	247,280	5,885,264
Ligand Pharmaceuticals, Inc. (A)(B)	16,828	2,115,448
United Therapeutics Corp. (A)	35,968	4,221,564

		12,222,276
Health care equipment and supplies – 3.6%
Avanos Medical, Inc. (A)	39,138	1,670,410
Cantel Medical Corp.	29,953	2,003,556
Globus Medical, Inc., Class A (A)	62,732	3,099,588
Haemonetics Corp. (A)	41,981	3,672,498
Hill-Rom Holdings, Inc.	54,873	5,808,856
ICU Medical, Inc. (A)	13,695	3,277,624
Inogen, Inc. (A)	14,721	1,403,942
Integra LifeSciences Holdings Corp. (A)	58,341	3,250,761
LivaNova PLC (A)	40,031	3,893,015
Masimo Corp. (A)	40,234	5,563,558
NuVasive, Inc. (A)	42,434	2,409,827
STERIS PLC	69,618	8,913,193
West Pharmaceutical Services, Inc.	61,131	6,736,636

		51,703,464
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)(B)	72,830	2,134,647
Amedisys, Inc. (A)	23,978	2,955,528
Chemed Corp.	13,143	4,206,680
Covetrus, Inc. (A)	78,833	2,510,831
Encompass Health Corp.	81,294	4,747,570
HealthEquity, Inc. (A)	44,620	3,300,988
MEDNAX, Inc. (A)	72,323	1,965,016
Molina Healthcare, Inc. (A)	51,387	7,294,899
Patterson Companies, Inc. (B)	68,171	1,489,536
Tenet Healthcare Corp. (A)	68,512	1,975,886

		32,581,581
Health care technology – 0.4%
Allscripts Healthcare Solutions, Inc. (A)	141,005	1,345,188
Medidata Solutions, Inc. (A)	51,273	3,755,235

		5,100,423

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 1.7%
Bio-Rad Laboratories, Inc., Class A (A)	16,572	$5,065,729
Bio-Techne Corp.	31,091	6,173,118
Charles River Laboratories International, Inc. (A)	39,689	5,764,827
PRA Health Sciences, Inc. (A)	48,554	5,355,021
Syneos Health, Inc. (A)	50,258	2,601,354

		24,960,049
Pharmaceuticals – 0.5%
Catalent, Inc. (A)	119,962	4,869,258
Mallinckrodt PLC (A)	68,751	1,494,647
Prestige Consumer Healthcare, Inc. (A)	42,695	1,277,007

		7,640,912

		134,208,705
Industrials – 14.8%
Aerospace and defense – 0.8%
Curtiss-Wright Corp.	35,211	3,990,815
Teledyne Technologies, Inc. (A)	29,833	7,070,719

		11,061,534
Air freight and logistics – 0.3%
XPO Logistics, Inc. (A)(B)	89,891	4,830,742
Airlines – 0.3%
JetBlue Airways Corp. (A)	252,330	4,128,119
Building products – 0.9%
Lennox International, Inc.	29,546	7,811,962
Resideo Technologies, Inc. (A)	101,473	1,957,414
Trex Company, Inc. (A)	49,751	3,060,682

		12,830,058
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	41,836	2,992,529
Deluxe Corp.	35,935	1,571,078
Healthcare Services Group, Inc.	60,898	2,009,025
Herman Miller, Inc.	48,472	1,705,245
HNI Corp.	35,786	1,298,674
MSA Safety, Inc.	28,885	2,986,709
Pitney Bowes, Inc.	154,824	1,063,641
Stericycle, Inc. (A)	70,274	3,824,311
The Brink’s Company	40,871	3,082,082

		20,533,294
Construction and engineering – 1.2%
AECOM (A)	128,505	3,812,743
Dycom Industries, Inc. (A)	25,826	1,186,446
EMCOR Group, Inc.	46,113	3,369,938
Granite Construction, Inc.	38,405	1,657,176
KBR, Inc.	116,254	2,219,289
MasTec, Inc. (A)	50,704	2,438,862
Valmont Industries, Inc.	18,067	2,350,517

		17,034,971
Electrical equipment – 1.3%
Acuity Brands, Inc.	32,837	3,940,768
EnerSys	35,434	2,308,879
Hubbell, Inc.	44,948	5,302,965
nVent Electric PLC	132,762	3,581,919
Regal Beloit Corp.	35,216	2,883,134

		18,017,665
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	47,163	5,783,127
Machinery – 4.8%
AGCO Corp.	52,925	3,680,934
Colfax Corp. (A)	78,215	2,321,421
Crane Company	41,865	3,542,616
Donaldson Company, Inc.	105,254	5,269,015

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graco, Inc.	136,093	$6,739,325
IDEX Corp.	62,404	9,469,183
ITT, Inc.	71,947	4,172,926
Kennametal, Inc.	67,753	2,489,923
Lincoln Electric Holdings, Inc.	52,059	4,366,188
Nordson Corp.	42,477	5,629,052
Oshkosh Corp.	57,672	4,332,897
Terex Corp.	50,990	1,638,309
The Timken Company	56,125	2,448,173
The Toro Company	87,397	6,016,409
Trinity Industries, Inc.	109,761	2,385,107
Woodward, Inc.	46,031	4,367,882

		68,869,360
Marine – 0.2%
Kirby Corp. (A)	44,274	3,325,420
Professional services – 0.8%
ASGN, Inc. (A)	43,304	2,749,371
Insperity, Inc.	30,676	3,793,394
ManpowerGroup, Inc.	49,707	4,110,272

		10,653,037
Road and rail – 1.7%
Avis Budget Group, Inc. (A)	52,388	1,826,246
Genesee & Wyoming, Inc., Class A (A)	46,332	4,037,370
Knight-Swift Transportation Holdings, Inc.	102,537	3,350,909
Landstar System, Inc.	33,031	3,613,261
Old Dominion Freight Line, Inc.	53,450	7,717,646
Ryder System, Inc.	43,809	2,715,720
Werner Enterprises, Inc.	35,962	1,228,102

		24,489,254
Trading companies and distributors – 0.7%
GATX Corp.	30,130	2,301,028
MSC Industrial Direct Company, Inc., Class A	37,162	3,073,669
NOW, Inc. (A)	89,472	1,249,029
Watsco, Inc.	26,504	3,795,638

		10,419,364

		211,975,945
Information technology – 15.4%
Communications equipment – 1.4%
ARRIS International PLC (A)	134,860	4,262,925
Ciena Corp. (A)	118,421	4,421,840
InterDigital, Inc.	26,848	1,771,431
Lumentum Holdings, Inc. (A)	62,650	3,542,231
NetScout Systems, Inc. (A)	57,711	1,619,948
Plantronics, Inc.	26,963	1,243,264
ViaSat, Inc. (A)(B)	46,799	3,626,923

		20,488,562
Electronic equipment, instruments and components – 4.1%
Arrow Electronics, Inc. (A)	69,910	5,387,265
Avnet, Inc.	89,256	3,871,033
Belden, Inc.	32,426	1,741,276
Cognex Corp.	140,642	7,153,052
Coherent, Inc. (A)	20,018	2,836,951
Jabil, Inc.	115,910	3,082,047
Littelfuse, Inc.	20,340	3,711,643
National Instruments Corp.	92,550	4,105,518
SYNNEX Corp.	34,197	3,262,052
Tech Data Corp. (A)	30,660	3,139,891
Trimble, Inc. (A)	207,248	8,372,819
Vishay Intertechnology, Inc.	109,024	2,013,673

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Zebra Technologies Corp., Class A (A)	44,335	$9,289,513

		57,966,733
IT services – 2.6%
CACI International, Inc., Class A (A)	20,506	3,732,502
CoreLogic, Inc. (A)	65,929	2,456,515
Leidos Holdings, Inc.	120,336	7,712,334
LiveRamp Holdings, Inc. (A)	56,127	3,062,850
MAXIMUS, Inc.	52,526	3,728,295
Perspecta, Inc.	115,787	2,341,213
Sabre Corp.	226,547	4,845,840
Science Applications International Corp.	41,895	3,223,820
WEX, Inc. (A)	35,489	6,813,533

		37,916,902
Semiconductors and semiconductor equipment – 3.0%
Cirrus Logic, Inc. (A)	48,694	2,048,557
Cree, Inc. (A)	84,992	4,863,242
Cypress Semiconductor Corp.	299,593	4,469,928
First Solar, Inc. (A)	62,276	3,290,664
MKS Instruments, Inc.	44,549	4,145,284
Monolithic Power Systems, Inc.	32,514	4,405,322
Silicon Laboratories, Inc. (A)	35,434	2,865,193
Synaptics, Inc. (A)	28,244	1,122,699
Teradyne, Inc.	142,941	5,694,769
Universal Display Corp. (B)	34,893	5,333,395
Versum Materials, Inc.	89,694	4,512,505

		42,751,558
Software – 4.1%
ACI Worldwide, Inc. (A)	95,707	3,145,889
Blackbaud, Inc.	39,901	3,181,307
CDK Global, Inc.	102,676	6,039,402
CommVault Systems, Inc. (A)	31,743	2,055,042
Fair Isaac Corp. (A)	23,947	6,504,724
j2 Global, Inc.	38,151	3,303,877
LogMeIn, Inc.	41,859	3,352,906
Manhattan Associates, Inc. (A)	53,529	2,949,983
PTC, Inc. (A)	87,906	8,103,175
Teradata Corp. (A)	96,577	4,215,586
The Ultimate Software Group, Inc. (A)	26,084	8,611,111
Tyler Technologies, Inc. (A)	31,529	6,444,528

		57,907,530
Technology hardware, storage and peripherals – 0.2%
NCR Corp. (A)	98,031	2,675,266

		219,706,551
Materials – 6.7%
Chemicals – 2.7%
Ashland Global Holdings, Inc.	51,565	4,028,773
Cabot Corp.	48,980	2,039,037
Ingevity Corp. (A)	34,266	3,618,832
Minerals Technologies, Inc.	29,098	1,710,671
NewMarket Corp.	7,181	3,113,394
Olin Corp.	135,725	3,140,677
PolyOne Corp.	63,965	1,874,814
RPM International, Inc.	108,383	6,290,549
Sensient Technologies Corp.	34,886	2,364,922
The Chemours Company	137,523	5,110,355
The Scotts Miracle-Gro Company	32,415	2,547,171
Valvoline, Inc.	154,511	2,867,724

		38,706,919
Construction materials – 0.2%
Eagle Materials, Inc.	37,786	3,185,360

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging – 1.4%
AptarGroup, Inc.	51,834	$5,514,619
Bemis Company, Inc.	75,108	4,166,992
Greif, Inc., Class A	21,407	883,039
Owens-Illinois, Inc.	126,437	2,399,774
Silgan Holdings, Inc.	63,417	1,879,046
Sonoco Products Company	82,129	5,053,397

		19,896,867
Metals and mining – 2.0%
Allegheny Technologies, Inc. (A)	103,716	2,652,018
Carpenter Technology Corp.	39,091	1,792,322
Commercial Metals Company	97,070	1,657,956
Compass Minerals International, Inc.	27,935	1,518,826
Reliance Steel & Aluminum Company	55,212	4,983,435
Royal Gold, Inc.	53,908	4,901,854
Steel Dynamics, Inc.	188,968	6,664,901
United States Steel Corp.	142,573	2,778,748
Worthington Industries, Inc.	32,310	1,205,809

		28,155,869
Paper and forest products – 0.4%
Domtar Corp.	51,908	2,577,232
Louisiana-Pacific Corp.	111,448	2,717,102

		5,294,334

		95,239,349
Real estate – 9.8%
Equity real estate investment trusts – 9.3%
Alexander & Baldwin, Inc. (A)	55,871	1,421,358
American Campus Communities, Inc.	112,784	5,366,263
Brixmor Property Group, Inc.	245,843	4,516,136
Camden Property Trust	79,579	8,077,269
CoreCivic, Inc.	97,936	1,904,855
CoreSite Realty Corp.	30,284	3,240,994
Corporate Office Properties Trust	90,749	2,477,448
Cousins Properties, Inc.	345,509	3,337,617
CyrusOne, Inc.	89,123	4,673,610
Douglas Emmett, Inc.	133,224	5,384,914
EPR Properties	61,684	4,743,500
First Industrial Realty Trust, Inc.	104,230	3,685,573
Healthcare Realty Trust, Inc.	103,348	3,318,504
Highwoods Properties, Inc.	85,097	3,980,838
Hospitality Properties Trust	135,175	3,556,454
JBG SMITH Properties	90,839	3,756,193
Kilroy Realty Corp.	83,138	6,315,162
Lamar Advertising Company, Class A	70,036	5,551,053
Liberty Property Trust	121,701	5,892,762
Life Storage, Inc.	38,455	3,740,518
Mack-Cali Realty Corp.	74,537	1,654,721
Medical Properties Trust, Inc.	313,798	5,808,401
National Retail Properties, Inc.	133,086	7,371,634
Omega Healthcare Investors, Inc.	168,157	6,415,190
Pebblebrook Hotel Trust	107,427	3,336,683
PotlatchDeltic Corp.	55,762	2,107,246
Rayonier, Inc.	106,377	3,353,003
Sabra Health Care REIT, Inc.	147,121	2,864,446
Senior Housing Properties Trust	195,063	2,297,842
Tanger Factory Outlet Centers, Inc.	77,492	1,625,782
Taubman Centers, Inc.	50,392	2,664,729
The GEO Group, Inc.	99,354	1,907,597
Uniti Group, Inc.	147,696	1,652,718
Urban Edge Properties	94,326	1,792,194
Weingarten Realty Investors	98,481	2,892,387

		132,685,594
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc.	37,517	5,784,371

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Realogy Holdings Corp. (B)	93,334	$1,064,008

		6,848,379

		139,533,973
Utilities – 4.5%
Electric utilities – 1.5%
ALLETE, Inc.	42,436	3,489,512
Hawaiian Electric Industries, Inc.	89,845	3,662,981
IDACORP, Inc.	41,446	4,125,535
OGE Energy Corp.	164,415	7,089,575
PNM Resources, Inc.	65,436	3,097,740

		21,465,343
Gas utilities – 1.9%
National Fuel Gas Company	70,940	4,324,502
New Jersey Resources Corp.	73,033	3,636,313
ONE Gas, Inc.	43,344	3,858,916
Southwest Gas Holdings, Inc.	43,738	3,597,888
Spire, Inc.	41,745	3,435,196
UGI Corp.	143,112	7,931,267

		26,784,082
Multi-utilities – 0.7%
Black Hills Corp.	44,542	3,299,226
MDU Resources Group, Inc.	161,220	4,164,313
NorthWestern Corp.	41,524	2,923,705

		10,387,244
Water utilities – 0.4%
Aqua America, Inc.	146,836	5,350,704

		63,987,373

TOTAL COMMON STOCKS (Cost $1,182,520,976)		$1,376,504,861

SECURITIES LENDING COLLATERAL – 2.4%
John Hancock Collateral Trust, 2.6031% (C)(D)	3,438,811	34,411,499

TOTAL SECURITIES LENDING COLLATERAL (Cost $34,412,340)		$34,411,499

SHORT-TERM INVESTMENTS – 3.3%
U.S. Government Agency – 2.9%
Federal Home Loan Bank Discount Note
2.400%, 04/15/2019 *	$15,000,000	14,985,883
2.410%, 04/04/2019 *	16,000,000	15,996,773
2.410%, 04/18/2019 *	10,000,000	9,988,572

		40,971,228
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $5,089,551 on 4-1-19, collateralized by $5,300,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $5,192,834, including interest)	5,089,000	5,089,000

TOTAL SHORT-TERM INVESTMENTS (Cost $46,060,406)		$46,060,228

Total Investments (Mid Cap Index Trust) (Cost $1,262,993,722) – 102.2%		$1,456,976,588
Other assets and liabilities, net – (2.2%)		(31,089,837)

TOTAL NET ASSETS – 100.0%		$1,425,886,751

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $33,626,553.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Cap Index Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	289	Long	Jun 2019	$54,141,399	$54,938,900	$797,501

						$797,501

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 87.5%
Communication services – 5.6%
Entertainment – 3.7%
Electronic Arts, Inc. (A)	38,211	$3,883,384
Spotify Technology SA (A)	140,651	19,522,361
Take-Two Interactive Software, Inc. (A)	53,633	5,061,346

		28,467,091
Interactive media and services – 1.9%
TripAdvisor, Inc. (A)	135,051	6,948,374
Zillow Group, Inc., Class C (A)(B)	216,177	7,509,989

		14,458,363
Media – 0.0%
Ocean Outdoor, Ltd. (A)(C)	9,718	76,772

		43,002,226
Consumer discretionary – 17.5%
Diversified consumer services – 1.5%
Grand Canyon Education, Inc. (A)	99,620	11,407,486
Hotels, restaurants and leisure – 9.0%
Chipotle Mexican Grill, Inc. (A)	25,220	17,914,018
Hilton Grand Vacations, Inc. (A)	199,879	6,166,267
Marriott Vacations Worldwide Corp.	106,102	9,920,537
Norwegian Cruise Line Holdings, Ltd. (A)	216,691	11,909,337
Planet Fitness, Inc., Class A (A)	158,965	10,924,075
Vail Resorts, Inc.	57,400	12,473,020

		69,307,254
Household durables – 1.0%
Lennar Corp., A Shares	165,446	8,121,744
Internet and direct marketing retail – 1.4%
Wayfair, Inc., Class A (A)(B)	71,214	10,571,718
Leisure products – 0.9%
Polaris Industries, Inc.	84,085	7,099,297
Specialty retail – 2.5%
Burlington Stores, Inc. (A)	38,900	6,094,852
Floor & Decor Holdings, Inc., Class A (A)	316,157	13,031,992
JAND, Inc., Class A (A)(D)(E)	28,798	431,682

		19,558,526
Textiles, apparel and luxury goods – 1.2%
Under Armour, Inc., Class A (A)(B)	90,625	1,915,813
Under Armour, Inc., Class C (A)	387,242	7,307,257

		9,223,070

		135,289,095
Consumer staples – 4.1%

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages – 2.5%
Monster Beverage Corp. (A)	354,339	$19,339,823
Food products – 1.6%
Lamb Weston Holdings, Inc.	169,676	12,715,519

		32,055,342
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Diamondback Energy, Inc.	28,043	2,847,206
WPX Energy, Inc. (A)	449,725	5,895,895

		8,743,101
Financials – 1.0%
Capital markets – 1.0%
TD Ameritrade Holding Corp.	153,245	7,660,718
Diversified financial services – 0.0%
J2 Acquisition, Ltd. (A)(C)	24,340	219,978

		7,880,696
Health care – 22.4%
Biotechnology – 8.2%
Bluebird Bio, Inc. (A)(B)	12,564	1,976,694
CareDx, Inc. (A)	103,508	3,262,572
Exact Sciences Corp. (A)	292,339	25,322,404
Galapagos NV (A)	61,042	7,177,719
Galapagos NV, ADR (A)	8,312	978,987
Ionis Pharmaceuticals, Inc. (A)	145,206	11,786,371
Sage Therapeutics, Inc. (A)	53,396	8,492,634
Seattle Genetics, Inc. (A)	66,369	4,860,866

		63,858,247
Health care equipment and supplies – 12.9%
Align Technology, Inc. (A)	94,555	26,884,823
DexCom, Inc. (A)	54,338	6,471,656
Edwards Lifesciences Corp. (A)	74,389	14,232,847
Haemonetics Corp. (A)	209,775	18,351,117
Insulet Corp. (A)	154,503	14,691,690
Penumbra, Inc. (A)(B)	80,264	11,799,611
Tandem Diabetes Care, Inc. (A)	115,882	7,358,507

		99,790,251
Health care technology – 1.2%
Veeva Systems, Inc., Class A (A)	73,999	9,387,513
Pharmaceuticals – 0.1%
Elanco Animal Health, Inc. (A)	13,507	433,169

		173,469,180
Industrials – 8.8%

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense – 2.1%
Harris Corp.	101,779	$16,255,124
Commercial services and supplies – 1.4%
The Brink’s Company	147,764	11,142,883
Industrial conglomerates – 1.2%
Roper Technologies, Inc.	26,772	9,155,221
Machinery – 1.3%
IDEX Corp.	64,316	9,759,310
Professional services – 2.8%
CoStar Group, Inc. (A)	47,227	22,027,617

		68,340,155
Information technology – 26.9%
Electronic equipment, instruments and components – 2.1%
Zebra Technologies Corp., Class A (A)	76,021	15,928,680
IT services – 3.6%
GoDaddy, Inc., Class A (A)	134,908	10,143,733
Shopify, Inc., Class A (A)	44,758	9,247,898
Square, Inc., Class A (A)	115,699	8,668,169

		28,059,800
Semiconductors and semiconductor equipment – 3.3%
Advanced Micro Devices, Inc. (A)	737,007	18,808,419
Universal Display Corp.	41,732	6,378,736

		25,187,155
Software – 17.9%
2U, Inc. (A)(B)	162,765	11,531,900
Birst, Inc. (A)(E)	374,273	19,462
DraftKings, Inc. (A)(D)(E)	1,058,486	2,466,272
Fair Isaac Corp. (A)	41,800	11,354,134
Guidewire Software, Inc. (A)	237,000	23,026,920
Pivotal Software, Inc., Class A (A)	585,924	12,216,515
ServiceNow, Inc. (A)	102,249	25,203,356
Splunk, Inc. (A)	131,954	16,441,468
Workday, Inc., Class A (A)	132,810	25,612,409
Zendesk, Inc. (A)	127,326	10,822,710

		138,695,146

		207,870,781
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc., Class A (A)(D)(E)	7,544	474,140

TOTAL COMMON STOCKS (Cost $539,058,428)		$677,124,716

PREFERRED SECURITIES – 7.3%
Communication services – 3.6%
Interactive media and services – 3.2%
Lookout, Inc., Series F (A)(D)(E)	211,003	1,498,121
Uber Technologies, Inc. (A)(D)(E)	420,446	22,943,738

		24,441,859
Media – 0.4%
Pinterest, Inc., Series G (A)(D)(E)	454,185	3,188,379

		27,630,238
Consumer discretionary – 1.3%
Diversified consumer services – 0.3%
The Honest Company, Inc., Series C (A)(D)(E)	75,561	2,346,925
Internet and direct marketing retail – 0.9%
Coupang LLC (A)(D)(E)	1,177,710	6,713,889
One Kings Lane, Inc. (A)(E)	302,694	48,431

		6,762,320

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Specialty retail – 0.1%
JAND, Inc., Series D (A)(D)(E)	64,307	$963,962

		10,073,207
Information technology – 0.9%
Software – 0.9%
Essence Group Holdings Corp. (A)(D)(E)	1,663,188	4,923,036
MarkLogic Corp., Series F (A)(D)(E)	253,035	2,479,743

		7,402,779
Real estate – 1.5%
Real estate management and development – 1.5%
WeWork Companies, Inc., Series D1 (A)(D)(E)	103,140	6,535,982
WeWork Companies, Inc., Series D2 (A)(D)(E)	81,039	5,135,441

		11,671,423

TOTAL PREFERRED SECURITIES (Cost $29,545,696)		$56,777,647

WARRANTS – 0.0%
J2 Acquisition, Ltd. (Expiration Date: 10-10-20; Strike Price: $11.50) (A)	26,300	4,668

TOTAL WARRANTS (Cost $12,887)		$4,668

SECURITIES LENDING COLLATERAL – 4.4%
John Hancock Collateral Trust, 2.6031% (F)(G)	3,382,334	33,846,337

TOTAL SECURITIES LENDING COLLATERAL (Cost $33,847,233)		$33,846,337

SHORT-TERM INVESTMENTS – 5.5%
Repurchase agreement – 5.5%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-29-19 at 2.570% to be repurchased at $42,909,188 on 4-1-19, collateralized by $5,456,975 Federal Home Loan Mortgage Corp., 3.500% - 4.000% due 4-1-32 to 11-1-45 (valued at $5,700,467, including interest)	$42,900,000	42,900,000

TOTAL SHORT-TERM INVESTMENTS (Cost $42,900,000)		$42,900,000

Total Investments (Mid Cap Stock Trust) (Cost $645,364,244) – 104.7%		$810,653,368
Other assets and liabilities, net – (4.7%)		(36,730,826)

TOTAL NET ASSETS – 100.0%		$773,922,542

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $33,125,022.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 92.5%
Communication services – 3.3%
Entertainment – 1.3%
Viacom, Inc., Class B	308,289	$8,653,672
Media – 2.0%
CBS Corp., Class B	64,230	3,052,852
DISH Network Corp., Class A (A)	23,900	757,391
News Corp., Class A	674,354	8,388,964
Scholastic Corp.	47,892	1,904,186

		14,103,393

		22,757,065
Consumer discretionary – 3.0%
Diversified consumer services – 0.7%
Strategic Education, Inc.	37,105	4,872,258
Specialty retail – 1.4%
The Gap, Inc.	59,900	1,568,182
Tiffany & Company	75,044	7,920,894

		9,489,076
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	47,859	6,206,355

		20,567,689
Consumer staples – 11.0%
Beverages – 1.6%
Carlsberg A/S, Class B	88,856	11,111,281
Molson Coors Brewing Company, Class B	1,800	107,370

		11,218,651
Food and staples retailing – 1.9%
Sysco Corp.	49,608	3,311,830
The Kroger Company	378,873	9,320,276

		12,632,106
Food products – 5.5%
Archer-Daniels-Midland Company	141,903	6,120,276
Bunge, Ltd.	261,940	13,901,156
Campbell Soup Company (B)	127,932	4,878,047
Flowers Foods, Inc.	567,871	12,107,010
Hostess Brands, Inc. (A)	50,127	626,588

		37,633,077
Household products – 0.9%
Kimberly-Clark Corp.	47,702	5,910,278
Personal products – 1.1%
Edgewell Personal Care Company (A)	175,260	7,692,161

		75,086,273
Energy – 11.9%
Energy equipment and services – 1.0%
Frank’s International NV (A)(B)	309,670	1,923,045
SEACOR Holdings, Inc. (A)	31,302	1,323,449
SEACOR Marine Holdings, Inc. (A)	98,958	1,317,131
Tidewater, Inc. (A)	95,900	2,223,921

		6,787,546
Oil, gas and consumable fuels – 10.9%
Apache Corp.	128,352	4,448,680
ARC Resources, Ltd. (B)	396,856	2,708,367
Cameco Corp.	559,649	6,598,262
Canadian Natural Resources, Ltd.	245,953	6,763,708
EQT Corp.	807,132	16,739,918
Equitrans Midstream Corp.	367,814	8,010,989

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	158,436	$9,542,600
Imperial Oil, Ltd. (B)	399,480	10,933,768
Murphy Oil Corp.	220,456	6,459,361
NAC Kazatomprom JSC, GDR (A)	155,215	2,173,010

		74,378,663

		81,166,209
Financials – 16.3%
Banks – 2.7%
Fifth Third Bancorp	396,667	10,003,942
Popular, Inc.	44,908	2,341,054
Westamerica Bancorporation (B)	96,631	5,971,796

		18,316,792
Capital markets – 4.2%
Franklin Resources, Inc.	248,820	8,245,895
Lazard, Ltd., Class A	204,767	7,400,279
Northern Trust Corp.	146,042	13,203,657

		28,849,831
Consumer finance – 1.8%
Ally Financial, Inc.	181,164	4,980,198
Synchrony Financial	220,077	7,020,456

		12,000,654
Diversified financial services – 1.3%
Groupe Bruxelles Lambert SA	15,547	1,511,484
Jefferies Financial Group, Inc.	72,488	1,362,050
Pargesa Holding SA, Bearer Shares	52,124	4,087,843
Voya Financial, Inc.	37,967	1,896,831

		8,858,208
Insurance – 5.6%
Brighthouse Financial, Inc. (A)	57,687	2,093,461
Brown & Brown, Inc.	210,155	6,201,674
CNA Financial Corp.	176,510	7,651,709
Kemper Corp.	66,912	5,094,680
Loews Corp.	257,374	12,335,936
Marsh & McLennan Companies, Inc.	54,804	5,146,096

		38,523,556
Thrifts and mortgage finance – 0.7%
Capitol Federal Financial, Inc.	344,157	4,594,496

		111,143,537
Health care – 15.3%
Biotechnology – 2.1%
Alkermes PLC (A)	188,678	6,884,860
Incyte Corp. (A)	45,124	3,881,115
Seattle Genetics, Inc. (A)	47,519	3,480,292

		14,246,267
Health care equipment and supplies – 5.5%
Baxter International, Inc.	127,363	10,355,886
DENTSPLY SIRONA, Inc.	183,897	9,119,452
Hologic, Inc. (A)	204,562	9,900,801
Zimmer Biomet Holdings, Inc.	63,488	8,107,418

		37,483,557
Health care providers and services – 4.4%
Cardinal Health, Inc.	125,641	6,049,614
Covetrus, Inc. (A)	56,805	1,809,239
Henry Schein, Inc. (A)	11,713	704,068
MEDNAX, Inc. (A)	88,463	2,403,540
Patterson Companies, Inc.	442,554	9,669,805
Select Medical Holdings Corp. (A)	661,563	9,321,423

		29,957,689
Pharmaceuticals – 3.3%
Amneal Pharmaceuticals, Inc. (A)	52,697	746,716

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Elanco Animal Health, Inc. (A)	198,141	$6,354,382
Perrigo Company PLC	231,110	11,130,258
Teva Pharmaceutical Industries, Ltd., ADR (A)	295,498	4,633,409

		22,864,765

		104,552,278
Industrials – 8.0%
Aerospace and defense – 2.2%
Cobham PLC (A)	1,920,830	2,762,695
Textron, Inc.	242,161	12,267,876

		15,030,571
Air freight and logistics – 1.8%
C.H. Robinson Worldwide, Inc.	89,681	7,801,350
Expeditors International of Washington, Inc.	62,572	4,749,215

		12,550,565
Commercial services and supplies – 0.5%
Cintas Corp.	16,484	3,331,581
Machinery – 2.4%
AGCO Corp.	58,761	4,086,828
PACCAR, Inc.	13,300	906,262
Wabtec Corp. (B)	44,175	3,256,581
Xylem, Inc.	98,595	7,792,949

		16,042,620
Road and rail – 1.1%
J.B. Hunt Transport Services, Inc.	25,400	2,572,766
Kansas City Southern	40,973	4,752,049

		7,324,815

		54,280,152
Information technology – 2.6%
Electronic equipment, instruments and components – 0.9%
AVX Corp.	196,220	3,402,455
National Instruments Corp.	59,318	2,631,346

		6,033,801
Semiconductors and semiconductor equipment – 1.1%
Applied Materials, Inc.	187,900	7,452,114
Technology hardware, storage and peripherals – 0.6%
Western Digital Corp.	92,800	4,459,968

		17,945,883
Materials – 8.6%
Chemicals – 1.2%
CF Industries Holdings, Inc.	19,846	811,304
FMC Corp.	15,990	1,228,352
PPG Industries, Inc.	24,319	2,744,886
RPM International, Inc.	63,100	3,662,324

		8,446,866
Construction materials – 1.2%
Summit Materials, Inc., Class A (A)	152,700	2,423,349
Vulcan Materials Company	45,465	5,383,056

		7,806,405
Metals and mining – 6.2%
Barrick Gold Corp.	717,714	9,839,859
Cia de Minas Buenaventura SAA, ADR	239,238	4,134,033
Franco-Nevada Corp.	116,335	8,721,969
Freeport-McMoRan, Inc.	225,600	2,907,984
Newmont Mining Corp.	355,079	12,701,176
Nucor Corp.	68,707	4,009,053

		42,314,074

		58,567,345

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate – 7.2%
Equity real estate investment trusts – 6.1%
Equity Commonwealth	235,642	$7,703,137
Equity Residential	111,196	8,375,283
Rayonier, Inc.	361,049	11,380,264
Regency Centers Corp.	55,975	3,777,753
Weyerhaeuser Company	401,697	10,580,699

		41,817,136
Real estate management and development – 1.1%
Realogy Holdings Corp. (B)	415,236	4,733,690
The St. Joe Company (A)	144,628	2,384,916

		7,118,606

		48,935,742
Utilities – 5.3%
Electric utilities – 3.9%
Entergy Corp.	36,871	3,525,974
FirstEnergy Corp.	378,919	15,766,820
PG&E Corp. (A)	408,092	7,264,038

		26,556,832
Independent power and renewable electricity producers – 0.9%
Vistra Energy Corp.	244,735	6,370,452
Multi-utilities – 0.5%
Dominion Energy, Inc.	45,156	3,461,659

		36,388,943

TOTAL COMMON STOCKS (Cost $591,890,217)		$631,391,116

PREFERRED SECURITIES – 0.3%
Consumer staples – 0.3%
Food products – 0.3%
Bunge, Ltd., 4.875%	18,222	1,803,978

TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,803,978

SECURITIES LENDING COLLATERAL – 3.0%
John Hancock Collateral Trust, 2.6031% (C)(D)	2,039,116	20,405,024

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,405,330)		$20,405,024

SHORT-TERM INVESTMENTS – 7.2%
Money market funds – 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund, 2.4853% (C)	47,472,012	47,472,012

		49,472,012

TOTAL SHORT-TERM INVESTMENTS (Cost $49,472,012)		$49,472,012

Total Investments (Mid Value Trust) (Cost $663,832,185) – 103.0%		$703,072,130
Other assets and liabilities, net – (3.0%)		(20,314,529)

TOTAL NET ASSETS – 100.0%		$682,757,601

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $19,849,671.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 87.7%
Communication services – 10.7%
Diversified telecommunication services – 1.5%
AT&T, Inc.	39,859	$1,249,978
Koninklijke KPN NV	335,100	1,063,732

		2,313,710
Entertainment – 2.3%
The Walt Disney Company	32,056	3,559,178
Media – 5.5%
Charter Communications, Inc., Class A (A)	10,314	3,578,030
Comcast Corp., Class A	61,072	2,441,659
Discovery, Inc., Series C (A)	55,300	1,405,726
DISH Network Corp., Class A (A)	33,142	1,050,270

		8,475,685
Wireless telecommunication services – 1.4%
T-Mobile US, Inc. (A)	29,600	2,045,360

		16,393,933
Consumer discretionary – 4.9%
Auto components – 0.3%
The Goodyear Tire & Rubber Company	27,434	497,927
Automobiles – 1.3%
General Motors Company	52,896	1,962,442
Household durables – 2.6%
Lennar Corp., A Shares	28,100	1,379,429
Newell Brands, Inc.	116,016	1,779,685
Toll Brothers, Inc.	22,400	810,880

		3,969,994
Textiles, apparel and luxury goods – 0.7%
PVH Corp.	9,700	1,182,915

		7,613,278
Consumer staples – 6.5%
Food and staples retailing – 2.6%
The Kroger Company	85,631	2,106,523
Walgreens Boots Alliance, Inc.	28,930	1,830,401

		3,936,924
Household products – 0.6%
Energizer Holdings, Inc.	21,313	957,593
Tobacco – 3.3%
Altria Group, Inc.	27,572	1,583,460
British American Tobacco PLC	51,908	2,165,488
British American Tobacco PLC, ADR	17,408	726,262
Imperial Brands PLC	19,494	666,834

		5,142,044

		10,036,561
Energy – 10.3%
Energy equipment and services – 1.4%
Baker Hughes, a GE Company	68,487	1,898,460
McDermott International, Inc. (A)	29,389	218,654

		2,117,114
Oil, gas and consumable fuels – 8.9%
Anadarko Petroleum Corp.	37,070	1,685,944
BP PLC	164,687	1,195,870
Kinder Morgan, Inc.	137,600	2,753,376
Marathon Oil Corp.	126,877	2,120,115
Plains GP Holdings LP, Class A (A)	44,201	1,101,489
Royal Dutch Shell PLC, A Shares	31,946	1,003,932
Royal Dutch Shell PLC, A Shares (London Stock Exchange)	57,102	1,791,512

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	73,384	$2,107,588
		13,759,826

		15,876,940

Financials – 22.4%
Banks – 11.0%
Barclays PLC	426,990	860,072
Cadence Bancorp	20,900	387,695
CIT Group, Inc.	32,008	1,535,424
Citigroup, Inc.	42,560	2,648,083
Citizens Financial Group, Inc.	80,735	2,623,888
Independent Bank Group, Inc.	5,773	296,097
JPMorgan Chase & Co.	33,812	3,422,789
Synovus Financial Corp.	63,831	2,193,233
Wells Fargo & Company	61,693	2,981,006

		16,948,287
Consumer finance – 1.8%
Ally Financial, Inc.	31,149	856,286
Capital One Financial Corp.	23,262	1,900,273

		2,756,559
Diversified financial services – 1.2%
Voya Financial, Inc.	36,330	1,815,047
Insurance – 8.4%
Alleghany Corp. (A)	4,369	2,675,576
American International Group, Inc.	67,565	2,909,349
Brighthouse Financial, Inc. (A)	26,700	968,943
Chubb, Ltd.	16,792	2,352,223
MetLife, Inc.	41,839	1,781,086
The Hartford Financial Services Group, Inc.	43,259	2,150,837

		12,838,014

		34,357,907
Health care – 12.3%
Biotechnology – 0.6%
Celgene Corp. (A)	9,773	921,985
Health care equipment and supplies – 3.6%
Medtronic PLC	61,076	5,562,795
Health care providers and services – 1.2%
CVS Health Corp.	34,948	1,884,746
Pharmaceuticals – 6.9%
Eli Lilly & Company	18,230	2,365,525
GlaxoSmithKline PLC	36,961	767,894
Merck & Company, Inc.	37,662	3,132,349
Novartis AG, ADR	44,463	4,274,673

		10,540,441

		18,909,967
Industrials – 6.4%
Aerospace and defense – 1.1%
BAE Systems PLC	212,441	1,335,354
Huntington Ingalls Industries, Inc.	1,775	367,780

		1,703,134
Building products – 1.3%
Johnson Controls International PLC	55,200	2,039,088
Construction and engineering – 0.7%
Fluor Corp.	28,447	1,046,850
Electrical equipment – 1.5%
Sensata Technologies Holding PLC (A)	51,497	2,318,395
Industrial conglomerates – 1.0%
General Electric Company	160,158	1,599,978
Machinery – 0.8%
CNH Industrial NV	110,402	1,124,850

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabtec Corp.	801	$59,050

		1,183,900

		9,891,345
Information technology – 9.9%
Communications equipment – 2.0%
Cisco Systems, Inc.	55,860	3,015,881
IT services – 1.7%
Cognizant Technology Solutions Corp., Class A	35,626	2,581,104
Software – 2.7%
Red Hat, Inc. (A)	8,600	1,571,220
Symantec Corp.	112,937	2,596,422

		4,167,642
Technology hardware, storage and peripherals – 3.5%
Hewlett Packard Enterprise Company	86,693	1,337,673
Samsung Electronics Company, Ltd.	63,416	2,501,313
Western Digital Corp.	32,400	1,557,144

		5,396,130

		15,160,757
Materials – 1.7%
Containers and packaging – 1.6%
International Paper Company	44,080	2,039,582
Westrock Company	12,086	463,498

		2,503,080
Metals and mining – 0.1%
Warrior Met Coal, Inc.	4,003	121,691

		2,624,771
Real estate – 1.8%
Equity real estate investment trusts – 1.8%
Alexander’s, Inc.	3,022	1,136,786
Vornado Realty Trust	23,418	1,579,310

		2,716,096
Utilities – 0.8%
Independent power and renewable electricity producers – 0.8%
Vistra Energy Corp.	45,613	1,187,306

TOTAL COMMON STOCKS (Cost $123,919,509)		$134,768,861

CORPORATE BONDS – 4.6%
Communication services – 2.9%
Frontier Communications Corp.
8.000%, 04/01/2027 (B)	$267,000	275,678
10.500%, 09/15/2022	905,000	690,063
11.000%, 09/15/2025	1,015,000	668,804
iHeartCommunications, Inc. 9.000%, 12/15/2019 (C)	3,977,000	2,823,670

		4,458,215
Energy – 0.2%
McDermott Technology Americas, Inc. 10.625%, 05/01/2024 (B)	405,000	336,656

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology – 1.2%
Banff Merger Sub, Inc. 9.750%, 09/01/2026 (B)	$762,000	$739,140
Veritas US, Inc.
7.500%, 02/01/2023 (B)	200,000	191,000
10.500%, 02/01/2024 (B)	983,000	877,328

		1,807,468
Utilities – 0.3%
Pacific Gas & Electric Company
3.750%, 08/15/2042 (C)	44,000	34,540
3.950%, 12/01/2047 (C)	100,000	80,250
4.000%, 12/01/2046 (C)	242,000	195,113
4.450%, 04/15/2042 (C)	131,000	112,333

		422,236

TOTAL CORPORATE BONDS (Cost $8,452,753)		$7,024,575

ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings Company LLC 11.500%, 10/01/2020 (A)(D)	7,466,240	11,199

TOTAL ESCROW CERTIFICATES (Cost $3,316)		$11,199

SHORT-TERM INVESTMENTS – 7.5%
U.S. Government – 2.3%
U.S. Treasury Bill
2.436%, 08/15/2019 *	1,500,000	1,486,484
2.458%, 07/05/2019 *	2,000,000	1,987,526

		3,474,010
U.S. Government Agency – 5.2%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	8,000,000	8,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,473,226)		$11,474,010

Total Investments (Mutual Shares Trust) (Cost $143,848,804) – 99.8%		$153,278,645
Other assets and liabilities, net – 0.2%		329,748

TOTAL NET ASSETS – 100.0%		$153,608,393

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Non-income producing - Issuer is in default.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	6,228	USD	6,997	Bank of America, N.A.	4/18/2019	—	($1)
EUR	4,245	USD	4,775	HSBC Bank PLC	4/18/2019	—	(7)

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KRW	82,440,800	USD	72,716	HSBC Bank PLC	4/12/2019	—	($204)
USD	2,633,941	EUR	2,328,687	Bank of America, N.A.	4/18/2019	$18,191	—
USD	44,502	EUR	39,095	HSBC Bank PLC	4/18/2019	588	—
USD	4,298,242	GBP	3,234,437	Bank of America, N.A.	4/24/2019	80,868	—
USD	2,538,216	KRW	2,860,061,600	HSBC Bank PLC	4/12/2019	22,610	—

						$122,257	($212)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.4%
Information technology – 0.5%
IT services – 0.5%
IT consulting and other services – 0.5%
InterXion Holding NV (A)	25,927	$1,730,109
Real estate – 98.9%
Equity real estate investment trusts – 98.9%
Diversified REITs – 6.6%
Essential Properties Realty Trust, Inc.	250,742	4,894,484
Liberty Property Trust	152,547	7,386,326
STORE Capital Corp.	319,718	10,710,553

		22,991,363
Health care REITs – 11.7%
HCP, Inc.	293,071	9,173,122
Medical Properties Trust, Inc.	324,726	6,010,678
Omega Healthcare Investors, Inc.	118,790	4,531,839
Physicians Realty Trust	336,419	6,328,041
Welltower, Inc.	184,147	14,289,807

		40,333,487
Hotel and resort REITs – 6.1%
MGM Growth Properties LLC, Class A	253,080	8,161,830
Ryman Hospitality Properties, Inc.	109,522	9,007,089
Sunstone Hotel Investors, Inc.	271,102	3,903,869

		21,072,788
Industrial REITs – 10.9%
Americold Realty Trust	355,268	10,839,227
Prologis, Inc.	213,784	15,381,759
Rexford Industrial Realty, Inc.	234,795	8,408,009
STAG Industrial, Inc.	108,818	3,226,454

		37,855,449
Office REITs – 12.3%
Alexandria Real Estate Equities, Inc.	89,176	12,712,931
Douglas Emmett, Inc.	164,207	6,637,247
JBG SMITH Properties	147,376	6,093,998
Kilroy Realty Corp.	66,924	5,083,547
Paramount Group, Inc.	313,250	4,445,018
Vornado Realty Trust	113,070	7,625,441

		42,598,182

Real Estate Securities Trust (continued)
	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Residential REITs – 19.3%
American Campus Communities, Inc.	131,837	$6,272,804
Apartment Investment & Management Company, A Shares	174,321	8,766,603
Equity LifeStyle Properties, Inc.	100,514	11,488,750
Equity Residential	227,224	17,114,512
Essex Property Trust, Inc.	44,114	12,759,533
Mid-America Apartment Communities, Inc.	95,678	10,460,476

		66,862,678
Retail REITs – 15.6%
Acadia Realty Trust	14,940	407,414
Agree Realty Corp.	74,417	5,160,075
Brixmor Property Group, Inc.	241,869	4,443,134
Kimco Realty Corp.	435,428	8,055,418
Realty Income Corp.	98,228	7,225,652
Regency Centers Corp.	116,929	7,891,538
Simon Property Group, Inc.	101,856	18,559,178
The Macerich Company	51,649	2,238,984

		53,981,393
Specialized REITs – 16.4%
CoreSite Realty Corp.	54,182	5,798,558
Crown Castle International Corp.	54,773	7,010,944
CubeSmart	306,168	9,809,623
CyrusOne, Inc.	79,018	4,143,704
Equinix, Inc.	35,941	16,287,024
Extra Space Storage, Inc.	123,368	12,572,433
Public Storage	5,622	1,224,359

		56,846,645

		342,541,985

TOTAL COMMON STOCKS (Cost $310,390,222)		$344,272,094

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

Shares or
Principal
Amount		Value
SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (B)	1,676,755	$1,676,755

TOTAL SHORT-TERM INVESTMENTS (Cost $1,676,755)		$1,676,755

Total Investments (Real Estate Securities Trust) (Cost $312,066,977) – 99.9%		$345,948,849
Other assets and liabilities, net – 0.1%		200,192

TOTAL NET ASSETS – 100.0%		$346,149,041

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-19.

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.9%
Communication services – 15.6%
Entertainment – 0.7%
Electronic Arts, Inc. (A)	13,025	$1,323,731
Netflix, Inc. (A)	11,920	4,250,195
Tencent Music Entertainment Group, ADR (A)	2	36
Zynga, Inc., Class A (A)	116,985	623,530

		6,197,492
Interactive media and services – 14.7%
58.com, Inc., ADR (A)	15,507	1,018,500
Alphabet, Inc., Class A (A)	7,602	8,946,718
Alphabet, Inc., Class C (A)	21,919	25,717,782
Facebook, Inc., Class A (A)	409,365	68,237,052
Mail.Ru Group, Ltd., GDR (A)	383,733	9,492,697
NAVER Corp.	66,428	7,270,031
Tencent Holdings, Ltd.	75,415	3,468,169
Yandex NV, Class A (A)	22,030	756,510

		124,907,459
Media – 0.2%
News Corp., Class A	169,300	2,106,092

		133,211,043
Consumer discretionary – 15.4%
Automobiles – 1.3%
Tesla, Inc. (A)(B)	40,215	11,254,570
Internet and direct marketing retail – 14.1%
Alibaba Group Holding, Ltd., ADR (A)	67,620	12,337,269
Amazon.com, Inc. (A)	16,888	30,073,306
Booking Holdings, Inc. (A)	10,733	18,728,119
Ctrip.com International, Ltd., ADR (A)	724,376	31,647,987
GrubHub, Inc. (A)	4,910	341,098
Naspers, Ltd., N Shares	48,787	11,369,401
Zalando SE (A)(C)	384,981	15,040,897

		119,538,077

		130,792,647
Health care – 0.6%
Biotechnology – 0.1%
Grifols SA, ADR	43,954	883,915
Health care equipment and supplies – 0.4%
Intuitive Surgical, Inc. (A)	5,232	2,985,275

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	9,535	$1,209,610

		5,078,800
Industrials – 0.5%
Electrical equipment – 0.3%
Bloom Energy Corp., Class A (A)(B)	211,094	2,727,334
Industrial conglomerates – 0.2%
Roper Technologies, Inc.	5,340	1,826,120

		4,553,454
Information technology – 58.3%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	18,987	5,970,652
Cisco Systems, Inc.	24,785	1,338,142
Nokia OYJ, ADR (B)	60,280	344,802
Viavi Solutions, Inc. (A)	30,395	376,290

		8,029,886
Electronic equipment, instruments and components – 0.9%
CDW Corp.	1,535	147,928
Cognex Corp.	12,915	656,857
Coherent, Inc. (A)	30,891	4,377,873
Largan Precision Company, Ltd.	17,000	2,549,725

		7,732,383
IT services – 11.5%
Capgemini SE	9,605	1,165,488
DXC Technology Company	121,925	7,840,997
First Data Corp., Class A (A)	29,010	762,093
Fiserv, Inc. (A)	5,825	514,231
Mastercard, Inc., Class A	48,965	11,528,809
MongoDB, Inc. (A)(B)	66,180	9,729,784
Okta, Inc. (A)	178,975	14,806,602
PayPal Holdings, Inc. (A)	79,720	8,278,125
Square, Inc., Class A (A)	171,195	12,825,929
Twilio, Inc., Class A (A)	149,755	19,345,351
Visa, Inc., Class A	61,345	9,581,476
Worldpay, Inc., Class A (A)	12,155	1,379,593

		97,758,478
Semiconductors and semiconductor equipment – 16.6%
Analog Devices, Inc.	26,315	2,770,180
Applied Materials, Inc.	208,290	8,260,781
ASML Holding NV	36,412	6,843,627
Broadcom, Inc.	31,655	9,518,975
Cree, Inc. (A)	170,255	9,741,991
Cypress Semiconductor Corp.	99,465	1,484,018
Infineon Technologies AG	82,100	1,629,883
Intel Corp.	33,885	1,819,625
KLA-Tencor Corp.	32,360	3,864,108
Lam Research Corp.	72,615	12,998,811
Marvell Technology Group, Ltd.	546,543	10,870,740
Maxim Integrated Products, Inc.	128,529	6,833,887
Microchip Technology, Inc. (B)	83,065	6,891,072
Micron Technology, Inc. (A)	363,160	15,009,403
NVIDIA Corp.	74,660	13,405,950
NXP Semiconductors NV	45,400	4,012,901
ON Semiconductor Corp. (A)	464,780	9,560,525
Qorvo, Inc. (A)	68,300	4,899,159
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	9,440	386,662
Teradyne, Inc.	49,250	1,962,120
Texas Instruments, Inc.	79,992	8,484,751

		141,249,169
Software – 23.1%
Adobe, Inc. (A)	8,000	2,131,920
Aspen Technology, Inc. (A)	4,095	426,945

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Atlassian Corp. PLC, Class A (A)	39,140	$4,398,945
Autodesk, Inc. (A)	3,185	496,287
AVEVA Group PLC	44,575	1,874,388
CyberArk Software, Ltd. (A)	12,250	1,458,363
DocuSign, Inc. (A)	7,100	368,064
Elastic NV (A)(B)	28,885	2,307,045
Ellie Mae, Inc. (A)	28,586	2,821,152
FireEye, Inc. (A)	20,505	344,279
ForeScout Technologies, Inc. (A)	36,625	1,534,954
Fortinet, Inc. (A)	30,110	2,528,337
Guidewire Software, Inc. (A)	3,995	388,154
HubSpot, Inc. (A)	5,960	990,612
Intuit, Inc.	14,889	3,892,133
Micro Focus International PLC	19,920	517,908
Microsoft Corp.	294,919	34,782,747
New Relic, Inc. (A)	7,625	752,588
Nutanix, Inc., Class A (A)	176,360	6,655,826
Oracle Corp.	44,000	2,363,240
Palo Alto Networks, Inc. (A)	29,495	7,163,746
Paycom Software, Inc. (A)	111,185	21,028,419
Proofpoint, Inc. (A)	60,375	7,331,336
Rapid7, Inc. (A)	24,725	1,251,332
RealPage, Inc. (A)	12,310	747,094
RingCentral, Inc., Class A (A)	119,375	12,868,625
salesforce.com, Inc. (A)	54,164	8,577,953
ServiceNow, Inc. (A)	90,360	22,272,836
Smartsheet, Inc., Class A (A)	9,200	375,268
Sophos Group PLC (C)	78,775	309,063
Symantec Corp.	498,893	11,469,550
Synopsys, Inc. (A)	96,700	11,135,005
Tableau Software, Inc., Class A (A)	47,030	5,985,978
Temenos AG (A)	5,700	840,952
Workday, Inc., Class A (A)	54,750	10,558,538
Zendesk, Inc. (A)	13,170	1,119,450
Zscaler, Inc. (A)	44,295	3,141,844

		197,210,876
Technology hardware, storage and peripherals – 5.3%
Apple, Inc.	23,045	4,377,398
NetApp, Inc.	212,660	14,745,844
Pure Storage, Inc., Class A (A)	238,139	5,189,049
Samsung Electronics Company, Ltd.	534,538	21,083,746

		45,396,037

		497,376,829
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	76,300	4,067,553

TOTAL COMMON STOCKS (Cost $650,714,163)		$775,080,326

EXCHANGE-TRADED FUNDS – 2.2%
Altaba, Inc. (A)	250,243	18,548,011

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,309,316)		$18,548,011

PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.1%
Airbnb, Inc., Series E (A)(D)(E)	8,624	941,913
Information technology – 0.0%
Software – 0.0%
DiDi Chuxing, Inc. (A)(D)(E)	9,513	456,529

TOTAL PREFERRED SECURITIES (Cost $1,063,751)		$1,398,442

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 2.2%
John Hancock Collateral Trust, 2.6031% (F)(G)	1,898,902	$19,001,936

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,002,378)		$19,001,936

SHORT-TERM INVESTMENTS –6.9%
Money market funds – 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (F)	500,000	500,000
T. Rowe Price Government Reserve Fund, 2.4853% (F)	39,675,654	39,675,654

		40,175,654
Repurchase agreement – 2.2%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $18,381,991 on 4-1-19, collateralized by $19,135,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $18,748,090, including interest)	$18,380,000	18,380,000

TOTAL SHORT-TERM INVESTMENTS (Cost $58,555,654)		$58,555,654

Total Investments (Science & Technology Trust) (Cost $741,645,262) – 102.3%		$872,584,369
Other assets and liabilities, net – (2.3%)		(19,997,126)

TOTAL NET ASSETS – 100.0%		$852,587,243

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $18,510,557.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Select Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 44.7%
U.S. Government – 19.6%
U.S. Treasury Bonds
2.750%, 11/15/2042	$299,185,000	$298,331,856
3.000%, 02/15/2047	204,600,000	212,807,977
3.375%, 11/15/2048	233,508,000	260,479,998
U.S. Treasury Notes
2.375%, 02/29/2024	486,296,000	489,734,263
2.625%, 02/15/2029	376,830,000	384,160,519

		1,645,514,613

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 25.1%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	$12,500,000	$12,544,645
3.000%, 10/01/2031 to 12/01/2046	227,454,856	227,778,202
3.500%, 01/01/2029 to 11/01/2047	218,951,727	224,238,459
4.000%, 09/01/2041 to 08/01/2048	100,171,469	104,277,478
4.500%, 08/01/2040 to 10/01/2041	46,369,874	49,176,944
5.000%, 09/01/2040 to 03/01/2041	9,525,214	10,272,921
5.500%, 05/01/2039	2,742,640	2,996,156
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,422,892
3.000%, 09/01/2027 to 10/01/2047	205,421,554	205,762,556
3.500%, 02/01/2026 to 03/01/2049	422,837,919	433,137,056
4.000%, 05/01/2025 to 10/01/2048	417,351,289	436,060,446
4.500%, 01/01/2027 to 07/01/2048	264,293,735	279,436,862
5.000%, 02/01/2033 to 12/01/2041	68,133,386	73,389,560
5.500%, 10/01/2035 to 03/01/2041	16,177,280	17,687,704
6.500%, 01/01/2039	6,131,598	7,006,025
Government National Mortgage Association
3.500%, 04/20/2046	9,216,800	9,439,685
4.000%, 10/15/2039 to 11/15/2041	7,547,495	7,885,413

		2,109,513,004

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,731,570,807)		$3,755,027,617

FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Qatar – 0.2%
State of Qatar
3.375%, 03/14/2024	11,857,000	11,970,590
5.103%, 04/23/2048 (A)	8,410,000	9,193,240

		21,163,830
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (A)	15,480,000	16,121,956

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,593,641)		$37,285,786

CORPORATE BONDS – 35.3%
Communication services – 2.7%
Activision Blizzard, Inc. 3.400%, 09/15/2026	9,683,000	9,493,687
AT&T, Inc. 4.350%, 03/01/2029	12,913,000	13,196,191
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,531,009
3.700%, 08/15/2024	7,165,000	7,285,842
CC Holdings GS V LLC 3.849%, 04/15/2023	13,135,000	13,454,194
Charter Communications Operating LLC
4.200%, 03/15/2028	19,442,000	19,309,275
5.750%, 04/01/2048	18,675,000	19,549,935
6.484%, 10/23/2045	16,423,000	18,426,761
Comcast Corp. 3.000%, 02/01/2024	12,675,000	12,719,350
Myriad International Holdings BV
4.850%, 07/06/2027 (A)	3,610,000	3,706,253
5.500%, 07/21/2025 (A)	8,425,000	9,007,993
Sprint Spectrum Company LLC 3.360%, 03/20/2023 (A)	6,065,625	6,063,805
The Interpublic Group of Companies, Inc. 3.500%, 10/01/2020	9,111,000	9,190,646
Verizon Communications, Inc. 4.400%, 11/01/2034	12,105,000	12,610,042

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.672%, 03/15/2055	$9,855,000	$10,085,283
4.862%, 08/21/2046	21,490,000	22,968,103
5.012%, 08/21/2054	10,386,000	11,131,534
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	14,315,000	14,550,025
Warner Media LLC 3.800%, 02/15/2027	9,390,000	9,341,862

		226,621,790
Consumer discretionary – 3.1%
Amazon.com, Inc.
3.150%, 08/22/2027	18,275,000	18,426,842
4.050%, 08/22/2047	10,825,000	11,449,465
Daimler Finance North America LLC 3.750%, 11/05/2021 (A)	14,090,000	14,337,452
Dollar Tree, Inc. 4.200%, 05/15/2028	21,860,000	21,802,948
Expedia Group, Inc.
3.800%, 02/15/2028	17,780,000	17,165,978
5.000%, 02/15/2026	18,185,000	19,265,809
Ford Motor Credit Company LLC
3.336%, 03/18/2021	8,760,000	8,627,919
3.813%, 10/12/2021	20,035,000	19,852,092
5.875%, 08/02/2021	19,834,000	20,549,240
General Motors Company 4.875%, 10/02/2023	17,272,000	17,993,612
General Motors Financial Company, Inc.
3.550%, 04/09/2021	10,140,000	10,193,782
4.000%, 01/15/2025	13,508,000	13,259,537
4.300%, 07/13/2025	11,129,000	11,073,603
GLP Capital LP 5.375%, 04/15/2026	9,005,000	9,409,325
Lear Corp. 5.250%, 01/15/2025	9,687,000	10,074,675
Nissan Motor Acceptance Corp. 3.650%, 09/21/2021 (A)	6,675,000	6,711,002
QVC, Inc.
4.375%, 03/15/2023	12,280,000	12,460,664
5.125%, 07/02/2022	8,114,000	8,504,023
5.450%, 08/15/2034	11,775,000	11,454,625

		262,612,593
Consumer staples – 0.7%
Alimentation Couche-Tard, Inc. 2.700%, 07/26/2022 (A)	7,920,000	7,839,938
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	9,755,000	9,401,685
Conagra Brands, Inc. 3.800%, 10/22/2021	6,433,000	6,552,418
Constellation Brands, Inc. 3.200%, 02/15/2023	9,970,000	10,037,495
Keurig Dr. Pepper, Inc. 3.551%, 05/25/2021 (A)	16,611,000	16,791,961
Kraft Heinz Foods Company 4.875%, 02/15/2025 (A)	8,105,000	8,290,536

		58,914,033
Energy – 3.9%
Andeavor Logistics LP
4.250%, 12/01/2027	5,555,000	5,596,294
5.250%, 01/15/2025	4,985,000	5,176,879
6.375%, 05/01/2024	9,095,000	9,527,013
Cimarex Energy Company 4.375%, 06/01/2024	4,808,000	4,997,774

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Colorado Interstate Gas Company LLC 4.150%, 08/15/2026 (A)	$7,627,000	$7,758,751
Columbia Pipeline Group, Inc. 4.500%, 06/01/2025	6,723,000	7,021,081
Continental Resources, Inc. 5.000%, 09/15/2022	20,489,000	20,642,118
Enable Midstream Partners LP
3.900%, 05/15/2024	9,977,000	9,911,675
4.950%, 05/15/2028	12,975,000	13,196,421
Enbridge Energy Partners LP 4.375%, 10/15/2020	13,552,000	13,848,518
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	9,984,000	9,914,112
Energy Transfer Operating LP
4.200%, 04/15/2027	4,472,000	4,495,700
4.250%, 03/15/2023	13,387,000	13,753,871
5.150%, 03/15/2045	12,840,000	12,380,988
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	17,765,000	16,432,625
Husky Energy, Inc. 3.950%, 04/15/2022	9,500,000	9,722,601
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	7,325,000	9,460,877
Kinder Morgan, Inc. 3.150%, 01/15/2023	5,616,000	5,629,106
MPLX LP
4.000%, 03/15/2028	10,750,000	10,687,953
4.800%, 02/15/2029	5,375,000	5,661,149
ONEOK Partners LP 5.000%, 09/15/2023	5,575,000	5,928,024
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,154,121
5.375%, 03/13/2022	2,835,000	2,888,865
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	8,928,141
5.000%, 03/15/2027	8,336,000	8,836,973
5.750%, 05/15/2024	14,563,000	16,056,937
5.875%, 06/30/2026	5,069,000	5,641,803
Schlumberger Holdings Corp. 3.750%, 05/01/2024 (A)	21,395,000	21,874,327
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	13,801,000	13,738,324
4.400%, 04/01/2021	13,841,000	14,209,738
5.400%, 10/01/2047	8,136,000	8,117,817
The Williams Companies, Inc. 3.750%, 06/15/2027	11,955,000	11,881,951

		325,072,527
Financials – 12.9%
American Express Company 2.500%, 08/01/2022	17,155,000	16,960,402
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%) 09/01/2024	13,270,000	13,390,969
Ares Capital Corp. 3.625%, 01/19/2022	9,957,000	9,979,928
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) 06/15/2026 (A)(B)(C)	5,540,000	5,865,475
AXA SA 8.600%, 12/15/2030	4,490,000	5,881,900
Banco Santander SA 4.379%, 04/12/2028	10,600,000	10,746,248

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
3.950%, 04/21/2025	$14,380,000	$14,654,659
4.200%, 08/26/2024	6,250,000	6,472,244
4.450%, 03/03/2026	13,930,000	14,525,201
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%) 07/23/2024	21,130,000	21,714,182
Bank of Montreal 3.300%, 02/05/2024	33,810,000	34,178,934
Barclays Bank PLC 10.179%, 06/12/2021 (A)	9,270,000	10,495,376
Barclays PLC 4.375%, 01/12/2026	7,380,000	7,415,697
BPCE SA
4.500%, 03/15/2025 (A)	10,505,000	10,569,635
5.700%, 10/22/2023 (A)	11,475,000	12,227,049
Brighthouse Financial, Inc. 3.700%, 06/22/2027	20,125,000	18,152,337
Canadian Imperial Bank of Commerce 2.700%, 02/02/2021	26,345,000	26,367,206
Capital One Financial Corp.
3.450%, 04/30/2021	15,700,000	15,893,094
3.500%, 06/15/2023	7,570,000	7,665,937
3.900%, 01/29/2024	15,800,000	16,153,304
Citigroup, Inc.
2.350%, 08/02/2021	16,005,000	15,820,718
4.600%, 03/09/2026	20,499,000	21,428,908
5.500%, 09/13/2025	5,625,000	6,169,474
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) 06/30/2019 (A)(B)	11,814,000	12,035,513
Danske Bank A/S 5.000%, 01/12/2022 (A)	9,007,000	9,224,169
Discover Financial Services
3.950%, 11/06/2024	15,399,000	15,688,898
4.100%, 02/09/2027	4,203,000	4,204,941
5.200%, 04/27/2022	2,565,000	2,712,397
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust 6.125%, 11/30/2021 (A)	1,968,171	1,976,044
FS KKR Capital Corp. 4.250%, 01/15/2020	9,740,000	9,753,347
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) 05/18/2024	16,850,000	17,194,623
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) 06/01/2021 (B)	11,750,000	12,287,210
ING Bank NV 5.800%, 09/25/2023 (A)	10,565,000	11,429,719
Jefferies Financial Group, Inc. 5.500%, 10/18/2023	9,300,000	9,738,021
Jefferies Group LLC
4.150%, 01/23/2030	12,590,000	11,538,649
4.850%, 01/15/2027	14,403,000	14,487,742
JPMorgan Chase & Co.
2.400%, 06/07/2021	20,130,000	19,985,108
3.200%, 06/15/2026	13,615,000	13,537,436
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) 06/18/2022	22,145,000	22,457,827
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (B)	18,980,000	20,808,343

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC 4.375%, 03/11/2029	$7,100,000	$7,161,416
Lincoln National Corp. 4.000%, 09/01/2023	4,000,000	4,182,202
Lloyds Banking Group PLC 4.450%, 05/08/2025	25,250,000	26,223,072
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (B)	7,340,000	7,384,040
Macquarie Bank, Ltd. 4.875%, 06/10/2025 (A)(C)	14,730,000	15,223,860
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) 3.266%, 12/01/2021 (D)	23,610,000	23,493,369
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2066	9,595,000	10,290,638
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2068 (A)	7,610,000	10,302,038
Mitsubishi UFJ Financial Group, Inc. 3.218%, 03/07/2022	21,535,000	21,700,463
Morgan Stanley 3.875%, 01/27/2026	12,575,000	12,866,824
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) 10/16/2044 (A)	7,830,000	8,182,350
PNC Bank NA
2.450%, 07/28/2022	19,035,000	18,963,683
2.500%, 01/22/2021	19,285,000	19,268,866
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	19,746,000	20,881,395
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) 08/13/2021	16,929,000	17,010,220
Regions Financial Corp.
2.750%, 08/14/2022	18,625,000	18,486,060
3.800%, 08/14/2023	23,265,000	23,925,731
Santander Holdings USA, Inc.
3.400%, 01/18/2023	9,125,000	9,132,261
3.700%, 03/28/2022	15,941,000	16,116,835
4.450%, 12/03/2021	10,424,000	10,734,399
Santander UK Group Holdings PLC 4.750%, 09/15/2025 (A)	11,030,000	10,935,109
Stifel Financial Corp. 4.250%, 07/18/2024	7,344,000	7,562,996
SunTrust Bank 2.450%, 08/01/2022	15,285,000	15,090,663
SunTrust Banks, Inc. 4.000%, 05/01/2025	12,087,000	12,654,010
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	14,660,000	15,132,050
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	23,410,000	23,518,654
The PNC Financial Services Group, Inc. 3.500%, 01/23/2024	15,732,000	16,162,666
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (B)	12,182,000	11,999,270
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) 08/01/2021 (B)	18,715,000	19,884,688

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Royal Bank of Scotland Group PLC 3.875%, 09/12/2023	$16,270,000	$16,343,422
The Toronto-Dominion Bank 3.250%, 03/11/2024	19,441,000	19,682,136
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) 08/15/2023 (A)	18,475,000	18,207,852
Wells Fargo & Company (3 month LIBOR + 3.770%) 6.558%, 06/15/2019 (B)(D)	12,598,000	12,676,738
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (B)	25,435,000	27,177,298
Wells Fargo Bank N.A. 3.550%, 08/14/2023	19,665,000	20,200,726

		1,080,546,864
Health care – 2.0%
AmerisourceBergen Corp. 3.450%, 12/15/2027	17,400,000	17,025,737
Bayer US Finance II LLC 3.500%, 06/25/2021 (A)	6,860,000	6,888,671
Boston Scientific Corp. 3.450%, 03/01/2024	8,281,000	8,434,525
Celgene Corp. 3.250%, 02/20/2023	8,204,000	8,278,836
CVS Health Corp.
3.350%, 03/09/2021	21,492,000	21,667,102
5.050%, 03/25/2048	22,206,000	22,382,184
Express Scripts Holding Company 2.600%, 11/30/2020	17,655,000	17,581,732
GlaxoSmithKline Capital PLC 3.000%, 06/01/2024	13,634,000	13,715,155
Pfizer, Inc. 2.950%, 03/15/2024	16,905,000	17,125,995
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	16,137,000	15,604,142
Universal Health Services, Inc.
4.750%, 08/01/2022 (A)	8,705,000	8,781,169
5.000%, 06/01/2026 (A)	10,538,000	10,709,243

		168,194,491
Industrials – 4.4%
3M Company 3.250%, 02/14/2024	11,420,000	11,772,535
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,480,803
5.000%, 10/01/2021	12,640,000	13,117,435
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 11/15/2026 (A)	7,120,290	7,235,639
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 07/15/2027 (A)	10,138,280	9,779,385
Aircastle, Ltd. 4.400%, 09/25/2023	5,798,000	5,906,814
America West Airlines 2000-1 Pass Through Trust 8.057%, 01/02/2022	1,112,463	1,167,864
American Airlines 2013-1 Class A Pass Through Trust 4.000%, 01/15/2027	4,500,158	4,569,911
American Airlines 2013-2 Class A Pass Through Trust 4.950%, 07/15/2024	9,351,328	9,690,781

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 11/01/2028	$15,662,371	$15,322,497
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 07/15/2029 (C)	12,333,773	12,360,907
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 07/15/2029	12,438,800	12,340,534
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 08/15/2030	6,079,500	5,990,131
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 08/15/2030	9,418,500	9,459,941
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 04/15/2031	5,560,345	5,377,966
Ashtead Capital, Inc. 5.250%, 08/01/2026 (A)	14,665,000	14,994,963
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (A)	10,077,322	10,449,176
British Airways 2013-1 Class B Pass Through Trust 5.625%, 12/20/2021 (A)	2,043,455	2,071,246
British Airways 2018-1 Class A Pass Through Trust 4.125%, 03/20/2033 (A)	4,959,354	4,960,842
CH Robinson Worldwide, Inc. 4.200%, 04/15/2028	11,980,000	12,414,027
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 10/19/2023	11,024,011	11,546,549
Delta Air Lines 2002-1 Class G-1 Pass Through Trust 6.718%, 07/02/2024	1,473,780	1,559,406
Delta Air Lines 2011-1 Class A Pass Through Trust 5.300%, 10/15/2020	3,634,663	3,639,025
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	16,235,723
3.800%, 04/19/2023	9,090,000	9,189,465
4.375%, 04/19/2028	11,990,000	11,747,846
Equifax, Inc. 7.000%, 07/01/2037	2,625,000	2,999,386
General Electric Company (3 month LIBOR + 0.480%) 3.096%, 08/15/2036 (D)	9,313,000	7,161,813
Huntington Ingalls Industries, Inc. 5.000%, 11/15/2025 (A)	15,191,000	15,570,775
IHS Markit, Ltd.
4.000%, 03/01/2026 (A)	12,305,000	12,292,695
4.750%, 02/15/2025 (A)	4,400,000	4,575,868
4.750%, 08/01/2028	6,540,000	6,842,867
Northwest Airlines 2007-1 Class A Pass Through Trust 7.027%, 05/01/2021	788,053	803,972
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 03/03/2028	13,023,437	13,184,927
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 03/03/2024	6,447,610	6,575,273

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 01/07/2030	$9,645,940	$9,301,580
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	14,332,465	13,929,723
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	3,210,744	3,222,303
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 02/25/2033	7,265,000	7,452,120
United Technologies Corp. 3.350%, 08/16/2021	13,675,000	13,860,570
US Airways 2010-1 Class A Pass Through Trust 6.250%, 10/22/2024	2,478,451	2,632,611
US Airways 2012-1 Class A Pass Through Trust 5.900%, 04/01/2026	8,033,875	8,695,063
Verisk Analytics, Inc. 4.000%, 06/15/2025	6,526,000	6,811,581

		373,294,538
Information technology – 3.4%
Citrix Systems, Inc. 4.500%, 12/01/2027	11,464,000	11,325,759
Dell International LLC
4.900%, 10/01/2026 (A)	14,252,000	14,513,414
5.300%, 10/01/2029 (A)	14,276,000	14,368,441
6.020%, 06/15/2026 (A)	20,615,000	22,173,363
8.350%, 07/15/2046 (A)	18,980,000	22,940,984
Hewlett Packard Enterprise Company 3.500%, 10/05/2021	18,220,000	18,462,853
KLA-Tencor Corp. 4.100%, 03/15/2029	7,911,000	8,087,162
Lam Research Corp.
4.000%, 03/15/2029	20,568,000	20,979,039
4.875%, 03/15/2049	8,624,000	9,110,618
Marvell Technology Group, Ltd. 4.875%, 06/22/2028	13,240,000	13,699,215
Microchip Technology, Inc.
3.922%, 06/01/2021 (A)	8,550,000	8,626,523
4.333%, 06/01/2023 (A)	19,628,000	20,061,576
Micron Technology, Inc.
4.975%, 02/06/2026	10,995,000	11,202,101
5.327%, 02/06/2029	16,244,000	16,698,182
Microsoft Corp. 4.450%, 11/03/2045	11,583,000	13,205,982
Motorola Solutions, Inc. 4.600%, 02/23/2028	16,576,000	16,726,012
NXP BV 4.875%, 03/01/2024 (A)	8,705,000	9,185,690
Tech Data Corp. 4.950%, 02/15/2027	16,359,000	16,561,462
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	18,570,000	18,823,852

		286,752,228
Materials – 0.8%
Anglo American Capital PLC 4.750%, 04/10/2027 (A)	9,195,000	9,377,814
Braskem Finance, Ltd. 7.000%, 05/07/2020 (A)	12,390,000	12,842,359
Braskem Netherlands Finance BV 4.500%, 01/10/2028 (A)	11,360,000	11,044,760

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Mexichem SAB de CV 5.500%, 01/15/2048 (A)	$12,000,000	$11,318,040
Syngenta Finance NV
4.441%, 04/24/2023 (A)	15,880,000	16,207,505
5.676%, 04/24/2048 (A)	5,180,000	4,915,753

		65,706,231
Real estate – 0.8%
American Homes 4 Rent LP 4.250%, 02/15/2028	10,505,000	10,406,341
American Tower Corp.
3.550%, 07/15/2027	16,680,000	16,427,808
4.700%, 03/15/2022	6,995,000	7,320,464
Omega Healthcare Investors, Inc. 4.500%, 01/15/2025	6,500,000	6,609,218
SBA Tower Trust 3.722%, 04/09/2048 (A)	14,665,000	14,864,824
Ventas Realty LP 3.500%, 02/01/2025	8,315,000	8,321,992

		63,950,647
Utilities – 0.6%
ABY Transmision Sur SA 6.875%, 04/30/2043 (A)	8,532,864	9,492,897
CenterPoint Energy, Inc. 2.500%, 09/01/2022	7,760,000	7,601,356
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) 01/29/2023 (A)(B)	14,105,000	14,193,156
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,123,610
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	16,740,000	16,852,070

		54,263,089

TOTAL CORPORATE BONDS (Cost $2,955,319,841)		$2,965,929,031

CAPITAL PREFERRED SECURITIES –0.0%
Financials – 0.0%
State Street Corp. (3 month LIBOR + 1.000%) 3.788%, 06/01/2077 (D)	3,176,000	2,509,040

TOTAL CAPITAL PREFERRED SECURITIES (Cost $2,690,825)		$2,509,040

COLLATERALIZED MORTGAGE OBLIGATIONS –1.6%
Commercial and residential – 0.3%
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) 3.460%, 03/15/2037 (A)(D)	7,351,000	7,304,919
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) 3.617%, 06/11/2032 (A)(D)	5,505,000	5,487,664
COLT Mortgage Loan Trust Series 2018-2, Class A1 3.470%, 07/27/2048 (A)(E)	2,258,497	2,261,280
Galton Funding Mortgage Trust Series 2018-1, Class A43 3.500%, 11/25/2057 (A)(E)	5,082,506	5,090,585
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class A2 2.954%, 12/15/2047	3,643,441	3,639,110

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) 5.060%, 11/15/2029 (A)(D)	$2,149,168	$2,152,328

		25,935,886
U.S. Government Agency – 1.3%
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO, 1.303%, 12/25/2021	132,366,486	3,847,616
Series K018, Class X1 IO, 1.344%, 01/25/2022	106,359,442	3,152,430
Series K021, Class X1 IO, 1.441%, 06/25/2022	31,158,892	1,222,541
Series K022, Class X1 IO, 1.231%, 07/25/2022	319,776,342	10,881,126
Series K026, Class X1 IO, 0.995%, 11/25/2022	160,541,985	4,784,585
Series K038, Class X1 IO, 1.160%, 03/25/2024	238,119,201	11,393,480
Series K048, Class X1 IO, 0.249%, 06/25/2025	164,108,667	2,275,482
Series K710, Class X1 IO, 1.728%, 05/25/2019	50,518,258	5,143
Series K711, Class X1 IO, 1.610%, 07/25/2019	147,443,816	172,642
Government National Mortgage Association
Series 2012-114, Class IO, 0.766%, 01/16/2053	38,995,389	1,791,242
Series 2016-174, Class IO, 0.914%, 11/16/2056	66,065,492	5,032,446
Series 2017-109, Class IO, 0.611%, 04/16/2057	87,450,630	4,715,731
Series 2017-124, Class IO, 0.706%, 01/16/2059	108,708,062	6,946,010
Series 2017-135, Class IO, 0.839%, 10/16/2058	70,659,248	4,765,253
Series 2017-140, Class IO, 0.609%, 02/16/2059	62,954,720	3,723,205
Series 2017-159, Class IO, 0.545%, 06/16/2059	81,621,797	4,230,841
Series 2017-20, Class IO, 0.748%, 12/16/2058	135,694,589	8,304,400
Series 2017-22, Class IO, 1.022%, 12/16/2057	47,215,297	4,059,557
Series 2017-41, Class IO, 0.793%, 07/16/2058	93,771,512	6,330,777
Series 2017-46, Class IO, 0.621%, 11/16/2057	102,469,116	5,868,355
Series 2017-61, Class IO, 0.768%, 05/16/2059	61,922,004	4,337,011
Series 2018-158, Class IO, 0.726%, 05/16/2061	84,495,584	6,325,010
Series 2018-69, Class IO, 0.535%, 04/16/2060	72,599,661	4,147,365

		108,312,248

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,609,432)		$134,248,134

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES – 15.5%
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) 3.034%, 06/22/2037 (D)	$6,230,916	$6,032,164
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) 2.889%, 08/25/2037 (D)	21,002,032	20,554,210
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) 2.989%, 05/25/2036 (D)	9,083,504	8,951,116
Ally Auto Receivables Trust
Series 2017-4, Class A4 1.960%, 07/15/2022	10,855,000	10,743,229
Series 2018-2, Class A4 3.090%, 06/15/2023	16,630,000	16,829,996
Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/2023	30,910,000	30,894,625
American Express Credit Account Master Trust Series 2018-8, Class A 3.180%, 04/15/2024	45,843,000	46,530,631
Americredit Automobile Receivables Trust
Series 2018-2, Class C 3.590%, 06/18/2024	6,580,000	6,689,304
Series 2018-3, Class C 3.740%, 10/18/2024	5,184,000	5,303,622
ARI Fleet Lease Trust Series 2018-B, Class A2 3.220%, 08/16/2027 (A)	17,118,000	17,195,040
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.450%, 03/20/2023 (A)	6,651,000	6,721,447
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5 1.660%, 06/17/2024	30,260,000	29,620,733
CarMax Auto Owner Trust
Series 2018-1, Class A3 2.480%, 11/15/2022	9,275,000	9,259,069
Series 2018-4, Class A3 3.360%, 09/15/2023	26,155,000	26,599,300
CenterPoint Energy Restoration Bond Company LLC Series 2009-1, Class A3 4.243%, 08/15/2023	7,951,435	8,196,650
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.490%, 01/20/2023	32,353,000	32,308,473
CLI Funding LLC Series 2018-1A, Class A 4.030%, 04/18/2043 (A)	12,626,249	12,719,876
CNH Equipment Trust
Series 2017-C, Class A3 2.080%, 02/15/2023	9,825,000	9,744,018
Series 2018-B, Class A3 3.190%, 11/15/2023	14,571,000	14,735,912
Coinstar Funding LLC Series 2017-1A, Class A2 5.216%, 04/25/2047 (A)	12,178,088	12,410,169
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) 3.013%, 03/28/2035 (D)	7,773,000	7,350,530

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
DB Master Finance LLC Series 2015-1A, Class A2II 3.980%, 02/20/2045 (A)	$12,782,400	$12,765,272
Dell Equipment Finance Trust Series 2018-1, Class A3 3.180%, 06/22/2023 (A)	26,951,000	27,047,374
Discover Card Execution Note Trust
Series 2017-A6, Class A6 1.880%, 02/15/2023	40,130,000	39,753,569
Series 2018-A5, Class A5 3.320%, 03/15/2024	16,431,000	16,744,019
DLL LLC Series 2018-ST2, Class A3 3.460%, 01/20/2022 (A)	9,110,000	9,202,267
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (A)	16,198,325	16,433,525
DRB Prime Student Loan Trust
Series 2015-D, Class A2 3.200%, 01/25/2040 (A)	5,280,262	5,260,888
Series 2016-B, Class A2 2.890%, 06/25/2040 (A)	9,187,072	9,183,960
Driven Brands Funding LLC Series 2015-1A, Class A2 5.216%, 07/20/2045 (A)	6,554,813	6,790,065
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (A)	11,864,000	11,956,868
Evergreen Credit Card Trust Series 2018-1, Class A 2.950%, 03/15/2023 (A)	17,200,000	17,288,823
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (A)	8,277,450	8,568,421
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (A)	27,458,000	27,312,843
Series 2015-2, Class A 2.440%, 01/15/2027 (A)	21,440,000	21,351,586
Series 2017-B, Class A4 1.870%, 09/15/2022	4,295,000	4,234,632
Series 2017-C, Class A4 2.160%, 03/15/2023	10,670,000	10,561,586
Series 2018-2, Class A 3.470%, 01/15/2030 (A)	12,177,000	12,393,811
Series 2018-B, Class A3 3.240%, 04/15/2023	12,990,000	13,144,697
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1 2.160%, 09/15/2022	17,000,000	16,867,313
Series 2018-3, Class A1 3.520%, 10/15/2023	22,650,000	23,077,190
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4 2.130%, 03/16/2023 (A)	15,965,000	15,797,944
Series 2018-4, Class A3 3.210%, 10/16/2023	24,675,000	24,962,888
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) 2.877%, 08/25/2044 (D)	34,019,000	33,427,685
Golden Credit Card Trust Series 2018-1A, Class A 2.620%, 01/15/2023 (A)	48,545,000	48,473,066

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Great American Auto Leasing, Inc. Series 2019-1, Class A4 3.210%, 02/18/2025 (A)	$8,484,000	$8,575,011
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (A)	4,257,334	4,316,761
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4 1.870%, 09/15/2023	4,674,000	4,610,996
Series 2017-3, Class A4 1.980%, 11/20/2023	5,565,000	5,500,528
Series 2018-2, Class A3 3.010%, 05/18/2022	8,451,000	8,503,199
Series 2018-2, Class A4 3.160%, 08/19/2024	12,635,000	12,829,940
Series 2018-3, Class A3 2.950%, 08/22/2022	6,540,000	6,585,325
Hyundai Auto Receivables Trust
Series 2018-A, Class A3 2.790%, 07/15/2022	11,300,000	11,328,570
Series 2018-B, Class A3 3.480%, 12/15/2022	8,070,000	8,157,753
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) 3.005%, 10/27/2042 (D)	7,631,172	7,414,455
Mercedes-Benz Auto Receivables Trust Series 2018-1, Class A4 3.150%, 10/15/2024	12,862,000	13,015,188
MMAF Equipment Finance LLC
Series 2017-B, Class A3 2.210%, 10/17/2022 (A)	13,163,000	13,064,650
Series 2019-A, Class A3 3.270%, 11/13/2023 (A)	7,786,000	7,814,666
MVW Owner Trust
Series 2014-1A, Class A 2.250%, 09/22/2031 (A)	1,836,468	1,815,471
Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	13,309,068	13,498,738
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (A)	15,418,123	15,764,468
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 2.931%, 01/25/2037 (D)	8,347,851	8,209,209
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) 3.103%, 08/23/2036 (A)(D)	17,362,000	16,996,672
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 2.540%, 04/18/2022 (A)	12,530,000	12,488,427
Series 2018-1A, Class A2 3.220%, 02/15/2023 (A)	3,720,000	3,733,892
Series 2018-2A, Class A2 3.690%, 10/15/2023 (A)	8,635,000	8,789,491
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4 1.950%, 10/16/2023	12,410,000	12,265,090
Series 2018-C, Class A3 3.220%, 06/15/2023	19,450,000	19,706,758
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A 3.193%, 01/25/2023 (A)	4,306,319	4,287,733
Series 2018-PLS2, Class A 3.265%, 02/25/2023 (A)	6,206,995	6,204,100

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
PFS Financing Corp. Series 2018-F, Class A 3.520%, 10/16/2023 (A)	$10,260,000	$10,421,568
Santander Drive Auto Receivables Trust
Series 2018-2, Class C 3.350%, 07/17/2023	6,690,000	6,722,842
Series 2018-3, Class C 3.510%, 08/15/2023	15,610,000	15,700,159
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.500%, 06/20/2035 (A)	4,828,267	4,886,970
Series 2018-3A, Class A 3.690%, 09/20/2035 (A)	6,707,588	6,807,640
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) 3.078%, 06/15/2039 (D)	4,027,807	3,914,577
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (A)	5,568,619	5,558,580
Series 2016-A, Class A2A 2.700%, 05/15/2031 (A)	18,127,254	18,031,774
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) 2.955%, 10/28/2037 (A)(D)	29,034,162	28,662,342
Taco Bell Funding LLC Series 2018-1A, Class A2I 4.318%, 11/25/2048 (A)	15,452,273	15,898,843
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A 4.110%, 07/20/2043 (A)	7,349,440	7,446,919
Towd Point Mortgage Trust
Series 2016-5, Class A1 2.500%, 10/25/2056 (A)(E)	12,701,246	12,480,574
Series 2017-1, Class A1 2.750%, 10/25/2056 (A)(E)	4,331,075	4,283,374
Series 2017-2, Class A1 2.750%, 04/25/2057 (A)(E)	3,430,629	3,395,714
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4 1.980%, 12/15/2022	11,435,000	11,282,589
Series 2018-A, Class A3 2.350%, 05/16/2022	11,310,000	11,281,843
Series 2018-C, Class A3 3.020%, 12/15/2022	17,145,000	17,299,888
Series 2018-D, Class A3 3.180%, 03/15/2023	19,935,000	20,210,179
Triton Container Finance V LLC Series 2018-1A, Class A 3.950%, 03/20/2043 (A)	13,428,000	13,582,555
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.150%, 07/22/2024	8,350,000	8,470,929
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (A)	8,451,223	8,300,735
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) 3.011%, 04/25/2040 (A)(D)	2,134,002	2,019,655
Westgate Resorts LLC Series 2016-1A, Class A 3.500%, 12/20/2028 (A)	2,906,030	2,906,242

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2019-1A, Class C 4.050%, 03/15/2024 (A)	$6,231,000	$6,263,561
World Omni Auto Receivables Trust
Series 2018-A, Class A3 2.500%, 04/17/2023	14,875,000	14,857,503
Series 2018-D, Class A3 3.330%, 04/15/2024	26,320,000	26,809,660
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3 3.190%, 12/15/2021	11,970,000	12,073,238

TOTAL ASSET BACKED SECURITIES (Cost $1,265,454,157)		$1,307,037,950

SECURITIES LENDING COLLATERAL – 0.1%
John Hancock Collateral Trust, 2.6031% (F)(G)	531,247	5,316,087

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,316,054)		$5,316,087

SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019 *	$166,113,000	166,113,000
Repurchase agreement – 0.0%
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $3,790,805 on 4-1-19, collateralized by $3,287,700 U.S. Treasury Inflation Indexed Notes, 1.375% due 1-15-20 (valued at $3,866,651, including interest)	3,790,000	3,790,000
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $360,039 on 4-1-19, collateralized by $375,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $367,418, including interest)	360,000	360,000

		4,150,000

TOTAL SHORT-TERM INVESTMENTS (Cost $170,232,053)		$170,263,000

Total Investments (Select Bond Trust) (Cost $8,308,786,810) – 99.6%		$8,377,616,645
Other assets and liabilities, net – 0.4%		30,572,620

TOTAL NET ASSETS – 100.0%		$8,408,189,265

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,193,407,371 or 14.2% of the fund’s net assets as of 3-31-19.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $5,196,482.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.

Select Bond Trust (continued)

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 94.7%
U.S. Government – 34.8%
U.S. Treasury Inflation Protected Securities
0.625%, 04/15/2023	$1,773,293	$1,786,225
U.S. Treasury Notes
1.125%, 06/30/2021	3,033,000	2,959,900
1.250%, 03/31/2021	4,305,000	4,220,413
1.375%, 09/30/2020	1,390,000	1,369,964
1.750%, 11/30/2021	3,275,000	3,233,807
1.875%, 04/30/2022 to 07/31/2022	14,215,000	14,056,210
2.375%, 02/29/2024	2,700,000	2,719,090
2.625%, 08/31/2020 to 06/30/2023	8,505,000	8,603,703
2.750%, 08/15/2021 to 07/31/2023	6,305,000	6,408,700
2.875%, 11/15/2021 to 11/30/2023	16,245,000	16,673,324

		62,031,336
U.S. Government Agency – 59.9%
Federal Agricultural Mortgage Corp.
1.640%, 04/17/2020	3,885,000	3,855,423
1.675%, 02/24/2020	1,875,000	1,862,471
1.750%, 06/15/2020	2,055,000	2,040,399
2.000%, 01/15/2021	4,965,000	4,931,195
Federal Farm Credit Bank
1.440%, 08/16/2021	4,620,000	4,525,283
1.680%, 04/05/2021	2,345,000	2,313,998
2.230%, 11/15/2022	7,220,000	7,161,304
Federal Home Loan Bank
1.550%, 10/26/2020	2,695,000	2,660,235
1.700%, 04/26/2021	2,940,000	2,898,725
1.750%, 07/13/2020	4,095,000	4,059,795
1.875%, 11/29/2021	1,960,000	1,939,762
2.260%, 10/04/2022	3,800,000	3,769,066
2.700%, 09/28/2021	3,425,000	3,426,218
Federal Home Loan Mortgage Corp.
1.765%, 06/26/2020	4,510,000	4,472,786
2.000%, 11/20/2020	4,940,000	4,908,400
2.375%, 02/16/2021	5,000,000	5,005,570
2.462%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	2,012,733	2,044,859
3.000%, 07/01/2030	850,445	860,394
3.500%, 04/01/2032	2,473,256	2,544,387
5.500%, 07/01/2040	401,995	439,405
7.000%, 04/01/2031 to 04/01/2032	608	689
Federal National Mortgage Association
1.500%, 11/30/2020	4,415,000	4,353,639
1.950%, 11/09/2020	3,150,000	3,127,824
2.500%, 10/01/2027	1,380,227	1,380,204
2.625%, 01/11/2022	5,000,000	5,046,729
2.875%, 09/12/2023	7,005,000	7,171,920
3.000%, 03/01/2028 to 03/01/2031	10,711,770	10,836,976
3.500%, 12/01/2025 to 05/01/2033	2,356,651	2,418,194
5.500%, 08/01/2040	151,188	164,223

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.500%, 01/01/2039	$539,312	$616,224
7.000%, 08/01/2025 to 01/01/2029	1,526	1,696
7.500%, 01/01/2031	599	690
8.000%, 10/01/2024 to 09/01/2030	1,265	1,452
Government National Mortgage Association
7.500%, 01/15/2027 to 03/15/2027	285	316
Tennessee Valley Authority 3.875%, 02/15/2021	5,815,000	5,972,729

		106,813,180

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $169,256,532)		$168,844,516

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
U.S. Government Agency – 3.7%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA, 2.000%, 04/15/2031	538,407	533,696
Series K017, Class X1 IO, 1.303%, 12/25/2021	22,672,515	659,042
Series K018, Class X1 IO, 1.343%, 01/25/2022	4,369,375	129,506
Series K022, Class X1 IO, 1.230%, 07/25/2022	11,335,532	385,718
Series K026, Class X1 IO, 0.994%, 11/25/2022	5,407,639	161,162
Series K030, Class X1 IO, 0.195%, 04/25/2023	139,542,560	998,274
Series K038, Class X1 IO, 1.160%, 03/25/2024	8,288,352	396,579
Series K710, Class X1 IO, 1.728%, 05/25/2019	1,984,613	202
Series K711, Class X1 IO, 1.629%, 07/25/2019	4,117,207	4,821
Series K718, Class X1 IO, 0.623%, 01/25/2022	20,077,471	291,294
Federal National Mortgage Association
Series 2013-100, Class CA, 4.000%, 03/25/2039	332,524	338,365
Series 2014-28, Class BD, 3.500%, 08/25/2043	550,077	563,762
Government National Mortgage Association
Series 2012-114, Class IO, 0.766%, 01/16/2053	2,655,542	121,982
Series 2017-109, Class IO, 0.610%, 04/16/2057	2,875,864	155,080
Series 2017-124, Class IO, 0.706%, 01/16/2059	3,581,959	228,873
Series 2017-140, Class IO, 0.609%, 02/16/2059	2,095,729	123,944
Series 2017-20, Class IO, 0.748%, 12/16/2058	4,806,470	294,152
Series 2017-41, Class IO, 0.793%, 07/16/2058	3,254,684	219,733
Series 2017-46, Class IO, 0.621%, 11/16/2057	3,557,353	203,728
Series 2017-61, Class IO, 0.768%, 05/16/2059	2,133,723	149,446
Series 2017-74, Class IO, 0.777%, 09/16/2058	3,717,867	220,868

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-89, Class IO, 0.766%, 07/16/2059	$3,759,136	$259,398
Series 2018-9, Class IO, 0.558%, 01/16/2060	2,564,686	147,313

		6,586,938

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,816,120)		$6,586,938

SHORT-TERM INVESTMENTS – 1.0%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note
2.250%, 04/01/2019 *	1,630,000	1,630,000
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $145,016 on 4-1-19, collateralized by $155,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $151,866, including interest)	145,000	145,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,775,000)		$1,775,000

Total Investments (Short Term Government Income Trust) (Cost $177,847,652) – 99.4%		$177,206,454
Other assets and liabilities, net – 0.6%		1,073,032

TOTAL NET ASSETS – 100.0%		$178,279,486

Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.6%
Communication services – 3.1%
Diversified telecommunication services – 0.5%
ATN International, Inc.	3,030	$170,862
Cincinnati Bell, Inc. (A)	13,864	132,263
Cogent Communications Holdings, Inc.	11,800	640,150
Consolidated Communications Holdings, Inc. (B)	20,255	220,982
Frontier Communications Corp. (A)(B)	30,992	61,674
Intelsat SA (A)(B)	15,863	248,415
Iridium Communications, Inc. (A)	27,199	719,142
Ooma, Inc. (A)	6,018	79,678
ORBCOMM, Inc. (A)	21,677	146,970
pdvWireless, Inc. (A)	2,855	100,382
Vonage Holdings Corp. (A)	62,888	631,396
Windstream Holdings, Inc. (A)	13,084	3,925

		3,155,839
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (B)	14,730	218,741

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Eros International PLC (A)(B)	9,973	$91,153
Glu Mobile, Inc. (A)	31,999	350,069
IMAX Corp. (A)	15,143	343,443
Liberty Media Corp.-Liberty Braves, Class A (A)	3,200	89,408
Liberty Media Corp.-Liberty Braves, Class C (A)	10,142	281,643
LiveXLive Media, Inc. (A)(B)	8,908	47,925
Reading International, Inc., Class A (A)	5,551	88,594
Rosetta Stone, Inc. (A)	5,883	128,544
The Marcus Corp.	5,632	225,562
World Wrestling Entertainment, Inc., Class A	12,211	1,059,671

		2,924,753
Interactive media and services – 0.4%
Care.com, Inc. (A)	5,756	113,739
Cargurus, Inc. (A)	14,249	570,815
Cars.com, Inc. (A)	19,703	449,228
Liberty TripAdvisor Holdings, Inc., Class A (A)	20,773	294,769
QuinStreet, Inc. (A)	12,802	171,419
The Meet Group, Inc. (A)	20,733	104,287
TrueCar, Inc. (A)	27,174	180,435
Yelp, Inc. (A)	23,036	794,742

		2,679,434
Media – 1.5%
Boston Omaha Corp., Class A (A)	1,537	38,333
Central European Media Enterprises, Ltd., Class A (A)	27,178	108,168
Clear Channel Outdoor Holdings, Inc., Class A (A)	11,917	63,756
Daily Journal Corp. (A)(B)	366	78,361
Emerald Expositions Events, Inc.	7,329	93,078
Entercom Communications Corp., Class A	36,777	193,079
Entravision Communications Corp., Class A	20,522	66,491
Fluent, Inc. (A)	9,880	55,526
Gannett Company, Inc.	32,180	339,177
Gray Television, Inc. (A)	22,800	487,008
Hemisphere Media Group, Inc. (A)	6,048	85,277
Liberty Latin America, Ltd., Class A (A)	12,988	251,188
Liberty Latin America, Ltd., Class C (A)	31,785	618,218
Loral Space & Communications, Inc. (A)	3,770	135,909
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp. (B)	11,128	614,933
MSG Networks, Inc., Class A (A)	16,763	364,595
National CineMedia, Inc.	22,645	159,647
New Media Investment Group, Inc.	17,622	185,031
Nexstar Media Group, Inc., Class A	12,737	1,380,309
Scholastic Corp.	8,119	322,811
Sinclair Broadcast Group, Inc., Class A	19,274	741,664
TechTarget, Inc. (A)	5,876	95,603
TEGNA, Inc.	61,658	869,378
The EW Scripps Company, Class A	12,993	272,853
The New York Times Company, Class A	37,236	1,223,203
Tribune Publishing Company (A)	5,731	67,568
WideOpenWest, Inc. (A)	8,865	80,672

		8,994,658
Wireless telecommunication services – 0.2%
Boingo Wireless, Inc. (A)	11,716	272,748
Gogo, Inc. (A)(B)	17,322	77,776
NII Holdings, Inc. (A)	26,365	51,675

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Shenandoah
Telecommunications Company	13,294	$589,722
Spok Holdings, Inc.	6,153	83,804

		1,075,725

		18,830,409
Consumer discretionary – 11.6%
Auto components – 0.9%
American Axle & Manufacturing Holdings, Inc. (A)	31,716	453,856
Cooper Tire & Rubber Company	14,285	426,979
Cooper-Standard Holdings, Inc. (A)	5,098	239,402
Dana, Inc.	41,644	738,765
Dorman Products, Inc. (A)	7,610	670,365
Fox Factory Holding Corp. (A)	10,286	718,889
Gentherm, Inc. (A)	9,899	364,877
LCI Industries	6,952	534,053
Modine Manufacturing Company (A)	14,282	198,091
Motorcar Parts of America, Inc. (A)	5,659	106,785
Standard Motor Products, Inc.	5,991	294,158
Stoneridge, Inc. (A)	7,637	220,404
Superior Industries International, Inc.	7,580	36,081
Tenneco, Inc., Class A	14,496	321,231
Tower International, Inc.	5,744	120,796

		5,444,732
Automobiles – 0.1%
Winnebago Industries, Inc.	8,913	277,640
Distributors – 0.1%
Core-Mark Holding Company, Inc.	13,044	484,324
Funko, Inc., Class A (A)	3,215	69,830
Weyco Group, Inc.	1,943	60,155

		614,309
Diversified consumer services – 0.8%
Adtalem Global Education, Inc. (A)	16,291	754,599
American Public Education, Inc. (A)	4,679	140,931
Career Education Corp. (A)	19,460	321,479
Carriage Services, Inc.	5,294	101,910
Chegg, Inc. (A)	30,777	1,173,219
Houghton Mifflin Harcourt Company (A)	29,830	216,864
K12, Inc. (A)	10,489	357,990
Laureate Education, Inc., Class A (A)	26,975	403,816
Regis Corp. (A)	8,837	173,824
Sotheby’s (A)	9,472	357,568
Strategic Education, Inc.	5,919	777,224
Weight Watchers International, Inc. (A)	11,141	224,491

		5,003,915
Hotels, restaurants and leisure – 2.9%
BBX Capital Corp.	19,641	116,275
Belmond, Ltd., Class A (A)	25,255	629,607
Biglari Holdings, Inc., Class B (A)	422	59,654
BJ’s Restaurants, Inc.	5,971	282,309
Bloomin’ Brands, Inc.	23,613	482,886
Bluegreen Vacations Corp. (B)	2,517	37,403
Boyd Gaming Corp.	23,357	639,048
Brinker International, Inc.	10,596	470,250
Carrols Restaurant Group, Inc. (A)	10,431	103,997
Century Casinos, Inc. (A)	9,157	82,962
Churchill Downs, Inc.	9,987	901,427
Chuy’s Holdings, Inc. (A)	5,003	113,918
Cracker Barrel Old Country Store, Inc. (B)	5,406	873,664
Dave & Buster’s Entertainment, Inc.	10,998	548,470
Del Frisco’s Restaurant Group, Inc. (A)	10,762	68,984
Del Taco Restaurants, Inc. (A)	9,491	95,479

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Denny’s Corp. (A)	17,474	$320,648
Dine Brands Global, Inc.	4,742	432,897
Drive Shack, Inc. (A)	18,897	84,848
El Pollo Loco Holdings, Inc. (A)	6,221	80,935
Eldorado Resorts, Inc. (A)	18,684	872,356
Fiesta Restaurant Group, Inc. (A)	6,930	90,852
Golden Entertainment, Inc. (A)	5,530	78,305
International Speedway Corp., Class A	6,763	295,070
J Alexander’s Holdings, Inc. (A)	4,214	41,381
Jack in the Box, Inc.	7,295	591,333
Lindblad Expeditions Holdings, Inc. (A)	6,588	100,467
Marriott Vacations Worldwide Corp.	11,046	1,032,801
Monarch Casino & Resort, Inc. (A)	3,430	150,646
Nathan’s Famous, Inc.	908	62,107
Papa John’s International, Inc. (B)	6,399	338,827
Penn National Gaming, Inc. (A)	31,401	631,160
Planet Fitness, Inc., Class A (A)	25,049	1,721,367
PlayAGS, Inc. (A)	6,385	152,793
Potbelly Corp. (A)	7,102	60,438
RCI Hospitality Holdings, Inc.	2,977	68,382
Red Lion Hotels Corp. (A)	5,489	44,351
Red Robin Gourmet Burgers, Inc. (A)	3,935	113,367
Red Rock Resorts, Inc., Class A	19,853	513,200
Ruth’s Hospitality Group, Inc.	8,308	212,602
Scientific Games Corp. (A)	15,935	325,393
SeaWorld Entertainment, Inc. (A)	15,437	397,657
Shake Shack, Inc., Class A (A)	6,995	413,754
Speedway Motorsports, Inc.	3,850	55,710
Texas Roadhouse, Inc.	19,171	1,192,244
The Cheesecake Factory, Inc. (B)	11,926	583,420
The Habit Restaurants, Inc., Class A (A)	6,326	68,447
Wingstop, Inc.	8,221	625,043

		17,259,134
Household durables – 1.6%
Bassett Furniture Industries, Inc.	3,578	58,715
Beazer Homes USA, Inc. (A)	8,831	101,645
Cavco Industries, Inc. (A)	2,475	290,887
Century Communities, Inc. (A)	7,523	180,326
Ethan Allen Interiors, Inc.	7,004	133,987
Flexsteel Industries, Inc.	2,585	59,946
GoPro, Inc., Class A (A)	33,062	214,903
Green Brick Partners, Inc. (A)	7,741	67,734
Hamilton Beach Brands Holding Company, Class A	2,190	46,997
Hamilton Beach Brands Holding Company, Class B	1,197	25,688
Helen of Troy, Ltd. (A)	7,314	848,131
Hooker Furniture Corp.	3,515	101,337
Installed Building Products, Inc. (A)	6,319	306,472
iRobot Corp. (A)(B)	7,653	900,682
KB Home	24,308	587,524
La-Z-Boy, Inc.	13,240	436,788
LGI Homes, Inc. (A)(B)	5,222	314,573
M/I Homes, Inc. (A)	7,753	206,385
MDC Holdings, Inc.	13,822	401,667
Meritage Homes Corp. (A)	10,806	483,136
Roku, Inc. (A)	12,336	795,795
Skyline Champion Corp.	9,636	183,084
Sonos, Inc. (A)(B)	4,662	47,972
Taylor Morrison Home Corp., Class A (A)	32,898	583,940
The Lovesac Company (A)(B)	1,840	51,170
TopBuild Corp. (A)	10,149	657,858
TRI Pointe Group, Inc. (A)	40,215	508,318
Tupperware Brands Corp.	13,965	357,225

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Universal Electronics, Inc. (A)	4,087	$151,832
William Lyon Homes, Class A (A)	9,441	145,108
ZAGG, Inc. (A)	8,141	73,839

		9,323,664
Internet and direct marketing retail – 0.9%
1-800-Flowers.com, Inc., Class A (A)	7,650	139,460
Duluth Holdings, Inc., Class B (A)(B)	2,468	58,837
Etsy, Inc. (A)	33,966	2,283,174
Groupon, Inc. (A)	127,744	453,491
Lands’ End, Inc. (A)	3,086	51,258
Leaf Group, Ltd. (A)	5,805	46,556
Liberty Expedia Holdings, Inc., Series A (A)	15,533	664,812
Liquidity Services, Inc. (A)	8,437	65,049
Overstock.com, Inc. (A)(B)	6,914	114,911
PetMed Express, Inc. (B)	5,885	134,060
Quotient Technology, Inc. (A)	22,786	224,898
Shutterfly, Inc. (A)	9,665	392,786
Shutterstock, Inc.	5,400	251,802
Stamps.com, Inc. (A)	5,052	411,283

		5,292,377
Leisure products – 0.3%
Acushnet Holdings Corp.	9,846	227,836
American Outdoor Brands Corp. (A)	15,098	141,015
Callaway Golf Company	26,800	426,924
Clarus Corp.	6,747	86,429
Johnson Outdoors, Inc., Class A	1,518	108,324
Malibu Boats, Inc., Class A (A)	5,928	234,630
MasterCraft Boat Holdings, Inc. (A)	5,359	120,953
Nautilus, Inc. (A)	8,673	48,222
Sturm Ruger & Company, Inc.	4,608	244,316
Vista Outdoor, Inc. (A)	16,985	136,050
YETI Holdings, Inc. (A)(B)	4,974	150,464

		1,925,163
Multiline retail – 0.3%
Big Lots, Inc.	11,424	434,340
Dillard’s, Inc., Class A (B)	3,164	227,871
J.C. Penney Company, Inc. (A)(B)	94,500	140,805
Ollie’s Bargain Outlet Holdings, Inc. (A)	14,146	1,207,078

		2,010,094
Specialty retail – 2.9%
Aaron’s, Inc.	19,577	1,029,750
Abercrombie & Fitch Company, Class A	18,861	516,980
American Eagle Outfitters, Inc.	45,880	1,017,160
America’s Car-Mart, Inc. (A)	1,646	150,346
Asbury Automotive Group, Inc. (A)	5,443	377,526
Ascena Retail Group, Inc. (A)	52,702	56,918
At Home Group, Inc. (A)	12,818	228,929
Barnes & Noble Education, Inc. (A)	11,713	49,195
Barnes & Noble, Inc. (B)	17,218	93,494
Bed Bath & Beyond, Inc. (B)	37,502	637,159
Boot Barn Holdings, Inc. (A)	8,001	235,549
Caleres, Inc.	12,040	297,268
Camping World Holdings, Inc., Class A	9,714	135,122
Carvana Company (A)(B)	9,219	535,255
Chico’s FAS, Inc.	36,972	157,870
Citi Trends, Inc.	3,729	72,007
Conn’s, Inc. (A)	5,647	129,090
Designer Brands, Inc.	19,518	433,690
Express, Inc. (A)	20,426	87,423
Five Below, Inc. (A)	15,512	1,927,366
GameStop Corp., Class A (B)	28,538	289,946
Genesco, Inc. (A)	5,685	258,952
GNC Holdings, Inc., Class A (A)(B)	26,102	71,258

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	5,215	$337,411
Guess?, Inc.	16,309	319,656
Haverty Furniture Companies, Inc.	5,416	118,502
Hibbett Sports, Inc. (A)	5,424	123,721
Hudson, Ltd., Class A (A)	11,378	156,448
Kirkland’s, Inc. (A)	4,982	35,023
Lithia Motors, Inc., Class A	6,317	585,902
Lumber Liquidators Holdings, Inc. (A)(B)	8,688	87,749
MarineMax, Inc. (A)	6,538	125,268
Monro, Inc.	9,058	783,698
Murphy USA, Inc. (A)	8,520	729,482
National Vision Holdings, Inc. (A)	17,956	564,357
Office Depot, Inc.	155,631	564,941
Party City Holdco, Inc. (A)	16,597	131,780
Rent-A-Center, Inc. (A)	12,482	260,499
RH (A)	5,397	555,621
Sally Beauty Holdings, Inc. (A)	34,345	632,291
Shoe Carnival, Inc. (B)	2,998	102,022
Signet Jewelers, Ltd.	14,836	402,946
Sleep Number Corp. (A)	9,321	438,087
Sonic Automotive, Inc., Class A	6,975	103,300
Sportsman’s Warehouse Holdings, Inc. (A)	11,796	56,621
Tailored Brands, Inc. (B)	14,405	112,935
The Buckle, Inc. (B)	8,304	155,451
The Cato Corp., Class A	6,462	96,801
The Children’s Place, Inc.	4,516	439,316
Tile Shop Holdings, Inc.	12,152	68,780
Tilly’s, Inc., Class A	6,178	68,761
Winmark Corp.	655	123,526
Zumiez, Inc. (A)	5,355	133,286

		17,202,434
Textiles, apparel and luxury goods – 0.8%
Crocs, Inc. (A)	18,834	484,976
Culp, Inc.	3,699	71,132
Deckers Outdoor Corp. (A)	8,274	1,216,195
Fossil Group, Inc. (A)(B)	13,027	178,730
G-III Apparel Group, Ltd. (A)	12,382	494,785
Movado Group, Inc.	4,666	169,749
Oxford Industries, Inc.	4,769	358,915
Rocky Brands, Inc.	2,189	52,448
Steven Madden, Ltd.	24,779	838,521
Unifi, Inc. (A)	4,755	92,009
Vera Bradley, Inc. (A)	6,815	90,299
Wolverine World Wide, Inc.	26,134	933,768

		4,981,527

		69,334,989
Consumer staples – 2.7%
Beverages – 0.3%
Celsius Holdings, Inc. (A)(B)	7,744	32,989
Coca-Cola Consolidated, Inc.	1,343	386,556
Craft Brew Alliance, Inc. (A)	4,066	56,843
MGP Ingredients, Inc. (B)	3,786	292,090
National Beverage Corp.	3,384	195,358
Primo Water Corp. (A)	9,767	150,998
The Boston Beer Company, Inc., Class A (A)	2,316	682,595

		1,797,429
Food and staples retailing – 0.6%
BJ’s Wholesale Club Holdings, Inc. (A)	36,330	995,442
Ingles Markets, Inc., Class A	4,413	121,887
Performance Food Group Company (A)	28,897	1,145,477
PriceSmart, Inc.	6,374	375,301

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Rite Aid Corp. (A)(B)	309,354	$196,440
Smart & Final Stores, Inc. (A)	7,859	38,823
SpartanNash Company	10,247	162,620
The Andersons, Inc.	7,714	248,622
The Chefs’ Warehouse, Inc. (A)	6,212	192,883
United Natural Foods, Inc. (A)	15,005	198,366
Village Super Market, Inc., Class A	2,614	71,441
Weis Markets, Inc.	2,775	113,248

		3,860,550
Food products – 1.1%
B&G Foods, Inc. (B)	18,733	457,460
Calavo Growers, Inc. (B)	4,541	380,763
Cal-Maine Foods, Inc.	8,876	396,136
Darling Ingredients, Inc. (A)	46,492	1,006,552
Dean Foods Company	27,495	83,310
Farmer Brothers Company (A)	3,221	64,452
Fresh Del Monte Produce, Inc.	8,738	236,188
Freshpet, Inc. (A)	7,488	316,668
Hostess Brands, Inc. (A)	28,116	351,450
J&J Snack Foods Corp.	4,261	676,817
John B. Sanfilippo & Son, Inc.	2,504	179,962
Lancaster Colony Corp.	5,339	836,568
Landec Corp. (A)	7,537	92,554
Limoneira Company	4,449	104,685
Sanderson Farms, Inc.	5,616	740,413
Seneca Foods Corp., Class A (A)	2,358	58,007
The Simply Good Foods Company (A)	17,343	357,092
Tootsie Roll Industries, Inc.	4,693	174,784

		6,513,861
Household products – 0.2%
Central Garden & Pet Company (A)	3,267	83,505
Central Garden & Pet Company, Class A (A)	11,405	265,166
WD-40 Company	3,890	659,122

		1,007,793
Personal products – 0.3%
Edgewell Personal Care Company (A)	15,385	675,248
elf Beauty, Inc. (A)	7,210	76,426
Inter Parfums, Inc.	5,010	380,109
Medifast, Inc.	3,297	420,532
Revlon, Inc., Class A (A)(B)	2,603	50,446
USANA Health Sciences, Inc. (A)	3,617	303,358

		1,906,119
Tobacco – 0.2%
22nd Century Group, Inc. (A)(B)	34,190	58,465
Pyxus International, Inc. (A)	2,458	58,722
Turning Point Brands, Inc.	2,350	108,312
Universal Corp.	6,983	402,430
Vector Group, Ltd.	29,906	322,686

		950,615

		16,036,367
Energy – 3.5%
Energy equipment and services – 1.3%
Archrock, Inc.	36,481	356,784
C&J Energy Services, Inc. (A)	18,450	286,344
Cactus, Inc., Class A (A)	10,781	383,804
Covia Holdings Corp. (A)(B)	9,913	55,414
Diamond Offshore Drilling, Inc. (A)(B)	18,690	196,058
Dril-Quip, Inc. (A)	10,195	467,441
Era Group, Inc. (A)	6,434	74,248
Exterran Corp. (A)	9,527	160,530
Forum Energy Technologies, Inc. (A)	24,383	124,597
Frank’s International NV (A)	21,652	134,459

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
FTS International, Inc. (A)	9,779	$97,790
Helix Energy Solutions Group, Inc. (A)	40,157	317,642
Independence Contract Drilling, Inc. (A)	16,252	45,018
ION Geophysical Corp. (A)	3,278	47,334
Keane Group, Inc. (A)	15,290	166,508
KLX Energy Services Holdings, Inc. (A)	5,870	147,572
Liberty Oilfield Services, Inc., Class A (B)	12,748	196,192
Mammoth Energy Services, Inc. (B)	3,772	62,804
Matrix Service Company (A)	7,706	150,883
McDermott International, Inc. (A)	51,746	384,990
Natural Gas Services Group, Inc. (A)	4,083	70,677
Newpark Resources, Inc. (A)	25,717	235,568
Nine Energy Service, Inc. (A)	4,272	96,761
Noble Corp. PLC (A)	72,066	206,829
Oceaneering International, Inc. (A)	28,438	448,467
Oil States International, Inc. (A)	17,218	292,017
Pioneer Energy Services Corp. (A)	23,741	42,022
ProPetro Holding Corp. (A)	20,164	454,497
RigNet, Inc. (A)	4,292	41,933
Rowan Companies PLC, Class A (A)	36,446	393,252
SEACOR Holdings, Inc. (A)	4,794	202,690
SEACOR Marine Holdings, Inc. (A)	5,109	68,001
Select Energy Services, Inc., Class A (A)	13,334	160,275
Solaris Oilfield Infrastructure, Inc., Class A	7,769	127,722
Superior Energy Services, Inc. (A)	45,048	210,374
TETRA Technologies, Inc. (A)	37,118	86,856
Tidewater, Inc. (A)	8,659	200,802
U.S. Silica Holdings, Inc.	22,705	394,159
Unit Corp. (A)	15,253	217,203

		7,806,517
Oil, gas and consumable fuels – 2.2%
Abraxas Petroleum Corp. (A)	51,582	64,478
Arch Coal, Inc., Class A	4,885	445,854
Ardmore Shipping Corp. (A)	10,617	65,401
Berry Petroleum Corp.	16,169	186,590
Bonanza Creek Energy, Inc. (A)	5,600	127,064
California Resources Corp. (A)(B)	12,883	331,222
Callon Petroleum Company (A)	65,275	492,826
Carrizo Oil & Gas, Inc. (A)	25,412	316,888
Clean Energy Fuels Corp. (A)	41,492	128,210
Cloud Peak Energy, Inc. (A)	53,280	5,594
CONSOL Energy, Inc. (A)	7,739	264,829
CVR Energy, Inc.	5,186	213,663
Delek US Holdings, Inc.	23,205	845,126
Denbury Resources, Inc. (A)	133,374	273,417
DHT Holdings, Inc.	25,973	115,840
Dorian LPG, Ltd. (A)	9,038	58,024
Earthstone Energy, Inc., Class A (A)	6,798	48,130
Energy Fuels, Inc. (A)	26,731	89,014
Evolution Petroleum Corp.	9,125	61,594
Frontline, Ltd. (A)	22,044	142,404
GasLog, Ltd.	11,675	203,846
Golar LNG, Ltd.	26,980	569,008
Green Plains, Inc.	11,325	188,901
Gulfport Energy Corp. (A)	50,213	402,708
Halcon Resources Corp. (A)(B)	44,584	60,188
HighPoint Resources Corp. (A)	32,932	72,780
International Seaways, Inc. (A)	6,201	106,285
Jagged Peak Energy, Inc. (A)(B)	19,276	201,820
Laredo Petroleum, Inc. (A)	45,453	140,450
Matador Resources Company (A)	30,180	583,379
Midstates Petroleum Company, Inc. (A)	4,818	47,072
NACCO Industries, Inc., Class A	1,174	44,870

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Nordic American Tankers, Ltd. (B)	41,584	$84,000
Northern Oil and Gas, Inc. (A)	57,327	157,076
Oasis Petroleum, Inc. (A)	77,107	465,726
Overseas Shipholding Group, Inc., Class A (A)	17,485	40,041
Panhandle Oil and Gas, Inc., Class A	4,788	75,172
Par Pacific Holdings, Inc. (A)	9,364	166,773
PDC Energy, Inc. (A)	19,030	774,140
Peabody Energy Corp.	22,217	629,408
Penn Virginia Corp. (A)	3,547	156,423
Renewable Energy Group, Inc. (A)	10,367	227,659
REX American Resources Corp. (A)	1,606	129,460
Ring Energy, Inc. (A)	17,497	102,707
Sanchez Energy Corp. (A)	26,881	5,349
SandRidge Energy, Inc. (A)	9,458	75,853
Scorpio Tankers, Inc.	13,038	258,674
SemGroup Corp., Class A	23,000	339,020
Ship Finance International, Ltd. (B)	22,306	275,256
SilverBow Resources, Inc. (A)	2,323	53,429
Southwestern Energy Company (A)	168,450	790,031
SRC Energy, Inc. (A)	69,306	354,847
Talos Energy, Inc. (A)	6,082	161,538
Teekay Corp. (B)	20,810	81,575
Teekay Tankers, Ltd., Class A (A)	59,889	58,098
Tellurian, Inc. (A)(B)	24,599	275,509
Uranium Energy Corp. (A)	54,312	76,037
W&T Offshore, Inc. (A)	27,280	188,232
World Fuel Services Corp.	19,133	552,752

		13,452,260

		21,258,777
Financials – 16.6%
Banks – 8.7%
1st Constitution Bancorp	3,022	53,701
1st Source Corp.	4,249	190,823
ACNB Corp.	1,847	68,339
Allegiance Bancshares, Inc. (A)	3,544	119,504
Amalgamated Bank, Class A	3,635	56,888
American National Bankshares, Inc.	2,537	88,592
Ameris Bancorp	12,203	419,173
Ames National Corp.	3,290	90,179
Arrow Financial Corp.	3,547	116,661
Atlantic Capital Bancshares, Inc. (A)	7,511	133,921
Auburn National Bancorporation, Inc.	1,160	45,739
Banc of California, Inc.	12,367	171,159
BancFirst Corp.	5,018	261,689
BancorpSouth Bank	26,333	743,117
Bank of Commerce Holdings	6,485	68,417
Bank of Marin Bancorp	3,887	158,162
Bankwell Financial Group, Inc.	2,442	71,258
Banner Corp.	8,978	486,338
Bar Harbor Bankshares	4,368	113,000
Baycom Corp. (A)	3,628	82,138
BCB Bancorp, Inc.	4,328	57,995
Berkshire Hills Bancorp, Inc.	11,620	316,529
Blue Hills Bancorp, Inc.	6,374	152,339
Boston Private Financial Holdings, Inc.	23,966	262,667
Bridge Bancorp, Inc.	5,008	146,734
Brookline Bancorp, Inc.	22,803	328,363
Bryn Mawr Bank Corp.	5,725	206,844
Business First Bancshares, Inc.	3,490	85,645
Byline Bancorp, Inc. (A)	4,904	90,626
C&F Financial Corp.	1,124	56,874
Cadence Bancorp	34,008	630,848
Cambridge Bancorp	869	71,997
Camden National Corp.	4,435	185,028

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Capital City Bank Group, Inc.	3,738	$81,414
Capstar Financial Holdings, Inc.	3,631	52,432
Carolina Financial Corp.	6,094	210,791
Cathay General Bancorp	21,535	730,252
CB Financial Services, Inc. (B)	2,310	54,816
CBTX, Inc.	5,008	162,610
CenterState Bank Corp.	26,020	619,536
Central Pacific Financial Corp.	7,947	229,191
Central Valley Community Bancorp	3,572	69,833
Century Bancorp, Inc., Class A	981	71,613
Chemical Financial Corp.	20,226	832,502
Chemung Financial Corp.	1,329	62,370
Citizens & Northern Corp.	3,843	96,229
City Holding Company	4,160	316,950
Civista Bancshares, Inc.	4,616	100,767
CNB Financial Corp.	4,459	112,679
Coastal Financial Corp. (A)	2,888	49,067
Codorus Valley Bancorp, Inc.	2,837	60,570
Columbia Banking System, Inc.	20,556	671,976
Community Bank System, Inc.	13,938	833,074
Community Bankers Trust Corp.	7,783	56,972
Community Trust Bancorp, Inc.	4,335	177,995
ConnectOne Bancorp, Inc.	8,932	175,960
County Bancorp, Inc.	2,415	42,504
Customers Bancorp, Inc. (A)	8,324	152,412
CVB Financial Corp.	31,332	659,539
Eagle Bancorp, Inc. (A)	9,012	452,402
Enterprise Financial Services Corp.	6,374	259,868
Equity Bancshares, Inc., Class A (A)	3,962	114,106
Esquire Financial Holdings, Inc. (A)	2,553	58,106
Evans Bancorp, Inc.	1,675	59,714
Farmers & Merchants Bancorp, Inc. (B)	2,419	72,812
Farmers National Banc Corp.	7,459	102,860
FB Financial Corp.	4,627	146,954
Fidelity D&D Bancorp, Inc.	937	55,395
Fidelity Southern Corp.	6,129	167,873
Fifth Third Bancorp	33,657	848,840
Financial Institutions, Inc.	4,796	130,355
First Bancorp (NC)	8,119	282,216
First Bancorp (PR)	60,456	692,826
First Bancorp, Inc.	3,161	78,772
First Bank	6,107	70,414
First Busey Corp.	12,231	298,436
First Business Financial Services, Inc.	3,350	67,067
First Choice Bancorp	3,132	67,338
First Commonwealth Financial Corp.	27,163	342,254
First Community Bankshares, Inc.	4,416	146,346
First Community Corp.	2,984	56,905
First Financial Bancorp	26,890	646,973
First Financial Bankshares, Inc.	18,183	1,050,614
First Financial Corp.	3,571	149,982
First Financial Northwest, Inc.	3,549	55,897
First Foundation, Inc.	11,346	153,965
First Internet Bancorp	3,636	70,284
First Interstate BancSystem, Inc., Class A	8,738	347,947
First Merchants Corp.	13,204	486,567
First Mid-Illinois Bancshares, Inc.	3,753	125,050
First Midwest Bancorp, Inc.	29,903	611,815
Flushing Financial Corp.	8,350	183,116
Franklin Financial Network, Inc.	3,909	113,400
Fulton Financial Corp.	46,615	721,600
German American Bancorp, Inc.	6,662	195,863
Glacier Bancorp, Inc.	23,759	952,023
Great Southern Bancorp, Inc.	3,081	159,904

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Great Western Bancorp, Inc.	15,971	$504,524
Guaranty Bancshares, Inc.	2,687	78,514
Hancock Whitney Corp.	24,025	970,610
Hanmi Financial Corp.	8,925	189,835
HarborOne Bancorp, Inc. (A)	4,883	83,988
Heartland Financial USA, Inc.	8,404	358,431
Heritage Commerce Corp.	12,022	145,466
Heritage Financial Corp.	9,980	300,797
Hilltop Holdings, Inc.	20,353	371,442
Home BancShares, Inc.	44,636	784,255
HomeTrust Bancshares, Inc.	4,955	124,866
Hope Bancorp, Inc.	34,775	454,857
Horizon Bancorp, Inc.	10,757	173,080
Howard Bancorp, Inc. (A)	5,031	74,509
IBERIABANK Corp.	15,570	1,116,525
Independent Bank Corp. (MA)	9,197	745,059
Independent Bank Corp. (MI)	6,191	133,107
Independent Bank Group, Inc.	9,367	480,433
International Bancshares Corp.	15,578	592,431
Investar Holding Corp.	2,868	65,132
Investors Bancorp, Inc.	65,848	780,299
Lakeland Bancorp, Inc.	12,869	192,134
Lakeland Financial Corp.	6,529	295,241
LCNB Corp.	3,716	63,729
LegacyTexas Financial Group, Inc.	13,585	507,943
Live Oak Bancshares, Inc. (B)	7,743	113,125
Macatawa Bank Corp.	7,778	77,313
MBT Financial Corp.	6,036	60,481
Mercantile Bank Corp.	4,752	155,485
Metropolitan Bank Holding Corp. (A)	2,312	80,434
Mid Penn Bancorp, Inc.	2,337	57,257
Middlefield Banc Corp.	1,351	55,675
Midland States Bancorp, Inc.	6,496	156,294
MidSouth Bancorp, Inc.	5,604	63,942
MidWestOne Financial Group, Inc.	3,479	94,803
MVB Financial Corp.	3,178	48,465
National Bank Holdings Corp., Class A	7,901	262,787
National Bankshares, Inc.	2,399	102,797
National Commerce Corp. (A)	5,139	201,500
NBT Bancorp, Inc.	12,063	434,389
Nicolet Bankshares, Inc. (A)	2,313	137,855
Northeast Bancorp	2,851	58,959
Northrim Bancorp, Inc.	2,445	84,157
Norwood Financial Corp.	1,939	59,799
OFG Bancorp	12,056	238,588
Ohio Valley Banc Corp.	1,576	56,972
Old Line Bancshares, Inc.	4,979	124,126
Old National Bancorp	42,482	696,705
Old Second Bancorp, Inc.	8,196	103,188
Opus Bank	5,653	111,929
Origin Bancorp, Inc.	4,998	170,182
Orrstown Financial Services, Inc.	3,355	62,369
Pacific City Financial Corp.	4,237	73,936
Pacific Premier Bancorp, Inc.	13,288	352,531
Park National Corp.	3,880	367,630
Parke Bancorp, Inc.	2,679	55,964
Peapack Gladstone Financial Corp.	5,659	148,379
Penns Woods Bancorp, Inc.	1,749	71,884
Peoples Bancorp, Inc.	5,084	157,451
Peoples Financial Services Corp.	2,003	90,616
People’s Utah Bancorp	4,612	121,618
Preferred Bank	4,110	184,827
Premier Financial Bancorp, Inc.	4,424	69,501
QCR Holdings, Inc.	3,983	135,103
RBB Bancorp	4,410	82,908

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Renasant Corp.	13,716	$464,287
Republic Bancorp, Inc., Class A	2,592	115,914
Republic First Bancorp, Inc. (A)	14,759	77,485
S&T Bancorp, Inc.	9,333	368,933
Sandy Spring Bancorp, Inc.	9,593	300,069
SB One Bancorp	3,119	67,745
Seacoast Banking Corp. of Florida (A)	12,626	332,695
Select Bancorp, Inc. (A)	5,959	67,754
ServisFirst Bancshares, Inc.	13,280	448,333
Shore Bancshares, Inc.	5,411	80,678
Sierra Bancorp	4,463	108,451
Simmons First National Corp., Class A	25,702	629,185
SmartFinancial, Inc. (A)	4,236	80,103
South State Corp.	10,067	687,979
Southern First Bancshares, Inc. (A)	2,564	86,843
Southern National Bancorp of Virginia, Inc.	6,563	96,148
Southside Bancshares, Inc.	8,804	292,557
Stock Yards Bancorp, Inc.	6,049	204,517
Summit Financial Group, Inc.	3,537	93,766
The Bancorp, Inc. (A)	14,862	120,085
The Bank of NT Butterfield & Son, Ltd.	15,712	563,747
The Bank of Princeton	2,366	75,073
The First Bancshares, Inc.	3,761	116,215
The First of Long Island Corp.	7,330	160,747
Tompkins Financial Corp.	4,058	308,692
Towne Bank	18,294	452,777
TriCo Bancshares	6,991	274,676
TriState Capital Holdings, Inc. (A)	7,220	147,505
Triumph Bancorp, Inc. (A)	7,066	207,670
Trustmark Corp.	18,191	611,763
UMB Financial Corp.	12,693	812,860
Union Bankshares Corp.	21,905	708,189
United Bankshares, Inc.	27,485	996,056
United Community Banks, Inc.	22,327	556,612
Univest Financial Corp.	8,259	202,015
Valley National Bancorp	91,506	876,627
Veritex Holdings, Inc.	12,522	303,283
Washington Trust Bancorp, Inc.	4,166	200,593
WesBanco, Inc.	14,601	580,390
West Bancorporation, Inc.	4,715	97,506
Westamerica Bancorporation	7,270	449,286

		52,207,140
Capital markets – 1.2%
Artisan Partners Asset Management, Inc., Class A	13,861	348,881
B. Riley Financial, Inc.	6,228	103,945
Blucora, Inc. (A)	13,571	453,000
BrightSphere Investment Group PLC	23,192	314,484
Cohen & Steers, Inc.	6,409	270,908
Cowen, Inc. (A)	8,039	116,485
Diamond Hill Investment Group, Inc.	1,008	141,120
Donnelley Financial Solutions, Inc. (A)	9,893	147,208
Federated Investors, Inc., Class B	27,582	808,428
Focus Financial Partners, Inc., Class A (A)	7,640	272,290
GAIN Capital Holdings, Inc. (B)	8,476	53,229
GAMCO Investors, Inc., Class A	1,907	39,094
Greenhill & Company, Inc. (B)	5,106	109,830
Hamilton Lane, Inc., Class A	4,740	206,569
Houlihan Lokey, Inc.	9,521	436,538
INTL. FCStone, Inc. (A)	4,420	171,319
Ladenburg Thalmann Financial Services, Inc.	31,198	88,290
Moelis & Company, Class A	12,686	527,864

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Oppenheimer Holdings, Inc., Class A	2,948	$76,707
Piper Jaffray Companies	4,111	299,404
PJT Partners, Inc., Class A	5,664	236,755
Pzena Investment Management, Inc., Class A	5,998	48,524
Safeguard Scientifics, Inc. (A)	6,733	73,053
Stifel Financial Corp.	19,753	1,042,168
Virtus Investment Partners, Inc.	1,956	190,808
Waddell & Reed Financial, Inc., Class A	21,303	368,329
Westwood Holdings Group, Inc.	2,677	94,418
WisdomTree Investments, Inc.	34,140	241,028

		7,280,676
Consumer finance – 0.6%
Curo Group Holdings Corp. (A)	3,946	39,578
Encore Capital Group, Inc. (A)(B)	7,425	202,183
Enova International, Inc. (A)	9,526	217,383
EZCORP, Inc., Class A (A)	15,252	142,149
FirstCash, Inc.	12,127	1,048,986
Green Dot Corp., Class A (A)	13,695	830,602
LendingClub Corp. (A)	93,185	287,942
Nelnet, Inc., Class A	5,255	289,393
PRA Group, Inc. (A)	12,979	347,967
Regional Management Corp. (A)	2,827	69,035
World Acceptance Corp. (A)	1,775	207,906

		3,683,124
Diversified financial services – 0.2%
Banco Latinoamericano de Comercio Exterior SA	8,920	177,686
Cannae Holdings, Inc. (A)	19,354	469,528
FGL Holdings	42,653	335,679
First Eagle Private Credit LLC (A)(C)	8,978	2,331
Marlin Business Services Corp.	2,657	57,126
On Deck Capital, Inc. (A)	14,926	80,899

		1,123,249
Insurance – 2.5%
Ambac Financial Group, Inc. (A)	12,813	232,172
American Equity Investment Life Holding Company	25,607	691,901
AMERISAFE, Inc.	5,442	323,255
Argo Group International Holdings, Ltd.	9,149	646,468
Citizens, Inc. (A)(B)	13,973	93,200
CNO Financial Group, Inc.	46,931	759,344
eHealth, Inc. (A)	6,234	388,628
EMC Insurance Group, Inc.	2,749	87,638
Employers Holdings, Inc.	9,044	362,755
Enstar Group, Ltd. (A)	3,426	596,124
FBL Financial Group, Inc., Class A	2,964	185,902
FedNat Holding Company	3,731	59,845
Genworth Financial, Inc., Class A (A)	144,497	553,424
Global Indemnity, Ltd.	2,648	80,446
Goosehead Insurance, Inc., Class A (B)	2,885	80,434
Greenlight Capital Re, Ltd., Class A (A)(B)	9,241	100,450
HCI Group, Inc.	2,138	91,357
Health Insurance Innovations, Inc., Class A (A)(B)	3,779	101,353
Heritage Insurance Holdings, Inc.	6,216	90,754
Horace Mann Educators Corp.	11,907	419,245
Investors Title Company	443	69,950
James River Group Holdings, Ltd.	7,278	291,702
Kemper Corp.	14,925	1,136,390
Kingstone Companies, Inc.	3,658	53,919
Kinsale Capital Group, Inc.	5,545	380,221
MBIA, Inc. (A)	25,342	241,256

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National General Holdings Corp.	18,533	$439,788
National Western Life Group, Inc., Class A	679	178,217
Primerica, Inc.	12,220	1,492,673
ProAssurance Corp.	15,161	524,722
Protective Insurance Corp., Class B	3,511	65,024
RLI Corp.	11,125	798,219
Safety Insurance Group, Inc.	4,138	360,585
Selective Insurance Group, Inc.	16,441	1,040,386
State Auto Financial Corp.	4,807	158,246
Stewart Information Services Corp.	6,666	284,572
The Navigators Group, Inc.	5,808	405,805
Third Point Reinsurance, Ltd. (A)	22,097	229,367
Tiptree, Inc.	10,216	64,667
Trupanion, Inc. (A)(B)	7,509	245,845
United Fire Group, Inc.	5,925	258,982
United Insurance Holdings Corp.	6,273	99,741
Universal Insurance Holdings, Inc.	8,876	275,156

		15,040,128
Mortgage real estate investment trusts – 1.1%
AG Mortgage Investment Trust, Inc.	8,090	136,236
Anworth Mortgage Asset Corp.	30,602	123,632
Apollo Commercial Real Estate Finance, Inc.	34,364	625,425
Arbor Realty Trust, Inc.	20,209	262,111
Ares Commercial Real Estate Corp.	8,009	121,657
Arlington Asset Investment Corp., Class A (B)	9,459	75,294
ARMOUR Residential REIT, Inc.	13,635	266,292
Blackstone Mortgage Trust, Inc., Class A	31,753	1,097,384
Capstead Mortgage Corp.	24,156	207,500
Cherry Hill Mortgage Investment Corp.	5,013	86,324
Colony Credit Real Estate, Inc.	24,312	380,726
Dynex Capital, Inc.	20,380	124,114
Exantas Capital Corp.	9,393	99,848
Granite Point Mortgage Trust, Inc.	13,816	256,563
Great Ajax Corp.	6,058	83,237
Invesco Mortgage Capital, Inc.	35,951	568,026
KKR Real Estate Finance Trust, Inc.	5,604	112,192
Ladder Capital Corp.	26,035	443,116
New York Mortgage Trust, Inc.	48,247	293,824
Orchid Island Capital, Inc.	14,631	96,272
PennyMac Mortgage Investment Trust	16,249	336,517
Ready Capital Corp.	5,247	76,973
Redwood Trust, Inc.	26,264	424,164
TPG RE Finance Trust, Inc.	9,020	176,792
Western Asset Mortgage Capital Corp.	13,462	137,716

		6,611,935
Thrifts and mortgage finance – 2.3%
Axos Financial, Inc. (A)	16,395	474,799
BankFinancial Corp.	4,909	72,997
Bridgewater Bancshares, Inc. (A)	7,625	78,614
BSB Bancorp, Inc. (A)	2,715	89,161
Capitol Federal Financial, Inc.	36,540	487,809
Columbia Financial, Inc. (A)	14,317	224,347
Dime Community Bancshares, Inc.	9,323	174,620
Entegra Financial Corp. (A)	2,678	60,121
ESSA Bancorp, Inc.	4,024	61,970
Essent Group, Ltd. (A)	27,241	1,183,621
Federal Agricultural Mortgage Corp., Class C	2,560	185,421
First Defiance Financial Corp.	5,682	163,301
Flagstar Bancorp, Inc.	8,226	270,800
FS Bancorp, Inc.	1,372	69,259
Hingham Institution for Savings	349	60,031

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Home Bancorp, Inc.	2,716	$90,307
HomeStreet, Inc. (A)	7,405	195,122
Kearny Financial Corp.	25,266	325,173
LendingTree, Inc. (A)	2,269	797,690
Luther Burbank Corp.	6,745	68,125
Merchants Bancorp	4,803	103,265
Meridian Bancorp, Inc.	14,632	229,576
Meta Financial Group, Inc.	8,409	165,489
MGIC Investment Corp. (A)	100,751	1,328,906
Mr. Cooper Group, Inc. (A)	21,352	204,766
NMI Holdings, Inc., Class A (A)	17,989	465,375
Northfield Bancorp, Inc.	13,392	186,149
Northwest Bancshares, Inc.	26,269	445,785
OceanFirst Financial Corp.	13,778	331,499
Ocwen Financial Corp. (A)	36,254	65,982
OP Bancorp	5,087	44,511
Oritani Financial Corp.	11,338	188,551
PCSB Financial Corp.	5,270	103,134
PennyMac Financial Services, Inc.	5,802	129,036
Provident Bancorp, Inc. (A)	1,902	43,080
Provident Financial Services, Inc.	17,017	440,570
Radian Group, Inc.	61,348	1,272,358
Riverview Bancorp, Inc.	8,452	61,784
SI Financial Group, Inc.	4,640	59,902
Southern Missouri Bancorp, Inc.	2,532	77,986
Sterling Bancorp, Inc.	7,068	71,670
Territorial Bancorp, Inc.	2,461	66,226
Timberland Bancorp, Inc.	2,152	60,213
TrustCo Bank Corp.	28,291	219,538
United Community Financial Corp.	14,231	133,060
United Financial Bancorp, Inc.	15,206	218,206
Walker & Dunlop, Inc.	7,842	399,236
Washington Federal, Inc.	22,664	654,763
Waterstone Financial, Inc.	7,111	117,047
Western New England Bancorp, Inc.	9,254	85,414
WSFS Financial Corp.	14,558	561,939

		13,668,304

		99,614,556
Health care – 15.4%
Biotechnology – 6.6%
Abeona Therapeutics, Inc. (A)(B)	9,526	70,111
ACADIA Pharmaceuticals, Inc. (A)(B)	32,338	868,275
Acceleron Pharma, Inc. (A)	12,483	581,333
Achillion Pharmaceuticals, Inc. (A)	39,498	116,914
Acorda Therapeutics, Inc. (A)	12,980	172,504
Adamas Pharmaceuticals, Inc. (A)(B)	7,456	53,012
Aduro Biotech, Inc. (A)	18,917	75,290
Adverum Biotechnologies, Inc. (A)	17,013	89,148
Aeglea BioTherapeutics, Inc. (A)	6,123	49,290
Agenus, Inc. (A)	27,248	80,927
Aimmune Therapeutics, Inc. (A)	12,678	283,353
Akebia Therapeutics, Inc. (A)	25,090	205,487
Albireo Pharma, Inc. (A)	2,933	94,472
Alder Biopharmaceuticals, Inc. (A)	16,858	230,112
Aldeyra Therapeutics, Inc. (A)	6,855	61,901
Allakos, Inc. (A)	4,120	166,860
Allogene Therapeutics, Inc. (A)(B)	6,374	184,272
AMAG Pharmaceuticals, Inc. (A)	10,229	131,750
Amicus Therapeutics, Inc. (A)	54,116	735,978
AnaptysBio, Inc. (A)	6,068	443,267
Anika Therapeutics, Inc. (A)	4,109	124,256
Apellis Pharmaceuticals, Inc. (A)	10,540	205,530
Arbutus Biopharma Corp. (A)	12,415	44,446
Arcus Biosciences, Inc. (A)	9,423	117,693
Ardelyx, Inc. (A)	13,776	38,573

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arena Pharmaceuticals, Inc. (A)	14,183	$635,824
ArQule, Inc. (A)	31,075	148,849
Array BioPharma, Inc. (A)	60,147	1,466,384
Arrowhead Pharmaceuticals, Inc. (A)	26,712	490,165
Assembly Biosciences, Inc. (A)	6,273	123,515
Atara Biotherapeutics, Inc. (A)	12,034	478,352
Athenex, Inc. (A)(B)	13,161	161,222
Athersys, Inc. (A)(B)	37,762	56,643
Audentes Therapeutics, Inc. (A)	10,692	417,202
Avid Bioservices, Inc. (A)	15,647	66,500
Avrobio, Inc. (A)	3,839	84,650
Bellicum Pharmaceuticals, Inc. (A)	13,724	46,250
BioCryst Pharmaceuticals, Inc. (A)	31,479	256,239
Biohaven Pharmaceutical Holding Company, Ltd. (A)	8,937	459,987
BioSpecifics Technologies Corp. (A)	1,700	105,961
BioTime, Inc. (A)(B)	35,576	46,605
Blueprint Medicines Corp. (A)	11,806	945,070
Calithera Biosciences, Inc. (A)	10,451	70,440
Cara Therapeutics, Inc. (A)(B)	9,415	184,722
CareDx, Inc. (A)	9,987	314,790
CASI Pharmaceuticals, Inc. (A)	15,209	43,650
Catalyst Biosciences, Inc. (A)	4,040	32,764
Catalyst Pharmaceuticals, Inc. (A)(B)	29,873	152,352
Cellular Biomedicine Group, Inc. (A)	3,404	58,889
ChemoCentryx, Inc. (A)	6,572	91,285
Clovis Oncology, Inc. (A)	13,656	338,942
Coherus Biosciences, Inc. (A)	14,999	204,586
Concert Pharmaceuticals, Inc. (A)	6,541	78,950
Constellation Pharmaceuticals, Inc. (A)(B)	4,989	67,601
Corbus Pharmaceuticals Holdings, Inc. (A)(B)	16,312	113,368
Crinetics Pharmaceuticals, Inc. (A)(B)	2,596	59,085
Cue Biopharma, Inc. (A)(B)	6,096	47,122
Cytokinetics, Inc. (A)	13,751	111,246
CytomX Therapeutics, Inc. (A)	13,190	141,793
Deciphera Pharmaceuticals, Inc. (A)	2,679	62,180
Denali Therapeutics, Inc. (A)(B)	13,068	303,439
Dicerna Pharmaceuticals, Inc. (A)	15,626	228,921
Dynavax Technologies Corp. (A)(B)	18,690	136,624
Eagle Pharmaceuticals, Inc. (A)	3,103	156,670
Editas Medicine, Inc. (A)(B)	13,353	326,481
Eidos Therapeutics, Inc. (A)(B)	4,791	112,349
Emergent BioSolutions, Inc. (A)	12,879	650,647
Enanta Pharmaceuticals, Inc. (A)	4,782	456,777
Epizyme, Inc. (A)	17,341	214,855
Esperion Therapeutics, Inc. (A)(B)	6,583	264,307
Evelo Biosciences, Inc. (A)	4,576	36,608
Fate Therapeutics, Inc. (A)	17,422	306,105
FibroGen, Inc. (A)	21,647	1,176,514
Five Prime Therapeutics, Inc. (A)	9,987	133,826
Flexion Therapeutics, Inc. (A)	10,127	126,385
Forty Seven, Inc. (A)(B)	4,283	69,213
G1 Therapeutics, Inc. (A)	6,897	114,490
Genomic Health, Inc. (A)	5,963	417,708
Geron Corp. (A)(B)	53,106	88,156
Global Blood Therapeutics, Inc. (A)(B)	15,282	808,876
GlycoMimetics, Inc. (A)	10,374	129,260
Gossamer Bio, Inc. (A)	3,316	71,858
Halozyme Therapeutics, Inc. (A)	35,848	577,153
Heron Therapeutics, Inc. (A)	19,732	482,250
Homology Medicines, Inc. (A)(B)	4,969	137,790
Immune Design Corp. (A)	10,317	60,354
ImmunoGen, Inc. (A)	42,227	114,435

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunomedics, Inc. (A)	42,796	$822,111
Inovio Pharmaceuticals, Inc. (A)(B)	26,189	97,685
Insmed, Inc. (A)	21,912	636,982
Intellia Therapeutics, Inc. (A)(B)	9,953	169,997
Intercept Pharmaceuticals, Inc. (A)	6,247	698,789
Intrexon Corp. (A)(B)	21,573	113,474
Invitae Corp. (A)	20,237	473,951
Iovance Biotherapeutics, Inc. (A)	30,535	290,388
Ironwood Pharmaceuticals, Inc. (A)	40,258	544,691
Kadmon Holdings, Inc. (A)	31,041	81,948
Karyopharm Therapeutics, Inc. (A)	14,526	84,832
Kezar Life Sciences, Inc. (A)	3,814	67,660
Kindred Biosciences, Inc. (A)	10,747	98,550
Kiniksa Pharmaceuticals, Ltd., Class A (A)	3,651	65,937
Kura Oncology, Inc. (A)	8,222	136,403
La Jolla Pharmaceutical Company (A)(B)	6,669	42,882
Lexicon Pharmaceuticals, Inc. (A)(B)	12,952	72,013
Ligand Pharmaceuticals, Inc. (A)	5,962	749,483
MacroGenics, Inc. (A)	11,379	204,594
Madrigal Pharmaceuticals, Inc. (A)(B)	1,969	246,637
Magenta Therapeutics, Inc. (A)(B)	4,359	71,793
MannKind Corp. (A)(B)	48,769	96,075
MediciNova, Inc. (A)(B)	12,241	101,355
MeiraGTx Holdings PLC (A)	3,650	62,890
Minerva Neurosciences, Inc. (A)	9,693	76,187
Mirati Therapeutics, Inc. (A)	6,107	447,643
Momenta Pharmaceuticals, Inc. (A)	28,127	408,685
Myriad Genetics, Inc. (A)	19,596	650,587
Natera, Inc. (A)	9,733	200,694
Novavax, Inc. (A)(B)	113,734	62,656
OPKO Health, Inc. (A)	92,570	241,608
Organovo Holdings, Inc. (A)	41,536	41,204
Palatin Technologies, Inc. (A)	64,605	63,326
PDL BioPharma, Inc. (A)	41,243	153,424
Pfenex, Inc. (A)	9,651	59,643
Pieris Pharmaceuticals, Inc. (A)	18,009	60,330
PolarityTE, Inc. (A)(B)	3,250	34,775
Portola Pharmaceuticals, Inc. (A)(B)	18,677	648,092
Principia Biopharma, Inc. (A)	1,742	59,228
Progenics Pharmaceuticals, Inc. (A)	25,749	119,475
Proteostasis Therapeutics, Inc. (A)(B)	10,423	13,133
Prothena Corp. PLC (A)	11,958	145,051
PTC Therapeutics, Inc. (A)	14,696	553,157
Puma Biotechnology, Inc. (A)	8,323	322,849
Ra Pharmaceuticals, Inc. (A)	5,431	121,654
Radius Health, Inc. (A)	11,836	236,010
Recro Pharma, Inc. (A)	5,847	34,263
REGENXBIO, Inc. (A)	9,167	525,361
Repligen Corp. (A)	11,128	657,442
Replimune Group, Inc. (A)	3,735	56,847
Retrophin, Inc. (A)	11,926	269,885
Rhythm Pharmaceuticals, Inc. (A)	4,422	121,207
Rigel Pharmaceuticals, Inc. (A)	49,989	128,472
Rocket Pharmaceuticals, Inc. (A)	6,974	122,324
Rubius Therapeutics, Inc. (A)(B)	9,938	179,878
Sangamo Therapeutics, Inc. (A)	29,620	282,575
Savara, Inc. (A)	9,473	69,816
Scholar Rock Holding Corp. (A)	4,483	84,236
Selecta Biosciences, Inc. (A)	11,589	27,466
Seres Therapeutics, Inc. (A)(B)	6,655	45,720
Solid Biosciences, Inc. (A)	4,162	38,290
Sorrento Therapeutics, Inc. (A)(B)	35,183	167,119
Spark Therapeutics, Inc. (A)	8,959	1,020,251
Spectrum Pharmaceuticals, Inc. (A)	29,066	310,716

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spring Bank Pharmaceuticals, Inc. (A)(B)	4,578	$48,023
Stemline Therapeutics, Inc. (A)	11,419	146,734
Synergy Pharmaceuticals, Inc. (A)	80,513	749
Synlogic, Inc. (A)	5,310	40,303
Synthorx, Inc. (A)(B)	2,212	45,058
Syros Pharmaceuticals, Inc. (A)	8,404	76,813
TG Therapeutics, Inc. (A)(B)	18,318	147,277
Tocagen, Inc. (A)	6,346	68,981
Translate Bio, Inc. (A)	8,856	90,243
Twist Bioscience Corp. (A)	1,681	38,966
Tyme Technologies, Inc. (A)(B)	31,642	55,690
Ultragenyx Pharmaceutical, Inc. (A)	15,000	1,040,400
UNITY Biotechnology, Inc. (A)(B)	7,556	61,279
Vanda Pharmaceuticals, Inc. (A)	14,669	269,910
Veracyte, Inc. (A)	8,100	202,662
Verastem, Inc. (A)(B)	20,613	61,014
Vericel Corp. (A)	12,458	218,140
Viking Therapeutics, Inc. (A)(B)	17,685	175,789
Voyager Therapeutics, Inc. (A)	6,379	122,094
Xencor, Inc. (A)	13,325	413,875
Y-mAbs Therapeutics, Inc. (A)	2,176	57,033
ZIOPHARM Oncology, Inc. (A)(B)	38,616	148,672

		39,512,092
Health care equipment and supplies – 3.5%
Accuray, Inc. (A)	25,771	122,928
AngioDynamics, Inc. (A)	10,332	236,190
Antares Pharma, Inc. (A)	42,231	127,960
AtriCure, Inc. (A)	10,494	281,134
Atrion Corp.	398	349,715
Avanos Medical, Inc. (A)	13,371	570,674
Axogen, Inc. (A)	9,787	206,114
Axonics Modulation Technologies, Inc. (A)	2,137	51,181
Cardiovascular Systems, Inc. (A)	9,691	374,654
Cerus Corp. (A)	38,321	238,740
CONMED Corp.	7,161	595,652
CryoLife, Inc. (A)	10,063	293,538
CryoPort, Inc. (A)(B)	8,100	104,652
Cutera, Inc. (A)	4,121	72,777
CytoSorbents Corp. (A)(B)	9,233	69,894
FONAR Corp. (A)	2,139	43,785
GenMark Diagnostics, Inc. (A)	15,197	107,747
Glaukos Corp. (A)	9,676	758,308
Globus Medical, Inc., Class A (A)	21,093	1,042,205
Haemonetics Corp. (A)	14,553	1,273,096
Helius Medical Technologies, Inc. (A)(B)	6,099	40,619
Heska Corp. (A)	1,982	168,708
Inogen, Inc. (A)	5,090	485,433
Integer Holdings Corp. (A)	8,826	665,657
IntriCon Corp. (A)	2,408	60,393
Invacare Corp.	10,060	84,202
iRhythm Technologies, Inc. (A)	6,874	515,275
Lantheus Holdings, Inc. (A)	10,612	259,782
LeMaitre Vascular, Inc.	4,629	143,499
LivaNova PLC (A)	13,815	1,343,509
Meridian Bioscience, Inc.	11,932	210,123
Merit Medical Systems, Inc. (A)	15,160	937,343
Natus Medical, Inc. (A)	9,475	240,476
Neogen Corp. (A)	14,340	822,973
Neuronetics, Inc. (A)	3,938	60,055
Nevro Corp. (A)	8,291	518,270
Novocure, Ltd. (A)	20,915	1,007,476
NuVasive, Inc. (A)	14,623	830,440
Nuvectra Corp. (A)	5,235	57,637

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
OraSure Technologies, Inc. (A)	17,479	$194,891
Orthofix Medical, Inc. (A)	4,946	279,004
OrthoPediatrics Corp. (A)	2,245	99,296
Oxford Immunotec Global PLC (A)	7,655	131,896
Pulse Biosciences, Inc. (A)	3,325	58,487
Quidel Corp. (A)	9,752	638,463
Rockwell Medical, Inc. (A)(B)	14,463	82,294
RTI Surgical Holdings, Inc. (A)	17,172	103,204
SeaSpine Holdings Corp. (A)	4,556	68,704
Senseonics Holdings, Inc. (A)(B)	26,499	64,923
SI-BONE, Inc. (A)	2,615	49,267
Sientra, Inc. (A)	7,387	63,380
STAAR Surgical Company (A)	12,583	430,213
Surmodics, Inc. (A)	3,758	163,398
Tactile Systems Technology, Inc. (A)	4,985	262,809
Tandem Diabetes Care, Inc. (A)	14,499	920,687
TransEnterix, Inc. (A)(B)	48,770	116,073
Utah Medical Products, Inc.	1,074	94,781
Varex Imaging Corp. (A)	10,961	371,359
ViewRay, Inc. (A)(B)	18,541	137,018
Wright Medical Group NV (A)	35,365	1,112,229

		20,815,190
Health care providers and services – 1.7%
Addus HomeCare Corp. (A)	2,776	176,526
Amedisys, Inc. (A)	7,599	936,653
American Renal Associates Holdings, Inc. (A)	4,314	26,488
AMN Healthcare Services, Inc. (A)	13,185	620,882
BioScrip, Inc. (A)	38,822	77,644
BioTelemetry, Inc. (A)	9,352	585,622
Brookdale Senior Living, Inc. (A)	54,103	355,998
Capital Senior Living Corp. (A)	8,637	34,462
Community Health Systems, Inc. (A)(B)	25,270	94,257
CorVel Corp. (A)	2,552	166,492
Cross Country Healthcare, Inc. (A)	10,621	74,666
Diplomat Pharmacy, Inc. (A)	16,704	97,050
Guardant Health, Inc. (A)(B)	4,145	317,922
HealthEquity, Inc. (A)	15,405	1,139,662
LHC Group, Inc. (A)	8,349	925,570
Magellan Health, Inc. (A)	6,952	458,276
National HealthCare Corp.	3,415	259,130
National Research Corp.	3,162	122,053
Owens & Minor, Inc.	18,204	74,636
Patterson Companies, Inc.	23,427	511,880
PetIQ, Inc. (A)	4,613	144,894
R1 RCM, Inc. (A)	29,277	283,109
RadNet, Inc. (A)	11,549	143,092
Select Medical Holdings Corp. (A)	31,021	437,086
Surgery Partners, Inc. (A)(B)	5,689	64,172
Tenet Healthcare Corp. (A)	23,858	688,065
The Ensign Group, Inc.	14,175	725,618
The Providence Service Corp. (A)	3,187	212,318
Tivity Health, Inc. (A)	13,805	242,416
Triple-S Management Corp., Class B (A)	6,303	143,834
US Physical Therapy, Inc.	3,536	371,386

		10,511,859
Health care technology – 1.1%
Allscripts Healthcare Solutions, Inc. (A)	49,939	476,418
Castlight Health, Inc., B Shares (A)	24,065	90,244
Computer Programs & Systems, Inc.	3,456	102,609
Evolent Health, Inc., Class A (A)	19,358	243,524
HealthStream, Inc. (A)	7,550	211,853
HMS Holdings Corp. (A)	23,597	698,707
Inovalon Holdings, Inc., Class A (A)(B)	19,767	245,704
Inspire Medical Systems, Inc. (A)	4,210	239,044

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Medidata Solutions, Inc. (A)	16,420	$1,202,601
NextGen Healthcare, Inc. (A)	15,263	256,876
Omnicell, Inc. (A)	11,014	890,372
Simulations Plus, Inc.	3,426	72,323
Tabula Rasa HealthCare, Inc. (A)	5,062	285,598
Teladoc Health, Inc. (A)(B)	19,079	1,060,792
Vocera Communications, Inc. (A)	8,582	271,449

		6,348,114
Life sciences tools and services – 0.6%
Accelerate Diagnostics, Inc. (A)(B)	7,644	160,677
Cambrex Corp. (A)	9,631	374,164
ChromaDex Corp. (A)(B)	13,200	55,308
Codexis, Inc. (A)	14,551	298,732
Enzo Biochem, Inc. (A)	15,401	42,045
Fluidigm Corp. (A)	9,633	128,023
Harvard Bioscience, Inc. (A)	11,776	50,755
Luminex Corp.	11,747	270,298
Medpace Holdings, Inc. (A)	6,197	365,437
NanoString Technologies, Inc. (A)	7,465	178,637
NeoGenomics, Inc. (A)	23,424	479,255
Pacific Biosciences of California, Inc. (A)	39,452	285,238
Quanterix Corp. (A)	2,620	67,675
Syneos Health, Inc. (A)	17,735	917,964

		3,674,208
Pharmaceuticals – 1.9%
Aclaris Therapeutics, Inc. (A)	11,332	67,879
Aerie Pharmaceuticals, Inc. (A)	10,178	483,455
Akcea Therapeutics, Inc. (A)(B)	3,891	110,232
Akorn, Inc. (A)	27,579	97,078
Amneal Pharmaceuticals, Inc. (A)	25,114	355,865
Amphastar Pharmaceuticals, Inc. (A)	10,206	208,509
ANI Pharmaceuticals, Inc. (A)	2,350	165,769
Aratana Therapeutics, Inc. (A)	14,972	53,899
Arvinas, Inc. (A)	2,593	38,273
Assertio Therapeutics, Inc. (A)	18,159	92,066
Collegium Pharmaceutical, Inc. (A)	8,577	129,856
Corcept Therapeutics, Inc. (A)(B)	28,111	330,023
Corium International, Inc. (A)(B)(C)	8,600	1,548
Cymabay Therapeutics, Inc. (A)	17,189	228,270
Dermira, Inc. (A)	10,392	140,812
Durect Corp. (A)	56,377	35,286
Eloxx Pharmaceuticals, Inc. (A)	6,632	77,462
Endo International PLC (A)	64,066	514,450
Evolus, Inc. (A)(B)	2,744	61,932
Horizon Pharma PLC (A)	51,306	1,356,018
Innoviva, Inc. (A)	19,849	278,481
Intersect ENT, Inc. (A)	8,610	276,812
Intra-Cellular Therapies, Inc. (A)	13,318	162,213
Kala Pharmaceuticals, Inc. (A)	5,366	44,377
Lannett Company, Inc. (A)(B)	8,985	70,712
Liquidia Technologies, Inc. (A)	2,253	25,639
Mallinckrodt PLC (A)	23,508	511,064
Marinus Pharmaceuticals, Inc. (A)	14,676	61,346
MyoKardia, Inc. (A)	9,733	506,019
Neos Therapeutics, Inc. (A)	16,235	42,373
Ocular Therapeutix, Inc. (A)(B)	11,677	46,358
Odonate Therapeutics, Inc. (A)	2,327	51,450
Omeros Corp. (A)(B)	13,555	235,450
Optinose, Inc. (A)(B)	6,256	64,437
Pacira Pharmaceuticals, Inc. (A)	11,468	436,472
Paratek Pharmaceuticals, Inc. (A)(B)	10,591	56,768
Phibro Animal Health Corp., Class A	5,882	194,106
Prestige Consumer Healthcare, Inc. (A)	14,906	445,838
Reata Pharmaceuticals, Inc., Class A (A)	5,393	460,940

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Revance Therapeutics, Inc. (A)	11,224	$176,890
SIGA Technologies, Inc. (A)	15,264	91,737
Supernus Pharmaceuticals, Inc. (A)	14,031	491,646
The Medicines Company (A)(B)	19,783	552,935
TherapeuticsMD, Inc. (A)(B)	53,191	259,040
Theravance Biopharma, Inc. (A)(B)	12,605	285,755
Tricida, Inc. (A)	5,343	206,347
Verrica Pharmaceuticals, Inc. (A)	3,574	38,635
WaVe Life Sciences, Ltd. (A)(B)	5,853	227,389
Xeris Pharmaceuticals, Inc. (A)	6,323	63,483
Zogenix, Inc. (A)	12,014	660,890

		11,574,284

		92,435,747
Industrials – 14.0%
Aerospace and defense – 1.0%
AAR Corp.	9,400	305,594
Aerojet Rocketdyne Holdings, Inc. (A)	20,529	729,395
Aerovironment, Inc. (A)	6,035	412,854
Astronics Corp. (A)	6,174	202,013
Axon Enterprise, Inc. (A)	16,325	888,243
Cubic Corp.	8,901	500,592
Ducommun, Inc. (A)	3,083	134,172
Kratos Defense & Security Solutions, Inc. (A)	25,217	394,142
Maxar Technologies, Inc. (B)	17,597	70,740
Mercury Systems, Inc. (A)	13,372	856,878
Moog, Inc., Class A	9,092	790,549
National Presto Industries, Inc.	1,391	150,993
The KeyW Holding Corp. (A)(B)	14,368	123,852
Triumph Group, Inc.	13,989	266,630
Vectrus, Inc. (A)	3,383	89,954
Wesco Aircraft Holdings, Inc. (A)	15,650	137,564

		6,054,165
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	16,705	385,050
Atlas Air Worldwide Holdings, Inc. (A)	6,735	340,522
Echo Global Logistics, Inc. (A)	8,140	201,709
Forward Air Corp.	8,168	528,715
Hub Group, Inc., Class A (A)	9,290	379,497
Radiant Logistics, Inc. (A)	11,625	73,238

		1,908,731
Airlines – 0.4%
Allegiant Travel Company	3,713	480,722
Hawaiian Holdings, Inc.	14,115	370,519
SkyWest, Inc.	14,598	792,525
Spirit Airlines, Inc. (A)	19,548	1,033,307

		2,677,073
Building products – 1.2%
AAON, Inc.	11,776	543,816
Advanced Drainage Systems, Inc.	10,182	262,390
American Woodmark Corp. (A)	4,039	333,743
Apogee Enterprises, Inc.	7,708	288,973
Armstrong Flooring, Inc. (A)	6,729	91,514
Builders FirstSource, Inc. (A)	32,489	433,403
Caesarstone, Ltd.	7,228	112,829
Continental Building Products, Inc. (A)	10,600	262,774
CSW Industrials, Inc. (A)	4,244	243,139
Gibraltar Industries, Inc. (A)	9,089	369,104
Griffon Corp.	10,171	187,960
Insteel Industries, Inc.	5,438	113,763
JELD-WEN Holding, Inc. (A)	19,651	347,037
Masonite International Corp. (A)	7,538	376,071
NCI Building Systems, Inc. (A)	12,599	77,610

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Patrick Industries, Inc. (A)	6,672	$302,375
PGT Innovations, Inc. (A)	16,329	226,157
Quanex Building Products Corp.	9,851	156,532
Simpson Manufacturing Company, Inc.	11,745	696,126
Trex Company, Inc. (A)	16,751	1,030,522
Universal Forest Products, Inc.	17,082	510,581

		6,966,419
Commercial services and supplies – 2.4%
ABM Industries, Inc.	18,709	680,072
ACCO Brands Corp.	29,669	253,967
Advanced Disposal Services, Inc. (A)	20,554	575,512
Brady Corp., Class A	13,360	620,038
BrightView Holdings, Inc. (A)	8,692	125,165
Casella Waste Systems, Inc., Class A (A)	12,429	441,975
CECO Environmental Corp. (A)	9,429	67,889
Cimpress NV (A)	6,314	505,941
Covanta Holding Corp.	33,284	576,146
Deluxe Corp.	13,172	575,880
Ennis, Inc.	7,401	153,645
Healthcare Services Group, Inc.	21,196	699,256
Heritage-Crystal Clean, Inc. (A)	4,451	122,180
Herman Miller, Inc.	16,731	588,597
HNI Corp.	12,405	450,177
Interface, Inc.	17,176	263,136
Kimball International, Inc., Class B	10,674	150,930
Knoll, Inc.	13,959	263,965
LSC Communications, Inc.	10,156	66,319
Matthews International Corp., Class A	9,058	334,693
McGrath RentCorp	6,805	384,959
Mobile Mini, Inc.	12,777	433,651
MSA Safety, Inc.	9,651	997,913
Multi-Color Corp.	3,997	199,410
PICO Holdings, Inc. (A)	7,487	74,121
Pitney Bowes, Inc.	54,311	373,117
Quad/Graphics, Inc.	9,299	110,658
RR Donnelley & Sons Company	21,215	100,135
SP Plus Corp. (A)	6,564	223,964
Steelcase, Inc., Class A	24,186	351,906
Team, Inc. (A)	8,617	150,798
Tetra Tech, Inc.	15,726	937,112
The Brink’s Company	14,247	1,074,366
UniFirst Corp.	4,325	663,888
US Ecology, Inc.	6,331	354,409
Viad Corp.	5,687	320,121
VSE Corp.	2,651	83,719

		14,349,730
Construction and engineering – 1.0%
Aegion Corp. (A)	9,710	170,605
Ameresco, Inc., Class A (A)	5,680	91,902
Argan, Inc.	4,223	210,939
Comfort Systems USA, Inc.	10,412	545,485
Dycom Industries, Inc. (A)	8,702	399,770
EMCOR Group, Inc.	16,238	1,186,673
Granite Construction, Inc.	12,607	543,992
Great Lakes Dredge & Dock Corp. (A)	16,602	147,924
IES Holdings, Inc. (A)	2,812	49,969
KBR, Inc.	40,039	764,345
MasTec, Inc. (A)	18,005	866,041
MYR Group, Inc. (A)	4,853	168,059
Northwest Pipe Company (A)	2,936	70,464
NV5 Global, Inc. (A)	2,647	157,126
Primoris Services Corp.	12,085	249,918
Sterling Construction Company, Inc. (A)	8,105	101,475
Tutor Perini Corp. (A)	10,607	181,592

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
WillScot Corp. (A)	11,576	$128,378

		6,034,657
Electrical equipment – 0.7%
Allied Motion Technologies, Inc.	2,053	70,582
Atkore International Group, Inc. (A)	11,071	238,359
AZZ, Inc.	7,470	305,747
Encore Wire Corp.	5,851	334,794
Energous Corp. (A)(B)	7,477	47,404
EnerSys	12,245	797,884
Enphase Energy, Inc. (A)(B)	24,593	226,993
Generac Holdings, Inc. (A)	17,171	879,670
Plug Power, Inc. (A)(B)	62,960	151,104
Powell Industries, Inc.	2,747	72,933
Preformed Line Products Company	1,011	53,674
Sunrun, Inc. (A)	27,329	384,246
Thermon Group Holdings, Inc. (A)	9,371	229,683
TPI Composites, Inc. (A)	4,206	120,376
Vicor Corp. (A)	5,042	156,403
Vivint Solar, Inc. (A)(B)	12,059	59,933

		4,129,785
Industrial conglomerates – 0.1%
Raven Industries, Inc.	10,191	391,029
Machinery – 3.6%
Actuant Corp., Class A	17,276	421,016
Alamo Group, Inc.	2,780	277,833
Albany International Corp., Class A	8,149	583,387
Altra Industrial Motion Corp.	17,192	533,812
Astec Industries, Inc.	6,638	250,651
Barnes Group, Inc.	13,521	695,115
Blue Bird Corp. (A)	4,564	77,269
Briggs & Stratton Corp.	11,999	141,948
Chart Industries, Inc. (A)	8,747	791,778
CIRCOR International, Inc. (A)	4,763	155,274
Columbus McKinnon Corp.	6,462	221,970
Commercial Vehicle Group, Inc. (A)	9,472	72,650
DMC Global, Inc.	4,079	202,482
Douglas Dynamics, Inc.	6,443	245,285
Energy Recovery, Inc. (A)(B)	10,733	93,699
EnPro Industries, Inc.	5,843	376,581
ESCO Technologies, Inc.	7,182	481,409
Evoqua Water Technologies Corp. (A)	21,995	276,697
Federal Signal Corp.	16,754	435,436
Franklin Electric Company, Inc.	13,168	672,753
Global Brass & Copper Holdings, Inc.	6,227	214,458
Graham Corp.	3,361	65,976
Harsco Corp. (A)	23,015	463,982
Hillenbrand, Inc.	17,759	737,531
Hurco Companies, Inc.	2,007	80,942
Hyster-Yale Materials Handling, Inc.	2,986	186,207
John Bean Technologies Corp.	8,887	816,626
Kadant, Inc.	3,047	268,014
Kennametal, Inc.	23,197	852,490
LB Foster Company, Class A (A)	3,414	64,251
Lindsay Corp.	3,037	293,951
Lydall, Inc. (A)	4,955	116,244
Manitex International, Inc. (A)	5,511	42,159
Meritor, Inc. (A)	22,672	461,375
Milacron Holdings Corp. (A)	19,890	225,155
Miller Industries, Inc.	3,131	96,591
Mueller Industries, Inc.	16,204	507,833
Mueller Water Products, Inc., Class A	44,095	442,714
Navistar International Corp. (A)	14,036	453,363
NN, Inc.	12,590	94,299
Omega Flex, Inc.	841	63,748

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Park-Ohio Holdings Corp.	2,826	$91,506
Proto Labs, Inc. (A)	7,687	808,211
RBC Bearings, Inc. (A)	6,744	857,634
REV Group, Inc. (B)	9,332	102,185
Rexnord Corp. (A)	29,648	745,351
Spartan Motors, Inc.	10,465	92,406
SPX Corp. (A)	12,065	419,741
SPX FLOW, Inc. (A)	12,024	383,566
Standex International Corp.	3,557	261,084
Sun Hydraulics Corp.	8,295	385,800
Tennant Company	5,087	315,852
The Gorman-Rupp Company	4,980	169,021
The Greenbrier Companies, Inc.	9,071	292,358
The Manitowoc Company, Inc. (A)	10,212	167,579
Titan International, Inc.	16,124	96,260
TriMas Corp. (A)	13,059	394,774
Twin Disc, Inc. (A)	3,281	54,629
Wabash National Corp.	15,379	208,385
Watts Water Technologies, Inc., Class A	7,855	634,841
Woodward, Inc.	15,185	1,440,905

		21,477,042
Marine – 0.1%
Costamare, Inc.	15,073	78,380
Eagle Bulk Shipping, Inc. (A)	14,186	65,965
Matson, Inc.	12,036	434,379
Scorpio Bulkers, Inc.	16,599	63,740

		642,464
Professional services – 1.5%
Acacia Research Corp. (A)	16,205	52,828
ASGN, Inc. (A)	14,408	914,764
Barrett Business Services, Inc.	2,073	160,305
BG Staffing, Inc.	2,548	55,648
CBIZ, Inc. (A)	14,384	291,132
CRA International, Inc.	2,322	117,354
Exponent, Inc.	14,605	843,001
Forrester Research, Inc.	3,015	145,775
Franklin Covey Company (A)	3,145	79,569
FTI Consulting, Inc. (A)	10,679	820,361
GP Strategies Corp. (A)	4,335	52,670
Heidrick & Struggles International, Inc.	5,357	205,334
Huron Consulting Group, Inc. (A)	6,262	295,692
ICF International, Inc.	5,065	385,345
InnerWorkings, Inc. (A)	14,172	51,303
Insperity, Inc.	10,853	1,342,082
Kelly Services, Inc., Class A	9,006	198,672
Kforce, Inc.	6,662	233,969
Korn Ferry	16,096	720,779
Mistras Group, Inc. (A)	5,857	80,885
Navigant Consulting, Inc.	12,042	234,458
Resources Connection, Inc.	8,745	144,642
TriNet Group, Inc. (A)	12,407	741,194
TrueBlue, Inc. (A)	11,471	271,174
Upwork, Inc. (A)	3,684	70,512
WageWorks, Inc. (A)	11,443	432,088
Willdan Group, Inc. (A)	2,823	104,649

		9,046,185
Road and rail – 0.5%
ArcBest Corp.	7,450	229,386
Avis Budget Group, Inc. (A)	18,608	648,675
Covenant Transportation Group, Inc., Class A (A)	3,733	70,852
Daseke, Inc. (A)	13,300	67,697
Heartland Express, Inc.	13,398	258,313
Hertz Global Holdings, Inc. (A)	15,682	272,396

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Marten Transport, Ltd.	11,459	$204,314
Saia, Inc. (A)	7,345	448,780
U.S. Xpress Enterprises, Inc., Class A (A)	7,228	47,777
Universal Logistics Holdings, Inc.	2,510	49,397
USA Truck, Inc. (A)	2,794	40,345
Werner Enterprises, Inc.	13,122	448,116
YRC Worldwide, Inc. (A)	10,032	67,114

		2,853,162
Trading companies and distributors – 1.2%
Aircastle, Ltd.	15,260	308,862
Applied Industrial Technologies, Inc.	10,851	645,309
Beacon Roofing Supply, Inc. (A)	19,520	627,763
BlueLinx Holdings, Inc. (A)(B)	2,640	70,330
BMC Stock Holdings, Inc. (A)	19,417	343,098
CAI International, Inc. (A)	4,928	114,330
DXP Enterprises, Inc. (A)	4,696	182,768
EVI Industries, Inc. (B)	1,164	44,383
Foundation Building Materials, Inc. (A)	4,837	47,596
GATX Corp.	10,629	811,737
GMS, Inc. (A)	9,548	144,366
H&E Equipment Services, Inc.	9,173	230,334
Herc Holdings, Inc. (A)	6,928	270,053
Kaman Corp.	7,804	456,066
Lawson Products, Inc. (A)	2,147	67,330
MRC Global, Inc. (A)	23,932	418,331
NOW, Inc. (A)	30,722	428,879
Rush Enterprises, Inc., Class A	8,033	335,860
Rush Enterprises, Inc., Class B	1,785	74,131
SiteOne Landscape Supply, Inc. (A)	11,578	661,683
Systemax, Inc.	3,621	81,979
Textainer Group Holdings, Ltd. (A)	7,828	75,540
Titan Machinery, Inc. (A)	5,533	86,093
Triton International, Ltd.	14,629	454,962
Univar, Inc. (A)	3,007	66,635
Veritiv Corp. (A)	3,366	88,593
Willis Lease Finance Corp. (A)	994	42,136

		7,179,147

		83,709,589
Information technology – 15.1%
Communications equipment – 1.6%
Acacia Communications, Inc. (A)	7,805	447,617
ADTRAN, Inc.	13,824	189,389
Aerohive Networks, Inc. (A)	11,193	50,704
Applied Optoelectronics, Inc. (A)(B)	5,610	68,442
CalAmp Corp. (A)	10,084	126,857
Calix, Inc. (A)	13,140	101,178
Casa Systems, Inc. (A)	8,174	67,844
Ciena Corp. (A)	40,593	1,515,743
Clearfield, Inc. (A)	3,878	57,007
Comtech Telecommunications Corp.	6,835	158,709
Digi International, Inc. (A)	8,274	104,832
Extreme Networks, Inc. (A)	33,311	249,499
Finisar Corp. (A)	33,281	771,121
Harmonic, Inc. (A)	24,938	135,164
Infinera Corp. (A)	44,028	191,082
InterDigital, Inc.	9,577	631,890
KVH Industries, Inc. (A)	5,658	57,655
Lumentum Holdings, Inc. (A)	21,628	1,222,847
NETGEAR, Inc. (A)	8,973	297,186
NetScout Systems, Inc. (A)	21,446	601,989
Plantronics, Inc.	9,443	435,417
Quantenna Communications, Inc. (A)	9,965	242,448
Ribbon Communications, Inc. (A)	16,101	82,920

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
ViaSat, Inc. (A)	15,734	$1,219,385
Viavi Solutions, Inc. (A)	64,644	800,293

		9,827,218
Electronic equipment, instruments and components – 2.5%
Anixter International, Inc. (A)	8,426	472,783
Arlo Technologies, Inc. (A)	22,068	91,141
AVX Corp.	13,097	227,102
Badger Meter, Inc.	8,079	449,516
Bel Fuse, Inc., Class B	3,036	76,750
Belden, Inc.	11,516	618,409
Benchmark Electronics, Inc.	12,505	328,256
Control4 Corp. (A)	7,709	130,513
CTS Corp.	9,215	270,645
Daktronics, Inc.	11,208	83,500
ePlus, Inc. (A)	3,815	337,780
Fabrinet (A)	10,117	529,726
FARO Technologies, Inc. (A)	4,991	219,155
Fitbit, Inc., Class A (A)	61,096	361,688
II-VI, Inc. (A)	17,852	664,808
Insight Enterprises, Inc. (A)	9,992	550,160
Itron, Inc. (A)	9,736	454,184
KEMET Corp.	16,020	271,859
Kimball Electronics, Inc. (A)	7,561	117,120
Knowles Corp. (A)	24,631	434,245
Maxwell Technologies, Inc. (A)(B)	13,081	58,472
Mesa Laboratories, Inc.	950	218,975
Methode Electronics, Inc.	10,426	300,060
MTS Systems Corp.	5,070	276,112
Napco Security Technologies, Inc. (A)	3,527	73,150
nLight, Inc. (A)(B)	6,602	147,093
Novanta, Inc. (A)	9,265	785,023
OSI Systems, Inc. (A)	4,788	419,429
PAR Technology Corp. (A)	3,266	79,886
Park Electrochemical Corp.	5,616	88,171
PC Connection, Inc.	3,251	119,214
Plexus Corp. (A)	8,710	530,875
Rogers Corp. (A)	5,219	829,195
Sanmina Corp. (A)	19,260	555,651
ScanSource, Inc. (A)	7,187	257,438
SYNNEX Corp.	11,800	1,125,602
Tech Data Corp. (A)	10,587	1,084,215
TTM Technologies, Inc. (A)	27,190	318,939
Vishay Intertechnology, Inc.	37,423	691,203
Vishay Precision Group, Inc. (A)	2,988	102,219

		14,750,262
IT services – 2.1%
Brightcove, Inc. (A)	10,819	90,988
CACI International, Inc., Class A (A)	6,949	1,264,857
Carbonite, Inc. (A)	9,351	231,998
Cardtronics PLC, Class A (A)	11,326	402,979
Cass Information Systems, Inc.	4,150	196,295
CSG Systems International, Inc.	9,332	394,744
Endurance International Group Holdings, Inc. (A)	20,308	147,233
Everi Holdings, Inc. (A)	19,627	206,476
EVERTEC, Inc.	17,156	477,108
Evo Payments, Inc., Class A (A)	7,157	207,911
Exela Technologies, Inc. (A)	15,413	51,479
ExlService Holdings, Inc. (A)	9,517	571,210
GTT Communications, Inc. (A)(B)	12,156	421,813
I3 Verticals, Inc., Class A (A)	2,794	67,112
Information Services Group, Inc. (A)	12,254	45,707
Internap Corp. (A)(B)	8,401	41,669
Limelight Networks, Inc. (A)	33,238	107,359
LiveRamp Holdings, Inc. (A)	19,226	1,049,163

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
ManTech International Corp., Class A	7,458	$402,881
MAXIMUS, Inc.	18,100	1,284,738
NIC, Inc.	18,331	313,277
Perficient, Inc. (A)	9,187	251,632
Perspecta, Inc.	40,344	815,756
Presidio, Inc.	11,807	174,744
PRGX Global, Inc. (A)	6,886	54,537
Science Applications International Corp.	14,361	1,105,079
Sykes Enterprises, Inc. (A)	11,259	318,405
The Hackett Group, Inc.	7,081	111,880
Travelport Worldwide, Ltd.	35,690	561,404
TTEC Holdings, Inc.	4,156	150,572
Tucows, Inc., Class A (A)	2,712	220,160
Unisys Corp. (A)(B)	14,222	165,971
Virtusa Corp. (A)	8,093	432,571

		12,339,708
Semiconductors and semiconductor equipment – 2.8%
ACM Research, Inc., Class A (A)	2,504	38,637
Adesto Technologies Corp. (A)	7,873	47,632
Advanced Energy Industries, Inc. (A)	11,007	546,828
Alpha & Omega Semiconductor, Ltd. (A)	6,130	70,556
Ambarella, Inc. (A)(B)	8,799	380,117
Amkor Technology, Inc. (A)	28,998	247,643
Aquantia Corp. (A)	7,308	66,210
Axcelis Technologies, Inc. (A)	9,333	187,780
AXT, Inc. (A)	11,857	52,764
Brooks Automation, Inc.	19,700	577,801
Cabot Microelectronics Corp.	8,054	901,726
CEVA, Inc. (A)	6,398	172,490
Cirrus Logic, Inc. (A)	16,830	708,038
Cohu, Inc.	11,475	169,256
Cree, Inc. (A)	29,345	1,679,121
Diodes, Inc. (A)	11,472	398,078
Entegris, Inc.	40,280	1,437,593
FormFactor, Inc. (A)	21,061	338,871
Ichor Holdings, Ltd. (A)(B)	6,345	143,270
Impinj, Inc. (A)	4,718	79,050
Inphi Corp. (A)	12,328	539,227
Integrated Device Technology, Inc. (A)	36,731	1,799,452
Lattice Semiconductor Corp. (A)	33,360	397,985
MACOM Technology Solutions Holdings, Inc. (A)	13,176	220,171
MaxLinear, Inc. (A)	18,083	461,659
Nanometrics, Inc. (A)	6,520	201,338
NeoPhotonics Corp. (A)	10,206	64,196
NVE Corp.	1,374	134,501
PDF Solutions, Inc. (A)	8,459	104,469
Photronics, Inc. (A)	18,677	176,498
Power Integrations, Inc.	8,148	569,871
Rambus, Inc. (A)	30,148	315,047
Rudolph Technologies, Inc. (A)	9,001	205,223
Semtech Corp. (A)	18,434	938,475
Sigma Designs, Inc. (A)	12,003	1,926
Silicon Laboratories, Inc. (A)	12,213	987,543
SMART Global Holdings, Inc. (A)	3,671	70,483
SunPower Corp. (A)(B)	18,162	118,235
Synaptics, Inc. (A)	9,947	395,393
Ultra Clean Holdings, Inc. (A)	11,009	113,943
Veeco Instruments, Inc. (A)	14,044	152,237
Xperi Corp.	13,792	322,733

		16,534,066
Software – 5.8%
8x8, Inc. (A)	26,666	538,653
A10 Networks, Inc. (A)	15,701	111,320
ACI Worldwide, Inc. (A)	32,569	1,070,543

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Agilysys, Inc. (A)	4,619	$97,784
Alarm.com Holdings, Inc. (A)	8,917	578,713
Altair Engineering, Inc., Class A (A)	7,098	261,277
Alteryx, Inc., Class A (A)	8,287	695,031
Amber Road, Inc. (A)	8,095	70,184
American Software, Inc., Class A	8,749	104,551
Anaplan, Inc. (A)	5,146	202,547
Appfolio, Inc., Class A (A)	4,409	350,075
Avalara, Inc. (A)	7,884	439,848
Avaya Holdings Corp. (A)	29,632	498,707
Benefitfocus, Inc. (A)	8,060	399,131
Blackbaud, Inc.	13,765	1,097,483
Blackline, Inc. (A)	10,469	484,924
Bottomline Technologies DE, Inc. (A)	12,050	603,585
Box, Inc., Class A (A)	35,974	694,658
Carbon Black, Inc. (A)	11,170	155,822
ChannelAdvisor Corp. (A)	7,588	92,422
Cision, Ltd. (A)	19,273	265,389
Cloudera, Inc. (A)	57,489	628,930
CommVault Systems, Inc. (A)	11,347	734,605
Cornerstone OnDemand, Inc. (A)	15,489	848,487
Coupa Software, Inc. (A)	15,868	1,443,671
Digimarc Corp. (A)(B)	3,417	107,225
Domo, Inc., Class B (A)(B)	4,841	195,238
Ebix, Inc. (B)	6,918	341,542
eGain Corp. (A)	5,433	56,775
Ellie Mae, Inc. (A)	9,852	972,294
Envestnet, Inc. (A)	12,703	830,649
Everbridge, Inc. (A)	8,283	621,308
Five9, Inc. (A)	16,278	859,967
ForeScout Technologies, Inc. (A)	8,749	366,671
HubSpot, Inc. (A)	10,510	1,746,867
Instructure, Inc. (A)	8,995	423,844
j2 Global, Inc.	13,289	1,150,827
LivePerson, Inc. (A)	16,851	489,016
MicroStrategy, Inc., Class A (A)	2,430	350,528
Mitek Systems, Inc. (A)	9,704	118,777
MobileIron, Inc. (A)	22,905	125,290
Model N, Inc. (A)	7,595	133,216
Monotype Imaging Holdings, Inc.	12,014	238,958
New Relic, Inc. (A)	12,819	1,265,235
OneSpan, Inc. (A)	9,055	174,037
Paylocity Holding Corp. (A)	8,246	735,461
Progress Software Corp.	12,792	567,581
PROS Holdings, Inc. (A)	9,034	381,596
Q2 Holdings, Inc. (A)	10,584	733,048
QAD, Inc., Class A	3,089	133,043
Qualys, Inc. (A)	9,721	804,316
Rapid7, Inc. (A)	10,509	531,860
SailPoint Technologies Holding, Inc. (A)	19,789	568,340
SecureWorks Corp., Class A (A)(B)	2,517	46,313
ShotSpotter, Inc. (A)	2,135	82,411
SPS Commerce, Inc. (A)	4,907	520,436
SVMK, Inc. (A)	5,206	94,801
Telaria, Inc. (A)	13,345	84,607
Telenav, Inc. (A)	10,601	64,348
Tenable Holdings, Inc. (A)	8,548	270,630
The Trade Desk, Inc., Class A (A)	9,475	1,875,576
TiVo Corp.	34,961	325,837
Upland Software, Inc. (A)	4,570	193,585
Varonis Systems, Inc. (A)	8,059	480,558
Verint Systems, Inc. (A)	18,296	1,095,199
VirnetX Holding Corp. (A)(B)	16,812	106,420
Workiva, Inc. (A)	8,222	416,855
Yext, Inc. (A)	24,310	531,417

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zix Corp. (A)	15,359	$105,670
Zscaler, Inc. (A)	17,266	1,224,677

		35,011,189
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)(B)	31,185	335,551
Avid Technology, Inc. (A)	8,805	65,597
Cray, Inc. (A)	11,560	301,138
Diebold Nixdorf, Inc. (A)(B)	22,115	244,813
Electronics For Imaging, Inc. (A)	12,622	339,532
Immersion Corp. (A)	8,218	69,278
Stratasys, Ltd. (A)	14,526	346,009
USA Technologies, Inc. (A)(B)	17,096	70,948

		1,772,866

		90,235,309
Materials – 3.7%
Chemicals – 2.0%
A. Schulman, Inc. (A)(C)	7,553	3,270
Advanced Emissions Solutions, Inc.	5,809	67,152
AdvanSix, Inc. (A)	8,583	245,216
American Vanguard Corp.	8,529	146,869
Amyris, Inc. (A)(B)	11,164	23,333
Balchem Corp.	9,159	849,955
Chase Corp.	2,073	191,835
Ferro Corp. (A)	23,654	447,770
Flotek Industries, Inc. (A)(B)	17,313	56,094
FutureFuel Corp.	7,408	99,267
GCP Applied Technologies, Inc. (A)	20,476	606,090
Hawkins, Inc.	2,837	104,487
HB Fuller Company	14,360	698,470
Ingevity Corp. (A)	12,004	1,267,742
Innophos Holdings, Inc.	5,669	170,864
Innospec, Inc.	6,895	574,698
Intrepid Potash, Inc. (A)	28,097	106,488
Koppers Holdings, Inc. (A)	5,840	151,723
Kraton Corp. (A)	8,871	285,469
Kronos Worldwide, Inc.	6,865	96,247
Livent Corp. (A)	42,620	523,374
LSB Industries, Inc. (A)	7,055	44,023
Minerals Technologies, Inc.	10,115	594,661
OMNOVA Solutions, Inc. (A)	13,243	92,966
PolyOne Corp.	22,838	669,382
PQ Group Holdings, Inc. (A)	10,598	160,772
Quaker Chemical Corp.	3,697	740,620
Rayonier Advanced Materials, Inc.	14,679	199,047
Sensient Technologies Corp.	12,050	816,870
Stepan Company	5,744	502,715
Trecora Resources (A)	5,905	53,676
Tredegar Corp.	7,649	123,455
Trinseo SA	12,177	551,618
Tronox Holdings PLC, Class A	26,843	352,985

		11,619,203
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	32,193	510,903
U.S. Concrete, Inc. (A)(B)	4,647	192,479
United States Lime & Minerals, Inc.	558	43,033

		746,415
Containers and packaging – 0.1%
Greif, Inc., Class A	7,329	302,321
Greif, Inc., Class B	1,587	77,588
Myers Industries, Inc.	10,365	177,345
UFP Technologies, Inc. (A)	2,136	79,886

		637,140

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining – 1.1%
AK Steel Holding Corp. (A)(B)	91,284	$251,031
Allegheny Technologies, Inc. (A)	35,761	914,409
Carpenter Technology Corp.	13,320	610,722
Century Aluminum Company (A)	14,952	132,774
Cleveland-Cliffs, Inc. (B)	83,070	829,869
Coeur Mining, Inc. (A)	53,568	218,557
Commercial Metals Company	33,133	565,912
Compass Minerals International, Inc.	9,736	529,346
Gold Resource Corp.	16,208	63,697
Havilah Mining Corp. (A)	5,045	1,085
Haynes International, Inc.	3,602	118,254
Hecla Mining Company	129,578	298,029
Kaiser Aluminum Corp.	4,567	478,302
Materion Corp.	5,698	325,128
Olympic Steel, Inc.	2,825	44,833
Ryerson Holding Corp. (A)	5,118	43,810
Schnitzer Steel Industries, Inc., Class A	7,468	179,232
SunCoke Energy, Inc. (A)	18,804	159,646
Synalloy Corp.	2,880	43,776
TimkenSteel Corp. (A)	11,798	128,126
Universal Stainless & Alloy Products, Inc. (A)	2,786	46,164
Warrior Met Coal, Inc.	12,076	367,110
Worthington Industries, Inc.	11,592	432,613

		6,782,425
Paper and forest products – 0.4%
Boise Cascade Company	11,178	299,123
Clearwater Paper Corp. (A)	4,803	93,562
Louisiana-Pacific Corp.	40,181	979,613
Neenah, Inc.	4,813	309,765
PH Glatfelter Company	13,029	183,969
Schweitzer-Mauduit International, Inc.	8,765	339,381
Verso Corp., Class A (A)	9,853	211,051

		2,416,464

		22,201,647
Real estate – 7.3%
Equity real estate investment trusts – 6.7%
Acadia Realty Trust	22,977	626,583
Agree Realty Corp.	9,386	650,825
Alexander & Baldwin, Inc. (A)	19,758	502,644
Alexander’s, Inc.	626	235,482
American Assets Trust, Inc.	10,914	500,516
Americold Realty Trust	35,773	1,091,434
Armada Hoffler Properties, Inc.	14,252	222,189
Ashford Hospitality Trust, Inc.	27,807	132,083
Bluerock Residential Growth REIT, Inc.	8,235	88,773
Braemar Hotels & Resorts, Inc.	8,755	106,899
BRT Apartments Corp.	3,867	53,674
CareTrust REIT, Inc.	23,779	557,855
CatchMark Timber Trust, Inc., Class A	15,171	148,979
CBL & Associates Properties, Inc.	53,007	82,161
Cedar Realty Trust, Inc.	28,969	98,495
Chatham Lodging Trust	13,085	251,755
Chesapeake Lodging Trust	17,058	474,383
City Office REIT, Inc.	12,433	140,617
Clipper Realty, Inc.	4,961	66,428
Community Healthcare Trust, Inc.	5,220	187,346
CoreCivic, Inc.	33,866	658,694
CorEnergy Infrastructure Trust, Inc.	3,646	133,991
CorePoint Lodging, Inc.	11,961	133,604
Cousins Properties, Inc.	118,584	1,145,521
DiamondRock Hospitality Company	58,729	636,035
Easterly Government Properties, Inc.	17,531	315,733
EastGroup Properties, Inc.	9,864	1,101,217

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Essential Properties Realty Trust, Inc.	10,374	$202,500
Farmland Partners, Inc.	10,235	65,504
First Industrial Realty Trust, Inc.	35,066	1,239,934
Four Corners Property Trust, Inc.	19,229	569,178
Franklin Street Properties Corp.	30,790	221,380
Front Yard Residential Corp.	14,763	136,853
Getty Realty Corp.	9,049	289,839
Gladstone Commercial Corp.	8,808	182,942
Gladstone Land Corp.	5,410	68,437
Global Medical REIT, Inc.	7,384	72,511
Global Net Lease, Inc.	21,560	407,484
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,773	430,060
Healthcare Realty Trust, Inc.	35,087	1,126,644
Hersha Hospitality Trust	10,441	178,959
Independence Realty Trust, Inc.	25,461	274,724
Industrial Logistics Properties Trust	18,480	372,742
InfraREIT, Inc.	5,079	106,507
Innovative Industrial Properties, Inc.	2,627	214,600
Investors Real Estate Trust	3,475	208,187
iStar, Inc.	19,265	162,211
Jernigan Capital, Inc.	5,794	121,906
Kite Realty Group Trust	23,827	380,994
Lexington Realty Trust	60,445	547,632
LTC Properties, Inc.	11,274	516,349
Mack-Cali Realty Corp.	26,031	577,888
MedEquities Realty Trust, Inc.	8,659	96,375
Monmouth Real Estate Investment Corp.	25,562	336,907
National Health Investors, Inc.	11,546	906,938
National Storage Affiliates Trust	16,213	462,233
New Senior Investment Group, Inc.	23,871	130,097
NexPoint Residential Trust, Inc.	5,356	205,349
NorthStar Realty Europe Corp.	12,759	221,496
Office Properties Income Trust	13,837	382,455
One Liberty Properties, Inc.	4,709	136,561
Pebblebrook Hotel Trust	36,855	1,144,716
Pennsylvania Real Estate Investment Trust	21,581	135,744
Physicians Realty Trust	51,790	974,170
Piedmont Office Realty Trust, Inc., Class A	35,410	738,299
PotlatchDeltic Corp.	19,135	723,112
Preferred Apartment Communities, Inc., Class A	12,193	180,700
PS Business Parks, Inc.	5,538	868,525
QTS Realty Trust, Inc., Class A	14,437	649,521
Retail Opportunity Investments Corp.	32,454	562,752
Rexford Industrial Realty, Inc.	26,057	933,101
RLJ Lodging Trust	49,348	867,044
RPT Realty	22,659	272,135
Ryman Hospitality Properties, Inc.	12,625	1,038,280
Sabra Health Care REIT, Inc.	50,712	987,363
Safehold, Inc.	2,743	59,825
Saul Centers, Inc.	3,466	178,048
Seritage Growth Properties, Class A	9,268	411,870
Spirit MTA REIT	13,310	86,382
STAG Industrial, Inc.	27,732	822,254
Summit Hotel Properties, Inc.	30,292	345,632
Sunstone Hotel Investors, Inc.	64,418	927,619
Tanger Factory Outlet Centers, Inc.	26,074	547,033
Terreno Realty Corp.	17,054	716,950
The GEO Group, Inc.	34,314	658,829
Tier REIT, Inc.	15,182	435,116
UMH Properties, Inc.	10,437	146,953
Universal Health Realty Income Trust	3,672	278,007

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Urban Edge Properties	31,460	$597,740
Urstadt Biddle Properties, Inc., Class A	8,715	179,878
Washington Prime Group, Inc.	54,135	305,863
Washington Real Estate Investment Trust	22,934	650,867
Whitestone REIT	11,335	136,247
Xenia Hotels & Resorts, Inc.	32,267	706,970

		40,165,837
Real estate management and development – 0.6%
Altisource Portfolio Solutions SA (A)(B)	2,851	67,483
Consolidated-Tomoka Land Company	1,323	78,123
Cushman & Wakefield PLC (A)	13,540	241,012
Forestar Group, Inc. (A)	3,427	59,253
FRP Holdings, Inc. (A)	2,217	105,463
HFF, Inc., Class A	10,734	512,549
Kennedy-Wilson Holdings, Inc.	35,851	766,853
Marcus & Millichap, Inc. (A)	5,422	220,838
Newmark Group, Inc., Class A	43,309	361,197
RE/MAX Holdings, Inc., Class A	5,178	199,560
Redfin Corp. (A)(B)	22,899	464,163
Tejon Ranch Company (A)	6,682	117,603
The RMR Group, Inc., Class A	1,997	121,777
The St. Joe Company (A)	10,320	170,177

		3,486,051

		43,651,888
Utilities – 3.6%
Electric utilities – 1.2%
ALLETE, Inc.	14,597	1,200,311
El Paso Electric Company	11,612	683,018
IDACORP, Inc.	14,291	1,422,526
MGE Energy, Inc.	10,139	689,148
Otter Tail Corp.	11,339	564,909
PNM Resources, Inc.	22,618	1,070,736
Portland General Electric Company	25,217	1,307,249

		6,937,897
Gas utilities – 1.1%
Chesapeake Utilities Corp.	4,474	408,074
New Jersey Resources Corp.	24,581	1,223,888
Northwest Natural Holding Company	8,218	539,347
ONE Gas, Inc.	14,694	1,308,207
RGC Resources, Inc.	2,445	64,817
South Jersey Industries, Inc.	26,455	848,412
Southwest Gas Holdings, Inc.	14,946	1,229,458
Spire, Inc.	13,780	1,133,956

		6,756,159
Independent power and renewable electricity producers – 0.3%
Atlantic Power Corp. (A)	36,580	92,182
Clearway Energy, Inc., Class A	11,398	165,727
Clearway Energy, Inc., Class C	19,805	299,254
Ormat Technologies, Inc.	11,488	633,563
Pattern Energy Group, Inc., Class A	23,440	515,680
TerraForm Power, Inc., Class A	20,963	288,032

		1,994,438
Multi-utilities – 0.5%
Avista Corp.	18,698	759,513
Black Hills Corp.	15,098	1,118,309
NorthWestern Corp.	14,292	1,006,300
Unitil Corp.	4,276	231,631

		3,115,753
Water utilities – 0.5%
American States Water Company	10,362	738,811
AquaVenture Holdings, Ltd. (A)	3,593	69,525

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	2,813	$104,841
Cadiz, Inc. (A)(B)	7,959	77,043
California Water Service Group	13,704	743,853
Connecticut Water Service, Inc.	3,499	240,206
Consolidated Water Company, Ltd.	5,617	72,291
Middlesex Water Company	4,608	258,002
SJW Group	6,810	420,449
The York Water Company	3,985	136,765

		2,861,786

		21,666,033

TOTAL COMMON STOCKS (Cost $459,086,421)		$578,975,311

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000% (B)	1,451	35,593

TOTAL PREFERRED SECURITIES (Cost $7,218)		$35,593

RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	88,114	22,716

TOTAL RIGHTS (Cost $26,845)		$22,716

SECURITIES LENDING COLLATERAL – 4.7%
John Hancock Collateral Trust, 2.6031% (E)(F)	2,832,252	28,341,779

TOTAL SECURITIES LENDING COLLATERAL (Cost $28,339,879)		$28,341,779

SHORT-TERM INVESTMENTS – 3.2%
U.S. Government Agency – 3.0%
Federal Home Loan Bank Discount Note
2.400%, 04/15/2019 *	$8,000,000	7,992,471
2.410%, 06/12/2019 *	10,000,000	9,951,600

		17,944,071
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $1,220,132 on 4-1-19, collateralized by $1,275,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $1,249,220, including interest)	1,220,000	1,220,000

TOTAL SHORT-TERM INVESTMENTS (Cost $19,164,333)		$19,164,071

Total Investments (Small Cap Index Trust) (Cost $506,624,696) – 104.5%		$626,539,470
Other assets and liabilities, net – (4.5%)		(27,226,923)

TOTAL NET ASSETS – 100.0%		$599,312,547

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $27,491,425.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	280	Long	Jun 2019	$21,486,496	$21,613,200	$126,704

						$126,704

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or Principal Amount	Value
COMMON STOCKS – 99.1%
Communication services – 2.4%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,524	$85,938
Cincinnati Bell, Inc. (A)	1,172	11,181
Consolidated Communications Holdings, Inc.	2,508	27,362
Frontier Communications Corp. (A)(B)	7,744	15,411
Iridium Communications, Inc. (A)	9,684	256,045

		395,937
Entertainment – 0.4%
AMC Entertainment Holdings, Inc., Class A (B)	4,473	66,424
Ballantyne Strong, Inc. (A)	1,114	1,950
Cinemark Holdings, Inc.	2,122	84,859
IMAX Corp. (A)	2,820	63,958
Lions Gate Entertainment Corp., Class A	4,062	63,530
Lions Gate Entertainment Corp., Class B	5,798	87,550
Reading International, Inc., Class A (A)	1,100	17,556
The Marcus Corp.	2,916	116,786

		502,613
Interactive media and services – 0.2%
Cars.com, Inc. (A)	6,379	145,441
DHI Group, Inc. (A)	5,212	12,665
Liberty TripAdvisor Holdings, Inc., Class A (A)	4,522	64,167
The Meet Group, Inc. (A)	2,642	13,289
Yelp, Inc. (A)	535	18,458

		254,020
Media – 1.2%
A.H. Belo Corp., Class A	4,238	15,765
Beasley Broadcast Group, Inc., Class A	502	1,998
Entercom Communications Corp., Class A	1,442	7,571
Entravision Communications Corp., Class A	5,075	16,443
Gannett Company, Inc.	8,543	90,043
Gray Television, Inc. (A)	7,587	162,058
Hemisphere Media Group, Inc. (A)	951	13,409
John Wiley & Sons, Inc., Class A	1,759	77,783
Liberty Latin America, Ltd., Class A (A)	2,622	50,709
Liberty Latin America, Ltd., Class C (A)	4,396	85,502
Media General, Inc. (A)(C)	292	28
Meredith Corp. (B)	3,097	171,140
New Media Investment Group, Inc.	2,560	26,880
News Corp., Class A	19,791	246,200
News Corp., Class B	9,453	118,068
Nexstar Media Group, Inc., Class A	2,002	216,957
Salem Media Group, Inc.	4,439	11,342
Scholastic Corp.	2,233	88,784
Sinclair Broadcast Group, Inc., Class A	1,839	70,765

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	5,626	$79,327
The EW Scripps Company, Class A	5,843	122,703
Tribune Media Company, Class A	1,811	83,560

		1,757,035
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	52,614
Telephone & Data Systems, Inc.	9,768	300,171
United States Cellular Corp. (A)	3,059	140,439

		493,224

		3,402,829
Consumer discretionary – 14.0%
Auto components – 1.8%
Adient PLC	3,307	42,859
American Axle & Manufacturing Holdings, Inc. (A)	7,509	107,454
BorgWarner, Inc.	5,384	206,799
Cooper Tire & Rubber Company	5,058	151,184
Cooper-Standard Holdings, Inc. (A)	1,311	61,565
Dana, Inc.	3,541	62,817
Fox Factory Holding Corp. (A)	12,606	881,033
Gentex Corp.	10,802	223,385
Gentherm, Inc. (A)	1,190	43,863
Horizon Global Corp. (A)	878	1,703
Modine Manufacturing Company (A)	6,862	95,176
Motorcar Parts of America, Inc. (A)	1,585	29,909
Shiloh Industries, Inc. (A)	1,515	8,333
Standard Motor Products, Inc.	3,063	150,393
Stoneridge, Inc. (A)	1,672	48,254
Strattec Security Corp.	924	27,147
Superior Industries International, Inc.	3,067	14,599
Tenneco, Inc., Class A	905	20,055
The Goodyear Tire & Rubber Company	14,684	266,515
Tower International, Inc.	1,403	29,505
VOXX International Corp. (A)	3,131	14,465

		2,487,013
Automobiles – 0.1%
Harley-Davidson, Inc.	1,902	67,825
Thor Industries, Inc.	1,297	80,894
Winnebago Industries, Inc.	1,336	41,616

		190,335
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	45,559
Pool Corp.	2,695	444,594
Weyco Group, Inc.	1,316	40,743

		530,896
Diversified consumer services – 1.6%
Adtalem Global Education, Inc. (A)	5,378	249,109
American Public Education, Inc. (A)	1,450	43,674

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Bridgepoint Education, Inc. (A)	3,463	$21,159
Career Education Corp. (A)	3,146	51,972
Carriage Services, Inc.	1,797	34,592
Graham Holdings Company, Class B	458	312,896
Grand Canyon Education, Inc. (A)	11,588	1,326,926
Houghton Mifflin Harcourt Company (A)	5,833	42,406
K12, Inc. (A)	3,438	117,339
Laureate Education, Inc., Class A (A)	1,275	19,087
Lincoln Educational Services Corp. (A)	1,100	3,410
Regis Corp. (A)	3,827	75,277
Universal Technical Institute, Inc. (A)	3,087	10,527

		2,308,374
Hotels, restaurants and leisure – 2.1%
Aramark	5,853	172,956
Ark Restaurants Corp.	64	1,247
BBX Capital Corp.	1,743	10,319
Belmond, Ltd., Class A (A)	11,516	287,094
Biglari Holdings, Inc., Class A (A)	3	2,206
Biglari Holdings, Inc., Class B (A)	102	14,419
Boyd Gaming Corp.	873	23,885
Carrols Restaurant Group, Inc. (A)	1,688	16,829
Churchill Downs, Inc.	6,035	544,719
Chuy’s Holdings, Inc. (A)	17,137	390,209
Dave & Buster’s Entertainment, Inc.	11,651	581,035
Del Frisco’s Restaurant Group, Inc. (A)	1,609	10,314
Del Taco Restaurants, Inc. (A)	2,438	24,526
Dine Brands Global, Inc.	212	19,353
Dover Motorsports, Inc.	400	808
El Pollo Loco Holdings, Inc. (A)	2,613	33,995
Eldorado Resorts, Inc. (A)	683	31,889
Extended Stay America, Inc.	8,505	152,665
Fiesta Restaurant Group, Inc. (A)	1,348	17,672
FRD Acquisition Company (A)(C)	5,160	3,493
International Game Technology PLC	6,958	90,384
Luby’s, Inc. (A)	6,251	9,001
Marriott Vacations Worldwide Corp.	2,402	224,587
Monarch Casino & Resort, Inc. (A)	1,278	56,130
Playa Hotels & Resorts NV (A)	1,326	10,117
Potbelly Corp. (A)	2,073	17,641
RCI Hospitality Holdings, Inc.	1,603	36,821
Red Lion Hotels Corp. (A)	3,000	24,240
Red Robin Gourmet Burgers, Inc. (A)	1,300	37,453
Speedway Motorsports, Inc.	5,924	85,720

		2,931,727
Household durables – 1.8%
Bassett Furniture Industries, Inc.	2,333	38,285
Cavco Industries, Inc. (A)	606	71,223
Century Communities, Inc. (A)	1,640	39,311
CSS Industries, Inc.	976	5,846
Emerson Radio Corp. (A)	4,869	6,330
Ethan Allen Interiors, Inc.	1,706	32,636
Flexsteel Industries, Inc.	1,750	40,583
Hamilton Beach Brands Holding Company, Class A	194	4,163
Helen of Troy, Ltd. (A)	1,593	184,724
Hooker Furniture Corp.	2,121	61,148
KB Home	6,043	146,059
La-Z-Boy, Inc.	5,818	191,936
Libbey, Inc. (A)	1,103	3,133
Lifetime Brands, Inc.	2,931	27,698
M/I Homes, Inc. (A)	2,195	58,431
MDC Holdings, Inc.	5,177	150,444
Meritage Homes Corp. (A)	3,432	153,445
PulteGroup, Inc.	10,690	298,892

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Morrison Home Corp., Class A (A)	5,267	$93,489
The New Home Company, Inc. (A)	831	3,956
Toll Brothers, Inc.	15,015	543,543
TopBuild Corp. (A)	2,306	149,475
TRI Pointe Group, Inc. (A)	16,198	204,743
Universal Electronics, Inc. (A)	521	19,355
William Lyon Homes, Class A (A)	2,694	41,407

		2,570,255
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	58,956
FTD Companies, Inc. (A)	1,934	986
Liberty Expedia Holdings, Inc., Series A (A)	2,172	92,962
Liquidity Services, Inc. (A)	1,691	13,038
Qurate Retail, Inc. (A)	5,970	95,401

		261,343
Leisure products – 0.4%
American Outdoor Brands Corp. (A)	859	8,023
Brunswick Corp.	2,904	146,158
Callaway Golf Company	9,628	153,374
Escalade, Inc.	3,529	39,419
JAKKS Pacific, Inc. (A)	2,278	2,301
Johnson Outdoors, Inc., Class A	1,448	103,329
Nautilus, Inc. (A)	1,580	8,785
Vista Outdoor, Inc. (A)	3,475	27,835

		489,224
Multiline retail – 0.8%
Big Lots, Inc.	1,102	41,898
Dillard’s, Inc., Class A (B)	2,839	204,465
Fred’s, Inc., Class A (A)	2,000	4,940
J.C. Penney Company, Inc. (A)(B)	23,315	34,739
Macy’s, Inc.	15,246	366,361
Ollie’s Bargain Outlet Holdings, Inc. (A)	5,745	490,221
Tuesday Morning Corp. (A)	2,100	4,452

		1,147,076
Specialty retail – 3.7%
Aaron’s, Inc.	4,540	238,804
Abercrombie & Fitch Company, Class A	5,916	162,158
American Eagle Outfitters, Inc.	7,348	162,905
America’s Car-Mart, Inc. (A)	1,063	97,094
Ascena Retail Group, Inc. (A)	11,786	12,729
At Home Group, Inc. (A)	448	8,001
AutoNation, Inc. (A)	8,182	292,261
Barnes & Noble Education, Inc. (A)	6,174	25,931
Barnes & Noble, Inc.	6,995	37,983
Bed Bath & Beyond, Inc. (B)	9,468	160,861
Big 5 Sporting Goods Corp. (B)	2,004	6,373
Boot Barn Holdings, Inc. (A)	2,280	67,123
Build-A-Bear Workshop, Inc. (A)	2,470	15,067
Caleres, Inc.	4,873	120,314
Chico’s FAS, Inc.	9,163	39,126
Citi Trends, Inc.	2,095	40,454
Conn’s, Inc. (A)	76	1,737
Dick’s Sporting Goods, Inc.	4,295	158,099
DSW, Inc., Class A	6,370	141,541
Express, Inc. (A)	3,676	15,733
Five Below, Inc. (A)	8,986	1,116,511
Foot Locker, Inc.	5,430	329,058
Francesca’s Holdings Corp. (A)	1,431	968
GameStop Corp., Class A (B)	10,093	102,545
Genesco, Inc. (A)	2,034	92,649
Group 1 Automotive, Inc.	1,693	109,537
Guess?, Inc.	6,368	124,813

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Haverty Furniture Companies, Inc.	1,920	$42,010
Hibbett Sports, Inc. (A)	1,307	29,813
Lithia Motors, Inc., Class A	4,635	429,896
MarineMax, Inc. (A)	2,496	47,823
Monro, Inc.	872	75,445
Office Depot, Inc.	33,557	121,812
Party City Holdco, Inc. (A)	633	5,026
Penske Automotive Group, Inc.	5,891	263,033
Pier 1 Imports, Inc. (A)	6,713	5,125
Rent-A-Center, Inc. (A)	1,084	22,623
RTW RetailWinds, Inc. (A)	5,638	13,531
Shoe Carnival, Inc. (B)	1,632	55,537
Signet Jewelers, Ltd.	4,374	118,798
Sonic Automotive, Inc., Class A	1,811	26,821
Tandy Leather Factory, Inc. (A)	1,690	10,140
The Cato Corp., Class A	1,957	29,316
Tile Shop Holdings, Inc.	1,300	7,358
Tilly’s, Inc., Class A	712	7,925
Trans World Entertainment Corp. (A)	6,243	2,620
Urban Outfitters, Inc. (A)	4,660	138,122
Vitamin Shoppe, Inc. (A)	1,983	13,960
Zumiez, Inc. (A)	2,122	52,817

		5,199,926
Textiles, apparel and luxury goods – 1.1%
Capri Holdings, Ltd. (A)	1,120	51,240
Culp, Inc.	334	6,423
Deckers Outdoor Corp. (A)	1,726	253,705
Delta Apparel, Inc. (A)	500	11,110
Fossil Group, Inc. (A)	1,707	23,420
G-III Apparel Group, Ltd. (A)	3,397	135,744
Lakeland Industries, Inc. (A)	1,110	13,031
Movado Group, Inc.	1,758	63,956
Oxford Industries, Inc.	6,574	494,759
PVH Corp.	3,037	370,362
Rocky Brands, Inc.	1,478	35,413
Superior Group of Companies, Inc.	663	11,019
Unifi, Inc. (A)	2,910	56,309
Vera Bradley, Inc. (A)	2,034	26,951

		1,553,442

		19,669,611
Consumer staples – 3.6%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	40,668
Food and staples retailing – 1.3%
Casey’s General Stores, Inc.	448	57,689
Ingles Markets, Inc., Class A	2,495	68,912
Natural Grocers by Vitamin Cottage, Inc. (A)	1,014	12,117
Performance Food Group Company (A)	13,401	531,216
PriceSmart, Inc.	5,315	312,947
Rite Aid Corp. (A)	12,486	7,929
Smart & Final Stores, Inc. (A)	1,985	9,806
SpartanNash Company	4,194	66,559
The Andersons, Inc.	3,784	121,958
The Chefs’ Warehouse, Inc. (A)	1,493	46,358
United Natural Foods, Inc. (A)	3,818	50,474
US Foods Holding Corp. (A)	11,025	384,883
Village Super Market, Inc., Class A	685	18,721
Weis Markets, Inc.	3,071	125,328

		1,814,897
Food products – 1.7%
Alico, Inc.	341	9,279
B&G Foods, Inc. (B)	1,941	47,399

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Bunge, Ltd.	6,695	$355,304
Cal-Maine Foods, Inc.	300	13,389
Darling Ingredients, Inc. (A)	13,547	293,293
Dean Foods Company	8,717	26,413
Farmer Brothers Company (A)	1,069	21,391
Fresh Del Monte Produce, Inc.	3,135	84,739
Hostess Brands, Inc. (A)	3,408	42,600
Ingredion, Inc.	2,490	235,778
John B. Sanfilippo & Son, Inc.	787	56,562
Landec Corp. (A)	3,130	38,436
Limoneira Company	199	4,682
Pilgrim’s Pride Corp. (A)	1,655	36,890
Post Holdings, Inc. (A)	4,039	441,867
Sanderson Farms, Inc.	2,059	271,459
Seaboard Corp.	58	248,513
Seneca Foods Corp., Class A (A)	1,409	34,661
TreeHouse Foods, Inc. (A)	2,369	152,919

		2,415,574
Household products – 0.1%
Central Garden & Pet Company (A)	1,553	39,695
Central Garden & Pet Company, Class A (A)	4,142	96,302
Oil-Dri Corp. of America	531	16,535
Spectrum Brands Holdings, Inc.	639	35,004

		187,536
Personal products – 0.4%
Coty, Inc., Class A (B)	27,405	315,158
Edgewell Personal Care Company (A)	1,631	71,585
Inter Parfums, Inc.	1,604	121,695
Mannatech, Inc.	276	4,830
Natural Alternatives International, Inc. (A)	200	2,300

		515,568
Tobacco – 0.1%
Universal Corp.	2,175	125,345

		5,099,588
Energy – 5.7%
Energy equipment and services – 1.8%
Archrock, Inc.	9,027	88,284
Basic Energy Services, Inc. (A)	1,957	7,437
Bristow Group, Inc. (A)(B)	4,775	5,300
CARBO Ceramics, Inc. (A)	883	3,091
Dawson Geophysical Company (A)	3,948	11,568
Diamond Offshore Drilling, Inc. (A)	1,130	11,854
Dril-Quip, Inc. (A)	3,610	165,519
Ensco PLC, Class A	25,374	99,720
Era Group, Inc. (A)	4,560	52,622
Exterran Corp. (A)	4,737	79,818
Forum Energy Technologies, Inc. (A)	6,662	34,043
Frank’s International NV (A)	1,421	8,824
Geospace Technologies Corp. (A)	516	6,677
Gulf Island Fabrication, Inc. (A)	3,019	27,684
Helix Energy Solutions Group, Inc. (A)	14,129	111,760
Helmerich & Payne, Inc.	4,552	252,909
Hornbeck Offshore Services, Inc. (A)	5,300	6,572
Keane Group, Inc. (A)	770	8,385
KLX Energy Services Holdings, Inc. (A)	1,865	46,886
Matrix Service Company (A)	2,731	53,473
McDermott International, Inc. (A)	10,254	76,290
Mitcham Industries, Inc. (A)	2,431	9,554
Nabors Industries, Ltd.	29,897	102,846
Natural Gas Services Group, Inc. (A)	2,620	45,352
Newpark Resources, Inc. (A)	12,359	113,208

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Nine Energy Service, Inc. (A)	425	$9,626
Noble Corp. PLC (A)	17,780	51,029
Oceaneering International, Inc. (A)	8,109	127,879
Oil States International, Inc. (A)	4,041	68,535
Patterson-UTI Energy, Inc.	14,112	197,850
Pioneer Energy Services Corp. (A)	7,371	13,047
ProPetro Holding Corp. (A)	1,331	30,001
RigNet, Inc. (A)	208	2,032
Rowan Companies PLC, Class A (A)	12,998	140,248
SEACOR Holdings, Inc. (A)	2,419	102,275
SEACOR Marine Holdings, Inc. (A)	2,432	32,370
Superior Energy Services, Inc. (A)	14,062	65,670
TETRA Technologies, Inc. (A)	4,581	10,720
Tidewater, Inc. (A)	391	9,067
Transocean, Ltd. (A)	13,252	115,425
U.S. Silica Holdings, Inc.	4,282	74,336
Unit Corp. (A)	6,259	89,128

		2,568,914
Oil, gas and consumable fuels – 3.9%
Adams Resources & Energy, Inc.	724	28,279
Alta Mesa Resources, Inc., Class A (A)	1,844	489
Antero Resources Corp. (A)	20,791	183,585
Arch Coal, Inc., Class A	1,502	137,088
Ardmore Shipping Corp. (A)	1,174	7,232
Bonanza Creek Energy, Inc. (A)	1,183	26,842
Callon Petroleum Company (A)	13,440	101,472
Centennial Resource Development, Inc., Class A (A)	11,699	102,834
Cimarex Energy Company	2,398	167,620
Clean Energy Fuels Corp. (A)	11,526	35,615
Cloud Peak Energy, Inc. (A)	6,658	699
CNX Resources Corp. (A)	18,164	195,626
CONSOL Energy, Inc. (A)	2,270	77,679
Contango Oil & Gas Company (A)	3,786	11,926
Delek US Holdings, Inc.	6,745	245,653
Denbury Resources, Inc. (A)	19,778	40,545
DHT Holdings, Inc.	3,733	16,649
Dorian LPG, Ltd. (A)	2,153	13,822
EnLink Midstream LLC	22,901	292,675
Extraction Oil & Gas, Inc. (A)	3,404	14,399
GasLog, Ltd.	2,719	47,474
Green Plains, Inc.	5,268	87,870
Gulfport Energy Corp. (A)	10,592	84,948
Halcon Resources Corp. (A)	4,689	6,330
HighPoint Resources Corp. (A)	7,216	15,947
International Seaways, Inc. (A)	1,434	24,579
Kosmos Energy, Ltd.	2,446	15,239
Laredo Petroleum, Inc. (A)	1,132	3,498
Matador Resources Company (A)	27,513	531,826
Midstates Petroleum Company, Inc. (A)	761	7,435
Montage Resources Corp. (A)(B)	615	9,250
Murphy Oil Corp.	14,395	421,774
NACCO Industries, Inc., Class A	700	26,754
Oasis Petroleum, Inc. (A)	18,941	114,404
Overseas Shipholding Group, Inc., Class A (A)	861	1,972
Pacific Ethanol, Inc. (A)	2,656	2,603
Panhandle Oil and Gas, Inc., Class A	557	8,745
Par Pacific Holdings, Inc. (A)	1,947	34,676
Parsley Energy, Inc., Class A (A)	14,262	275,257
PBF Energy, Inc., Class A	9,324	290,349
PDC Energy, Inc. (A)	4,532	184,362
Peabody Energy Corp.	6,070	171,963
Penn Virginia Corp. (A)	651	28,709
QEP Resources, Inc. (A)	13,169	102,587

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Range Resources Corp.	13,645	$153,370
Renewable Energy Group, Inc. (A)	4,097	89,970
REX American Resources Corp. (A)	268	21,603
Ring Energy, Inc. (A)	2,739	16,078
SandRidge Energy, Inc. (A)	1,746	14,003
Scorpio Tankers, Inc.	1,693	33,589
SemGroup Corp., Class A	4,266	62,881
Ship Finance International, Ltd.	2,030	25,050
SilverBow Resources, Inc. (A)	324	7,452
SM Energy Company	6,189	108,246
Southwestern Energy Company (A)	23,534	110,374
SRC Energy, Inc. (A)	18,334	93,870
Teekay Corp.	286	1,121
Teekay Tankers, Ltd., Class A (A)	9,278	9,001
Whiting Petroleum Corp. (A)	4,753	124,243
World Fuel Services Corp.	3,769	108,886
WPX Energy, Inc. (A)	22,256	291,776

		5,470,793

		8,039,707
Financials – 21.6%
Banks – 11.7%
1st Source Corp.	2,392	107,425
Allegiance Bancshares, Inc. (A)	308	10,386
American National Bankshares, Inc.	991	34,606
American River Bankshares	2,249	29,237
Ameris Bancorp	18,392	631,765
Arrow Financial Corp.	416	13,682
Associated Banc-Corp.	16,632	355,093
Atlantic Capital Bancshares, Inc. (A)	667	11,893
Banc of California, Inc.	1,420	19,653
BancFirst Corp.	1,658	86,465
BancorpSouth Bank	2,714	76,589
Bank of Commerce Holdings	3,606	38,043
Bank of Marin Bancorp	542	22,054
Bank OZK	4,140	119,977
BankUnited, Inc.	2,464	82,298
Banner Corp.	3,129	169,498
Bar Harbor Bankshares	2,109	54,560
BCB Bancorp, Inc.	1,477	19,792
Berkshire Hills Bancorp, Inc.	3,493	95,149
Blue Hills Bancorp, Inc.	1,249	29,851
BOK Financial Corp.	844	68,828
Boston Private Financial Holdings, Inc.	7,971	87,362
Bridge Bancorp, Inc.	1,057	30,970
Brookline Bancorp, Inc.	7,510	108,144
Bryn Mawr Bank Corp.	1,969	71,140
C&F Financial Corp.	627	31,726
Cadence Bancorp	4,097	75,999
California First National Bancorp	1,653	25,622
Camden National Corp.	1,722	71,842
Capital City Bank Group, Inc.	1,865	40,620
Carolina Financial Corp.	1,115	38,568
CenterState Bank Corp.	898	21,381
Central Pacific Financial Corp.	2,960	85,366
Century Bancorp, Inc., Class A	836	61,028
Chemical Financial Corp.	3,971	163,446
Chemung Financial Corp.	966	45,334
CIT Group, Inc.	4,212	202,050
City Holding Company	481	36,647
Civista Bancshares, Inc.	514	11,221
CNB Financial Corp.	1,962	49,580
Columbia Banking System, Inc.	3,819	124,843
Community Bank System, Inc.	3,093	184,869
Community Trust Bancorp, Inc.	1,888	77,521
ConnectOne Bancorp, Inc.	1,273	25,078

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Customers Bancorp, Inc. (A)	2,391	$43,779
CVB Financial Corp.	2,662	56,035
Eagle Bancorp, Inc. (A)	1,535	77,057
Enterprise Bancorp, Inc.	246	7,068
Enterprise Financial Services Corp.	1,453	59,239
Equity Bancshares, Inc., Class A (A)	697	20,074
Fidelity Southern Corp.	3,081	84,389
Fifth Third Bancorp	5,387	135,854
Financial Institutions, Inc.	1,481	40,254
First Bancorp (NC)	3,205	111,406
First Bancorp (PR)	25,069	287,291
First Bancorp, Inc.	1,769	44,083
First Busey Corp.	841	20,520
First Business Financial Services, Inc.	1,366	27,347
First Commonwealth Financial Corp.	10,189	128,381
First Community Bankshares, Inc.	2,201	72,941
First Financial Bancorp	9,165	220,510
First Financial Corp.	1,128	47,376
First Financial Northwest, Inc.	1,100	17,325
First Foundation, Inc.	1,677	22,757
First Hawaiian, Inc.	779	20,293
First Horizon National Corp.	12,649	176,833
First Internet Bancorp	377	7,287
First Interstate BancSystem, Inc., Class A	1,946	77,490
First Merchants Corp.	3,883	143,089
First Mid-Illinois Bancshares, Inc.	349	11,629
First Midwest Bancorp, Inc.	7,500	153,450
First Northwest Bancorp	800	12,456
Flushing Financial Corp.	3,421	75,023
FNB Corp.	18,182	192,729
Franklin Financial Network, Inc.	633	18,363
Fulton Financial Corp.	13,097	202,742
German American Bancorp, Inc.	302	8,879
Great Southern Bancorp, Inc.	1,329	68,975
Great Western Bancorp, Inc.	3,593	113,503
Hancock Whitney Corp.	7,019	283,568
Hanmi Financial Corp.	3,082	65,554
Heartland Financial USA, Inc.	2,428	103,554
Heritage Commerce Corp.	2,225	26,923
Heritage Financial Corp.	1,481	44,637
Hilltop Holdings, Inc.	6,466	118,005
Home BancShares, Inc.	618	10,858
HomeTrust Bancshares, Inc.	560	14,112
Hope Bancorp, Inc.	11,326	148,144
Horizon Bancorp, Inc.	3,249	52,276
IBERIABANK Corp.	3,855	276,442
Independent Bank Corp. (MA)	1,111	90,024
Independent Bank Corp. (MI)	206	4,429
Independent Bank Group, Inc.	1,479	75,858
International Bancshares Corp.	6,427	244,419
Investors Bancorp, Inc.	27,334	323,908
Lakeland Bancorp, Inc.	4,261	63,617
LegacyTexas Financial Group, Inc.	3,613	135,090
Macatawa Bank Corp.	5,091	50,605
MBT Financial Corp.	3,223	32,294
Mercantile Bank Corp.	1,266	41,424
Midland States Bancorp, Inc.	670	16,120
MidSouth Bancorp, Inc.	1,822	20,789
MidWestOne Financial Group, Inc.	1,343	36,597
National Bank Holdings Corp., Class A	1,336	44,435
National Commerce Corp. (A)	524	20,546
NBT Bancorp, Inc.	3,823	137,666
Nicolet Bankshares, Inc. (A)	565	33,674
Northrim Bancorp, Inc.	1,530	52,663

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Norwood Financial Corp.	1,188	$36,638
OFG Bancorp	6,515	128,932
Old Line Bancshares, Inc.	601	14,983
Old National Bancorp	12,650	207,460
Old Second Bancorp, Inc.	2,721	34,257
Opus Bank	1,848	36,590
Pacific Mercantile Bancorp (A)	762	5,806
Pacific Premier Bancorp, Inc.	1,504	39,901
PacWest Bancorp	9,702	364,892
Peapack Gladstone Financial Corp.	1,625	42,608
Penns Woods Bancorp, Inc.	792	32,551
Peoples Bancorp, Inc.	2,153	66,678
People’s United Financial, Inc.	34,274	563,465
People’s Utah Bancorp	518	13,660
Pinnacle Financial Partners, Inc.	15,173	829,963
Popular, Inc.	7,939	413,860
Premier Financial Bancorp, Inc.	2,821	44,318
Prosperity Bancshares, Inc.	6,185	427,136
QCR Holdings, Inc.	1,211	41,077
Renasant Corp.	4,029	136,382
Republic Bancorp, Inc., Class A	1,724	77,097
S&T Bancorp, Inc.	3,436	135,825
Sandy Spring Bancorp, Inc.	2,800	87,584
Seacoast Banking Corp. of Florida (A)	1,191	31,383
Shore Bancshares, Inc.	2,225	33,175
Sierra Bancorp	2,175	52,853
Simmons First National Corp., Class A	6,232	152,559
South State Corp.	2,627	179,529
Southern First Bancshares, Inc. (A)	237	8,027
Southern National Bancorp of Virginia, Inc.	3,850	56,403
Southside Bancshares, Inc.	374	12,428
Sterling Bancorp	11,335	211,171
Synovus Financial Corp.	5,010	172,144
TCF Financial Corp.	11,539	238,742
Texas Capital Bancshares, Inc. (A)	7,631	416,576
The Bancorp, Inc. (A)	4,825	38,986
The First Bancshares, Inc.	311	9,610
The First of Long Island Corp.	1,039	22,785
TierOne Corp. (A)(C)	2,328	1
Towne Bank	4,414	109,247
TriCo Bancshares	721	28,328
TriState Capital Holdings, Inc. (A)	1,242	25,374
Triumph Bancorp, Inc. (A)	997	29,302
Trustmark Corp.	6,295	211,701
Umpqua Holdings Corp.	19,768	326,172
Union Bankshares Corp.	4,874	157,576
United Bankshares, Inc.	5,846	211,859
United Community Banks, Inc.	5,084	126,744
Univest Financial Corp.	2,460	60,172
Valley National Bancorp	20,233	193,832
Veritex Holdings, Inc.	1,574	38,122
Washington Trust Bancorp, Inc.	635	30,575
WesBanco, Inc.	5,689	226,138
Wintrust Financial Corp.	1,362	91,703

		16,406,739
Capital markets – 1.8%
Blucora, Inc. (A)	6,814	227,451
Cowen, Inc. (A)	5,088	73,725
GAIN Capital Holdings, Inc. (B)	2,895	18,181
GAMCO Investors, Inc., Class A	503	10,312
Houlihan Lokey, Inc.	10,131	464,506
INTL. FCStone, Inc. (A)	1,705	66,086
Invesco, Ltd.	20,524	396,318
Janus Henderson Group PLC	10,100	252,298

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Legg Mason, Inc.	8,654	$236,860
Oppenheimer Holdings, Inc., Class A	1,974	51,363
Piper Jaffray Companies	686	49,961
Stifel Financial Corp.	9,924	523,590
Virtus Investment Partners, Inc.	418	40,776
Waddell & Reed Financial, Inc., Class A (B)	5,265	91,032

		2,502,459
Consumer finance – 1.1%
Asta Funding, Inc. (A)	344	1,606
Encore Capital Group, Inc. (A)(B)	13,582	369,838
Enova International, Inc. (A)	1,914	43,677
EZCORP, Inc., Class A (A)	3,087	28,771
LendingClub Corp. (A)	16,460	50,861
Navient Corp.	25,265	292,316
Nelnet, Inc., Class A	3,424	188,560
Nicholas Financial, Inc. (A)	75	675
OneMain Holdings, Inc.	3,439	109,188
PRA Group, Inc. (A)	1,882	50,456
Regional Management Corp. (A)	573	13,993
Santander Consumer USA Holdings, Inc.	18,561	392,194
World Acceptance Corp. (A)	618	72,386

		1,614,521
Diversified financial services – 0.3%
Cannae Holdings, Inc. (A)	2,391	58,006
First Eagle Private Credit LLC (A)(C)	5,739	1,490
Marlin Business Services Corp.	1,698	36,507
On Deck Capital, Inc. (A)	2,096	11,360
Voya Financial, Inc.	7,710	385,192

		492,555
Insurance – 4.7%
Ambac Financial Group, Inc. (A)	1,536	27,832
American Equity Investment Life Holding Company	8,399	226,941
American National Insurance Company	1,733	209,381
Argo Group International Holdings, Ltd.	3,591	253,740
Assurant, Inc.	5,658	537,001
Assured Guaranty, Ltd.	10,152	451,053
Athene Holding, Ltd., Class A (A)	5,286	215,669
Axis Capital Holdings, Ltd.	3,625	198,578
CNO Financial Group, Inc.	16,225	262,521
Donegal Group, Inc., Class A	2,876	38,682
EMC Insurance Group, Inc.	2,830	90,220
Employers Holdings, Inc.	2,717	108,979
Enstar Group, Ltd. (A)	779	135,546
FBL Financial Group, Inc., Class A	3,170	198,822
FedNat Holding Company	1,090	17,484
First American Financial Corp.	2,209	113,764
Genworth Financial, Inc., Class A (A)	14,291	54,735
Global Indemnity, Ltd.	2,390	72,608
Greenlight Capital Re, Ltd., Class A (A)	2,616	28,436
Hallmark Financial Services, Inc. (A)	4,008	41,683
HCI Group, Inc.	297	12,691
Heritage Insurance Holdings, Inc.	15,033	219,482
Horace Mann Educators Corp.	3,837	135,101
Independence Holding Company	2,247	79,207
Investors Title Company	189	29,843
James River Group Holdings, Ltd.	653	26,172
Kemper Corp.	1,335	101,647
Maiden Holdings, Ltd.	7,320	5,437
MBIA, Inc. (A)	10,305	98,104
Mercury General Corp.	1,084	54,276
National General Holdings Corp.	6,267	148,716

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National Western Life Group, Inc., Class A	221	$58,006
Old Republic International Corp.	20,494	428,734
ProAssurance Corp.	2,100	72,681
Protective Insurance Corp., Class B	1,154	21,372
Reinsurance Group of America, Inc.	833	118,269
RenaissanceRe Holdings, Ltd.	1,028	147,518
Safety Insurance Group, Inc.	1,060	92,368
Selective Insurance Group, Inc.	2,424	153,391
State Auto Financial Corp.	4,187	137,836
Stewart Information Services Corp.	2,162	92,296
The Hanover Insurance Group, Inc.	972	110,973
The Navigators Group, Inc.	3,413	238,466
Third Point Reinsurance, Ltd. (A)	2,292	23,791
United Fire Group, Inc.	2,597	113,515
United Insurance Holdings Corp.	1,482	23,564
Unum Group	11,366	384,512
White Mountains Insurance Group, Ltd.	148	136,971

		6,548,614
Thrifts and mortgage finance – 2.0%
Axos Financial, Inc. (A)	669	19,374
BankFinancial Corp.	2,146	31,911
Capitol Federal Financial, Inc.	13,078	174,591
Dime Community Bancshares, Inc.	3,601	67,447
ESSA Bancorp, Inc.	897	13,814
Federal Agricultural Mortgage Corp., Class C	1,163	84,236
First Defiance Financial Corp.	2,220	63,803
Flagstar Bancorp, Inc.	5,241	172,534
Hingham Institution for Savings	106	18,233
Home Bancorp, Inc.	902	29,992
HomeStreet, Inc. (A)	1,732	45,638
HopFed Bancorp, Inc.	1,799	35,440
Kearny Financial Corp.	5,361	68,996
Meridian Bancorp, Inc.	1,625	25,496
Meta Financial Group, Inc.	2,895	56,974
Mr. Cooper Group, Inc. (A)	1,998	19,161
New York Community Bancorp, Inc.	28,861	333,922
NMI Holdings, Inc., Class A (A)	3,254	84,181
Northfield Bancorp, Inc.	4,819	66,984
Northwest Bancshares, Inc.	8,845	150,100
OceanFirst Financial Corp.	1,393	33,516
Oritani Financial Corp.	4,658	77,463
Provident Financial Holdings, Inc.	1,778	35,418
Provident Financial Services, Inc.	4,435	114,822
Prudential Bancorp, Inc.	1,696	29,426
Radian Group, Inc.	9,531	197,673
Riverview Bancorp, Inc.	5,483	40,081
SI Financial Group, Inc.	2,433	31,410
Southern Missouri Bancorp, Inc.	1,012	31,170
Territorial Bancorp, Inc.	1,722	46,339
TrustCo Bank Corp.	9,134	70,880
United Community Financial Corp.	4,635	43,337
United Financial Bancorp, Inc.	4,950	71,033
Walker & Dunlop, Inc.	1,551	78,961
Washington Federal, Inc.	2,236	64,598
Waterstone Financial, Inc.	3,099	51,010
Western New England Bancorp, Inc.	4,739	43,741
WSFS Financial Corp.	3,099	119,621

		2,743,326

		30,308,214
Health care – 11.7%
Biotechnology – 2.8%
Achillion Pharmaceuticals, Inc. (A)	10,940	32,382

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (A)	3,542	$47,073
Adverum Biotechnologies, Inc. (A)	5,950	31,178
Aimmune Therapeutics, Inc. (A)	22,102	493,980
AMAG Pharmaceuticals, Inc. (A)	1,505	19,384
Amicus Therapeutics, Inc. (A)	48,644	661,558
Anika Therapeutics, Inc. (A)	234	7,076
Aptevo Therapeutics, Inc. (A)	2,502	2,252
Ardelyx, Inc. (A)	2,294	6,423
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,600	597,052
Calithera Biosciences, Inc. (A)	2,020	13,615
Chimerix, Inc. (A)	2,352	4,939
Concert Pharmaceuticals, Inc. (A)	1,198	14,460
Emergent BioSolutions, Inc. (A)	820	41,426
Five Prime Therapeutics, Inc. (A)	1,389	18,613
Global Blood Therapeutics, Inc. (A)	14,623	773,995
Immune Design Corp. (A)	1,267	7,412
Myriad Genetics, Inc. (A)	1,132	37,582
PDL BioPharma, Inc. (A)	10,320	38,390
Portola Pharmaceuticals, Inc. (A)	14,100	489,270
Prothena Corp. PLC (A)	779	9,449
Retrophin, Inc. (A)	16,132	365,067
Sierra Oncology, Inc. (A)	1,150	1,967
United Therapeutics Corp. (A)	1,810	212,440
Zafgen, Inc. (A)	88	241

		3,927,224
Health care equipment and supplies – 3.1%
AngioDynamics, Inc. (A)	6,177	141,206
AtriCure, Inc. (A)	17,589	471,209
Avanos Medical, Inc. (A)	3,800	162,184
Cardiovascular Systems, Inc. (A)	21,656	837,221
CONMED Corp.	1,956	162,700
FONAR Corp. (A)	463	9,478
Globus Medical, Inc., Class A (A)	17,138	846,789
ICU Medical, Inc. (A)	3,310	792,182
Integer Holdings Corp. (A)	2,544	191,868
Invacare Corp.	3,396	28,425
Kewaunee Scientific Corp.	83	1,748
Merit Medical Systems, Inc. (A)	1,345	83,161
Natus Medical, Inc. (A)	1,013	25,710
Orthofix Medical, Inc. (A)	241	13,595
RTI Surgical Holdings, Inc. (A)	4,931	29,635
Wright Medical Group NV (A)	19,013	597,959

		4,395,070
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)(B)	13,337	390,907
Addus HomeCare Corp. (A)	1,724	109,629
Brookdale Senior Living, Inc. (A)	14,058	92,502
Cross Country Healthcare, Inc. (A)	2,734	19,220
Digirad Corp.	3,100	2,826
Diplomat Pharmacy, Inc. (A)	1,242	7,216
LHC Group, Inc. (A)	8,189	907,833
Magellan Health, Inc. (A)	2,490	164,141
MedCath Corp. (A)(C)	3,806	1,903
MEDNAX, Inc. (A)	6,772	183,995
National HealthCare Corp.	2,084	158,134
Owens & Minor, Inc.	5,919	24,268
Patterson Companies, Inc.	2,621	57,269
Premier, Inc., Class A (A)	1,546	53,322
Select Medical Holdings Corp. (A)	10,352	145,860
Surgery Partners, Inc. (A)	814	9,182
The Ensign Group, Inc.	2,167	110,929
The Providence Service Corp. (A)	887	59,092

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Triple-S Management Corp., Class B (A)	2,626	$59,925

		2,558,153
Health care technology – 0.7%
Allscripts Healthcare Solutions, Inc. (A)	9,018	86,032
Evolent Health, Inc., Class A (A)	1,142	14,366
HealthStream, Inc. (A)	1,369	38,414
HMS Holdings Corp. (A)	2,106	62,359
Medidata Solutions, Inc. (A)	10,623	778,029
Micron Solutions, Inc. (A)	200	562
NextGen Healthcare, Inc. (A)	878	14,777

		994,539
Life sciences tools and services – 1.0%
Bruker Corp.	10,405	399,968
Harvard Bioscience, Inc. (A)	6,562	28,282
Luminex Corp.	2,011	46,273
Medpace Holdings, Inc. (A)	300	17,691
Syneos Health, Inc. (A)	15,989	827,591

		1,319,805
Pharmaceuticals – 2.3%
Amneal Pharmaceuticals, Inc. (A)	30,046	425,752
Amphastar Pharmaceuticals, Inc. (A)	2,759	56,366
Assertio Therapeutics, Inc. (A)	2,796	14,176
Catalent, Inc. (A)	19,447	789,354
Cumberland Pharmaceuticals, Inc. (A)	956	5,554
Dova Pharmaceuticals, Inc. (A)	18,396	163,540
Endo International PLC (A)	5,156	41,403
GW Pharmaceuticals PLC, ADR (A)	2,938	495,259
Mallinckrodt PLC (A)	6,663	144,854
Melinta Therapeutics, Inc. (A)	221	785
Otonomy, Inc. (A)	1,716	4,513
Perrigo Company PLC	6,737	324,454
Prestige Consumer Healthcare, Inc. (A)	1,934	57,846
Taro Pharmaceutical Industries, Ltd.	303	32,751
Tetraphase Pharmaceuticals, Inc. (A)	3,172	4,250
Zogenix, Inc. (A)	11,187	615,397

		3,176,254

		16,371,045
Industrials – 18.9%
Aerospace and defense – 1.0%
AAR Corp.	20,900	679,459
CPI Aerostructures, Inc. (A)	1,400	9,100
Cubic Corp.	2,425	136,382
Ducommun, Inc. (A)	1,674	72,852
Mercury Systems, Inc. (A)	3,184	204,031
Moog, Inc., Class A	2,330	202,594
National Presto Industries, Inc.	244	26,486
SIFCO Industries, Inc. (A)	1,000	2,760
The KeyW Holding Corp. (A)	1,918	16,533
Triumph Group, Inc.	1,361	25,941
Vectrus, Inc. (A)	608	16,167
Wesco Aircraft Holdings, Inc. (A)	7,177	63,086

		1,455,391
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	1,682	38,770
Atlas Air Worldwide Holdings, Inc. (A)	2,943	148,798
Echo Global Logistics, Inc. (A)	2,257	55,928
Forward Air Corp.	1,054	68,225
Hub Group, Inc., Class A (A)	3,911	159,764
Radiant Logistics, Inc. (A)	1,875	11,813
XPO Logistics, Inc. (A)	1,040	55,890

		539,188

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines – 1.0%
Alaska Air Group, Inc.	6,089	$341,715
Copa Holdings SA, Class A	905	72,952
Hawaiian Holdings, Inc.	2,263	59,404
JetBlue Airways Corp. (A)	26,452	432,755
SkyWest, Inc.	4,751	257,932
Spirit Airlines, Inc. (A)	5,299	280,105

		1,444,863
Building products – 0.9%
American Woodmark Corp. (A)	200	16,526
Apogee Enterprises, Inc.	1,785	66,920
Armstrong Flooring, Inc. (A)	1,831	24,902
CSW Industrials, Inc. (A)	571	32,713
Fortune Brands Home & Security, Inc.	1,150	54,752
Gibraltar Industries, Inc. (A)	3,659	148,592
Griffon Corp.	3,371	62,296
Insteel Industries, Inc.	1,989	41,610
JELD-WEN Holding, Inc. (A)	9,837	173,721
Masonite International Corp. (A)	1,546	77,130
Owens Corning	4,950	233,244
Quanex Building Products Corp.	3,929	62,432
Simpson Manufacturing Company, Inc.	728	43,149
Universal Forest Products, Inc.	6,426	192,073
USG Corp.	2,274	98,464

		1,328,524
Commercial services and supplies – 2.0%
ABM Industries, Inc.	6,128	222,753
ACCO Brands Corp.	7,990	68,394
Acme United Corp.	733	11,728
ARC Document Solutions, Inc. (A)	3,098	6,909
Brady Corp., Class A	2,861	132,779
CECO Environmental Corp. (A)	1,395	10,044
Civeo Corp. (A)	8,078	16,964
Clean Harbors, Inc. (A)	3,224	230,613
Deluxe Corp.	836	36,550
Ennis, Inc.	3,208	66,598
Healthcare Services Group, Inc.	9,722	320,729
Heritage-Crystal Clean, Inc. (A)	1,877	51,524
HNI Corp.	980	35,564
Hudson Technologies, Inc. (A)	3,750	7,238
LSC Communications, Inc.	1,500	9,795
Matthews International Corp., Class A	1,190	43,971
McGrath RentCorp	3,033	171,577
Mobile Mini, Inc.	4,727	160,434
Multi-Color Corp.	508	25,344
NL Industries, Inc. (A)	3,260	12,649
PICO Holdings, Inc. (A)	2,493	24,681
Ritchie Brothers Auctioneers, Inc.	20,453	695,402
SP Plus Corp. (A)	1,277	43,571
Steelcase, Inc., Class A	4,596	66,872
Stericycle, Inc. (A)	1,258	68,460
Team, Inc. (A)	2,106	36,855
Tetra Tech, Inc.	790	47,076
UniFirst Corp.	441	67,694
Viad Corp.	2,118	119,222
Virco Manufacturing Corp.	1,200	5,196
VSE Corp.	1,368	43,201

		2,860,387
Construction and engineering – 1.9%
AECOM (A)	14,815	439,561
Aegion Corp. (A)	3,621	63,621
Ameresco, Inc., Class A (A)	5,087	82,308
Arcosa, Inc.	4,310	131,671
Argan, Inc.	604	30,170
Dycom Industries, Inc. (A)	4,059	186,470

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
EMCOR Group, Inc.	1,527	$111,593
Granite Construction, Inc.	4,459	192,406
Great Lakes Dredge & Dock Corp. (A)	9,500	84,645
IES Holdings, Inc. (A)	237	4,211
KBR, Inc.	8,336	159,134
MasTec, Inc. (A)	4,355	209,476
MYR Group, Inc. (A)	2,443	84,601
Northwest Pipe Company (A)	1,706	40,944
NV5 Global, Inc. (A)	290	17,214
Orion Group Holdings, Inc. (A)	4,263	12,448
Primoris Services Corp.	3,474	71,842
Quanta Services, Inc.	13,216	498,772
Sterling Construction Company, Inc. (A)	3,771	47,213
Tutor Perini Corp. (A)	6,222	106,521
Valmont Industries, Inc.	424	55,162

		2,629,983
Electrical equipment – 0.9%
Acuity Brands, Inc.	233	27,962
AZZ, Inc.	1,638	67,043
Encore Wire Corp.	2,766	158,271
LSI Industries, Inc.	4,131	10,865
Powell Industries, Inc.	1,244	33,028
Preformed Line Products Company	984	52,241
Regal Beloit Corp.	3,866	316,509
Sensata Technologies Holding PLC (A)	1,717	77,299
Sunrun, Inc. (A)	1,551	21,807
Thermon Group Holdings, Inc. (A)	20,015	490,568
Ultralife Corp. (A)	1,984	20,376

		1,275,969
Industrial conglomerates – 0.1%
Carlisle Companies, Inc.	579	70,997
Machinery – 4.1%
Actuant Corp., Class A	1,269	30,926
AGCO Corp.	4,860	338,013
Alamo Group, Inc.	1,644	164,301
Astec Industries, Inc.	2,911	109,919
Barnes Group, Inc.	2,872	147,650
Briggs & Stratton Corp.	4,976	58,866
Chart Industries, Inc. (A)	3,324	300,888
CIRCOR International, Inc. (A)	1,614	52,616
Colfax Corp. (A)	8,935	265,191
Columbus McKinnon Corp.	2,978	102,294
EnPro Industries, Inc.	503	32,418
ESCO Technologies, Inc.	2,987	200,219
Federal Signal Corp.	6,669	173,327
Franklin Electric Company, Inc.	2,824	144,278
FreightCar America, Inc. (A)	735	4,528
Gencor Industries, Inc. (A)	2,100	25,956
Graham Corp.	333	6,537
Hurco Companies, Inc.	1,054	42,508
Hyster-Yale Materials Handling, Inc.	970	60,489
ITT, Inc.	3,867	224,286
John Bean Technologies Corp.	5,757	529,011
Kadant, Inc.	218	19,175
Kennametal, Inc.	1,872	68,796
LB Foster Company, Class A (A)	1,699	31,975
Lydall, Inc. (A)	338	7,929
Miller Industries, Inc.	2,106	64,970
Mueller Industries, Inc.	459	14,385
NN, Inc.	2,376	17,796
Oshkosh Corp.	785	58,977
Park-Ohio Holdings Corp.	749	24,253
Perma-Pipe International Holdings, Inc. (A)	1,100	9,669

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (A)	1,671	$42,009
Snap-on, Inc.	295	46,173
Spartan Motors, Inc.	46,729	412,617
SPX FLOW, Inc. (A)	2,346	74,837
Sun Hydraulics Corp.	6,915	321,617
Terex Corp.	1,593	51,183
The Eastern Company	1,471	40,482
The Gorman-Rupp Company	826	28,034
The Greenbrier Companies, Inc.	3,369	108,583
The LS Starrett Company, Class A (A)	1,530	11,781
The Manitowoc Company, Inc. (A)	2,882	47,294
The Timken Company	2,536	110,620
Titan International, Inc.	3,936	23,498
TriMas Corp. (A)	1,856	56,107
Trinity Industries, Inc.	12,930	280,969
Twin Disc, Inc. (A)	1,650	27,473
Wabash National Corp.	3,712	50,298
Woodward, Inc.	7,324	694,974

		5,760,695
Marine – 0.4%
Costamare, Inc.	3,754	19,521
Eagle Bulk Shipping, Inc. (A)	2,757	12,820
Genco Shipping & Trading, Ltd. (A)	1,028	7,669
Kirby Corp. (A)	5,111	383,887
Matson, Inc.	3,414	123,211
Scorpio Bulkers, Inc.	5,124	19,676

		566,784
Professional services – 2.4%
Acacia Research Corp. (A)	2,172	7,081
ASGN, Inc. (A)	1,709	108,504
CBIZ, Inc. (A)	7,630	154,431
CRA International, Inc.	1,251	63,226
Exponent, Inc.	16,620	959,306
Forrester Research, Inc.	12,231	591,369
FTI Consulting, Inc. (A)	3,487	267,871
GP Strategies Corp. (A)	1,125	13,669
Heidrick & Struggles International, Inc.	1,972	75,587
Hill International, Inc. (A)	3,275	9,563
Huron Consulting Group, Inc. (A)	1,611	76,071
ICF International, Inc.	2,238	170,267
InnerWorkings, Inc. (A)	3,056	11,063
Kelly Services, Inc., Class A	4,830	106,550
Korn Ferry	4,727	211,675
ManpowerGroup, Inc.	2,479	204,989
Mistras Group, Inc. (A)	1,232	17,014
Navigant Consulting, Inc.	4,872	94,858
RCM Technologies, Inc. (A)	300	1,182
Resources Connection, Inc.	5,520	91,301
TrueBlue, Inc. (A)	2,519	59,549

		3,295,126
Road and rail – 1.7%
AMERCO	984	365,566
ArcBest Corp.	3,389	104,347
Covenant Transportation Group, Inc., Class A (A)	1,513	28,717
Genesee & Wyoming, Inc., Class A (A)	5,038	439,011
Hertz Global Holdings, Inc. (A)	3,023	52,510
Knight-Swift Transportation Holdings, Inc.	15,790	516,017
Marten Transport, Ltd.	6,937	123,687
P.A.M. Transportation Services, Inc. (A)	975	47,717
Patriot Transportation Holding, Inc. (A)	450	8,460
Ryder System, Inc.	4,908	304,247
Saia, Inc. (A)	2,207	134,848

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Schneider National, Inc., Class B	2,862	$60,245
USA Truck, Inc. (A)	1,375	19,855
Werner Enterprises, Inc.	5,765	196,875

		2,402,102
Trading companies and distributors – 2.0%
Air Lease Corp.	10,421	357,961
Aircastle, Ltd.	4,971	100,613
Beacon Roofing Supply, Inc. (A)	2,849	91,624
BMC Stock Holdings, Inc. (A)	2,274	40,182
CAI International, Inc. (A)	1,738	40,322
DXP Enterprises, Inc. (A)	967	37,636
GATX Corp.	3,661	279,591
Houston Wire & Cable Company (A)	3,039	19,237
Kaman Corp.	2,465	144,055
Lawson Products, Inc. (A)	591	18,534
MRC Global, Inc. (A)	2,745	47,983
NOW, Inc. (A)	9,114	127,231
Rush Enterprises, Inc., Class A	2,247	93,947
Rush Enterprises, Inc., Class B	1,862	77,329
SiteOne Landscape Supply, Inc. (A)	13,811	789,299
Textainer Group Holdings, Ltd. (A)	495	4,777
Titan Machinery, Inc. (A)	2,816	43,817
Transcat, Inc. (A)	1,532	35,205
Triton International, Ltd.	5,250	163,275
Univar, Inc. (A)	965	21,392
Veritiv Corp. (A)	889	23,398
WESCO International, Inc. (A)	4,092	216,917
Willis Lease Finance Corp. (A)	406	17,210

		2,791,535
Transportation infrastructure – 0.1%
Macquarie Infrastructure Corp.	2,843	117,188

		26,538,732
Information technology – 14.9%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	72,185
ARRIS International PLC (A)	9,314	294,416
BK Technologies Corp.	2,100	8,358
CalAmp Corp. (A)	900	11,322
Calix, Inc. (A)	2,971	22,877
Ciena Corp. (A)	1,396	52,127
CommScope Holding Company, Inc. (A)	3,420	74,317
Communications Systems, Inc.	1,800	4,770
Comtech Telecommunications Corp.	3,221	74,792
Digi International, Inc. (A)	4,813	60,981
EchoStar Corp., Class A (A)	4,430	161,474
Finisar Corp. (A)	7,372	170,809
Harmonic, Inc. (A)	4,356	23,610
Infinera Corp. (A)	8,291	35,983
InterDigital, Inc.	1,773	116,983
Lumentum Holdings, Inc. (A)	930	52,582
NETGEAR, Inc. (A)	3,391	112,310
NetScout Systems, Inc. (A)	5,458	153,206
Optical Cable Corp. (A)	931	4,348
Ribbon Communications, Inc. (A)	1,083	5,577
TESSCO Technologies, Inc.	1,750	27,090
Viavi Solutions, Inc. (A)	3,024	37,437

		1,577,554
Electronic equipment, instruments and components – 4.9%
ADDvantage Technologies Group, Inc. (A)	428	586
Anixter International, Inc. (A)	2,372	133,093
Arlo Technologies, Inc. (A)	6,715	27,733
Arrow Electronics, Inc. (A)	9,245	712,420

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Avnet, Inc.	12,911	$559,950
AVX Corp.	14,148	245,326
Bel Fuse, Inc., Class B	1,641	41,484
Belden, Inc.	1,539	82,644
Benchmark Electronics, Inc.	4,968	130,410
Coherent, Inc. (A)	245	34,721
CTS Corp.	3,310	97,215
Daktronics, Inc.	3,929	29,271
ePlus, Inc. (A)	950	84,113
Fabrinet (A)	3,520	184,307
FARO Technologies, Inc. (A)	838	36,797
Flex, Ltd. (A)	20,754	207,540
Frequency Electronics, Inc. (A)	1,783	21,129
II-VI, Inc. (A)	4,816	179,348
Insight Enterprises, Inc. (A)	3,865	212,807
Itron, Inc. (A)	387	18,054
Jabil, Inc.	15,148	402,785
KEMET Corp.	4,206	71,376
Key Tronic Corp. (A)	1,900	11,723
Kimball Electronics, Inc. (A)	5,006	77,543
Knowles Corp. (A)	6,866	121,048
Methode Electronics, Inc.	1,177	33,874
MTS Systems Corp.	626	34,092
OSI Systems, Inc. (A)	1,504	131,750
PAR Technology Corp. (A)	1,123	27,469
Park Electrochemical Corp.	2,083	32,703
PC Connection, Inc.	3,391	124,348
PCM, Inc. (A)	1,784	65,348
Plexus Corp. (A)	3,089	188,275
RF Industries, Ltd.	120	809
Richardson Electronics, Ltd.	2,384	16,164
Rogers Corp. (A)	6,148	976,794
Sanmina Corp. (A)	7,035	202,960
ScanSource, Inc. (A)	2,542	91,054
SMTC Corp. (A)	653	2,468
SYNNEX Corp.	3,945	376,314
Tech Data Corp. (A)	3,522	360,688
TTM Technologies, Inc. (A)	11,753	137,863
Vishay Intertechnology, Inc.	12,996	240,036
Vishay Precision Group, Inc. (A)	1,686	57,678

		6,824,110
IT services – 2.1%
CACI International, Inc., Class A (A)	1,477	268,844
Cardtronics PLC, Class A (A)	1,689	60,095
Conduent, Inc. (A)	5,456	75,456
EPAM Systems, Inc. (A)	5,435	919,222
ExlService Holdings, Inc. (A)	6,177	370,744
LiveRamp Holdings, Inc. (A)	1,735	94,679
ManTech International Corp., Class A	2,961	159,953
Perficient, Inc. (A)	2,608	71,433
Science Applications International Corp.	1,111	85,491
Steel Connect, Inc. (A)	216	434
Sykes Enterprises, Inc. (A)	5,468	154,635
Virtusa Corp. (A)	12,035	643,271

		2,904,257
Semiconductors and semiconductor equipment – 3.0%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	44,532
Amkor Technology, Inc. (A)	19,605	167,427
Amtech Systems, Inc. (A)	2,404	12,813
Axcelis Technologies, Inc. (A)	3,360	67,603
AXT, Inc. (A)	4,229	18,819
Brooks Automation, Inc.	4,413	129,433
Cabot Microelectronics Corp.	4,143	463,850
CEVA, Inc. (A)	663	17,874

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cirrus Logic, Inc. (A)	1,828	$76,904
Cohu, Inc.	5,602	82,630
Diodes, Inc. (A)	3,753	130,229
DSP Group, Inc. (A)	1,726	24,285
Entegris, Inc.	13,485	481,280
First Solar, Inc. (A)	3,148	166,340
FormFactor, Inc. (A)	1,299	20,901
GSI Technology, Inc. (A)	3,507	27,249
Kulicke & Soffa Industries, Inc.	7,615	168,368
MACOM Technology Solutions Holdings, Inc. (A)	14,519	242,612
MKS Instruments, Inc.	2,338	217,551
Nanometrics, Inc. (A)	1,358	41,935
NeoPhotonics Corp. (A)	3,808	23,952
ON Semiconductor Corp. (A)	5,198	106,923
PDF Solutions, Inc. (A)	2,193	27,084
Photronics, Inc. (A)	10,302	97,354
Power Integrations, Inc.	6,237	436,216
Rambus, Inc. (A)	5,178	54,110
Rudolph Technologies, Inc. (A)	3,587	81,784
Silicon Laboratories, Inc. (A)	8,163	660,060
Synaptics, Inc. (A)	1,879	74,690
Ultra Clean Holdings, Inc. (A)	2,706	28,007
Veeco Instruments, Inc. (A)	2,996	32,477
Xperi Corp.	1,956	45,770

		4,271,062
Software – 3.4%
Aware, Inc. (A)	2,160	7,819
Bottomline Technologies DE, Inc. (A)	7,795	390,452
HubSpot, Inc. (A)	5,835	969,835
MicroStrategy, Inc., Class A (A)	177	25,532
Mimecast, Ltd. (A)	20,760	982,986
Monotype Imaging Holdings, Inc.	1,489	29,616
OneSpan, Inc. (A)	1,667	32,040
Paylocity Holding Corp. (A)	11,772	1,049,945
Rapid7, Inc. (A)	20,627	1,043,932
RealNetworks, Inc. (A)	766	2,382
Seachange International, Inc. (A)	5,428	7,219
Synchronoss Technologies, Inc. (A)	2,743	16,677
The Rubicon Project, Inc. (A)	4,652	28,284
TiVo Corp.	6,381	59,471
Verint Systems, Inc. (A)	1,228	73,508

		4,719,698
Technology hardware, storage and peripherals – 0.4%
AstroNova, Inc.	1,439	29,341
Electronics For Imaging, Inc. (A)	5,466	147,035
Stratasys, Ltd. (A)	2,906	69,221
Super Micro Computer, Inc. (A)	4,794	101,285
Xerox Corp.	8,939	285,869

		632,751

		20,929,432
Materials – 5.0%
Chemicals – 2.2%
American Vanguard Corp.	2,118	36,472
Ashland Global Holdings, Inc.	2,795	218,373
Balchem Corp.	8,507	789,450
Cabot Corp.	574	23,896
Core Molding Technologies, Inc.	1,000	7,380
Element Solutions, Inc. (A)	14,525	146,703
Flotek Industries, Inc. (A)	1,771	5,738
FutureFuel Corp.	4,276	57,298
Hawkins, Inc.	730	26,886
HB Fuller Company	3,426	166,641
Huntsman Corp.	10,469	235,448

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innophos Holdings, Inc.	1,309	$39,453
Innospec, Inc.	1,994	166,200
Intrepid Potash, Inc. (A)	5,049	19,136
Kraton Corp. (A)	3,085	99,275
LSB Industries, Inc. (A)	567	3,538
Minerals Technologies, Inc.	2,502	147,093
Olin Corp.	6,642	153,696
PolyOne Corp.	17,136	502,256
PQ Group Holdings, Inc. (A)	1,384	20,995
Rayonier Advanced Materials, Inc.	800	10,848
Stepan Company	1,533	134,168
Trecora Resources (A)	2,774	25,216
Tredegar Corp.	1,654	26,696
Trinseo SA	407	18,437
Tronox Holdings PLC, Class A	4,982	65,513

		3,146,805
Construction materials – 0.1%
Summit Materials, Inc., Class A (A)	1,016	16,124
United States Lime & Minerals, Inc.	686	52,904

		69,028
Containers and packaging – 0.4%
Graphic Packaging Holding Company	12,264	154,894
Greif, Inc., Class A	1,678	69,218
Greif, Inc., Class B	498	24,347
Owens-Illinois, Inc.	677	12,849
Sonoco Products Company	3,704	227,907

		489,215
Metals and mining – 1.7%
Alcoa Corp. (A)	9,078	255,636
Allegheny Technologies, Inc. (A)	4,065	103,942
Ampco-Pittsburgh Corp. (A)	1,644	5,425
Carpenter Technology Corp.	4,255	195,092
Century Aluminum Company (A)	6,579	58,422
Coeur Mining, Inc. (A)	5,562	22,693
Commercial Metals Company	5,611	95,836
Ferroglobe PLC	3,057	6,267
Friedman Industries, Inc.	1,511	11,589
Haynes International, Inc.	458	15,036
Hecla Mining Company	35,139	80,820
Materion Corp.	2,648	151,095
Nexa Resources SA	900	11,205
Olympic Steel, Inc.	2,383	37,818
Reliance Steel & Aluminum Company	6,723	606,818
Schnitzer Steel Industries, Inc., Class A	4,262	102,288
Steel Dynamics, Inc.	6,450	227,492
SunCoke Energy, Inc. (A)	6,433	54,616
Synalloy Corp.	2,039	30,993
TimkenSteel Corp. (A)	2,689	29,203
United States Steel Corp.	9,180	178,918
Universal Stainless & Alloy Products, Inc. (A)	1,562	25,882
Worthington Industries, Inc.	3,622	135,173

		2,442,259
Paper and forest products – 0.6%
Boise Cascade Company	2,384	63,796
Clearwater Paper Corp. (A)	1,597	31,110
Domtar Corp.	5,313	263,790
Louisiana-Pacific Corp.	5,586	136,187
Mercer International, Inc.	9,458	127,778
PH Glatfelter Company	4,610	65,093
Resolute Forest Products, Inc.	9,682	76,488
Schweitzer-Mauduit International, Inc.	1,971	76,317

Small Cap Opportunities Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Verso Corp., Class A (A)	1,405	$30,095

		870,654

		7,017,961
Real estate – 1.2%
Equity real estate investment trusts – 1.0%
Alexander & Baldwin, Inc. (A)	590	15,010
QTS Realty Trust, Inc., Class A	15,493	697,030
STAG Industrial, Inc.	21,666	642,397

		1,354,437
Real estate management and development – 0.2%
Consolidated-Tomoka Land Company	178	10,511
Forestar Group, Inc. (A)	155	2,680
FRP Holdings, Inc. (A)	982	46,714
Griffin Industrial Realty, Inc.	892	31,086
Rafael Holdings, Inc., Class B (A)	500	6,325
RE/MAX Holdings, Inc., Class A	493	19,000
Realogy Holdings Corp. (B)	9,825	112,005
Stratus Properties, Inc. (A)	1,025	27,070
Tejon Ranch Company (A)	1,709	30,078
The St. Joe Company (A)	1,296	21,371

		306,840

		1,661,277
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	2,763	152,379
TerraForm Power, Inc., Class A	2,320	31,877

		184,256

TOTAL COMMON STOCKS (Cost $127,702,351)		$139,222,652

SECURITIES LENDING COLLATERAL – 1.2%
John Hancock Collateral Trust, 2.6031% (D)(E)	164,126	1,642,374

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,642,434)		$1,642,374

SHORT-TERM INVESTMENTS – 0.7%
Money market funds – 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.3489% (D)	727,810	727,810
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (D)	284,477	284,477

		1,012,287

TOTAL SHORT-TERM INVESTMENTS (Cost $1,012,287)		$1,012,287

Total Investments (Small Cap Opportunities Trust) (Cost $130,357,072) – 101.0%		$141,877,313
Other assets and liabilities, net – (1.0%)		(1,462,764)

TOTAL NET ASSETS – 100.0%		$140,414,549

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $1,576,117.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust

	Shares or Principal Amount	Value
COMMON STOCKS – 94.9%
Communication services – 1.4%
Diversified telecommunication services – 0.7%
Bandwidth, Inc., Class A (A)	32,700	$2,189,592
Wireless telecommunication services – 0.7%
Boingo Wireless, Inc. (A)	90,248	2,100,973

		4,290,565
Consumer discretionary – 17.3%
Auto components – 0.7%
LCI Industries	26,149	2,008,766
Automobiles – 0.7%
Winnebago Industries, Inc.	69,266	2,157,636
Diversified consumer services – 1.1%
Grand Canyon Education, Inc. (A)	29,724	3,403,695
Hotels, restaurants and leisure – 5.4%
Boyd Gaming Corp.	110,873	3,033,485
Marriott Vacations Worldwide Corp.	57,316	5,359,046
Planet Fitness, Inc., Class A (A)	78,769	5,413,006
Shake Shack, Inc., Class A (A)	44,258	2,617,861

		16,423,398
Household durables – 2.3%
Century Communities, Inc. (A)	118,291	2,835,435
Roku, Inc. (A)	16,209	1,045,643
Skyline Champion Corp.	158,543	3,012,317

		6,893,395
Internet and direct marketing retail – 1.5%
Etsy, Inc. (A)	30,998	2,083,686
Wayfair, Inc., Class A (A)	15,436	2,291,474

		4,375,160
Specialty retail – 2.8%
Five Below, Inc. (A)	24,599	3,056,426
Floor & Decor Holdings, Inc., Class A (A)	67,128	2,767,016
Sleep Number Corp. (A)	55,560	2,611,320

		8,434,762
Textiles, apparel and luxury goods – 2.8%
Carter’s, Inc.	47,244	4,761,723
Under Armour, Inc., Class A (A)	14,912	315,240
Under Armour, Inc., Class C (A)	170,512	3,217,561

		8,294,524

		51,991,336
Consumer staples – 2.7%
Beverages – 1.2%
MGP Ingredients, Inc. (B)	48,368	3,731,591
Food and staples retailing – 1.5%
Performance Food Group Company (A)	111,138	4,405,510

		8,137,101
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Centennial Resource Development, Inc., Class A (A)	117,831	1,035,734
Viper Energy Partners LP	69,326	2,298,850

		3,334,584
Financials – 5.3%
Banks – 3.7%
BancorpSouth Bank	82,731	2,334,669
CenterState Bank Corp.	75,481	1,797,203
Sterling Bancorp	151,154	2,815,999
Texas Capital Bancshares, Inc. (A)	29,911	1,632,841
Union Bankshares Corp.	76,051	2,458,729

		11,039,441

Small Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance – 0.7%
Green Dot Corp., Class A (A)	36,808	$2,232,405
Thrifts and mortgage finance – 0.9%
MGIC Investment Corp. (A)	202,801	2,674,945

		15,946,791
Health care – 27.5%
Biotechnology – 9.1%
Abeona Therapeutics, Inc. (A)(B)	96,175	707,848
Amicus Therapeutics, Inc. (A)	145,981	1,985,342
Apellis Pharmaceuticals, Inc. (A)	49,846	971,997
Arena Pharmaceuticals, Inc. (A)	49,008	2,197,029
Ascendis Pharma A/S, ADR (A)	11,893	1,399,806
CareDx, Inc. (A)	47,278	1,490,203
CytomX Therapeutics, Inc. (A)	43,814	471,001
Exact Sciences Corp. (A)	41,427	3,588,407
G1 Therapeutics, Inc. (A)	46,073	764,812
Galapagos NV, ADR (A)	21,977	2,588,451
Heron Therapeutics, Inc. (A)(B)	65,824	1,608,739
Invitae Corp. (A)	86,911	2,035,456
Karyopharm Therapeutics, Inc. (A)(B)	88,349	515,958
Portola Pharmaceuticals, Inc. (A)(B)	36,517	1,267,140
Ra Pharmaceuticals, Inc. (A)	45,048	1,009,075
Rhythm Pharmaceuticals, Inc. (A)	56,579	1,550,830
Sage Therapeutics, Inc. (A)	9,945	1,581,752
Sangamo Therapeutics, Inc. (A)(B)	88,413	843,460
UroGen Pharma, Ltd. (A)(B)	23,037	850,985

		27,428,291
Health care equipment and supplies – 9.9%
Globus Medical, Inc., Class A (A)	74,924	3,701,995
Haemonetics Corp. (A)	35,990	3,148,405
Hill-Rom Holdings, Inc.	41,665	4,410,657
Insulet Corp. (A)	69,659	6,623,874
Merit Medical Systems, Inc. (A)	79,323	4,904,541
Penumbra, Inc. (A)	25,052	3,682,895
Tandem Diabetes Care, Inc. (A)	54,824	3,481,324

		29,953,691
Health care providers and services – 0.7%
Amedisys, Inc. (A)	17,973	2,215,352
Health care technology – 4.3%
HMS Holdings Corp. (A)	98,580	2,918,954
Omnicell, Inc. (A)	69,643	5,629,940
Teladoc Health, Inc. (A)	26,581	1,477,904
Veeva Systems, Inc., Class A (A)	22,650	2,873,379

		12,900,177
Life sciences tools and services – 1.9%
PRA Health Sciences, Inc. (A)	25,050	2,762,765
Syneos Health, Inc. (A)	54,283	2,809,688

		5,572,453
Pharmaceuticals – 1.6%
Aerie Pharmaceuticals, Inc. (A)	38,853	1,845,518
MyoKardia, Inc. (A)	37,645	1,957,164
Revance Therapeutics, Inc. (A)	71,203	1,122,159

		4,924,841

		82,994,805
Industrials – 10.8%
Aerospace and defense – 0.4%
Axon Enterprise, Inc. (A)	20,476	1,114,099
Commercial services and supplies – 1.7%
The Brink’s Company	67,357	5,079,391
Construction and engineering – 1.0%
Argan, Inc.	63,985	3,196,051

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment – 1.4%
EnerSys	64,393	$4,195,848
Machinery – 4.3%
Actuant Corp., Class A	135,557	3,303,524
ITT, Inc.	91,876	5,328,808
Rexnord Corp. (A)	171,628	4,314,728

		12,947,060
Professional services – 2.0%
CoStar Group, Inc. (A)	5,550	2,588,631
TriNet Group, Inc. (A)	56,436	3,371,487

		5,960,118

		32,492,567
Information technology – 20.7%
Electronic equipment, instruments and components – 1.3%
Zebra Technologies Corp., Class A (A)	19,476	4,080,806
IT services – 2.5%
EPAM Systems, Inc. (A)	20,004	3,383,277
LiveRamp Holdings, Inc. (A)	41,166	2,246,429
Science Applications International Corp.	23,152	1,801,942

		7,431,648
Semiconductors and semiconductor equipment – 2.7%
Entegris, Inc.	102,638	3,663,150
Tower Semiconductor, Ltd. (A)	174,257	2,885,696
Universal Display Corp.	10,044	1,535,225

		8,084,071
Software – 14.2%
2U, Inc. (A)(B)	39,966	2,831,591
Alteryx, Inc., Class A (A)	17,705	1,484,918
DraftKings, Inc. (A)(C)(D)	327,094	762,129
Everbridge, Inc. (A)	47,996	3,600,180
Fair Isaac Corp. (A)	11,383	3,091,964
Five9, Inc. (A)	92,717	4,898,239
Globant SA (A)	40,613	2,899,768
Guidewire Software, Inc. (A)	26,781	2,602,042
HubSpot, Inc. (A)	18,865	3,135,552
Mimecast, Ltd. (A)	112,547	5,329,100
Pivotal Software, Inc., Class A (A)	160,705	3,350,699
Rapid7, Inc. (A)	37,541	1,899,950
The Trade Desk, Inc., Class A (A)	19,809	3,921,192
Zendesk, Inc. (A)	33,654	2,860,590

		42,667,914

		62,264,439
Materials – 2.9%
Chemicals – 1.5%
Cabot Corp.	51,143	2,129,083
Ingevity Corp. (A)	23,279	2,458,495

		4,587,578
Metals and mining – 1.4%
Carpenter Technology Corp.	93,856	4,303,298

		8,890,876
Real estate – 5.2%
Equity real estate investment trusts – 4.1%
Agree Realty Corp.	54,533	3,781,318
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	128,393	3,291,997
NexPoint Residential Trust, Inc.	73,920	2,834,093
Xenia Hotels & Resorts, Inc.	113,563	2,488,165

		12,395,573

Small Cap Stock Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development – 1.1%
Kennedy-Wilson Holdings, Inc.	155,262	$3,321,054

		15,716,627

TOTAL COMMON STOCKS (Cost $252,022,001)		$286,059,691

PREFERRED SECURITIES – 0.9%
Consumer discretionary – 0.4%
Diversified consumer services – 0.4%
The Honest Company, Inc., Series D (A)(C)(D)	26,954	990,829
Information technology – 0.5%
Software – 0.5%
MarkLogic Corp., Series F (A)(C)(D)	153,423	1,503,545

TOTAL PREFERRED SECURITIES (Cost $3,015,165)		$2,494,374

SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust, 2.6031% (E)(F)	1,001,960	10,026,413

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,026,747)		$10,026,413

SHORT-TERM INVESTMENTS – 4.9%
Repurchase agreement – 4.9%

Societe Generale SA Tri-Party
Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $14,803,145 on 4-1-19, collateralized by $715,000 Federal Home Loan Bank, 1.875% due 12-11-20 (valued at $713,717, including interest), $3,249,740 Federal National Mortgage Association, 4.000% due 2-1-48 (valued at $3,367,010, including interest), $3,738 Government National Mortgage Association, 7.000% due 3-15-32 (valued at $4,390, including interest), $700 U.S. Treasury Bills, 0.000% due 6-20-19 to 2-27-20 (valued at $695, including interest), $178,300 U.S. Treasury Bonds, 3.375% - 4.500% due 5-15-38 to 5-15-44 (valued at $199,748, including interest) and $10,727,600 U.S. Treasury Notes, 2.500% -2.750% due 6-30-20 to 2-28-25 (valued at $10,810,442, including interest)

	$14,800,000	14,800,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,800,000)		$14,800,000

Total Investments (Small Cap Stock Trust) (Cost $279,863,913) – 104.0%		$313,380,478
Other assets and liabilities, net – (4.0%)		(12,031,039)

TOTAL NET ASSETS – 100.0%		$301,349,439

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $9,666,743.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)

(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.5%
Consumer discretionary – 4.3%
Auto components – 1.8%
Cooper Tire & Rubber Company	132,420	$3,958,034
Gentherm, Inc. (A)	138,489	5,104,705

		9,062,739
Hotels, restaurants and leisure – 0.2%
Aramark	26,630	786,917
Household durables – 1.9%
Helen of Troy, Ltd. (A)	27,090	3,141,356
TRI Pointe Group, Inc. (A)	490,735	6,202,890

		9,344,246
Specialty retail – 0.4%
The Cato Corp., Class A	144,106	2,158,708

		21,352,610
Consumer staples – 4.0%
Beverages – 1.5%
C&C Group PLC	2,057,693	7,393,955
Food products – 1.5%
Cranswick PLC	187,751	6,666,540
Post Holdings, Inc. (A)	6,705	733,527

		7,400,067
Household products – 1.0%
Spectrum Brands Holdings, Inc. (B)	96,895	5,307,908

		20,101,930
Energy – 5.0%
Energy equipment and services – 2.0%
Era Group, Inc. (A)	223,572	2,580,021
SEACOR Holdings, Inc. (A)	116,913	4,943,082
SEACOR Marine Holdings, Inc. (A)	174,183	2,318,376

		9,841,479
Oil, gas and consumable fuels – 3.0%
Cimarex Energy Company	35,455	2,478,305
Dorian LPG, Ltd. (A)	401,987	2,580,757
Kosmos Energy, Ltd.	597,250	3,720,868
Magnolia Oil & Gas Corp. (A)	248,820	2,985,840
Scorpio Tankers, Inc.	166,972	3,312,723

		15,078,493

		24,919,972
Financials – 19.7%
Banks – 13.9%
1st Source Corp.	103,695	4,656,942
Banc of California, Inc.	460,495	6,373,251
Fifth Third Bancorp	335,168	8,452,933
First Busey Corp.	225,253	5,496,173
First Midwest Bancorp, Inc.	507,646	10,386,437
Flushing Financial Corp.	246,386	5,403,245
Great Western Bancorp, Inc.	250,376	7,909,378
Hancock Whitney Corp.	24,385	985,154
International Bancshares Corp.	222,799	8,473,046
Synovus Financial Corp.	131,558	4,520,333
Union Bankshares Corp.	191,080	6,177,616
Webster Financial Corp.	14,925	756,250

		69,590,758
Capital markets – 1.2%
Ares Capital Corp.	29,511	505,819

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Solar Capital, Ltd.	267,334	$5,571,241

		6,077,060
Insurance – 2.7%
Alleghany Corp. (A)	2,053	1,257,257
Assured Guaranty, Ltd.	13,960	620,243
Kemper Corp.	87,085	6,630,652
Reinsurance Group of America, Inc.	5,630	799,347
White Mountains Insurance Group, Ltd.	4,466	4,133,194

		13,440,693
Thrifts and mortgage finance – 1.9%
Northwest Bancshares, Inc.	540,665	9,175,085

		98,283,596
Health care – 3.5%
Health care equipment and supplies – 0.6%
Natus Medical, Inc. (A)	92,285	2,342,193
STERIS PLC	4,905	627,987

		2,970,180
Health care providers and services – 1.4%
AMN Healthcare Services, Inc. (A)	76,330	3,594,380
CorVel Corp. (A)	53,175	3,469,137

		7,063,517
Health care technology – 1.5%
Allscripts Healthcare Solutions, Inc. (A)	785,182	7,490,636

		17,524,333
Industrials – 32.9%
Aerospace and defense – 0.8%
Astronics Corp. (A)	119,833	3,920,936
Air freight and logistics – 1.5%
Forward Air Corp.	117,095	7,579,559
Building products – 2.9%
American Woodmark Corp. (A)	97,830	8,083,693
Tyman PLC	2,058,859	6,487,024

		14,570,717
Commercial services and supplies – 4.3%
ACCO Brands Corp.	678,500	5,807,960
Clean Harbors, Inc. (A)	11,610	830,463
Matthews International Corp., Class A	122,250	4,517,138
SP Plus Corp. (A)	159,153	5,430,300
Steelcase, Inc., Class A	336,100	4,890,255

		21,476,116
Construction and engineering – 1.9%
Primoris Services Corp.	183,420	3,793,126
Valmont Industries, Inc.	43,470	5,655,447

		9,448,573
Electrical equipment – 1.9%
Thermon Group Holdings, Inc. (A)	387,318	9,493,164
Machinery – 11.8%
Albany International Corp., Class A	103,694	7,423,453
CIRCOR International, Inc. (A)	119,147	3,884,192
ESCO Technologies, Inc.	162,062	10,863,016
Luxfer Holdings PLC	359,479	8,979,785
Mueller Industries, Inc.	415,165	13,011,271
TriMas Corp. (A)	492,191	14,878,934

		59,040,651
Professional services – 6.5%
Forrester Research, Inc.	162,858	7,874,184
FTI Consulting, Inc. (A)	45,640	3,506,065
Huron Consulting Group, Inc. (A)	164,556	7,770,334
ICF International, Inc.	71,595	5,446,948
Mistras Group, Inc. (A)	198,553	2,742,017

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Navigant Consulting, Inc.	251,510	$4,896,900

		32,236,448
Trading companies and distributors – 1.3%
GATX Corp.	86,925	6,638,462

		164,404,626
Information technology – 7.0%
Electronic equipment, instruments and components – 4.5%
Belden, Inc.	207,854	11,161,760
Coherent, Inc. (A)	14,580	2,066,278
CTS Corp.	203,830	5,986,487
Keysight Technologies, Inc. (A)	10,760	938,272
ScanSource, Inc. (A)	67,085	2,402,985

		22,555,782
IT services – 2.1%
WNS Holdings, Ltd., ADR (A)	198,069	10,551,136
Semiconductors and semiconductor equipment – 0.4%
Rudolph Technologies, Inc. (A)	92,130	2,100,564

		35,207,482
Materials – 6.0%
Chemicals – 4.5%
Orion Engineered Carbons SA	430,975	8,184,215
Sensient Technologies Corp.	144,610	9,803,112
Stepan Company	50,970	4,460,894

		22,448,221
Containers and packaging – 0.2%
Sealed Air Corp.	21,250	978,775
Paper and forest products – 1.3%
Neenah, Inc.	101,185	6,512,267

		29,939,263
Real estate – 12.1%
Equity real estate investment trusts – 12.1%
Alexander & Baldwin, Inc. (A)	383,870	9,765,653
Brandywine Realty Trust	405,990	6,439,001
Corporate Office Properties Trust	290,477	7,930,022
DiamondRock Hospitality Company	465,233	5,038,473
Physicians Realty Trust	524,700	9,869,607
PotlatchDeltic Corp.	229,767	8,682,895
RPT Realty	669,022	8,034,954
Summit Hotel Properties, Inc.	435,804	4,972,524

		60,733,129
Utilities – 2.0%
Gas utilities – 2.0%
New Jersey Resources Corp.	86,563	4,309,972
Spire, Inc.	56,000	4,608,240
UGI Corp.	18,665	1,034,414

		9,952,626

TOTAL COMMON STOCKS (Cost $419,832,672)		$482,419,567

SECURITIES LENDING COLLATERAL – 0.3%
John Hancock Collateral Trust, 2.6031% (C)(D)	135,421	1,355,126

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,355,200)		$1,355,126

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.4%
Repurchase agreement – 3.4%
Bank of America Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $17,203,655 on 4-1-19, collateralized by $16,184,523 Government National Mortgage Association, 4.560% - 4.608% due 12-20-68 to 12-20-69 (valued at $17,544,001, including interest)	$17,200,000	$17,200,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,200,000)		$17,200,000

Total Investments (Small Cap Value Trust) (Cost $438,387,872) – 100.2%		$500,974,693
Other assets and liabilities, net – (0.2%)		(867,823)

TOTAL NET ASSETS – 100.0%		$500,106,870

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $1,324,466.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Communication services – 2.0%
Entertainment – 0.5%
Rosetta Stone, Inc. (A)	30,113	$657,969
Media – 1.5%
Cable One, Inc.	1,654	1,623,203
Scholastic Corp.	11,920	473,939

		2,097,142

		2,755,111
Consumer discretionary – 9.2%
Auto components – 2.1%
Dorman Products, Inc. (A)	13,874	1,222,161
Garrett Motion, Inc. (A)(B)	52,431	772,309
LCI Industries	8,960	688,307
Visteon Corp. (A)	4,500	303,075

		2,985,852
Distributors – 1.0%
Pool Corp.	8,604	1,419,402
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	21,607	650,803
Strategic Education, Inc.	11,533	1,514,398

		2,165,201
Hotels, restaurants and leisure – 0.5%
Marriott Vacations Worldwide Corp.	4,579	428,137
Red Robin Gourmet Burgers, Inc. (A)	10,010	288,388

		716,525
Household durables – 0.7%
Cavco Industries, Inc. (A)	7,059	829,644
CSS Industries, Inc.	16,896	101,207

		930,851
Specialty retail – 2.3%
Aaron’s, Inc.	29,936	1,574,634
Express, Inc. (A)	36,465	156,070

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Lumber Liquidators
Holdings, Inc. (A)(B)	35,356	$357,096
Monro, Inc.	9,200	795,984
Party City Holdco, Inc. (A)(B)	39,937	317,100

		3,200,884
Textiles, apparel and luxury goods – 1.1%
Culp, Inc.	23,855	458,732
Steven Madden, Ltd.	29,980	1,014,523

		1,473,255

		12,891,970
Consumer staples – 3.2%
Food and staples retailing – 0.5%
BJ’s Wholesale Club Holdings, Inc. (A)	11,370	311,538
PriceSmart, Inc.	4,979	293,164
SpartanNash Company	8,558	135,815

		740,517
Food products – 2.7%
Nomad Foods, Ltd. (A)	97,000	1,983,650
Post Holdings, Inc. (A)	10,300	1,126,820
The Simply Good Foods Company (A)	35,222	725,221

		3,835,691

		4,576,208
Energy – 5.2%
Energy equipment and services – 1.8%
Apergy Corp. (A)	6,900	283,314
Cactus, Inc., Class A (A)	7,877	280,421
Frank’s International NV (A)(B)	63,900	396,819
Keane Group, Inc. (A)	81,976	892,719
Oceaneering International, Inc. (A)	14,840	234,027
TETRA Technologies, Inc. (A)	195,700	457,938

		2,545,238
Oil, gas and consumable fuels – 3.4%
Centennial Resource Development, Inc., Class A (A)(B)	80,611	708,571
International Seaways, Inc. (A)	36,207	620,583
Jagged Peak Energy, Inc. (A)(B)	43,377	454,157
Kosmos Energy, Ltd. (B)	67,977	423,497
Matador Resources Company (A)	41,096	794,386
REX American Resources Corp. (A)	7,800	628,758
WPX Energy, Inc. (A)	83,790	1,098,487

		4,728,439

		7,273,677
Financials – 23.4%
Banks – 13.6%
Atlantic Capital Bancshares, Inc. (A)	24,976	445,322
BankUnited, Inc.	43,700	1,459,580
BOK Financial Corp.	8,616	702,635
Columbia Banking System, Inc.	37,200	1,216,068
East West Bancorp, Inc.	16,900	810,693
FB Financial Corp.	22,013	699,133
Glacier Bancorp, Inc.	28,007	1,122,240
Heritage Commerce Corp.	30,490	368,929
Heritage Financial Corp.	22,760	685,986
Home BancShares, Inc.	116,600	2,048,662
Hope Bancorp, Inc.	49,994	653,922
Howard Bancorp, Inc. (A)	23,380	346,258
Live Oak Bancshares, Inc.	17,569	256,683
National Bank Holdings Corp., Class A	34,036	1,132,037
Origin Bancorp, Inc.	14,300	486,915
Pinnacle Financial Partners, Inc.	12,402	678,389
Popular, Inc.	19,970	1,041,036

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Prosperity Bancshares, Inc.	16,308	$1,126,230
SVB Financial Group (A)	1,580	351,329
Texas Capital Bancshares, Inc. (A)	12,830	700,390
Towne Bank	43,768	1,083,258
Webster Financial Corp.	18,755	950,316
Wintrust Financial Corp.	11,670	785,741

		19,151,752
Capital markets – 2.0%
Cboe Global Markets, Inc.	3,340	318,770
Hercules Capital, Inc.	60,627	767,538
Houlihan Lokey, Inc.	15,662	718,103
Main Street Capital Corp. (B)	15,220	566,184
Virtus Investment Partners, Inc.	4,800	468,240

		2,838,835
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	26,485	1,606,315
Insurance – 2.2%
Assured Guaranty, Ltd.	8,500	377,655
Employers Holdings, Inc.	15,150	607,667
ProAssurance Corp.	21,560	746,192
Safety Insurance Group, Inc.	6,546	570,418
State Auto Financial Corp.	23,897	786,689

		3,088,621
Mortgage real estate investment trusts – 0.4%
Capstead Mortgage Corp.	15,652	134,451
Redwood Trust, Inc.	28,500	460,275

		594,726
Thrifts and mortgage finance – 4.0%
Meridian Bancorp, Inc.	48,443	760,071
PCSB Financial Corp.	26,303	514,750
PDL Community Bancorp (A)	26,297	366,843
PennyMac Financial Services, Inc.	29,785	662,418
Radian Group, Inc.	52,750	1,094,035
Sterling Bancorp, Inc.	33,450	339,183
United Financial Bancorp, Inc.	35,660	511,721
WSFS Financial Corp.	35,859	1,384,157

		5,633,178

		32,913,427
Health care – 7.6%
Biotechnology – 0.7%
Array BioPharma, Inc. (A)	6,300	153,594
Momenta Pharmaceuticals, Inc. (A)	29,383	426,935
Ultragenyx Pharmaceutical, Inc. (A)	2,038	141,356
Xencor, Inc. (A)	9,100	282,646

		1,004,531
Health care equipment and supplies – 4.0%
Atrion Corp.	2,234	1,962,971
Avanos Medical, Inc. (A)	26,211	1,118,685
Quidel Corp. (A)	29,200	1,911,724
West Pharmaceutical Services, Inc.	5,845	644,119

		5,637,499
Health care providers and services – 2.9%
Molina Healthcare, Inc. (A)	10,213	1,449,837
Patterson Companies, Inc.	9,900	216,315
Select Medical Holdings Corp. (A)	58,694	826,998
The Ensign Group, Inc.	30,787	1,575,987

		4,069,137

		10,711,167
Industrials – 13.6%
Aerospace and defense – 1.8%
Cubic Corp.	19,378	1,089,819

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Triumph Group, Inc.	72,726	$1,386,158

		2,475,977
Building products – 0.6%
Universal Forest Products, Inc.	29,014	867,228
Commercial services and supplies – 2.6%
Brady Corp., Class A	13,590	630,712
McGrath RentCorp	16,152	913,719
MSA Safety, Inc.	6,902	713,667
Stericycle, Inc. (A)	18,321	997,029
The Brink’s Company	5,050	380,821

		3,635,948
Construction and engineering – 0.7%
Aegion Corp. (A)	52,605	924,270
Electrical equipment – 0.4%
Thermon Group Holdings, Inc. (A)	21,369	523,754
Machinery – 3.1%
Blue Bird Corp. (A)(B)	24,000	406,320
CIRCOR International, Inc. (A)	26,312	857,771
ESCO Technologies, Inc.	16,944	1,135,756
Hillenbrand, Inc.	10,372	430,749
Lydall, Inc. (A)	2,818	66,110
RBC Bearings, Inc. (A)	4,695	597,063
Sun Hydraulics Corp.	19,556	909,550

		4,403,319
Marine – 0.4%
Kirby Corp. (A)	7,300	548,303
Professional services – 1.4%
FTI Consulting, Inc. (A)	17,119	1,315,082
Huron Consulting Group, Inc. (A)	8,062	380,688
Navigant Consulting, Inc.	14,500	282,315
Upwork, Inc. (A)(B)	2,941	56,291

		2,034,376
Road and rail – 2.3%
Genesee & Wyoming, Inc., Class A (A)	12,402	1,080,710
Landstar System, Inc.	15,641	1,710,969
Universal Logistics Holdings, Inc.	20,249	398,500

		3,190,179
Trading companies and distributors – 0.3%
Beacon Roofing Supply, Inc. (A)	14,300	459,888

		19,063,242
Information technology – 11.7%
Communications equipment – 0.7%
Harmonic, Inc. (A)	179,226	971,405
Electronic equipment, instruments and components – 4.4%
Belden, Inc.	41,100	2,207,070
Knowles Corp. (A)	62,544	1,102,651
Littelfuse, Inc.	11,335	2,068,411
Mesa Laboratories, Inc.	3,167	729,994
Methode Electronics, Inc.	1,515	43,602

		6,151,728
IT services – 1.6%
Conduent, Inc. (A)	64,805	896,253
GTT Communications, Inc. (A)(B)	21,900	759,930
I3 Verticals, Inc., Class A (A)	22,024	529,016

		2,185,199
Semiconductors and semiconductor equipment – 2.1%
Cabot Microelectronics Corp.	9,622	1,077,279
Cypress Semiconductor Corp.	18,400	274,528
Entegris, Inc.	12,600	449,694
MaxLinear, Inc. (A)	31,575	806,110

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rudolph Technologies, Inc. (A)	15,000	$342,000

		2,949,611
Software – 2.8%
Ceridian HCM Holding, Inc. (A)	17,222	883,489
Cision, Ltd. (A)	60,107	827,673
Lightspeed POS, Inc. (A)	6,485	100,016
Q2 Holdings, Inc. (A)	10,200	706,452
RealPage, Inc. (A)	9,606	582,988
The Descartes Systems Group, Inc. (A)	3,154	114,743
Zendesk, Inc. (A)	9,040	768,400

		3,983,761
Technology hardware, storage and peripherals – 0.1%
Cray, Inc. (A)	6,176	160,885

		16,402,589
Materials – 3.8%
Chemicals – 1.5%
American Vanguard Corp.	25,560	440,143
Minerals Technologies, Inc.	13,500	793,665
Quaker Chemical Corp.	4,261	853,606

		2,087,414
Containers and packaging – 0.7%
Myers Industries, Inc.	57,250	979,548
Metals and mining – 1.5%
Carpenter Technology Corp.	21,910	1,004,574
Constellium NV, Class A (A)	63,000	502,740
Reliance Steel & Aluminum Company	6,786	612,504

		2,119,818
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	9,160	178,437

		5,365,217
Real estate – 11.2%
Equity real estate investment trusts – 10.6%
Acadia Realty Trust	23,000	627,210
American Campus Communities, Inc.	18,154	863,767
Cedar Realty Trust, Inc.	228,417	776,618
Douglas Emmett, Inc.	17,400	703,308
EastGroup Properties, Inc.	13,655	1,524,444
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,890	894,580
Healthcare Realty Trust, Inc.	38,359	1,231,707
JBG SMITH Properties	27,753	1,147,587
Kilroy Realty Corp.	10,640	808,214
PotlatchDeltic Corp.	21,414	809,235
PS Business Parks, Inc.	7,329	1,149,407
QTS Realty Trust, Inc., Class A	8,286	372,787
Saul Centers, Inc.	14,500	744,865
Sunstone Hotel Investors, Inc.	72,067	1,037,765
Terreno Realty Corp.	34,900	1,467,196
Washington Real Estate Investment Trust	27,738	787,204

		14,945,894
Real estate management and development – 0.6%
The St. Joe Company (A)	47,400	781,626

		15,727,520
Utilities – 7.6%
Electric utilities – 2.3%
MGE Energy, Inc.	8,420	572,307
PNM Resources, Inc.	40,187	1,902,453
Portland General Electric Company	16,000	829,440

		3,304,200
Gas utilities – 3.8%
Atmos Energy Corp.	6,802	700,130

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Chesapeake Utilities Corp.	18,619	$1,698,239
ONE Gas, Inc.	20,653	1,838,737
RGC Resources, Inc.	6,884	182,495
Southwest Gas Holdings, Inc.	10,532	866,362

		5,285,963
Multi-utilities – 0.9%
NorthWestern Corp.	17,725	1,248,017
Water utilities – 0.6%
California Water Service Group	16,395	889,921

		10,728,101

TOTAL COMMON STOCKS (Cost $114,469,577)		$138,408,229

SECURITIES LENDING COLLATERAL – 2.9%
John Hancock Collateral Trust, 2.6031% (C)(D)	410,178	4,104,570

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,104,660)		$4,104,570

SHORT-TERM INVESTMENTS – 1.1%
Money market funds – 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (C)	506,521	506,521
T. Rowe Price Government Reserve Fund, 2.4853% (C)	1,004,694	1,004,694

		1,511,215

TOTAL SHORT-TERM INVESTMENTS (Cost $1,511,215)		$1,511,215

Total Investments (Small Company Value Trust) (Cost $120,085,452) – 102.5%		$144,024,014
Other assets and liabilities, net – (2.5%)		(3,447,468)

TOTAL NET ASSETS – 100.0%		$140,576,546

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $3,972,004.
(C)	The rate shown is the annualized seven-day yield as of 3-31-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 7.6%
Diversified telecommunication services – 1.9%
AT&T, Inc.	1,679,890	$52,681,350
ATN International, Inc.	1,861	104,942
Bezeq The Israeli Telecommunication Corp., Ltd.	505,834	363,825
BT Group PLC	1,943,533	5,646,582
CenturyLink, Inc.	219,401	2,630,618
Cincinnati Bell, Inc. (A)	8,409	80,222
Cogent Communications Holdings, Inc.	7,241	392,824
Consolidated Communications Holdings, Inc.	12,503	136,408
Deutsche Telekom AG	768,187	12,762,037
Elisa OYJ	32,770	1,479,412
Frontier Communications Corp. (A)(B)	19,086	37,981
HKT Trust & HKT, Ltd.	873,421	1,404,441
Iliad SA	6,109	613,833

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Intelsat SA (A)(B)	9,724	$152,278
Iridium Communications, Inc. (A)	16,723	442,156
Koninklijke KPN NV	775,198	2,460,766
Nippon Telegraph & Telephone Corp.	148,358	6,324,662
Ooma, Inc. (A)	3,704	49,041
Orange SA	459,684	7,494,251
ORBCOMM, Inc. (A)	13,700	92,886
PCCW, Ltd.	981,317	610,101
pdvWireless, Inc. (A)	1,749	61,495
Proximus SADP	35,031	1,012,423
Singapore Telecommunications, Ltd.	1,437,549	3,209,635
Singapore Telecommunications, Ltd.	445,005	993,238
Spark New Zealand, Ltd.	423,970	1,098,243
Swisscom AG (B)	5,971	2,921,433
Telecom Italia SpA (A)(B)	2,624,099	1,634,407
Telecom Italia SpA	1,391,002	789,976
Telefonica Deutschland Holding AG	171,657	539,759
Telefonica SA	1,076,914	9,021,177
Telenor ASA	169,599	3,396,041
Telia Company AB	648,402	2,922,763
Telstra Corp., Ltd.	959,350	2,262,205
TPG Telecom, Ltd.	85,566	422,517
United Internet AG	28,328	1,035,841
Verizon Communications, Inc.	952,799	56,339,005
Vonage Holdings Corp. (A)	38,430	385,837

		184,006,611
Entertainment – 1.3%
Activision Blizzard, Inc.	176,143	8,019,791
AMC Entertainment Holdings, Inc., Class A	9,092	135,016
Cinemark Holdings, Inc.	44,249	1,769,518
DeNA Company, Ltd.	26,000	391,929
Electronic Arts, Inc. (A)	69,090	7,021,617
Eros International PLC (A)(B)	5,969	54,557
Glu Mobile, Inc. (A)	19,582	214,227
IMAX Corp. (A)	9,305	211,037
Konami Holdings Corp.	21,409	931,499
Liberty Media Corp.-Liberty Braves, Class A (A)	1,897	53,002
Liberty Media Corp.-Liberty Braves, Class C (A)	6,214	172,563
Live Nation Entertainment, Inc. (A)	57,454	3,650,627
LiveXLive Media, Inc. (A)	5,469	29,423
Netflix, Inc. (A)	100,676	35,897,035
Nexon Company, Ltd. (A)	102,906	1,618,332
Nintendo Company, Ltd.	26,139	7,493,812
Reading International, Inc., Class A (A)	3,320	52,987
Rosetta Stone, Inc. (A)	3,604	78,747
Take-Two Interactive Software, Inc. (A)	26,100	2,463,057
The Marcus Corp.	3,434	137,532
The Walt Disney Company	406,646	45,149,909
Toho Company, Ltd.	26,108	1,050,240
Ubisoft Entertainment SA (A)	18,128	1,616,523
Viacom, Inc., Class B	81,616	2,290,961
Vivendi SA	240,583	6,972,108
World Wrestling Entertainment, Inc., Class A	25,641	2,225,126

		129,701,175
Interactive media and services – 2.7%
Alphabet, Inc., Class A (A)	69,033	81,244,247
Alphabet, Inc., Class C (A)	70,874	83,157,173
Auto Trader Group PLC (C)	216,226	1,470,637
Care.com, Inc. (A)	3,543	70,010
Cargurus, Inc. (A)	8,703	348,642
Cars.com, Inc. (A)	37,715	859,902

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Facebook, Inc., Class A (A)	550,082	$91,693,169
Kakaku.com, Inc.	31,500	606,853
Liberty TripAdvisor Holdings, Inc., Class A (A)	12,722	180,525
LINE Corp. (A)	16,600	584,566
QuinStreet, Inc. (A)	7,854	105,165
REA Group, Ltd.	12,134	644,388
The Meet Group, Inc. (A)	12,701	63,886
TripAdvisor, Inc. (A)	24,184	1,244,267
TrueCar, Inc. (A)	16,871	112,023
Twitter, Inc. (A)	167,994	5,523,643
Yahoo Japan Corp.	652,454	1,600,242
Yelp, Inc. (A)	45,455	1,568,198

		271,077,536
Media – 1.1%
AMC Networks, Inc., Class A (A)	18,592	1,055,282
Axel Springer SE	11,182	578,033
Boston Omaha Corp., Class A (A)	936	23,344
Cable One, Inc.	2,059	2,020,661
CBS Corp., Class B	80,034	3,804,016
Central European Media Enterprises, Ltd., Class A (A)	17,106	68,082
Charter Communications, Inc., Class A (A)	40,020	13,883,338
Clear Channel Outdoor Holdings, Inc., Class A (A)	6,988	37,386
Comcast Corp., Class A	1,041,531	41,640,409
CyberAgent, Inc.	23,300	953,446
Daily Journal Corp. (A)	210	44,961
Dentsu, Inc.	49,865	2,110,402
Discovery, Inc., Series A (A)(B)	36,937	998,038
Discovery, Inc., Series C (A)	82,469	2,096,362
DISH Network Corp., Class A (A)	52,487	1,663,313
Emerald Expositions Events, Inc.	4,586	58,242
Entercom Communications Corp., Class A	22,689	119,117
Entravision Communications Corp., Class A	12,315	39,901
Eutelsat Communications SA	40,207	704,104
Fluent, Inc. (A)(B)	6,036	33,922
Fox Corp., Class A (A)	81,325	2,985,441
Fox Corp., Class B (A)	37,479	1,344,747
Gannett Company, Inc.	19,590	206,479
Gray Television, Inc. (A)	13,956	298,100
Hakuhodo DY Holdings, Inc.	53,673	864,253
Hemisphere Media Group, Inc. (A)	3,650	51,465
Informa PLC	288,300	2,795,653
ITV PLC	834,364	1,382,493
JCDecaux SA	17,129	521,305
John Wiley & Sons, Inc., Class A	18,828	832,574
Liberty Latin America, Ltd., Class A (A)	7,794	150,736
Liberty Latin America, Ltd., Class C (A)	19,608	381,376
Loral Space & Communications, Inc. (A)	2,226	80,247
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp. (B)	23,422	1,294,300
MSG Networks, Inc., Class A (A)	10,283	223,655
National CineMedia, Inc.	13,853	97,664
New Media Investment Group, Inc.	10,665	111,983
News Corp., Class A	86,398	1,074,791
News Corp., Class B	29,259	365,445
Nexstar Media Group, Inc., Class A	7,788	843,986
Omnicom Group, Inc.	51,602	3,766,430
Pearson PLC	179,927	1,962,949
ProSiebenSat.1 Media SE	53,662	763,981
Publicis Groupe SA	48,761	2,610,759

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
RTL Group SA	8,905	$486,765
Schibsted ASA, B Shares	22,573	809,266
Scholastic Corp.	4,964	197,369
SES SA	83,938	1,306,029
Sinclair Broadcast Group, Inc., Class A	11,758	452,448
Singapore Press Holdings, Ltd.	369,132	657,749
TechTarget, Inc. (A)	3,575	58,165
TEGNA, Inc.	127,347	1,795,593
Telenet Group Holding NV	12,176	585,542
The EW Scripps Company, Class A	7,940	166,740
The Interpublic Group of Companies, Inc.	88,300	1,855,183
The New York Times Company, Class A (B)	81,763	2,685,915
Tribune Publishing Company (A)	3,475	40,970
WideOpenWest, Inc. (A)	5,611	51,060
WPP PLC	290,716	3,071,139

		111,165,340
Wireless telecommunication services – 0.6%
1&1 Drillisch AG	12,213	435,231
Boingo Wireless, Inc. (A)	7,257	168,943
Gogo, Inc. (A)(B)	10,767	48,344
KDDI Corp.	408,443	8,796,753
Millicom International Cellular SA	15,231	925,002
NII Holdings, Inc. (A)	16,052	31,462
NTT DOCOMO, Inc.	307,452	6,814,254
Shenandoah Telecommunications Company	8,099	359,272
Softbank Corp. (B)	386,000	4,348,751
SoftBank Group Corp.	190,287	18,548,535
Spok Holdings, Inc.	3,708	50,503
Tele2 AB, B Shares	115,028	1,534,849
Telephone & Data Systems, Inc.	38,939	1,196,595
Vodafone Group PLC	6,157,893	11,221,209

		54,479,703

		750,430,365
Consumer discretionary – 10.2%
Auto components – 0.5%
Adient PLC	36,155	468,569
Aisin Seiki Company, Ltd.	37,358	1,337,381
American Axle & Manufacturing Holdings, Inc. (A)	19,307	276,283
Aptiv PLC	59,965	4,766,618
BorgWarner, Inc.	47,925	1,840,799
Bridgestone Corp.	140,406	5,410,328
Cie Generale des Etablissements Michelin SCA	39,359	4,650,031
Continental AG	25,358	3,825,481
Cooper Tire & Rubber Company	8,725	260,790
Cooper-Standard Holdings, Inc. (A)	3,133	147,126
Dana, Inc.	85,002	1,507,935
Delphi Technologies PLC	36,833	709,404
Denso Corp.	99,895	3,902,820
Dorman Products, Inc. (A)	4,644	409,090
Faurecia SA	17,485	736,037
Fox Factory Holding Corp. (A)	6,291	439,678
Gentex Corp.	107,730	2,227,856
Gentherm, Inc. (A)	5,971	220,091
Koito Manufacturing Company, Ltd.	24,066	1,368,226
LCI Industries	4,258	327,100
Minth Group, Ltd.	172,000	542,342
Modine Manufacturing Company (A)	8,691	120,544
Motorcar Parts of America, Inc. (A)(B)	3,460	65,290
NGK Spark Plug Company, Ltd.	36,099	672,360

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Nokian Renkaat OYJ	27,061	$906,940
Pirelli & C. SpA (A)(C)	92,285	595,018
Standard Motor Products, Inc.	3,662	179,804
Stanley Electric Company, Ltd.	30,367	818,318
Stoneridge, Inc. (A)	4,726	136,392
Sumitomo Electric Industries, Ltd.	173,843	2,312,647
Sumitomo Rubber Industries, Ltd.	39,456	473,890
Superior Industries International, Inc.	4,905	23,348
Tenneco, Inc., Class A	8,822	195,496
The Goodyear Tire & Rubber Company	96,473	1,750,985
The Yokohama Rubber Company, Ltd.	27,354	509,201
Tower International, Inc.	3,542	74,488
Toyoda Gosei Company, Ltd.	15,003	318,530
Toyota Industries Corp.	33,853	1,701,076
Valeo SA	55,364	1,607,367
Visteon Corp. (A)	11,731	790,083

		48,625,762
Automobiles – 1.1%
Bayerische Motoren Werke AG	76,300	5,891,431
Daimler AG	209,600	12,300,009
Ferrari NV	28,262	3,796,949
Fiat Chrysler Automobiles NV (A)	250,097	3,735,371
Ford Motor Company	901,336	7,913,730
General Motors Company	302,281	11,214,625
Harley-Davidson, Inc.	36,824	1,313,144
Honda Motor Company, Ltd.	375,773	10,206,279
Isuzu Motors, Ltd.	127,146	1,675,132
Mazda Motor Corp.	131,100	1,469,881
Mitsubishi Motors Corp. (B)	154,537	823,398
Nissan Motor Company, Ltd. (B)	534,976	4,393,299
Peugeot SA	135,523	3,306,982
Renault SA	44,280	2,927,693
Subaru Corp.	141,827	3,238,288
Suzuki Motor Corp.	79,243	3,512,675
Thor Industries, Inc.	21,729	1,355,238
Toyota Motor Corp.	526,500	31,016,523
Volkswagen AG	7,550	1,230,857
Winnebago Industries, Inc.	5,504	171,450
Yamaha Motor Company, Ltd.	64,513	1,268,995

		112,761,949
Distributors – 0.1%
Core-Mark Holding Company, Inc.	7,961	295,592
Funko, Inc., Class A (A)	1,989	43,201
Genuine Parts Company	33,657	3,770,594
Jardine Cycle & Carriage, Ltd.	22,867	549,268
LKQ Corp. (A)	72,612	2,060,729
Pool Corp.	16,373	2,701,054
Weyco Group, Inc.	1,134	35,109

		9,455,547
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	33,977	1,573,815
American Public Education, Inc. (A)	2,871	86,475
Benesse Holdings, Inc.	16,555	430,814
Career Education Corp. (A)	11,823	195,316
Carriage Services, Inc.	3,332	64,141
Chegg, Inc. (A)	18,834	717,952
Graham Holdings Company, Class B	1,806	1,233,823
H&R Block, Inc.	46,354	1,109,715
Houghton Mifflin Harcourt Company (A)	18,302	133,056
K12, Inc. (A)	6,413	218,876
Laureate Education, Inc., Class A (A)	16,370	245,059
Regis Corp. (A)	5,444	107,083
Service Corp. International	75,318	3,024,018
Sotheby’s (A)	19,509	736,465

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Strategic Education, Inc.	3,633	$477,049
Weight Watchers International, Inc. (A)	22,923	461,898

		10,815,555
Hotels, restaurants and leisure – 1.9%
Accor SA	43,458	1,760,450
Aristocrat Leisure, Ltd.	132,454	2,310,088
BBX Capital Corp.	12,160	71,987
Belmond, Ltd., Class A (A)	15,456	385,318
Biglari Holdings, Inc., Class B (A)	261	36,895
BJ’s Restaurants, Inc.	3,659	172,998
Bloomin’ Brands, Inc.	14,421	294,909
Bluegreen Vacations Corp.	1,539	22,870
Boyd Gaming Corp.	47,495	1,299,463
Brinker International, Inc.	22,080	979,910
Caesars Entertainment Corp. (A)	242,526	2,107,551
Carnival Corp.	92,347	4,683,840
Carnival PLC	38,975	1,926,445
Carrols Restaurant Group, Inc. (A)	6,389	63,698
Century Casinos, Inc. (A)	5,502	49,848
Chipotle Mexican Grill, Inc. (A)	5,613	3,986,970
Churchill Downs, Inc.	20,838	1,880,838
Chuy’s Holdings, Inc. (A)	2,956	67,308
Compass Group PLC	365,602	8,602,027
Cracker Barrel Old Country Store, Inc. (B)	13,314	2,151,676
Crown Resorts, Ltd.	86,463	707,116
Darden Restaurants, Inc.	28,494	3,461,166
Dave & Buster’s Entertainment, Inc.	6,735	335,874
Del Frisco’s Restaurant Group, Inc. (A)	6,604	42,332
Del Taco Restaurants, Inc. (A)	5,680	57,141
Denny’s Corp. (A)	10,716	196,639
Dine Brands Global, Inc.	2,910	265,654
Domino’s Pizza Enterprises, Ltd.	13,814	425,966
Domino’s Pizza, Inc.	17,053	4,401,379
Drive Shack, Inc. (A)	11,727	52,654
Dunkin’ Brands Group, Inc.	34,282	2,574,578
El Pollo Loco Holdings, Inc. (A)	3,805	49,503
Eldorado Resorts, Inc. (A)	38,477	1,796,491
Fiesta Restaurant Group, Inc. (A)	4,340	56,897
Flight Centre Travel Group, Ltd.	12,826	383,155
Galaxy Entertainment Group, Ltd.	548,153	3,735,670
Genting Singapore, Ltd.	1,393,821	1,072,158
Golden Entertainment, Inc. (A)	3,469	49,121
GVC Holdings PLC	127,334	928,341
Hilton Worldwide Holdings, Inc.	67,588	5,617,239
InterContinental Hotels Group PLC	39,663	2,387,017
International Speedway Corp., Class A	14,016	611,518
J Alexander’s Holdings, Inc. (A)	2,692	26,435
Jack in the Box, Inc.	15,192	1,231,464
Lindblad Expeditions Holdings, Inc. (A)	4,007	61,107
Marriott International, Inc., Class A	65,044	8,136,354
Marriott Vacations Worldwide Corp.	23,095	2,159,383
McDonald’s Corp.	176,476	33,512,792
McDonald’s Holdings Company Japan, Ltd.	15,361	710,653
Melco Resorts & Entertainment, Ltd., ADR	57,000	1,287,630
Merlin Entertainments PLC (C)	165,091	739,026
MGM China Holdings, Ltd.	218,972	459,194
MGM Resorts International	116,737	2,995,471
Monarch Casino & Resort, Inc. (A)	2,020	88,718
Nathan’s Famous, Inc.	560	38,304
Norwegian Cruise Line Holdings, Ltd. (A)	50,201	2,759,047
Oriental Land Company, Ltd. (B)	46,100	5,243,229

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Paddy Power Betfair PLC	18,465	$1,425,158
Papa John’s International, Inc. (B)	13,228	700,423
Penn National Gaming, Inc. (A)	63,405	1,274,441
Planet Fitness, Inc., Class A (A)	15,329	1,053,409
PlayAGS, Inc. (A)	3,837	91,819
Potbelly Corp. (A)	4,488	38,193
RCI Hospitality Holdings, Inc.	1,746	40,106
Red Lion Hotels Corp. (A)	3,470	28,038
Red Robin Gourmet Burgers, Inc. (A)	2,369	68,251
Red Rock Resorts, Inc., Class A	12,170	314,595
Royal Caribbean Cruises, Ltd.	39,560	4,534,367
Ruth’s Hospitality Group, Inc.	5,027	128,641
Sands China, Ltd.	558,682	2,811,817
Scientific Games Corp. (A)	32,707	667,877
SeaWorld Entertainment, Inc. (A)	9,443	243,252
Shake Shack, Inc., Class A (A)	4,284	253,399
Shangri-La Asia, Ltd.	289,964	412,232
Six Flags Entertainment Corp.	29,691	1,465,251
SJM Holdings, Ltd.	456,826	522,226
Sodexo SA	20,395	2,245,885
Speedway Motorsports, Inc.	2,375	34,366
Starbucks Corp.	286,770	21,318,482
Tabcorp Holdings, Ltd.	441,542	1,448,947
Texas Roadhouse, Inc.	39,431	2,452,214
The Cheesecake Factory, Inc.	24,661	1,206,416
The Habit Restaurants, Inc., Class A (A)	4,009	43,377
The Wendy’s Company	75,574	1,352,019
TUI AG	101,622	974,689
Whitbread PLC	42,328	2,801,104
Wingstop, Inc.	5,035	382,811
Wyndham Destinations, Inc.	39,234	1,588,585
Wyndham Hotels & Resorts, Inc.	40,666	2,032,893
Wynn Macau, Ltd.	359,070	847,997
Wynn Resorts, Ltd.	22,361	2,668,115
Yum! Brands, Inc.	70,663	7,052,874

		186,035,774
Household durables – 0.7%
Barratt Developments PLC	233,768	1,826,036
Bassett Furniture Industries, Inc.	2,160	35,446
Beazer Homes USA, Inc. (A)	5,411	62,281
Casio Computer Company, Ltd. (B)	44,748	585,574
Cavco Industries, Inc. (A)	1,514	177,940
Century Communities, Inc. (A)	4,590	110,022
D.R. Horton, Inc.	78,401	3,244,233
Electrolux AB, Series B	55,453	1,427,968
Ethan Allen Interiors, Inc.	4,317	82,584
Flexsteel Industries, Inc.	1,548	35,898
Garmin, Ltd.	27,922	2,411,065
GoPro, Inc., Class A (A)	20,102	130,663
Green Brick Partners, Inc. (A)	4,625	40,469
Hamilton Beach Brands Holding Company, Class A	1,301	27,919
Hamilton Beach Brands Holding Company, Class B	853	18,305
Helen of Troy, Ltd. (A)	15,102	1,751,228
Hooker Furniture Corp.	2,270	65,444
Husqvarna AB, B Shares	96,295	787,542
Iida Group Holdings Company, Ltd.	34,000	616,939
Installed Building Products, Inc. (A)	3,876	187,986
iRobot Corp. (A)	4,681	550,907
KB Home	50,006	1,208,645
La-Z-Boy, Inc.	8,124	268,011
Leggett & Platt, Inc.	30,772	1,299,194
Lennar Corp., A Shares	65,979	3,238,909
LGI Homes, Inc. (A)	3,199	192,708

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
M/I Homes, Inc. (A)	4,774	$127,084
MDC Holdings, Inc.	8,458	245,789
Meritage Homes Corp. (A)	6,617	295,846
Mohawk Industries, Inc. (A)	14,184	1,789,312
Newell Brands, Inc.	89,794	1,377,440
Nikon Corp.	73,946	1,045,495
NVR, Inc. (A)	1,414	3,912,538
Panasonic Corp.	508,809	4,386,998
Persimmon PLC	72,825	2,059,899
PulteGroup, Inc.	58,839	1,645,138
Rinnai Corp.	7,778	550,724
Roku, Inc. (A)	7,546	486,792
SEB SA	5,206	876,497
Sekisui Chemical Company, Ltd.	85,144	1,371,987
Sekisui House, Ltd.	143,326	2,375,121
Sharp Corp. (A)	49,100	542,481
Skyline Champion Corp.	5,913	112,347
Sonos, Inc. (A)	3,007	30,942
Sony Corp.	292,700	12,358,138
Taylor Morrison Home Corp., Class A (A)	20,154	357,734
Taylor Wimpey PLC	755,297	1,727,513
Techtronic Industries Company, Ltd.	316,242	2,129,778
Tempur Sealy International, Inc. (A)	19,055	1,098,902
The Berkeley Group Holdings PLC	28,302	1,360,616
The Lovesac Company (A)	1,124	31,258
Toll Brothers, Inc.	55,743	2,017,897
TopBuild Corp. (A)	6,164	399,550
TRI Pointe Group, Inc. (A)	83,395	1,054,113
Tupperware Brands Corp.	28,789	736,423
Universal Electronics, Inc. (A)	2,497	92,764
Whirlpool Corp.	14,678	1,950,559
William Lyon Homes, Class A (A)	5,760	88,531
ZAGG, Inc. (A)	4,986	45,223

		69,065,345
Internet and direct marketing retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	4,603	83,913
Amazon.com, Inc. (A)	95,144	169,427,678
Booking Holdings, Inc. (A)	10,379	18,110,421
Delivery Hero SE (A)(C)	21,440	774,851
Duluth Holdings, Inc., Class B (A)	1,497	35,688
eBay, Inc.	198,305	7,365,048
Etsy, Inc. (A)	20,774	1,396,428
Expedia Group, Inc.	26,964	3,208,716
Groupon, Inc. (A)	77,635	275,604
Lands’ End, Inc. (A)	1,931	32,074
Leaf Group, Ltd. (A)	3,663	29,377
Liberty Expedia Holdings, Inc., Series A (A)	9,514	407,199
Liquidity Services, Inc. (A)	5,185	39,976
Overstock.com, Inc. (A)(B)	4,268	70,934
PetMed Express, Inc. (B)	3,565	81,211
Quotient Technology, Inc. (A)	14,022	138,397
Rakuten, Inc.	198,405	1,882,832
Shutterfly, Inc. (A)	5,885	239,166
Shutterstock, Inc.	3,327	155,138
Stamps.com, Inc. (A)	3,086	251,231
Zalando SE (A)(C)	25,978	1,014,939
ZOZO, Inc. (B)	46,700	882,904

		205,903,725
Leisure products – 0.1%
Acushnet Holdings Corp.	6,011	139,095
American Outdoor Brands Corp. (A)	9,418	87,964
Bandai Namco Holdings, Inc.	46,093	2,164,109
Brunswick Corp.	36,104	1,817,114

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Callaway Golf Company	16,308	$259,786
Clarus Corp.	4,111	52,662
Hasbro, Inc.	26,690	2,269,184
Johnson Outdoors, Inc., Class A	874	62,369
Malibu Boats, Inc., Class A (A)	3,666	145,100
MasterCraft Boat Holdings, Inc. (A)	3,352	75,655
Mattel, Inc. (A)	81,364	1,057,732
Nautilus, Inc. (A)	5,588	31,069
Polaris Industries, Inc.	23,809	2,010,194
Sankyo Company, Ltd.	10,451	398,997
Sega Sammy Holdings, Inc.	39,936	471,876
Shimano, Inc.	17,081	2,781,076
Sturm Ruger & Company, Inc.	2,815	149,251
Vista Outdoor, Inc. (A)	10,305	82,543
Yamaha Corp.	30,873	1,545,918
YETI Holdings, Inc. (A)(B)	3,040	91,960

		15,693,654
Multiline retail – 0.5%
Big Lots, Inc.	6,979	265,342
Dillard’s, Inc., Class A (B)	9,633	693,769
Dollar General Corp.	60,627	7,232,801
Dollar Tree, Inc. (A)	54,884	5,765,015
Harvey Norman Holdings, Ltd. (B)	136,165	388,814
Isetan Mitsukoshi Holdings, Ltd.	77,528	784,330
J Front Retailing Company, Ltd.	53,000	631,531
J.C. Penney Company, Inc. (A)(B)	56,572	84,292
Kohl’s Corp.	38,123	2,621,719
Macy’s, Inc.	70,322	1,689,838
Marks & Spencer Group PLC	374,537	1,359,297
Marui Group Company, Ltd. (B)	43,841	886,428
Next PLC	32,194	2,339,405
Nordstrom, Inc.	25,883	1,148,688
Ollie’s Bargain Outlet Holdings, Inc. (A)	30,097	2,568,177
Pan Pacific International Holdings Corp.	27,300	1,808,739
Ryohin Keikaku Company, Ltd.	5,456	1,384,922
Takashimaya Company, Ltd.	32,741	436,297
Target Corp.	120,377	9,661,458
Wesfarmers, Ltd.	261,406	6,437,103

		48,187,965
Specialty retail – 1.8%
Aaron’s, Inc.	39,894	2,098,424
ABC-Mart, Inc.	7,664	456,284
Abercrombie & Fitch Company, Class A	11,525	315,900
Advance Auto Parts, Inc.	16,535	2,819,714
American Eagle Outfitters, Inc.	97,599	2,163,770
America’s Car-Mart, Inc. (A)	1,008	92,071
Asbury Automotive Group, Inc. (A)	3,333	231,177
Ascena Retail Group, Inc. (A)	34,905	37,697
At Home Group, Inc. (A)	7,891	140,933
AutoNation, Inc. (A)	23,955	855,673
AutoZone, Inc. (A)	5,757	5,895,859
Barnes & Noble Education, Inc. (A)	7,352	30,878
Barnes & Noble, Inc.	10,256	55,690
Bed Bath & Beyond, Inc. (B)	80,000	1,359,200
Best Buy Company, Inc.	54,004	3,837,524
Boot Barn Holdings, Inc. (A)	4,937	145,345
Caleres, Inc.	7,394	182,558
Camping World Holdings, Inc., Class A (B)	6,024	83,794
CarMax, Inc. (A)	39,243	2,739,161
Carvana Company (A)(B)	5,632	326,994
Chico’s FAS, Inc.	22,398	95,639
Citi Trends, Inc.	2,302	44,452
Conn’s, Inc. (A)	3,484	79,644
Designer Brands, Inc.	11,907	264,574

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Dick’s Sporting Goods, Inc.	30,702	$1,130,141
Dufry AG (A)	7,453	783,675
Express, Inc. (A)	12,452	53,295
Fast Retailing Company, Ltd.	13,446	6,332,541
Five Below, Inc. (A)	32,635	4,054,899
Foot Locker, Inc.	26,083	1,580,630
GameStop Corp., Class A (B)	17,542	178,227
Genesco, Inc. (A)	3,450	157,148
GNC Holdings, Inc., Class A (A)	15,292	41,747
Group 1 Automotive, Inc.	3,217	208,140
Guess?, Inc.	9,957	195,157
Haverty Furniture Companies, Inc.	3,327	72,795
Hennes & Mauritz AB, B Shares (B)	201,991	3,369,868
Hibbett Sports, Inc. (A)	3,331	75,980
Hikari Tsushin, Inc.	4,800	911,074
Hudson, Ltd., Class A (A)	7,018	96,498
Industria de Diseno Textil SA	251,464	7,393,403
Kingfisher PLC	491,061	1,505,944
Kirkland’s, Inc. (A)	3,090	21,723
L Brands, Inc.	51,978	1,433,553
Lithia Motors, Inc., Class A	3,841	356,253
Lowe’s Companies, Inc.	184,713	20,220,532
Lumber Liquidators Holdings, Inc. (A)(B)	5,269	53,217
MarineMax, Inc. (A)	3,965	75,969
Monro, Inc.	5,519	477,504
Murphy USA, Inc. (A)	17,671	1,512,991
National Vision Holdings, Inc. (A)	10,952	344,221
Nitori Holdings Company, Ltd.	18,511	2,393,386
Office Depot, Inc.	94,923	344,570
O’Reilly Automotive, Inc. (A)	18,074	7,018,134
Party City Holdco, Inc. (A)	10,072	79,972
Rent-A-Center, Inc. (A)	7,657	159,802
RH (A)(B)	3,304	340,147
Ross Stores, Inc.	85,523	7,962,191
Sally Beauty Holdings, Inc. (A)	70,880	1,304,901
Shimamura Company, Ltd. (B)	5,070	429,691
Shoe Carnival, Inc. (B)	1,773	60,335
Signet Jewelers, Ltd.	30,669	832,970
Sleep Number Corp. (A)	5,669	266,443
Sonic Automotive, Inc., Class A	4,334	64,187
Sportsman’s Warehouse Holdings, Inc. (A)	6,986	33,533
Tailored Brands, Inc. (B)	8,981	70,411
The Buckle, Inc.	5,134	96,108
The Cato Corp., Class A	3,990	59,770
The Children’s Place, Inc.	2,746	267,131
The Gap, Inc.	49,219	1,288,553
The Home Depot, Inc.	260,465	49,980,629
The Michaels Companies, Inc. (A)	37,413	427,256
The TJX Companies, Inc.	285,495	15,191,189
Tiffany & Company	25,033	2,642,233
Tile Shop Holdings, Inc.	7,450	42,167
Tilly’s, Inc., Class A	3,767	41,927
Tractor Supply Company	27,978	2,735,129
Ulta Beauty, Inc. (A)	12,995	4,531,746
Urban Outfitters, Inc. (A)	31,363	929,599
USS Company, Ltd.	50,548	940,067
Williams-Sonoma, Inc.	33,363	1,877,336
Winmark Corp.	406	76,568
Yamada Denki Company, Ltd. (B)	145,008	715,161
Zumiez, Inc. (A)	3,327	82,809

		180,276,131
Textiles, apparel and luxury goods – 1.3%
adidas AG	41,579	10,112,901

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Asics Corp.	36,872	$496,168
Burberry Group PLC	94,840	2,417,156
Capri Holdings, Ltd. (A)	35,303	1,615,112
Carter’s, Inc.	18,908	1,905,737
Cie Financiere Richemont SA	120,336	8,778,905
Crocs, Inc. (A)	11,458	295,044
Culp, Inc.	2,196	42,229
Deckers Outdoor Corp. (A)	17,175	2,524,553
EssilorLuxottica SA	66,372	7,250,468
Fossil Group, Inc. (A)	7,933	108,841
G-III Apparel Group, Ltd. (A)	7,556	301,938
Hanesbrands, Inc.	82,173	1,469,253
Hermes International	7,304	4,822,627
HUGO BOSS AG	14,617	999,431
Kering SA	17,463	10,016,815
LVMH Moet Hennessy Louis Vuitton SE	64,023	23,581,819
Moncler SpA	41,238	1,664,351
Movado Group, Inc.	2,801	101,900
NIKE, Inc., Class B	290,338	24,449,363
Oxford Industries, Inc.	2,896	217,953
Pandora A/S	25,354	1,188,003
Puma SE	1,913	1,108,768
PVH Corp.	17,512	2,135,588
Ralph Lauren Corp.	12,203	1,582,485
Rocky Brands, Inc.	1,262	30,238
Skechers U.S.A., Inc., Class A (A)	55,432	1,863,070
Steven Madden, Ltd.	15,070	509,969
Superior Group of Companies, Inc.	1,817	30,199
Tapestry, Inc.	66,993	2,176,603
The Swatch Group AG	13,136	727,355
The Swatch Group AG, Bearer Shares	7,065	2,023,427
Under Armour, Inc., Class A (A)	41,542	878,198
Under Armour, Inc., Class C (A)	45,098	850,999
Unifi, Inc. (A)	2,845	55,051
Vera Bradley, Inc. (A)	4,144	54,908
VF Corp.	74,882	6,507,995
Wolverine World Wide, Inc.	15,972	570,680
Yue Yuen Industrial Holdings, Ltd.	167,987	578,338

		126,044,438

		1,012,865,845
Consumer staples – 8.0%
Beverages – 1.8%
Anheuser-Busch InBev SA	175,613	14,741,684
Asahi Group Holdings, Ltd.	83,581	3,730,926
Brown-Forman Corp., Class B	38,355	2,024,377
Carlsberg A/S, Class B	24,647	3,082,062
Coca-Cola Amatil, Ltd.	116,928	718,644
Coca-Cola Bottlers Japan Holdings, Inc.	30,900	785,989
Coca-Cola Consolidated, Inc.	823	236,884
Coca-Cola European Partners PLC (New York Stock Exchange)	49,858	2,579,653
Coca-Cola HBC AG (A)	47,131	1,607,128
Constellation Brands, Inc., Class A	38,412	6,734,776
Craft Brew Alliance, Inc. (A)	2,515	35,160
Davide Campari-Milano SpA	133,857	1,315,095
Diageo PLC	559,439	22,893,385
Heineken Holding NV	26,619	2,670,908
Heineken NV	59,785	6,318,919
Kirin Holdings Company, Ltd.	189,592	4,535,733
MGP Ingredients, Inc. (B)	2,288	176,519
Molson Coors Brewing Company, Class B	43,295	2,582,547
Monster Beverage Corp. (A)	90,187	4,922,406
National Beverage Corp. (B)	2,077	119,905
PepsiCo, Inc.	323,912	39,695,416

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Pernod Ricard SA	48,941	$8,787,877
Primo Water Corp. (A)	6,013	92,961
Remy Cointreau SA	5,286	705,072
Suntory Beverage & Food, Ltd.	32,059	1,507,783
The Boston Beer Company, Inc., Class A (A)	5,040	1,485,439
The Coca-Cola Company	887,288	41,578,316
Treasury Wine Estates, Ltd.	165,635	1,758,248

		177,423,812
Food and staples retailing – 1.3%
Aeon Company, Ltd.	140,678	2,946,548
BJ’s Wholesale Club Holdings, Inc. (A)	22,242	609,431
Carrefour SA	136,401	2,548,949
Casey’s General Stores, Inc.	15,183	1,955,115
Casino Guichard Perrachon SA (B)	12,636	547,831
Coles Group, Ltd. (A)	261,347	2,199,718
Colruyt SA	13,848	1,023,250
Costco Wholesale Corp.	101,592	24,599,487
Dairy Farm International Holdings, Ltd.	78,200	656,477
FamilyMart UNY Holdings Company, Ltd.	58,364	1,487,749
ICA Gruppen AB (B)	18,563	745,260
Ingles Markets, Inc., Class A	2,739	75,651
J Sainsbury PLC	405,782	1,245,206
Jeronimo Martins SGPS SA	58,024	856,745
Koninklijke Ahold Delhaize NV	272,875	7,264,962
Lawson, Inc.	11,589	642,901
METRO AG	41,521	689,606
Performance Food Group Company (A)	17,688	701,152
PriceSmart, Inc.	3,874	228,101
Rite Aid Corp. (A)(B)	190,707	121,099
Seven & i Holdings Company, Ltd.	173,629	6,551,056
SpartanNash Company	6,351	100,790
Sprouts Farmers Market, Inc. (A)	51,587	1,111,184
Sundrug Company, Ltd.	16,492	455,153
Sysco Corp.	108,946	7,273,235
Tesco PLC	2,257,156	6,831,270
The Andersons, Inc.	4,762	153,479
The Chefs’ Warehouse, Inc. (A)	3,818	118,549
The Kroger Company	183,998	4,526,351
Tsuruha Holdings, Inc.	8,498	692,110
United Natural Foods, Inc. (A)	9,140	120,831
Village Super Market, Inc., Class A	1,677	45,832
Walgreens Boots Alliance, Inc.	184,933	11,700,711
Walmart, Inc.	328,310	32,020,074
Weis Markets, Inc.	1,839	75,050
Welcia Holdings Company, Ltd.	10,900	370,319
Wm Morrison Supermarkets PLC	518,424	1,537,940
Woolworths Group, Ltd.	303,750	6,559,747

		131,388,919
Food products – 1.9%
a2 Milk Company, Ltd. (A)	169,032	1,653,918
Ajinomoto Company, Inc.	101,296	1,621,443
Archer-Daniels-Midland Company	129,188	5,571,878
Associated British Foods PLC	82,124	2,611,377
B&G Foods, Inc. (B)	11,454	279,707
Barry Callebaut AG	507	916,419
Calavo Growers, Inc.	2,783	233,355
Calbee, Inc. (B)	18,500	499,649
Cal-Maine Foods, Inc.	5,428	242,252
Campbell Soup Company (B)	43,957	1,676,080
Chocoladefabriken Lindt & Spruengli AG	24	1,877,009
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	247	1,679,450

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Conagra Brands, Inc.	112,034	$3,107,823
Danone SA	142,097	10,941,602
Darling Ingredients, Inc. (A)	28,456	616,072
Dean Foods Company	16,991	51,483
Farmer Brothers Company (A)	1,957	39,160
Flowers Foods, Inc.	76,373	1,628,272
Fresh Del Monte Produce, Inc.	5,427	146,692
Freshpet, Inc. (A)	4,544	192,166
General Mills, Inc.	137,646	7,123,181
Golden Agri-Resources, Ltd.	1,482,561	306,515
Hormel Foods Corp. (B)	62,890	2,814,956
Hostess Brands, Inc. (A)	17,096	213,700
Ingredion, Inc.	27,697	2,622,629
J&J Snack Foods Corp.	2,612	414,890
John B. Sanfilippo & Son, Inc.	1,499	107,733
Kellogg Company	57,927	3,323,851
Kerry Group PLC (London Stock Exchange), Class A	1,204	133,524
Kerry Group PLC, Class A	34,029	3,799,736
Kikkoman Corp. (B)	33,546	1,649,494
Lamb Weston Holdings, Inc.	33,794	2,532,522
Lancaster Colony Corp.	11,390	1,784,699
Landec Corp. (A)	4,591	56,377
Limoneira Company	2,737	64,402
McCormick & Company, Inc.	28,280	4,259,816
MEIJI Holdings Company, Ltd.	28,200	2,292,415
Mondelez International, Inc., Class A	333,025	16,624,608
Mowi ASA	101,104	2,258,760
Nestle SA	706,022	67,319,488
NH Foods, Ltd. (B)	21,041	758,148
Nisshin Seifun Group, Inc.	45,600	1,048,263
Nissin Foods Holdings Company, Ltd.	14,575	1,002,848
Orkla ASA	188,081	1,444,421
Post Holdings, Inc. (A)	27,624	3,022,066
Sanderson Farms, Inc.	11,535	1,520,774
Seneca Foods Corp., Class A (A)	1,510	37,146
The Hain Celestial Group, Inc. (A)	37,252	861,266
The Hershey Company	32,076	3,683,287
The J.M. Smucker Company	26,260	3,059,290
The Kraft Heinz Company	143,453	4,683,740
The Simply Good Foods Company (A)	10,762	221,590
Tootsie Roll Industries, Inc.	10,808	402,507
Toyo Suisan Kaisha, Ltd.	20,450	779,547
TreeHouse Foods, Inc. (A)	23,308	1,504,531
Tyson Foods, Inc., Class A	68,112	4,729,016
WH Group, Ltd. (C)	2,029,500	2,170,807
Wilmar International, Ltd.	443,703	1,084,912
Yakult Honsha Company, Ltd.	27,603	1,935,345
Yamazaki Baking Company, Ltd.	27,890	453,389

		189,691,996
Household products – 1.2%
Central Garden & Pet Company (A)	1,805	46,136
Central Garden & Pet Company, Class A (A)	7,188	167,121
Church & Dwight Company, Inc.	56,730	4,040,878
Colgate-Palmolive Company	198,734	13,621,228
Energizer Holdings, Inc.	26,463	1,188,983
Essity AB, B Shares	139,770	4,033,525
Henkel AG & Company KGaA	23,984	2,282,146
Kimberly-Clark Corp.	79,434	9,841,873
Lion Corp.	51,700	1,089,535
Oil-Dri Corp. of America	999	31,109
Pigeon Corp.	26,600	1,091,365
Reckitt Benckiser Group PLC	154,891	12,890,429
The Clorox Company	29,570	4,744,802

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Procter & Gamble Company	576,843	$60,020,514
Unicharm Corp.	93,000	3,083,153
WD-40 Company	2,360	399,878

		118,572,675
Personal products – 0.8%
Beiersdorf AG	23,246	2,420,041
Coty, Inc., Class A	101,584	1,168,216
Edgewell Personal Care Company (A)	31,829	1,396,975
elf Beauty, Inc. (A)	4,416	46,810
Inter Parfums, Inc.	2,999	227,534
Kao Corp.	112,675	8,893,060
Kobayashi Pharmaceutical Company, Ltd.	11,300	956,070
Kose Corp.	7,000	1,290,178
L’Oreal SA	58,115	15,649,867
Medifast, Inc.	2,017	257,268
Nu Skin Enterprises, Inc., Class A	22,999	1,100,732
Pola Orbis Holdings, Inc.	21,072	674,015
Revlon, Inc., Class A (A)	1,642	31,822
Shiseido Company, Ltd.	87,560	6,339,766
The Estee Lauder Companies, Inc., Class A	50,339	8,333,621
Unilever NV	355,755	20,741,017
Unilever PLC	255,871	14,728,598
USANA Health Sciences, Inc. (A)	2,201	184,598

		84,440,188
Tobacco – 1.0%
22nd Century Group, Inc. (A)(B)	21,571	36,886
Altria Group, Inc.	432,256	24,824,462
British American Tobacco PLC	528,692	22,055,869
Imperial Brands PLC	219,826	7,519,624
Japan Tobacco, Inc.	253,466	6,277,798
Philip Morris International, Inc.	358,472	31,685,340
Pyxus International, Inc. (A)	1,479	35,333
Swedish Match AB	40,543	2,068,618
Turning Point Brands, Inc.	1,410	64,987
Universal Corp.	4,262	245,619
Vector Group, Ltd.	18,267	197,101

		95,011,637

		796,529,227
Energy – 5.2%
Energy equipment and services – 0.4%
Apergy Corp. (A)	32,194	1,321,886
Archrock, Inc.	22,270	217,801
Baker Hughes, a GE Company	118,494	3,284,654
C&J Energy Services, Inc. (A)	11,311	175,547
Cactus, Inc., Class A (A)	6,597	234,853
Core Laboratories NV	18,404	1,268,588
Covia Holdings Corp. (A)	5,899	32,975
Diamond Offshore Drilling, Inc. (A)(B)	11,522	120,866
Dril-Quip, Inc. (A)	6,225	285,416
Ensco PLC, Class A (B)	181,951	715,067
Era Group, Inc. (A)	4,047	46,702
Exterran Corp. (A)	5,825	98,151
Forum Energy Technologies, Inc. (A)	14,750	75,373
Frank’s International NV (A)	13,364	82,990
FTS International, Inc. (A)	5,958	59,580
Halliburton Company	201,282	5,897,563
Helix Energy Solutions Group, Inc. (A)	24,764	195,883
Helmerich & Payne, Inc.	24,776	1,376,555
Independence Contract Drilling, Inc. (A)	9,937	27,525
ION Geophysical Corp. (A)	2,024	29,227
John Wood Group PLC	157,053	1,038,125
Keane Group, Inc. (A)	9,217	100,373

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
KLX Energy Services Holdings, Inc. (A)	3,576	$89,901
Liberty Oilfield Services, Inc., Class A	7,893	121,473
Mammoth Energy Services, Inc.	2,317	38,578
Matrix Service Company (A)	4,637	90,792
McDermott International, Inc. (A)	106,854	794,994
National Oilwell Varco, Inc.	88,462	2,356,628
Natural Gas Services Group, Inc. (A)	2,504	43,344
Newpark Resources, Inc. (A)	15,681	143,638
Nine Energy Service, Inc. (A)	2,645	59,909
Noble Corp. PLC (A)	43,730	125,505
Oceaneering International, Inc. (A)	58,383	920,700
Oil States International, Inc. (A)	10,572	179,301
Patterson-UTI Energy, Inc.	88,584	1,241,948
Pioneer Energy Services Corp. (A)	14,869	26,318
ProPetro Holding Corp. (A)	12,275	276,679
RigNet, Inc. (A)	2,589	25,295
Rowan Companies PLC, Class A (A)	75,219	811,613
Schlumberger, Ltd.	319,668	13,927,935
SEACOR Holdings, Inc. (A)	2,975	125,783
SEACOR Marine Holdings, Inc. (A)	3,243	43,164
Select Energy Services, Inc., Class A (A)	8,237	99,009
Solaris Oilfield Infrastructure, Inc., Class A	4,704	77,334
Superior Energy Services, Inc. (A)	27,476	128,313
TechnipFMC PLC	98,266	2,311,216
Tenaris SA	108,787	1,532,487
TETRA Technologies, Inc. (A)	22,866	53,506
Tidewater, Inc. (A)	5,317	123,301
Transocean, Ltd. (A)	210,603	1,834,352
U.S. Silica Holdings, Inc.	13,863	240,662
Unit Corp. (A)	9,309	132,560
WorleyParsons, Ltd.	74,296	745,682

		45,407,620
Oil, gas and consumable fuels – 4.8%
Abraxas Petroleum Corp. (A)	31,900	39,875
Aker BP ASA	24,881	887,312
Anadarko Petroleum Corp.	115,218	5,240,115
Apache Corp.	86,591	3,001,244
Arch Coal, Inc., Class A	2,977	271,711
Ardmore Shipping Corp. (A)	6,682	41,161
Berry Petroleum Corp.	9,916	114,431
Bonanza Creek Energy, Inc. (A)	3,410	77,373
BP PLC	4,622,921	33,569,217
Cabot Oil & Gas Corp.	97,660	2,548,926
California Resources Corp. (A)	7,893	202,929
Callon Petroleum Company (A)	134,691	1,016,917
Caltex Australia, Ltd.	60,175	1,119,508
Carrizo Oil & Gas, Inc. (A)	15,460	192,786
Chesapeake Energy Corp. (A)(B)	434,461	1,346,829
Chevron Corp.	438,135	53,969,469
Cimarex Energy Company	23,411	1,636,429
Clean Energy Fuels Corp. (A)	25,185	77,822
CNX Resources Corp. (A)	82,258	885,919
Concho Resources, Inc.	46,267	5,133,786
ConocoPhillips	261,579	17,457,782
CONSOL Energy, Inc. (A)	4,763	162,990
CVR Energy, Inc.	3,165	130,398
Delek US Holdings, Inc.	14,186	516,654
Denbury Resources, Inc. (A)	81,085	166,224
Devon Energy Corp.	101,099	3,190,684
DHT Holdings, Inc.	16,084	71,735
Diamondback Energy, Inc.	35,639	3,618,428
Dorian LPG, Ltd. (A)	5,388	34,591
Earthstone Energy, Inc., Class A (A)	4,126	29,212
Enagas SA	52,350	1,524,036

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Energy Fuels, Inc. (A)	15,489	$51,578
Eni SpA	586,219	10,357,622
EOG Resources, Inc.	133,759	12,731,182
EQT Corp.	105,902	2,196,407
Equinor ASA	269,356	5,904,300
Equitrans Midstream Corp.	84,669	1,844,091
Evolution Petroleum Corp.	5,436	36,693
Exxon Mobil Corp.	977,006	78,942,085
Frontline, Ltd. (A)(B)	13,563	87,617
Galp Energia SGPS SA	115,562	1,851,729
GasLog, Ltd.	7,015	122,482
Golar LNG, Ltd.	16,447	346,867
Green Plains, Inc.	6,978	116,393
Gulfport Energy Corp. (A)	30,695	246,174
Halcon Resources Corp. (A)	27,373	36,954
Hess Corp.	58,583	3,528,454
HighPoint Resources Corp. (A)	20,398	45,080
HollyFrontier Corp.	36,238	1,785,446
Idemitsu Kosan Company, Ltd.	31,100	1,040,236
Inpex Corp.	235,941	2,244,488
International Seaways, Inc. (A)	3,841	65,835
Jagged Peak Energy, Inc. (A)	11,737	122,886
JXTG Holdings, Inc.	741,011	3,382,670
Kinder Morgan, Inc.	448,938	8,983,249
Koninklijke Vopak NV	16,252	778,423
Laredo Petroleum, Inc. (A)	27,802	85,908
Lundin Petroleum AB	43,137	1,460,705
Marathon Oil Corp.	188,787	3,154,631
Marathon Petroleum Corp.	155,343	9,297,279
Matador Resources Company (A)	61,536	1,189,491
Midstates Petroleum Company, Inc. (A)	2,942	28,743
Murphy Oil Corp.	67,484	1,977,281
NACCO Industries, Inc., Class A	691	26,410
Neste OYJ	29,547	3,149,731
Noble Energy, Inc.	111,585	2,759,497
Nordic American Tankers, Ltd. (B)	25,594	51,700
Northern Oil and Gas, Inc. (A)	34,775	95,284
Oasis Petroleum, Inc. (A)	159,577	963,845
Occidental Petroleum Corp.	172,838	11,441,876
Oil Search, Ltd.	316,169	1,759,082
OMV AG	33,947	1,843,369
ONEOK, Inc.	94,929	6,629,841
Origin Energy, Ltd.	405,561	2,076,066
Overseas Shipholding Group, Inc., Class A (A)	10,844	24,833
Panhandle Oil and Gas, Inc., Class A	3,136	49,235
Par Pacific Holdings, Inc. (A)	5,748	102,372
PBF Energy, Inc., Class A	49,678	1,546,973
PDC Energy, Inc. (A)	11,583	471,196
Peabody Energy Corp.	13,555	384,013
Penn Virginia Corp. (A)	2,201	97,064
Phillips 66	96,736	9,206,365
Pioneer Natural Resources Company	38,833	5,913,489
QEP Resources, Inc. (A)	98,554	767,736
Range Resources Corp. (B)	86,200	968,888
Renewable Energy Group, Inc. (A)	6,372	139,929
Repsol SA	321,640	5,502,704
REX American Resources Corp. (A)	984	79,320
Ring Energy, Inc. (A)	10,634	62,422
Royal Dutch Shell PLC, A Shares	1,038,607	32,639,174
Royal Dutch Shell PLC, B Shares	863,388	27,287,877
SandRidge Energy, Inc. (A)	5,943	47,663
Santos, Ltd.	408,105	1,975,948
Scorpio Tankers, Inc.	8,024	159,154
SemGroup Corp., Class A	13,919	205,166

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ship Finance International, Ltd. (B)	13,713	$169,218
Showa Shell Sekiyu KK	42,894	582,283
SilverBow Resources, Inc. (A)	1,451	33,373
SM Energy Company	42,944	751,091
Snam SpA	519,871	2,674,285
Southwestern Energy Company (A)	327,425	1,535,623
SRC Energy, Inc. (A)	42,471	217,452
Talos Energy, Inc. (A)	3,693	98,086
Teekay Corp. (B)	12,919	50,642
Teekay Tankers, Ltd., Class A (A)	37,289	36,174
Tellurian, Inc. (A)(B)	15,064	168,717
The Williams Companies, Inc.	279,258	8,020,290
TOTAL SA (B)	556,562	30,972,277
Uranium Energy Corp. (A)(B)	33,267	46,574
Valero Energy Corp.	96,306	8,169,638
W&T Offshore, Inc. (A)	16,548	114,181
Washington H. Soul Pattinson & Company, Ltd.	24,863	465,281
Woodside Petroleum, Ltd.	215,798	5,297,844
World Fuel Services Corp.	39,717	1,147,424
WPX Energy, Inc. (A)	164,445	2,155,874

		473,454,021

		518,861,641
Financials – 14.7%
Banks – 7.0%
1st Constitution Bancorp	1,697	30,156
1st Source Corp.	2,548	114,431
ABN AMRO Group NV (C)	97,474	2,197,507
ACNB Corp.	1,250	46,250
AIB Group PLC	187,695	844,633
Allegiance Bancshares, Inc. (A)	2,155	72,667
Amalgamated Bank, Class A	2,202	34,461
American National Bankshares, Inc.	1,664	58,107
Ameris Bancorp	7,482	257,007
Ames National Corp.	1,904	52,189
Aozora Bank, Ltd.	27,127	670,357
Arrow Financial Corp.	2,203	72,457
Associated Banc-Corp.	68,278	1,457,735
Atlantic Capital Bancshares, Inc. (A)	4,541	80,966
Australia & New Zealand Banking Group, Ltd.	660,898	12,222,855
Banc of California, Inc.	7,477	103,482
BancFirst Corp.	3,048	158,953
Banco Bilbao Vizcaya Argentaria SA	1,536,305	8,778,191
Banco de Sabadell SA	1,294,908	1,290,656
Banco Espirito Santo SA (A)	625,609	187
Banco Santander SA	3,741,479	17,373,667
BancorpSouth Bank	53,879	1,520,465
Bank Hapoalim BM	256,980	1,707,808
Bank Leumi Le-Israel BM	354,874	2,324,969
Bank of America Corp.	2,071,281	57,146,643
Bank of Commerce Holdings	3,559	37,547
Bank of Hawaii Corp.	17,140	1,351,832
Bank of Ireland Group PLC	223,615	1,334,536
Bank of Marin Bancorp	2,336	95,052
Bank of Queensland, Ltd.	92,512	598,136
Bank OZK	50,092	1,451,666
Bankia SA	283,862	736,003
Bankinter SA	155,260	1,183,349
Bankwell Financial Group, Inc.	1,395	40,706
Banner Corp.	5,460	295,768
Bar Harbor Bankshares	2,938	76,006
Barclays PLC	3,946,756	7,949,826
Baycom Corp. (A)	2,170	49,129
BB&T Corp.	176,088	8,193,375

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	2,996	$40,146
Bendigo & Adelaide Bank, Ltd.	112,627	775,132
Berkshire Hills Bancorp, Inc.	7,108	193,622
Blue Hills Bancorp, Inc.	3,743	89,458
BNP Paribas SA	259,105	12,330,337
BOC Hong Kong Holdings, Ltd.	852,741	3,538,811
Boston Private Financial Holdings, Inc.	14,471	158,602
Bridge Bancorp, Inc.	3,022	88,545
Brookline Bancorp, Inc.	13,783	198,475
Bryn Mawr Bank Corp.	3,464	125,154
Business First Bancshares, Inc.	2,103	51,608
Byline Bancorp, Inc. (A)	2,846	52,594
C&F Financial Corp.	681	34,459
Cadence Bancorp	20,723	384,412
CaixaBank SA	826,410	2,584,333
Cambridge Bancorp	656	54,350
Camden National Corp.	2,676	111,643
Capital City Bank Group, Inc.	2,235	48,678
Capstar Financial Holdings, Inc.	2,188	31,595
Carolina Financial Corp.	3,684	127,430
Cathay General Bancorp	44,897	1,522,457
CB Financial Services, Inc.	1,202	28,523
CBTX, Inc.	3,049	99,001
CenterState Bank Corp.	15,846	377,293
Central Pacific Financial Corp.	4,817	138,922
Central Valley Community Bancorp	2,327	45,493
Century Bancorp, Inc., Class A	549	40,077
Chemical Financial Corp.	42,093	1,732,548
Chemung Financial Corp.	747	35,057
Citigroup, Inc.	542,250	33,738,795
Citizens & Northern Corp.	2,240	56,090
Citizens Financial Group, Inc.	106,185	3,451,013
City Holding Company	2,507	191,008
Civista Bancshares, Inc.	2,841	62,019
CNB Financial Corp.	2,772	70,048
Coastal Financial Corp. (A)	1,695	28,798
Codorus Valley Bancorp, Inc.	1,968	42,017
Columbia Banking System, Inc.	12,618	412,482
Comerica, Inc.	36,677	2,689,158
Commerce Bancshares, Inc.	41,036	2,382,550
Commerzbank AG (A)	230,559	1,787,430
Commonwealth Bank of Australia	407,992	20,478,783
Community Bank System, Inc.	8,520	509,240
Community Bankers Trust Corp.	5,268	38,562
Community Trust Bancorp, Inc.	2,608	107,084
Concordia Financial Group, Ltd.	247,146	955,553
ConnectOne Bancorp, Inc.	5,435	107,070
County Bancorp, Inc.	1,413	24,869
Credit Agricole SA	263,779	3,184,849
Cullen/Frost Bankers, Inc.	26,175	2,540,807
Customers Bancorp, Inc. (A)	5,139	94,095
CVB Financial Corp.	19,283	405,907
Danske Bank A/S	165,075	2,901,636
DBS Group Holdings, Ltd.	413,383	7,716,566
DNB ASA	221,761	4,084,790
Eagle Bancorp, Inc. (A)	5,528	277,506
East West Bancorp, Inc.	60,204	2,887,986
Enterprise Financial Services Corp.	3,846	156,801
Equity Bancshares, Inc., Class A (A)	2,462	70,906
Erste Group Bank AG (A)	69,290	2,546,660
Esquire Financial Holdings, Inc. (A)	1,371	31,204
Evans Bancorp, Inc.	1,062	37,860
Farmers & Merchants Bancorp, Inc.	1,570	47,257
Farmers National Banc Corp.	4,825	66,537
FB Financial Corp.	2,805	89,087

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fidelity D&D Bancorp, Inc.	539	$31,866
Fidelity Southern Corp.	3,691	101,096
Fifth Third Bancorp	169,827	4,283,038
Financial Institutions, Inc.	2,857	77,653
First Bancorp (NC)	4,958	172,340
First Bancorp (PR)	36,962	423,585
First Bancorp, Inc.	2,089	52,058
First Bank	3,516	40,539
First Busey Corp.	7,359	179,560
First Business Financial Services, Inc.	1,884	37,718
First Choice Bancorp	1,930	41,495
First Commonwealth Financial Corp.	16,551	208,543
First Community Bankshares, Inc.	2,645	87,655
First Community Corp.	1,721	32,819
First Financial Bancorp	16,431	395,330
First Financial Bankshares, Inc.	39,518	2,283,350
First Financial Corp.	2,137	89,754
First Financial Northwest, Inc.	1,967	30,980
First Foundation, Inc.	6,758	91,706
First Horizon National Corp.	132,185	1,847,946
First Internet Bancorp	2,194	42,410
First Interstate BancSystem, Inc., Class A	5,305	211,245
First Merchants Corp.	9,425	347,311
First Mid-Illinois Bancshares, Inc.	2,292	76,369
First Midwest Bancorp, Inc.	18,211	372,597
First Northwest Bancorp	2,247	34,986
First Republic Bank	37,990	3,816,475
First United Corp.	1,827	31,534
Flushing Financial Corp.	5,067	111,119
FNB Corp.	134,983	1,430,820
Franklin Financial Network, Inc.	2,333	67,680
Fukuoka Financial Group, Inc.	33,520	744,332
Fulton Financial Corp.	99,132	1,534,563
German American Bancorp, Inc.	4,063	119,452
Glacier Bancorp, Inc.	14,571	583,860
Great Southern Bancorp, Inc.	1,868	96,949
Great Western Bancorp, Inc.	9,763	308,413
Guaranty Bancshares, Inc.	1,483	43,333
Hancock Whitney Corp.	50,301	2,032,160
Hang Seng Bank, Ltd.	176,290	4,353,109
Hanmi Financial Corp.	5,460	116,134
HarborOne Bancorp, Inc. (A)	2,962	50,946
Heartland Financial USA, Inc.	5,126	218,624
Heritage Commerce Corp.	7,177	86,842
Heritage Financial Corp.	6,136	184,939
Hilltop Holdings, Inc.	12,465	227,486
Home BancShares, Inc.	91,782	1,612,610
HomeTrust Bancshares, Inc.	2,921	73,609
Hope Bancorp, Inc.	21,284	278,395
Horizon Bancorp, Inc.	6,615	106,435
Howard Bancorp, Inc. (A)	2,997	44,386
HSBC Holdings PLC	4,617,412	37,520,388
Huntington Bancshares, Inc.	241,488	3,062,068
IBERIABANK Corp.	9,509	681,890
Independent Bank Corp. (MA)	5,583	452,269
Independent Bank Corp. (MI)	3,626	77,959
Independent Bank Group, Inc.	5,710	292,866
ING Groep NV	896,724	10,865,864
International Bancshares Corp.	32,151	1,222,703
Intesa Sanpaolo SpA	3,428,045	8,366,198
Investar Holding Corp.	1,750	39,743
Investors Bancorp, Inc.	40,178	476,109
Japan Post Bank Company, Ltd. (B)	93,200	1,018,320
JPMorgan Chase & Co.	754,989	76,427,536

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KBC Group NV	57,449	$4,016,306
KeyCorp	232,794	3,666,506
Lakeland Bancorp, Inc.	7,935	118,470
Lakeland Financial Corp.	3,982	180,066
LCNB Corp.	2,062	35,363
LegacyTexas Financial Group, Inc.	8,300	310,337
Level One Bancorp, Inc.	1,165	27,098
Live Oak Bancshares, Inc.	4,776	69,777
Lloyds Banking Group PLC	16,395,886	13,283,571
M&T Bank Corp.	31,945	5,016,004
Macatawa Bank Corp.	5,265	52,334
Malvern Bancorp, Inc. (A)	1,671	33,621
MBT Financial Corp.	3,802	38,096
Mebuki Financial Group, Inc.	189,300	484,531
Mediobanca Banca di Credito Finanziario SpA	142,808	1,486,929
Mercantile Bank Corp.	2,859	93,546
Metropolitan Bank Holding Corp. (A)	1,341	46,653
Mid Penn Bancorp, Inc.	1,396	34,202
Middlefield Banc Corp.	772	31,814
Midland States Bancorp, Inc.	3,943	94,869
MidSouth Bancorp, Inc.	3,312	37,790
MidWestOne Financial Group, Inc.	2,140	58,315
Mitsubishi UFJ Financial Group, Inc.	2,707,668	13,391,562
Mizrahi Tefahot Bank, Ltd.	35,653	734,822
Mizuho Financial Group, Inc.	5,556,500	8,598,524
MutualFirst Financial, Inc.	1,165	34,915
National Australia Bank, Ltd.	630,083	11,321,437
National Bank Holdings Corp., Class A	4,821	160,346
National Bankshares, Inc.	1,428	61,190
National Commerce Corp. (A)	3,118	122,257
NBT Bancorp, Inc.	7,377	265,646
Nicolet Bankshares, Inc. (A)	1,372	81,771
Nordea Bank ABP (B)	699,661	5,327,819
Northeast Bancorp	1,577	32,612
Northrim Bancorp, Inc.	1,422	48,945
Norwood Financial Corp.	1,275	39,321
OFG Bancorp	7,279	144,051
Ohio Valley Banc Corp.	867	31,342
Old Line Bancshares, Inc.	3,075	76,660
Old National Bancorp	25,917	425,039
Old Second Bancorp, Inc.	5,370	67,608
Opus Bank	3,535	69,993
Origin Bancorp, Inc.	3,096	105,419
Orrstown Financial Services, Inc.	1,836	34,131
Oversea-Chinese Banking Corp., Ltd.	735,524	6,013,330
Pacific City Financial Corp.	2,425	42,316
Pacific Mercantile Bancorp (A)	3,966	30,221
Pacific Premier Bancorp, Inc.	8,076	214,256
PacWest Bancorp	50,170	1,886,894
Park National Corp.	2,372	224,747
Parke Bancorp, Inc.	1,529	31,941
Peapack Gladstone Financial Corp.	3,433	90,013
Penns Woods Bancorp, Inc.	988	40,607
Peoples Bancorp, Inc.	3,032	93,901
Peoples Financial Services Corp.	1,274	57,636
People’s United Financial, Inc.	87,195	1,433,486
People’s Utah Bancorp	2,785	73,440
Pinnacle Financial Partners, Inc.	30,277	1,656,152
Preferred Bank	2,427	109,142
Premier Financial Bancorp, Inc.	2,498	39,244
Prosperity Bancshares, Inc.	27,521	1,900,600
QCR Holdings, Inc.	2,423	82,188
Raiffeisen Bank International AG	34,060	765,065
RBB Bancorp	2,856	53,693

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Regions Financial Corp.	234,812	$3,322,590
Renasant Corp.	8,382	283,731
Republic Bancorp, Inc., Class A	1,557	69,629
Republic First Bancorp, Inc. (A)	9,053	47,528
Resona Holdings, Inc.	481,346	2,085,228
S&T Bancorp, Inc.	5,679	224,491
Sandy Spring Bancorp, Inc.	5,844	182,800
SB One Bancorp	1,807	39,248
Seacoast Banking Corp. of Florida (A)	7,678	202,315
Select Bancorp, Inc. (A)	3,231	36,736
ServisFirst Bancshares, Inc.	8,166	275,684
Seven Bank, Ltd.	137,140	405,414
Shinsei Bank, Ltd.	35,666	507,514
Shore Bancshares, Inc.	2,962	44,163
Sierra Bancorp	2,657	64,565
Signature Bank	22,894	2,932,035
Simmons First National Corp., Class A	15,655	383,234
Skandinaviska Enskilda Banken AB, Series A	374,742	3,246,358
SmartFinancial, Inc. (A)	2,462	46,556
Societe Generale SA	176,679	5,104,871
South State Corp.	6,178	422,205
Southern First Bancshares, Inc. (A)	1,496	50,670
Southern National Bancorp of Virginia, Inc.	3,854	56,461
Southside Bancshares, Inc.	5,348	177,714
Spirit of Texas Bancshares, Inc. (A)	1,851	39,241
Standard Chartered PLC	647,575	4,991,727
Sterling Bancorp	88,349	1,645,942
Stock Yards Bancorp, Inc.	3,692	124,827
Sumitomo Mitsui Financial Group, Inc.	306,258	10,724,761
Sumitomo Mitsui Trust Holdings, Inc.	76,383	2,745,135
Summit Financial Group, Inc.	2,180	57,792
SunTrust Banks, Inc.	102,225	6,056,831
SVB Financial Group (A)	12,135	2,698,339
Svenska Handelsbanken AB, A Shares	351,713	3,713,383
Swedbank AB, A Shares (B)	208,568	2,947,674
Synovus Financial Corp.	66,114	2,271,677
TCF Financial Corp.	68,113	1,409,258
Texas Capital Bancshares, Inc. (A)	20,887	1,140,221
The Bancorp, Inc. (A)	9,174	74,126
The Bank of East Asia, Ltd.	295,599	960,929
The Bank of Kyoto, Ltd.	12,214	511,406
The Bank of NT Butterfield & Son, Ltd.	9,618	345,094
The Bank of Princeton	1,324	42,011
The Chiba Bank, Ltd. (B)	139,264	757,300
The Community Financial Corp.	1,130	32,058
The First Bancshares, Inc.	2,275	70,298
The First of Long Island Corp.	4,402	96,536
The PNC Financial Services Group, Inc.	104,593	12,829,377
The Royal Bank of Scotland Group PLC	1,110,127	3,574,683
The Shizuoka Bank, Ltd.	98,908	753,475
Tompkins Financial Corp.	2,486	189,110
Towne Bank	11,240	278,190
TriCo Bancshares	4,264	167,533
TriState Capital Holdings, Inc. (A)	4,394	89,769
Triumph Bancorp, Inc. (A)	4,317	126,877
Trustmark Corp.	38,205	1,284,834
U.S. Bancorp	346,934	16,718,749
UMB Financial Corp.	26,113	1,672,277
Umpqua Holdings Corp.	91,672	1,512,588
UniCredit SpA	462,327	5,938,822
Union Bankshares Corp.	13,408	433,481
United Bankshares, Inc.	59,234	2,146,640
United Community Banks, Inc.	13,642	340,095

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Overseas Bank, Ltd.	309,739	$5,778,925
Unity Bancorp, Inc.	1,671	31,548
Univest Financial Corp.	4,989	122,031
Valley National Bancorp	193,988	1,858,405
Veritex Holdings, Inc.	7,586	183,733
Washington Trust Bancorp, Inc.	2,527	121,675
Webster Financial Corp.	38,392	1,945,323
Wells Fargo & Company	944,130	45,620,362
WesBanco, Inc.	8,982	357,035
West Bancorporation, Inc.	3,088	63,860
Westamerica Bancorporation	4,409	272,476
Westpac Banking Corp.	791,587	14,591,657
Wintrust Financial Corp.	23,472	1,580,370
Yamaguchi Financial Group, Inc.	45,454	385,394
Zions Bancorp NA	42,919	1,948,952

		693,510,607
Capital markets – 2.5%
3i Group PLC	224,201	2,875,018
Affiliated Managers Group, Inc.	12,018	1,287,248
Ameriprise Financial, Inc.	31,251	4,003,253
Amundi SA (C)	13,945	878,209
Artisan Partners Asset Management, Inc., Class A	8,484	213,542
ASX, Ltd.	44,696	2,220,279
B. Riley Financial, Inc.	3,860	64,423
BlackRock, Inc.	28,059	11,991,575
Blucora, Inc. (A)	8,302	277,121
BrightSphere Investment Group PLC	14,132	191,630
Cboe Global Markets, Inc.	25,872	2,469,224
CME Group, Inc.	82,500	13,577,850
Cohen & Steers, Inc.	3,959	167,347
Cowen, Inc. (A)	4,891	70,871
Credit Suisse Group AG (A)	588,915	6,864,640
Daiwa Securities Group, Inc.	371,908	1,812,797
Deutsche Bank AG (B)	452,434	3,688,246
Deutsche Boerse AG	43,802	5,616,277
Diamond Hill Investment Group, Inc.	603	84,420
Donnelley Financial Solutions, Inc. (A)	6,079	90,456
E*TRADE Financial Corp.	56,807	2,637,549
Eaton Vance Corp.	47,847	1,928,713
Evercore, Inc., Class A	17,032	1,549,912
FactSet Research Systems, Inc.	15,802	3,923,163
Federated Investors, Inc., Class B	56,550	1,657,481
Focus Financial Partners, Inc., Class A (A)	4,702	167,579
Franklin Resources, Inc.	68,178	2,259,419
GAIN Capital Holdings, Inc. (B)	5,161	32,411
Greenhill & Company, Inc.	3,128	67,283
Hamilton Lane, Inc., Class A	2,911	126,861
Hargreaves Lansdown PLC	65,604	1,593,768
Hong Kong Exchanges & Clearing, Ltd.	273,871	9,568,649
Houlihan Lokey, Inc.	5,813	266,526
Interactive Brokers Group, Inc., Class A	31,253	1,621,406
Intercontinental Exchange, Inc.	131,106	9,982,411
INTL. FCStone, Inc. (A)	2,745	106,396
Invesco, Ltd.	91,700	1,770,727
Investec PLC	157,245	906,135
Janus Henderson Group PLC	68,536	1,712,029
Japan Exchange Group, Inc.	117,400	2,095,466
Julius Baer Group, Ltd. (A)	51,572	2,086,199
Ladenburg Thalmann Financial Services, Inc.	18,742	53,040
Legg Mason, Inc.	35,601	974,399
London Stock Exchange Group PLC	72,234	4,468,106
Macquarie Group, Ltd.	74,529	6,863,821

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	15,648	$3,850,660
Moelis & Company, Class A	7,775	323,518
Moody’s Corp.	38,320	6,939,369
Morgan Stanley	299,487	12,638,351
MSCI, Inc.	19,447	3,866,841
Nasdaq, Inc.	26,589	2,326,272
Natixis SA (B)	217,506	1,165,025
Nomura Holdings, Inc.	797,413	2,881,572
Northern Trust Corp.	50,358	4,552,867
Oppenheimer Holdings, Inc., Class A	1,808	47,044
Partners Group Holding AG	4,002	2,911,305
Piper Jaffray Companies	2,504	182,366
PJT Partners, Inc., Class A	3,490	145,882
Pzena Investment Management, Inc., Class A	3,680	29,771
Raymond James Financial, Inc.	29,278	2,354,244
S&P Global, Inc.	57,327	12,070,200
Safeguard Scientifics, Inc. (A)	4,208	45,657
SBI Holdings, Inc.	54,490	1,218,485
Schroders PLC	28,678	1,009,829
SEI Investments Company	53,640	2,802,690
Singapore Exchange, Ltd.	186,048	1,005,712
St. James’s Place PLC	122,044	1,635,530
State Street Corp.	87,335	5,747,516
Stifel Financial Corp.	41,931	2,212,280
T. Rowe Price Group, Inc.	54,481	5,454,638
The Bank of New York Mellon Corp.	202,560	10,215,101
The Charles Schwab Corp.	273,551	11,697,041
The Goldman Sachs Group, Inc.	78,981	15,163,562
UBS Group AG (A)	888,426	10,779,753
Virtus Investment Partners, Inc.	1,202	117,255
Waddell & Reed Financial, Inc., Class A (B)	13,081	226,170
Westwood Holdings Group, Inc.	1,581	55,762
WisdomTree Investments, Inc.	21,005	148,295

		242,684,438
Consumer finance – 0.4%
Acom Company, Ltd.	92,110	329,323
AEON Financial Service Company, Ltd.	25,953	529,261
American Express Company	159,472	17,430,290
Capital One Financial Corp.	107,909	8,815,086
Credit Saison Company, Ltd.	36,299	480,272
Curo Group Holdings Corp. (A)	2,339	23,460
Discover Financial Services	75,748	5,390,228
Encore Capital Group, Inc. (A)	4,613	125,612
Enova International, Inc. (A)	5,775	131,786
EZCORP, Inc., Class A (A)	9,239	86,107
FirstCash, Inc.	7,420	641,830
Green Dot Corp., Class A (A)	28,124	1,705,721
LendingClub Corp. (A)	56,932	175,920
Navient Corp.	90,387	1,045,778
Nelnet, Inc., Class A	3,221	177,380
PRA Group, Inc. (A)	7,950	213,140
Regional Management Corp. (A)	1,746	42,637
SLM Corp.	181,337	1,797,050
Synchrony Financial	150,638	4,805,352
World Acceptance Corp. (A)	1,061	124,275

		44,070,508
Diversified financial services – 1.2%
AMP, Ltd.	677,020	1,011,110
Banco Latinoamericano de Comercio Exterior SA	5,404	107,648
Berkshire Hathaway, Inc., Class B (A)	448,388	90,076,665
Cannae Holdings, Inc. (A)	11,883	288,282
Challenger, Ltd.	126,778	747,193

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Eurazeo SE	10,808	$812,692
EXOR NV	24,967	1,621,451
FGL Holdings	25,756	202,700
First Eagle Private Credit LLC (A)(D)	6,344	1,647
Groupe Bruxelles Lambert SA	18,603	1,808,590
Industrivarden AB, C Shares	38,449	806,297
Investor AB, B Shares	104,937	4,730,227
Jefferies Financial Group, Inc.	60,740	1,141,305
Kinnevik AB, B Shares	55,771	1,446,481
L E Lundbergforetagen AB, B Shares	17,540	555,497
Marlin Business Services Corp.	1,706	36,679
Mitsubishi UFJ Lease & Finance Company, Ltd.	92,696	473,187
On Deck Capital, Inc. (A)	9,435	51,138
ORIX Corp.	305,083	4,383,310
Pargesa Holding SA, Bearer Shares	8,933	700,574
Standard Life Aberdeen PLC	576,666	1,982,017
Tokyo Century Corp.	9,800	427,118
Wendel SA	6,409	807,654

		114,219,462
Insurance – 3.5%
Admiral Group PLC	46,906	1,326,785
Aegon NV	410,357	1,971,133
Aflac, Inc.	172,968	8,648,400
Ageas	42,065	2,029,071
AIA Group, Ltd.	2,783,735	27,836,708
Alleghany Corp. (A)	6,012	3,681,749
Allianz SE	97,825	21,800,054
Ambac Financial Group, Inc. (A)	7,761	140,629
American Equity Investment Life Holding Company	15,637	422,512
American Financial Group, Inc.	29,348	2,823,571
American International Group, Inc.	200,539	8,635,209
AMERISAFE, Inc.	3,279	194,773
Aon PLC	55,341	9,446,709
Argo Group International Holdings, Ltd.	5,579	394,212
Arthur J. Gallagher & Company	42,464	3,316,438
Assicurazioni Generali SpA	270,449	5,014,268
Assurant, Inc.	11,945	1,133,700
Aviva PLC	898,791	4,833,186
AXA SA	446,892	11,239,734
Baloise Holding AG	11,252	1,859,679
Brighthouse Financial, Inc. (A)	26,917	976,818
Brown & Brown, Inc.	96,477	2,847,036
Chubb, Ltd.	105,699	14,806,316
Cincinnati Financial Corp.	34,932	3,000,659
Citizens, Inc. (A)	9,237	61,611
CNO Financial Group, Inc.	95,579	1,546,468
CNP Assurances	39,568	871,208
Dai-ichi Life Holdings, Inc.	248,437	3,458,571
Direct Line Insurance Group PLC	317,045	1,458,477
eHealth, Inc. (A)	3,816	237,889
EMC Insurance Group, Inc.	1,643	52,379
Employers Holdings, Inc.	5,500	220,605
Enstar Group, Ltd. (A)	2,089	363,486
Everest Re Group, Ltd.	9,389	2,027,648
FBL Financial Group, Inc., Class A	1,806	113,272
FedNat Holding Company	2,271	36,427
First American Financial Corp.	46,316	2,385,274
Genworth Financial, Inc., Class A (A)	296,057	1,133,898
Gjensidige Forsikring ASA (B)	46,212	798,794
Global Indemnity, Ltd.	1,543	46,876
Goosehead Insurance, Inc., Class A	1,825	50,881
Greenlight Capital Re, Ltd., Class A (A)(B)	5,625	61,144

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hannover Rueck SE	13,902	$1,997,588
HCI Group, Inc.	1,262	53,925
Health Insurance Innovations, Inc., Class A (A)(B)	2,285	61,284
Heritage Insurance Holdings, Inc.	3,773	55,086
Horace Mann Educators Corp.	7,285	256,505
Insurance Australia Group, Ltd.	532,867	2,908,698
Investors Title Company	269	42,475
James River Group Holdings, Ltd.	4,456	178,596
Japan Post Holdings Company, Ltd.	362,900	4,247,332
Kemper Corp.	34,387	2,618,226
Kingstone Companies, Inc.	2,057	30,320
Kinsale Capital Group, Inc.	3,352	229,847
Legal & General Group PLC	1,373,263	4,928,123
Lincoln National Corp.	47,130	2,766,531
Loews Corp.	63,218	3,030,039
Mapfre SA	248,937	686,176
Marsh & McLennan Companies, Inc.	116,471	10,936,627
MBIA, Inc. (A)	15,627	148,769
Medibank Pvt., Ltd.	635,189	1,246,791
Mercury General Corp.	11,287	565,140
MetLife, Inc.	220,735	9,396,689
MS&AD Insurance Group Holdings, Inc.	109,351	3,331,768
Muenchener Rueckversicherungs-Gesellschaft AG	34,457	8,166,116
National General Holdings Corp.	11,306	268,291
National Western Life Group, Inc., Class A	410	107,613
NI Holdings, Inc. (A)	2,123	33,968
NN Group NV	70,779	2,944,863
Old Republic International Corp.	118,412	2,477,179
Poste Italiane SpA (C)	120,217	1,171,039
Primerica, Inc.	25,172	3,074,760
Principal Financial Group, Inc.	59,700	2,996,343
ProAssurance Corp.	9,317	322,461
Protective Insurance Corp., Class B	2,002	37,077
Prudential Financial, Inc.	94,318	8,665,938
Prudential PLC	597,332	11,973,800
QBE Insurance Group, Ltd.	306,233	2,679,208
Reinsurance Group of America, Inc.	26,080	3,702,838
RenaissanceRe Holdings, Ltd.	17,544	2,517,564
RLI Corp.	6,785	486,824
RSA Insurance Group PLC	236,690	1,566,323
Safety Insurance Group, Inc.	2,506	218,373
Sampo OYJ, A Shares	102,152	4,629,816
SCOR SE	37,538	1,598,824
Selective Insurance Group, Inc.	10,057	636,407
Sompo Holdings, Inc.	73,091	2,706,777
Sony Financial Holdings, Inc.	40,116	757,064
State Auto Financial Corp.	2,981	98,135
Stewart Information Services Corp.	4,035	172,254
Suncorp Group, Ltd.	299,368	2,932,132
Swiss Life Holding AG (A)	7,885	3,474,132
Swiss Re AG	70,234	6,865,031
T&D Holdings, Inc.	128,225	1,350,309
The Allstate Corp.	76,548	7,209,291
The Hanover Insurance Group, Inc.	16,861	1,925,020
The Hartford Financial Services Group, Inc.	82,908	4,122,186
The Navigators Group, Inc.	3,523	246,152
The Progressive Corp.	134,633	9,705,693
The Travelers Companies, Inc.	60,739	8,330,961
Third Point Reinsurance, Ltd. (A)	13,271	137,753
Tiptree, Inc.	5,512	34,891
Tokio Marine Holdings, Inc.	149,285	7,232,363

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Torchmark Corp.	23,389	$1,916,729
Trupanion, Inc. (A)(B)	4,652	152,306
Tryg A/S (B)	27,822	763,769
United Fire Group, Inc.	3,608	157,706
United Insurance Holdings Corp.	3,826	60,833
Universal Insurance Holdings, Inc.	5,405	167,555
Unum Group	49,527	1,675,498
W.R. Berkley Corp.	40,057	3,393,629
Willis Towers Watson PLC	29,777	5,230,330
Zurich Insurance Group AG	34,881	11,546,887

		345,661,803
Mortgage real estate investment trusts –0.0%
AG Mortgage Investment Trust, Inc.	4,804	80,899
Anworth Mortgage Asset Corp.	18,557	74,970
Apollo Commercial Real Estate Finance, Inc.	20,918	380,708
Arbor Realty Trust, Inc.	12,387	160,659
Ares Commercial Real Estate Corp.	4,816	73,155
Arlington Asset Investment Corp., Class A (B)	5,712	45,468
ARMOUR Residential REIT, Inc.	8,533	166,649
Blackstone Mortgage Trust, Inc., Class A	19,369	669,393
Capstead Mortgage Corp.	14,800	127,132
Cherry Hill Mortgage Investment Corp.	2,784	47,940
Colony Credit Real Estate, Inc. (B)	14,806	231,862
Dynex Capital, Inc.	12,298	74,895
Exantas Capital Corp.	5,691	60,495
Granite Point Mortgage Trust, Inc.	8,517	158,161
Great Ajax Corp.	3,424	47,046
Invesco Mortgage Capital, Inc.	21,993	347,489
KKR Real Estate Finance Trust, Inc.	3,354	67,147
Ladder Capital Corp.	15,842	269,631
New York Mortgage Trust, Inc.	29,450	179,351
Orchid Island Capital, Inc.	8,855	58,266
PennyMac Mortgage Investment Trust	9,798	202,917
Ready Capital Corp.	3,164	46,416
Redwood Trust, Inc.	16,106	260,112
TPG RE Finance Trust, Inc.	5,331	104,488
Western Asset Mortgage Capital Corp.	8,175	83,630

		4,018,879
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	10,015	290,034
BankFinancial Corp.	2,610	38,811
Bridgewater Bancshares, Inc. (A)	4,580	47,220
BSB Bancorp, Inc. (A)	1,549	50,869
Capitol Federal Financial, Inc.	22,251	297,051
Columbia Financial, Inc. (A)	8,767	137,379
Dime Community Bancshares, Inc.	5,622	105,300
Entegra Financial Corp. (A)	1,482	33,271
ESSA Bancorp, Inc.	2,105	32,417
Essent Group, Ltd. (A)	16,608	721,618
Federal Agricultural Mortgage Corp., Class C	1,552	112,411
First Defiance Financial Corp.	3,388	97,371
Flagstar Bancorp, Inc.	4,951	162,987
FS Bancorp, Inc.	809	40,838
Hingham Institution for Savings	234	40,250
Home Bancorp, Inc.	1,499	49,842
HomeStreet, Inc. (A)	4,426	116,625
Kearny Financial Corp.	15,310	197,040
LendingTree, Inc. (A)(B)	4,485	1,576,747
Luther Burbank Corp.	4,156	41,976
Merchants Bancorp	2,873	61,770
Meridian Bancorp, Inc.	8,776	137,695
Meta Financial Group, Inc.	5,064	99,660

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
MGIC Investment Corp. (A)	61,593	$812,412
Mr. Cooper Group, Inc. (A)	13,029	124,948
New York Community Bancorp, Inc.	194,146	2,246,269
NMI Holdings, Inc., Class A (A)	10,984	284,156
Northfield Bancorp, Inc.	7,933	110,269
Northwest Bancshares, Inc.	15,685	266,174
OceanFirst Financial Corp.	8,305	199,818
Ocwen Financial Corp. (A)	22,459	40,875
Oritani Financial Corp.	6,673	110,972
PCSB Financial Corp.	2,944	57,614
PDL Community Bancorp (A)	2,200	30,690
PennyMac Financial Services, Inc.	3,527	78,440
Provident Financial Services, Inc.	10,295	266,538
Radian Group, Inc.	37,503	777,812
Riverview Bancorp, Inc.	4,614	33,728
SI Financial Group, Inc.	2,591	33,450
Southern Missouri Bancorp, Inc.	1,373	42,288
Sterling Bancorp, Inc.	4,213	42,720
Territorial Bancorp, Inc.	1,610	43,325
Timberland Bancorp, Inc.	1,428	39,955
TrustCo Bank Corp.	16,868	130,896
United Community Financial Corp.	8,121	75,931
United Financial Bancorp, Inc.	9,190	131,877
Walker & Dunlop, Inc.	4,789	243,808
Washington Federal, Inc.	47,552	1,373,777
Waterstone Financial, Inc.	4,027	66,284
Western New England Bancorp, Inc.	5,127	47,322
WSFS Financial Corp.	8,841	341,263

		12,542,793

		1,456,708,490
Health care – 12.9%
Biotechnology – 1.8%
AbbVie, Inc.	340,144	27,412,205
Abeona Therapeutics, Inc. (A)(B)	5,833	42,931
ACADIA Pharmaceuticals, Inc. (A)	19,786	531,254
Acceleron Pharma, Inc. (A)	7,638	355,702
Achillion Pharmaceuticals, Inc. (A)	24,178	71,567
Acorda Therapeutics, Inc. (A)	7,719	102,586
Adamas Pharmaceuticals, Inc. (A)	4,369	31,064
Aduro Biotech, Inc. (A)	11,657	46,395
Adverum Biotechnologies, Inc. (A)	10,149	53,181
Aeglea BioTherapeutics, Inc. (A)	3,725	29,986
Agenus, Inc. (A)(B)	17,457	51,847
Aimmune Therapeutics, Inc. (A)	7,748	173,168
Akebia Therapeutics, Inc. (A)	15,344	125,667
Albireo Pharma, Inc. (A)	1,778	57,269
Alder Biopharmaceuticals, Inc. (A)	10,331	141,018
Aldeyra Therapeutics, Inc. (A)	4,086	36,897
Alexion Pharmaceuticals, Inc. (A)	51,528	6,965,555
Allakos, Inc. (A)(B)	2,527	102,344
Allogene Therapeutics, Inc. (A)	3,909	113,009
AMAG Pharmaceuticals, Inc. (A)	6,152	79,238
Amgen, Inc.	143,484	27,259,090
Amicus Therapeutics, Inc. (A)	33,118	450,405
AnaptysBio, Inc. (A)	3,710	271,016
Anika Therapeutics, Inc. (A)	2,552	77,172
Apellis Pharmaceuticals, Inc. (A)	6,456	125,892
Arbutus Biopharma Corp. (A)	6,978	24,981
Arcus Biosciences, Inc. (A)	5,645	70,506
Ardelyx, Inc. (A)	8,799	24,637
Arena Pharmaceuticals, Inc. (A)	8,681	389,169
ArQule, Inc. (A)	19,182	91,882
Array BioPharma, Inc. (A)	36,784	896,794
Arrowhead Pharmaceuticals, Inc. (A)	16,334	299,729
Assembly Biosciences, Inc. (A)	3,855	75,905

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Atara Biotherapeutics, Inc. (A)	7,358	$292,481
Athenex, Inc. (A)	7,860	96,285
Athersys, Inc. (A)(B)	22,054	33,081
Audentes Therapeutics, Inc. (A)	6,540	255,191
Avid Bioservices, Inc. (A)	9,698	41,217
Avrobio, Inc. (A)	2,346	51,729
BeiGene, Ltd., ADR (A)	7,500	990,000
Bellicum Pharmaceuticals, Inc. (A)	7,860	26,488
BioCryst Pharmaceuticals, Inc. (A)	19,285	156,980
Biogen, Inc. (A)	45,356	10,721,251
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,463	281,181
BioSpecifics Technologies Corp. (A)	1,010	62,953
BioTime, Inc. (A)(B)	21,863	28,641
Blueprint Medicines Corp. (A)	7,219	577,881
Calithera Biosciences, Inc. (A)	6,403	43,156
Cara Therapeutics, Inc. (A)(B)	5,788	113,561
CareDx, Inc. (A)	6,085	191,799
CASI Pharmaceuticals, Inc. (A)	9,050	25,974
Catalyst Biosciences, Inc. (A)	2,490	20,194
Catalyst Pharmaceuticals, Inc. (A)	17,621	89,867
Celgene Corp. (A)	161,957	15,279,023
Cellular Biomedicine Group, Inc. (A)	2,175	37,628
ChemoCentryx, Inc. (A)	4,115	57,157
Clovis Oncology, Inc. (A)	8,306	206,155
Coherus Biosciences, Inc. (A)	9,227	125,856
Concert Pharmaceuticals, Inc. (A)	3,922	47,339
Constellation Pharmaceuticals, Inc. (A)	3,031	41,070
Corbus Pharmaceuticals Holdings, Inc. (A)	9,885	68,701
Crinetics Pharmaceuticals, Inc. (A)	1,595	36,302
CSL, Ltd.	104,383	14,483,386
Cue Biopharma, Inc. (A)	3,698	28,586
Cytokinetics, Inc. (A)	8,240	66,662
CytomX Therapeutics, Inc. (A)	8,042	86,452
Deciphera Pharmaceuticals, Inc. (A)	1,566	36,347
Denali Therapeutics, Inc. (A)	7,906	183,577
Dicerna Pharmaceuticals, Inc. (A)	9,566	140,142
Dynavax Technologies Corp. (A)	11,252	82,252
Eagle Pharmaceuticals, Inc. (A)	1,881	94,972
Editas Medicine, Inc. (A)	8,142	199,072
Eidos Therapeutics, Inc. (A)(B)	2,934	68,802
Emergent BioSolutions, Inc. (A)	7,907	399,462
Enanta Pharmaceuticals, Inc. (A)	2,924	279,300
Epizyme, Inc. (A)	10,636	131,780
Esperion Therapeutics, Inc. (A)	4,037	162,086
Evelo Biosciences, Inc. (A)(B)	2,825	22,600
Exelixis, Inc. (A)	124,728	2,968,526
Fate Therapeutics, Inc. (A)	10,669	187,454
FibroGen, Inc. (A)	13,259	720,627
Five Prime Therapeutics, Inc. (A)	6,211	83,227
Flexion Therapeutics, Inc. (A)	6,124	76,428
Forty Seven, Inc. (A)(B)	2,633	42,549
G1 Therapeutics, Inc. (A)	4,230	70,218
Genmab A/S (A)	14,164	2,457,703
Genomic Health, Inc. (A)	3,645	255,332
Geron Corp. (A)	30,654	50,886
Gilead Sciences, Inc.	294,117	19,120,546
Global Blood Therapeutics, Inc. (A)	9,346	494,684
GlycoMimetics, Inc. (A)	6,215	77,439
Gossamer Bio, Inc. (A)	2,009	43,535
Grifols SA	68,665	1,925,370
Halozyme Therapeutics, Inc. (A)	21,934	353,137
Heron Therapeutics, Inc. (A)	12,048	294,453
Homology Medicines, Inc. (A)(B)	2,993	82,996

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immune Design Corp. (A)	6,326	$37,007
ImmunoGen, Inc. (A)	26,391	71,520
Immunomedics, Inc. (A)	26,185	503,014
Incyte Corp. (A)	40,969	3,523,744
Inovio Pharmaceuticals, Inc. (A)(B)	16,479	61,467
Insmed, Inc. (A)	13,417	390,032
Insys Therapeutics, Inc. (A)	5,288	24,431
Intellia Therapeutics, Inc. (A)	5,964	101,865
Intercept Pharmaceuticals, Inc. (A)(B)	3,824	427,753
Intrexon Corp. (A)(B)	13,486	70,936
Invitae Corp. (A)	12,388	290,127
Iovance Biotherapeutics, Inc. (A)	18,525	176,173
Ironwood Pharmaceuticals, Inc. (A)	24,732	334,624
Jounce Therapeutics, Inc. (A)	3,439	21,322
Kadmon Holdings, Inc. (A)(B)	18,718	49,416
Karyopharm Therapeutics, Inc. (A)(B)	9,213	53,804
Kezar Life Sciences, Inc. (A)	2,339	41,494
Kindred Biosciences, Inc. (A)	6,583	60,366
Kiniksa Pharmaceuticals, Ltd., Class A (A)	2,237	40,400
Kura Oncology, Inc. (A)	5,114	84,841
La Jolla Pharmaceutical Company (A)	4,105	26,395
Lexicon Pharmaceuticals, Inc. (A)(B)	8,149	45,308
Ligand Pharmaceuticals, Inc. (A)	12,134	1,525,365
MacroGenics, Inc. (A)	6,893	123,936
Madrigal Pharmaceuticals, Inc. (A)(B)	1,201	150,437
Magenta Therapeutics, Inc. (A)	2,682	44,173
MannKind Corp. (A)(B)	29,878	58,860
MediciNova, Inc. (A)	7,410	61,355
MeiraGTx Holdings PLC (A)	2,253	38,819
Minerva Neurosciences, Inc. (A)	5,728	45,022
Mirati Therapeutics, Inc. (A)(B)	3,736	273,849
Momenta Pharmaceuticals, Inc. (A)	17,246	250,584
Myriad Genetics, Inc. (A)	11,995	398,234
Natera, Inc. (A)	5,921	122,091
Novavax, Inc. (A)	73,209	40,331
OPKO Health, Inc. (A)	57,309	149,576
Organovo Holdings, Inc. (A)(B)	25,552	25,348
Palatin Technologies, Inc. (A)(B)	38,569	37,805
PDL BioPharma, Inc. (A)	25,094	93,350
Pfenex, Inc. (A)	5,770	35,659
Pieris Pharmaceuticals, Inc. (A)	10,456	35,028
PolarityTE, Inc. (A)(B)	1,987	21,261
Portola Pharmaceuticals, Inc. (A)(B)	11,440	396,968
Principia Biopharma, Inc. (A)	1,073	36,482
Progenics Pharmaceuticals, Inc. (A)	15,521	72,017
Proteostasis Therapeutics, Inc. (A)	5,925	7,466
Prothena Corp. PLC (A)	7,357	89,240
PTC Therapeutics, Inc. (A)	8,993	338,497
Puma Biotechnology, Inc. (A)	5,074	196,820
Ra Pharmaceuticals, Inc. (A)	3,333	74,659
Radius Health, Inc. (A)	7,264	144,844
Recro Pharma, Inc. (A)	3,532	20,698
Regeneron Pharmaceuticals, Inc. (A)	18,071	7,420,314
REGENXBIO, Inc. (A)	5,600	320,936
Repligen Corp. (A)	6,804	401,980
Replimune Group, Inc. (A)	2,280	34,702
Retrophin, Inc. (A)	7,299	165,176
Rhythm Pharmaceuticals, Inc. (A)	2,717	74,473
Rigel Pharmaceuticals, Inc. (A)	30,982	79,624
Rocket Pharmaceuticals, Inc. (A)	4,257	74,668
Rubius Therapeutics, Inc. (A)(B)	6,101	110,428
Sangamo Therapeutics, Inc. (A)	17,989	171,615
Savara, Inc. (A)	5,601	41,279
Scholar Rock Holding Corp. (A)	2,749	51,654

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Selecta Biosciences, Inc. (A)	7,297	$17,294
Seres Therapeutics, Inc. (A)	4,126	28,346
Solid Biosciences, Inc. (A)	2,391	21,997
Sorrento Therapeutics, Inc. (A)(B)	21,076	100,111
Spark Therapeutics, Inc. (A)	5,479	623,949
Spectrum Pharmaceuticals, Inc. (A)	17,706	189,277
Spring Bank Pharmaceuticals, Inc. (A)	2,833	29,718
Stemline Therapeutics, Inc. (A)	6,996	89,899
Synlogic, Inc. (A)	3,266	24,789
Synthorx, Inc. (A)	1,361	27,724
Syros Pharmaceuticals, Inc. (A)	4,934	45,097
TG Therapeutics, Inc. (A)(B)	11,144	89,598
Tocagen, Inc. (A)	3,858	41,936
Translate Bio, Inc. (A)	5,443	55,464
Twist Bioscience Corp. (A)	1,031	23,899
Tyme Technologies, Inc. (A)	19,338	34,035
Ultragenyx Pharmaceutical, Inc. (A)	9,177	636,517
United Therapeutics Corp. (A)	18,202	2,136,369
UNITY Biotechnology, Inc. (A)	4,633	37,574
Vanda Pharmaceuticals, Inc. (A)	8,983	165,287
Veracyte, Inc. (A)	4,963	124,174
Verastem, Inc. (A)(B)	12,799	37,885
Vericel Corp. (A)	7,617	133,374
Vertex Pharmaceuticals, Inc. (A)	58,947	10,843,301
Viking Therapeutics, Inc. (A)	10,831	107,660
Voyager Therapeutics, Inc. (A)	3,917	74,971
Xencor, Inc. (A)	8,160	253,450
Y-mAbs Therapeutics, Inc. (A)	1,329	34,833
ZIOPHARM Oncology, Inc. (A)(B)	23,643	91,026

		178,761,006
Health care equipment and supplies – 2.8%
Abbott Laboratories	404,989	32,374,821
ABIOMED, Inc. (A)	10,397	2,969,279
Accuray, Inc. (A)	15,806	75,395
Align Technology, Inc. (A)	16,785	4,772,479
AngioDynamics, Inc. (A)	6,414	146,624
Antares Pharma, Inc. (A)	25,929	78,565
Asahi Intecc Company, Ltd.	22,500	1,059,630
AtriCure, Inc. (A)	6,441	172,554
Atrion Corp.	244	214,398
Avanos Medical, Inc. (A)	27,940	1,192,479
Axogen, Inc. (A)	5,975	125,834
Axonics Modulation Technologies, Inc. (A)	1,313	31,446
Baxter International, Inc.	109,907	8,936,538
Becton, Dickinson and Company	62,045	15,494,498
BioMerieux	9,558	790,535
Boston Scientific Corp. (A)	319,575	12,265,289
Cantel Medical Corp.	15,108	1,010,574
Cardiovascular Systems, Inc. (A)	5,922	228,945
Cerus Corp. (A)	23,807	148,318
Cochlear, Ltd.	13,315	1,641,770
Coloplast A/S, B Shares	27,383	3,005,849
CONMED Corp.	4,391	365,243
ConvaTec Group PLC (C)	317,522	585,882
CryoLife, Inc. (A)	6,216	181,321
CryoPort, Inc. (A)(B)	4,965	64,148
Cutera, Inc. (A)	2,620	46,269
CytoSorbents Corp. (A)	5,658	42,831
Danaher Corp.	144,876	19,126,530
Demant A/S (A)(B)	23,249	688,093
DENTSPLY SIRONA, Inc.	51,343	2,546,099
Edwards Lifesciences Corp. (A)	47,908	9,166,238
Fisher & Paykel Healthcare Corp., Ltd.	132,412	1,417,490
FONAR Corp. (A)	1,343	27,491

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
GenMark Diagnostics, Inc. (A)	9,279	$65,788
Glaukos Corp. (A)	5,923	464,186
Globus Medical, Inc., Class A (A)	44,559	2,201,660
Haemonetics Corp. (A)	30,095	2,632,711
Heska Corp. (A)	1,200	102,144
Hill-Rom Holdings, Inc.	27,697	2,932,004
Hologic, Inc. (A)	61,758	2,989,087
Hoya Corp.	87,907	5,822,716
ICU Medical, Inc. (A)	6,908	1,653,292
IDEXX Laboratories, Inc. (A)	19,833	4,434,659
Inogen, Inc. (A)	10,554	1,006,535
Integer Holdings Corp. (A)	5,393	406,740
Integra LifeSciences Holdings Corp. (A)	29,427	1,639,672
IntriCon Corp. (A)	1,415	35,488
Intuitive Surgical, Inc. (A)	26,398	15,062,171
Invacare Corp.	6,171	51,651
iRhythm Technologies, Inc. (A)	4,205	315,207
Koninklijke Philips NV	213,544	8,724,885
Lantheus Holdings, Inc. (A)	6,497	159,047
LeMaitre Vascular, Inc.	2,840	88,040
LivaNova PLC (A)	28,644	2,785,629
Masimo Corp. (A)	20,346	2,813,445
Medtronic PLC	309,258	28,167,219
Meridian Bioscience, Inc.	7,299	128,535
Merit Medical Systems, Inc. (A)	9,260	572,546
Natus Medical, Inc. (A)	5,804	147,306
Neogen Corp. (A)	8,766	503,081
Neuronetics, Inc. (A)	2,425	36,981
Nevro Corp. (A)	5,075	317,238
Novocure, Ltd. (A)	12,796	616,383
NuVasive, Inc. (A)	30,342	1,723,122
Nuvectra Corp. (A)	3,205	35,287
Olympus Corp.	268,408	2,920,070
OraSure Technologies, Inc. (A)	10,724	119,573
Orthofix Medical, Inc. (A)	3,051	172,107
OrthoPediatrics Corp. (A)	1,401	61,966
Oxford Immunotec Global PLC (A)	4,729	81,481
Pulse Biosciences, Inc. (A)(B)	1,971	34,670
Quidel Corp. (A)	5,955	389,874
ResMed, Inc.	33,049	3,436,105
Rockwell Medical, Inc. (A)	8,781	49,964
RTI Surgical Holdings, Inc. (A)	10,505	63,135
SeaSpine Holdings Corp. (A)	2,898	43,702
Senseonics Holdings, Inc. (A)	15,927	39,021
SI-BONE, Inc. (A)(B)	1,625	30,615
Siemens Healthineers AG (C)	34,628	1,445,730
Sientra, Inc. (A)	4,408	37,821
Smith & Nephew PLC	201,662	4,004,814
Sonova Holding AG	12,806	2,537,760
STAAR Surgical Company (A)	7,673	262,340
STERIS PLC	35,115	4,495,773
Straumann Holding AG	2,380	1,945,649
Stryker Corp.	71,321	14,087,324
Surmodics, Inc. (A)	2,320	100,874
Sysmex Corp.	38,579	2,336,982
Tactile Systems Technology, Inc. (A)	3,036	160,058
Tandem Diabetes Care, Inc. (A)	8,874	563,499
Teleflex, Inc.	10,614	3,207,126
Terumo Corp.	140,034	4,285,834
The Cooper Companies, Inc.	11,378	3,369,822
TransEnterix, Inc. (A)(B)	30,044	71,505
Utah Medical Products, Inc.	653	57,627
Varex Imaging Corp. (A)	6,676	226,183
Varian Medical Systems, Inc. (A)	20,934	2,966,766
ViewRay, Inc. (A)(B)	11,362	83,965

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
West Pharmaceutical Services, Inc.	30,835	$3,398,017
Wright Medical Group NV (A)	21,656	681,081
Zimmer Biomet Holdings, Inc.	47,146	6,020,544

		273,417,287
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	36,735	1,076,703
Addus HomeCare Corp. (A)	1,702	108,230
Alfresa Holdings Corp.	43,300	1,233,909
Amedisys, Inc. (A)	16,754	2,065,098
AmerisourceBergen Corp.	36,042	2,866,060
AMN Healthcare Services, Inc. (A)	8,042	378,698
Anthem, Inc.	59,267	17,008,444
BioScrip, Inc. (A)	24,515	49,030
BioTelemetry, Inc. (A)	5,745	359,752
Brookdale Senior Living, Inc. (A)	33,378	219,627
Cardinal Health, Inc.	68,748	3,310,216
Centene Corp. (A)	95,293	5,060,058
Chemed Corp.	6,634	2,123,344
Cigna Corp.	87,643	14,094,747
Community Health Systems, Inc. (A)(B)	15,600	58,188
CorVel Corp. (A)	1,554	101,383
Covetrus, Inc. (A)	39,717	1,264,986
Cross Country Healthcare, Inc. (A)	6,707	47,150
CVS Health Corp.	299,119	16,131,488
DaVita, Inc. (A)	28,979	1,573,270
Diplomat Pharmacy, Inc. (A)	10,373	60,267
Encompass Health Corp.	41,027	2,395,977
Fresenius Medical Care AG & Company KGaA	49,852	4,029,034
Fresenius SE & Company KGaA	96,151	5,374,064
Guardant Health, Inc. (A)(B)	2,544	195,125
HCA Healthcare, Inc.	61,583	8,029,192
HealthEquity, Inc. (A)	32,017	2,368,618
Henry Schein, Inc. (A)	34,922	2,099,161
Humana, Inc.	31,265	8,316,490
Laboratory Corp. of America Holdings (A)	22,741	3,478,918
LHC Group, Inc. (A)	5,133	569,044
Magellan Health, Inc. (A)	4,267	281,281
McKesson Corp.	44,235	5,178,149
Medipal Holdings Corp.	39,541	940,832
MEDNAX, Inc. (A)	36,516	992,140
Molina Healthcare, Inc. (A)	25,968	3,686,417
National HealthCare Corp.	2,136	162,080
National Research Corp.	1,943	75,000
NMC Health PLC	23,993	715,153
Owens & Minor, Inc.	11,520	47,232
Patterson Companies, Inc.	48,768	1,065,581
PetIQ, Inc. (A)	2,796	87,822
Quest Diagnostics, Inc.	30,982	2,785,901
R1 RCM, Inc. (A)	17,944	173,518
RadNet, Inc. (A)	7,175	88,898
Ramsay Health Care, Ltd.	32,657	1,493,360
Ryman Healthcare, Ltd.	92,605	773,217
Select Medical Holdings Corp. (A)	19,167	270,063
Sonic Healthcare, Ltd.	100,195	1,748,651
Surgery Partners, Inc. (A)	3,674	41,443
Suzuken Company, Ltd.	16,648	965,663
Tenet Healthcare Corp. (A)	49,181	1,418,380
The Ensign Group, Inc.	8,680	444,329
The Providence Service Corp. (A)	1,986	132,307
Tivity Health, Inc. (A)	8,446	148,312
Triple-S Management Corp., Class B (A)	3,813	87,013
UnitedHealth Group, Inc.	221,258	54,708,253
Universal Health Services, Inc., Class B	19,270	2,577,748

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
US Physical Therapy, Inc.	2,189	$229,911
WellCare Health Plans, Inc. (A)	11,529	3,109,948

		190,474,873
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	101,545	968,739
Castlight Health, Inc., B Shares (A)	14,353	53,824
Cerner Corp. (A)	74,806	4,279,651
Computer Programs & Systems, Inc.	2,106	62,527
Evolent Health, Inc., Class A (A)	11,936	150,155
HealthStream, Inc. (A)	4,575	128,375
HMS Holdings Corp. (A)	14,445	427,716
Inovalon Holdings, Inc., Class A (A)	12,111	150,540
Inspire Medical Systems, Inc. (A)	2,587	146,890
M3, Inc.	97,086	1,633,925
Medidata Solutions, Inc. (A)	35,922	2,630,927
NextGen Healthcare, Inc. (A)	9,442	158,909
Omnicell, Inc. (A)	6,740	544,862
Simulations Plus, Inc.	2,158	45,555
Tabula Rasa HealthCare, Inc. (A)(B)	3,084	173,999
Teladoc Health, Inc. (A)	11,685	649,686
Vocera Communications, Inc. (A)	5,297	167,544

		12,373,824
Life sciences tools and services – 0.9%
Accelerate Diagnostics, Inc. (A)(B)	4,703	98,857
Agilent Technologies, Inc.	73,244	5,887,353
Bio-Rad Laboratories, Inc., Class A (A)	8,360	2,555,485
Bio-Techne Corp.	15,683	3,113,860
Cambrex Corp. (A)	5,858	227,583
Charles River Laboratories International, Inc. (A)	20,019	2,907,760
ChromaDex Corp. (A)(B)	8,058	33,763
Codexis, Inc. (A)	8,918	183,087
Enzo Biochem, Inc. (A)	9,459	25,823
Eurofins Scientific SE (B)	2,644	1,095,308
Fluidigm Corp. (A)	5,932	78,836
Harvard Bioscience, Inc. (A)	7,654	32,989
Illumina, Inc. (A)	33,897	10,531,459
IQVIA Holdings, Inc. (A)	36,486	5,248,511
Lonza Group AG (A)	17,166	5,329,299
Luminex Corp.	7,244	166,684
Medpace Holdings, Inc. (A)	3,780	222,907
Mettler-Toledo International, Inc. (A)	5,718	4,134,114
NanoString Technologies, Inc. (A)	4,586	109,743
NeoGenomics, Inc. (A)	14,357	293,744
Pacific Biosciences of California, Inc. (A)	24,176	174,792
PerkinElmer, Inc.	25,556	2,462,576
PRA Health Sciences, Inc. (A)	24,506	2,702,767
QIAGEN NV (A)	53,269	2,162,303
Quanterix Corp. (A)	1,616	41,741
Sartorius Stedim Biotech (B)	6,379	808,279
Syneos Health, Inc. (A)	36,176	1,872,470
Thermo Fisher Scientific, Inc.	92,829	25,409,154
Waters Corp. (A)	16,491	4,150,950

		82,062,197
Pharmaceuticals – 5.4%
Aclaris Therapeutics, Inc. (A)	6,929	41,505
Aerie Pharmaceuticals, Inc. (A)	6,230	295,925
Akcea Therapeutics, Inc. (A)	2,324	65,839
Akorn, Inc. (A)	17,198	60,537
Allergan PLC	72,101	10,556,307
Amneal Pharmaceuticals, Inc. (A)	15,245	216,022
Amphastar Pharmaceuticals, Inc. (A)	6,172	126,094
ANI Pharmaceuticals, Inc. (A)	1,425	100,520

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Aratana Therapeutics, Inc. (A)	8,850	$31,860
Arvinas, Inc. (A)	1,579	23,306
Assertio Therapeutics, Inc. (A)	10,892	55,222
Astellas Pharma, Inc.	433,547	6,514,379
AstraZeneca PLC	292,018	23,309,281
Bayer AG	214,955	13,841,362
Bristol-Myers Squibb Company	376,482	17,961,956
Catalent, Inc. (A)	60,509	2,456,060
Chugai Pharmaceutical Company, Ltd.	51,634	3,556,497
Collegium Pharmaceutical, Inc. (A)	5,217	78,985
Corcept Therapeutics, Inc. (A)(B)	17,054	200,214
Corium International, Inc. (A)(D)	5,285	951
Cymabay Therapeutics, Inc. (A)	10,558	140,210
Daiichi Sankyo Company, Ltd.	130,786	6,039,392
Dermira, Inc. (A)	6,322	85,663
Dova Pharmaceuticals, Inc. (A)	2,510	22,314
Durect Corp. (A)	32,078	20,078
Eisai Company, Ltd.	58,068	3,267,301
Eli Lilly & Company	212,482	27,571,664
Eloxx Pharmaceuticals, Inc. (A)	4,148	48,449
Endo International PLC (A)	39,072	313,748
Evolus, Inc. (A)(B)	1,647	37,173
GlaxoSmithKline PLC	1,143,634	23,759,891
H Lundbeck A/S	16,067	696,746
Hisamitsu Pharmaceutical Company, Inc.	13,184	608,144
Horizon Pharma PLC (A)	31,382	829,426
Innoviva, Inc. (A)	11,955	167,729
Intersect ENT, Inc. (A)	5,279	169,720
Intra-Cellular Therapies, Inc. (A)	8,011	97,574
Ipsen SA	8,699	1,192,903
Johnson & Johnson	614,088	85,843,362
Kala Pharmaceuticals, Inc. (A)	3,126	25,852
Kyowa Hakko Kirin Company, Ltd.	59,859	1,306,329
Lannett Company, Inc. (A)	5,467	43,025
Mallinckrodt PLC (A)	48,996	1,065,173
Marinus Pharmaceuticals, Inc. (A)	8,923	37,298
Merck & Company, Inc.	595,178	49,500,954
Merck KGaA	29,808	3,403,208
Mitsubishi Tanabe Pharma Corp.	58,334	781,348
Mylan NV (A)	118,920	3,370,193
MyoKardia, Inc. (A)	5,952	309,444
Nektar Therapeutics (A)	40,775	1,370,040
Neos Therapeutics, Inc. (A)	9,412	24,565
Novartis AG	499,764	48,037,041
Novo Nordisk A/S, B Shares	418,804	21,888,933
Ocular Therapeutix, Inc. (A)	6,969	27,667
Odonate Therapeutics, Inc. (A)	1,414	31,264
Omeros Corp. (A)(B)	8,276	143,754
Ono Pharmaceutical Company, Ltd.	87,700	1,723,342
Optinose, Inc. (A)	3,916	40,335
Orion OYJ, Class B	24,014	902,356
Otsuka Holdings Company, Ltd.	89,993	3,543,286
Pacira Pharmaceuticals, Inc. (A)	6,972	265,354
Paratek Pharmaceuticals, Inc. (A)(B)	6,290	33,714
Perrigo Company PLC	28,630	1,378,821
Pfizer, Inc.	1,280,151	54,368,013
Phibro Animal Health Corp., Class A	3,622	119,526
Prestige Consumer Healthcare, Inc. (A)	30,598	915,186
Reata Pharmaceuticals, Inc., Class A (A)	3,298	281,880
Recordati SpA	24,142	940,711
Revance Therapeutics, Inc. (A)	6,885	108,508
Roche Holding AG	161,951	44,626,384
Sanofi	259,742	22,967,460
Santen Pharmaceutical Company, Ltd.	84,500	1,262,965
Shionogi & Company, Ltd.	63,511	3,942,861

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
SIGA Technologies, Inc. (A)	9,358	$56,242
Sumitomo Dainippon Pharma Company, Ltd.	36,692	910,662
Supernus Pharmaceuticals, Inc. (A)	8,548	299,522
Taisho Pharmaceutical Holdings Company, Ltd.	8,316	794,451
Takeda Pharmaceutical Company, Ltd.	341,998	14,005,581
Teva Pharmaceutical Industries, Ltd., ADR (A)	224,008	3,512,445
The Medicines Company (A)(B)	12,097	338,111
TherapeuticsMD, Inc. (A)(B)	32,594	158,733
Theravance Biopharma, Inc. (A)	7,621	172,768
Tricida, Inc. (A)	3,265	126,094
UCB SA	29,157	2,504,654
Verrica Pharmaceuticals, Inc. (A)	2,173	23,490
Vifor Pharma AG	10,492	1,419,890
WaVe Life Sciences, Ltd. (A)	3,567	138,580
Xeris Pharmaceuticals, Inc. (A)	3,860	38,754
Zoetis, Inc.	110,390	11,112,961
Zogenix, Inc. (A)	7,342	403,883

		535,207,920

		1,272,297,107
Industrials – 11.4%
Aerospace and defense – 2.0%
AAR Corp.	5,744	186,737
Aerojet Rocketdyne Holdings, Inc. (A)	12,565	446,434
Aerovironment, Inc. (A)	3,678	251,612
Airbus SE	134,249	17,792,851
Arconic, Inc.	98,766	1,887,418
Astronics Corp. (A)	3,797	124,238
Axon Enterprise, Inc. (A)	9,994	543,774
BAE Systems PLC	737,616	4,636,479
Cubic Corp.	5,457	306,902
Curtiss-Wright Corp.	17,776	2,014,732
Dassault Aviation SA	583	859,921
Ducommun, Inc. (A)	1,838	79,990
General Dynamics Corp.	62,481	10,576,784
Harris Corp.	27,210	4,345,709
Huntington Ingalls Industries, Inc.	9,586	1,986,219
Kratos Defense & Security Solutions, Inc. (A)	15,355	239,999
L3 Technologies, Inc.	18,295	3,775,539
Leonardo SpA	93,502	1,088,996
Lockheed Martin Corp.	56,688	17,015,470
Maxar Technologies, Inc. (B)	10,491	42,174
Meggitt PLC	179,883	1,179,228
Mercury Systems, Inc. (A)	8,176	523,918
Moog, Inc., Class A	5,569	484,225
MTU Aero Engines AG	12,008	2,721,745
National Presto Industries, Inc.	843	91,508
Northrop Grumman Corp.	39,143	10,552,953
Raytheon Company	65,087	11,851,041
Rolls-Royce Holdings PLC (A)	391,451	4,609,960
Safran SA	76,946	10,546,276
Singapore Technologies Engineering, Ltd.	364,152	1,007,023
Teledyne Technologies, Inc. (A)	15,047	3,566,289
Textron, Inc.	54,136	2,742,530
Thales SA	24,578	2,944,692
The Boeing Company	121,161	46,213,229
The KeyW Holding Corp. (A)	8,844	76,235
TransDigm Group, Inc. (A)	11,222	5,094,676
Triumph Group, Inc.	8,530	162,582
United Technologies Corp.	186,923	24,092,505
Vectrus, Inc. (A)	2,032	54,031

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Wesco Aircraft Holdings, Inc. (A)	9,548	$83,927

		196,800,551
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	10,219	235,548
Atlas Air Worldwide Holdings, Inc. (A)	4,110	207,802
Bollore SA	202,438	915,398
C.H. Robinson Worldwide, Inc.	31,571	2,746,361
Deutsche Post AG	227,963	7,418,590
Echo Global Logistics, Inc. (A)	4,982	123,454
Expeditors International of Washington, Inc.	39,588	3,004,729
FedEx Corp.	55,387	10,047,756
Forward Air Corp.	5,030	325,592
Hub Group, Inc., Class A (A)	5,688	232,355
Radiant Logistics, Inc. (A)	7,011	44,169
Royal Mail PLC	207,270	644,049
SG Holdings Company, Ltd.	22,100	644,715
United Parcel Service, Inc., Class B	160,497	17,933,935
XPO Logistics, Inc. (A)(B)	45,362	2,437,754
Yamato Holdings Company, Ltd.	71,093	1,839,234

		48,801,441
Airlines – 0.3%
Alaska Air Group, Inc.	28,149	1,579,722
Allegiant Travel Company	2,262	292,861
American Airlines Group, Inc.	92,229	2,929,193
ANA Holdings, Inc. (B)	26,449	970,354
Delta Air Lines, Inc.	142,527	7,361,520
Deutsche Lufthansa AG	54,696	1,202,274
easyJet PLC	36,592	533,095
Hawaiian Holdings, Inc.	8,659	227,299
Japan Airlines Company, Ltd.	26,540	935,257
JetBlue Airways Corp. (A)	127,376	2,083,871
Ryanair Holdings PLC, ADR (A)	6,385	478,492
Singapore Airlines, Ltd.	124,727	890,630
SkyWest, Inc.	8,920	484,267
Southwest Airlines Company	114,740	5,956,153
Spirit Airlines, Inc. (A)	11,942	631,254
United Continental Holdings, Inc. (A)	51,692	4,123,988

		30,680,230
Building products – 0.5%
AAON, Inc.	7,159	330,603
Advanced Drainage Systems, Inc.	6,292	162,145
AGC, Inc.	42,076	1,477,938
Allegion PLC	21,792	1,976,752
American Woodmark Corp. (A)	2,472	204,261
AO Smith Corp.	32,736	1,745,484
Apogee Enterprises, Inc.	4,753	178,190
Armstrong Flooring, Inc. (A)	4,107	55,855
Assa Abloy AB, B Shares	231,391	4,993,953
Builders FirstSource, Inc. (A)	20,015	267,000
Caesarstone, Ltd. (B)	4,491	70,105
Cie de Saint-Gobain	114,841	4,164,017
Continental Building Products, Inc. (A)	6,502	161,185
CSW Industrials, Inc. (A)	2,596	148,725
Daikin Industries, Ltd.	57,497	6,758,463
Fortune Brands Home & Security, Inc.	32,454	1,545,135
Geberit AG	8,563	3,502,183
Gibraltar Industries, Inc. (A)	5,542	225,061
Griffon Corp.	6,392	118,124
Insteel Industries, Inc.	3,355	70,187
JELD-WEN Holding, Inc. (A)	12,077	213,280
Johnson Controls International PLC	210,508	7,776,166
Kingspan Group PLC	35,409	1,640,742
Lennox International, Inc.	14,911	3,942,468

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
LIXIL Group Corp.	61,550	$822,649
Masco Corp.	67,941	2,670,761
Masonite International Corp. (A)	4,650	231,989
NCI Building Systems, Inc. (A)	7,953	48,990
Patrick Industries, Inc. (A)	4,094	185,540
PGT Innovations, Inc. (A)	10,118	140,134
Quanex Building Products Corp.	6,042	96,007
Resideo Technologies, Inc. (A)	51,183	987,320
Simpson Manufacturing Company, Inc.	7,123	422,180
TOTO, Ltd. (B)	32,700	1,390,403
Trex Company, Inc. (A)	35,388	2,177,070
Universal Forest Products, Inc.	10,453	312,440

		51,213,505
Commercial services and supplies – 0.6%
ABM Industries, Inc.	11,463	416,680
ACCO Brands Corp.	17,936	153,532
Advanced Disposal Services, Inc. (A)	12,624	353,472
Babcock International Group PLC	58,220	374,592
Brady Corp., Class A	8,151	378,288
Brambles, Ltd.	367,631	3,073,357
BrightView Holdings, Inc. (A)	5,332	76,781
Casella Waste Systems, Inc., Class A (A)	7,631	271,358
CECO Environmental Corp. (A)	5,740	41,328
Cimpress NV (A)	3,872	310,263
Cintas Corp.	19,534	3,948,017
Clean Harbors, Inc. (A)	21,108	1,509,855
Copart, Inc. (A)	46,299	2,805,256
Covanta Holding Corp.	20,469	354,318
Dai Nippon Printing Company, Ltd.	56,073	1,343,108
Deluxe Corp.	26,205	1,145,683
Edenred	55,155	2,511,788
Ennis, Inc.	4,573	94,935
G4S PLC	357,731	856,034
Healthcare Services Group, Inc.	43,616	1,438,892
Heritage-Crystal Clean, Inc. (A)	2,657	72,935
Herman Miller, Inc.	34,686	1,220,253
HNI Corp.	25,644	930,621
Interface, Inc.	10,555	161,703
ISS A/S	38,506	1,172,765
Kimball International, Inc., Class B	6,558	92,730
Knoll, Inc.	8,494	160,622
LSC Communications, Inc.	6,690	43,686
Matthews International Corp., Class A	5,539	204,666
McGrath RentCorp	4,147	234,596
Mobile Mini, Inc.	7,783	264,155
MSA Safety, Inc.	20,461	2,115,667
Multi-Color Corp.	2,472	123,328
Park24 Company, Ltd.	26,700	580,458
PICO Holdings, Inc. (A)	4,433	43,887
Pitney Bowes, Inc.	111,169	763,731
Quad/Graphics, Inc.	5,769	68,651
Republic Services, Inc.	49,689	3,994,002
Rollins, Inc.	33,498	1,394,187
RR Donnelley & Sons Company	13,091	61,790
Secom Company, Ltd.	48,455	4,155,449
Securitas AB, B Shares	72,252	1,168,759
Societe BIC SA	5,926	528,291
Sohgo Security Services Company, Ltd.	16,500	719,700
SP Plus Corp. (A)	3,993	136,241
Steelcase, Inc., Class A	14,866	216,300
Stericycle, Inc. (A)	35,446	1,928,971
Team, Inc. (A)	5,337	93,398
Tetra Tech, Inc.	9,633	574,030
The Brink’s Company	29,355	2,213,661
Toppan Printing Company, Ltd.	56,462	854,454

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	2,631	$403,859
US Ecology, Inc.	3,859	216,027
Viad Corp.	3,459	194,707
VSE Corp.	1,627	51,381
Waste Management, Inc.	89,898	9,341,301

		57,958,499
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	58,956	2,591,816
AECOM (A)	64,844	1,923,921
Aegion Corp. (A)	5,928	104,155
Ameresco, Inc., Class A (A)	3,444	55,724
Argan, Inc.	2,554	127,572
Bouygues SA	50,863	1,818,283
CIMIC Group, Ltd.	22,625	777,152
Comfort Systems USA, Inc.	6,397	335,139
Dycom Industries, Inc. (A)	18,335	842,310
Eiffage SA	18,142	1,743,952
EMCOR Group, Inc.	33,214	2,427,279
Ferrovial SA	113,854	2,667,993
Fluor Corp.	31,814	1,170,755
Granite Construction, Inc.	27,074	1,168,243
Great Lakes Dredge & Dock Corp. (A)	9,991	89,020
HOCHTIEF AG	4,927	713,882
Jacobs Engineering Group, Inc.	27,037	2,032,912
JGC Corp. (B)	47,906	638,759
Kajima Corp.	103,885	1,536,742
KBR, Inc.	83,115	1,586,665
MasTec, Inc. (A)	36,606	1,760,749
MYR Group, Inc. (A)	2,938	101,743
Northwest Pipe Company (A)	1,778	42,672
NV5 Global, Inc. (A)	1,646	97,707
Obayashi Corp.	150,115	1,512,961
Primoris Services Corp.	7,408	153,197
Quanta Services, Inc.	32,635	1,231,645
Shimizu Corp.	127,729	1,112,420
Skanska AB, B Shares (B)	78,726	1,431,767
Sterling Construction Company, Inc. (A)	4,966	62,174
Taisei Corp.	49,273	2,292,317
Tutor Perini Corp. (A)	6,599	112,975
Valmont Industries, Inc.	9,117	1,186,122
Vinci SA	117,167	11,400,563
WillScot Corp. (A)	7,110	78,850

		46,930,136
Electrical equipment – 0.8%
ABB, Ltd.	425,348	7,994,162
Acuity Brands, Inc.	16,573	1,988,926
Allied Motion Technologies, Inc.	1,295	44,522
AMETEK, Inc.	52,391	4,346,881
Atkore International Group, Inc. (A)	6,850	147,481
AZZ, Inc.	4,562	186,723
Eaton Corp. PLC	97,695	7,870,309
Emerson Electric Company	141,744	9,705,212
Encore Wire Corp.	3,538	202,444
Energous Corp. (A)(B)	4,682	29,684
EnerSys	25,379	1,653,696
Enphase Energy, Inc. (A)(B)	15,049	138,902
Fuji Electric Company, Ltd.	27,640	786,936
Generac Holdings, Inc. (A)	10,489	537,351
Hubbell, Inc.	22,685	2,676,376
Legrand SA	61,681	4,129,542
Melrose Industries PLC	1,120,630	2,676,671
Mitsubishi Electric Corp.	420,997	5,431,864
Nidec Corp.	51,593	6,569,584
nVent Electric PLC	66,995	1,807,525

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
OSRAM Licht AG	22,360	$770,284
Plug Power, Inc. (A)(B)	38,493	92,383
Powell Industries, Inc.	1,662	44,126
Preformed Line Products Company	634	33,659
Prysmian SpA	55,768	1,056,945
Regal Beloit Corp.	17,776	1,455,321
Rockwell Automation, Inc.	27,575	4,838,310
Schneider Electric SE	126,872	9,958,000
Siemens Gamesa Renewable Energy SA (A)	55,089	878,104
Sunrun, Inc. (A)	16,733	235,266
Thermon Group Holdings, Inc. (A)	5,788	141,864
TPI Composites, Inc. (A)	2,573	73,639
Vestas Wind Systems A/S	45,066	3,798,440
Vicor Corp. (A)	3,062	94,983
Vivint Solar, Inc. (A)	7,295	36,256

		82,432,371
Industrial conglomerates – 1.3%
3M Company	132,773	27,587,574
Carlisle Companies, Inc.	23,802	2,918,601
CK Hutchison Holdings, Ltd.	623,238	6,553,567
DCC PLC	22,712	1,965,121
General Electric Company	2,007,398	20,053,906
Honeywell International, Inc.	168,117	26,717,154
Jardine Matheson Holdings, Ltd.	51,100	3,190,152
Jardine Strategic Holdings, Ltd.	51,300	1,924,255
Keihan Holdings Company, Ltd.	22,400	943,024
Keppel Corp., Ltd.	336,845	1,549,940
NWS Holdings, Ltd.	361,599	791,669
Raven Industries, Inc.	6,213	238,393
Roper Technologies, Inc.	23,892	8,170,347
Sembcorp Industries, Ltd.	230,222	434,204
Siemens AG	176,406	18,971,139
Smiths Group PLC	91,578	1,713,678
Toshiba Corp.	150,328	4,791,532

		128,514,256
Machinery – 2.1%
Actuant Corp., Class A	10,608	258,517
AGCO Corp.	26,706	1,857,402
Alamo Group, Inc.	1,678	167,699
Albany International Corp., Class A	4,970	355,802
Alfa Laval AB	67,883	1,560,019
Alstom SA	36,135	1,566,882
Altra Industrial Motion Corp.	10,491	325,746
Amada Holdings Company, Ltd.	78,752	781,397
ANDRITZ AG	16,902	724,920
Astec Industries, Inc.	4,066	153,532
Atlas Copco AB, A Shares	154,970	4,168,851
Atlas Copco AB, B Shares	89,957	2,231,150
Barnes Group, Inc.	8,252	424,235
Blue Bird Corp. (A)	2,840	48,081
Briggs & Stratton Corp.	7,179	84,928
Caterpillar, Inc.	132,716	17,981,691
Chart Industries, Inc. (A)	5,348	484,101
CIRCOR International, Inc. (A)	2,913	94,964
CNH Industrial NV	234,365	2,387,868
Colfax Corp. (A)	39,469	1,171,440
Columbus McKinnon Corp.	3,936	135,202
Commercial Vehicle Group, Inc. (A)	5,760	44,179
Crane Company	21,117	1,786,921
Cummins, Inc.	33,384	5,270,332
Daifuku Company, Ltd. (B)	23,400	1,224,036
Deere & Company	73,439	11,738,490
DMC Global, Inc.	2,477	122,958
Donaldson Company, Inc.	53,091	2,657,735

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Douglas Dynamics, Inc.	3,921	$149,272
Dover Corp.	33,445	3,137,141
Energy Recovery, Inc. (A)(B)	6,568	57,339
EnPro Industries, Inc.	3,539	228,089
Epiroc AB, Class A (A)	151,777	1,532,895
Epiroc AB, Class B (A)	90,304	865,186
ESCO Technologies, Inc.	4,409	295,535
Evoqua Water Technologies Corp. (A)	13,494	169,755
FANUC Corp.	44,718	7,647,389
Federal Signal Corp.	10,199	265,072
Flowserve Corp.	29,728	1,341,922
Fortive Corp.	67,916	5,697,473
Franklin Electric Company, Inc.	8,043	410,917
GEA Group AG	37,584	985,031
Global Brass & Copper Holdings, Inc.	3,797	130,769
Graco, Inc.	68,685	3,401,281
Graham Corp.	1,931	37,906
Harsco Corp. (A)	14,074	283,732
Hillenbrand, Inc.	10,841	450,227
Hino Motors, Ltd.	60,142	507,728
Hitachi Construction Machinery Company, Ltd.	24,852	662,524
Hoshizaki Corp.	12,500	775,955
Hurco Companies, Inc.	1,193	48,114
Hyster-Yale Materials Handling, Inc.	1,859	115,927
IDEX Corp.	31,495	4,779,051
IHI Corp.	33,976	818,496
Illinois Tool Works, Inc.	69,609	9,990,980
Ingersoll-Rand PLC	55,842	6,028,144
ITT, Inc.	36,314	2,106,212
John Bean Technologies Corp.	5,454	501,168
JTEKT Corp.	47,793	590,152
Kadant, Inc.	1,879	165,277
Kawasaki Heavy Industries, Ltd.	32,920	814,214
Kennametal, Inc.	48,308	1,775,319
KION Group AG	16,380	857,135
Komatsu, Ltd.	212,976	4,967,356
Kone OYJ, B Shares	78,288	3,954,185
Kubota Corp.	227,852	3,311,888
Kurita Water Industries, Ltd.	22,927	587,046
LB Foster Company, Class A (A)	2,084	39,221
Lincoln Electric Holdings, Inc.	26,278	2,203,936
Lindsay Corp.	1,869	180,901
Lydall, Inc. (A)	3,056	71,694
Makita Corp.	51,752	1,808,729
Manitex International, Inc. (A)	3,384	25,888
Meritor, Inc. (A)	13,852	281,888
Metso OYJ	24,363	839,965
Milacron Holdings Corp. (A)	12,244	138,602
Miller Industries, Inc.	1,962	60,528
MINEBEA MITSUMI, Inc. (B)	88,700	1,338,879
MISUMI Group, Inc.	65,500	1,635,350
Mitsubishi Heavy Industries, Ltd.	70,163	2,919,757
Mueller Industries, Inc.	9,897	310,172
Mueller Water Products, Inc., Class A	26,789	268,962
Nabtesco Corp.	25,989	761,579
Navistar International Corp. (A)	8,592	277,522
NGK Insulators, Ltd.	60,761	885,212
NN, Inc.	7,683	57,546
Nordson Corp.	21,438	2,840,964
NSK, Ltd.	82,998	780,366
Omega Flex, Inc.	514	38,961
Oshkosh Corp.	29,104	2,186,584
PACCAR, Inc.	79,956	5,448,202
Parker-Hannifin Corp.	29,835	5,120,283

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Park-Ohio Holdings Corp.	1,681	$54,431
Pentair PLC	36,394	1,619,897
Proto Labs, Inc. (A)	4,703	494,473
RBC Bearings, Inc. (A)	4,136	525,975
REV Group, Inc.	5,629	61,638
Rexnord Corp. (A)	18,138	455,989
Sandvik AB	260,598	4,238,394
Schindler Holding AG	4,711	975,330
Schindler Holding AG, Participation Certificates	9,367	1,943,624
SKF AB, B Shares (B)	87,775	1,460,339
SMC Corp.	13,247	4,993,539
Snap-on, Inc.	12,839	2,009,560
Spartan Motors, Inc.	6,353	56,097
SPX Corp. (A)	7,397	257,342
SPX FLOW, Inc. (A)	7,336	234,018
Standex International Corp.	2,188	160,599
Stanley Black & Decker, Inc.	34,911	4,753,831
Sumitomo Heavy Industries, Ltd.	25,625	832,806
Sun Hydraulics Corp.	5,101	237,248
Tennant Company	3,107	192,914
Terex Corp.	25,729	826,673
The Eastern Company	1,079	29,694
The Gorman-Rupp Company	2,997	101,718
The Greenbrier Companies, Inc.	5,568	179,457
The Manitowoc Company, Inc. (A)	6,341	104,056
The Timken Company	28,327	1,235,624
The Toro Company	44,107	3,036,326
The Weir Group PLC	56,908	1,156,655
THK Company, Ltd.	27,852	691,742
Titan International, Inc.	9,699	57,903
TriMas Corp. (A)	7,946	240,208
Trinity Industries, Inc.	55,383	1,203,473
Twin Disc, Inc. (A)	1,946	32,401
Volvo AB, B Shares	361,590	5,610,480
Wabash National Corp.	9,456	128,129
Wabtec Corp. (B)	30,770	2,268,364
Wartsila OYJ ABP	102,627	1,659,756
Watts Water Technologies, Inc., Class A	4,785	386,724
Woodward, Inc.	32,512	3,085,064
Xylem, Inc.	41,408	3,272,888
Yangzijiang Shipbuilding Holdings, Ltd.	552,215	613,212

		212,253,162
Marine – 0.1%
A.P. Moller—Maersk A/S, Series A	874	1,057,678
A.P. Moller—Maersk A/S, Series B	1,501	1,903,039
Costamare, Inc.	9,207	47,876
Eagle Bulk Shipping, Inc. (A)	8,776	40,808
Kirby Corp. (A)	22,426	1,684,417
Kuehne + Nagel International AG (B)	12,458	1,709,310
Matson, Inc.	7,400	267,066
Mitsui OSK Lines, Ltd. (B)	26,404	569,697
Nippon Yusen KK (B)	35,225	517,287
Scorpio Bulkers, Inc.	10,399	39,932

		7,837,110
Professional services – 0.7%
Acacia Research Corp. (A)	9,917	32,329
Adecco Group AG	36,489	1,948,679
ASGN, Inc. (A)	30,688	1,948,381
Barrett Business Services, Inc.	1,266	97,900
BG Staffing, Inc.	1,544	33,721
Bureau Veritas SA	61,194	1,435,659
CBIZ, Inc. (A)	8,889	179,913
CRA International, Inc.	1,416	71,565
Equifax, Inc.	27,845	3,299,633

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Experian PLC	209,850	$5,679,667
Exponent, Inc.	8,917	514,689
Forrester Research, Inc.	1,831	88,529
Franklin Covey Company (A)	1,923	48,652
FTI Consulting, Inc. (A)	6,519	500,790
GP Strategies Corp. (A)	2,528	30,715
Heidrick & Struggles International, Inc.	3,260	124,956
Huron Consulting Group, Inc. (A)	3,837	181,183
ICF International, Inc.	3,089	235,011
IHS Markit, Ltd. (A)	83,809	4,557,533
InnerWorkings, Inc. (A)	8,777	31,773
Insperity, Inc.	22,123	2,735,730
Intertek Group PLC	37,222	2,357,985
Kelly Services, Inc., Class A	5,410	119,345
Kforce, Inc.	4,037	141,779
Korn Ferry	9,848	440,993
ManpowerGroup, Inc.	25,088	2,074,527
Mistras Group, Inc. (A)	3,548	48,998
Navigant Consulting, Inc.	7,390	143,883
Nielsen Holdings PLC	82,044	1,941,981
Persol Holdings Company, Ltd.	40,900	664,151
Randstad NV (B)	27,508	1,343,159
Recruit Holdings Company, Ltd.	254,100	7,285,158
RELX PLC	235,661	5,042,974
RELX PLC (Euronext Amsterdam Exchange)	218,338	4,666,887
Resources Connection, Inc.	5,253	86,885
Robert Half International, Inc.	27,490	1,791,248
SEEK, Ltd.	77,017	960,797
SGS SA	1,233	3,071,029
Teleperformance	13,319	2,394,313
TriNet Group, Inc. (A)	7,584	453,068
TrueBlue, Inc. (A)	7,074	167,229
Upwork, Inc. (A)	2,288	43,792
Verisk Analytics, Inc.	37,702	5,014,366
WageWorks, Inc. (A)	6,950	262,432
Willdan Group, Inc. (A)	1,719	63,723
Wolters Kluwer NV	64,552	4,397,875

		68,755,585
Road and rail – 1.2%
ArcBest Corp.	4,540	139,787
Aurizon Holdings, Ltd.	459,022	1,484,009
Avis Budget Group, Inc. (A)	37,836	1,318,963
Central Japan Railway Company	33,276	7,734,887
ComfortDelGro Corp., Ltd.	499,518	949,406
Covenant Transportation Group, Inc., Class A (A)	2,208	41,908
CSX Corp.	178,674	13,368,389
Daseke, Inc. (A)	8,046	40,954
DSV A/S	43,310	3,584,001
East Japan Railway Company	70,440	6,802,107
Genesee & Wyoming, Inc., Class A (A)	23,375	2,036,898
Hankyu Hanshin Holdings, Inc.	52,700	1,978,233
Heartland Express, Inc.	8,051	155,223
Hertz Global Holdings, Inc. (A)	9,603	166,804
J.B. Hunt Transport Services, Inc.	20,069	2,032,789
Kansas City Southern	23,291	2,701,290
Keikyu Corp. (B)	50,879	864,430
Keio Corp.	23,715	1,534,048
Keisei Electric Railway Company, Ltd.	29,794	1,083,503
Kintetsu Group Holdings Company, Ltd.	39,574	1,845,964
Knight-Swift Transportation Holdings, Inc.	51,737	1,690,765
Kyushu Railway Company	36,900	1,213,823
Landstar System, Inc.	16,668	1,823,313

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Marten Transport, Ltd.	6,964	$124,168
MTR Corp., Ltd.	354,315	2,195,290
Nagoya Railroad Company, Ltd.	41,999	1,163,886
Nippon Express Company, Ltd.	17,246	961,570
Norfolk Southern Corp.	61,677	11,526,815
Odakyu Electric Railway Company, Ltd.	67,979	1,649,615
Old Dominion Freight Line, Inc.	26,973	3,894,631
Ryder System, Inc.	22,097	1,369,793
Saia, Inc. (A)	4,454	272,139
Seibu Holdings, Inc.	51,500	902,340
Tobu Railway Company, Ltd.	44,073	1,273,785
Tokyu Corp.	115,208	2,013,973
U.S. Xpress Enterprises, Inc., Class A (A)	4,325	28,588
Union Pacific Corp.	166,690	27,870,568
Universal Logistics Holdings, Inc.	1,611	31,704
USA Truck, Inc. (A)	1,597	23,061
Werner Enterprises, Inc.	26,215	895,242
West Japan Railway Company	37,725	2,842,417
YRC Worldwide, Inc. (A)	6,241	41,752

		113,672,831
Trading companies and distributors – 0.6%
AerCap Holdings NV (A)	28,881	1,344,122
Aircastle, Ltd.	9,277	187,766
Applied Industrial Technologies, Inc.	6,641	394,940
Ashtead Group PLC	110,637	2,674,607
Beacon Roofing Supply, Inc. (A)	11,910	383,026
BlueLinx Holdings, Inc. (A)	1,629	43,397
BMC Stock Holdings, Inc. (A)	11,892	210,132
Brenntag AG	35,760	1,838,537
Bunzl PLC	77,801	2,567,904
CAI International, Inc. (A)	3,015	69,948
DXP Enterprises, Inc. (A)	2,812	109,443
EVI Industries, Inc.	664	25,318
Fastenal Company	65,989	4,243,753
Ferguson PLC	53,545	3,410,336
Foundation Building Materials, Inc. (A)	3,113	30,632
GATX Corp.	21,715	1,658,375
GMS, Inc. (A)	5,866	88,694
H&E Equipment Services, Inc.	5,614	140,968
Herc Holdings, Inc. (A)	4,265	166,250
ITOCHU Corp.	310,904	5,634,753
Kaman Corp.	4,729	276,363
Lawson Products, Inc. (A)	1,206	37,820
Marubeni Corp.	361,259	2,504,753
Mitsubishi Corp.	311,806	8,681,056
Mitsui & Company, Ltd.	382,003	5,944,132
MonotaRO Company, Ltd.	28,900	646,052
MRC Global, Inc. (A)	14,682	256,641
MSC Industrial Direct Company, Inc., Class A	18,761	1,551,722
NOW, Inc. (A)	63,903	892,086
Rexel SA	70,362	794,056
Rush Enterprises, Inc., Class A	5,002	209,134
Rush Enterprises, Inc., Class B	1,009	41,904
SiteOne Landscape Supply, Inc. (A)	7,071	404,108
Sumitomo Corp.	260,038	3,605,242
Systemax, Inc.	2,164	48,993
Textainer Group Holdings, Ltd. (A)	4,957	47,835
Titan Machinery, Inc. (A)	3,398	52,873
Toyota Tsusho Corp.	49,182	1,606,967
Triton International, Ltd.	8,966	278,843
United Rentals, Inc. (A)	18,364	2,098,087
Univar, Inc. (A)	1,740	38,566
Veritiv Corp. (A)	2,092	55,061

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
W.W. Grainger, Inc.	10,403	$3,130,575
Watsco, Inc.	13,369	1,914,574
Willis Lease Finance Corp. (A)	597	25,307

		60,365,651
Transportation infrastructure – 0.2%
Aena SME SA (C)	15,567	2,805,032
Aeroports de Paris	6,844	1,324,164
Atlantia SpA (B)	114,179	2,961,107
Auckland International Airport, Ltd.	223,500	1,239,889
Fraport AG Frankfurt Airport Services Worldwide	9,595	736,079
Getlink SE	107,767	1,634,205
Japan Airport Terminal Company, Ltd.	10,700	453,359
Kamigumi Company, Ltd.	24,806	575,334
SATS, Ltd.	156,200	590,276
Sydney Airport	254,946	1,345,818
Transurban Group	615,955	5,777,101

		19,442,364

		1,125,657,692
Information technology – 15.3%
Communications equipment – 1.0%
Acacia Communications, Inc. (A)	4,760	272,986
ADTRAN, Inc.	8,473	116,080
Aerohive Networks, Inc. (A)	6,581	29,812
Applied Optoelectronics, Inc. (A)	3,509	42,810
Arista Networks, Inc. (A)	12,052	3,789,872
ARRIS International PLC (A)	68,024	2,150,239
CalAmp Corp. (A)	6,118	76,964
Calix, Inc. (A)	8,060	62,062
Casa Systems, Inc. (A)	4,857	40,313
Ciena Corp. (A)	84,582	3,158,292
Cisco Systems, Inc.	1,015,059	54,803,035
Clearfield, Inc. (A)	2,345	34,472
Comtech Telecommunications Corp.	4,103	95,272
Digi International, Inc. (A)	5,024	63,654
Extreme Networks, Inc. (A)	20,208	151,358
F5 Networks, Inc. (A)	13,711	2,151,667
Finisar Corp. (A)	20,373	472,042
Harmonic, Inc. (A)	15,242	82,612
Infinera Corp. (A)	27,335	118,634
InterDigital, Inc.	19,422	1,281,464
Juniper Networks, Inc.	79,472	2,103,624
KVH Industries, Inc. (A)	3,360	34,238
Lumentum Holdings, Inc. (A)	44,837	2,535,084
Motorola Solutions, Inc.	37,789	5,306,331
NETGEAR, Inc. (A)	5,485	181,663
NetScout Systems, Inc. (A)	42,168	1,183,656
Nokia OYJ	1,299,079	7,400,361
Plantronics, Inc.	19,380	893,612
Quantenna Communications, Inc. (A)	6,040	146,953
Ribbon Communications, Inc. (A)	10,000	51,500
Telefonaktiebolaget LM Ericsson, B Shares	708,241	6,524,236
ViaSat, Inc. (A)(B)	33,242	2,576,255
Viavi Solutions, Inc. (A)	39,531	489,394

		98,420,547
Electronic equipment, instruments and components – 1.1%
Alps Alpine Company, Ltd.	49,100	1,026,582
Amphenol Corp., Class A	68,746	6,492,372
Anixter International, Inc. (A)	5,114	286,947
Arlo Technologies, Inc. (A)	13,599	56,164
Arrow Electronics, Inc. (A)	35,285	2,719,062
Avnet, Inc.	45,050	1,953,819
AVX Corp.	8,056	139,691

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Badger Meter, Inc.	4,964	$276,197
Bel Fuse, Inc., Class B	1,824	46,111
Belden, Inc.	23,408	1,257,010
Benchmark Electronics, Inc.	7,635	200,419
Cognex Corp.	70,976	3,609,839
Coherent, Inc. (A)	10,097	1,430,947
Control4 Corp. (A)	4,719	79,893
Corning, Inc.	181,457	6,006,227
CTS Corp.	5,673	166,616
Daktronics, Inc.	6,805	50,697
ePlus, Inc. (A)	2,347	207,803
Fabrinet (A)	6,183	323,742
FARO Technologies, Inc. (A)	3,037	133,355
Fitbit, Inc., Class A (A)	37,203	220,242
FLIR Systems, Inc.	31,257	1,487,208
Hamamatsu Photonics KK	32,400	1,256,897
Hexagon AB, B Shares	60,042	3,137,948
Hirose Electric Company, Ltd.	7,075	744,982
Hitachi High-Technologies Corp.	15,884	652,663
Hitachi, Ltd.	222,794	7,238,715
II-VI, Inc. (A)	10,935	407,219
Ingenico Group SA	13,834	988,187
Insight Enterprises, Inc. (A)	6,110	336,417
IPG Photonics Corp. (A)	8,165	1,239,284
Iteris, Inc. (A)	5,759	24,015
Itron, Inc. (A)	5,917	276,028
Jabil, Inc.	58,500	1,555,515
KEMET Corp.	9,689	164,422
Keyence Corp.	22,400	14,004,369
Keysight Technologies, Inc. (A)	43,293	3,775,150
Kimball Electronics, Inc. (A)	4,437	68,729
Knowles Corp. (A)	15,062	265,543
Kyocera Corp.	73,963	4,355,153
Littelfuse, Inc.	10,266	1,873,340
Maxwell Technologies, Inc. (A)	8,062	36,037
Mesa Laboratories, Inc.	574	132,307
Methode Electronics, Inc.	6,364	183,156
MTS Systems Corp.	3,122	170,024
Murata Manufacturing Company, Ltd.	124,539	6,232,549
Napco Security Technologies, Inc. (A)	2,132	44,218
National Instruments Corp.	46,701	2,071,656
Nippon Electric Glass Company, Ltd.	19,524	518,737
nLight, Inc. (A)	4,034	89,878
Novanta, Inc. (A)	5,664	479,911
Omron Corp. (B)	44,418	2,086,811
OSI Systems, Inc. (A)	2,903	254,303
PAR Technology Corp. (A)	1,977	48,357
Park Electrochemical Corp.	3,432	53,882
PC Connection, Inc.	2,008	73,633
Plexus Corp. (A)	5,317	324,071
Rogers Corp. (A)	3,199	508,257
Sanmina Corp. (A)	11,764	339,391
ScanSource, Inc. (A)	4,348	155,745
Shimadzu Corp.	51,192	1,485,838
SYNNEX Corp.	24,462	2,333,430
TDK Corp.	29,821	2,347,037
TE Connectivity, Ltd.	78,154	6,310,936
Tech Data Corp. (A)	22,002	2,253,225
Trimble, Inc. (A)	104,536	4,223,254
TTM Technologies, Inc. (A)	16,535	193,956
Venture Corp., Ltd.	63,300	841,018
Vishay Intertechnology, Inc.	77,876	1,438,370
Vishay Precision Group, Inc. (A)	1,838	62,878
Yaskawa Electric Corp.	55,310	1,746,333

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Yokogawa Electric Corp.	52,692	$1,094,188
Zebra Technologies Corp., Class A (A)	22,395	4,692,424

		113,361,329
IT services – 3.4%
Accenture PLC, Class A	146,986	25,872,476
Adyen NV (A)(C)	1,701	1,334,183
Akamai Technologies, Inc. (A)	37,637	2,698,949
Alliance Data Systems Corp.	10,521	1,840,965
Amadeus IT Group SA	101,106	8,103,532
Atos SE	22,104	2,133,879
Automatic Data Processing, Inc.	100,447	16,045,404
Brightcove, Inc. (A)	6,816	57,323
Broadridge Financial Solutions, Inc.	26,685	2,766,968
CACI International, Inc., Class A (A)	14,591	2,655,854
Capgemini SE	36,927	4,480,790
Carbonite, Inc. (A)	5,676	140,822
Cardtronics PLC, Class A (A)	6,942	246,996
Cass Information Systems, Inc.	2,559	121,041
Cognizant Technology Solutions Corp., Class A	132,623	9,608,536
Computershare, Ltd.	106,239	1,291,466
CoreLogic, Inc. (A)	33,272	1,239,715
CSG Systems International, Inc.	5,724	242,125
DXC Technology Company	61,876	3,979,246
Endurance International Group Holdings, Inc. (A)	12,581	91,212
Everi Holdings, Inc. (A)	11,885	125,030
EVERTEC, Inc.	10,477	291,365
Evo Payments, Inc., Class A (A)	4,399	127,791
Exela Technologies, Inc. (A)	8,961	29,930
ExlService Holdings, Inc. (A)	5,832	350,037
Fidelity National Information Services, Inc.	74,467	8,422,218
Fiserv, Inc. (A)	90,292	7,970,978
FleetCor Technologies, Inc. (A)	19,800	4,882,482
Fujitsu, Ltd.	45,323	3,277,741
Gartner, Inc. (A)	20,695	3,139,018
Global Payments, Inc.	36,350	4,962,502
GTT Communications, Inc. (A)	7,430	257,821
I3 Verticals, Inc., Class A (A)	1,785	42,876
IBM Corp.	205,201	28,953,861
Information Services Group, Inc. (A)	7,315	27,285
Jack Henry & Associates, Inc.	17,800	2,469,572
Leidos Holdings, Inc.	60,727	3,891,993
Limelight Networks, Inc. (A)	20,614	66,583
LiveRamp Holdings, Inc. (A)	40,086	2,187,493
ManTech International Corp., Class A	4,572	246,979
Mastercard, Inc., Class A	208,144	49,007,505
MAXIMUS, Inc.	37,553	2,665,512
NIC, Inc.	11,129	190,195
Nomura Research Institute, Ltd.	26,000	1,184,289
NTT Data Corp. (B)	145,110	1,604,292
Obic Company, Ltd.	14,900	1,506,757
Otsuka Corp.	24,000	897,896
Paychex, Inc.	73,699	5,910,660
PayPal Holdings, Inc. (A)	270,522	28,091,004
Perficient, Inc. (A)	5,625	154,069
Perspecta, Inc.	83,103	1,680,343
Presidio, Inc.	7,254	107,359
PRGX Global, Inc. (A)	4,023	31,862
Sabre Corp.	114,270	2,444,235
Science Applications International Corp.	29,855	2,297,342
Sykes Enterprises, Inc. (A)	6,874	194,397
The Hackett Group, Inc.	4,389	69,346

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
The Western Union Company	100,673	$1,859,430
Total System Services, Inc.	37,543	3,566,960
Travelport Worldwide, Ltd.	21,816	343,166
TTEC Holdings, Inc.	2,562	92,821
Tucows, Inc., Class A (A)	1,661	134,840
Unisys Corp. (A)	8,848	103,256
VeriSign, Inc. (A)	24,289	4,409,911
Virtusa Corp. (A)	4,944	264,257
Visa, Inc., Class A	403,574	63,034,223
WEX, Inc. (A)	17,902	3,437,005
Wirecard AG	27,039	3,396,714
Wix.com, Ltd. (A)	10,200	1,232,466

		336,587,149
Semiconductors and semiconductor equipment – 2.9%
ACM Research, Inc., Class A (A)	1,470	22,682
Adesto Technologies Corp. (A)(B)	4,562	27,600
Advanced Energy Industries, Inc. (A)	6,685	332,111
Advanced Micro Devices, Inc. (A)	203,157	5,184,567
Alpha & Omega Semiconductor, Ltd. (A)	3,724	42,863
Ambarella, Inc. (A)	5,393	232,978
Amkor Technology, Inc. (A)	18,007	153,780
Analog Devices, Inc.	84,932	8,940,792
Applied Materials, Inc.	218,934	8,682,922
Aquantia Corp. (A)	4,269	38,677
ASM Pacific Technology, Ltd.	69,868	780,702
ASML Holding NV	94,474	17,756,366
Axcelis Technologies, Inc. (A)	5,703	114,744
AXT, Inc. (A)	7,413	32,988
Broadcom, Inc.	91,339	27,466,551
Brooks Automation, Inc.	12,095	354,746
Cabot Microelectronics Corp.	4,922	551,067
CEVA, Inc. (A)	3,936	106,115
Cirrus Logic, Inc. (A)	34,879	1,467,360
Cohu, Inc.	7,020	103,545
Cree, Inc. (A)	60,843	3,481,436
Cypress Semiconductor Corp.	151,185	2,255,680
Diodes, Inc. (A)	6,947	241,061
Disco Corp. (B)	6,600	945,195
Entegris, Inc.	24,634	879,187
First Solar, Inc. (A)	31,412	1,659,810
FormFactor, Inc. (A)	12,798	205,920
Ichor Holdings, Ltd. (A)	3,857	87,091
Impinj, Inc. (A)	2,981	49,947
Infineon Technologies AG	262,002	5,201,373
Inphi Corp. (A)	7,537	329,668
Integrated Device Technology, Inc. (A)	22,460	1,100,315
Intel Corp.	1,036,946	55,684,000
KLA-Tencor Corp.	38,096	4,549,043
Lam Research Corp.	35,188	6,299,004
Lattice Semiconductor Corp. (A)	20,393	243,288
MACOM Technology Solutions Holdings, Inc. (A)(B)	8,146	136,120
Maxim Integrated Products, Inc.	63,054	3,352,581
MaxLinear, Inc. (A)	11,012	281,136
Microchip Technology, Inc. (B)	54,649	4,533,681
Micron Technology, Inc. (A)	258,510	10,684,218
MKS Instruments, Inc.	22,558	2,099,022
Monolithic Power Systems, Inc.	16,409	2,223,255
Nanometrics, Inc. (A)	4,007	123,736
NeoPhotonics Corp. (A)	6,795	42,741
NVE Corp.	822	80,466
NVIDIA Corp.	139,741	25,091,894
NXP Semiconductors NV	79,400	7,018,166
PDF Solutions, Inc. (A)	5,187	64,059
Photronics, Inc. (A)	11,284	106,634

Strategic Equity Allocation Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Power Integrations, Inc.	4,981	$348,371
Qorvo, Inc. (A)	28,320	2,031,394
QUALCOMM, Inc.	279,096	15,916,845
Rambus, Inc. (A)	18,423	192,520
Renesas Electronics Corp. (A)	192,100	892,715
Rohm Company, Ltd.	21,742	1,362,244
Rudolph Technologies, Inc. (A)	5,460	124,488
Semtech Corp. (A)	11,307	575,639
Silicon Laboratories, Inc. (A)	25,347	2,049,558
Skyworks Solutions, Inc.	40,146	3,311,242
SMART Global Holdings, Inc. (A)	2,223	42,682
STMicroelectronics NV	157,304	2,333,183
SUMCO Corp.	54,000	604,053
SunPower Corp. (A)	11,204	72,938
Synaptics, Inc. (A)	20,288	806,448
Teradyne, Inc.	72,135	2,873,858
Texas Instruments, Inc.	216,400	22,953,548
Tokyo Electron, Ltd. (B)	36,160	5,245,310
Ultra Clean Holdings, Inc. (A)	6,879	71,198
Universal Display Corp.	17,600	2,690,160
Veeco Instruments, Inc. (A)	8,644	93,701
Versum Materials, Inc.	45,383	2,283,219
Xilinx, Inc.	58,375	7,401,366
Xperi Corp.	8,435	197,379

		285,916,942
Software – 4.5%
8x8, Inc. (A)	16,314	329,543
A10 Networks, Inc. (A)	9,520	67,497
ACI Worldwide, Inc. (A)	68,227	2,242,621
Adobe, Inc. (A)	112,456	29,968,399
Agilysys, Inc. (A)	2,743	58,069
Alarm.com Holdings, Inc. (A)	5,423	351,953
Altair Engineering, Inc., Class A (A)	4,285	157,731
Alteryx, Inc., Class A (A)	5,069	425,137
Amber Road, Inc. (A)	4,848	42,032
American Software, Inc., Class A	5,356	64,004
Anaplan, Inc. (A)	3,120	122,803
ANSYS, Inc. (A)	19,315	3,529,044
Appfolio, Inc., Class A (A)	2,684	213,110
Autodesk, Inc. (A)	50,501	7,869,066
Avalara, Inc. (A)	4,836	269,800
Avaya Holdings Corp. (A)	18,138	305,263
Benefitfocus, Inc. (A)	4,941	244,678
Blackbaud, Inc.	28,638	2,283,308
Blackline, Inc. (A)	6,370	295,058
Bottomline Technologies DE, Inc. (A)	7,341	367,711
Box, Inc., Class A (A)	22,035	425,496
Cadence Design Systems, Inc. (A)	64,643	4,105,477
Carbon Black, Inc. (A)	6,876	95,920
CDK Global, Inc.	51,816	3,047,817
ChannelAdvisor Corp. (A)	4,765	58,038
Check Point Software Technologies, Ltd. (A)	29,326	3,709,446
Cision, Ltd. (A)	11,822	162,789
Citrix Systems, Inc.	28,862	2,876,387
Cloudera, Inc. (A)	35,005	382,955
CommVault Systems, Inc. (A)	22,945	1,485,459
Cornerstone OnDemand, Inc. (A)	9,475	519,041
Coupa Software, Inc. (A)	9,704	882,870
Dassault Systemes SE	30,112	4,488,152
Digimarc Corp. (A)	1,987	62,352
Domo, Inc., Class B (A)	2,976	120,022
Ebix, Inc. (B)	4,233	208,983
eGain Corp. (A)	3,341	34,913
Ellie Mae, Inc. (A)	6,030	595,101

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Envestnet, Inc. (A)	7,788	$509,257
Everbridge, Inc. (A)	5,067	380,076
Fair Isaac Corp. (A)	12,079	3,281,019
Five9, Inc. (A)	9,965	526,451
ForeScout Technologies, Inc. (A)	5,393	226,021
Fortinet, Inc. (A)	33,441	2,808,041
HubSpot, Inc. (A)	6,431	1,068,897
Instructure, Inc. (A)	5,464	257,464
Intuit, Inc.	59,733	15,614,804
j2 Global, Inc.	27,374	2,370,588
LivePerson, Inc. (A)	10,241	297,194
LogMeIn, Inc.	21,118	1,691,552
Manhattan Associates, Inc. (A)	27,012	1,488,631
Micro Focus International PLC	97,551	2,536,268
Microsoft Corp.	1,769,117	208,649,659
MicroStrategy, Inc., Class A (A)	1,492	215,221
Mitek Systems, Inc. (A)	5,899	72,204
MobileIron, Inc. (A)	13,892	75,989
Model N, Inc. (A)	4,677	82,035
Monotype Imaging Holdings, Inc.	7,296	145,117
New Relic, Inc. (A)	7,826	772,426
Nice, Ltd. (A)	14,707	1,796,241
OneSpan, Inc. (A)	5,509	105,883
Oracle Corp.	587,565	31,558,116
Oracle Corp. Japan	8,806	592,192
Paylocity Holding Corp. (A)	5,043	449,785
Progress Software Corp.	7,835	347,639
PROS Holdings, Inc. (A)	5,490	231,898
PTC, Inc. (A)	44,358	4,088,920
Q2 Holdings, Inc. (A)	6,492	449,636
QAD, Inc., Class A	1,870	80,541
Qualys, Inc. (A)	5,925	490,235
Rapid7, Inc. (A)	6,441	325,979
Red Hat, Inc. (A)	40,759	7,446,669
SailPoint Technologies Holding, Inc. (A)	12,103	347,598
salesforce.com, Inc. (A)	176,402	27,936,785
SAP SE	226,486	26,182,805
SecureWorks Corp., Class A (A)(B)	1,503	27,655
ShotSpotter, Inc. (A)	1,290	49,794
SPS Commerce, Inc. (A)	2,997	317,862
SVMK, Inc. (A)	3,113	56,688
Symantec Corp.	147,425	3,389,301
Synopsys, Inc. (A)	34,511	3,973,942
Telaria, Inc. (A)	8,163	51,753
Telenav, Inc. (A)	6,337	38,466
Temenos AG (A)	13,908	2,051,922
Tenable Holdings, Inc. (A)	5,249	166,183
Teradata Corp. (A)	48,735	2,127,283
The Sage Group PLC	249,927	2,284,296
The Trade Desk, Inc., Class A (A)	5,795	1,147,120
The Ultimate Software Group, Inc. (A)	13,162	4,345,171
TiVo Corp.	21,272	198,255
Trend Micro, Inc.	27,464	1,339,439
Tyler Technologies, Inc. (A)	15,910	3,252,004
Upland Software, Inc. (A)	2,753	116,617
Varonis Systems, Inc. (A)	4,926	293,737
Verint Systems, Inc. (A)	11,211	671,090
VirnetX Holding Corp. (A)	10,470	66,275
Workiva, Inc. (A)	5,057	256,390
Yext, Inc. (A)	14,899	325,692
Zix Corp. (A)	9,155	62,986
Zscaler, Inc. (A)	10,566	749,446

		445,327,248
Technology hardware, storage and peripherals – 2.4%
3D Systems Corp. (A)(B)	18,980	204,225

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Apple, Inc.	1,032,944	$196,207,713
Avid Technology, Inc. (A)	5,093	37,943
Brother Industries, Ltd.	51,436	955,301
Canon, Inc.	230,677	6,697,718
Cray, Inc. (A)	7,112	185,268
Diebold Nixdorf, Inc. (A)	13,555	150,054
Electronics For Imaging, Inc. (A)	7,713	207,480
FUJIFILM Holdings Corp.	89,038	4,055,507
Hewlett Packard Enterprise Company	317,620	4,900,877
HP, Inc.	353,654	6,871,497
Immersion Corp. (A)	5,085	42,867
Konica Minolta, Inc.	104,386	1,029,261
NCR Corp. (A)	49,447	1,349,409
NEC Corp.	60,084	2,036,405
NetApp, Inc.	56,965	3,949,953
Ricoh Company, Ltd. (B)	154,677	1,619,818
Seagate Technology PLC	59,149	2,832,646
Seiko Epson Corp.	64,547	990,148
Stratasys, Ltd. (A)	8,843	210,640
USA Technologies, Inc. (A)(B)	10,210	42,372
Western Digital Corp.	67,099	3,224,778
Xerox Corp.	46,128	1,475,173

		239,277,053

		1,518,890,268
Materials – 4.5%
Chemicals – 2.4%
A. Schulman, Inc. (A)(B)(D)	4,750	2,057
Advanced Emissions Solutions, Inc.	3,467	40,079
AdvanSix, Inc. (A)	5,271	150,592
Air Liquide SA	98,732	12,564,772
Air Products & Chemicals, Inc.	50,639	9,670,023
Air Water, Inc.	34,407	499,743
Akzo Nobel NV	51,814	4,602,812
Albemarle Corp.	24,387	1,999,246
American Vanguard Corp.	5,130	88,339
Arkema SA	15,853	1,512,348
Asahi Kasei Corp.	290,857	3,012,185
Ashland Global Holdings, Inc.	26,010	2,032,161
Balchem Corp.	5,596	519,309
BASF SE	211,703	15,612,425
Cabot Corp.	24,716	1,028,927
Celanese Corp.	29,541	2,913,038
CF Industries Holdings, Inc.	51,417	2,101,927
Chase Corp.	1,283	118,729
Chr. Hansen Holding A/S	22,790	2,313,277
Clariant AG (A)	45,962	967,437
Covestro AG (C)	44,325	2,445,466
Croda International PLC	30,362	1,994,714
Daicel Corp.	60,485	658,737
DowDuPont, Inc.	519,943	27,718,161
Eastman Chemical Company	32,243	2,446,599
Ecolab, Inc.	58,423	10,313,996
EMS-Chemie Holding AG	1,892	1,027,056
Evonik Industries AG	37,619	1,026,591
Ferro Corp. (A)	14,498	274,447
Flotek Industries, Inc. (A)	10,712	34,707
FMC Corp.	31,058	2,385,876
FutureFuel Corp.	4,560	61,104
GCP Applied Technologies, Inc. (A)	12,477	369,319
Givaudan SA	2,129	5,449,241
Hawkins, Inc.	1,771	65,226
HB Fuller Company	8,760	426,086
Hitachi Chemical Company, Ltd. (B)	23,970	533,429
Incitec Pivot, Ltd.	375,973	833,707
Ingevity Corp. (A)	24,653	2,603,603

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innophos Holdings, Inc.	3,455	$104,134
Innospec, Inc.	4,212	351,070
International Flavors & Fragrances, Inc.	23,366	3,009,325
Intrepid Potash, Inc. (A)	17,295	65,548
Israel Chemicals, Ltd.	170,512	890,918
Johnson Matthey PLC	44,607	1,829,292
JSR Corp.	44,290	689,071
Kaneka Corp.	11,346	425,960
Kansai Paint Company, Ltd. (B)	40,854	780,922
Koninklijke DSM NV	41,833	4,563,342
Koppers Holdings, Inc. (A)	3,563	92,567
Kraton Corp. (A)	5,412	174,158
Kronos Worldwide, Inc.	4,138	58,015
Kuraray Company, Ltd.	73,606	938,940
LANXESS AG	20,040	1,071,360
Linde PLC	127,057	22,353,138
Livent Corp. (A)	26,097	320,471
LSB Industries, Inc. (A)	4,264	26,607
LyondellBasell Industries NV, Class A	70,185	5,901,155
Minerals Technologies, Inc.	20,852	1,225,889
Mitsubishi Chemical Holdings Corp.	294,859	2,082,474
Mitsubishi Gas Chemical Company, Inc.	37,370	535,272
Mitsui Chemicals, Inc.	42,418	1,027,372
NewMarket Corp.	3,625	1,571,655
Nippon Paint Holdings Company, Ltd. (B)	33,800	1,334,223
Nissan Chemical Corp.	29,200	1,341,384
Nitto Denko Corp.	37,987	2,002,264
Novozymes A/S, B Shares	50,448	2,320,142
Olin Corp.	68,484	1,584,720
OMNOVA Solutions, Inc. (A)	8,155	57,248
Orica, Ltd.	87,527	1,096,291
PolyOne Corp.	46,163	1,353,038
PPG Industries, Inc.	54,394	6,139,451
PQ Group Holdings, Inc. (A)	6,525	98,984
Quaker Chemical Corp.	2,258	452,345
Rayonier Advanced Materials, Inc.	8,921	120,969
RPM International, Inc.	54,694	3,174,440
Sensient Technologies Corp.	24,954	1,691,632
Shin-Etsu Chemical Company, Ltd.	83,746	7,047,128
Showa Denko KK	31,000	1,095,787
Sika AG (B)	29,415	4,113,750
Solvay SA	17,074	1,848,528
Stepan Company	3,499	306,232
Sumitomo Chemical Company, Ltd.	343,044	1,601,433
Symrise AG	28,443	2,564,079
Taiyo Nippon Sanso Corp.	29,957	457,407
Teijin, Ltd.	41,048	678,770
The Chemours Company	69,392	2,578,607
The Mosaic Company	81,798	2,233,903
The Scotts Miracle-Gro Company	16,350	1,284,783
The Sherwin-Williams Company	18,816	8,104,239
Toray Industries, Inc.	319,672	2,039,949
Tosoh Corp.	59,900	934,632
Trecora Resources (A)	4,158	37,796
Tredegar Corp.	4,717	76,132
Trinseo SA	7,437	336,896
Tronox Holdings PLC, Class A	16,462	216,475
Umicore SA (B)	48,259	2,147,887
Valvoline, Inc.	78,320	1,453,619
Yara International ASA	40,947	1,677,801

		238,109,110
Construction materials – 0.3%
Boral, Ltd.	270,498	882,880
CRH PLC	188,810	5,852,276

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Eagle Materials, Inc.	19,065	$1,607,180
Fletcher Building, Ltd.	197,321	665,435
HeidelbergCement AG	34,316	2,473,558
Imerys SA	8,280	413,047
James Hardie Industries PLC	101,972	1,315,656
LafargeHolcim, Ltd. (A)	111,935	5,534,366
Martin Marietta Materials, Inc.	14,406	2,898,199
Summit Materials, Inc., Class A (A)	19,681	312,337
Taiheiyo Cement Corp.	27,870	930,828
U.S. Concrete, Inc. (A)	2,880	119,290
Vulcan Materials Company	30,415	3,601,136

		26,606,188
Containers and packaging – 0.4%
Amcor, Ltd.	267,299	2,924,617
AptarGroup, Inc.	26,145	2,781,567
Avery Dennison Corp.	19,369	2,188,697
Ball Corp.	77,098	4,460,890
Bemis Company, Inc.	37,885	2,101,860
Greif, Inc., Class A	15,290	630,713
Greif, Inc., Class B	969	47,374
International Paper Company	92,318	4,271,554
Myers Industries, Inc.	6,321	108,152
Owens-Illinois, Inc.	63,805	1,211,019
Packaging Corp. of America	21,801	2,166,583
Sealed Air Corp.	35,914	1,654,199
Silgan Holdings, Inc.	31,988	947,804
Smurfit Kappa Group PLC	51,957	1,452,139
Sonoco Products Company	41,544	2,556,202
Toyo Seikan Group Holdings, Ltd.	35,129	720,618
UFP Technologies, Inc. (A)	1,280	47,872
Westrock Company	58,925	2,259,774

		32,531,634
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	55,765	153,354
Allegheny Technologies, Inc. (A)	74,197	1,897,217
Alumina, Ltd.	564,270	971,733
Anglo American PLC	242,833	6,494,900
Antofagasta PLC	90,892	1,143,573
ArcelorMittal (B)	153,049	3,106,026
Barrick Gold Corp.	136,997	1,878,090
BHP Group PLC	486,771	11,744,298
BHP Group, Ltd.	679,007	18,559,511
BlueScope Steel, Ltd.	123,847	1,229,242
Boliden AB	63,013	1,795,810
Carpenter Technology Corp.	27,864	1,277,564
Century Aluminum Company (A)	9,069	80,533
Cleveland-Cliffs, Inc.	50,879	508,281
Coeur Mining, Inc. (A)	33,048	134,836
Commercial Metals Company	69,323	1,184,037
Compass Minerals International, Inc.	20,032	1,089,140
Fortescue Metals Group, Ltd.	359,075	1,817,329
Freeport-McMoRan, Inc.	334,162	4,307,348
Fresnillo PLC	50,745	575,088
Glencore PLC (A)	2,593,439	10,747,617
Gold Resource Corp.	9,690	38,082
Havilah Mining Corp. (A)	3,149	677
Haynes International, Inc.	2,289	75,148
Hecla Mining Company	79,860	183,678
Hitachi Metals, Ltd.	49,664	578,598
JFE Holdings, Inc.	113,333	1,929,019
Kaiser Aluminum Corp.	2,794	292,616
Kobe Steel, Ltd.	71,384	537,047
Maruichi Steel Tube, Ltd.	13,161	383,896
Materion Corp.	3,482	198,683
Mitsubishi Materials Corp.	24,269	641,740

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Newcrest Mining, Ltd.	176,885	$3,203,391
Newmont Mining Corp.	122,850	4,394,345
Nippon Steel & Sumitomo Metal Corp.	186,300	3,297,625
Norsk Hydro ASA	310,134	1,261,253
Nucor Corp.	70,430	4,109,591
Olympic Steel, Inc.	1,805	28,645
Reliance Steel & Aluminum Company	27,867	2,515,275
Rio Tinto PLC	266,341	15,480,543
Rio Tinto, Ltd.	85,569	5,959,167
Royal Gold, Inc.	27,191	2,472,478
Ryerson Holding Corp. (A)	3,076	26,331
Schnitzer Steel Industries, Inc., Class A	4,628	111,072
South32, Ltd.	1,171,200	3,110,458
Steel Dynamics, Inc.	95,356	3,363,206
Sumitomo Metal Mining Company, Ltd.	53,607	1,588,473
SunCoke Energy, Inc. (A)	11,376	96,582
Synalloy Corp.	1,770	26,904
thyssenkrupp AG	100,543	1,383,058
TimkenSteel Corp. (A)	7,239	78,616
United States Steel Corp.	71,944	1,402,189
Universal Stainless & Alloy Products, Inc. (A)	1,735	28,749
voestalpine AG	26,475	804,795
Warrior Met Coal, Inc.	7,383	224,443
Worthington Industries, Inc.	23,433	874,520

		131,396,420
Paper and forest products – 0.1%
Boise Cascade Company	6,846	183,199
Clearwater Paper Corp. (A)	2,956	57,583
Domtar Corp.	26,182	1,299,936
Louisiana-Pacific Corp.	80,826	1,970,538
Mondi PLC	84,667	1,874,790
Neenah, Inc.	2,939	189,154
Oji Holdings Corp.	198,738	1,236,716
PH Glatfelter Company	7,797	110,094
Schweitzer-Mauduit International, Inc.	5,424	210,017
Stora Enso OYJ, R Shares	126,914	1,553,841
UPM-Kymmene OYJ	122,989	3,592,127
Verso Corp., Class A (A)	6,034	129,248

		12,407,243

		441,050,595
Real estate – 3.9%
Equity real estate investment trusts – 3.1%
Acadia Realty Trust	14,019	382,298
Agree Realty Corp.	5,719	396,555
Alexander & Baldwin, Inc. (A)	40,207	1,022,866
Alexander’s, Inc.	383	144,073
Alexandria Real Estate Equities, Inc.	25,999	3,706,417
American Assets Trust, Inc.	6,702	307,354
American Campus Communities, Inc.	56,888	2,706,731
American Tower Corp.	101,703	20,041,593
Americold Realty Trust	21,858	666,888
Apartment Investment & Management Company, A Shares	35,969	1,808,881
Armada Hoffler Properties, Inc.	8,775	136,802
Ascendas Real Estate Investment Trust	608,478	1,307,853
Ashford Hospitality Trust, Inc.	17,170	81,558
AvalonBay Communities, Inc.	31,933	6,409,911
Bluerock Residential Growth REIT, Inc.	5,078	54,741
Boston Properties, Inc.	35,628	4,769,877
Braemar Hotels & Resorts, Inc.	5,265	64,286
Brixmor Property Group, Inc.	124,028	2,278,394
BRT Apartments Corp.	2,310	32,063
Camden Property Trust	40,153	4,075,530

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CapitaLand Commercial Trust	604,094	$865,510
CapitaLand Mall Trust	594,503	1,044,681
CareTrust REIT, Inc.	14,521	340,663
CatchMark Timber Trust, Inc., Class A	9,496	93,251
CBL & Associates Properties, Inc.	32,406	50,229
Cedar Realty Trust, Inc.	17,979	61,129
Chatham Lodging Trust	8,074	155,344
Chesapeake Lodging Trust	10,380	288,668
City Office REIT, Inc.	7,392	83,604
Clipper Realty, Inc.	3,239	43,370
Community Healthcare Trust, Inc.	3,158	113,341
CoreCivic, Inc.	70,154	1,364,495
CorEnergy Infrastructure Trust, Inc.	2,160	79,380
CorePoint Lodging, Inc.	7,478	83,529
CoreSite Realty Corp.	15,275	1,634,731
Corporate Office Properties Trust	45,781	1,249,821
Cousins Properties, Inc.	246,877	2,384,832
Covivio	10,471	1,111,294
Crown Castle International Corp.	95,820	12,264,960
CyrusOne, Inc.	44,966	2,358,017
Daiwa House REIT Investment Corp.	399	885,137
Dexus	234,131	2,119,007
DiamondRock Hospitality Company	35,956	389,403
Digital Realty Trust, Inc.	47,928	5,703,432
Douglas Emmett, Inc.	67,198	2,716,143
Duke Realty Corp.	82,706	2,529,149
Easterly Government Properties, Inc.	10,555	190,096
EastGroup Properties, Inc.	6,036	673,859
EPR Properties	31,116	2,392,820
Equinix, Inc.	19,218	8,708,829
Equity Residential	85,283	6,423,516
Essential Properties Realty Trust, Inc.	6,347	123,893
Essex Property Trust, Inc.	15,145	4,380,540
Extra Space Storage, Inc.	29,363	2,992,383
Farmland Partners, Inc.	5,937	37,997
Federal Realty Investment Trust	16,971	2,339,452
First Industrial Realty Trust, Inc.	74,041	2,618,090
Four Corners Property Trust, Inc.	11,693	346,113
Franklin Street Properties Corp.	18,887	135,798
Front Yard Residential Corp.	9,290	86,118
Gecina SA	10,508	1,554,431
Getty Realty Corp.	5,512	176,549
Gladstone Commercial Corp.	5,406	112,283
Gladstone Land Corp.	3,250	41,113
Global Medical REIT, Inc.	4,290	42,128
Global Net Lease, Inc.	13,201	249,499
Goodman Group	376,063	3,566,478
Hammerson PLC	177,471	776,929
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,257	262,989
HCP, Inc.	110,178	3,448,571
Healthcare Realty Trust, Inc.	73,560	2,362,012
Hersha Hospitality Trust	6,361	109,028
Highwoods Properties, Inc.	43,076	2,015,095
Hospitality Properties Trust	68,182	1,793,868
Host Hotels & Resorts, Inc.	170,845	3,228,971
ICADE	7,699	651,268
Independence Realty Trust, Inc.	15,530	167,569
Industrial Logistics Properties Trust	11,303	227,982
InfraREIT, Inc.	4,498	94,323
Innovative Industrial Properties, Inc.	1,604	131,031
Investors Real Estate Trust	2,134	127,848
Iron Mountain, Inc.	66,074	2,342,984
iStar, Inc.	12,054	101,495
Japan Prime Realty Investment Corp.	191	786,250

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Japan Real Estate Investment Corp.	303	$1,786,087
Japan Retail Fund Investment Corp.	603	1,211,782
JBG SMITH Properties	45,830	1,895,071
Jernigan Capital, Inc.	3,453	72,651
Kilroy Realty Corp.	41,935	3,185,383
Kimco Realty Corp.	96,584	1,786,804
Kite Realty Group Trust	14,624	233,838
Klepierre SA	46,959	1,643,049
Lamar Advertising Company, Class A	35,415	2,806,993
Land Securities Group PLC	170,630	2,031,514
Lexington Realty Trust	36,895	334,269
Liberty Property Trust	61,529	2,979,234
Life Storage, Inc.	19,397	1,886,746
Link REIT	486,606	5,697,018
LTC Properties, Inc.	6,859	314,142
Mack-Cali Realty Corp.	53,510	1,187,922
MedEquities Realty Trust, Inc.	5,125	57,041
Medical Properties Trust, Inc.	158,302	2,930,170
Mid-America Apartment Communities, Inc.	26,269	2,871,990
Mirvac Group	843,109	1,646,934
Monmouth Real Estate Investment Corp.	15,760	207,717
National Health Investors, Inc.	7,047	553,542
National Retail Properties, Inc.	67,146	3,719,217
National Storage Affiliates Trust	9,881	281,707
New Senior Investment Group, Inc.	14,512	79,090
NexPoint Residential Trust, Inc.	3,296	126,369
Nippon Building Fund, Inc.	309	2,092,320
Nippon Prologis REIT, Inc.	403	858,007
Nomura Real Estate Master Fund, Inc.	896	1,319,913
NorthStar Realty Europe Corp.	7,750	134,540
Office Properties Income Trust	8,479	234,360
Omega Healthcare Investors, Inc.	84,840	3,236,646
One Liberty Properties, Inc.	2,800	81,200
Pebblebrook Hotel Trust	76,773	2,384,569
Pennsylvania Real Estate Investment Trust	13,169	82,833
Physicians Realty Trust	31,648	595,299
Piedmont Office Realty Trust, Inc., Class A	21,783	454,176
PotlatchDeltic Corp.	39,804	1,504,193
Preferred Apartment Communities, Inc., Class A	7,489	110,987
Prologis, Inc.	145,330	10,456,494
PS Business Parks, Inc.	3,388	531,340
Public Storage	34,601	7,535,406
QTS Realty Trust, Inc., Class A	8,855	398,386
Rayonier, Inc.	53,657	1,691,269
Realty Income Corp.	70,134	5,159,057
Regency Centers Corp.	38,659	2,609,096
Retail Opportunity Investments Corp.	19,782	343,020
Rexford Industrial Realty, Inc.	15,936	570,668
RLJ Lodging Trust	30,298	532,336
RPT Realty	13,864	166,507
Ryman Hospitality Properties, Inc.	7,750	637,360
Sabra Health Care REIT, Inc.	105,219	2,048,614
Safehold, Inc.	1,678	36,597
Saul Centers, Inc.	2,129	109,367
SBA Communications Corp. (A)	25,953	5,181,776
Scentre Group	1,224,868	3,575,502
Segro PLC	249,729	2,192,135
Senior Housing Properties Trust	98,952	1,165,655
Seritage Growth Properties, Class A	5,667	251,841
Simon Property Group, Inc.	71,238	12,980,276
SL Green Realty Corp.	19,330	1,738,154

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Spirit MTA REIT	8,284	$53,763
STAG Industrial, Inc.	16,956	502,745
Stockland	554,007	1,515,360
Summit Hotel Properties, Inc.	18,582	212,021
Sunstone Hotel Investors, Inc.	39,448	568,051
Suntec Real Estate Investment Trust	492,500	709,633
Tanger Factory Outlet Centers, Inc.	55,129	1,156,606
Taubman Centers, Inc.	25,418	1,344,104
Terreno Realty Corp.	10,420	438,057
The British Land Company PLC	210,717	1,617,806
The GEO Group, Inc.	71,105	1,365,216
The GPT Group	415,589	1,833,180
The Macerich Company	25,010	1,084,184
Tier REIT, Inc.	9,312	266,882
UDR, Inc.	63,552	2,889,074
UMH Properties, Inc.	6,318	88,957
Unibail-Rodamco-Westfield	22,398	3,672,981
Unibail-Rodamco-Westfield, Chess Depositary Interest	168,260	1,383,004
Unibail-Rodamco-Westfield, Stapled Shares	1,055	172,949
United Urban Investment Corp.	668	1,054,578
Uniti Group, Inc.	74,497	833,621
Universal Health Realty Income Trust	2,219	168,000
Urban Edge Properties	66,748	1,268,212
Urstadt Biddle Properties, Inc., Class A	5,354	110,507
Ventas, Inc.	82,138	5,241,226
Vicinity Centres	750,768	1,386,191
Vornado Realty Trust	40,004	2,697,870
Washington Prime Group, Inc.	33,608	189,885
Washington Real Estate Investment Trust	14,001	397,348
Weingarten Realty Investors	49,675	1,458,955
Welltower, Inc.	89,241	6,925,102
Weyerhaeuser Company	172,210	4,536,011
Whitestone REIT	7,069	84,969
Xenia Hotels & Resorts, Inc.	19,717	431,999

		308,413,215
Real estate management and development – 0.8%
Aeon Mall Company, Ltd.	23,531	387,283
Altisource Portfolio Solutions SA (A)	1,772	41,943
Aroundtown SA	180,448	1,488,433
Azrieli Group, Ltd.	11,020	652,756
CapitaLand, Ltd.	590,384	1,592,945
CBRE Group, Inc., Class A (A)	72,018	3,561,290
City Developments, Ltd.	94,113	629,846
CK Asset Holdings, Ltd.	595,562	5,303,950
Consolidated-Tomoka Land Company	762	44,996
Cushman & Wakefield PLC (A)	8,302	147,776
Daito Trust Construction Company, Ltd.	16,511	2,303,581
Daiwa House Industry Company, Ltd.	130,366	4,151,844
Deutsche Wohnen SE	82,233	3,990,379
Forestar Group, Inc. (A)	2,119	36,638
FRP Holdings, Inc. (A)	1,411	67,121
Hang Lung Group, Ltd.	204,000	655,793
Hang Lung Properties, Ltd.	466,313	1,138,940
Henderson Land Development Company, Ltd.	304,009	1,934,820
HFF, Inc., Class A	6,574	313,909
Hongkong Land Holdings, Ltd.	268,934	1,914,178
Hulic Company, Ltd.	68,669	674,735
Hysan Development Company, Ltd.	145,279	778,724
Jones Lang LaSalle, Inc.	18,967	2,924,332
Kennedy-Wilson Holdings, Inc.	21,934	469,168
Kerry Properties, Ltd.	151,064	675,380
Lendlease Group	130,234	1,145,956

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Marcus & Millichap, Inc. (A)	3,336	$135,875
Mitsubishi Estate Company, Ltd. (B)	272,324	4,941,296
Mitsui Fudosan Company, Ltd.	205,526	5,177,514
New World Development Company, Ltd.	1,409,569	2,339,479
Newmark Group, Inc., Class A	26,330	219,592
Nomura Real Estate Holdings, Inc.	28,663	551,559
RE/MAX Holdings, Inc., Class A	3,175	122,365
Realogy Holdings Corp.	47,089	536,815
Redfin Corp. (A)	14,060	284,996
Sino Land Company, Ltd.	761,722	1,474,900
Sumitomo Realty & Development Company, Ltd.	82,183	3,409,800
Sun Hung Kai Properties, Ltd.	367,314	6,314,389
Swire Pacific, Ltd., Class A	114,518	1,475,094
Swire Properties, Ltd.	269,687	1,160,701
Swiss Prime Site AG (A)	17,505	1,534,347
Tejon Ranch Company (A)	4,005	70,488
The RMR Group, Inc., Class A	1,236	75,371
The St. Joe Company (A)	6,272	103,425
The Wharf Holdings, Ltd.	281,061	849,666
Tokyu Fudosan Holdings Corp.	140,581	842,442
UOL Group, Ltd.	116,270	597,745
Vonovia SE	113,385	5,884,179
Wharf Real Estate Investment Company, Ltd.	280,061	2,087,212
Wheelock & Company, Ltd.	188,285	1,381,839

		78,597,805

		387,011,020
Utilities – 3.5%
Electric utilities – 1.9%
ALLETE, Inc.	30,329	2,493,954
Alliant Energy Corp.	54,416	2,564,626
American Electric Power Company, Inc.	113,715	9,523,631
AusNet Services	418,811	528,137
Chubu Electric Power Company, Inc.	139,729	2,184,403
CK Infrastructure Holdings, Ltd.	152,843	1,254,522
CLP Holdings, Ltd.	378,834	4,393,939
Duke Energy Corp.	167,617	15,085,530
Edison International	75,132	4,652,173
EDP - Energias de Portugal SA	589,679	2,320,033
El Paso Electric Company	7,067	415,681
Electricite de France SA	138,658	1,898,140
Endesa SA	73,237	1,869,038
Enel SpA	1,874,040	12,008,482
Entergy Corp.	43,902	4,198,348
Evergy, Inc.	58,706	3,407,883
Eversource Energy	73,070	5,184,317
Exelon Corp.	223,566	11,207,364
FirstEnergy Corp.	116,167	4,833,709
Fortum OYJ	102,263	2,094,534
Hawaiian Electric Industries, Inc.	45,319	1,847,656
HK Electric Investments & HK Electric Investments, Ltd.	615,000	628,467
Iberdrola SA	1,431,920	12,571,922
IDACORP, Inc.	29,644	2,950,764
Kyushu Electric Power
Company, Inc. (B)	87,318	1,031,380
MGE Energy, Inc.	6,191	420,802
NextEra Energy, Inc.	110,239	21,311,403
OGE Energy Corp.	82,941	3,576,416
Orsted A/S (C)	43,591	3,306,387
Otter Tail Corp.	6,890	343,260
Pinnacle West Capital Corp.	25,859	2,471,603
PNM Resources, Inc.	47,008	2,225,359
Portland General Electric Company	15,422	799,476

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Power Assets Holdings, Ltd.	320,236	$2,221,778
PPL Corp.	166,252	5,276,838
Red Electrica Corp. SA	99,815	2,127,723
SSE PLC	236,569	3,660,151
Terna Rete Elettrica Nazionale SpA	324,114	2,057,092
The Chugoku Electric Power Company, Inc. (B)	64,136	800,584
The Kansai Electric Power Company, Inc.	162,224	2,392,335
The Southern Company	238,551	12,328,316
Tohoku Electric Power Company, Inc.	98,465	1,257,252
Tokyo Electric Power Company Holdings, Inc. (A)	332,928	2,106,137
Verbund AG	15,672	752,677
Xcel Energy, Inc.	118,521	6,662,065

		187,246,287
Gas utilities – 0.4%
APA Group	272,018	1,930,948
Atmos Energy Corp.	26,952	2,774,169
Chesapeake Utilities Corp.	2,723	248,365
Hong Kong & China Gas Company, Ltd.	2,128,700	5,105,137
National Fuel Gas Company	35,782	2,181,271
Naturgy Energy Group SA	80,733	2,259,672
New Jersey Resources Corp.	51,895	2,583,852
Northwest Natural Holding Company	5,057	331,891
ONE Gas, Inc.	30,847	2,746,308
Osaka Gas Company, Ltd.	86,475	1,709,708
RGC Resources, Inc.	1,555	41,223
South Jersey Industries, Inc.	16,208	519,791
Southwest Gas Holdings, Inc.	31,218	2,567,993
Spire, Inc.	29,522	2,429,365
Toho Gas Company, Ltd. (B)	17,184	772,804
Tokyo Gas Company, Ltd.	88,396	2,392,855
UGI Corp.	72,212	4,001,989

		34,597,341
Independent power and renewable electricity producers – 0.1%
AES Corp.	152,689	2,760,617
Atlantic Power Corp. (A)(B)	21,777	54,878
Clearway Energy, Inc., Class A	6,439	93,623
Clearway Energy, Inc., Class C	12,634	190,900
Electric Power Development Company, Ltd.	33,748	822,958
Meridian Energy, Ltd.	297,378	848,348
NRG Energy, Inc.	64,792	2,752,364
Ormat Technologies, Inc.	7,022	387,263
Pattern Energy Group, Inc., Class A	14,330	315,260
TerraForm Power, Inc., Class A	12,851	176,573
Uniper SE	46,402	1,400,641

		9,803,425
Multi-utilities – 1.0%
AGL Energy, Ltd.	151,161	2,338,011
Ameren Corp.	56,384	4,147,043
Avista Corp.	11,408	463,393
Black Hills Corp.	31,734	2,350,537
CenterPoint Energy, Inc.	115,574	3,548,122
Centrica PLC	1,312,598	1,955,242
CMS Energy Corp.	65,341	3,629,039
Consolidated Edison, Inc.	74,175	6,290,782
Dominion Energy, Inc.	184,318	14,129,818
DTE Energy Company	41,938	5,231,346
E.ON SE	507,261	5,644,922
Engie SA	420,834	6,275,831
Innogy SE (C)	32,046	1,482,288

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
MDU Resources Group, Inc.	81,589	$2,107,444
National Grid PLC	783,298	8,694,860
NiSource, Inc.	85,827	2,459,802
NorthWestern Corp.	29,662	2,088,501
Public Service Enterprise Group, Inc.	116,530	6,923,047
RWE AG	119,398	3,206,101
Sempra Energy	63,185	7,952,464
Suez	85,891	1,138,069
Unitil Corp.	2,603	141,005
Veolia Environnement SA	123,778	2,769,394
WEC Energy Group, Inc.	72,720	5,750,698

		100,717,759

Water utilities – 0.1%
American States Water Company	6,355	453,112
American Water Works Company, Inc.	41,657	4,343,159
Aqua America, Inc.	74,064	2,698,892
AquaVenture Holdings, Ltd. (A)	2,214	42,841
Artesian Resources Corp., Class A	1,628	60,676
Cadiz, Inc. (A)	4,800	46,464
California Water Service Group	8,349	453,184
Connecticut Water Service, Inc.	2,117	145,332
Consolidated Water Company, Ltd.	3,381	43,513
Middlesex Water Company	2,778	155,540
Severn Trent PLC	54,667	1,407,890
SJW Group	4,175	257,765
The York Water Company	2,554	87,653
United Utilities Group PLC	157,165	1,669,196

		11,865,217

		344,230,029

TOTAL COMMON STOCKS (Cost $6,092,284,568)		$9,624,532,279

PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	1,037	25,438
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,848	845,819
Porsche Automobil Holding SE	35,282	2,214,033
Volkswagen AG	42,713	6,733,914

		9,793,766
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	41,038	4,193,034
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	8,199	1,409,059
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	16,045	662,334

TOTAL PREFERRED SECURITIES (Cost $14,727,052)		$16,083,631

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)(E)	54,671	$14,094

TOTAL RIGHTS (Cost $16,278)		$14,094

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust, 2.6031% (F)(G)	14,106,315	141,159,068

TOTAL SECURITIES LENDING COLLATERAL (Cost $141,142,106)		$141,159,068

SHORT-TERM INVESTMENTS – 2.2%
U.S. Government Agency – 1.9%
Federal Home Loan Bank Discount Note
2.390%, 05/15/2019*	$20,000,000	19,940,844
2.410%, 04/15/2019*	2,000,000	1,998,118
2.410%, 04/18/2019*	10,000,000	9,988,572
2.415%, 05/23/2019*	22,500,000	22,421,350
2.415%, 05/28/2019*	50,000,000	49,808,417
2.415%, 06/03/2019*	50,000,000	49,788,250
2.420%, 07/02/2019*	30,000,000	29,814,467

		183,760,018
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $29,710,218 on 4-1-19, collateralized by $30,935,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $30,309,494, including interest)	29,707,000	29,707,000

TOTAL SHORT-TERM INVESTMENTS (Cost $213,468,804)		$213,467,018

Total Investments (Strategic Equity Allocation Trust) (Cost $6,461,638,808) – 100.9%		$9,995,256,090
Other assets and liabilities, net – (0.9%)		(89,643,160)

TOTAL NET ASSETS – 100.0%		$9,905,612,930

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $134,660,040.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-19.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	613	Long	Jun 2019	$56,149,039	$57,205,160	$1,056,121
Russell 2000 E-Mini Index Futures	152	Long	Jun 2019	11,636,533	11,732,880	96,347

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

FUTURES (continued)

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	1,226	Long	Jun 2019	173,356,210	173,969,400	$613,190
S&P Mid 400 Index E-Mini Futures	122	Long	Jun 2019	22,872,144	23,192,200	320,056

						$2,085,714

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.7%
U.S. Government – 9.7%
U.S. Treasury Bonds
2.750%, 11/15/2042	$	5,985,000	$5,967,933
3.000%, 02/15/2049		4,755,000	4,936,470
3.125%, 02/15/2043		7,140,000	7,580,393
4.375%, 02/15/2038		4,490,000	5,689,672
U.S. Treasury Notes
2.000%, 11/15/2026		2,990,000	2,919,221
2.375%, 02/29/2024		4,960,000	4,995,069
2.500%, 02/15/2022 to 01/31/2024		5,210,000	5,260,512
3.125%, 11/15/2028		10,070,000	10,692,688

			48,041,958

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $46,708,334)			$48,041,958

FOREIGN GOVERNMENT OBLIGATIONS – 24.7%
Australia – 0.3%
New South Wales Treasury Corp.
4.000%, 04/08/2021	AUD	650,000	483,185
Queensland Treasury Corp.
6.250%, 02/21/2020		1,310,000	967,326

			1,450,511
Austria – 0.3%
Republic of Austria
0.500%, 02/20/2029	EUR	1,105,000	1,272,209
Brazil – 2.4%
Federative Republic of Brazil
4.500%, 05/30/2029	$	1,780,000	1,747,088
10.000%, 01/01/2021	BRL	15,550,000	4,247,948
10.000%, 01/01/2023		21,135,000	5,844,004

			11,839,040
Canada – 3.8%
Canada Housing Trust No. 1
2.350%, 06/15/2023	CAD	2,500,000	1,908,482
Export Development Canada
2.300%, 02/10/2020	$	1,230,000	1,227,632
2.400%, 06/07/2021	AUD	430,000	309,154
Government of Canada
0.750%, 09/01/2020	CAD	3,145,000	2,326,432
1.250%, 11/01/2019		3,900,000	2,910,751
1.500%, 03/01/2020		6,225,000	4,651,084
2.250%, 03/01/2024		2,383,000	1,842,775
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	60,405,000	867,257
Province of Ontario
3.500%, 06/02/2024	CAD	3,025,000	2,419,842
Province of Quebec
3.000%, 09/01/2023		650,000	507,490

			18,970,899

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 1.5%
Republic of Colombia
4.000%, 02/26/2024	$	1,480,000	$1,525,895
4.500%, 01/28/2026		1,415,000	1,491,410
7.000%, 09/11/2019	COP	3,176,700,000	1,007,672
7.000%, 05/04/2022		7,382,000,000	2,426,842
11.000%, 07/24/2020		3,666,200,000	1,241,512

			7,693,331
Finland – 0.4%
Republic of Finland
0.500%, 09/15/2028	EUR	1,060,000	1,227,863
1.500%, 04/15/2023 (A)		560,000	676,515

			1,904,378
Hungary – 1.0%
Republic of Hungary
6.250%, 01/29/2020	$	2,150,000	2,211,348
6.375%, 03/29/2021		2,498,000	2,661,144

			4,872,492
Indonesia – 3.5%
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/2027 (A)		940,000	949,400
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	870,709
2.625%, 06/14/2023 (A)		850,000	1,017,150
5.625%, 05/15/2023	IDR	5,323,000,000	355,071
5.875%, 01/15/2024 (A)	$	535,000	590,081
6.125%, 05/15/2028	IDR	26,752,000,000	1,700,556
6.625%, 05/15/2033		21,476,000,000	1,319,703
7.000%, 05/15/2022		21,412,000,000	1,503,592
7.000%, 05/15/2027		17,179,000,000	1,161,211
7.500%, 08/15/2032		3,504,000,000	235,017
7.500%, 05/15/2038		7,717,000,000	508,981
8.250%, 07/15/2021		19,860,000,000	1,437,493
8.250%, 05/15/2029		4,891,000,000	358,788
8.375%, 03/15/2024		25,945,000,000	1,907,868
8.375%, 09/15/2026		21,555,000,000	1,584,459
8.750%, 05/15/2031		17,423,000,000	1,305,525
9.000%, 03/15/2029		8,290,000,000	631,884

			17,437,488
Ireland – 2.3%
Republic of Ireland
3.400%, 03/18/2024	EUR	3,967,000	5,227,364
3.900%, 03/20/2023		4,695,000	6,141,592

			11,368,956
Japan – 0.8%
Government of Japan
0.100%, 12/20/2023	JPY	452,300,000	4,138,772
Malaysia – 1.6%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	712,115

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
3.733%, 06/15/2028	MYR	1,930,000	$469,385
3.844%, 04/15/2033		4,313,000	1,026,668
3.882%, 03/14/2025		2,835,000	699,925
3.899%, 11/16/2027		3,370,000	828,472
4.059%, 09/30/2024		9,740,000	2,431,569
4.160%, 07/15/2021		7,083,000	1,762,674

			7,930,808
Norway – 1.4%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	17,125,000	2,038,923
3.750%, 05/25/2021 (A)		26,605,000	3,245,018
4.500%, 05/22/2019 (A)		15,572,000	1,813,232

			7,097,173
Philippines – 2.5%
Republic of Philippines
3.375%, 01/12/2020	PHP	10,560,000	197,014
3.375%, 08/20/2020		7,490,000	137,839
3.500%, 03/20/2021		29,770,000	542,802
3.500%, 04/21/2023		71,930,000	1,265,652
3.875%, 11/22/2019		54,560,000	1,025,056
4.250%, 04/11/2020		60,430,000	1,132,834
4.625%, 09/09/2040		4,368,000	68,233
4.950%, 01/15/2021		4,435,000	84,207
5.500%, 03/08/2023		37,630,000	714,292
5.875%, 12/16/2020		84,843,440	1,618,291
6.250%, 03/12/2024		53,225,000	1,044,469
6.250%, 01/14/2036		43,000,000	887,679
6.500%, 04/28/2021		38,460,000	741,837
7.375%, 03/03/2021		59,600,000	1,167,159
8.000%, 07/19/2031		66,710,000	1,534,832

			12,162,196
Portugal – 0.9%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	1,915,000	2,330,689
5.125%, 10/15/2024 (A)		$1,905,000	2,075,715

			4,406,404
Qatar – 0.5%
State of Qatar
4.000%, 03/14/2029 (A)		1,055,000	1,087,296
4.817%, 03/14/2049		1,270,000	1,335,326

			2,422,622
Singapore – 1.1%
Republic of Singapore
1.750%, 04/01/2022	SGD	2,290,000	1,680,665
3.250%, 09/01/2020		4,815,000	3,618,038

			5,298,703
Sweden – 0.4%
Kingdom of Sweden
0.125%, 04/24/2023 (A)	EUR	1,880,000	2,141,332

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $129,930,653)			$122,407,314

CORPORATE BONDS – 43.6%
Communication services – 4.3%
Cablevision Systems Corp.
5.875%, 09/15/2022		$415,000	433,675
CCO Holdings LLC
5.000%, 02/01/2028 (A)		1,245,000	1,230,994
5.125%, 05/01/2027 (A)		1,135,000	1,142,094
5.750%, 01/15/2024		1,290,000	1,323,863
CSC Holdings LLC
5.375%, 02/01/2028 (A)		1,135,000	1,137,838

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CSC Holdings LLC (continued)
5.500%, 04/15/2027 (A)		$970,000	$990,516
6.500%, 02/01/2029 (A)		650,000	691,844
7.500%, 04/01/2028 (A)		1,120,000	1,200,136
DISH DBS Corp.
6.750%, 06/01/2021		1,119,000	1,153,689
EMI Music Publishing Group North America Holdings, Inc.
7.625%, 06/15/2024 (A)		245,000	259,700
Lamar Media Corp.
5.000%, 05/01/2023		204,000	206,805
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		381,000	392,430
6.375%, 02/01/2024 (A)		1,335,000	1,398,413
McGraw-Hill Global Education Holdings LLC
7.875%, 05/15/2024 (A)		1,325,000	1,073,250
Netflix, Inc.
3.625%, 05/15/2027	EUR	359,000	416,284
Rackspace Hosting, Inc.
8.625%, 11/15/2024 (A)(B)		$660,000	587,981
Radiate Holdco LLC
6.625%, 02/15/2025 (A)		1,390,000	1,341,350
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (A)		496,000	500,340
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		630,000	637,088
5.000%, 08/01/2027 (A)		330,000	330,198
5.375%, 07/15/2026 (A)		1,005,000	1,022,588
Uber Technologies, Inc.
8.000%, 11/01/2026 (A)		1,320,000	1,405,800
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%) 02/28/2057		1,085,000	1,087,713
WMG Acquisition Corp.
5.500%, 04/15/2026 (A)		1,405,000	1,441,881

			21,406,470
Consumer discretionary – 2.7%
Amazon.com, Inc.
3.150%, 08/22/2027		1,420,000	1,431,798
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		820,000	814,875
Expedia Group, Inc.
3.800%, 02/15/2028		1,335,000	1,288,897
5.000%, 02/15/2026		1,240,000	1,313,698
Graham Holdings Company
5.750%, 06/01/2026 (A)		865,000	908,250
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (A)		735,000	722,138
5.000%, 06/01/2024 (A)		660,000	673,200
5.250%, 06/01/2026 (A)		1,881,000	1,898,634
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,470,000	1,455,300
4.625%, 01/15/2022 (A)		1,535,000	1,542,230
5.000%, 10/15/2025 (A)		1,090,000	1,076,702

			13,125,722
Consumer staples – 1.4%
Aramark Services, Inc.
5.000%, 04/01/2025 (A)		810,000	829,440
Darling Ingredients, Inc.
5.375%, 01/15/2022		840,000	852,600
Kraft Heinz Foods Company
3.000%, 06/01/2026		1,290,000	1,206,115

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Molson Coors Brewing Company
1.250%, 07/15/2024	EUR	755,000	$848,548
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		$1,590,000	1,546,275
5.625%, 01/15/2028 (A)		500,000	496,250
5.750%, 03/01/2027 (A)		1,355,000	1,360,081

			7,139,309
Energy – 7.8%
Chesapeake Energy Corp.
6.125%, 02/15/2021		610,000	628,300
6.875%, 11/15/2020		610,000	626,775
7.000%, 10/01/2024 (B)		2,010,000	2,004,975
8.000%, 06/15/2027		1,730,000	1,704,050
Concho Resources, Inc.
4.300%, 08/15/2028		1,015,000	1,047,845
Continental Resources, Inc.
4.375%, 01/15/2028		2,295,000	2,360,070
DCP Midstream Operating LP
3.875%, 03/15/2023		70,000	69,650
5.375%, 07/15/2025		2,030,000	2,116,275
Diamondback Energy, Inc.
4.750%, 11/01/2024 (A)		785,000	802,506
5.375%, 05/31/2025		2,290,000	2,390,188
Enbridge, Inc.
4.250%, 12/01/2026		1,185,000	1,236,477
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%) 01/15/2077		940,000	932,950
Exxon Mobil Corp.
2.397%, 03/06/2022		950,000	950,269
FTS International, Inc.
6.250%, 05/01/2022		640,000	619,200
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,025,000	972,819
Marathon Petroleum Corp.
4.750%, 12/15/2023 (A)		1,300,000	1,369,028
MPLX LP
5.500%, 02/15/2049		685,000	731,974
Murphy Oil Corp.
6.875%, 08/15/2024		1,406,000	1,488,630
Occidental Petroleum Corp.
3.500%, 06/15/2025		1,008,000	1,036,278
Parsley Energy LLC
5.375%, 01/15/2025 (A)		1,375,000	1,375,000
5.625%, 10/15/2027 (A)		2,180,000	2,174,550
PBF Holding Company LLC
7.250%, 06/15/2025		1,800,000	1,847,700
Pertamina Persero PT
4.300%, 05/20/2023 (A)		805,000	827,468
Petroleos del Peru SA
5.625%, 06/19/2047 (A)		697,000	742,305
SM Energy Company
6.625%, 01/15/2027 (B)		2,120,000	2,014,000
Targa Resources Partners LP
5.875%, 04/15/2026 (A)		815,000	861,455
Teekay Offshore Partners LP
8.500%, 07/15/2023 (A)(B)		531,000	520,380
The Williams Companies, Inc.
3.700%, 01/15/2023		1,025,000	1,043,889
3.750%, 06/15/2027		1,055,000	1,048,554
4.550%, 06/24/2024		1,060,000	1,119,514
WPX Energy, Inc.
5.750%, 06/01/2026		1,880,000	1,908,200

			38,571,274

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 13.9%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2068		$2,395,000	$2,879,988
Asian Development Bank
5.000%, 03/09/2022	AUD	940,000	727,977
Bank of America Corp.
2.250%, 04/21/2020		$1,370,000	1,362,779
Bank of America Corp. (3 month LIBOR + 0.760%) 3.548%, 09/15/2026 (B)(C)		1,126,000	1,051,853
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023		1,962,000	1,956,857
Bank of America Corp. (3.458% to 3-15-24, then 3 month LIBOR + 0.970%) 03/15/2025		605,000	611,347
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%) 02/07/2030		1,030,000	1,050,870
Bank of Ireland Group PLC
4.500%, 11/25/2023 (A)		580,000	589,443
BMW Finance NV
1.000%, 11/14/2024	EUR	410,000	470,618
BNG Bank NV
0.250%, 02/22/2023 to 06/07/2024		1,460,000	1,665,601
Citibank NA
2.125%, 10/20/2020		$1,585,000	1,571,729
Citigroup, Inc. (3 month BBSW + 1.550%) 3.480%, 05/04/2021 (C)	AUD	1,487,000	1,070,176
Citigroup, Inc. (3 month EURIBOR + 0.500%) 0.191%, 03/21/2023 (C)	EUR	920,000	1,029,042
DB Insurance Company, Ltd.
3.492%, 05/25/2024	KRW	1,000,000,000	910,397
3.865%, 05/25/2027		1,000,000,000	927,505
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%) 06/15/2027		$201,000	197,964
European Bank for Reconstruction & Development
7.375%, 04/15/2019	IDR	7,990,000,000	560,534
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,315,000	1,495,427
0.500%, 01/20/2023		725,000	836,824
1.875%, 05/23/2023		1,020,000	1,243,604
Inter-American Development Bank
2.125%, 11/09/2020		$2,460,000	2,448,350
International Bank for Reconstruction & Development
2.500%, 03/12/2020	AUD	1,015,000	725,663
2.800%, 01/13/2021		1,185,000	856,029
3.375%, 01/25/2022	NZD	2,027,000	1,434,283
3.500%, 01/22/2021		2,225,000	1,559,128
3.625%, 06/22/2020	NOK	7,100,000	844,422
4.625%, 10/06/2021	NZD	2,400,000	1,743,257
7.450%, 08/20/2021	IDR	15,855,000,000	1,113,845
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,465,006
JPMorgan Chase & Co.
3.625%, 12/01/2027		$285,000	283,517
4.400%, 07/22/2020		742,000	758,732
KfW
0.000%, 09/15/2023	EUR	415,000	470,140
0.375%, 03/15/2023		845,000	972,015
2.125%, 08/15/2023		1,745,000	2,160,816
2.625%, 02/28/2024		$1,910,000	1,934,026
2.750%, 09/08/2020		2,480,000	2,492,496

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
KfW (continued)
6.000%, 08/20/2020	AUD	2,925,000	$2,196,475
MGIC Investment Corp.
5.750%, 08/15/2023	$	580,000	612,625
Nordic Investment Bank
1.375%, 07/15/2020	NOK	5,340,000	619,065
4.125%, 03/19/2020	NZD	1,740,000	1,210,530
Popular, Inc.
6.125%, 09/14/2023	$	1,625,000	1,694,063
Refinitiv US Holdings, Inc.
8.250%, 11/15/2026 (A)		1,245,000	1,221,656
Royal Bank of Canada
2.150%, 10/26/2020		1,245,000	1,236,744
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) 06/15/2022 (D)		1,275,000	1,247,970
Swiss Insured Brazil Power Finance Sarl
9.850%, 07/16/2032 (A)	BRL	16,933,000	4,497,764
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%) 12/15/2025	$	1,500,000	1,518,750
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	931,049
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,125,529
The Goldman Sachs Group, Inc.
(3 month LIBOR + 0.750%)
3.427%, 02/23/2023 (C)	$	1,170,000	1,159,782
The PNC Financial Services Group, Inc.
3.500%, 01/23/2024		505,000	518,824
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	702,125
3.150%, 04/27/2027	$	915,000	919,534
US Bank NA
3.000%, 02/04/2021		1,390,000	1,399,061
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	813,073
Wells Fargo & Company (3 month
BBSW + 1.320%) 3.394%,
07/27/2021 (C)		935,000	670,924
Westpac Banking Corp.
7.250%, 02/11/2020		700,000	518,955
Zions Bancorp NA (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%)
06/15/2023 (D)	$	550,000	539,000

			68,825,758
Health care – 2.6%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	585,689
2.625%, 11/15/2028		300,000	355,878
CVS Health Corp.
4.100%, 03/25/2025	$	735,000	755,041
5.050%, 03/25/2048		1,435,000	1,446,385
HCA Healthcare, Inc.
6.250%, 02/15/2021		1,827,000	1,919,903
HCA, Inc.
5.000%, 03/15/2024		995,000	1,053,597
7.500%, 02/15/2022		2,320,000	2,558,496
IQVIA, Inc.
4.875%, 05/15/2023 (A)		590,000	600,384
Teva Pharmaceutical Finance
Netherlands II BV
4.500%, 03/01/2025	EUR	761,000	872,603
Thermo Fisher Scientific, Inc.
0.750%, 09/12/2024		282,000	319,330

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (continued)
1.400%, 01/23/2026	EUR	468,000	$545,780
UnitedHealth Group, Inc.
2.375%, 10/15/2022	$	1,250,000	1,238,546
2.700%, 07/15/2020		598,000	599,299

			12,850,931
Industrials – 2.4%
AECOM
5.125%, 03/15/2027		2,105,000	2,033,956
5.875%, 10/15/2024		1,360,000	1,433,100
Air Canada Pass Through Trust
3.300%, 07/15/2031 (A)		1,549,296	1,498,944
BOC Aviation, Ltd.
2.750%, 09/18/2022 (A)		990,000	967,938
BOC Aviation, Ltd. (3 month LIBOR +
1.050%) 3.609%, 05/02/2021 (A)(C)		285,000	286,368
Cimpress NV
7.000%, 06/15/2026 (A)		815,000	784,438
HC2 Holdings, Inc.
11.500%, 12/01/2021 (A)		695,000	606,388
IHS Markit, Ltd.
4.750%, 08/01/2028		835,000	873,669
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	9,120,000,000	620,840
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)	$	920,000	929,908
United Rentals North America, Inc.
4.875%, 01/15/2028		1,025,000	997,018
5.500%, 05/15/2027		870,000	878,700

			11,911,267
Information technology – 3.9%
Apple, Inc.
3.250%, 02/23/2026		950,000	967,527
3.450%, 05/06/2024		1,395,000	1,442,243
Banff Merger Sub, Inc.
9.750%, 09/01/2026 (A)		870,000	843,900
CDK Global, Inc.
5.875%, 06/15/2026		1,065,000	1,112,925
CommScope Finance LLC
5.500%, 03/01/2024 (A)		2,160,000	2,209,226
Dell International LLC
5.300%, 10/01/2029 (A)		1,050,000	1,056,799
8.350%, 07/15/2046 (A)		1,465,000	1,770,735
IBM Corp.
2.750%, 12/21/2020	GBP	925,000	1,236,532
Jabil, Inc.
3.950%, 01/12/2028	$	349,000	325,617
KLA-Tencor Corp.
4.100%, 03/15/2029		1,335,000	1,364,728
Microchip Technology, Inc.
3.922%, 06/01/2021 (A)		35,000	35,301
4.333%, 06/01/2023 (A)		580,000	592,812
Micron Technology, Inc.
5.327%, 02/06/2029		1,215,000	1,248,971
Microsoft Corp.
2.000%, 08/08/2023		1,525,000	1,490,175
NXP BV
4.625%, 06/01/2023 (A)		1,200,000	1,246,200
Seagate HDD Cayman
4.875%, 06/01/2027		1,715,000	1,636,223
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)		900,000	972,000

			19,551,914

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 2.4%
Ball Corp.
4.000%, 11/15/2023	$	1,845,000	$1,858,838
4.375%, 12/15/2020		820,000	832,300
4.875%, 03/15/2026		1,120,000	1,155,000
5.250%, 07/01/2025		1,460,000	1,529,350
Crown Americas LLC
4.500%, 01/15/2023		1,360,000	1,373,600
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		1,021,000	1,133,310
Ecolab, Inc.
1.000%, 01/15/2024	EUR	330,000	382,262
Sealed Air Corp.
4.875%, 12/01/2022 (A)	$	690,000	712,073
5.125%, 12/01/2024 (A)		1,310,000	1,357,108
5.500%, 09/15/2025 (A)		89,000	93,690
6.500%, 12/01/2020 (A)		1,390,000	1,445,600

			11,873,131
Real estate – 0.3%
American Tower Corp.
1.950%, 05/22/2026	EUR	305,000	352,256
Crown Castle International Corp.
4.300%, 02/15/2029	$	765,000	789,088
SBA Communications Corp.
4.875%, 09/01/2024		550,000	555,665

			1,697,009
Utilities – 1.9%
Emera US Finance LP
3.550%, 06/15/2026		1,374,000	1,358,824
Emera, Inc. (6.750% to 6-15-26, then 3
month LIBOR + 5.440%) 06/15/2076		2,290,000	2,444,575
Greenko Dutch BV
5.250%, 07/24/2024 (A)		975,000	937,931
Israel Electric Corp., Ltd.
5.000%, 11/12/2024 (A)		420,000	443,100
6.875%, 06/21/2023 (A)		235,000	261,878
NRG Energy, Inc.
6.625%, 01/15/2027		1,625,000	1,748,906
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,440,000	1,418,792
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	110,349
Vistra Operations Company LLC
5.500%, 09/01/2026 (A)	$	475,000	494,000
5.625%, 02/15/2027 (A)		251,000	260,726

			9,479,081
TOTAL CORPORATE BONDS (Cost $216,152,417)			$216,431,866
CONVERTIBLE BONDS – 2.8%
Communication services – 0.3%
DISH Network Corp.
3.375%, 08/15/2026		430,000	365,285
GCI Liberty, Inc.
1.750%, 09/30/2046 (A)		1,150,000	1,255,978

			1,621,263
Consumer discretionary – 0.3%
Sony Corp.
0.000%, 09/30/2022	JPY	139,000,000	1,467,336
Energy – 0.8%
Chesapeake Energy Corp.
5.500%, 09/15/2026	$	1,960,000	1,816,125
Oasis Petroleum, Inc.
2.625%, 09/15/2023 (B)		1,180,000	1,101,685

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Energy (continued)
SM Energy Company
1.500%, 07/01/2021	$	785,000	$732,908

			3,650,718
Health care – 0.8%
Anthem, Inc.
2.750%, 10/15/2042		329,000	1,305,541
Bayer Capital Corp. BV
5.625%, 11/22/2019 (A)	EUR	1,300,000	1,038,292
Danaher Corp.
0.000%, 01/22/2021	$	340,000	1,715,449

			4,059,282
Industrials – 0.2%
Fortive Corp.
0.875%, 02/15/2022 (A)		795,000	835,590
Information technology – 0.2%
Avaya Holdings Corp.
2.250%, 06/15/2023 (A)		1,055,000	971,624
Utilities – 0.2%
NRG Energy, Inc.
2.750%, 06/01/2048 (A)		1,020,000	1,159,972
TOTAL CONVERTIBLE BONDS (Cost $12,897,970)			$13,765,785
CAPITAL PREFERRED SECURITIES – 1.3%
Financials – 1.3%
BAC Capital Trust XIII (Greater of 3
month LIBOR + 0.400% or 4.000%)
4.000%, 04/15/2019 (C)(D)		1,045,000	815,100
First Maryland Capital I (3 month
LIBOR + 1.000%) 3.787%,
01/15/2027 (C)		1,046,000	967,550
First Maryland Capital II (3 month
LIBOR + 0.850%) 3.391%,
02/01/2027 (C)		1,220,000	1,125,450
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.807%,
04/29/2019 (C)(D)		2,081,000	1,633,585
Wachovia Capital Trust III (Greater of 3
month LIBOR + 0.930% or 5.570%)
5.570%, 04/29/2019 (C)(D)		1,942,000	1,916,851

			6,458,536
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $6,692,719)			$6,458,536
TERM LOANS (E) – 0.9%
Communication services – 0.2%
Cengage Learning, Inc., 2016 Term Loan
B (1 month LIBOR + 4.250%)
6.736%, 06/07/2023		1,359,722	1,220,350
Consumer discretionary – 0.4%
American Tire Distributors, Inc., 2015
Term Loan (3 month LIBOR +
7.500%) 10.129%, 09/02/2024		1,959,143	1,743,638
American Tire Distributors, Inc., Exit
FILO Term Loan (3 month LIBOR +
6.000%) 8.663%, 09/01/2023		187,732	183,977

			1,927,615
Industrials – 0.2%
Space Exploration Technologies Corp.,
Term Loan B (1 month LIBOR +
4.250%) 6.740%, 11/21/2025		1,057,350	1,052,063

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Materials – 0.1%
Crown European Holdings SA, 2018
EUR Term Loan (1 month EURIBOR
+ 2.375%) 2.375%, 04/03/2025	EUR	248,130	$279,152
TOTAL TERM LOANS (Cost $4,576,211)			$4,479,180
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.0%
Commercial and residential – 5.4%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1
4.328%, 04/25/2035 (F)	$	233,914	236,461
Americold LLC
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (A)		445,000	470,182
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.763%, 04/25/2048 (A)(F)		1,128,758	1,141,097
Series 2019-1, Class A1,
3.805%, 01/25/2049 (A)(F)		1,233,005	1,241,512
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month LIBOR + 2.437%)
4.926%, 03/15/2037 (A)(C)		815,000	811,422
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3
4.233%, 01/25/2035 (F)		175,377	176,270
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%),
3.190%, 01/25/2035 (C)		81,543	81,648
Series 2004-13, Class A1 (1 month LIBOR + 0.740%),
3.230%, 11/25/2034 (C)		52,591	52,384
BHMS Mortgage Trust
Series 2018-ATLS, Class C (1 month LIBOR + 1.900%),
4.389%, 07/15/2035 (A)(C)		665,000	663,744
Series 2018-ATLS, Class D (1 month LIBOR + 2.250%),
4.739%, 07/15/2035 (A)(C)		380,000	378,569
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%)
4.440%, 03/15/2037 (A)(C)		1,040,000	1,039,988
BXP Trust
Series 2017-CC, Class C,
3.552%, 08/13/2037 (A)(F)		565,000	557,377
Series 2017-GM, Class D,
3.425%, 06/13/2039 (A)(F)		1,220,000	1,185,657
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month LIBOR + 1.600%)
4.089%, 07/15/2032 (A)(C)		195,000	195,245
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A1
4.478%, 02/25/2037 (F)		67,296	69,213
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%)
3.617%, 06/11/2032 (A)(C)		675,000	672,874
Cold Storage Trust
Series 2017-E3, Class C (1 month LIBOR + 1.350%)
3.839%, 04/15/2036 (A)(C)		775,000	774,978

Strategic Income Opportunities Trust (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG)
Series 2013-WWP, Class D
3.898%, 03/10/2031 (A)	$	290,000	$302,468
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2014-TWC, Class D (1 month LIBOR + 2.250%)
4.748%, 02/13/2032 (A)(C)		665,000	665,209
Core Industrial Trust
Series 2015-CALW, Class F
3.850%, 02/10/2034 (A)(F)		445,000	446,639
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (A)		680,000	698,508
DBGS Mortgage Trust
Series 2018-BIOD, Class B (1 month LIBOR + 0.888%)
3.377%, 05/15/2035 (A)(C)		677,541	670,962
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.077%, 09/19/2044		1,785,173	87,976
Series 2005-AR2, Class X2 IO,
1.390%, 03/19/2045		2,879,958	118,367
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX
3.382%, 12/15/2034 (A)(F)		550,000	544,820
GRACE Mortgage Trust
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (A)(F)		350,000	346,488
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.692%, 07/10/2038 (F)		24,512	24,651
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A (1 month LIBOR + 0.900%)
3.389%, 07/15/2031 (A)(C)		895,000	894,152
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1
4.279%, 05/25/2034 (F)		357,945	360,951
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
3.855%, 06/19/2034 (F)		157,590	157,763
Series 2004-7, Class 4A,
4.703%, 11/19/2034 (F)		239,790	244,797
Series 2005-2, Class X IO,
1.162%, 05/19/2035		1,062,037	54,085
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%),
2.828%, 06/20/2035 (C)		285,751	282,525
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%),
2.935%, 06/20/2035 (C)		194,076	195,204
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (A)		6,641,903	115,654
Series 2007-4, Class ES IO,
0.350%, 07/19/2047		6,891,702	114,853
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (A)		5,845,250	84,196

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
IMT Trust
Series 2017-A3, Class EFL (1 month
LIBOR + 2.150%)
4.639%, 06/15/2034 (A)(C) $	325,000	$323,232
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.045%, 10/25/2036	4,781,303	217,800
Series 2005-AR18, Class 2X IO,
0.613%, 10/25/2036	11,934,002	217,173
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2018-AON, Class D,
4.613%, 07/05/2031 (A)(F)	270,000	280,526
Series 2018-PHH, Class C (1 month
LIBOR + 1.360%),
3.849%, 06/15/2035 (A)(C)	265,000	264,331
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
4.277%, 12/25/2034 (F)	86,798	86,864
Series 2005-A2, Class A2,
4.455%, 02/25/2035 (F)	180,563	186,263
Series 2005-A8, Class A2A (1 month
LIBOR + 0.270%),
2.760%, 08/25/2036 (C)	483,357	478,625
Series 2006-3, Class 2A1,
4.420%, 10/25/2036 (F)	125,014	123,851
Morgan Stanley Capital I Trust
Series 2014-150E, Class F,
4.295%, 09/09/2032 (A)(F)	695,000	698,457
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.889%, 11/15/2034 (A)(C)	370,000	369,536
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
4.521%, 10/25/2034 (F)	234,666	238,511
Series 2004-9, Class 1A,
5.362%, 11/25/2034 (F)	142,116	149,825
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (A)	344,250	344,390
MSDB Trust
Series 2017-712F, Class B
3.453%, 07/11/2039 (A)(F)	785,000	779,589
Olympic Tower Mortgage Trust
Series 2017-OT, Class A
3.566%, 05/10/2039 (A)	595,000	606,342
One Market Plaza Trust
Series 2017-1MKT, Class D
4.146%, 02/10/2032 (A)	275,000	274,740
Opteum Mortgage Acceptance Corp. Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%)
2.800%, 11/25/2035 (C)	105,674	104,956
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.474%, 01/11/2037 (A)(F)	540,000	525,045
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class D
4.388%, 01/05/2043 (A)(F)	635,000	529,470

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6
4.392%, 12/25/2033 (F) $	143,207	$144,011
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1
4.229%, 09/25/2037 (F)	335,431	338,715
Verus Securitization Trust
Series 2018-1, Class A1
2.929%, 02/25/2048 (A)(F)	368,490	366,700
VNDO Trust
Series 2016-350P, Class D
3.903%, 01/10/2035 (A)(F)	749,000	750,981
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1,
4.395%, 01/25/2035 (F)	217,039	221,832
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%),
2.860%, 01/25/2045 (C)	360,721	359,891
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%),
2.870%, 01/25/2045 (C)	249,184	249,532
Series 2005-AR3, Class A2,
4.090%, 03/25/2035 (F)	205,361	207,781
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%),
3.330%, 07/25/2045 (C)	268,791	269,154
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%),
3.210%, 07/25/2045 (C)	263,083	263,503
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1
4.974%, 12/25/2034 (F)	114,433	116,460
Worldwide Plaza Trust
Series 2017-WWP, Class D
3.596%, 11/10/2036 (A)(F)	645,000	624,855

		26,871,830
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%),
4.140%, 04/25/2024 (C)	150,758	151,728
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%),
4.340%, 10/25/2027 (C)	270,358	273,196
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%),
3.690%, 10/25/2029 (C)	809,974	814,290
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%),
3.240%, 03/25/2030 (C)	1,332,589	1,331,761
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%)
3.040%, 01/25/2030 (C)	143,840	143,752

		2,714,727
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,383,238)		$29,586,557

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 4.7%
Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month LIBOR + 0.735%)
3.225%, 10/25/2035 (C) $	388,007	$388,898
Accredited Mortgage Loan Trust
Series 2005-2, Class M2 (1 month LIBOR + 0.660%)
3.150%, 07/25/2035 (C)	69,061	69,130
Aegis Asset Backed Securities Trust
Series 2005-2, Class M2 (1 month LIBOR + 0.440%)
2.930%, 06/25/2035 (C)	188,529	186,626
American Express Credit Account Master Trust
Series 2019-1, Class A
2.972%, 10/15/2024	775,000	782,273
BA Credit Card Trust
Series 2018-A1, Class A1
2.700%, 07/17/2023	1,198,000	1,201,931
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%)
2.730%, 07/25/2036 (A)(C)	424,853	423,662
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1
2.490%, 01/20/2023	500,000	499,312
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	1,517,963	1,546,891
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	1,080,000	1,078,553
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (A)	513,500	513,854
Series 2019-1A, Class A2I
3.787%, 05/20/2049 (A)	900,000	902,430
Series 2019-1A, Class A2II
4.021%, 05/20/2049 (A)	485,000	487,183
Discover Card Execution Note Trust
Series 2019-A1, Class A1
3.040%, 07/15/2024	475,000	481,477
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (A)	880,113	908,294
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%)
4.021%, 07/25/2047 (A)(C)	940,675	938,022
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (A)	563,085	583,294
First Franklin Mortgage Loan Trust
Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%)
2.960%, 07/25/2035 (C)	88,552	88,634
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (A)	599,325	619,972
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%)
2.860%, 10/25/2035 (C)	385,811	383,424
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month LIBOR + 1.500%)
3.990%, 06/25/2033 (C)	122,360	122,042

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%)
3.931%, 07/17/2037 (A)(C) $	590,000	$587,416
METAL LLC
Series 2017-1, Class A
4.581%, 10/15/2042 (A)	469,442	468,564
Mill City Mortgage Loan Trust
Series 2018-3, Class A1
3.500%, 08/25/2058 (A)(F)	1,798,103	1,813,568
MVW Owner Trust
Series 2018-1A, Class A
3.450%, 01/21/2036 (A)	633,976	643,011
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A2
3.690%, 10/15/2023 (A)	875,000	890,655
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month LIBOR + 0.660%)
3.150%, 05/25/2035 (C)	449,600	449,415
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month LIBOR + 0.150%)
2.640%, 09/25/2036 (C)	440,840	439,182
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month LIBOR + 0.735%)
3.225%, 03/25/2035 (C)	569,321	568,267
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.970%, 05/25/2046 (A)	1,532,700	1,603,511
Textainer Marine Containers VII, Ltd.
Series 2018-1A, Class A
4.110%, 07/20/2043 (A)	699,720	709,001
Towd Point Mortgage Trust
Series 2018-3, Class A1
3.750%, 05/25/2058 (A)(F)	663,277	670,945
Series 2018-4, Class A1
3.000%, 06/25/2058 (A)(F)	400,900	396,579
Series 2019-1, Class A1
3.750%, 03/25/2058 (A)(F)	955,256	970,214
Verizon Owner Trust
Series 2017-1A, Class A
2.060%, 09/20/2021 (A)	615,000	613,092
Wendy’s Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (A)	198,790	200,816
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (A)	172,813	170,369
TOTAL ASSET BACKED SECURITIES (Cost $22,991,936)		$23,400,507
COMMON STOCKS – 0.1%
Communication services – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Industrials – 0.1%
HC2 Holdings, Inc. (B)(H)	88,710	217,340
TOTAL COMMON STOCKS (Cost $786,052)		$217,340
PREFERRED SECURITIES – 3.6%
Financials – 1.5%
First Republic Bank, 5.125%	28,400	692,960
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%),
3.750% (A)(C)	2,315	1,691,867

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	10,886	$288,370
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (C)	11,356	242,678
U.S. Bancorp, 5.500% (B)	40,750	1,035,458
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.807% (C)	1,829	1,445,386
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	569,256
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	719,110
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	21,913	664,621

		7,349,706
Health care – 0.3%
Becton, Dickinson and Company, 6.125%	24,695	1,526,398
Industrials – 0.3%
Fortive Corp., 5.000%	1,665	1,752,977
Real estate – 0.2%
Crown Castle International Corp., 6.875%	1,010	1,194,830
Utilities – 1.3%
CenterPoint Energy, Inc., 7.000%	31,650	1,672,386
Dominion Energy, Inc., 6.750%	28,680	1,431,706
NextEra Energy, Inc., 6.123%	36,105	2,233,455
South Jersey Industries, Inc., 7.250%	17,400	897,492

		6,235,039
TOTAL PREFERRED SECURITIES (Cost $17,378,204)		$18,058,950
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on the GBP vs. USD (Expiration Date: 4-10-19; Strike Price: GBP 1.33; Counterparty: Citibank N.A.) (H)(I)	6,480,000	25,894
Puts – 0.0%
Over the Counter Option on the AUD vs. JPY (Expiration Date: 6-6-19; Strike Price: AUD 74.50; Counterparty: Citibank N.A.) (H)(I)	7,805,000	22,279
Over the Counter Option on the USD vs. CAD (Expiration Date: 5-24-19; Strike Price: $1.23; Counterparty: Citigroup Global Markets, Ltd.) (H)(I)	9,835,000	20

		22,299
TOTAL PURCHASED OPTIONS (Cost $334,911)		$48,193
SECURITIES LENDING COLLATERAL – 1.2%
John Hancock Collateral Trust, 2.6031% (J)(K) 587,785		5,881,849
TOTAL SECURITIES LENDING COLLATERAL (Cost $5,881,939)		$5,881,849
SHORT-TERM INVESTMENTS – 1.3%
U.S. Government Agency – 1.3%
Federal Home Loan Bank Discount Note
2.250%, 04/01/2019*	$6,410,000	6,410,000

Strategic Income Opportunities Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.0%
Barclays Tri-Party Repurchase Agreement dated 3-29-19 at 2.550% to be repurchased at $146,031 on 4-1-19, collateralized by $126,700 U.S. Treasury Inflation Indexed Notes, 1.375% due 1-15-20 (valued at $149,011, including interest)	$146,000	$146,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,554,806)		$6,556,000
Total Investments (Strategic Income Opportunities Trust)
(Cost $499,269,390) – 99.9%		$495,334,035
Other assets and liabilities, net – 0.1%		663,946

TOTAL NET ASSETS – 100.0%		$495,997,981

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security—(Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $133,545,740 or 26.9% of the fund’s net assets as of 3-31-19.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $5,728,283.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	The rate shown is the annualized seven-day yield as of 3-31-19.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	21,341,842	USD	15,318,214	Australia and New Zealand Banking Group	6/19/2019	—	($142,492)
BRL	12,299,242	USD	3,189,653	Citibank N.A.	6/19/2019	—	(66,163)
BRL	3,395,442	USD	881,920	Goldman Sachs Bank USA	6/19/2019	—	(19,621)
CAD	2,841,587	NZD	3,105,000	National Australia Bank Limited	6/19/2019	$12,851	—
CAD	4,013,053	USD	3,050,000	Bank of Montreal	6/19/2019	—	(41,182)
CAD	8,085,697	USD	6,110,000	Canadian Imperial Bank of Commerce	6/19/2019	—	(47,684)
CAD	2,433,965	USD	1,857,933	Citibank N.A.	6/19/2019	—	(33,049)
CAD	1,491,681	USD	1,138,733	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(20,334)
CAD	2,208,893	USD	1,678,133	Royal Bank of Canada	6/19/2019	—	(21,998)
EUR	75,000	USD	84,696	Bank of America, N.A.	6/19/2019	—	(10)
EUR	15,794,477	USD	18,074,186	Citibank N.A.	6/19/2019	—	(239,957)
EUR	30,979,594	USD	35,376,832	Goldman Sachs Bank USA	6/19/2019	—	(396,429)
EUR	7,091,545	USD	8,094,434	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(87,062)
EUR	4,945,256	USD	5,644,154	Standard Chartered Bank	6/19/2019	—	(60,251)
EUR	8,687,610	USD	9,912,076	State Street Bank and Trust Company	6/19/2019	—	(102,519)
EUR	8,524,049	USD	9,633,902	UBS AG	6/19/2019	—	(9,028)
GBP	3,856,705	EUR	4,515,000	Goldman Sachs Bank USA	6/19/2019	—	(55,429)
GBP	2,995,000	USD	3,940,579	Citibank N.A.	6/19/2019	—	(24,608)
GBP	6,730,000	USD	8,799,190	HSBC Bank USA	6/19/2019	303	—
GBP	1,495,000	USD	1,951,835	Standard Chartered Bank	6/19/2019	2,882	—
GBP	3,035,000	USD	3,983,326	State Street Bank and Trust Company	6/19/2019	—	(15,055)
GBP	1,505,000	USD	1,987,923	UBS AG	6/19/2019	—	(20,131)
JPY	983,122,658	AUD	12,460,000	Australia and New Zealand Banking Group	6/19/2019	64,429	—
JPY	134,727,461	USD	1,218,837	UBS AG	4/2/2019	—	(3,215)
JPY	666,366,788	USD	6,050,000	Citibank N.A.	6/19/2019	—	(941)
JPY	166,773,565	USD	1,505,000	UBS AG	6/19/2019	8,916	—
MXN	118,553,191	USD	6,040,000	Citibank N.A.	6/19/2019	—	(7,836)
MXN	28,901,977	USD	1,490,000	Goldman Sachs Bank USA	6/19/2019	—	(19,424)
MXN	61,084,511	USD	3,090,000	HSBC Bank USA	6/19/2019	18,071	—
MXN	29,660,785	USD	1,495,000	Morgan Stanley Capital Services, Inc.	6/19/2019	14,185	—
MXN	152,531,825	USD	7,745,039	State Street Bank and Trust Company	6/19/2019	16,009	—
NZD	1,510,000	CAD	1,375,376	Australia and New Zealand Banking Group	6/19/2019	—	(1,359)
NZD	1,595,000	CAD	1,451,710	Royal Bank of Canada	6/19/2019	—	(620)
NZD	1,231,197	USD	835,094	Australia and New Zealand Banking Group	6/19/2019	4,599	—
NZD	3,141,502	USD	2,141,914	Goldman Sachs Bank USA	6/19/2019	633	—
NZD	9,950,000	USD	6,784,607	HSBC Bank USA	6/19/2019	1,427	—
NZD	5,337,090	USD	3,625,040	State Street Bank and Trust Company	6/19/2019	14,927	—
SGD	7,156,930	USD	5,269,947	Australia and New Zealand Banking Group	6/19/2019	18,670	—
SGD	4,720,321	USD	3,487,935	HSBC Bank USA	6/19/2019	148	—
USD	13,932,079	AUD	19,238,612	Australia and New Zealand Banking Group	6/19/2019	251,919	—
USD	2,196,220	AUD	3,025,000	Citibank N.A.	6/19/2019	45,208	—
USD	617,095	AUD	861,331	Morgan Stanley Capital Services, Inc.	6/19/2019	4,621	—
USD	1,014,644	BRL	3,881,358	Citibank N.A.	6/19/2019	28,943	—
USD	8,913,180	BRL	33,120,930	State Street Bank and Trust Company	6/19/2019	501,857	—
USD	1,450,870	CAD	1,941,485	Bank of Montreal	6/19/2019	—	(4,774)
USD	4,543,530	CAD	6,024,047	Citibank N.A.	6/19/2019	26,953	—
USD	9,282,247	CAD	12,328,988	Goldman Sachs Bank USA	6/19/2019	38,490	—
USD	3,289,799	CAD	4,320,826	Morgan Stanley Capital Services, Inc.	6/19/2019	50,226	—
USD	19,067,483	CAD	25,439,581	Royal Bank of Canada	6/19/2019	—	(6,045)
USD	940,755	CAD	1,243,518	State Street Bank and Trust Company	6/19/2019	8,417	—
USD	742,707	CAD	993,395	State Street Bank and Trust Company	6/20/2019	—	(2,118)
USD	2,293,096	EUR	2,004,210	Australia and New Zealand Banking Group	6/19/2019	30,056	—
USD	14,584,778	EUR	12,736,914	Citibank N.A.	6/19/2019	202,975	—
USD	586,056	EUR	512,283	Goldman Sachs Bank USA	6/19/2019	7,615	—
USD	9,063,591	EUR	7,900,000	HSBC Bank USA	6/19/2019	143,358	—
USD	53,938,196	EUR	47,029,865	Morgan Stanley Capital Services, Inc.	6/19/2019	834,735	—
USD	2,222,314	EUR	1,943,704	Royal Bank of Canada	6/19/2019	27,594	—
USD	168,330	EUR	146,467	Standard Chartered Bank	6/19/2019	2,948	—
USD	20,830,494	EUR	18,331,228	State Street Bank and Trust Company	6/19/2019	131,909	—
USD	4,386,577	EUR	3,862,137	U.S. Bank	6/19/2019	25,670	—

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,002,806	GBP	1,505,000	Citibank N.A.	6/19/2019	$35,014	—
USD	3,154,196	GBP	2,410,000	Goldman Sachs Bank USA	6/19/2019	3,114	—
USD	5,907,600	GBP	4,495,000	HSBC Bank USA	6/19/2019	30,375	—
USD	3,982,600	GBP	3,000,000	Standard Chartered Bank	6/19/2019	60,092	—
USD	5,886,596	GBP	4,530,000	State Street Bank and Trust Company	6/19/2019	—	($36,392)
USD	1,530,000	JPY	165,980,520	Citibank N.A.	6/19/2019	23,283	—
USD	6,020,000	JPY	664,845,188	Goldman Sachs Bank USA	6/19/2019	—	(15,246)
USD	3,505,248	JPY	387,560,141	Morgan Stanley Capital Services, Inc.	6/19/2019	—	(12,896)
USD	4,242,722	JPY	464,277,952	Standard Chartered Bank	6/19/2019	28,159	—
USD	2,906,990	JPY	321,746,333	State Street Bank and Trust Company	6/19/2019	—	(13,718)
USD	2,442,491	JPY	268,326,075	UBS AG	6/19/2019	6,715	—
USD	3,000,000	MXN	58,617,185	Citibank N.A.	6/19/2019	17,470	—
USD	7,635,000	MXN	150,252,960	Goldman Sachs Bank USA	6/19/2019	—	(10,095)
USD	1,500,000	MXN	29,400,300	HSBC Bank USA	6/19/2019	4,069	—
USD	7,514,016	MXN	146,048,991	State Street Bank and Trust Company	6/19/2019	82,825	—
USD	1,675,000	MXN	32,964,838	Toronto Dominion Bank	6/19/2019	—	(2,300)
USD	249,277	NOK	2,142,103	Citibank N.A.	6/19/2019	171	—
USD	8,540,027	NOK	72,000,969	JPMorgan Chase Bank N.A.	6/19/2019	167,000	—
USD	478,247	NZD	697,368	Australia and New Zealand Banking Group	6/19/2019	2,632	—
USD	19,073,991	NZD	27,623,964	Goldman Sachs Bank USA	6/19/2019	234,077	—
USD	6,992,198	SGD	9,443,839	HSBC Bank USA	6/19/2019	13,668	—
USD	3,440,668	SGD	4,644,385	Royal Bank of Canada	6/19/2019	8,697	—

						$3,258,905	($1,539,981)

WRITTEN OPTIONS

Foreign currency options

Description	Counterparty (OTC)	Exercise price		Expiration date	Notional amount*	Premium	Value
Calls
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.33	Apr 2019	3,240,000	$63,310	$(12,947)

						$63,310	$(12,947)

*	For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 68.2%
U.S. Government – 36.6%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$2,964,375
3.000%, 02/15/2047 to 08/15/2048	31,635,000	32,872,156
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,776,532

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.375%, 05/15/2041	$1,830,000	$2,338,468
4.625%, 02/15/2040	5,000,000	6,576,563
4.750%, 02/15/2041	2,000,000	2,680,391

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
7.875%, 02/15/2021	$3,400,000	$3,744,516
8.125%, 08/15/2021	1,400,000	1,587,414
8.750%, 08/15/2020	5,750,000	6,240,547
U.S. Treasury Notes
1.250%, 01/31/2020	1,000,000	990,313
1.375%, 10/31/2020	30,500,000	30,042,500
1.625%, 06/30/2019 to 07/31/2020	28,100,000	27,896,200
1.750%, 09/30/2019	7,000,000	6,975,664
2.000%, 11/15/2021 to 02/15/2022	29,400,000	29,226,992
2.250%, 02/15/2021 to 11/15/2027	24,595,000	24,391,088
2.625%, 02/28/2023	3,000,000	3,044,648
2.750%, 04/30/2023	3,500,000	3,570,410
2.875%, 11/30/2023 to 05/15/2028	9,300,000	9,641,723
3.000%, 10/31/2025	2,000,000	2,084,219
3.125%, 05/15/2021	13,100,000	13,326,180

		215,970,899
U.S. Government Agency – 31.6%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,256,539
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,505,357
2.500%, TBA (A)	3,000,000	2,982,998
2.500%, 04/01/2031	1,947,472	1,938,765
2.750%, 06/19/2023	2,000,000	2,035,693
3.000%, TBA (A)	5,000,000	4,978,644
3.000%, 07/01/2032 to 08/01/2046	8,725,150	8,758,998
3.500%, TBA (A)	4,300,000	4,360,828
3.500%, 12/01/2025 to 03/01/2045	6,555,681	6,724,235
4.000%, 02/01/2024 to 09/01/2047	4,944,004	5,126,731
4.500%, 05/01/2024 to 11/01/2048	6,942,807	7,283,520
4.617%, (12 month LIBOR + 1.868%), 08/01/2037 (B)	569,068	598,141
5.000%, TBA (A)	2,300,000	2,435,488
5.000%, 06/01/2023 to 10/01/2040	490,783	529,868
5.225%, (12 month LIBOR + 2.100%), 02/01/2037 (B)	62,897	66,021
5.500%, 02/01/2023 to 01/01/2039	658,727	719,553
6.000%, 10/01/2036 to 10/01/2038	314,268	354,186
6.250%, 07/15/2032	450,000	621,448
6.500%, 01/01/2021 to 09/01/2038	67,688	76,883
6.750%, 09/15/2029	1,200,000	1,635,877
7.000%, 04/01/2029 to 10/01/2038	69,525	79,804
7.500%, 09/01/2030 to 03/01/2032	8,628	9,945
8.000%, 02/01/2030	1,105	1,267
Federal National Mortgage Association
2.125%, 04/24/2026	2,000,000	1,954,062
2.500%, TBA (A)	4,000,000	3,975,143
2.500%, 05/01/2028	1,066,186	1,066,167
2.625%, 09/06/2024	1,000,000	1,014,806
3.000%, TBA (A)	11,400,000	11,348,635
3.000%, 01/01/2027 to 07/01/2046	13,790,058	13,820,349
3.500%, TBA (A)	3,000,000	3,040,446
3.500%, 12/01/2025 to 07/01/2046	18,481,972	18,899,709
4.000%, 08/01/2020 to 05/01/2048	21,723,728	22,467,782
4.065%, (12 month LIBOR + 1.796%), 04/01/2037 (B)	198,600	209,149
4.130%, (6 month LIBOR + 1.413%), 07/01/2034 (B)	151,551	154,992
4.217%, (12 month LIBOR + 1.576%), 09/01/2037 (B)	100,437	104,681
4.241%, (1 Year CMT + 2.185%), 05/01/2036 (B)	68,776	72,430

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
4.430%, (12 month LIBOR + 1.351%), 01/01/2035 (B)	$247,680	$256,194
4.500%, 12/01/2020 to 06/01/2041	3,075,284	3,252,327
4.711%, (12 month LIBOR + 1.885%), 10/01/2037 (B)	84,477	88,965
5.000%, 07/01/2020 to 07/01/2039	1,380,977	1,487,090
5.500%, 08/01/2021 to 11/01/2038	845,140	919,098
6.000%, 01/01/2021 to 08/01/2038	609,962	675,963
6.500%, 03/01/2022 to 12/01/2037	160,891	182,748
7.000%, 02/01/2031 to 10/01/2038	52,565	59,859
7.125%, 01/15/2030	209,000	293,554
7.250%, 05/15/2030	1,450,000	2,067,681
7.500%, 09/01/2030 to 08/01/2031	21,738	24,958
8.000%, 08/01/2030 to 09/01/2031	5,502	6,338
8.500%, 09/01/2030	914	1,067
Financing Corp. 8.600%, 09/26/2019	675,000	694,925
Government National Mortgage Association
3.000%, TBA (A)	5,000,000	5,025,102
3.000%, 08/15/2043 to 06/20/2047	7,073,169	7,116,603
3.500%, TBA (A)	2,800,000	2,860,039
3.500%, 04/15/2042 to 02/20/2047	14,652,122	15,027,175
4.000%, 11/15/2026 to 01/20/2048	8,510,054	8,833,457
4.500%, 05/15/2019 to 10/20/2040	1,387,234	1,465,752
5.000%, 10/15/2023 to 07/20/2040	1,308,496	1,398,279
5.500%, 08/15/2023 to 09/20/2039	460,796	498,907
6.000%, 07/15/2029 to 10/15/2038	305,329	342,694
6.500%, 05/15/2028 to 12/15/2038	216,733	247,909
7.000%, 08/15/2029 to 05/15/2032	36,674	41,328
7.500%, 09/15/2030 to 01/15/2031	7,260	8,345
8.000%, 04/15/2031	7,552	8,806
8.500%, 09/15/2030	5,048	5,949
Tennessee Valley Authority 3.875%, 02/15/2021	700,000	718,987

		186,819,239

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $402,272,774)		$402,790,138

FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Brazil – 0.3%
Federative Republic of Brazil 4.250%, 01/07/2025 (C)	1,612,000	1,641,032
Canada – 0.2%
Province of British Columbia 6.500%, 01/15/2026	490,000	598,491
Province of Quebec
7.125%, 02/09/2024	150,000	179,176
7.500%, 07/15/2023	410,000	487,472

		1,265,139
Chile – 0.1%
Republic of Chile 3.875%, 08/05/2020	510,000	518,160
Colombia – 0.1%
Republic of Colombia 4.375%, 07/12/2021	550,000	565,125
Israel – 0.1%
Government of Israel 5.500%, 09/18/2023	455,000	516,056

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	$300,000	$333,506
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,060,200
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	482,850
Peru – 0.1%
Republic of Peru 6.550%, 03/14/2037	250,000	336,563
Philippines – 0.2%
Republic of Philippines 4.000%, 01/15/2021	1,000,000	1,019,357
Poland – 0.0%
Republic of Poland 6.375%, 07/15/2019	110,000	111,112
South Africa – 0.1%
Republic of South Africa 5.500%, 03/09/2020	740,000	751,700
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	328,850
6.250%, 09/26/2022	400,000	394,619

		723,469

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,369,017)		$9,324,269

CORPORATE BONDS – 25.3%
Communication services – 2.2%
21st Century Fox America, Inc. 6.650%, 11/15/2037	440,000	607,787
America Movil SAB de CV
3.125%, 07/16/2022	500,000	503,525
5.000%, 03/30/2020	61,000	62,157
AT&T, Inc.
3.000%, 02/15/2022	500,000	502,115
4.125%, 02/17/2026	575,000	587,913
4.300%, 12/15/2042	20,000	18,441
4.500%, 03/09/2048	500,000	470,855
4.750%, 05/15/2046	900,000	882,881
5.150%, 03/15/2042	50,000	51,229
6.375%, 03/01/2041	360,000	422,944
British Telecommunications PLC 9.625%, 12/15/2030	190,000	271,824
CBS Corp. 4.300%, 02/15/2021	150,000	153,193
Comcast Corp.
2.350%, 01/15/2027	455,000	425,322
3.375%, 02/15/2025	600,000	611,524
5.700%, 07/01/2019	310,000	311,986
6.500%, 11/15/2035	255,000	323,202
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	201,235
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	257,128
Historic TW, Inc. 7.570%, 02/01/2024	240,000	283,114
NBCUniversal Media LLC 5.150%, 04/30/2020	230,000	235,793
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	137,555

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Emisiones SA 7.045%, 06/20/2036	$230,000	$280,265
Telefonica Europe BV 8.250%, 09/15/2030	350,000	461,658
The Walt Disney Company 3.150%, 09/17/2025	500,000	510,332
Time Warner Cable LLC 4.125%, 02/15/2021	60,000	60,945
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	685,271
Verizon Communications, Inc.
2.625%, 02/21/2020	517,000	516,755
4.272%, 01/15/2036	458,000	463,905
4.522%, 09/15/2048	760,000	781,004
4.600%, 04/01/2021	650,000	674,643
Viacom, Inc. 4.500%, 03/01/2021	120,000	123,111
Vodafone Group PLC 4.375%, 03/16/2021	110,000	113,099
Warner Media LLC
4.850%, 07/15/2045	500,000	504,063
7.625%, 04/15/2031	285,000	373,782

		12,870,556
Consumer discretionary – 1.5%
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	248,830
2.450%, 09/24/2020	470,000	468,332
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	992,017
Brinker International, Inc. 3.875%, 05/15/2023	250,000	239,688
eBay, Inc. 3.250%, 10/15/2020	250,000	251,092
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	262,680
3.336%, 03/18/2021	1,000,000	984,922
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	284,761
5.250%, 03/01/2026	650,000	671,284
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	251,022
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	169,264
Lowe’s Companies, Inc. 3.375%, 09/15/2025	460,000	462,285
McDonald’s Corp. 3.625%, 05/20/2021	250,000	255,020
Newell Brands, Inc. 3.900%, 11/01/2025	250,000	232,429
O’Reilly Automotive, Inc. 4.875%, 01/14/2021	300,000	310,123
Target Corp. 3.900%, 11/15/2047	500,000	496,570
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	402,592
3.350%, 09/15/2025	752,000	774,715
4.250%, 04/01/2046	390,000	414,628
5.875%, 12/16/2036	280,000	352,821
Toyota Motor Credit Corp. 3.400%, 09/15/2021	320,000	326,620

		8,851,695
Consumer staples – 1.3%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	449,473
9.250%, 08/06/2019	105,000	107,333

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch Companies LLC
3.650%, 02/01/2026 (D)	$800,000	$802,939
4.900%, 02/01/2046 (D)	500,000	502,456
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	500,000	533,385
6.875%, 11/15/2019	460,000	470,975
Conagra Brands, Inc. 9.750%, 03/01/2021	175,000	191,218
CVS Health Corp. 4.125%, 05/15/2021	60,000	61,337
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	75,588	93,388
Diageo Capital PLC 4.828%, 07/15/2020	95,000	97,634
Edgewell Personal Care Company 4.700%, 05/19/2021	250,000	254,375
Kellogg Company 4.150%, 11/15/2019	30,000	30,229
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	462,812
3.950%, 07/15/2025	600,000	604,730
6.875%, 01/26/2039	40,000	45,236
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	491,880
4.000%, 03/05/2042	270,000	281,949
5.500%, 01/15/2040	280,000	347,578
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	257,335
4.125%, 05/17/2021	320,000	329,182
Reynolds American, Inc. 3.250%, 11/01/2022 (C)	270,000	267,933
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	248,510
The Coca-Cola Company 3.150%, 11/15/2020	560,000	564,831

		7,496,718
Energy – 2.6%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	322,949
Apache Corp. 3.625%, 02/01/2021	250,000	252,919
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	415,207
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	249,129
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	349,492
Cenovus Energy, Inc. 5.700%, 10/15/2019	15,385	15,605
Chevron Corp. 1.961%, 03/03/2020	850,000	844,392
CNOOC Petroleum North America ULC 6.200%, 07/30/2019	120,000	121,198
Devon Energy Corp. 5.000%, 06/15/2045	485,000	508,830
Devon Financing Company LLC 7.875%, 09/30/2031	170,000	222,418
Enbridge, Inc. 3.700%, 07/15/2027	400,000	399,186
4.500%, 06/10/2044	400,000	404,347
Encana Corp. 6.500%, 08/15/2034	270,000	323,001
Energy Transfer Operating LP
6.125%, 12/15/2045	350,000	381,224
6.500%, 02/01/2042	50,000	55,621

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Ensco PLC 4.700%, 03/15/2021 (C)	$360,000	$342,000
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	294,262
6.875%, 03/01/2033	130,000	167,068
EOG Resources, Inc. 4.100%, 02/01/2021	300,000	307,117
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	750,213
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	731,518
6.375%, 03/01/2041	60,000	69,581
6.500%, 09/01/2039	180,000	211,225
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	410,417
Marathon Oil Corp. 3.850%, 06/01/2025	500,000	506,489
Noble Holding International, Ltd. 6.050%, 03/01/2041	50,000	31,250
Occidental Petroleum Corp. 4.100%, 02/01/2021	300,000	306,973
ONEOK Partners LP 6.650%, 10/01/2036	268,000	306,974
Petrobras Global Finance BV
4.375%, 05/20/2023 (C)	365,000	368,103
5.375%, 01/27/2021	400,000	411,500
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	492,245
5.500%, 01/21/2021	320,000	325,440
6.625%, 06/15/2035	230,000	216,775
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,094,408
6.375%, 12/15/2038	90,000	122,297
Southern Natural Gas Company LLC 4.400%, 06/15/2021	250,000	257,174
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	278,202
Sunoco Logistics Partners Operations LP 3.450%, 01/15/2023	170,000	170,760
The Williams Companies, Inc.
5.100%, 09/15/2045	400,000	411,743
5.250%, 03/15/2020	400,000	408,491
7.875%, 09/01/2021	190,000	210,016
Tosco Corp. 8.125%, 02/15/2030	383,000	529,849
Total Capital SA
4.125%, 01/28/2021	40,000	41,092
4.250%, 12/15/2021	60,000	62,517
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	462,142
Valero Energy Corp. 7.500%, 04/15/2032	270,000	344,897

		15,508,256
Financials – 7.8%
AEGON Funding Company LLC 5.750%, 12/15/2020	165,000	173,004
American Express Company 2.650%, 12/02/2022	345,000	343,152
American International Group, Inc.
4.125%, 02/15/2024	550,000	567,884
6.250%, 05/01/2036	430,000	494,200
Bank of America Corp.
2.625%, 10/19/2020	400,000	399,054
3.300%, 01/11/2023	800,000	810,493
4.450%, 03/03/2026	700,000	729,910

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued) 7.750%, 05/14/2038	$480,000	$667,372
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 3.004%, 12/20/2023	386,000	384,988
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 3.419%, 12/20/2028	1,312,000	1,284,123
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 3.970%, 03/05/2029	500,000	510,628
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 4.443%, 01/20/2048	500,000	524,127
Barclays PLC 4.375%, 01/12/2026	500,000	502,419
Berkshire Hathaway Finance Corp. 4.250%, 01/15/2021	60,000	61,931
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	505,494
Branch Banking & Trust Company 2.850%, 04/01/2021	500,000	500,829
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	359,975
Capital One Financial Corp. 3.200%, 02/05/2025	2,000,000	1,959,125
Citigroup, Inc.
2.350%, 08/02/2021	500,000	494,243
2.400%, 02/18/2020	1,500,000	1,494,186
4.450%, 09/29/2027	500,000	514,353
5.500%, 09/13/2025	400,000	438,718
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 4.281%, 04/24/2048	500,000	512,393
Cooperatieve Rabobank UA 4.500%, 01/11/2021	500,000	515,213
Credit Suisse AG 3.000%, 10/29/2021	750,000	753,323
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021	575,000	581,093
3.750%, 03/26/2025	250,000	252,050
Discover Financial Services 5.200%, 04/27/2022	120,000	126,896
European Investment Bank
1.750%, 06/17/2019	1,750,000	1,747,253
2.875%, 09/15/2020	700,000	704,487
GE Capital International Funding Company Unlimited Company 4.418%, 11/15/2035	822,000	761,709
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	574,911
6.500%, 09/15/2037	660,000	821,156
HSBC USA, Inc. 2.350%, 03/05/2020	1,000,000	997,079
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,089,801
7.000%, 06/15/2025	325,000	399,944
International Bank for Reconstruction & Development 2.125%, 11/01/2020	1,300,000	1,294,946
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	701,387
3.375%, 05/01/2023	500,000	505,348
3.875%, 02/01/2024	1,300,000	1,354,913

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.350%, 08/15/2021	$710,000	$734,529
6.400%, 05/15/2038	125,000	162,389
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 3.509%, 01/23/2029	500,000	497,189
KeyCorp 5.100%, 03/24/2021	250,000	260,883
KfW 1.875%, 04/01/2019	1,000,000	1,000,000
Lincoln National Corp. 7.000%, 06/15/2040	150,000	198,998
MetLife, Inc. 4.600%, 05/13/2046	500,000	543,213
Moody’s Corp. 5.500%, 09/01/2020	60,000	62,257
Morgan Stanley
2.650%, 01/27/2020	300,000	299,670
2.800%, 06/16/2020	485,000	485,422
3.700%, 10/23/2024	950,000	967,106
4.100%, 05/22/2023	750,000	770,397
7.300%, 05/13/2019	110,000	110,567
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 3.772%, 01/24/2029	550,000	553,648
Northern Trust Corp. 3.450%, 11/04/2020	300,000	304,287
PartnerRe Finance B LLC 5.500%, 06/01/2020	60,000	61,571
Prudential Financial, Inc. 5.375%, 06/21/2020	280,000	289,060
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	635,732
Reinsurance Group of America, Inc. 5.000%, 06/01/2021	50,000	52,042
State Street Corp. 3.100%, 05/15/2023	250,000	253,652
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	514,910
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	568,302
The Allstate Corp. 3.280%, 12/15/2026	500,000	507,431
The Bank of New York Mellon Corp. 2.450%, 11/27/2020	450,000	448,024
The Bank of Nova Scotia 2.350%, 10/21/2020	400,000	398,567
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	597,510
3.500%, 01/23/2025	750,000	747,930
3.625%, 01/22/2023	500,000	508,820
3.750%, 02/25/2026	500,000	502,226
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	202,919
The PNC Financial Services Group, Inc. 6.700%, 06/10/2019	310,000	312,282
The Toronto-Dominion Bank 1.800%, 07/13/2021	500,000	489,856
The Travelers Companies, Inc.
4.050%, 03/07/2048	300,000	308,466
5.900%, 06/02/2019	310,000	311,564
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	237,562

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Travelers Property Casualty Corp. 7.750%, 04/15/2026	$50,000	$64,353
U.S. Bancorp 3.000%, 03/15/2022	600,000	606,181
Wells Fargo & Company 5.375%, 02/07/2035	1,500,000	1,752,109
Wells Fargo & Company, Series M 3.450%, 02/13/2023	750,000	758,354
Westpac Banking Corp. 2.000%, 08/19/2021	600,000	589,249

		46,083,337
Health care – 2.4%
Abbott Laboratories
2.950%, 03/15/2025	300,000	298,649
3.750%, 11/30/2026	283,000	294,046
AbbVie, Inc.
2.900%, 11/06/2022	500,000	498,906
3.200%, 05/14/2026	716,000	696,675
4.400%, 11/06/2042	260,000	241,684
Aetna, Inc. 3.500%, 11/15/2024	200,000	200,113
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	258,170
Allergan Funding SCS
3.800%, 03/15/2025	861,000	872,543
4.750%, 03/15/2045 (C)	321,000	320,603
Amgen, Inc.
4.400%, 05/01/2045	260,000	256,383
4.663%, 06/15/2051	159,000	160,306
Anthem, Inc.
4.101%, 03/01/2028	350,000	360,590
4.650%, 08/15/2044	150,000	156,309
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	276,180
Becton, Dickinson and Company 3.250%, 11/12/2020	300,000	301,265
Biogen, Inc. 5.200%, 09/15/2045	500,000	531,335
Celgene Corp. 3.875%, 08/15/2025	600,000	615,936
Cigna Corp. 4.000%, 02/15/2022	280,000	287,818
CVS Health Corp.
3.875%, 07/20/2025	650,000	658,218
4.300%, 03/25/2028	500,000	507,805
Express Scripts Holding Company 6.125%, 11/15/2041	330,000	391,407
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	612,367
4.500%, 04/01/2021	330,000	341,125
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/2038	210,000	278,328
Humana, Inc. 3.850%, 10/01/2024	350,000	356,789
Johnson & Johnson 5.850%, 07/15/2038	285,000	373,697
Laboratory Corp. of America Holdings 4.625%, 11/15/2020	280,000	286,202
Life Technologies Corp. 5.000%, 01/15/2021	310,000	319,436
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	851,713
Pfizer, Inc.
2.750%, 06/03/2026	713,000	703,826
4.400%, 05/15/2044	264,000	287,293

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Quest Diagnostics, Inc.
4.200%, 06/30/2029	$500,000	$516,070
4.700%, 03/30/2045	500,000	498,609
Thermo Fisher Scientific, Inc. 4.150%, 02/01/2024	350,000	365,937
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	53,308
5.800%, 03/15/2036	300,000	369,424

		14,399,065
Industrials – 1.7%
3M Company 3.000%, 08/07/2025	330,000	335,885
Baker Hughes, a GE Company, LLC 3.337%, 12/15/2027	500,000	486,581
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	53,520
4.700%, 10/01/2019	250,000	252,661
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	313,088
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	518,187
CSX Corp.
3.350%, 11/01/2025	420,000	423,503
3.700%, 10/30/2020	270,000	273,498
Emerson Electric Company
2.625%, 12/01/2021	250,000	250,145
4.875%, 10/15/2019	250,000	252,881
FedEx Corp. 3.875%, 08/01/2042	420,000	371,516
General Electric Company
4.500%, 03/11/2044	500,000	457,561
6.750%, 03/15/2032	66,000	76,306
6.875%, 01/10/2039	168,000	198,930
Ingersoll-Rand Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	599,260
John Deere Capital Corp. 1.700%, 01/15/2020	550,000	545,658
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	261,847
Northrop Grumman Corp. 3.500%, 03/15/2021	150,000	152,269
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	512,577
Snap-on, Inc. 6.125%, 09/01/2021	310,000	334,490
The Boeing Company
1.650%, 10/30/2020	438,000	430,397
2.600%, 10/30/2025	438,000	427,281
8.750%, 09/15/2031	90,000	132,911
Union Pacific Corp.
3.250%, 08/15/2025	500,000	506,469
3.799%, 10/01/2051	313,000	294,410
4.000%, 02/01/2021	280,000	285,867
4.050%, 11/15/2045	500,000	487,420
United Technologies Corp. 6.125%, 07/15/2038	225,000	273,639
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	615,777

		10,124,534
Information technology – 2.5%
Alphabet, Inc. 3.625%, 05/19/2021	320,000	328,386
Apple, Inc. 2.400%, 05/03/2023	800,000	792,639

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Apple, Inc. (continued)
2.450%, 08/04/2026	$1,060,000	$1,024,063
3.250%, 02/23/2026	500,000	509,225
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	469,300
3.900%, 10/01/2025	470,000	494,550
5.100%, 10/01/2035	470,000	534,326
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	779,115
Baidu, Inc.
3.000%, 06/30/2020	250,000	249,865
4.125%, 06/30/2025	250,000	255,211
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	105,248
Fiserv, Inc. 2.700%, 06/01/2020	250,000	249,733
HP, Inc. 3.750%, 12/01/2020	49,000	49,828
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,132,755
4.000%, 06/20/2042	210,000	206,287
5.600%, 11/30/2039	21,000	25,287
Intel Corp. 2.700%, 12/15/2022	690,000	694,343
Leidos Holdings, Inc. 4.450%, 12/01/2020	300,000	304,500
Microsoft Corp.
2.000%, 11/03/2020	438,000	434,950
3.125%, 11/03/2025	438,000	448,453
3.750%, 05/01/2043	500,000	511,948
4.250%, 02/06/2047	600,000	670,193
4.450%, 11/03/2045	438,000	499,371
Oracle Corp.
2.400%, 09/15/2023	435,000	428,189
2.650%, 07/15/2026	310,000	299,969
2.950%, 05/15/2025	550,000	549,647
4.125%, 05/15/2045	500,000	511,021
QUALCOMM, Inc. 3.450%, 05/20/2025	500,000	503,991
Visa, Inc.
2.200%, 12/14/2020	463,000	460,925
3.150%, 12/14/2025	463,000	471,156
4.300%, 12/14/2045	463,000	511,904
Xerox Corp. 6.750%, 12/15/2039	60,000	56,850

		14,563,228
Materials – 1.0%
E.I. du Pont de Nemours & Company 3.625%, 01/15/2021	180,000	183,650
Eastman Chemical Company 4.650%, 10/15/2044	500,000	490,175
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	492,805
Huntsman International LLC 4.500%, 05/01/2029	500,000	498,334
International Paper Company 5.000%, 09/15/2035	500,000	523,520
Newmont Mining Corp. 4.875%, 03/15/2042	270,000	283,269
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	161,334
PPG Industries, Inc. 3.600%, 11/15/2020	300,000	304,264
Praxair, Inc. 2.450%, 02/15/2022	240,000	240,035

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	$100,000	$127,279
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	305,069
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	509,180
5.200%, 11/02/2040	250,000	298,381
Teck Resources, Ltd.
4.500%, 01/15/2021	17,000	17,249
6.250%, 07/15/2041	270,000	288,415
The Dow Chemical Company
4.375%, 11/15/2042	590,000	563,933
9.400%, 05/15/2039	130,000	197,941
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	400,750

		5,885,583
Real estate – 0.7%
American Tower Corp. 5.000%, 02/15/2024	500,000	539,911
Boston Properties LP 4.125%, 05/15/2021	300,000	307,299
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	399,052
Essex Portfolio LP 5.200%, 03/15/2021	60,000	62,154
HCP, Inc. 3.875%, 08/15/2024	400,000	407,885
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	813,641
Simon Property Group LP
3.375%, 06/15/2027	500,000	504,047
3.500%, 09/01/2025	441,500	451,279
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	498,037
Welltower, Inc. 4.950%, 01/15/2021	320,000	329,750
Weyerhaeuser Company 4.700%, 03/15/2021	150,000	154,212

		4,467,267
Utilities – 1.6%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	532,478
6.125%, 04/01/2036	436,000	548,660
CenterPoint Energy Resources Corp. 4.500%, 01/15/2021	246,000	252,212
Dominion Energy, Inc.
3.900%, 10/01/2025	242,000	249,839
5.200%, 08/15/2019	110,000	110,927
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	255,593
Duke Energy Corp. 3.750%, 04/15/2024	500,000	515,865
4.800%, 12/15/2045	500,000	542,470
Entergy Corp. 5.125%, 09/15/2020	310,000	316,660
Exelon Corp.
3.400%, 04/15/2026	542,000	541,701
5.150%, 12/01/2020	310,000	319,617
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	177,824
Florida Power & Light Company 5.650%, 02/01/2037	290,000	359,066
Georgia Power Company 5.950%, 02/01/2039	335,000	384,313

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Hydro-Quebec 8.400%, 01/15/2022	$250,000	$287,415
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	229,749
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	278,631
Pacific Gas & Electric Company
3.500%, 10/01/2020 (E)	60,000	55,200
6.050%, 03/01/2034 (E)	454,000	450,595
PacifiCorp 6.000%, 01/15/2039	335,000	424,305
Pennsylvania Electric Company 5.200%, 04/01/2020	300,000	306,032
PPL Capital Funding, Inc. 3.400%, 06/01/2023	250,000	251,803
PPL WEM, Ltd. 5.375%, 05/01/2021 (D)	60,000	61,951
Progress Energy, Inc. 4.400%, 01/15/2021	305,000	312,347
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	250,508
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	238,671
Southern California Edison Company 5.350%, 07/15/2035	130,000	139,090
The Southern Company 3.250%, 07/01/2026	572,000	561,235
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,885
8.875%, 11/15/2038	190,000	300,050

		9,305,692

TOTAL CORPORATE BONDS (Cost $140,228,248)		$149,555,931

MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	76,459
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	193,244
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	77,300
Metropolitan Washington Airports Authority Dulles Toll Road 7.462%, 10/01/2046	40,000	60,349
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	131,227
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	409,955
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	357,366
State of California
7.300%, 10/01/2039	400,000	578,812
7.500%, 04/01/2034	80,000	115,492
State of Illinois, GO
5.100%, 06/01/2033	115,000	113,001
7.350%, 07/01/2035	280,000	318,144
State of Texas 5.517%, 04/01/2039	260,000	331,313
State of Utah
3.539%, 07/01/2025	390,000	403,798
4.554%, 07/01/2024	260,000	275,023
State of Washington 5.481%, 08/01/2039	260,000	322,174

Total Bond Market Trust (continued)

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	$310,000	$364,160
University of California 5.770%, 05/15/2043	320,000	407,462

TOTAL MUNICIPAL BONDS (Cost $3,795,678)		$4,535,279

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Commercial and residential – 2.0%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	150,202
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,009,411
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	490,106	487,829
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	179,074
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,043,747
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	700,000	719,397
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,019,627
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,056,538
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (F)	400,000	419,902
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	527,107
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	240,826
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033%, 09/15/2047 (D)(F)	171,439	175,722

		12,029,382
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series K005, Class A2, 4.317%, 11/25/2019	700,000	702,602
Series K013, Class A2, 3.974%, 01/25/2021 (F)	700,000	714,628
Series K041, Class A2, 3.171%, 10/25/2024	700,000	717,440
Series K047, Class A2, 3.329%, 05/25/2025 (F)	700,000	723,793
Series K050, Class A2, 3.334%, 08/25/2025 (F)	700,000	724,197
Series K712, Class A2, 1.869%, 11/25/2019	550,390	547,357

		4,130,017

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,568,677)		$16,159,399

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust, 2.6031% (G)(H)	266,846	$2,670,275

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,670,350)		$2,670,275

SHORT-TERM INVESTMENTS – 10.3%
Money market funds – 10.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (G)	60,774,289	60,774,289

TOTAL SHORT-TERM INVESTMENTS (Cost $60,774,289)		$60,774,289

Total Investments (Total Bond Market Trust) (Cost $635,679,033) – 109.3%		$645,809,580
Other assets and liabilities, net – (9.3%)		(54,791,620)

TOTAL NET ASSETS – 100.0%		$591,017,960

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $2,610,765.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Non-income producing - Issuer is in default.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-19.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.3%
Communication services – 9.6%
Diversified telecommunication services – 1.6%
AT&T, Inc.	172,252	$5,401,823
ATN International, Inc.	448	25,263
Bandwidth, Inc., Class A (A)	412	27,588
CenturyLink, Inc.	25,931	310,913
Cincinnati Bell, Inc. (A)	1,374	13,108
Cogent Communications Holdings, Inc.	1,087	58,970
Consolidated Communications Holdings, Inc.	1,962	21,405
Frontier Communications Corp. (A)(B)	2,191	4,360
Globalstar, Inc. (A)	33,131	14,246
IDT Corp., Class B (A)	667	4,429
Iridium Communications, Inc. (A)	2,692	71,176
Ooma, Inc. (A)	105	1,390
ORBCOMM, Inc. (A)	2,046	13,872

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	97,763	$5,780,726
Vonage Holdings Corp. (A)	5,496	55,180
Windstream Holdings, Inc. (A)	1,087	326
Zayo Group Holdings, Inc. (A)	5,771	164,012

		11,968,787
Entertainment – 1.6%
Activision Blizzard, Inc.	18,139	825,869
AMC Entertainment Holdings, Inc., Class A	3,117	46,287
Cinemark Holdings, Inc.	2,805	112,172
Electronic Arts, Inc. (A)	7,188	730,516
Global Eagle Entertainment, Inc. (A)	2,583	1,832
Glu Mobile, Inc. (A)	3,676	40,215
Liberty Media Corp.-Liberty Braves, Class A (A)	1,032	28,834
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,787	196,989
Lions Gate Entertainment Corp., Class B	5,304	80,090
Live Nation Entertainment, Inc. (A)	4,983	316,620
LiveXLive Media, Inc. (A)(B)	1,119	6,020
Netflix, Inc. (A)	10,351	3,690,753
Reading International, Inc., Class A (A)	725	11,571
Rosetta Stone, Inc. (A)	782	17,087
Take-Two Interactive Software, Inc. (A)	2,765	260,933
The Madison Square Garden Company, Class A (A)	561	164,446
The Marcus Corp.	791	31,680
The Walt Disney Company	43,390	4,817,592
Viacom, Inc., Class B	9,347	262,370
World Wrestling Entertainment, Inc., Class A	1,889	163,927
Zynga, Inc., Class A (A)	21,673	115,517

		11,921,320
Interactive media and services – 4.5%
Actua Corp. (A)(C)	909	692
Alphabet, Inc., Class C (A)	16,467	19,320,896
ANGI Homeservices, Inc., Class A (A)	11,863	183,165
Care.com, Inc. (A)	813	16,065
Cargurus, Inc. (A)	2,747	110,045
Cars.com, Inc. (A)	1,689	38,509
DHI Group, Inc. (A)	3,230	7,849
Eventbrite, Inc., Class A (A)(B)	1,590	30,480
Facebook, Inc., Class A (A)	68,074	11,347,255
InterActiveCorp (A)	1,975	414,967
Liberty TripAdvisor Holdings, Inc., Class A (A)	2,003	28,423
Match Group, Inc. (B)	6,691	378,778
QuinStreet, Inc. (A)	1,259	16,858
Rhythmone PLC (A)	96	212
Snap, Inc., Class A (A)	21,983	242,253
The Meet Group, Inc. (A)	2,247	11,302
TripAdvisor, Inc. (A)	3,026	155,688
TrueCar, Inc. (A)	2,691	17,868
Twitter, Inc. (A)	18,121	595,818
Yelp, Inc. (A)	2,060	71,070
Zillow Group, Inc., Class C (A)	4,748	164,946

		33,153,139
Media – 1.6%
Altice USA, Inc., Class A	17,286	371,303
AMC Networks, Inc., Class A (A)	1,354	76,853
Beasley Broadcast Group, Inc., Class A	797	3,172
Cable One, Inc.	145	142,300
CBS Corp., Class B	8,845	420,403

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Charter Communications, Inc., Class A (A)	5,454	$1,892,047
Clear Channel Outdoor Holdings, Inc., Class A (A)	9,421	50,402
Comcast Corp., Class A	107,726	4,306,885
comScore, Inc. (A)	1,582	32,036
Discovery, Inc., Series A (A)(B)	10,680	288,574
Discovery, Inc., Series C (A)	326	8,287
DISH Network Corp., Class A (A)	11,144	353,153
Emerald Expositions Events, Inc.	1,991	25,286
Entercom Communications Corp., Class A	1,117	5,864
Entravision Communications Corp., Class A	2,537	8,220
Fox Corp., Class A (A)	14,638	537,361
Gannett Company, Inc.	3,172	33,433
GCI Liberty, Inc., Class A (A)	2,556	142,139
Gray Television, Inc. (A)	1,979	42,271
Hemisphere Media Group, Inc. (A)	1,208	17,033
John Wiley & Sons, Inc., Class A	1,378	60,935
Lee Enterprises, Inc. (A)	44	145
Liberty Broadband Corp., Series A (A)	4,395	402,758
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,590	289,786
Loral Space & Communications, Inc. (A)	594	21,414
Marchex, Inc., Class B (A)	198	937
Media General, Inc. (A)(C)	3,256	313
Meredith Corp. (B)	1,079	59,626
MSG Networks, Inc., Class A (A)	1,826	39,716
National CineMedia, Inc.	1,815	12,796
New Media Investment Group, Inc.	1,502	15,771
News Corp., Class A	13,997	174,123
Nexstar Media Group, Inc., Class A	1,172	127,010
Omnicom Group, Inc.	5,273	384,876
Saga Communications, Inc., Class A	170	5,642
Salem Media Group, Inc.	1,184	3,025
Scholastic Corp.	809	32,166
Sinclair Broadcast Group, Inc., Class A	2,369	91,159
Sirius XM Holdings, Inc. (B)	115,854	656,892
TechTarget, Inc. (A)	758	12,333
TEGNA, Inc.	5,315	74,942
The EW Scripps Company, Class A	2,273	47,733
The Interpublic Group of Companies, Inc.	9,172	192,704
The New York Times Company, Class A	4,013	131,827
Townsquare Media, Inc., Class A	744	4,256
WideOpenWest, Inc. (A)	2,475	22,523

		11,622,430
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	25,352
Gogo, Inc. (A)(B)	2,408	10,812
NII Holdings, Inc. (A)	1,526	2,991
Shenandoah Telecommunications Company	1,344	59,620
Spok Holdings, Inc.	544	7,409
Sprint Corp. (A)	96,885	547,400
Telephone & Data Systems, Inc.	2,724	83,709
T-Mobile US, Inc. (A)	20,075	1,387,183
United States Cellular Corp. (A)	2,002	91,912

		2,216,388

		70,882,064
Consumer discretionary – 10.4%
Auto components – 0.2%
ADOMANI, Inc. (A)	1,883	729

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
American Axle & Manufacturing Holdings, Inc. (A)	2,564	$36,691
Autoliv, Inc.	2,058	151,325
BorgWarner, Inc.	4,873	187,172
Cooper Tire & Rubber Company	1,198	35,808
Dana, Inc.	3,682	65,319
Dorman Products, Inc. (A)	834	73,467
Fox Factory Holding Corp. (A)	1,019	71,218
Gentex Corp.	6,050	125,114
Gentherm, Inc. (A)	1,021	37,634
Horizon Global Corp. (A)	693	1,344
LCI Industries	621	47,705
Lear Corp.	1,460	198,137
Modine Manufacturing Company (A)	1,377	19,099
Motorcar Parts of America, Inc. (A)	518	9,775
Shiloh Industries, Inc. (A)	768	4,224
Standard Motor Products, Inc.	472	23,175
Stoneridge, Inc. (A)	780	22,511
Strattec Security Corp.	18	529
Superior Industries International, Inc.	698	3,322
Tenneco, Inc., Class A	1,320	29,251
The Goodyear Tire & Rubber Company	5,226	94,852
Tower International, Inc.	572	12,029
Veoneer, Inc. (A)(B)	2,142	48,988
Visteon Corp. (A)	677	45,596
VOXX International Corp. (A)	1,157	5,345

		1,350,359
Automobiles – 0.5%
Ford Motor Company	93,967	825,030
General Motors Company	33,243	1,233,315
Harley-Davidson, Inc.	3,892	138,789
Tesla, Inc. (A)	4,083	1,142,668
Thor Industries, Inc.	1,301	81,143
Winnebago Industries, Inc.	850	26,478

		3,447,423
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,276	47,378
Funko, Inc., Class A (A)(B)	1,206	26,194
Genuine Parts Company	3,402	381,126
LKQ Corp. (A)	7,636	216,710
Pool Corp.	964	159,031
Weyco Group, Inc.	306	9,474

		839,913
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,362	63,088
American Public Education, Inc. (A)	452	13,614
Ascent Capital Group, Inc., Class A (A)	601	452
Bridgepoint Education, Inc. (A)	803	4,906
Bright Horizons Family Solutions, Inc. (A)	1,391	176,810
Career Education Corp. (A)	1,900	31,388
Carriage Services, Inc.	454	8,740
Chegg, Inc. (A)	2,880	109,786
Collectors Universe, Inc.	319	5,589
frontdoor, Inc. (A)	1,666	57,344
Graham Holdings Company, Class B	115	78,566
Grand Canyon Education, Inc. (A)	1,157	132,488
H&R Block, Inc.	4,885	116,947
Houghton Mifflin Harcourt Company (A)	3,437	24,987
ITT Educational Services, Inc. (A)	608	0
K12, Inc. (A)	1,107	37,782
Laureate Education, Inc., Class A (A)	4,617	69,116
Regis Corp. (A)	1,290	25,374
Service Corp. International	4,330	173,850

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
ServiceMaster Global Holdings, Inc. (A)	3,154	$147,292
Sotheby’s (A)	1,279	48,282
StoneMor Partners LP (A)	1,314	4,954
Strategic Education, Inc.	503	66,049
Weight Watchers International, Inc. (A)	1,634	32,925

		1,430,329
Hotels, restaurants and leisure – 2.1%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	5,940	175,527
Biglari Holdings, Inc., Class A (A)	5	3,677
Biglari Holdings, Inc., Class B (A)	58	8,199
BJ’s Restaurants, Inc.	458	21,654
Bloomin’ Brands, Inc.	2,203	45,051
Bluegreen Vacations Corp. (B)	1,967	29,230
Boyd Gaming Corp.	2,876	78,687
Brinker International, Inc.	995	44,158
Caesars Entertainment Corp. (A)	16,268	141,369
Carnival Corp.	12,375	627,660
Carrols Restaurant Group, Inc. (A)	1,021	10,179
Cedar Fair LP	1,361	71,616
Century Casinos, Inc. (A)	941	8,525
Chipotle Mexican Grill, Inc. (A)	656	465,963
Choice Hotels International, Inc.	1,366	106,193
Churchill Downs, Inc.	1,035	93,419
Chuy’s Holdings, Inc. (A)	463	10,543
Cracker Barrel Old Country Store, Inc.	560	90,502
Darden Restaurants, Inc.	2,889	350,927
Dave & Buster’s Entertainment, Inc.	952	47,476
Del Frisco’s Restaurant Group, Inc. (A)	625	4,006
Denny’s Corp. (A)	1,378	25,286
Dine Brands Global, Inc.	499	45,554
Domino’s Pizza, Inc.	1,003	258,874
Drive Shack, Inc. (A)	2,101	9,433
Dunkin’ Brands Group, Inc.	1,979	148,623
El Pollo Loco Holdings, Inc. (A)	1,113	14,480
Empire Resorts, Inc. (A)	878	8,824
Extended Stay America, Inc.	4,854	87,129
Fiesta Restaurant Group, Inc. (A)	753	9,872
Golden Entertainment, Inc. (A)	617	8,737
Hilton Grand Vacations, Inc. (A)	2,518	77,680
Hilton Worldwide Holdings, Inc.	6,950	577,615
Hyatt Hotels Corp., Class A	2,535	183,965
Inspired Entertainment, Inc. (A)	637	4,246
International Speedway Corp., Class A	1,065	46,466
J Alexander’s Holdings, Inc. (A)	735	7,218
Jack in the Box, Inc.	634	51,392
Las Vegas Sands Corp.	18,551	1,130,869
Marriott International, Inc., Class A	8,107	1,014,105
Marriott Vacations Worldwide Corp.	1,104	103,224
McDonald’s Corp.	18,226	3,461,117
MGM Resorts International	12,588	323,008
Monarch Casino & Resort, Inc. (A)	484	21,257
Nathan’s Famous, Inc.	120	8,208
Noodles & Company (A)	483	3,284
Norwegian Cruise Line Holdings, Ltd. (A)	5,237	287,826
Papa John’s International, Inc. (B)	860	45,537
Penn National Gaming, Inc. (A)	2,961	59,516
Planet Fitness, Inc., Class A (A)	2,442	167,814
Potbelly Corp. (A)	696	5,923
RCI Hospitality Holdings, Inc.	282	6,478
Red Lion Hotels Corp. (A)	891	7,199
Red Robin Gourmet Burgers, Inc. (A)	348	10,026
Red Rock Resorts, Inc., Class A	2,945	76,128
Restaurant Brands International LP	82	5,332

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Royal Caribbean Cruises, Ltd.	4,928	$564,788
Ruth’s Hospitality Group, Inc.	825	21,112
Scientific Games Corp. (A)	2,295	46,864
SeaWorld Entertainment, Inc. (A)	2,060	53,066
Shake Shack, Inc., Class A (A)	1,005	59,446
Six Flags Entertainment Corp.	2,011	99,243
Speedway Motorsports, Inc.	1,148	16,612
Starbucks Corp.	29,408	2,186,191
Texas Roadhouse, Inc.	1,683	104,666
The Cheesecake Factory, Inc. (B)	1,116	54,595
The Habit Restaurants, Inc., Class A (A)	714	7,725
The Wendy’s Company	5,750	102,868
Town Sports International Holdings, Inc. (A)	1,108	5,274
Vail Resorts, Inc.	987	214,475
Wingstop, Inc.	647	49,191
Wyndham Destinations, Inc.	2,455	99,403
Wyndham Hotels & Resorts, Inc.	2,455	122,725
Wynn Resorts, Ltd.	2,625	313,215
Yum! Brands, Inc.	7,408	739,392

		15,597,686
Household durables – 0.4%
Bassett Furniture Industries, Inc.	298	4,890
Beazer Homes USA, Inc. (A)	924	10,635
Cavco Industries, Inc. (A)	196	23,036
Century Communities, Inc. (A)	749	17,954
CSS Industries, Inc.	262	1,569
D.R. Horton, Inc.	8,894	368,034
Ethan Allen Interiors, Inc.	740	14,156
Flexsteel Industries, Inc.	230	5,334
GoPro, Inc., Class A (A)	3,979	25,864
Green Brick Partners, Inc. (A)	1,360	11,900
Hamilton Beach Brands Holding Company, Class A	354	7,597
Hamilton Beach Brands Holding Company, Class B	241	5,172
Helen of Troy, Ltd. (A)	668	77,461
Hooker Furniture Corp.	321	9,254
Hovnanian Enterprises, Inc., Class A (A)	168	1,841
Installed Building Products, Inc. (A)	869	42,147
iRobot Corp. (A)(B)	754	88,738
KB Home	2,322	56,123
La-Z-Boy, Inc.	1,067	35,200
Leggett & Platt, Inc.	3,109	131,262
Lennar Corp., A Shares	5,860	287,667
Lennar Corp., B Shares	177	6,924
Libbey, Inc. (A)	811	2,303
Lifetime Brands, Inc.	408	3,856
M/I Homes, Inc. (A)	682	18,155
MDC Holdings, Inc.	1,378	40,045
Meritage Homes Corp. (A)	941	42,072
Mohawk Industries, Inc. (A)	1,765	222,655
Newell Brands, Inc.	11,276	172,974
NVR, Inc. (A)	85	235,195
PulteGroup, Inc.	6,543	182,942
Roku, Inc. (A)	2,508	161,791
Skyline Champion Corp.	928	17,632
Sonos, Inc. (A)	885	9,107
Taylor Morrison Home Corp., Class A (A)	3,201	56,818
Tempur Sealy International, Inc. (A)	1,354	78,085
The New Home Company, Inc. (A)	680	3,237
Toll Brothers, Inc.	3,461	125,288
TopBuild Corp. (A)	858	55,616
TRI Pointe Group, Inc. (A)	3,712	46,920

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Tupperware Brands Corp.	1,242	$31,770
Universal Electronics, Inc. (A)	411	15,269
Whirlpool Corp.	1,513	201,063
William Lyon Homes, Class A (A)	866	13,310
ZAGG, Inc. (A)	759	6,884

		2,975,745
Internet and direct marketing retail – 3.4%
1-800-Flowers.com, Inc., Class A (A)	1,804	32,887
Amazon.com, Inc. (A)	11,584	20,628,208
Blue Apron Holdings, Inc., Class A (A)	5,231	5,126
Booking Holdings, Inc. (A)	1,098	1,915,911
Duluth Holdings, Inc., Class B (A)	791	18,857
eBay, Inc.	22,722	843,895
Etsy, Inc. (A)	2,997	201,458
Expedia Group, Inc.	3,550	422,450
Gaia, Inc. (A)	625	5,719
Groupon, Inc. (A)	13,736	48,763
GrubHub, Inc. (A)	2,159	149,986
Lands’ End, Inc. (A)	910	15,115
Leaf Group, Ltd. (A)	817	6,552
Liberty Expedia Holdings, Inc., Series A (A)	1,329	56,881
Liquidity Services, Inc. (A)	1,292	9,961
Overstock.com, Inc. (A)(B)	682	11,335
PetMed Express, Inc. (B)	556	12,666
Quotient Technology, Inc. (A)	2,524	24,912
Qurate Retail, Inc. (A)	10,610	169,548
Remark Holdings, Inc. (A)	795	1,471
Shutterfly, Inc. (A)	806	32,756
Shutterstock, Inc.	951	44,345
Stamps.com, Inc. (A)	429	34,925
Stitch Fix, Inc., Class A (A)	2,477	69,926
Wayfair, Inc., Class A (A)	2,161	320,800

		25,084,453
Leisure products – 0.1%
Acushnet Holdings Corp.	1,758	40,680
American Outdoor Brands Corp. (A)	1,471	13,739
Brunswick Corp.	2,000	100,660
Callaway Golf Company	2,559	40,765
Clarus Corp.	1,048	13,425
Escalade, Inc.	562	6,278
Hasbro, Inc.	3,048	259,141
Johnson Outdoors, Inc., Class A	271	19,339
Malibu Boats, Inc., Class A (A)	547	21,650
Marine Products Corp.	951	12,810
MasterCraft Boat Holdings, Inc. (A)	506	11,420
Mattel, Inc. (A)(B)	8,453	109,889
Nautilus, Inc. (A)	835	4,643
Polaris Industries, Inc.	1,484	125,294
Sturm Ruger & Company, Inc.	478	25,344
Vista Outdoor, Inc. (A)	1,584	12,688
YETI Holdings, Inc. (A)(B)	437	13,219

		830,984
Multiline retail – 0.4%
Big Lots, Inc.	1,051	39,959
Dillard’s, Inc., Class A (B)	669	48,181
Dollar General Corp.	6,254	746,102
Dollar Tree, Inc. (A)	5,625	590,850
Fred’s, Inc., Class A (A)	1,436	3,547
J.C. Penney Company, Inc. (A)(B)	8,635	12,866
Kohl’s Corp.	3,939	270,885
Macy’s, Inc.	7,191	172,800
Nordstrom, Inc.	3,966	176,011
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,527	130,299

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Sears Holdings Corp. (A)	3,034	$2,257
Target Corp.	12,328	989,445

		3,183,202
Specialty retail – 2.2%
Aaron’s, Inc.	1,720	90,472
Abercrombie & Fitch Company, Class A	1,851	50,736
Advance Auto Parts, Inc.	1,722	293,653
American Eagle Outfitters, Inc.	4,414	97,858
America’s Car-Mart, Inc. (A)	206	18,816
Asbury Automotive Group, Inc. (A)	460	31,906
Ascena Retail Group, Inc. (A)	5,700	6,156
At Home Group, Inc. (A)	1,458	26,040
AutoNation, Inc. (A)	2,046	73,083
AutoZone, Inc. (A)	602	616,520
Barnes & Noble Education, Inc. (A)	1,290	5,418
Barnes & Noble, Inc.	1,984	10,773
Bed Bath & Beyond, Inc.	3,074	52,227
Best Buy Company, Inc.	6,485	460,824
Big 5 Sporting Goods Corp.	98	312
Boot Barn Holdings, Inc. (A)	444	13,071
Burlington Stores, Inc. (A)	1,597	250,218
Caleres, Inc.	1,169	28,863
Camping World Holdings, Inc., Class A (B)	2,166	30,129
CarMax, Inc. (A)	4,113	287,087
Carvana Company (A)(B)	3,206	186,140
Chico’s FAS, Inc.	3,502	14,954
Citi Trends, Inc.	385	7,434
Conn’s, Inc. (A)	845	19,317
Dick’s Sporting Goods, Inc.	2,324	85,546
DSW, Inc., Class A	1,858	41,285
Express, Inc. (A)	2,151	9,206
Five Below, Inc. (A)	1,324	164,507
Floor & Decor Holdings, Inc., Class A (A)	2,420	99,752
Foot Locker, Inc.	2,715	164,529
Francesca’s Holdings Corp. (A)	1,127	762
GameStop Corp., Class A (B)	2,745	27,889
Genesco, Inc. (A)	539	24,551
GNC Holdings, Inc., Class A (A)(B)	1,935	5,283
Group 1 Automotive, Inc.	447	28,921
Guess?, Inc.	1,939	38,004
Haverty Furniture Companies, Inc.	576	12,603
Hibbett Sports, Inc. (A)	587	13,389
Hudson, Ltd., Class A (A)	1,173	16,129
J. Jill, Inc.	590	3,239
Kirkland’s, Inc. (A)	654	4,598
L Brands, Inc.	6,542	180,428
Lithia Motors, Inc., Class A	533	49,436
Lowe’s Companies, Inc.	19,060	2,086,498
Lumber Liquidators Holdings, Inc. (A)	773	7,807
MarineMax, Inc. (A)	639	12,243
Monro, Inc.	769	66,534
Murphy USA, Inc. (A)	757	64,814
National Vision Holdings, Inc. (A)	1,884	59,214
Office Depot, Inc.	14,200	51,546
O’Reilly Automotive, Inc. (A)	1,891	734,275
Party City Holdco, Inc. (A)	2,586	20,533
Penske Automotive Group, Inc.	2,035	90,863
Pier 1 Imports, Inc. (A)	2,309	1,763
Rent-A-Center, Inc. (A)	1,478	30,846
RH (A)(B)	575	59,196
Ross Stores, Inc.	8,807	819,932
RTW RetailWinds, Inc. (A)	1,113	2,671
Sally Beauty Holdings, Inc. (A)	2,812	51,769

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	473	$16,096
Signet Jewelers, Ltd.	1,290	35,036
Sleep Number Corp. (A)	869	40,843
Sonic Automotive, Inc., Class A	1,195	17,698
Sportsman’s Warehouse Holdings, Inc. (A)	611	2,933
Tailored Brands, Inc. (B)	1,359	10,655
The Buckle, Inc. (B)	1,349	25,253
The Cato Corp., Class A	707	10,591
The Children’s Place, Inc.	418	40,663
The Container Store Group, Inc. (A)	1,896	16,685
The Gap, Inc.	8,933	233,866
The Home Depot, Inc.	26,722	5,127,685
The Michaels Companies, Inc. (A)	4,160	47,507
The TJX Companies, Inc.	29,250	1,556,393
Tiffany & Company	2,885	304,512
Tile Shop Holdings, Inc.	1,453	8,224
Tilly’s, Inc., Class A	745	8,292
Tractor Supply Company	2,889	282,429
TravelCenters of America LLC (A)	1,582	6,502
Ulta Beauty, Inc. (A)	1,411	492,058
Urban Outfitters, Inc. (A)	2,638	78,190
Williams-Sonoma, Inc. (B)	1,902	107,026
Winmark Corp.	120	22,631
Zumiez, Inc. (A)	690	17,174

		16,311,510
Textiles, apparel and luxury goods – 0.8%
Carter’s, Inc.	1,081	108,954
Columbia Sportswear Company	1,628	169,605
Crocs, Inc. (A)	1,766	45,475
Culp, Inc.	350	6,731
Deckers Outdoor Corp. (A)	711	104,510
Delta Apparel, Inc. (A)	6	133
Fossil Group, Inc. (A)	1,362	18,687
G-III Apparel Group, Ltd. (A)	1,333	53,267
Hanesbrands, Inc.	8,771	156,825
Iconix Brand Group, Inc. (A)	168	346
Movado Group, Inc.	609	22,155
NIKE, Inc., Class B	37,593	3,165,707
Oxford Industries, Inc.	460	34,620
PVH Corp.	1,808	220,486
Ralph Lauren Corp.	1,906	247,170
Skechers U.S.A., Inc., Class A (A)	3,916	131,617
Steven Madden, Ltd.	2,188	74,042
Superior Group of Companies, Inc.	424	7,047
Tapestry, Inc.	6,838	222,167
Under Armour, Inc., Class A (A)(B)	10,990	232,329
Unifi, Inc. (A)	506	9,791
Vera Bradley, Inc. (A)	1,019	13,502
VF Corp.	9,384	815,563
Wolverine World Wide, Inc.	2,210	78,963

		5,939,692

		76,991,296
Consumer staples – 7.1%
Beverages – 1.7%
Brown-Forman Corp., Class B	11,366	599,897
Castle Brands, Inc. (A)	6,010	4,186
Coca-Cola Consolidated, Inc.	256	73,684
Constellation Brands, Inc., Class A	4,466	783,024
Craft Brew Alliance, Inc. (A)	540	7,549
Crimson Wine Group, Ltd. (A)	725	5,967
Keurig Dr. Pepper, Inc.	30,766	860,525
MGP Ingredients, Inc. (B)	456	35,180

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Molson Coors Brewing Company, Class B	5,069	$302,366
Monster Beverage Corp. (A)	13,174	719,037
National Beverage Corp.	1,188	68,583
New Age Beverages Corp. (A)(B)	1,610	8,469
PepsiCo, Inc.	33,422	4,095,866
Primo Water Corp. (A)	834	12,894
The Boston Beer Company, Inc., Class A (A)	286	84,293
The Coca-Cola Company	100,827	4,724,753

		12,386,273
Food and staples retailing – 1.7%
BJ’s Wholesale Club Holdings, Inc. (A)	2,220	60,828
Casey’s General Stores, Inc.	852	109,712
Costco Wholesale Corp.	10,368	2,510,508
Ifresh, Inc. (A)	582	681
Ingles Markets, Inc., Class A	577	15,937
Natural Grocers by Vitamin Cottage, Inc. (A)	867	10,361
Performance Food Group Company (A)	2,589	102,628
PriceSmart, Inc.	748	44,042
Rite Aid Corp. (A)	25,216	16,012
Smart & Final Stores, Inc. (A)	2,101	10,379
SpartanNash Company	1,037	16,457
Sprouts Farmers Market, Inc. (A)	3,062	65,955
Sysco Corp.	12,351	824,553
The Andersons, Inc.	795	25,623
The Chefs’ Warehouse, Inc. (A)	728	22,604
The Kroger Company	18,738	460,955
United Natural Foods, Inc. (A)	1,210	15,996
US Foods Holding Corp. (A)	5,161	180,171
Village Super Market, Inc., Class A	426	11,643
Walgreens Boots Alliance, Inc.	22,458	1,420,918
Walmart, Inc.	68,722	6,702,457
Weis Markets, Inc.	558	22,772

		12,651,192
Food products – 1.3%
Alico, Inc.	238	6,476
Archer-Daniels-Midland Company	13,132	566,383
B&G Foods, Inc. (B)	1,578	38,535
Bunge, Ltd.	3,287	174,441
Calavo Growers, Inc.	405	33,959
Cal-Maine Foods, Inc.	1,150	51,325
Campbell Soup Company (B)	7,119	271,447
Conagra Brands, Inc.	11,452	317,678
Darling Ingredients, Inc. (A)	4,071	88,137
Dean Foods Company	2,501	7,578
Farmer Brothers Company (A)	473	9,465
Flowers Foods, Inc.	5,336	113,764
Fresh Del Monte Produce, Inc.	1,216	32,868
Freshpet, Inc. (A)	952	40,260
General Mills, Inc.	14,025	725,794
Hormel Foods Corp. (B)	12,639	565,722
Hostess Brands, Inc. (A)	3,075	38,438
Ingredion, Inc.	1,683	159,363
J&J Snack Foods Corp.	465	73,861
John B. Sanfilippo & Son, Inc.	306	21,992
Kellogg Company	8,219	471,606
Lamb Weston Holdings, Inc.	3,496	261,990
Lancaster Colony Corp.	659	103,259
Landec Corp. (A)	778	9,554
Lifeway Foods, Inc. (A)	734	1,776
Limoneira Company	402	9,459
McCormick & Company, Inc.	3,154	475,087
Mondelez International, Inc., Class A	34,394	1,716,948

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Pilgrim’s Pride Corp. (A)	5,868	$130,798
Post Holdings, Inc. (A)	1,631	178,431
Sanderson Farms, Inc.	556	73,303
Seaboard Corp.	27	115,687
Seneca Foods Corp., Class A (A)	277	6,814
The Hain Celestial Group, Inc. (A)	2,648	61,222
The Hershey Company	4,955	568,983
The J.M. Smucker Company	2,679	312,104
The Kraft Heinz Company	28,948	945,152
The Simply Good Foods Company (A)	492	10,130
Tootsie Roll Industries, Inc.	1,612	60,029
TreeHouse Foods, Inc. (A)	1,388	89,595
Tyson Foods, Inc., Class A	8,628	599,042

		9,538,455
Household products – 1.3%
Central Garden & Pet Company, Class A (A)	1,204	27,993
Church & Dwight Company, Inc.	5,822	414,701
Colgate-Palmolive Company	20,474	1,403,288
Energizer Holdings, Inc.	1,527	68,608
Kimberly-Clark Corp.	8,139	1,008,422
Oil-Dri Corp. of America	207	6,446
Spectrum Brands Holdings, Inc.	818	44,810
The Clorox Company	3,005	482,182
The Procter & Gamble Company	58,856	6,123,967
WD-40 Company	334	56,593

		9,637,010
Personal products – 0.3%
Avon Products, Inc. (A)	12,229	35,953
Coty, Inc., Class A (B)	18,587	213,751
Edgewell Personal Care Company (A)	1,258	55,214
elf Beauty, Inc. (A)	1,282	13,589
Herbalife Nutrition, Ltd. (A)	3,782	200,408
Inter Parfums, Inc.	718	54,475
Medifast, Inc.	317	40,433
Nature’s Sunshine Products, Inc. (A)	783	7,274
Nu Skin Enterprises, Inc., Class A	1,326	63,462
Revlon, Inc., Class A (A)(B)	1,455	28,198
The Estee Lauder Companies, Inc., Class A	8,596	1,423,068
USANA Health Sciences, Inc. (A)	566	47,470

		2,183,295
Tobacco – 0.8%
22nd Century Group, Inc. (A)(B)	3,359	5,744
Altria Group, Inc.	44,427	2,551,443
Philip Morris International, Inc.	36,842	3,256,464
Turning Point Brands, Inc.	537	24,750
Universal Corp.	544	31,351
Vector Group, Ltd.	3,597	38,812

		5,908,564

		52,304,789
Energy – 5.7%
Energy equipment and services – 0.5%
Apergy Corp. (A)	1,929	79,205
Archrock, Inc.	3,887	38,015
Baker Hughes, a GE Company	10,374	287,567
Basic Energy Services, Inc. (A)	707	2,687
Bristow Group, Inc. (A)(B)	1,005	1,116
C&J Energy Services, Inc. (A)	1,456	22,597
Cactus, Inc., Class A (A)	1,310	46,636
CARBO Ceramics, Inc. (A)	1,065	3,728
Covia Holdings Corp. (A)	1,232	6,887
CSI Compressco LP	1,415	4,019

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Diamond Offshore Drilling, Inc. (A)	3,260	$34,197
Dril-Quip, Inc. (A)	1,008	46,217
Era Group, Inc. (A)	744	8,586
Exterran Corp. (A)	958	16,142
Forum Energy Technologies, Inc. (A)	2,945	15,049
FTS International, Inc. (A)	1,441	14,410
Geospace Technologies Corp. (A)	444	5,745
Gulf Island Fabrication, Inc. (A)	618	5,667
Halliburton Company	21,007	615,505
Helix Energy Solutions Group, Inc. (A)	4,041	31,964
Helmerich & Payne, Inc.	2,709	150,512
Hi-Crush Partners LP	2,496	11,107
Hornbeck Offshore Services, Inc. (A)	157	195
ION Geophysical Corp. (A)	203	2,931
Keane Group, Inc. (A)	2,573	28,020
Key Energy Services, Inc. (A)	639	2,594
KLX Energy Services Holdings, Inc. (A)	523	13,148
Liberty Oilfield Services, Inc., Class A	1,895	29,164
Mammoth Energy Services, Inc.	1,223	20,363
Matrix Service Company (A)	732	14,333
McDermott International, Inc. (A)	2,279	16,956
Nabors Industries, Ltd.	7,764	26,708
National Oilwell Varco, Inc.	9,405	250,549
Natural Gas Services Group, Inc. (A)	329	5,695
NCS Multistage Holdings, Inc. (A)	1,196	6,195
Newpark Resources, Inc. (A)	2,300	21,068
Nine Energy Service, Inc. (A)	279	6,319
Oceaneering International, Inc. (A)	2,645	41,712
Oil States International, Inc. (A)	1,372	23,269
Patterson-UTI Energy, Inc.	5,804	81,372
PHI, Inc. (A)	664	286
Pioneer Energy Services Corp. (A)	1,245	2,204
ProPetro Holding Corp. (A)	2,263	51,008
Ranger Energy Services, Inc. (A)	532	4,240
RigNet, Inc. (A)	498	4,865
Rowan Companies PLC, Class A (A)	3,448	37,204
RPC, Inc.	5,565	63,497
Schlumberger, Ltd.	33,023	1,438,812
SEACOR Holdings, Inc. (A)	486	20,548
SEACOR Marine Holdings, Inc. (A)	576	7,667
Select Energy Services, Inc., Class A (A)	2,696	32,406
Smart Sand, Inc. (A)	1,138	5,064
Solaris Oilfield Infrastructure, Inc., Class A	1,173	19,284
Superior Energy Services, Inc. (A)	4,212	19,670
TETRA Technologies, Inc. (A)	3,291	7,701
Tidewater, Inc. (A)	820	19,016
Unit Corp. (A)	1,458	20,762
USA Compression Partners LP	1,701	26,553

		3,818,936
Oil, gas and consumable fuels – 5.2%
Abraxas Petroleum Corp. (A)	4,699	5,874
Adams Resources & Energy, Inc.	171	6,679
Alliance Resource Partners LP	3,350	68,206
Alta Mesa Resources, Inc., Class A (A)	7,237	1,921
American Midstream Partners LP	1,563	8,081
Amplify Energy Corp. (A)	13	88
Anadarko Petroleum Corp.	12,041	547,625
Andeavor Logistics LP	5,509	194,247
Antero Midstream Corp.	12,700	175,006
Antero Resources Corp. (A)	7,853	69,342
Apache Corp.	9,123	316,203
Approach Resources, Inc. (A)	912	323
Arch Coal, Inc., Class A	408	37,238
Black Stone Minerals LP	5,274	93,033

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Blueknight Energy Partners LP	2,033	$2,094
Bonanza Creek Energy, Inc. (A)	566	12,843
BP Midstream Partners LP	1,255	18,160
BP Prudhoe Bay Royalty Trust (B)	545	14,497
Buckeye Partners LP	3,592	122,200
Cabot Oil & Gas Corp.	10,279	268,282
California Resources Corp. (A)	1,195	30,723
Callon Petroleum Company (A)	4,851	36,625
Calumet Specialty Products Partners LP (A)	2,199	7,828
Carrizo Oil & Gas, Inc. (A)	2,253	28,095
Centennial Resource Development, Inc., Class A (A)	6,767	59,482
Cheniere Energy, Inc. (A)	5,926	405,101
Chesapeake Energy Corp. (A)(B)	38,113	118,150
Chevron Corp.	45,244	5,573,156
Cimarex Energy Company	2,433	170,067
Clean Energy Fuels Corp. (A)	4,677	14,452
Cloud Peak Energy, Inc. (A)	2,084	219
CNX Midstream Partners LP	1,410	21,446
CNX Resources Corp. (A)	4,970	53,527
Comstock Resources, Inc. (A)	1,831	12,689
Concho Resources, Inc.	4,771	529,390
ConocoPhillips	27,316	1,823,070
CONSOL Energy, Inc. (A)	785	26,863
Continental Resources, Inc. (A)	9,028	404,184
Crestwood Equity Partners LP	1,659	58,380
CrossAmerica Partners LP	693	12,654
DCP Midstream LP	3,514	116,138
Delek Logistics Partners LP	486	15,761
Delek US Holdings, Inc.	2,095	76,300
Denbury Resources, Inc. (A)	9,374	19,217
Devon Energy Corp.	11,210	353,788
Diamondback Energy, Inc.	3,970	403,074
Dorchester Minerals LP	927	16,927
Dorian LPG, Ltd. (A)	1,732	11,119
Emerge Energy Services LP (A)	1,048	2,033
Enable Midstream Partners LP	10,806	154,742
Encana Corp.	13,185	95,459
Energy Transfer LP	62,495	960,548
EnLink Midstream LLC	15,065	192,531
Enterprise Products Partners LP	52,180	1,518,438
Enviva Partners LP	736	23,736
EOG Resources, Inc.	13,768	1,310,438
EP Energy Corp., Class A (A)	7,262	1,888
EQM Midstream Partners LP	2,677	123,597
EQT Corp.	6,229	129,189
Equitrans Midstream Corp.	5,262	114,606
Euronav NV	683	5,566
Evolution Petroleum Corp.	1,062	7,169
Extraction Oil & Gas, Inc. (A)	4,148	17,546
Exxon Mobil Corp.	100,232	8,098,746
Foresight Energy LP	1,851	4,887
Genesis Energy LP	3,110	72,463
Global Partners LP	630	12,386
Green Plains Partners LP	503	7,968
Green Plains, Inc.	1,138	18,982
Gulfport Energy Corp. (A)	4,248	34,069
Halcon Resources Corp. (A)	4,145	5,596
Hallador Energy Company	1,237	6,507
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	7,152	430,765
Hess Midstream Partners LP	705	14,946
HighPoint Resources Corp. (A)	3,644	8,053
Holly Energy Partners LP	2,630	70,984

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
HollyFrontier Corp.	4,147	$204,323
Isramco, Inc. (A)	74	8,362
Jagged Peak Energy, Inc. (A)(B)	5,344	55,952
Kimbell Royalty Partners LP	462	8,441
Kinder Morgan, Inc.	52,606	1,052,646
Laredo Petroleum, Inc. (A)	5,774	17,842
Legacy Reserves, Inc. (A)	1,208	593
Lilis Energy, Inc. (A)	1,569	1,836
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,554	336,739
Marathon Oil Corp.	19,932	333,064
Marathon Petroleum Corp.	16,410	982,139
Martin Midstream Partners LP	1,127	14,031
Matador Resources Company (A)	2,732	52,810
Midstates Petroleum Company, Inc. (A)	691	6,751
Montage Resources Corp. (A)(B)	490	7,370
MPLX LP	18,429	606,130
Murphy Oil Corp.	4,199	123,031
NACCO Industries, Inc., Class A	210	8,026
Natural Resource Partners LP	361	15,162
Noble Energy, Inc.	11,539	285,359
Noble Midstream Partners LP	934	33,633
Northern Oil and Gas, Inc. (A)	6,686	18,320
NuStar Energy LP	2,826	75,991
Oasis Midstream Partners LP	640	13,005
Oasis Petroleum, Inc. (A)	6,496	39,236
Occidental Petroleum Corp.	17,897	1,184,781
ONEOK, Inc.	9,800	684,432
Overseas Shipholding Group, Inc., Class A (A)	1,082	2,478
Pacific Ethanol, Inc. (A)	1,491	1,461
Panhandle Oil and Gas, Inc., Class A	460	7,222
Parsley Energy, Inc., Class A (A)	6,446	124,408
PBF Energy, Inc., Class A	2,808	87,441
PBF Logistics LP	849	17,846
PDC Energy, Inc. (A)	1,652	67,203
Peabody Energy Corp.	2,586	73,261
Penn Virginia Corp. (A)	412	18,169
Phillips 66	10,929	1,040,113
Phillips 66 Partners LP	3,128	163,751
Pioneer Natural Resources Company	4,054	617,343
Plains All American Pipeline LP	17,521	429,440
Plains GP Holdings LP, Class A (A)	3,911	97,462
QEP Resources, Inc. (A)	5,752	44,808
Range Resources Corp.	6,336	71,217
Renewable Energy Group, Inc. (A)	1,134	24,903
REX American Resources Corp. (A)	174	14,026
Rosehill Resources, Inc. (A)	1,010	3,434
Sanchez Energy Corp. (A)	2,348	467
SandRidge Energy, Inc. (A)	995	7,980
SemGroup Corp., Class A	1,930	28,448
Shell Midstream Partners LP	4,933	100,880
Ship Finance International, Ltd.	2,278	28,111
SilverBow Resources, Inc. (A)	344	7,912
SM Energy Company	2,730	47,748
Southwestern Energy Company (A)	14,944	70,087
Sprague Resources LP	617	11,402
SRC Energy, Inc. (A)	6,412	32,829
Summit Midstream Partners LP	1,801	17,524
Sunoco LP	2,552	79,520
Tallgrass Energy LP	6,804	171,053
Talos Energy, Inc. (A)	561	14,900
Targa Resources Corp.	5,421	225,243
TC PipeLines LP	1,803	67,360
Teekay Corp. (B)	2,383	9,341

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Tellurian, Inc. (A)(B)	5,770	$64,624
The Williams Companies, Inc.	27,031	776,330
Ultra Petroleum Corp. (A)(B)	5,375	3,279
Uranium Energy Corp. (A)	5,616	7,862
USD Partners LP	796	8,613
Valero Energy Corp.	10,049	852,457
Viper Energy Partners LP	2,820	93,511
W&T Offshore, Inc. (A)	3,851	26,572
Western Midstream Partners LP	11,085	347,626
Whiting Petroleum Corp. (A)	2,203	57,586
World Fuel Services Corp.	1,629	47,062
WPX Energy, Inc. (A)	9,917	130,012
Zion Oil & Gas, Inc. (A)	2,408	1,818

		38,218,478

		42,037,414
Financials – 13.0%
Banks – 5.3%
1st Source Corp.	559	25,105
Allegiance Bancshares, Inc. (A)	363	12,240
American National Bankshares, Inc.	218	7,613
Ameris Bancorp	1,026	35,243
Ames National Corp.	260	7,127
Arrow Financial Corp.	406	13,353
Associated Banc-Corp.	4,126	88,090
Banc of California, Inc.	1,336	18,490
BancFirst Corp.	865	45,110
BancorpSouth Bank	2,230	62,931
Bank of America Corp.	232,529	6,415,475
Bank of Hawaii Corp.	973	76,741
Bank of Marin Bancorp	328	13,346
Bank OZK	3,171	91,896
BankUnited, Inc.	2,713	90,614
Bankwell Financial Group, Inc.	211	6,157
Banner Corp.	903	48,916
Bar Harbor Bankshares	435	11,253
BB&T Corp.	18,274	850,289
Berkshire Hills Bancorp, Inc.	1,092	29,746
Blue Hills Bancorp, Inc.	739	17,662
BOK Financial Corp.	1,821	148,503
Boston Private Financial Holdings, Inc.	1,849	20,265
Bridge Bancorp, Inc.	565	16,555
Brookline Bancorp, Inc.	2,094	30,154
Bryn Mawr Bank Corp.	470	16,981
Byline Bancorp, Inc. (A)	825	15,246
C&F Financial Corp.	131	6,629
Cadence Bancorp	3,079	57,115
Camden National Corp.	429	17,898
Capital City Bank Group, Inc.	465	10,128
Capstar Financial Holdings, Inc.	374	5,401
Cathay General Bancorp	2,029	68,803
CBTX, Inc.	597	19,385
CenterState Bank Corp.	2,447	58,263
Central Pacific Financial Corp.	828	23,880
Central Valley Community Bancorp	357	6,979
Century Bancorp, Inc., Class A	144	10,512
Chemical Financial Corp.	1,811	74,541
Chemung Financial Corp.	161	7,556
CIT Group, Inc.	2,749	131,870
Citigroup, Inc.	57,792	3,595,818
Citizens & Northern Corp.	324	8,113
Citizens Financial Group, Inc.	11,127	361,628
City Holding Company	311	23,695
CNB Financial Corp.	426	10,765
Codorus Valley Bancorp, Inc.	255	5,444
Columbia Banking System, Inc.	1,805	59,005

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Comerica, Inc.	3,866	$283,455
Commerce Bancshares, Inc.	2,272	131,912
Community Bank System, Inc.	1,247	74,533
Community Trust Bancorp, Inc.	492	20,202
ConnectOne Bancorp, Inc.	882	17,375
County Bancorp, Inc.	255	4,488
Cullen/Frost Bankers, Inc.	1,575	152,885
Customers Bancorp, Inc. (A)	829	15,179
CVB Financial Corp.	2,707	56,982
Eagle Bancorp, Inc. (A)	810	40,662
East West Bancorp, Inc.	3,115	149,427
Enterprise Bancorp, Inc.	327	9,395
Enterprise Financial Services Corp.	619	25,237
Equity Bancshares, Inc., Class A (A)	331	9,533
Farmers & Merchants Bancorp, Inc.	233	7,013
FB Financial Corp.	814	25,853
Fidelity Southern Corp.	746	20,433
Fifth Third Bancorp	18,689	471,330
Financial Institutions, Inc.	417	11,334
First Bancorp (NC)	687	23,880
First Bancorp (PR)	996	11,414
First Bancorp, Inc.	302	7,526
First Busey Corp.	1,265	30,866
First Citizens BancShares, Inc., Class A	175	71,260
First Commonwealth Financial Corp.	2,106	26,536
First Community Bankshares, Inc.	482	15,973
First Financial Bancorp	2,431	58,490
First Financial Bankshares, Inc.	1,651	95,395
First Financial Corp.	338	14,196
First Financial Northwest, Inc.	440	6,930
First Hawaiian, Inc.	3,307	86,147
First Horizon National Corp.	7,925	110,792
First Internet Bancorp	224	4,330
First Interstate BancSystem, Inc., Class A	1,351	53,797
First Merchants Corp.	1,332	49,084
First Midwest Bancorp, Inc.	2,528	51,723
First Republic Bank	3,779	379,638
Flushing Financial Corp.	803	17,610
FNB Corp.	8,183	86,740
Franklin Financial Network, Inc.	364	10,560
Fulton Financial Corp.	4,357	67,446
German American Bancorp, Inc.	635	18,669
Glacier Bancorp, Inc.	1,946	77,976
Great Southern Bancorp, Inc.	248	12,871
Great Western Bancorp, Inc.	1,410	44,542
Guaranty Bancshares, Inc.	253	7,393
Hancock Whitney Corp.	2,161	87,304
Hanmi Financial Corp.	645	13,719
HarborOne Bancorp, Inc. (A)	910	15,652
Heartland Financial USA, Inc.	678	28,917
Heritage Commerce Corp.	1,034	12,511
Heritage Financial Corp.	813	24,504
Hilltop Holdings, Inc.	2,345	42,796
Home BancShares, Inc.	4,401	77,326
Hope Bancorp, Inc.	3,335	43,622
Horizon Bancorp, Inc.	951	15,302
Huntington Bancshares, Inc.	25,770	326,764
IBERIABANK Corp.	1,366	97,956
Independent Bank Corp. (MA)	923	74,737
Independent Bank Corp. (MI)	561	12,062
Independent Bank Group, Inc.	1,107	56,778
International Bancshares Corp.	1,614	61,380
Investors Bancorp, Inc.	7,250	85,913
JPMorgan Chase & Co.	78,706	7,967,408

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	24,930	$392,648
Lakeland Bancorp, Inc.	1,308	19,528
Lakeland Financial Corp.	529	23,921
LegacyTexas Financial Group, Inc.	1,316	49,205
Live Oak Bancshares, Inc.	1,100	16,071
M&T Bank Corp.	3,317	520,835
Macatawa Bank Corp.	926	9,204
MBT Financial Corp.	721	7,224
Mercantile Bank Corp.	455	14,888
Metropolitan Bank Holding Corp. (A)	184	6,401
Midland States Bancorp, Inc.	539	12,968
MidSouth Bancorp, Inc.	608	6,937
MidWestOne Financial Group, Inc.	336	9,156
MutualFirst Financial, Inc.	193	5,784
National Bank Holdings Corp., Class A	721	23,980
National Bankshares, Inc.	188	8,056
National Commerce Corp. (A)	383	15,017
NBT Bancorp, Inc.	1,218	43,860
Northrim Bancorp, Inc.	222	7,641
Norwood Financial Corp.	235	7,247
OFG Bancorp	1,197	23,689
Old National Bancorp	3,744	61,402
Old Point Financial Corp.	230	4,876
Old Second Bancorp, Inc.	816	10,273
Pacific Mercantile Bancorp (A)	820	6,248
Pacific Premier Bancorp, Inc.	1,099	29,156
PacWest Bancorp	3,086	116,064
Park National Corp.	424	40,174
Parke Bancorp, Inc.	382	7,980
Peapack Gladstone Financial Corp.	492	12,900
Penns Woods Bancorp, Inc.	159	6,535
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp of North Carolina, Inc.	237	6,304
Peoples Bancorp, Inc.	508	15,733
People’s United Financial, Inc.	8,127	133,608
People’s Utah Bancorp	486	12,816
Pinnacle Financial Partners, Inc.	1,894	103,602
Popular, Inc.	2,424	126,363
Preferred Bank	341	15,335
Premier Financial Bancorp, Inc.	480	7,541
Prosperity Bancshares, Inc.	1,662	114,778
QCR Holdings, Inc.	353	11,974
RBB Bancorp	407	7,652
Regions Financial Corp.	24,868	351,882
Renasant Corp.	1,202	40,688
Republic Bancorp, Inc., Class A	588	26,295
Republic First Bancorp, Inc. (A)	1,584	8,316
S&T Bancorp, Inc.	768	30,359
Sandy Spring Bancorp, Inc.	750	23,460
Seacoast Banking Corp. of Florida (A)	894	23,557
ServisFirst Bancshares, Inc.	1,445	48,783
Shore Bancshares, Inc.	23	343
Sierra Bancorp	373	9,064
Signature Bank	1,300	166,491
Simmons First National Corp., Class A	2,506	61,347
South State Corp.	873	59,661
Southern First Bancshares, Inc. (A)	207	7,011
Southern National Bancorp of Virginia, Inc.	655	9,596
Southside Bancshares, Inc.	820	27,249
Sterling Bancorp	5,728	106,713
Stock Yards Bancorp, Inc.	633	21,402
Summit Financial Group, Inc.	334	8,854
SunTrust Banks, Inc.	10,620	629,235
SVB Financial Group (A)	1,277	283,954

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Synovus Financial Corp.	4,140	$142,250
TCF Financial Corp.	4,302	89,008
Texas Capital Bancshares, Inc. (A)	1,263	68,947
The Bancorp, Inc. (A)	1,564	12,637
The First of Long Island Corp.	682	14,956
The PNC Financial Services Group, Inc.	10,903	1,337,362
Tompkins Financial Corp.	330	25,103
Towne Bank	1,739	43,040
TriCo Bancshares	840	33,004
TriState Capital Holdings, Inc. (A)	783	15,997
Triumph Bancorp, Inc. (A)	556	16,341
Trustmark Corp.	1,608	54,077
U.S. Bancorp	38,218	1,841,725
UMB Financial Corp.	1,264	80,947
Umpqua Holdings Corp.	5,664	93,456
Union Bankshares Corp.	2,043	66,050
United Bankshares, Inc.	2,659	96,362
United Community Banks, Inc.	1,967	49,037
United Security Bancshares	108	1,145
Univest Financial Corp.	733	17,929
Valley National Bancorp	8,410	80,568
Veritex Holdings, Inc.	620	15,016
Washington Trust Bancorp, Inc.	480	23,112
Webster Financial Corp.	2,342	118,669
Wells Fargo & Company	111,424	5,384,008
WesBanco, Inc.	1,420	56,445
West Bancorporation, Inc.	463	9,575
Westamerica Bancorporation	729	45,052
Western Alliance Bancorp (A)	2,590	106,294
Wintrust Financial Corp.	1,427	96,080
Zions Bancorp NA	4,650	211,157

		39,057,382
Capital markets – 2.9%
Affiliated Managers Group, Inc.	1,255	134,423
Alcentra Capital Corp.	743	5,573
AllianceBernstein Holding LP	2,252	65,060
Ameriprise Financial, Inc.	3,303	423,114
Apollo Investment Corp.	1,601	24,239
Ares Capital Corp.	10,283	176,251
Ares Management Corp., Class A	1,988	46,141
Artisan Partners Asset Management, Inc., Class A	1,864	46,917
Ashford, Inc. (A)	13	722
Associated Capital Group, Inc., Class A	648	25,635
Barings BDC, Inc.	1,332	13,067
BGC Partners, Inc., Class A	7,348	39,018
BlackRock Capital Investment Corp.	2,080	12,459
BlackRock TCP Capital Corp.	1,134	16,080
BlackRock, Inc.	3,727	1,592,808
Blucora, Inc. (A)	1,211	40,423
Capital Southwest Corp.	445	9,363
Capitala Finance Corp.	849	6,758
Cboe Global Markets, Inc.	2,698	257,497
CME Group, Inc.	8,075	1,328,984
Cohen & Steers, Inc.	1,096	46,328
Cowen, Inc. (A)	889	12,882
Diamond Hill Investment Group, Inc.	97	13,580
Donnelley Financial Solutions, Inc. (A)	943	14,032
E*TRADE Financial Corp.	6,105	283,455
Eaton Vance Corp.	3,000	120,930
Ellington Financial, Inc.	880	15,752
Evercore, Inc., Class A	977	88,907
FactSet Research Systems, Inc.	916	227,415
Federated Investors, Inc., Class B	2,512	73,627
Fidus Investment Corp.	689	10,562

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Fifth Street Asset Management, Inc. (A)	1,988	$2,425
Focus Financial Partners, Inc., Class A (A)	891	31,755
Franklin Resources, Inc.	12,085	400,497
FS KKR Capital Corp.	5,847	35,374
GAIN Capital Holdings, Inc.	1,306	8,202
GAMCO Investors, Inc., Class A	821	16,831
Garrison Capital, Inc.	913	6,555
Gladstone Capital Corp.	801	7,217
Gladstone Investment Corp.	886	10,278
Goldman Sachs BDC, Inc.	1,014	20,828
Golub Capital BDC, Inc.	1,248	22,314
Greenhill & Company, Inc.	814	17,509
Hamilton Lane, Inc., Class A	1,091	47,546
Hercules Capital, Inc.	2,271	28,751
Horizon Technology Finance Corp.	674	7,946
Houlihan Lokey, Inc.	1,619	74,231
Interactive Brokers Group, Inc., Class A	1,815	94,162
Intercontinental Exchange, Inc.	13,507	1,028,423
INTL. FCStone, Inc. (A)	532	20,620
Invesco, Ltd.	10,037	193,814
KCAP Financial, Inc.	2,234	8,087
Ladenburg Thalmann Financial Services, Inc.	5,498	15,559
Lazard, Ltd., Class A	3,078	111,239
Legg Mason, Inc.	2,180	59,667
Longfin Corp. (A)	1,342	1,812
LPL Financial Holdings, Inc.	2,169	151,071
Main Street Capital Corp. (B)	1,549	57,623
MarketAxess Holdings, Inc.	911	224,179
Medley Capital Corp.	1,551	4,824
Moelis & Company, Class A	1,288	53,594
Monroe Capital Corp.	561	6,811
Moody’s Corp.	4,569	827,400
Morgan Stanley	40,764	1,720,241
Morningstar, Inc.	1,034	130,274
MSCI, Inc.	2,117	420,944
MVC Capital, Inc.	751	6,812
Nasdaq, Inc.	3,912	342,261
New Mountain Finance Corp.	2,060	27,954
Newtek Business Services Corp.	477	9,368
Northern Trust Corp.	5,287	477,998
Oaktree Capital Group LLC	3,762	186,783
Oaktree Specialty Lending Corp.	3,932	20,368
Och-Ziff Capital Management Group LLC, Class A	1,127	18,494
OFS Capital Corp.	589	6,921
Oppenheimer Holdings, Inc., Class A	431	11,215
Oxford Square Capital Corp.	1,411	9,172
P10 Holdings, Inc. (A)	951	666
PennantPark Floating Rate Capital, Ltd.	874	11,196
PennantPark Investment Corp.	2,000	13,820
Piper Jaffray Companies	418	30,443
Prospect Capital Corp. (B)	8,791	57,317
Pzena Investment Management, Inc., Class A	1,869	15,120
Raymond James Financial, Inc.	3,418	274,841
S&P Global, Inc.	5,976	1,258,247
Safeguard Scientifics, Inc. (A)	605	6,564
SEI Investments Company	3,732	194,997
Siebert Financial Corp. (A)	573	6,767
Solar Capital, Ltd.	1,192	24,841
Solar Senior Capital, Ltd.	444	7,619
State Street Corp.	8,879	584,327
Stellus Capital Investment Corp.	549	7,768

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Stifel Financial Corp.	1,733	$91,433
T. Rowe Price Group, Inc.	5,731	573,788
TCG BDC, Inc.	1,609	23,298
TD Ameritrade Holding Corp.	13,422	670,966
The Bank of New York Mellon Corp.	23,363	1,178,196
The Blackstone Group LP	15,828	553,505
The Carlyle Group LP	2,519	46,047
The Charles Schwab Corp.	32,126	1,373,708
The Goldman Sachs Group, Inc.	8,792	1,687,976
THL Credit, Inc.	925	6,068
TPG Specialty Lending, Inc.	1,654	33,080
TriplePoint Venture Growth BDC Corp.	568	7,816
Victory Capital Holdings, Inc., Class A (A)	612	9,192
Virtu Financial, Inc., Class A	4,704	111,720
Virtus Investment Partners, Inc.	199	19,412
Waddell & Reed Financial, Inc., Class A (B)	2,262	39,110
Westwood Holdings Group, Inc.	246	8,676
WhiteHorse Finance, Inc.	557	7,909
WisdomTree Investments, Inc.	3,773	26,637

		21,121,021
Consumer finance – 0.7%
Ally Financial, Inc.	9,931	273,003
American Express Company	20,261	2,214,527
Capital One Financial Corp.	11,144	910,353
Credit Acceptance Corp. (A)	475	214,667
Curo Group Holdings Corp. (A)	1,107	11,103
Discover Financial Services	7,949	565,651
Elevate Credit, Inc. (A)	1,191	5,169
Encore Capital Group, Inc. (A)(B)	709	19,306
Enova International, Inc. (A)	924	21,086
EZCORP, Inc., Class A (A)	1,513	14,101
FirstCash, Inc.	1,102	95,323
Green Dot Corp., Class A (A)	1,239	75,145
Navient Corp.	6,317	73,088
Nelnet, Inc., Class A	1,001	55,125
OneMain Holdings, Inc.	3,431	108,934
PRA Group, Inc. (A)	1,050	28,151
Regional Management Corp. (A)	324	7,912
Santander Consumer USA Holdings, Inc.	8,570	181,084
SLM Corp.	10,426	103,322
Synchrony Financial	17,004	542,428
World Acceptance Corp. (A)	242	28,345

		5,547,823
Diversified financial services – 1.7%
AXA Equitable Holdings, Inc.	8,776	176,749
Berkshire Hathaway, Inc., Class B (A)	58,268	11,705,459
First Eagle Private Credit LLC (A)(C)	1,204	313
Jefferies Financial Group, Inc.	7,771	146,017
Marlin Business Services Corp.	359	7,719
On Deck Capital, Inc. (A)	2,087	11,312
Voya Financial, Inc.	3,736	186,651

		12,234,220
Insurance – 2.0%
Aflac, Inc.	18,073	903,650
Alleghany Corp. (A)	301	184,332
American Equity Investment Life Holding Company	2,181	58,931
American Financial Group, Inc.	2,188	210,507
American International Group, Inc.	21,000	904,260
American National Insurance Company	630	76,117
AMERISAFE, Inc.	412	24,473
Arch Capital Group, Ltd. (A)	9,702	313,569

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	694	$49,038
Arthur J. Gallagher & Company	4,470	349,107
Assurant, Inc.	1,305	123,858
Assured Guaranty, Ltd.	2,575	114,407
Atlas Financial Holdings, Inc. (A)	399	982
Axis Capital Holdings, Ltd.	2,001	109,615
Brighthouse Financial, Inc. (A)	3,009	109,197
Brown & Brown, Inc.	6,776	199,960
Cincinnati Financial Corp.	3,908	335,697
Citizens, Inc. (A)	1,450	9,672
CNA Financial Corp.	6,193	268,467
CNO Financial Group, Inc.	4,299	69,558
Crawford & Company, Class B	1,545	14,106
Donegal Group, Inc., Class A	786	10,572
eHealth, Inc. (A)	508	31,669
EMC Insurance Group, Inc.	620	19,766
Employers Holdings, Inc.	894	35,858
Enstar Group, Ltd. (A)	386	67,164
Erie Indemnity Company, Class A	613	109,433
Everest Re Group, Ltd.	928	200,411
FBL Financial Group, Inc., Class A	605	37,946
FedNat Holding Company	489	7,844
Fidelity National Financial, Inc.	6,816	249,125
First American Financial Corp.	2,737	140,956
Genworth Financial, Inc., Class A (A)	12,413	47,542
Goosehead Insurance, Inc., Class A	460	12,825
Hallmark Financial Services, Inc. (A)	662	6,885
HCI Group, Inc.	270	11,537
Health Insurance Innovations, Inc., Class A (A)(B)	444	11,908
Heritage Insurance Holdings, Inc.	381	5,563
Horace Mann Educators Corp.	1,124	39,576
Independence Holding Company	423	14,911
Investors Title Company	53	8,369
Kemper Corp.	1,585	120,682
Kinsale Capital Group, Inc.	565	38,742
Lincoln National Corp.	5,075	297,903
Loews Corp.	6,612	316,913
Maiden Holdings, Ltd.	2,453	1,822
Markel Corp. (A)	328	326,767
Marsh & McLennan Companies, Inc.	11,824	1,110,274
MBIA, Inc. (A)	2,372	22,581
Mercury General Corp.	1,359	68,045
MetLife, Inc.	23,432	997,500
National General Holdings Corp.	2,579	61,200
National Western Life Group, Inc., Class A	79	20,735
NI Holdings, Inc. (A)	641	10,256
Old Republic International Corp.	6,868	143,679
Primerica, Inc.	1,062	129,723
Principal Financial Group, Inc.	6,681	335,319
ProAssurance Corp.	1,333	46,135
Protective Insurance Corp., Class B	474	8,778
Prudential Financial, Inc.	9,760	896,749
Reinsurance Group of America, Inc.	1,484	210,698
RenaissanceRe Holdings, Ltd.	981	140,774
RLI Corp.	1,102	79,069
Safety Insurance Group, Inc.	334	29,105
Selective Insurance Group, Inc.	1,477	93,465
State Auto Financial Corp.	954	31,406
Stewart Information Services Corp.	487	20,790
The Allstate Corp.	8,028	756,077
The Hanover Insurance Group, Inc.	1,087	124,103
The Hartford Financial Services Group, Inc.	8,499	422,570

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Navigators Group, Inc.	698	$48,769
The Progressive Corp.	13,932	1,004,358
The Travelers Companies, Inc.	6,229	854,370
Torchmark Corp.	2,347	192,337
Trupanion, Inc. (A)	822	26,912
United Fire Group, Inc.	546	23,866
United Insurance Holdings Corp.	1,214	19,303
Universal Insurance Holdings, Inc.	948	29,388
Unum Group	5,354	181,126
W.R. Berkley Corp.	3,003	254,414
White Mountains Insurance Group, Ltd.	80	74,038

		15,070,104
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	11,788
AGNC Investment Corp.	9,114	164,052
Annaly Capital Management, Inc.	26,517	264,905
Anworth Mortgage Asset Corp.	2,512	10,148
Apollo Commercial Real Estate Finance, Inc.	2,718	49,468
Arbor Realty Trust, Inc.	1,815	23,541
Ares Commercial Real Estate Corp.	789	11,985
Arlington Asset Investment Corp., Class A	651	5,182
ARMOUR Residential REIT, Inc.	1,090	21,288
Blackstone Mortgage Trust, Inc., Class A	2,540	87,782
Capstead Mortgage Corp.	2,561	21,999
Cherry Hill Mortgage Investment Corp.	415	7,146
Chimera Investment Corp.	4,611	86,410
Colony Credit Real Estate, Inc.	716	11,213
Dynex Capital, Inc.	1,252	7,625
Ellington Residential Mortgage REIT	539	6,414
Exantas Capital Corp.	859	9,131
Granite Point Mortgage Trust, Inc.	1,105	20,520
Great Ajax Corp.	535	7,351
Invesco Mortgage Capital, Inc.	3,007	47,511
KKR Real Estate Finance Trust, Inc.	1,084	21,702
Ladder Capital Corp.	2,535	43,146
MFA Financial, Inc.	9,853	71,631
New Residential Investment Corp.	7,904	133,657
New York Mortgage Trust, Inc.	3,260	19,853
Orchid Island Capital, Inc.	1,157	7,613
PennyMac Mortgage Investment Trust	1,761	36,470
Ready Capital Corp.	1,513	22,199
Redwood Trust, Inc.	1,628	26,292
Starwood Property Trust, Inc.	6,337	141,632
TPG RE Finance Trust, Inc.	1,656	32,458
Two Harbors Investment Corp.	6,141	83,088
Western Asset Mortgage Capital Corp.	1,158	11,846

		1,527,046
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,521	44,048
BankFinancial Corp.	481	7,152
BSB Bancorp, Inc. (A)	274	8,998
Capitol Federal Financial, Inc.	3,225	43,054
Dime Community Bancshares, Inc.	1,015	19,011
Federal Agricultural Mortgage Corp., Class C	294	21,294
Federal Home Loan Mortgage Corp. (A)	17,807	47,901
Federal National Mortgage Association (A)	28,795	80,626
First Defiance Financial Corp.	548	15,750
Flagstar Bancorp, Inc.	1,375	45,265
Home Bancorp, Inc.	185	6,151
HomeStreet, Inc. (A)	737	19,420
Impac Mortgage Holdings, Inc. (A)	577	2,262

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Kearny Financial Corp.	2,994	$38,533
LendingTree, Inc. (A)	304	106,874
Luther Burbank Corp.	1,316	13,292
Merchants Bancorp	686	14,749
Meridian Bancorp, Inc.	1,458	22,876
Meta Financial Group, Inc.	747	14,701
MGIC Investment Corp. (A)	8,919	117,642
New York Community Bancorp, Inc.	11,380	131,667
NMI Holdings, Inc., Class A (A)	1,663	43,022
Northfield Bancorp, Inc.	1,351	18,779
Northwest Bancshares, Inc.	2,787	47,295
OceanFirst Financial Corp.	799	19,224
Ocwen Financial Corp. (A)	3,672	6,683
Oritani Financial Corp.	1,196	19,889
PCSB Financial Corp.	498	9,746
PDL Community Bancorp (A)	510	7,115
PennyMac Financial Services, Inc.	648	14,412
Provident Bancorp, Inc. (A)	335	7,588
Provident Financial Holdings, Inc.	393	7,829
Provident Financial Services, Inc.	1,530	39,612
Radian Group, Inc.	5,109	105,961
SI Financial Group, Inc.	508	6,558
Southern Missouri Bancorp, Inc.	216	6,653
Sterling Bancorp, Inc.	1,272	12,898
Territorial Bancorp, Inc.	238	6,405
TFS Financial Corp.	6,876	113,248
Timberland Bancorp, Inc.	255	7,135
TrustCo Bank Corp.	2,616	20,300
United Community Financial Corp.	1,410	13,184
United Financial Bancorp, Inc.	1,401	20,104
Walker & Dunlop, Inc.	722	36,757
Washington Federal, Inc.	2,188	63,211
Western New England Bancorp, Inc.	789	7,282
WSFS Financial Corp.	1,498	57,823

		1,539,979

		96,097,575
Health care – 13.1%
Biotechnology – 2.8%
AbbVie, Inc.	35,734	2,879,803
Abeona Therapeutics, Inc. (A)	1,100	8,096
ACADIA Pharmaceuticals, Inc. (A)(B)	3,063	82,242
Acceleron Pharma, Inc. (A)	1,207	56,210
Achaogen, Inc. (A)	1,165	532
Achillion Pharmaceuticals, Inc. (A)	3,779	11,186
Acorda Therapeutics, Inc. (A)	1,281	17,024
Aduro Biotech, Inc. (A)	2,092	8,326
Advaxis, Inc. (A)	132	777
Adverum Biotechnologies, Inc. (A)	1,083	5,675
Aeglea BioTherapeutics, Inc. (A)	797	6,416
Agenus, Inc. (A)	2,828	8,399
AgeX Therapeutics, Inc. (A)(B)	332	1,345
Agios Pharmaceuticals, Inc. (A)(B)	1,424	96,035
Aileron Therapeutics, Inc. (A)	551	1,074
Aimmune Therapeutics, Inc. (A)	1,383	30,910
Akebia Therapeutics, Inc. (A)	2,523	20,663
Albireo Pharma, Inc. (A)	301	9,695
Alder Biopharmaceuticals, Inc. (A)	1,872	25,553
Aldeyra Therapeutics, Inc. (A)	753	6,800
Alexion Pharmaceuticals, Inc. (A)	5,336	721,320
Alkermes PLC (A)	3,914	142,822
Allakos, Inc. (A)	848	34,344
Allena Pharmaceuticals, Inc. (A)	769	5,398
Allogene Therapeutics, Inc. (A)(B)	2,557	73,923
Alnylam Pharmaceuticals, Inc. (A)	2,507	234,279
AMAG Pharmaceuticals, Inc. (A)	970	12,494

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ambit Biosciences Corp. (A)(C)	515	$309
Amgen, Inc.	15,148	2,877,817
Amicus Therapeutics, Inc. (A)	4,017	54,631
AnaptysBio, Inc. (A)	565	41,273
Anika Therapeutics, Inc. (A)	404	12,217
Apellis Pharmaceuticals, Inc. (A)	1,276	24,882
Aptinyx, Inc. (A)	599	2,426
Arcus Biosciences, Inc. (A)	732	9,143
Ardelyx, Inc. (A)	1,372	3,842
Arena Pharmaceuticals, Inc. (A)	1,075	48,192
ArQule, Inc. (A)	2,218	10,624
Array BioPharma, Inc. (A)	5,256	128,141
Arrowhead Pharmaceuticals, Inc. (A)	2,085	38,260
Assembly Biosciences, Inc. (A)	477	9,392
Atara Biotherapeutics, Inc. (A)	861	34,225
Athenex, Inc. (A)	1,583	19,392
aTyr Pharma, Inc. (A)	1,397	768
Audentes Therapeutics, Inc. (A)	993	38,747
AVEO Pharmaceuticals, Inc. (A)	3,213	2,635
Avid Bioservices, Inc. (A)	1,963	8,343
Avrobio, Inc. (A)	487	10,738
Bellicum Pharmaceuticals, Inc. (A)	939	3,164
BioCryst Pharmaceuticals, Inc. (A)	2,652	21,587
Biogen, Inc. (A)	4,790	1,132,260
BioMarin Pharmaceutical, Inc. (A)	4,314	383,213
BioSpecifics Technologies Corp. (A)	201	12,528
BioTime, Inc. (A)(B)	3,331	4,364
Bluebird Bio, Inc. (A)	1,220	191,943
Blueprint Medicines Corp. (A)	967	77,408
Calithera Biosciences, Inc. (A)	966	6,511
Calyxt, Inc. (A)	758	13,333
Cara Therapeutics, Inc. (A)	894	17,540
CareDx, Inc. (A)	890	28,053
CASI Pharmaceuticals, Inc. (A)	2,445	7,017
Catalyst Pharmaceuticals, Inc. (A)(B)	3,076	15,688
Celcuity, Inc. (A)	383	8,392
Celgene Corp. (A)	16,617	1,567,648
Celldex Therapeutics, Inc. (A)	241	1,186
ChemoCentryx, Inc. (A)	1,375	19,099
Chimerix, Inc. (A)	1,404	2,948
Clovis Oncology, Inc. (A)	1,194	29,635
Coherus Biosciences, Inc. (A)	1,434	19,560
Conatus Pharmaceuticals, Inc. (A)	1,457	1,574
Concert Pharmaceuticals, Inc. (A)	641	7,737
Corvus Pharmaceuticals, Inc. (A)	583	2,344
Crinetics Pharmaceuticals, Inc. (A)	405	9,218
CTI BioPharma Corp. (A)	2,346	2,276
Curis, Inc. (A)	948	1,887
Cytokinetics, Inc. (A)	1,480	11,973
CytomX Therapeutics, Inc. (A)	1,018	10,944
Deciphera Pharmaceuticals, Inc. (A)	803	18,638
Denali Therapeutics, Inc. (A)(B)	2,246	52,152
Dicerna Pharmaceuticals, Inc. (A)	1,643	24,070
DNIB Unwind, Inc. (A)(C)	634	22
Dynavax Technologies Corp. (A)	1,633	11,937
Eagle Pharmaceuticals, Inc. (A)	418	21,105
Editas Medicine, Inc. (A)	1,148	28,069
Eidos Therapeutics, Inc. (A)(B)	663	15,547
Eiger BioPharmaceuticals, Inc. (A)	622	8,696
Emergent BioSolutions, Inc. (A)	1,282	64,767
Enanta Pharmaceuticals, Inc. (A)	517	49,384
Epizyme, Inc. (A)	1,858	23,021
Equillium, Inc. (A)	863	6,904
Esperion Therapeutics, Inc. (A)	700	28,105
Evelo Biosciences, Inc. (A)(B)	584	4,672

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Exact Sciences Corp. (A)	2,968	$257,088
Exelixis, Inc. (A)	7,458	177,500
Fate Therapeutics, Inc. (A)	1,591	27,954
FibroGen, Inc. (A)	2,155	117,124
Five Prime Therapeutics, Inc. (A)	797	10,680
Flexion Therapeutics, Inc. (A)	1,007	12,567
Fortress Biotech, Inc. (A)(B)	1,754	3,122
Forty Seven, Inc. (A)	563	9,098
G1 Therapeutics, Inc. (A)	777	12,898
Galectin Therapeutics, Inc. (A)(B)	1,661	8,488
Genomic Health, Inc. (A)	960	67,248
Geron Corp. (A)(B)	4,452	7,390
Gilead Sciences, Inc.	30,771	2,000,423
Global Blood Therapeutics, Inc. (A)(B)	1,066	56,423
GlycoMimetics, Inc. (A)	901	11,226
Gritstone Oncology, Inc. (A)	586	7,794
GTx, Inc. (A)	271	325
Halozyme Therapeutics, Inc. (A)	3,467	55,819
Homology Medicines, Inc. (A)	705	19,550
Idera Pharmaceuticals, Inc. (A)	526	1,341
Immune Design Corp. (A)	768	4,493
ImmunoGen, Inc. (A)	3,078	8,341
Immunomedics, Inc. (A)	4,174	80,183
Incyte Corp. (A)	5,140	442,091
Infinity Pharmaceuticals, Inc. (A)	2,628	4,941
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	9,299
Insmed, Inc. (A)	2,037	59,216
Insys Therapeutics, Inc. (A)(B)	2,022	9,342
Intellia Therapeutics, Inc. (A)	993	16,960
Intercept Pharmaceuticals, Inc. (A)	688	76,960
Intrexon Corp. (A)(B)	3,305	17,384
Invitae Corp. (A)	1,369	32,062
Ionis Pharmaceuticals, Inc. (A)	3,087	250,572
Ironwood Pharmaceuticals, Inc. (A)	3,567	48,262
Jounce Therapeutics, Inc. (A)	886	5,493
Kadmon Holdings, Inc. (A)	2,301	6,075
KalVista Pharmaceuticals, Inc. (A)	368	10,532
Kezar Life Sciences, Inc. (A)	340	6,032
Kindred Biosciences, Inc. (A)	928	8,510
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,082	19,541
Kodiak Sciences, Inc. (A)	873	5,701
Krystal Biotech, Inc. (A)	281	9,245
Kura Oncology, Inc. (A)	766	12,708
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	16,207
Ligand Pharmaceuticals, Inc. (A)	527	66,249
LogicBio Therapeutics, Inc. (A)	641	6,333
MacroGenics, Inc. (A)	1,031	18,537
Madrigal Pharmaceuticals, Inc. (A)	342	42,839
Magenta Therapeutics, Inc. (A)(B)	1,068	17,590
MannKind Corp. (A)	2,896	5,705
Marker Therapeutics, Inc. (A)	1,096	7,234
MediciNova, Inc. (A)(B)	1,166	9,654
MEI Pharma, Inc. (A)	2,438	7,485
MeiraGTx Holdings PLC (A)	652	11,234
Merrimack Pharmaceuticals, Inc. (A)	578	4,017
Mersana Therapeutics, Inc. (A)	637	3,351
MiMedx Group, Inc. (A)(B)	2,595	9,108
Minerva Neurosciences, Inc. (A)	1,207	9,487
Miragen Therapeutics, Inc. (A)	828	2,310
Molecular Templates, Inc. (A)	772	4,485
Momenta Pharmaceuticals, Inc. (A)	2,115	30,731
Mustang Bio, Inc. (A)	783	2,670
Myriad Genetics, Inc. (A)	1,862	61,818
NantKwest, Inc. (A)	2,233	3,528

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Natera, Inc. (A)	1,474	$30,394
Neon Therapeutics, Inc. (A)	1,269	8,198
Neurocrine Biosciences, Inc. (A)	2,209	194,613
NewLink Genetics Corp. (A)	821	1,585
Novavax, Inc. (A)	8,348	4,599
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)	1,221	4,823
OncoMed Pharmaceuticals, Inc. (A)	498	518
OPKO Health, Inc. (A)	13,787	35,984
Osiris Therapeutics, Inc. (A)	525	9,975
Ovid therapeutics, Inc. (A)	886	1,568
Palatin Technologies, Inc. (A)	1,228	1,204
PDL BioPharma, Inc. (A)	4,159	15,471
PDS Biotechnology Corp. (A)	45	330
Pieris Pharmaceuticals, Inc. (A)	1,471	4,928
PolarityTE, Inc. (A)(B)	290	3,103
Portola Pharmaceuticals, Inc. (A)(B)	1,588	55,104
Principia Biopharma, Inc. (A)	393	13,362
Progenics Pharmaceuticals, Inc. (A)	1,955	9,071
Protagonist Therapeutics, Inc. (A)	486	6,109
Proteostasis Therapeutics, Inc. (A)	1,327	1,672
PTC Therapeutics, Inc. (A)	1,135	42,721
Puma Biotechnology, Inc. (A)	1,014	39,333
Ra Pharmaceuticals, Inc. (A)	631	14,134
Recro Pharma, Inc. (A)	896	5,251
Regeneron Pharmaceuticals, Inc. (A)	2,581	1,059,810
REGENXBIO, Inc. (A)	843	48,312
Regulus Therapeutics, Inc. (A)	504	514
Repligen Corp. (A)	1,032	60,971
Replimune Group, Inc. (A)	611	9,299
Retrophin, Inc. (A)	1,052	23,807
Rhythm Pharmaceuticals, Inc. (A)	694	19,023
Rigel Pharmaceuticals, Inc. (A)	3,503	9,003
Riot Blockchain, Inc. (A)	273	893
Rocket Pharmaceuticals, Inc. (A)	971	17,031
Rubius Therapeutics, Inc. (A)	1,625	29,413
Sage Therapeutics, Inc. (A)	1,079	171,615
Sangamo Therapeutics, Inc. (A)	2,281	21,761
Sarepta Therapeutics, Inc. (A)	1,615	192,492
Savara, Inc. (A)	827	6,095
Scholar Rock Holding Corp. (A)	429	8,061
Seattle Genetics, Inc. (A)	3,638	266,447
Selecta Biosciences, Inc. (A)	604	1,431
Seres Therapeutics, Inc. (A)(B)	1,133	7,784
Sesen Bio, Inc. (A)	4,361	4,492
Sierra Oncology, Inc. (A)	2,075	3,548
Solid Biosciences, Inc. (A)	559	5,143
Spark Therapeutics, Inc. (A)	999	113,766
Spectrum Pharmaceuticals, Inc. (A)	2,679	28,639
Spero Therapeutics, Inc. (A)	635	8,134
Spring Bank Pharmaceuticals, Inc. (A)	517	5,423
Stemline Therapeutics, Inc. (A)	715	9,188
Sunesis Pharmaceuticals, Inc. (A)	1,269	1,542
Surface Oncology, Inc. (A)	1,474	7,031
Sutro Biopharma, Inc. (A)	635	7,233
Syndax Pharmaceuticals, Inc. (A)	629	3,302
Synergy Pharmaceuticals, Inc. (A)	6,230	58
Synlogic, Inc. (A)	463	3,514
Syros Pharmaceuticals, Inc. (A)	721	6,590
T2 Biosystems, Inc. (A)	160	421
Tobira Therapeutics, Inc. (A)(C)	609	8,252
Tocagen, Inc. (A)	929	10,098
Translate Bio, Inc. (A)	932	9,497
Twist Bioscience Corp. (A)	540	12,517
Tyme Technologies, Inc. (A)(B)	2,042	3,594

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. (A)	1,165	$80,804
United Therapeutics Corp. (A)	1,054	123,708
UNITY Biotechnology, Inc. (A)	766	6,212
Unum Therapeutics, Inc. (A)	1,434	6,295
Vanda Pharmaceuticals, Inc. (A)	1,222	22,485
Veracyte, Inc. (A)	983	24,595
Verastem, Inc. (A)(B)	1,842	5,452
Vericel Corp. (A)	1,284	22,483
Vertex Pharmaceuticals, Inc. (A)	6,126	1,126,878
Viking Therapeutics, Inc. (A)(B)	1,958	19,463
Vital Therapies, Inc. (A)	1,384	273
Voyager Therapeutics, Inc. (A)	743	14,221
vTv Therapeutics, Inc., Class A (A)(B)	1,071	1,831
X4 Pharmaceuticals, Inc. (A)	101	1,758
XBiotech, Inc. (A)	1,742	19,197
Xencor, Inc. (A)	1,295	40,223
XOMA Corp. (A)	278	3,442
Y-mAbs Therapeutics, Inc. (A)	523	13,708
Zafgen, Inc. (A)	1,004	2,751
ZIOPHARM Oncology, Inc. (A)(B)	3,927	15,119

		20,455,090
Health care equipment and supplies – 2.8%
Abbott Laboratories	41,719	3,335,017
ABIOMED, Inc. (A)	1,077	307,580
Accuray, Inc. (A)	2,433	11,605
Align Technology, Inc. (A)	1,924	547,051
AngioDynamics, Inc. (A)	1,021	23,340
Antares Pharma, Inc. (A)	4,423	13,402
AtriCure, Inc. (A)	953	25,531
Atrion Corp.	51	44,813
Avanos Medical, Inc. (A)	1,125	48,015
Axogen, Inc. (A)	911	19,186
Baxter International, Inc.	12,611	1,025,400
Becton, Dickinson and Company	6,379	1,593,028
Boston Scientific Corp. (A)	33,013	1,267,039
Cantel Medical Corp.	1,069	71,505
Cardiovascular Systems, Inc. (A)	915	35,374
Cerus Corp. (A)	3,177	19,793
Conformis, Inc. (A)	2,228	6,417
CONMED Corp.	652	54,233
Corindus Vascular Robotics, Inc. (A)(B)	6,252	10,878
CryoLife, Inc. (A)	912	26,603
CryoPort, Inc. (A)	894	11,550
Cutera, Inc. (A)	375	6,623
CytoSorbents Corp. (A)	228	1,726
Danaher Corp.	16,567	2,187,175
DENTSPLY SIRONA, Inc.	5,354	265,505
DexCom, Inc. (A)	2,135	254,279
Edwards Lifesciences Corp. (A)	4,978	952,441
Endologix, Inc. (A)	242	1,600
FONAR Corp. (A)	241	4,933
GenMark Diagnostics, Inc. (A)	1,560	11,060
Glaukos Corp. (A)	943	73,903
Globus Medical, Inc., Class A (A)	2,425	119,819
Haemonetics Corp. (A)	1,321	115,561
Heska Corp. (A)	197	16,769
Hill-Rom Holdings, Inc.	1,620	171,493
Hologic, Inc. (A)	6,830	330,572
ICU Medical, Inc. (A)	511	122,298
IDEXX Laboratories, Inc. (A)	2,081	465,312
Inogen, Inc. (A)	520	49,592
Insulet Corp. (A)	1,479	140,638
Integer Holdings Corp. (A)	863	65,087
Integra LifeSciences Holdings Corp. (A)	1,975	110,047
Intuitive Surgical, Inc. (A)	2,723	1,553,689

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Invacare Corp.	900	$7,533
iRhythm Technologies, Inc. (A)	621	46,550
IRIDEX Corp. (A)	814	3,712
Lantheus Holdings, Inc. (A)	1,016	24,872
LeMaitre Vascular, Inc.	515	15,965
Masimo Corp. (A)	1,251	172,988
Meridian Bioscience, Inc.	1,192	20,991
Merit Medical Systems, Inc. (A)	1,226	75,804
Natus Medical, Inc. (A)	710	18,020
Neogen Corp. (A)	1,304	74,837
Nevro Corp. (A)	723	45,195
NuVasive, Inc. (A)	1,239	70,363
Nuvectra Corp. (A)	555	6,111
Obalon Therapeutics, Inc. (A)	803	1,156
OraSure Technologies, Inc. (A)	1,625	18,119
Orthofix Medical, Inc. (A)	509	28,713
OrthoPediatrics Corp. (A)	403	17,825
Penumbra, Inc. (A)	842	123,782
Pulse Biosciences, Inc. (A)	385	6,772
Quidel Corp. (A)	915	59,905
ResMed, Inc.	3,421	355,681
Rockwell Medical, Inc. (A)(B)	1,446	8,228
RTI Surgical Holdings, Inc. (A)	1,700	10,217
Senseonics Holdings, Inc. (A)(B)	3,826	9,374
SI-BONE, Inc. (A)	307	5,784
Sientra, Inc. (A)	532	4,565
STAAR Surgical Company (A)	1,153	39,421
Stryker Corp.	8,878	1,753,583
Surmodics, Inc. (A)	364	15,827
Tactile Systems Technology, Inc. (A)	467	24,620
Tandem Diabetes Care, Inc. (A)	1,175	74,613
Teleflex, Inc.	1,111	335,700
The Cooper Companies, Inc.	1,174	347,704
TransEnterix, Inc. (A)(B)	4,508	10,729
Utah Medical Products, Inc.	104	9,178
Varex Imaging Corp. (A)	1,027	34,795
Varian Medical Systems, Inc. (A)	2,167	307,107
West Pharmaceutical Services, Inc.	1,791	197,368
Zimmer Biomet Holdings, Inc.	4,857	620,239

		20,521,428
Health care providers and services – 2.4%
AAC Holdings, Inc. (A)	965	1,776
Acadia Healthcare Company, Inc. (A)(B)	2,171	63,632
Aceto Corp.	853	148
Addus HomeCare Corp. (A)	312	19,840
Amedisys, Inc. (A)	817	100,703
American Renal Associates Holdings, Inc. (A)	923	5,667
AmerisourceBergen Corp.	5,001	397,680
AMN Healthcare Services, Inc. (A)	1,148	54,059
Anthem, Inc.	6,128	1,758,613
Apollo Medical Holdings, Inc. (A)	629	11,523
BioScrip, Inc. (A)	3,600	7,200
BioTelemetry, Inc. (A)	881	55,168
Brookdale Senior Living, Inc. (A)	4,348	28,610
Capital Senior Living Corp. (A)	893	3,563
Cardinal Health, Inc.	7,096	341,672
Centene Corp. (A)	9,028	479,387
Chemed Corp.	402	128,668
Cigna Corp.	9,004	1,448,023
Community Health Systems, Inc. (A)	3,196	11,921
CorVel Corp. (A)	522	34,055
Covetrus, Inc. (A)	1,442	45,928
Cross Country Healthcare, Inc. (A)	1,014	7,128
CVS Health Corp.	30,586	1,649,503

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
DaVita, Inc. (A)	3,961	$215,043
Diplomat Pharmacy, Inc. (A)	1,868	10,853
Encompass Health Corp.	2,418	141,211
Genesis Healthcare, Inc. (A)	2,733	3,936
Guardant Health, Inc. (A)	1,544	118,425
Hanger, Inc. (A)	926	17,640
HCA Healthcare, Inc.	8,188	1,067,551
HealthEquity, Inc. (A)	1,488	110,082
Henry Schein, Inc. (A)	3,605	216,697
Humana, Inc.	3,253	865,298
Laboratory Corp. of America Holdings (A)	2,418	369,906
LHC Group, Inc. (A)	594	65,851
Magellan Health, Inc. (A)	566	37,311
McKesson Corp.	4,653	544,680
MedCath Corp. (A)(C)	613	307
MEDNAX, Inc. (A)	2,250	61,133
Molina Healthcare, Inc. (A)	1,455	206,552
National HealthCare Corp.	429	32,553
National Research Corp.	959	37,017
Owens & Minor, Inc.	1,661	6,810
Patterson Companies, Inc.	2,414	52,746
PetIQ, Inc. (A)	575	18,061
Premier, Inc., Class A (A)	3,584	123,612
Quest Diagnostics, Inc.	3,212	288,823
Quorum Health Corp. (A)	392	549
R1 RCM, Inc. (A)	2,964	28,662
RadNet, Inc. (A)	1,310	16,231
Select Medical Holdings Corp. (A)	3,247	45,750
Surgery Partners, Inc. (A)	1,386	15,634
Tenet Healthcare Corp. (A)	2,354	67,889
The Ensign Group, Inc.	1,404	71,871
The Providence Service Corp. (A)	378	25,182
Tivity Health, Inc. (A)	1,247	21,897
UnitedHealth Group, Inc.	22,809	5,639,753
Universal Health Services, Inc., Class B	2,200	294,294
US Physical Therapy, Inc.	347	36,445
WellCare Health Plans, Inc. (A)	1,102	297,265

		17,827,987
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	4,420	42,167
Castlight Health, Inc., B Shares (A)	3,656	13,710
Cerner Corp. (A)	7,886	451,158
Computer Programs & Systems, Inc.	379	11,253
Evolent Health, Inc., Class A (A)	2,045	25,726
HealthStream, Inc. (A)	886	24,861
HMS Holdings Corp. (A)	1,934	57,266
Inovalon Holdings, Inc., Class A (A)(B)	3,391	42,150
Inspire Medical Systems, Inc. (A)	282	16,012
Medidata Solutions, Inc. (A)	1,476	108,102
NantHealth, Inc. (A)(B)	3,451	3,175
NextGen Healthcare, Inc. (A)	1,749	29,436
Omnicell, Inc. (A)	1,024	82,780
Simulations Plus, Inc.	455	9,605
Tabula Rasa HealthCare, Inc. (A)	474	26,743
Teladoc Health, Inc. (A)(B)	1,541	85,680
Veeva Systems, Inc., Class A (A)	3,452	437,921
Vocera Communications, Inc. (A)	782	24,735

		1,492,480
Life sciences tools and services – 1.0%
Accelerate Diagnostics, Inc. (A)(B)	1,535	32,266
Agilent Technologies, Inc.	7,581	609,361
Bio-Rad Laboratories, Inc., Class A (A)	716	218,867
Bio-Techne Corp.	961	190,807
Bruker Corp.	3,887	149,416

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Cambrex Corp. (A)	894	$34,732
Charles River Laboratories International, Inc. (A)	1,222	177,496
Codexis, Inc. (A)	1,349	27,695
Enzo Biochem, Inc. (A)	1,266	3,456
Fluidigm Corp. (A)	357	4,745
Harvard Bioscience, Inc. (A)	485	2,090
Illumina, Inc. (A)	3,500	1,087,415
IQVIA Holdings, Inc. (A)	4,829	694,652
Luminex Corp.	1,250	28,763
Medpace Holdings, Inc. (A)	869	51,245
Mettler-Toledo International, Inc. (A)	598	432,354
NanoString Technologies, Inc. (A)	769	18,402
NeoGenomics, Inc. (A)	2,195	44,910
Pacific Biosciences of California, Inc. (A)	3,229	23,346
PerkinElmer, Inc.	2,703	260,461
PRA Health Sciences, Inc. (A)	1,614	178,008
Quanterix Corp. (A)	534	13,793
Syneos Health, Inc. (A)	2,651	137,216
Thermo Fisher Scientific, Inc.	9,539	2,611,015
Waters Corp. (A)	1,798	452,575

		7,485,086
Pharmaceuticals – 3.9%
AcelRx Pharmaceuticals, Inc. (A)(B)	2,585	8,996
Acer Therapeutics, Inc. (A)	299	7,266
Aclaris Therapeutics, Inc. (A)	747	4,475
Adamis Pharmaceuticals Corp. (A)	1,632	3,444
Aerie Pharmaceuticals, Inc. (A)	991	47,073
Agile Therapeutics, Inc. (A)	1,595	2,408
Akcea Therapeutics, Inc. (A)(B)	2,030	57,510
Akorn, Inc. (A)	3,187	11,218
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	8,014	1,173,330
Amneal Pharmaceuticals, Inc. (A)	6,203	87,897
Amphastar Pharmaceuticals, Inc. (A)	1,295	26,457
Ampio Pharmaceuticals, Inc. (A)	1,902	1,069
ANI Pharmaceuticals, Inc. (A)	324	22,855
Aquestive Therapeutics, Inc. (A)	893	6,171
Aratana Therapeutics, Inc. (A)	1,239	4,460
Arvinas, Inc. (A)	514	7,587
Assertio Therapeutics, Inc. (A)	1,816	9,207
BioDelivery Sciences International, Inc. (A)	2,697	14,294
Bristol-Myers Squibb Company	38,721	1,847,379
Catalent, Inc. (A)	3,413	138,534
Clearside Biomedical, Inc. (A)	998	1,377
Collegium Pharmaceutical, Inc. (A)	840	12,718
Corcept Therapeutics, Inc. (A)(B)	3,097	36,359
Corium International, Inc. (A)(C)	1,009	182
Dermira, Inc. (A)	1,155	15,650
Dova Pharmaceuticals, Inc. (A)	710	6,312
Durect Corp. (A)	4,211	2,636
Elanco Animal Health, Inc. (A)	7,867	252,295
Eli Lilly & Company	25,147	3,263,075
Eloxx Pharmaceuticals, Inc. (A)	705	8,234
Endo International PLC (A)	5,320	42,720
Evolus, Inc. (A)(B)	516	11,646
Horizon Pharma PLC (A)	3,927	103,791
Innovate Biopharmaceuticals, Inc. (A)(B)	319	616
Innoviva, Inc. (A)	2,501	35,089
Intersect ENT, Inc. (A)	798	25,656
Johnson & Johnson	63,496	8,876,106
Kala Pharmaceuticals, Inc. (A)	674	5,574
Lannett Company, Inc. (A)	1,025	8,067

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Liquidia Technologies, Inc. (A)	317	$3,607
Marinus Pharmaceuticals, Inc. (A)	1,468	6,136
Melinta Therapeutics, Inc. (A)	156	554
Menlo Therapeutics, Inc. (A)	195	1,531
Merck & Company, Inc.	61,678	5,129,759
MyoKardia, Inc. (A)	965	50,170
Nektar Therapeutics (A)	4,020	135,072
Neos Therapeutics, Inc. (A)(B)	969	2,529
Ocular Therapeutix, Inc. (A)	1,316	5,225
Odonate Therapeutics, Inc. (A)	680	15,035
Omeros Corp. (A)(B)	1,320	22,928
Optinose, Inc. (A)	957	9,857
Osmotica Pharmaceuticals PLC (A)	824	2,966
Otonomy, Inc. (A)	1,390	3,656
Pacira Pharmaceuticals, Inc. (A)	1,111	42,285
Paratek Pharmaceuticals, Inc. (A)(B)	760	4,074
Pfizer, Inc.	137,051	5,820,556
Phibro Animal Health Corp., Class A	1,100	36,300
Prestige Consumer Healthcare, Inc. (A)	1,453	43,459
Reata Pharmaceuticals, Inc., Class A (A)	714	61,026
resTORbio, Inc. (A)	720	4,910
Revance Therapeutics, Inc. (A)	851	13,412
scPharmaceuticals, Inc. (A)	640	1,920
Sienna Biopharmaceuticals, Inc. (A)	555	1,288
SIGA Technologies, Inc. (A)	1,168	7,020
Strongbridge Biopharma PLC (A)	1,240	6,175
Supernus Pharmaceuticals, Inc. (A)	1,388	48,636
Teligent, Inc. (A)(B)	1,521	1,764
Tetraphase Pharmaceuticals, Inc. (A)	1,403	1,880
The Medicines Company (A)	1,753	48,996
TherapeuticsMD, Inc. (A)(B)	5,607	27,306
Tilray, Inc., Class 2 (A)(B)	2,109	138,182
Tricida, Inc. (A)	688	26,571
Urovant Sciences, Ltd. (A)	916	9,206
Verrica Pharmaceuticals, Inc. (A)	806	8,713
Xeris Pharmaceuticals, Inc. (A)	366	3,675
Zoetis, Inc.	11,463	1,153,980
Zogenix, Inc. (A)	862	47,419
Zynerba Pharmaceuticals, Inc. (A)(B)	581	3,149

		29,140,732

		96,922,803
Industrials – 9.7%
Aerospace and defense – 2.3%
AAR Corp.	757	24,610
Aerojet Rocketdyne Holdings, Inc. (A)	2,058	73,121
Aerovironment, Inc. (A)	650	44,467
Arconic, Inc.	11,513	220,013
Astronics Corp. (A)	623	20,385
Astronics Corp., Class B (A)	93	3,020
Axon Enterprise, Inc. (A)	1,283	69,808
BWX Technologies, Inc.	2,459	121,917
Cubic Corp.	751	42,236
Curtiss-Wright Corp.	1,021	115,720
Ducommun, Inc. (A)	321	13,970
General Dynamics Corp.	6,968	1,179,543
Harris Corp.	2,792	445,910
HEICO Corp., Class A	3,285	276,137
Hexcel Corp.	2,051	141,847
Huntington Ingalls Industries, Inc.	1,000	207,200
Kratos Defense & Security Solutions, Inc. (A)	2,763	43,186
L3 Technologies, Inc.	1,852	382,197
Lockheed Martin Corp.	6,736	2,021,878
Mercury Systems, Inc. (A)	1,316	84,329
Moog, Inc., Class A	880	76,516

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
National Presto Industries, Inc.	196	$21,276
Northrop Grumman Corp.	4,101	1,105,630
Raytheon Company	6,710	1,221,757
Spirit AeroSystems Holdings, Inc., Class A	2,519	230,564
Teledyne Technologies, Inc. (A)	855	202,644
Textron, Inc.	5,728	290,180
The Boeing Company	13,462	5,134,676
The KeyW Holding Corp. (A)	1,434	12,361
TransDigm Group, Inc. (A)	1,259	571,573
Triumph Group, Inc.	1,366	26,036
United Technologies Corp.	20,408	2,630,387
Vectrus, Inc. (A)	294	7,817
Wesco Aircraft Holdings, Inc. (A)	2,836	24,928

		17,087,839
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,616	37,249
Atlas Air Worldwide Holdings, Inc. (A)	573	28,971
C.H. Robinson Worldwide, Inc.	3,220	280,108
Echo Global Logistics, Inc. (A)	790	19,576
Expeditors International of Washington, Inc.	3,916	297,224
FedEx Corp.	6,233	1,130,729
Forward Air Corp.	699	45,246
Hub Group, Inc., Class A (A)	934	38,154
United Parcel Service, Inc., Class B	20,345	2,273,350
XPO Logistics, Inc. (A)(B)	2,948	158,426

		4,309,033
Airlines – 0.4%
Alaska Air Group, Inc.	2,896	162,524
Allegiant Travel Company	394	51,011
American Airlines Group, Inc.	10,915	346,660
Delta Air Lines, Inc.	16,139	833,579
Hawaiian Holdings, Inc.	1,268	33,285
JetBlue Airways Corp. (A)	6,903	112,933
SkyWest, Inc.	1,282	69,600
Southwest Airlines Company	13,289	689,832
Spirit Airlines, Inc. (A)	1,614	85,316
United Continental Holdings, Inc. (A)	6,415	511,789

		2,896,529
Building products – 0.4%
AAON, Inc.	1,262	58,279
Advanced Drainage Systems, Inc.	1,541	39,712
American Woodmark Corp. (A)	392	32,391
AO Smith Corp.	4,035	215,146
Apogee Enterprises, Inc.	790	29,617
Armstrong Flooring, Inc. (A)	761	10,350
Armstrong World Industries, Inc.	1,315	104,437
Builders FirstSource, Inc. (A)	2,730	36,418
Continental Building Products, Inc. (A)	772	19,138
CSW Industrials, Inc. (A)	443	25,379
Fortune Brands Home & Security, Inc.	3,421	162,874
Gibraltar Industries, Inc. (A)	875	35,534
Griffon Corp.	1,323	24,449
Insteel Industries, Inc.	543	11,360
JELD-WEN Holding, Inc. (A)	2,834	50,048
Johnson Controls International PLC	21,935	810,279
Lennox International, Inc.	954	252,238
Masco Corp.	7,288	286,491
NCI Building Systems, Inc. (A)	1,541	9,493
Owens Corning	2,720	128,166
Patrick Industries, Inc. (A)	691	31,316
PGT Innovations, Inc. (A)	1,354	18,753
Quanex Building Products Corp.	973	15,461

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Resideo Technologies, Inc. (A)	2,957	$57,041
Simpson Manufacturing Company, Inc.	1,174	69,583
Trex Company, Inc. (A)	1,462	89,942
Universal Forest Products, Inc.	1,489	44,506
USG Corp.	3,308	143,236

		2,811,637
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,566	56,924
ACCO Brands Corp.	2,362	20,219
ADT, Inc.	333	2,128
Advanced Disposal Services, Inc. (A)	2,130	59,640
ARC Document Solutions, Inc. (A)	1,859	4,146
Brady Corp., Class A	1,234	57,270
BrightView Holdings, Inc. (A)	696	10,022
Casella Waste Systems, Inc., Class A (A)	1,180	41,961
CECO Environmental Corp. (A)	1,030	7,416
Cintas Corp.	2,587	522,859
Civeo Corp. (A)	3,710	7,791
Clean Harbors, Inc. (A)	1,427	102,073
Copart, Inc. (A)	5,594	338,940
Covanta Holding Corp.	3,622	62,697
Deluxe Corp.	1,214	53,076
Ennis, Inc.	700	14,532
Healthcare Services Group, Inc.	1,855	61,196
Heritage-Crystal Clean, Inc. (A)	637	17,486
Herman Miller, Inc.	1,463	51,468
HNI Corp.	1,011	36,689
Hudson Technologies, Inc. (A)	1,248	2,409
Interface, Inc.	1,386	21,234
KAR Auction Services, Inc.	3,164	162,345
Kimball International, Inc., Class B	1,061	15,003
Knoll, Inc.	1,376	26,020
LSC Communications, Inc.	987	6,445
Matthews International Corp., Class A	749	27,676
McGrath RentCorp	546	30,887
Mobile Mini, Inc.	1,065	36,146
MSA Safety, Inc.	944	97,610
Multi-Color Corp.	575	28,687
NL Industries, Inc. (A)	1,371	5,319
PICO Holdings, Inc. (A)	659	6,524
Pitney Bowes, Inc.	4,518	31,039
Quad/Graphics, Inc.	1,451	17,267
Republic Services, Inc.	6,958	559,284
Rollins, Inc.	7,708	320,807
RR Donnelley & Sons Company	1,999	9,435
SP Plus Corp. (A)	619	21,120
Steelcase, Inc., Class A	2,699	39,270
Stericycle, Inc. (A)	1,954	106,337
Swisher Hygiene, Inc. (A)(C)	450	421
Team, Inc. (A)	842	14,735
Tetra Tech, Inc.	1,397	83,247
The Brink’s Company	1,273	95,997
UniFirst Corp.	468	71,838
US Ecology, Inc.	611	34,204
Viad Corp.	552	31,072
VSE Corp.	302	9,537
Waste Management, Inc.	9,923	1,031,099

		4,471,547
Construction and engineering – 0.2%
AECOM (A)	3,853	114,319
Aegion Corp. (A)	916	16,094
Ameresco, Inc., Class A (A)	1,258	20,354
Arcosa, Inc.	1,228	37,515
Argan, Inc.	415	20,729
Comfort Systems USA, Inc.	1,027	53,805

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Dycom Industries, Inc. (A)	774	$35,558
EMCOR Group, Inc.	1,421	103,847
Fluor Corp.	3,518	129,462
Granite Construction, Inc.	1,123	48,457
Great Lakes Dredge & Dock Corp. (A)	1,745	15,548
HC2 Holdings, Inc. (A)	1,457	3,570
IES Holdings, Inc. (A)	602	10,698
Jacobs Engineering Group, Inc.	3,358	252,488
KBR, Inc.	3,431	65,498
MasTec, Inc. (A)	1,935	93,074
MYR Group, Inc. (A)	461	15,964
Northwest Pipe Company (A)	368	8,832
Orion Group Holdings, Inc. (A)	1,081	3,157
Primoris Services Corp.	1,418	29,324
Quanta Services, Inc.	3,528	133,147
Sterling Construction Company, Inc. (A)	733	9,177
Tutor Perini Corp. (A)	1,370	23,454
Valmont Industries, Inc.	570	74,157
WillScot Corp. (A)	974	10,802

		1,329,030
Electrical equipment – 0.6%
Acuity Brands, Inc.	967	116,050
Allied Motion Technologies, Inc.	289	9,936
AMETEK, Inc.	5,492	455,671
Atkore International Group, Inc. (A)	1,040	22,391
AZZ, Inc.	725	29,674
Babcock & Wilcox Enterprises, Inc. (A)	1,702	700
Bloom Energy Corp., Class A (A)	2,341	30,246
Eaton Corp. PLC	10,227	823,887
Emerson Electric Company	14,766	1,011,028
Encore Wire Corp.	587	33,588
Energous Corp. (A)	688	4,362
EnerSys	980	63,857
Enphase Energy, Inc. (A)(B)	2,749	25,373
FuelCell Energy, Inc. (A)(B)	3,640	896
GrafTech International, Ltd.	4,778	61,111
Hubbell, Inc.	1,310	154,554
LSI Industries, Inc.	199	523
nVent Electric PLC	19,309	520,957
Plug Power, Inc. (A)(B)	6,157	14,777
Powell Industries, Inc.	332	8,815
Preformed Line Products Company	145	7,698
Regal Beloit Corp.	1,021	83,589
Revolution Lighting Technologies, Inc. (A)	1,281	296
Rockwell Automation, Inc.	2,850	500,061
Sunrun, Inc. (A)	2,933	41,238
Thermon Group Holdings, Inc. (A)	912	22,353
TPI Composites, Inc. (A)	945	27,046
Vicor Corp. (A)	1,095	33,967
Vivint Solar, Inc. (A)	3,209	15,949

		4,120,593
Industrial conglomerates – 1.2%
3M Company	13,758	2,858,637
Carlisle Companies, Inc.	1,405	172,281
General Electric Company	206,219	2,060,128
Honeywell International, Inc.	17,475	2,777,127
Icahn Enterprises LP	4,276	310,010
Raven Industries, Inc.	807	30,965
Roper Technologies, Inc.	2,454	839,194

		9,048,342
Machinery – 1.7%
Actuant Corp., Class A	1,627	39,650
AGCO Corp.	1,696	117,957

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Alamo Group, Inc.	316	$31,581
Albany International Corp., Class A	769	55,053
Allison Transmission Holdings, Inc.	3,020	135,658
Altra Industrial Motion Corp.	651	20,214
Astec Industries, Inc.	516	19,484
Barnes Group, Inc.	1,235	63,491
Briggs & Stratton Corp.	1,186	14,030
Caterpillar, Inc.	13,975	1,893,473
Chart Industries, Inc. (A)	704	63,726
CIRCOR International, Inc. (A)	461	15,029
Colfax Corp. (A)	2,940	87,259
Columbus McKinnon Corp.	622	21,366
Commercial Vehicle Group, Inc. (A)	1,034	7,931
Crane Company	1,371	116,014
Cummins, Inc.	3,743	590,907
Deere & Company	7,591	1,213,345
DMC Global, Inc.	432	21,444
Donaldson Company, Inc.	3,099	155,136
Douglas Dynamics, Inc.	623	23,718
Dover Corp.	3,501	328,394
Energy Recovery, Inc. (A)(B)	1,545	13,488
EnPro Industries, Inc.	501	32,289
ESCO Technologies, Inc.	589	39,481
Evoqua Water Technologies Corp. (A)	2,964	37,287
Federal Signal Corp.	1,641	42,650
Flowserve Corp.	3,220	145,351
Fortive Corp.	7,902	662,899
Franklin Electric Company, Inc.	1,116	57,016
FreightCar America, Inc. (A)	410	2,526
Gardner Denver Holdings, Inc. (A)	4,877	135,629
Gates Industrial Corp. PLC (A)	4,606	66,050
Gencor Industries, Inc. (A)	428	5,290
Global Brass & Copper Holdings, Inc.	592	20,388
Graco, Inc.	3,968	196,495
Graham Corp.	354	6,949
Harsco Corp. (A)	1,884	37,981
Hillenbrand, Inc.	1,562	64,870
Hurco Companies, Inc.	183	7,380
Hyster-Yale Materials Handling, Inc.	343	21,389
IDEX Corp.	1,796	272,525
Illinois Tool Works, Inc.	7,800	1,119,534
ITT, Inc.	2,118	122,844
John Bean Technologies Corp.	796	73,144
Kadant, Inc.	299	26,300
Kennametal, Inc.	2,052	75,411
LB Foster Company, Class A (A)	298	5,608
Lincoln Electric Holdings, Inc.	1,545	129,579
Lindsay Corp.	285	27,585
Lydall, Inc. (A)	480	11,261
Manitex International, Inc. (A)	126	964
Meritor, Inc. (A)	2,137	43,488
Milacron Holdings Corp. (A)	1,513	17,127
Miller Industries, Inc.	317	9,779
Mueller Industries, Inc.	1,341	42,027
Mueller Water Products, Inc., Class A	3,700	37,148
Navistar International Corp. (A)	2,509	81,041
NN, Inc.	766	5,737
Nordson Corp.	1,356	179,697
Omega Flex, Inc.	281	21,300
Oshkosh Corp.	1,709	128,397
PACCAR, Inc.	8,064	549,481
Parker-Hannifin Corp.	3,117	534,940
Park-Ohio Holdings Corp.	359	11,624
Proto Labs, Inc. (A)	654	68,762
RBC Bearings, Inc. (A)	608	77,319

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
REV Group, Inc.	1,752	$19,184
Rexnord Corp. (A)	2,553	64,182
Snap-on, Inc.	1,280	200,346
Spartan Motors, Inc.	989	8,733
SPX Corp. (A)	1,177	40,948
SPX FLOW, Inc. (A)	1,017	32,442
Standex International Corp.	280	20,552
Stanley Black & Decker, Inc.	3,548	483,131
Sun Hydraulics Corp.	750	34,883
Tennant Company	496	30,797
Terex Corp.	1,748	56,163
The Eastern Company	253	6,963
The ExOne Company (A)	79	671
The Gorman-Rupp Company	728	24,708
The Greenbrier Companies, Inc.	782	25,204
The Manitowoc Company, Inc. (A)	959	15,737
The Middleby Corp. (A)	1,333	173,330
The Timken Company	1,787	77,949
The Toro Company	2,460	169,346
Titan International, Inc.	1,677	10,012
TriMas Corp. (A)	1,278	38,634
Trinity Industries, Inc.	3,379	73,426
Twin Disc, Inc. (A)	354	5,894
Wabash National Corp.	1,600	21,680
WABCO Holdings, Inc. (A)	1,217	160,437
Wabtec Corp.	3,452	254,481
Watts Water Technologies, Inc., Class A	850	68,697
Welbilt, Inc. (A)	3,489	57,150
Woodward, Inc.	1,494	141,766
Xylem, Inc.	4,286	338,765

		12,959,101
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	9,905
Kirby Corp. (A)	1,396	104,854
Matson, Inc.	993	35,837

		150,596
Professional services – 0.4%
Acacia Research Corp. (A)	1,963	6,399
ASGN, Inc. (A)	1,324	84,061
Barrett Business Services, Inc.	206	15,930
CBIZ, Inc. (A)	1,496	30,279
CoStar Group, Inc. (A)	875	408,118
CRA International, Inc.	233	11,776
Equifax, Inc.	2,868	339,858
Exponent, Inc.	1,408	81,270
Forrester Research, Inc.	498	24,078
Franklin Covey Company (A)	395	9,994
FTI Consulting, Inc. (A)	895	68,754
Heidrick & Struggles International, Inc.	532	20,392
Hill International, Inc. (A)	1,520	4,438
Huron Consulting Group, Inc. (A)	619	29,229
ICF International, Inc.	515	39,181
InnerWorkings, Inc. (A)	1,547	5,600
Insperity, Inc.	1,009	124,773
Kelly Services, Inc., Class A	813	17,935
Kforce, Inc.	758	26,621
Korn Ferry	1,385	62,020
ManpowerGroup, Inc.	1,444	119,404
Mistras Group, Inc. (A)	810	11,186
Navigant Consulting, Inc.	1,284	24,999
Resources Connection, Inc.	841	13,910
Robert Half International, Inc.	2,878	187,530
TransUnion	4,440	296,770
TriNet Group, Inc. (A)	1,726	103,111
TrueBlue, Inc. (A)	1,160	27,422

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Upwork, Inc. (A)	1,479	$28,308
Verisk Analytics, Inc.	3,933	523,089
WageWorks, Inc. (A)	956	36,099
Willdan Group, Inc. (A)	264	9,786

		2,792,320
Road and rail – 1.0%
AMERCO	445	165,322
ArcBest Corp.	699	21,522
Avis Budget Group, Inc. (A)	2,083	72,613
Celadon Group, Inc. (A)	363	653
Covenant Transportation Group, Inc., Class A (A)	501	9,509
CSX Corp.	20,051	1,500,216
Daseke, Inc. (A)	1,206	6,139
Genesee & Wyoming, Inc., Class A (A)	1,434	124,959
Heartland Express, Inc.	1,920	37,018
Hertz Global Holdings, Inc. (A)	1,984	34,462
J.B. Hunt Transport Services, Inc.	2,448	247,958
Kansas City Southern	2,373	275,221
Knight-Swift Transportation Holdings, Inc.	4,376	143,008
Landstar System, Inc.	927	101,405
Marten Transport, Ltd.	1,479	26,371
Norfolk Southern Corp.	6,452	1,205,814
Old Dominion Freight Line, Inc.	1,916	276,651
P.A.M. Transportation Services, Inc. (A)	61	2,985
Roadrunner Transportation Systems, Inc. (A)	1,079	453
Ryder System, Inc.	1,209	74,946
Saia, Inc. (A)	681	41,609
Schneider National, Inc., Class B	4,282	90,136
Union Pacific Corp.	17,451	2,917,807
Universal Logistics Holdings, Inc.	800	15,744
USA Truck, Inc. (A)	295	4,260
Werner Enterprises, Inc.	1,755	59,933
YRC Worldwide, Inc. (A)	936	6,262

		7,462,976
Trading companies and distributors – 0.3%
Air Lease Corp.	2,464	84,638
Aircastle, Ltd.	1,836	37,161
Applied Industrial Technologies, Inc.	957	56,913
Beacon Roofing Supply, Inc. (A)	1,681	54,061
BMC Stock Holdings, Inc. (A)	1,851	32,707
CAI International, Inc. (A)	518	12,018
DXP Enterprises, Inc. (A)	493	19,188
EVI Industries, Inc.	320	12,202
Fastenal Company	6,812	438,080
Fortress Transportation & Infrastructure Investors LLC	1,753	29,994
Foundation Building Materials, Inc. (A)	1,193	11,739
GATX Corp.	950	72,552
GMS, Inc. (A)	892	13,487
H&E Equipment Services, Inc.	981	24,633
HD Supply Holdings, Inc. (A)	4,343	188,269
Herc Holdings, Inc. (A)	783	30,521
Kaman Corp.	645	37,694
Lawson Products, Inc. (A)	299	9,377
MRC Global, Inc. (A)	2,156	37,687
MSC Industrial Direct Company, Inc., Class A	1,289	106,613
NOW, Inc. (A)	2,982	41,629
Rush Enterprises, Inc., Class A	931	38,925
SiteOne Landscape Supply, Inc. (A)	976	55,778
Systemax, Inc.	1,010	22,866
Textainer Group Holdings, Ltd. (A)	1,558	15,035

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Titan Machinery, Inc. (A)	613	$9,538
United Rentals, Inc. (A)	1,923	219,703
Univar, Inc. (A)	4,141	91,756
Veritiv Corp. (A)	445	11,712
W.W. Grainger, Inc.	1,332	400,839
Watsco, Inc.	888	127,170
WESCO International, Inc. (A)	1,198	63,506
Willis Lease Finance Corp. (A)	275	11,657

		2,419,648

		71,859,191

Information technology – 20.3%
Communications equipment – 1.2%
Acacia Communications, Inc. (A)	1,074	61,594
ADTRAN, Inc.	1,330	18,221
Aerohive Networks, Inc. (A)	1,973	8,938
Applied Optoelectronics, Inc. (A)	524	6,393
Arista Networks, Inc. (A)	1,800	566,028
ARRIS International PLC (A)	4,144	130,992
CalAmp Corp. (A)	968	12,177
Calix, Inc. (A)	1,502	11,565
Casa Systems, Inc. (A)	2,022	16,783
Ciena Corp. (A)	3,518	131,362
Cisco Systems, Inc.	106,483	5,749,017
Clearfield, Inc. (A)	564	8,291
CommScope Holding Company, Inc. (A)	4,618	100,349
Comtech Telecommunications Corp.	652	15,139
Digi International, Inc. (A)	773	9,794
EchoStar Corp., Class A (A)	2,352	85,730
EMCORE Corp. (A)	934	3,409
Extreme Networks, Inc. (A)	3,021	22,627
F5 Networks, Inc. (A)	1,433	224,881
Finisar Corp. (A)	2,667	61,794
Harmonic, Inc. (A)	2,423	13,133
Infinera Corp. (A)	3,517	15,264
InterDigital, Inc.	854	56,347
Juniper Networks, Inc.	8,144	215,572
KVH Industries, Inc. (A)	618	6,297
Lumentum Holdings, Inc. (A)	1,796	101,546
Motorola Solutions, Inc.	3,926	551,289
NETGEAR, Inc. (A)	756	25,039
NetScout Systems, Inc. (A)	2,200	61,754
Plantronics, Inc.	785	36,196
Powerwave Technologies, Inc. (A)(C)	912	0
Quantenna Communications, Inc. (A)	963	23,430
Ribbon Communications, Inc. (A)	2,652	13,658
TESSCO Technologies, Inc.	79	1,223
Ubiquiti Networks, Inc.	1,727	258,549
UTStarcom Holdings Corp. (A)	215	789
ViaSat, Inc. (A)	1,499	116,173
Viavi Solutions, Inc. (A)	5,498	68,065

		8,809,408
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	7,117	672,129
Anixter International, Inc. (A)	820	46,010
Arlo Technologies, Inc. (A)	1,497	6,183
Arrow Electronics, Inc. (A)	1,650	127,149
Avnet, Inc.	2,637	114,367
AVX Corp.	4,223	73,227
Badger Meter, Inc.	801	44,568
Bel Fuse, Inc., Class B	346	8,747
Belden, Inc.	1,059	56,868
Benchmark Electronics, Inc.	1,098	28,823
CDW Corp.	3,575	344,523
Cognex Corp.	4,136	210,357

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Coherent, Inc. (A)	604	$85,599
Control4 Corp. (A)	670	11,343
Corning, Inc.	18,945	627,080
CTS Corp.	929	27,285
Daktronics, Inc.	1,241	9,245
Dolby Laboratories, Inc., Class A	2,532	159,440
ePlus, Inc. (A)	387	34,265
FARO Technologies, Inc. (A)	474	20,813
Fitbit, Inc., Class A (A)	6,454	38,208
FLIR Systems, Inc.	3,304	157,204
II-VI, Inc. (A)	1,569	58,430
Insight Enterprises, Inc. (A)	780	42,947
IPG Photonics Corp. (A)	1,273	193,216
Iteris, Inc. (A)	1,032	4,303
Itron, Inc. (A)	959	44,737
Jabil, Inc.	3,856	102,531
KEMET Corp.	1,301	22,078
Keysight Technologies, Inc. (A)	4,571	398,591
Kimball Electronics, Inc. (A)	758	11,741
Knowles Corp. (A)	2,456	43,299
Littelfuse, Inc.	585	106,751
Maxwell Technologies, Inc. (A)(B)	1,541	6,888
Mesa Laboratories, Inc.	104	23,972
Methode Electronics, Inc.	826	23,772
MicroVision, Inc. (A)	3,177	3,078
MTS Systems Corp.	479	26,086
Napco Security Technologies, Inc. (A)	753	15,617
National Instruments Corp.	3,219	142,795
nLight, Inc. (A)	352	7,843
Novanta, Inc. (A)	808	68,462
OSI Systems, Inc. (A)	513	44,939
PAR Technology Corp. (A)	708	17,318
Park Electrochemical Corp.	597	9,373
PC Connection, Inc.	741	27,172
PCM, Inc. (A)	572	20,952
Plexus Corp. (A)	802	48,882
Rogers Corp. (A)	447	71,019
Sanmina Corp. (A)	1,562	45,064
ScanSource, Inc. (A)	708	25,361
SYNNEX Corp.	1,163	110,939
Tech Data Corp. (A)	848	86,844
Trimble, Inc. (A)	5,939	239,936
TTM Technologies, Inc. (A)	2,807	32,926
Vishay Intertechnology, Inc.	3,595	66,400
Vishay Precision Group, Inc. (A)	345	11,802
Zebra Technologies Corp., Class A (A)	1,294	271,132

		5,380,629
IT services – 4.7%
Akamai Technologies, Inc. (A)	3,873	277,733
Alliance Data Systems Corp.	1,300	227,474
Automatic Data Processing, Inc.	10,382	1,658,421
Black Knight, Inc. (A)	3,609	196,691
Booz Allen Hamilton Holding Corp.	3,431	199,478
Brightcove, Inc. (A)	1,084	9,116
Broadridge Financial Solutions, Inc.	2,797	290,021
CACI International, Inc., Class A (A)	570	103,751
Carbonite, Inc. (A)	761	18,880
Cardtronics PLC, Class A (A)	1,262	44,902
Cass Information Systems, Inc.	256	12,109
Cognizant Technology Solutions Corp., Class A	13,711	993,362
Conduent, Inc. (A)	5,274	72,939
CoreLogic, Inc. (A)	1,972	73,477
CSG Systems International, Inc.	935	39,551

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company	6,681	$429,655
Endurance International Group Holdings, Inc. (A)	4,023	29,167
EPAM Systems, Inc. (A)	1,293	218,685
Euronet Worldwide, Inc. (A)	1,260	179,663
Everi Holdings, Inc. (A)	1,863	19,599
Evo Payments, Inc., Class A (A)	1,076	31,258
Exela Technologies, Inc. (A)	2,147	7,171
ExlService Holdings, Inc. (A)	928	55,699
Fidelity National Information Services, Inc.	7,792	881,275
First Data Corp., Class A (A)	22,398	588,395
Fiserv, Inc. (A)	9,442	833,540
FleetCor Technologies, Inc. (A)	2,586	637,682
Gartner, Inc. (A)	2,226	337,640
Genpact, Ltd.	4,793	168,618
Global Payments, Inc.	3,828	522,599
GoDaddy, Inc., Class A (A)	4,204	316,099
GreenSky, Inc., Class A (A)	3,445	44,578
I3 Verticals, Inc., Class A (A)	260	6,245
IBM Corp.	21,500	3,033,650
Information Services Group, Inc. (A)	1,813	6,762
Internap Corp. (A)	588	2,916
Jack Henry & Associates, Inc.	1,841	255,420
Leidos Holdings, Inc.	3,621	232,070
Limelight Networks, Inc. (A)	3,034	9,800
LiveRamp Holdings, Inc. (A)	1,698	92,660
ManTech International Corp., Class A	910	49,158
Mastercard, Inc., Class A	24,525	5,774,411
MAXIMUS, Inc.	1,544	109,593
MoneyGram International, Inc. (A)	1,519	3,099
MongoDB, Inc. (A)(B)	1,247	183,334
NIC, Inc.	1,830	31,275
Okta, Inc. (A)	2,405	198,966
Paychex, Inc.	8,487	680,657
PayPal Holdings, Inc. (A)	27,984	2,905,859
Perficient, Inc. (A)	981	26,870
Perspecta, Inc.	3,532	71,417
PFSweb, Inc. (A)	944	4,918
Presidio, Inc.	2,520	37,296
PRGX Global, Inc. (A)	93	737
Sabre Corp.	6,867	146,885
Science Applications International Corp.	1,557	119,811
ServiceSource International, Inc. (A)	2,601	2,397
Square, Inc., Class A (A)	9,764	731,519
StarTek, Inc. (A)	653	5,146
Steel Connect, Inc. (A)	369	742
Switch, Inc., Class A	6,554	67,572
Sykes Enterprises, Inc. (A)	931	26,329
The Hackett Group, Inc.	800	12,640
The Western Union Company	10,704	197,703
Total System Services, Inc.	4,404	418,424
TTEC Holdings, Inc.	1,257	45,541
Twilio, Inc., Class A (A)	2,835	366,225
Unisys Corp. (A)	1,411	16,466
VeriSign, Inc. (A)	2,545	462,070
Virtusa Corp. (A)	802	42,867
Visa, Inc., Class A	47,857	7,474,785
WEX, Inc. (A)	1,068	205,045
Worldpay, Inc., Class A (A)	6,557	744,220

		34,322,728
Semiconductors and semiconductor equipment – 3.4%
Adesto Technologies Corp. (A)	969	5,862
Advanced Energy Industries, Inc. (A)	980	48,686
Advanced Micro Devices, Inc. (A)	23,835	608,269

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Alpha & Omega Semiconductor, Ltd. (A)	677	$7,792
Ambarella, Inc. (A)	765	33,048
Amkor Technology, Inc. (A)	5,742	49,037
Amtech Systems, Inc. (A)	540	2,878
Analog Devices, Inc.	8,742	920,270
Applied Materials, Inc.	23,261	922,531
Aquantia Corp. (A)	774	7,012
Axcelis Technologies, Inc. (A)	854	17,182
AXT, Inc. (A)	1,039	4,624
Broadcom, Inc.	9,794	2,945,154
Brooks Automation, Inc.	1,899	55,698
Cabot Microelectronics Corp.	703	78,708
CEVA, Inc. (A)	604	16,284
Cirrus Logic, Inc. (A)	1,398	58,814
Cohu, Inc.	1,095	16,151
Cree, Inc. (A)	2,469	141,276
Cypress Semiconductor Corp.	8,625	128,685
Diodes, Inc. (A)	1,104	38,309
DSP Group, Inc. (A)	633	8,906
Entegris, Inc.	3,398	121,275
Everspin Technologies, Inc. (A)	685	5,247
First Solar, Inc. (A)	2,450	129,458
FormFactor, Inc. (A)	1,989	32,003
GSI Technology, Inc. (A)	84	653
Ichor Holdings, Ltd. (A)(B)	679	15,332
Impinj, Inc. (A)	564	9,450
Inphi Corp. (A)	1,155	50,520
Integrated Device Technology, Inc. (A)	3,015	147,705
Intel Corp.	107,911	5,794,821
KLA-Tencor Corp.	3,594	429,160
Kopin Corp. (A)	2,098	2,811
Kulicke & Soffa Industries, Inc.	1,626	35,951
Lam Research Corp.	3,658	654,819
Lattice Semiconductor Corp. (A)	3,472	41,421
MACOM Technology Solutions Holdings, Inc. (A)	1,761	29,426
Marvell Technology Group, Ltd.	15,375	305,809
Maxim Integrated Products, Inc.	6,526	346,987
MaxLinear, Inc. (A)	1,814	46,311
Microchip Technology, Inc. (B)	5,593	463,995
Micron Technology, Inc. (A)	26,744	1,105,330
MKS Instruments, Inc.	1,341	124,780
Monolithic Power Systems, Inc.	1,002	135,761
Nanometrics, Inc. (A)	721	22,264
NeoPhotonics Corp. (A)	1,632	10,265
NVE Corp.	135	13,215
NVIDIA Corp.	14,461	2,596,617
ON Semiconductor Corp. (A)	10,060	206,934
PDF Solutions, Inc. (A)	908	11,214
Photronics, Inc. (A)	1,903	17,983
Pixelworks, Inc. (A)	1,308	5,127
Power Integrations, Inc.	699	48,888
Qorvo, Inc. (A)	3,000	215,190
QUALCOMM, Inc.	28,758	1,640,069
Rambus, Inc. (A)	2,510	26,230
Rudolph Technologies, Inc. (A)	866	19,745
Semtech Corp. (A)	1,605	81,711
Sigma Designs, Inc. (A)	1,202	193
Silicon Laboratories, Inc. (A)	1,074	86,844
Skyworks Solutions, Inc.	4,160	343,117
SMART Global Holdings, Inc. (A)	559	10,733
SunPower Corp. (A)(B)	3,841	25,005
Synaptics, Inc. (A)	919	36,530
Teradyne, Inc.	4,302	171,392
Texas Instruments, Inc.	22,638	2,401,213

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Transwitch Corp. (A)	1,436	$0
Ultra Clean Holdings, Inc. (A)	903	9,346
Universal Display Corp. (B)	1,118	170,886
Veeco Instruments, Inc. (A)	1,342	14,547
Versum Materials, Inc.	2,776	139,661
Xilinx, Inc.	5,953	754,781
Xperi Corp.	1,377	32,222

		25,256,123
Software – 6.9%
2U, Inc. (A)	1,317	93,309
8x8, Inc. (A)	2,084	42,097
A10 Networks, Inc. (A)	1,971	13,974
ACI Worldwide, Inc. (A)	2,906	95,520
Adobe, Inc. (A)	11,619	3,096,347
Agilysys, Inc. (A)	672	14,226
Alarm.com Holdings, Inc. (A)	1,271	82,488
Altair Engineering, Inc., Class A (A)	1,543	56,798
Alteryx, Inc., Class A (A)	1,607	134,779
Amber Road, Inc. (A)	917	7,950
American Software, Inc., Class A	832	9,942
Anaplan, Inc. (A)	2,191	86,238
ANSYS, Inc. (A)	2,007	366,699
Appfolio, Inc., Class A (A)	918	72,889
Appian Corp. (A)(B)	1,645	56,637
Aspen Technology, Inc. (A)	1,714	178,702
Asure Software, Inc. (A)	96	587
Autodesk, Inc. (A)	5,256	818,990
Avalara, Inc. (A)	1,025	57,185
Avaya Holdings Corp. (A)	765	12,875
Benefitfocus, Inc. (A)	869	43,033
Blackbaud, Inc.	1,239	98,785
Blackline, Inc. (A)	1,264	58,548
Bottomline Technologies DE, Inc. (A)	1,113	55,750
Box, Inc., Class A (A)	3,262	62,989
Cadence Design Systems, Inc. (A)	6,826	433,519
Carbon Black, Inc. (A)	946	13,197
CDK Global, Inc.	3,154	185,518
Ceridian HCM Holding, Inc. (A)	2,400	123,120
ChannelAdvisor Corp. (A)	737	8,977
Cision, Ltd. (A)	858	11,815
Citrix Systems, Inc.	3,269	325,789
Cloudera, Inc. (A)	5,998	65,618
CommVault Systems, Inc. (A)	1,132	73,286
Cornerstone OnDemand, Inc. (A)	1,383	75,761
Coupa Software, Inc. (A)	1,451	132,012
Digimarc Corp. (A)	311	9,759
DocuSign, Inc. (A)	2,973	154,120
Domo, Inc., Class B (A)	430	17,342
Dropbox, Inc., Class A (A)	8,802	191,884
Ebix, Inc.	768	37,916
Ellie Mae, Inc. (A)	851	83,985
Envestnet, Inc. (A)	1,055	68,986
Everbridge, Inc. (A)	772	57,908
Fair Isaac Corp. (A)	742	201,549
FireEye, Inc. (A)	4,436	74,480
Five9, Inc. (A)	1,506	79,562
ForeScout Technologies, Inc. (A)	953	39,940
Fortinet, Inc. (A)	4,136	347,300
Guidewire Software, Inc. (A)	1,849	179,649
HubSpot, Inc. (A)	927	154,077
Instructure, Inc. (A)	801	37,743
Intuit, Inc.	6,193	1,618,912
j2 Global, Inc.	1,219	105,565
LivePerson, Inc. (A)	1,615	46,867
LogMeIn, Inc.	1,311	105,011

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Manhattan Associates, Inc. (A)	1,735	$95,616
Microsoft Corp.	181,947	21,458,829
MicroStrategy, Inc., Class A (A)	260	37,505
Mitek Systems, Inc. (A)	911	11,151
MobileIron, Inc. (A)	2,654	14,517
Model N, Inc. (A)	815	14,295
Monotype Imaging Holdings, Inc.	1,161	23,092
New Relic, Inc. (A)	1,357	133,936
Nuance Communications, Inc. (A)	7,447	126,078
Nutanix, Inc., Class A (A)	3,931	148,356
OneSpan, Inc. (A)	1,137	21,853
Oracle Corp.	89,783	4,822,245
Palo Alto Networks, Inc. (A)	2,246	545,508
Paycom Software, Inc. (A)	1,457	275,562
Paylocity Holding Corp. (A)	1,265	112,825
Pegasystems, Inc.	1,955	127,075
Pivotal Software, Inc., Class A (A)	5,252	109,504
Pluralsight, Inc., Class A (A)	2,640	83,794
Progress Software Corp.	1,167	51,780
Proofpoint, Inc. (A)	1,128	136,973
PROS Holdings, Inc. (A)	881	37,213
PTC, Inc. (A)	2,849	262,621
Q2 Holdings, Inc. (A)	1,129	78,195
Qualys, Inc. (A)	930	76,948
Rapid7, Inc. (A)	1,214	61,441
RealNetworks, Inc. (A)	1,582	4,920
RealPage, Inc. (A)	2,087	126,660
Red Hat, Inc. (A)	4,214	769,898
RingCentral, Inc., Class A (A)	1,588	171,186
SailPoint Technologies Holding, Inc. (A)	2,157	61,949
salesforce.com, Inc. (A)	18,221	2,885,660
SecureWorks Corp., Class A (A)	2,218	40,811
ServiceNow, Inc. (A)	4,328	1,066,809
ShotSpotter, Inc. (A)	46	1,776
Smartsheet, Inc., Class A (A)	1,951	79,581
SolarWinds Corp. (A)(B)	5,660	110,483
Splunk, Inc. (A)	3,503	436,474
SPS Commerce, Inc. (A)	476	50,485
SS&C Technologies Holdings, Inc.	5,252	334,500
SVMK, Inc. (A)	2,239	40,772
Symantec Corp.	15,265	350,942
Synchronoss Technologies, Inc. (A)	1,289	7,837
Synopsys, Inc. (A)	3,622	417,073
Tableau Software, Inc., Class A (A)	2,045	260,288
Telaria, Inc. (A)	1,619	10,264
Telenav, Inc. (A)	1,283	7,788
Tenable Holdings, Inc. (A)	1,521	48,155
Teradata Corp. (A)	2,796	122,045
The Rubicon Project, Inc. (A)	2,172	13,206
The Trade Desk, Inc., Class A (A)	1,057	209,233
The Ultimate Software Group, Inc. (A)	747	246,607
THQ, Inc. (A)(C)	234	0
TiVo Corp.	2,831	26,385
Tyler Technologies, Inc. (A)	941	192,340
Upland Software, Inc. (A)	562	23,806
Varonis Systems, Inc. (A)	754	44,961
Verint Systems, Inc. (A)	1,548	92,663
Veritone, Inc. (A)	414	2,153
VirnetX Holding Corp. (A)(B)	1,593	10,084
VMware, Inc., Class A	9,714	1,753,474
Workday, Inc., Class A (A)	5,200	1,002,820
Workiva, Inc. (A)	1,159	58,761
Yext, Inc. (A)	2,503	54,716
Zendesk, Inc. (A)	2,543	216,155
Zix Corp. (A)	1,522	10,471

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	2,045	$145,052
Zuora, Inc., Class A (A)	1,627	32,589

		51,087,248
Technology hardware, storage and peripherals – 3.4%
3D Systems Corp. (A)	3,112	33,485
Apple, Inc.	112,366	21,343,922
Avid Technology, Inc. (A)	369	2,749
Cray, Inc. (A)	1,129	29,410
Dell Technologies, Inc., Class C (A)	18,468	1,083,887
Diebold Nixdorf, Inc. (A)	2,085	23,081
Eastman Kodak Company (A)(B)	1,268	3,753
Electronics For Imaging, Inc. (A)	1,039	27,949
Hewlett Packard Enterprise Company	35,200	543,136
HP, Inc.	37,471	728,062
Immersion Corp. (A)	912	7,688
Intevac, Inc. (A)	912	5,591
NCR Corp. (A)	2,831	77,258
NetApp, Inc.	5,995	415,693
Pure Storage, Inc., Class A (A)	5,303	115,552
Quantum Corp. (A)	1,321	3,144
Super Micro Computer, Inc. (A)	1,340	28,311
USA Technologies, Inc. (A)	1,403	5,822
Western Digital Corp.	6,859	329,644
Xerox Corp.	5,570	178,129

		24,986,266

		149,842,402
Materials – 2.5%
Chemicals – 1.5%
A. Schulman, Inc. (A)(C)	827	358
Advanced Emissions Solutions, Inc.	679	7,849
AdvanSix, Inc. (A)	822	23,485
Air Products & Chemicals, Inc.	5,048	963,966
Albemarle Corp.	2,545	208,639
American Vanguard Corp.	823	14,172
Amyris, Inc. (A)(B)	1,494	3,122
Ashland Global Holdings, Inc.	1,489	116,336
Axalta Coating Systems, Ltd. (A)	5,674	143,042
Balchem Corp.	789	73,219
Cabot Corp.	1,452	60,447
Celanese Corp.	3,149	310,523
CF Industries Holdings, Inc.	5,494	224,595
Chase Corp.	194	17,953
Core Molding Technologies, Inc.	342	2,524
CVR Nitrogen LP (A)(C)	1,086	195
DowDuPont, Inc.	54,354	2,897,612
Eastman Chemical Company	3,278	248,735
Ecolab, Inc.	6,668	1,177,169
Ferro Corp. (A)	2,289	43,331
Flotek Industries, Inc. (A)	1,632	5,288
FMC Corp.	3,217	247,130
FutureFuel Corp.	1,208	16,187
GCP Applied Technologies, Inc. (A)	1,735	51,356
Hawkins, Inc.	308	11,344
HB Fuller Company	1,233	59,973
Huntsman Corp.	5,719	128,620
Ingevity Corp. (A)	1,041	109,940
Innophos Holdings, Inc.	539	16,245
Innospec, Inc.	558	46,509
International Flavors & Fragrances, Inc.	1,945	250,497
Intrepid Potash, Inc. (A)	3,517	13,329
Koppers Holdings, Inc. (A)	574	14,913
Kraton Corp. (A)	856	27,546
Kronos Worldwide, Inc.	2,872	40,265
Livent Corp. (A)	5,081	62,395

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
LSB Industries, Inc. (A)	1,028	$6,415
Minerals Technologies, Inc.	854	50,207
NewMarket Corp.	255	110,558
Olin Corp.	4,080	94,411
OMNOVA Solutions, Inc. (A)	1,269	8,908
PolyOne Corp.	2,059	60,349
PPG Industries, Inc.	5,629	635,345
PQ Group Holdings, Inc. (A)	3,575	54,233
Quaker Chemical Corp.	313	62,703
Rayonier Advanced Materials, Inc.	1,194	16,191
RPM International, Inc.	3,201	185,786
Sensient Technologies Corp.	1,100	74,569
Stepan Company	518	45,335
The Chemours Company	4,236	157,410
The Mosaic Company	8,927	243,796
The Scotts Miracle-Gro Company	1,314	103,254
The Sherwin-Williams Company	2,221	956,607
Trecora Resources (A)	757	6,881
Tredegar Corp.	935	15,091
Trinseo SA	1,082	49,015
Valhi, Inc.	8,461	19,545
Valvoline, Inc.	4,900	90,944
W.R. Grace & Company	1,558	121,586
Westlake Chemical Corp.	3,087	209,484
Westlake Chemical Partners LP	882	20,030

		11,037,462
Construction materials – 0.1%
Eagle Materials, Inc.	1,140	96,102
Forterra, Inc. (A)(B)	1,860	7,849
Martin Marietta Materials, Inc.	1,504	302,575
Summit Materials, Inc., Class A (A)	2,729	43,309
U.S. Concrete, Inc. (A)	434	17,976
United States Lime & Minerals, Inc.	156	12,031
Vulcan Materials Company	3,158	373,907

		853,749
Containers and packaging – 0.4%
AptarGroup, Inc.	1,474	156,819
Avery Dennison Corp.	2,042	230,746
Ball Corp.	8,063	466,525
Bemis Company, Inc.	2,001	111,015
Berry Global Group, Inc. (A)	3,143	169,313
Crown Holdings, Inc. (A)	3,089	168,567
Graphic Packaging Holding Company	7,924	100,080
Greif, Inc., Class A	1,170	48,263
International Paper Company	9,521	440,537
Myers Industries, Inc.	844	14,441
Owens-Illinois, Inc.	3,728	70,757
Packaging Corp. of America	2,229	221,518
Sealed Air Corp.	3,749	172,679
Silgan Holdings, Inc.	2,764	81,897
Sonoco Products Company	2,282	140,411
UFP Technologies, Inc. (A)	258	9,649
Westrock Company	6,019	230,829

		2,834,046
Metals and mining – 0.5%
AK Steel Holding Corp. (A)(B)	8,642	23,766
Alcoa Corp. (A)	4,551	128,156
Allegheny Technologies, Inc. (A)	3,204	81,926
Ampco-Pittsburgh Corp. (A)	449	1,482
Carpenter Technology Corp.	1,110	50,894
Century Aluminum Company (A)	2,372	21,063
Cleveland-Cliffs, Inc. (B)	6,947	69,401
Coeur Mining, Inc. (A)	5,000	20,400
Commercial Metals Company	2,807	47,944

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Compass Minerals International, Inc.	807	$43,877
Freeport-McMoRan, Inc.	34,525	445,027
Haynes International, Inc.	347	11,392
Hecla Mining Company	9,094	20,916
Kaiser Aluminum Corp.	390	40,845
Materion Corp.	542	30,927
Newmont Mining Corp.	12,743	455,817
Nucor Corp.	7,350	428,873
Olympic Steel, Inc.	377	5,983
Pan American Silver Corp.	1,395	18,484
Ramaco Resources, Inc. (A)	1,284	7,447
Reliance Steel & Aluminum Company	1,611	145,409
Royal Gold, Inc.	1,614	146,761
Ryerson Holding Corp. (A)	1,026	8,783
Schnitzer Steel Industries, Inc., Class A	739	17,736
Southern Copper Corp.	18,295	725,946
Steel Dynamics, Inc.	5,426	191,375
SunCoke Energy Partners LP	1,313	16,347
SunCoke Energy, Inc. (A)	1,814	15,401
TimkenSteel Corp. (A)	1,209	13,130
United States Steel Corp.	4,267	83,164
Universal Stainless & Alloy Products, Inc. (A)	44	729
Warrior Met Coal, Inc.	1,459	44,354
Worthington Industries, Inc.	1,542	57,547

		3,421,302
Paper and forest products – 0.0%
Boise Cascade Company	875	23,415
Clearwater Paper Corp. (A)	458	8,922
Louisiana-Pacific Corp.	3,357	81,844
Neenah, Inc.	462	29,734
PH Glatfelter Company	1,214	17,142
Schweitzer-Mauduit International, Inc.	846	32,757
Verso Corp., Class A (A)	923	19,771

		213,585

		18,360,144
Real estate – 3.9%
Equity real estate investment trusts – 3.7%
Acadia Realty Trust	1,987	54,185
Agree Realty Corp.	771	53,461
Alexander & Baldwin, Inc. (A)	1,921	48,870
Alexander’s, Inc.	128	48,150
Alexandria Real Estate Equities, Inc.	2,535	361,390
American Assets Trust, Inc.	1,312	60,168
American Campus Communities, Inc.	3,361	159,916
American Homes 4 Rent, Class A	7,262	164,993
American Tower Corp.	10,514	2,071,889
Americold Realty Trust	435	13,272
Apartment Investment & Management Company, A Shares	3,788	190,499
Apple Hospitality REIT, Inc.	5,697	92,861
Armada Hoffler Properties, Inc.	1,229	19,160
Ashford Hospitality Trust, Inc.	2,875	13,656
AvalonBay Communities, Inc.	3,175	637,318
Bluerock Residential Growth REIT, Inc.	692	7,460
Boston Properties, Inc.	3,609	483,173
Braemar Hotels & Resorts, Inc.	978	11,941
Brandywine Realty Trust	4,317	68,468
Brixmor Property Group, Inc.	7,444	136,746
BRT Apartments Corp.	103	1,430
Camden Property Trust	2,274	230,811
CareTrust REIT, Inc.	2,093	49,102
CatchMark Timber Trust, Inc., Class A	1,240	12,177
CBL & Associates Properties, Inc.	4,721	7,318

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Cedar Realty Trust, Inc.	2,623	$8,918
Chatham Lodging Trust	1,057	20,337
Chesapeake Lodging Trust	1,636	45,497
CIM Commercial Trust Corp.	1,011	18,491
Clipper Realty, Inc.	674	9,025
Colony Capital, Inc.	13,622	72,469
Columbia Property Trust, Inc.	3,009	67,733
Community Healthcare Trust, Inc.	472	16,940
CoreCivic, Inc.	2,856	55,549
CorEnergy Infrastructure Trust, Inc.	318	11,687
CoreSite Realty Corp.	848	90,753
Corporate Office Properties Trust	2,431	66,366
Cousins Properties, Inc.	10,618	102,570
Crown Castle International Corp.	9,901	1,267,328
CubeSmart	4,630	148,345
CyrusOne, Inc.	2,369	124,230
DiamondRock Hospitality Company	5,391	58,385
Digital Realty Trust, Inc.	4,967	591,073
Douglas Emmett, Inc.	4,246	171,623
Duke Realty Corp.	8,838	270,266
Easterly Government Properties, Inc.	1,051	18,929
EastGroup Properties, Inc.	845	94,336
Empire State Realty Trust, Inc., Class A	4,008	63,326
EPR Properties	1,892	145,495
Equinix, Inc.	1,933	875,958
Equity Commonwealth	2,866	93,690
Equity LifeStyle Properties, Inc.	2,189	250,203
Equity Residential	8,657	652,045
Essex Property Trust, Inc.	1,576	455,842
Extra Space Storage, Inc.	3,065	312,354
Farmland Partners, Inc.	930	5,952
Federal Realty Investment Trust	1,787	246,338
First Industrial Realty Trust, Inc.	3,029	107,105
Four Corners Property Trust, Inc.	1,372	40,611
Franklin Street Properties Corp.	2,261	16,257
Front Yard Residential Corp.	1,524	14,127
Gaming and Leisure Properties, Inc.	5,410	208,664
Getty Realty Corp.	1,063	34,048
Gladstone Commercial Corp.	793	16,471
Gladstone Land Corp.	554	7,008
Global Medical REIT, Inc.	854	8,386
Global Net Lease, Inc.	1,726	32,621
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,459	37,409
HCP, Inc.	11,238	351,749
Healthcare Realty Trust, Inc.	3,141	100,858
Healthcare Trust of America, Inc., Class A	5,200	148,668
Hersha Hospitality Trust	1,116	19,128
Highwoods Properties, Inc.	2,513	117,558
Hospitality Properties Trust	4,001	105,266
Host Hotels & Resorts, Inc.	17,792	336,269
Hudson Pacific Properties, Inc.	4,020	138,368
Independence Realty Trust, Inc.	2,197	23,706
Industrial Logistics Properties Trust	1,112	22,429
InfraREIT, Inc.	1,243	26,066
Investors Real Estate Trust	349	20,909
Invitation Homes, Inc.	12,886	313,516
Iron Mountain, Inc.	6,796	240,986
iStar, Inc.	1,236	10,407
JBG SMITH Properties	2,987	123,512
Jernigan Capital, Inc.	373	7,848
Kilroy Realty Corp.	2,467	187,393
Kimco Realty Corp.	10,721	198,339
Kite Realty Group Trust	2,345	37,497

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Lamar Advertising Company, Class A	2,477	$196,327
Lexington Realty Trust	5,762	52,204
Liberty Property Trust	3,654	176,927
Life Storage, Inc.	1,172	114,000
LTC Properties, Inc.	1,078	49,372
Mack-Cali Realty Corp.	2,128	47,242
MedEquities Realty Trust, Inc.	797	8,871
Medical Properties Trust, Inc.	9,369	173,420
MGM Growth Properties LLC, Class A	1,791	57,760
Mid-America Apartment Communities, Inc.	2,759	301,641
Monmouth Real Estate Investment Corp.	2,045	26,953
National Health Investors, Inc.	1,008	79,178
National Retail Properties, Inc.	3,888	215,356
National Storage Affiliates Trust	1,224	34,896
New Senior Investment Group, Inc.	2,354	12,829
New York REIT Liquidating LLC (A)(C)	457	8,344
NexPoint Residential Trust, Inc.	612	23,464
NorthStar Realty Europe Corp.	1,568	27,220
Office Properties Income Trust	1,248	34,495
Omega Healthcare Investors, Inc.	5,077	193,688
One Liberty Properties, Inc.	540	15,660
Outfront Media, Inc.	3,460	80,964
Paramount Group, Inc.	6,103	86,602
Park Hotels & Resorts, Inc.	5,302	164,786
Pebblebrook Hotel Trust	3,537	109,859
Pennsylvania Real Estate Investment Trust	1,986	12,492
Physicians Realty Trust	4,378	82,350
Piedmont Office Realty Trust, Inc., Class A	3,620	75,477
PotlatchDeltic Corp.	1,692	63,941
Preferred Apartment Communities, Inc., Class A	891	13,205
Prologis, Inc.	15,020	1,080,689
PS Business Parks, Inc.	674	105,703
Public Storage	4,096	892,027
QTS Realty Trust, Inc., Class A	1,322	59,477
Rayonier, Inc.	3,293	103,795
Realty Income Corp.	7,016	516,097
Regency Centers Corp.	4,287	289,330
Retail Opportunity Investments Corp.	2,606	45,188
Retail Properties of America, Inc., Class A	5,774	70,385
Retail Value, Inc.	474	14,775
Rexford Industrial Realty, Inc.	1,943	69,579
RLJ Lodging Trust	4,400	77,308
RPT Realty	2,198	26,398
Ryman Hospitality Properties, Inc.	1,293	106,336
Sabra Health Care REIT, Inc.	4,490	87,420
Safehold, Inc.	490	10,687
Saul Centers, Inc.	635	32,620
SBA Communications Corp. (A)	2,733	545,671
Senior Housing Properties Trust	6,130	72,211
Seritage Growth Properties, Class A	961	42,707
Simon Property Group, Inc.	7,350	1,339,244
SITE Centers Corp.	4,620	62,924
SL Green Realty Corp.	2,084	187,393
Spirit MTA REIT	1,158	7,515
Spirit Realty Capital, Inc.	2,317	92,054
STAG Industrial, Inc.	2,541	75,341
STORE Capital Corp.	4,881	163,514
Summit Hotel Properties, Inc.	2,834	32,336
Sun Communities, Inc.	2,000	237,040
Sunstone Hotel Investors, Inc.	5,628	81,043

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Tanger Factory Outlet Centers, Inc.	2,303	$48,317
Taubman Centers, Inc.	1,568	82,916
Terreno Realty Corp.	1,416	59,529
The Macerich Company	3,496	151,552
Tier REIT, Inc.	1,353	38,777
UDR, Inc.	6,502	295,581
UMH Properties, Inc.	958	13,489
Uniti Group, Inc.	4,409	49,337
Universal Health Realty Income Trust	377	28,543
Urban Edge Properties	2,827	53,713
Urstadt Biddle Properties, Inc., Class A	1,239	25,573
Ventas, Inc.	8,496	542,130
VEREIT, Inc.	24,670	206,488
VICI Properties, Inc.	4,828	105,637
Vornado Realty Trust	4,533	305,706
Washington Prime Group, Inc.	5,126	28,962
Washington Real Estate Investment Trust	2,124	60,279
Weingarten Realty Investors	3,295	96,774
Welltower, Inc.	8,969	695,994
Weyerhaeuser Company	18,040	475,174
Whitestone REIT	991	11,912
Winthrop Realty Trust (A)(C)	1,052	1,273
WP Carey, Inc.	2,710	212,274
Xenia Hotels & Resorts, Inc.	2,922	64,021

		27,203,927
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	8,134	402,226
Consolidated-Tomoka Land Company	170	10,039
Five Point Holdings LLC, Class A (A)	3,940	28,407
Forestar Group, Inc. (A)	1,153	19,935
FRP Holdings, Inc. (A)	280	13,320
HFF, Inc., Class A	1,055	50,376
Jones Lang LaSalle, Inc.	1,086	167,439
Kennedy-Wilson Holdings, Inc.	4,047	86,565
Landmark Infrastructure Partners LP	598	10,142
Marcus & Millichap, Inc. (A)	1,054	42,929
Maui Land & Pineapple Company, Inc. (A)	514	5,875
Newmark Group, Inc., Class A	4,365	36,404
Rafael Holdings, Inc., Class B (A)	333	4,212
RE/MAX Holdings, Inc., Class A	477	18,384
Redfin Corp. (A)(B)	2,050	41,554
Tejon Ranch Company (A)	613	10,789
The Howard Hughes Corp. (A)	1,074	118,140
The RMR Group, Inc., Class A	720	43,906
The St. Joe Company (A)	1,562	25,757

		1,136,399

		28,340,326
Utilities – 3.0%
Electric utilities – 1.7%
ALLETE, Inc.	1,285	105,666
Alliant Energy Corp.	5,696	268,452
American Electric Power Company, Inc.	11,685	978,619
Avangrid, Inc.	7,447	374,956
Duke Energy Corp.	16,630	1,496,700
Edison International	7,749	479,818
El Paso Electric Company	968	56,938
Entergy Corp.	4,427	423,354
Evergy, Inc.	6,458	374,887
Eversource Energy	7,524	533,828
Exelon Corp.	23,072	1,156,599
FirstEnergy Corp.	11,386	473,771
Genie Energy, Ltd., B Shares	1,221	10,379
Hawaiian Electric Industries, Inc.	2,774	113,096

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
IDACORP, Inc.	1,215	$120,941
MGE Energy, Inc.	844	57,367
NextEra Energy, Inc.	11,219	2,168,857
OGE Energy Corp.	4,993	215,298
Otter Tail Corp.	958	47,728
PG&E Corp. (A)	12,417	221,023
Pinnacle West Capital Corp.	2,683	256,441
PNM Resources, Inc.	1,950	92,313
Portland General Electric Company	2,282	118,299
PPL Corp.	17,111	543,103
Spark Energy, Inc., Class A	934	8,322
The Southern Company	24,715	1,277,271
Xcel Energy, Inc.	12,058	677,780

		12,651,806
Gas utilities – 0.2%
AmeriGas Partners LP	2,238	69,087
Atmos Energy Corp.	2,305	237,254
Chesapeake Utilities Corp.	443	40,406
Ferrellgas Partners LP	2,897	3,795
National Fuel Gas Company	2,083	126,980
New Jersey Resources Corp.	2,183	108,692
Northwest Natural Holding Company	771	50,601
ONE Gas, Inc.	1,282	114,136
RGC Resources, Inc.	260	6,893
South Jersey Industries, Inc.	1,918	61,510
Southwest Gas Holdings, Inc.	1,196	98,383
Spire, Inc.	1,183	97,349
Star Group LP	997	9,571
Suburban Propane Partners LP	1,457	32,651
UGI Corp.	4,228	234,316

		1,291,624
Independent power and renewable electricity producers – 0.1%
AES Corp.	16,348	295,572
Atlantic Power Corp. (A)	3,721	9,377
NextEra Energy Partners LP (B)	1,308	61,005
NRG Energy, Inc.	7,075	300,546
Ormat Technologies, Inc.	1,272	70,151
TerraForm Power, Inc., Class A	3,859	53,023
Vistra Energy Corp.	12,100	314,963

		1,104,637
Multi-utilities – 0.9%
Ameren Corp.	5,948	437,475
Avista Corp.	1,598	64,911
Black Hills Corp.	1,338	99,106
CenterPoint Energy, Inc.	10,638	326,587
CMS Energy Corp.	6,885	382,393
Consolidated Edison, Inc.	6,455	547,449
Dominion Energy, Inc.	18,538	1,421,123
DTE Energy Company	4,343	541,746
MDU Resources Group, Inc.	4,826	124,656
NiSource, Inc.	8,259	236,703
NorthWestern Corp.	1,169	82,309
Public Service Enterprise Group, Inc.	12,114	719,693
Sempra Energy	6,305	793,547
Unitil Corp.	380	20,585
WEC Energy Group, Inc.	7,651	605,041

		6,403,324
Water utilities – 0.1%
American States Water Company	858	61,175
American Water Works Company, Inc.	3,953	412,140
Aqua America, Inc.	4,212	153,485
AquaVenture Holdings, Ltd. (A)	770	14,900
Artesian Resources Corp., Class A	244	9,094

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Cadiz, Inc. (A)	630	$6,098
California Water Service Group	1,119	60,739
Connecticut Water Service, Inc.	314	21,556
Global Water Resources, Inc.	799	7,838
Middlesex Water Company	449	25,140
Pure Cycle Corp. (A)	995	9,811
SJW Group	551	34,019
The York Water Company	354	12,149

		828,144

		22,279,535

TOTAL COMMON STOCKS (Cost $380,063,748)		$725,917,539

PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Media – 0.0%
GCI Liberty, Inc., 7.000%	198	4,857
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	630	13,627

TOTAL PREFERRED SECURITIES (Cost $14,563)		$18,484

RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(C)(D)	7,232	1,864

TOTAL RIGHTS (Cost $6,508)		$1,864

WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	1
Basic Energy Services, Inc. (Expiration Date: 12-22-23; Strike Price: $55.25) (A)	55	1
Bonanza Creek Energy, Inc. (Expiration Date: 4-28-20; Strike Price: $71.23) (A)	46	1
C&J Energy Services, Inc. (Expiration Date: 1-6-24; Strike Price: $27.95) (A)	29	29
Genco Shipping & Trading, Ltd. (Expiration Date: 7-9-21; Strike Price: $20.99) (A)	92	26
Hycroft Mining Corp. (Expiration Date: 10-12-22) (A)(D)	196	8
Key Energy Services, Inc. (Expiration Date: 12-15-20) (A)(D)	20	3
Key Energy Services, Inc. (Expiration Date: 12-15-21) (A)(D)	20	7
SilverBow Resources, Inc. (Expiration Date: 4-22-20; Strike Price: $86.18) (A)	50	10
Talos Energy, Inc. (Expiration Date: 2-28-21; Strike Price: $42.04) (A)	80	303

Total Stock Market Index Trust (continued)

	Shares or Principal Amount	Value
WARRANTS (continued)
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	$238
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	245
Vanguard Natural Resources, Inc. (Expiration Date: 2-21-21) (A)(D)	3	3

TOTAL WARRANTS (Cost $60,737)		$875

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust, 2.6031% (E)(F)	670,910	6,713,666

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,713,790)		$6,713,666

SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note 2.410%, 04/04/2019*	$12,000,000	11,997,580
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 3-29-19 at 1.300% to be repurchased at $445,048 on 4-1-19, collateralized by $465,000 U.S. Treasury Notes, 1.125% due 9-30-21 (valued at $455,598, including interest)	445,000	445,000

TOTAL SHORT-TERM INVESTMENTS (Cost $12,442,590)		$12,442,580

Total Investments (Total Stock Market Index Trust) (Cost $399,301,936) – 100.9%		$745,095,008
Other assets and liabilities, net – (0.9%)		(6,565,310)

TOTAL NET ASSETS – 100.0%		$738,529,698

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $6,542,615.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-19.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	20	Long	Jun 2019	$1,528,010	$1,543,800	$15,790
S&P 500 Index Futures	13	Long	Jun 2019	8,982,541	9,222,849	240,308
S&P Mid 400 Index E-Mini Futures	14	Long	Jun 2019	2,618,966	2,661,400	42,434

						$298,532

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 16.0%
U.S. Government – 13.5%
U.S. Treasury Notes
1.500%, 05/31/2019 to 10/31/2019	$20,000,000	$19,908,229
1.625%, 04/30/2019	13,000,000	12,991,356

		32,899,585
U.S. Government Agency – 2.5%
Federal Home Loan Mortgage Corp.
2.237%, (12 month LIBOR + 1.642%), 09/01/2043 (A)	1,211,438	1,224,993
4.015%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	81,518	82,905
4.197%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	89,042	92,169
4.212%, (1 Year CMT + 2.231%), 05/01/2034 (A)	175,519	182,285
4.233%, (1 Year CMT + 2.165%), 11/01/2036 (A)	194,412	202,175
4.289%, (12 month LIBOR + 1.619%), 05/01/2037 (A)	142,741	148,551
4.315%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	24,817	25,547
4.364%, (12 month LIBOR + 1.649%), 02/01/2036 (A)	132,679	138,341
4.545%, (1 Year CMT + 2.295%), 08/01/2035 (A)	182,892	189,509
4.576%, (1 Year CMT + 2.104%), 12/01/2035 (A)	198,331	208,395
Federal National Mortgage Association
4.133%, (6 month LIBOR + 1.486%), 10/01/2035 (A)	283,087	290,834
4.150%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	107,515	111,118
4.261%, (12 month LIBOR + 1.435%), 04/01/2035 (A)	688,224	712,890
4.283%, (12 month LIBOR + 1.581%), 07/01/2035 (A)	380,559	395,836
4.357%, (6 month LIBOR + 1.529%), 02/01/2035 (A)	175,969	181,023
4.476%, (1 Year CMT + 2.268%), 07/01/2035 (A)	204,832	212,760
4.605%, (1 Year CMT + 2.178%), 01/01/2036 (A)	214,043	225,413
4.642%, (1 Year CMT + 2.206%), 01/01/2036 (A)	111,181	117,087
4.688%, (1 Year CMT + 2.186%), 05/01/2036 (A)	431,638	454,567
4.770%, (1 Year CMT + 2.333%), 05/01/2034 (A)	128,637	135,470
4.847%, (1 Year CMT + 2.194%), 02/01/2035 (A)	386,244	402,125
Government National Mortgage Association
3.750%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	455,342	466,646

		6,200,639

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $39,152,775)		$39,100,224

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS – 51.9%
Communication services – 4.6%
CBS Corp. 3.375%, 03/01/2022	$3,000,000	$3,024,033
Charter Communications Operating LLC 3.579%, 07/23/2020	2,000,000	2,014,740
NBCUniversal Media LLC 5.150%, 04/30/2020	3,000,000	3,075,566
Verizon Communications, Inc. 4.600%, 04/01/2021	3,000,000	3,113,739

		11,228,078
Consumer discretionary – 5.3%
BMW US Capital LLC 3.100%, 04/12/2021 (B)	3,000,000	3,019,056
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	1,990,127
Ford Motor Credit Company LLC 2.021%, 05/03/2019	3,000,000	2,997,263
General Motors Financial Company, Inc. 3.500%, 07/10/2019	2,000,000	2,003,688
Nissan Motor Acceptance Corp. 2.550%, 03/08/2021 (B)	3,000,000	2,952,636

		12,962,770
Consumer staples – 2.0%
Altria Group, Inc. 2.625%, 01/14/2020	3,000,000	2,993,206
Kraft Heinz Foods Company 2.800%, 07/02/2020	2,000,000	1,997,004

		4,990,210
Energy – 2.2%
Colonial Pipeline Company 3.500%, 10/15/2020 (B)	1,000,000	1,008,046
Kinder Morgan, Inc. 6.500%, 09/15/2020	1,190,000	1,250,422
Schlumberger Holdings Corp. 3.000%, 12/21/2020 (B)	3,000,000	3,012,277

		5,270,745
Financials – 21.7%
American Express Credit Corp. 2.375%, 05/26/2020	2,000,000	1,993,501
Ameriprise Financial, Inc. 5.300%, 03/15/2020	3,000,000	3,070,554
Bank of America Corp. 5.625%, 07/01/2020	2,000,000	2,070,522
BB&T Corp. 2.450%, 01/15/2020	2,000,000	1,995,983
Citibank NA (3 month LIBOR + 0.350%) 3.048%, 02/12/2021 (A)	610,000	610,207
Citigroup, Inc. (3 month LIBOR + 1.310%) 4.075%, 10/26/2020 (A)	695,000	704,376
Citizens Bank NA 2.250%, 03/02/2020	3,000,000	2,985,884
Cooperatieve Rabobank UA 3.125%, 04/26/2021	3,000,000	3,013,966
Discover Bank 3.100%, 06/04/2020	2,000,000	2,004,629
FS KKR Capital Corp. 4.000%, 07/15/2019	160,000	160,267
HSBC USA, Inc. 2.250%, 06/23/2019	2,500,000	2,497,033

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3 month LIBOR + 1.100%) 3.707%, 06/07/2021 (A)	$822,000	$832,895
JPMorgan Chase Bank NA (3 month LIBOR + 0.290%) 3.026%, 02/01/2021 (A)	750,000	750,317
Lincoln National Corp. 6.250%, 02/15/2020	2,010,000	2,067,106
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	1,988,281
MassMutual Global Funding II 2.000%, 04/15/2021 (B)	2,000,000	1,973,455
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 1.880%) 4.506%, 03/01/2021 (A)	2,246,000	2,300,255
Morgan Stanley 5.625%, 09/23/2019	2,057,000	2,083,609
MUFG Union Bank NA 2.250%, 05/06/2019	1,250,000	1,249,000
National Rural Utilities Cooperative Finance Corp. 2.900%, 03/15/2021	2,000,000	2,010,565
Santander Holdings USA, Inc. 4.450%, 12/03/2021	3,000,000	3,089,332
Standard Chartered PLC 2.400%, 09/08/2019 (B)	1,645,000	1,640,427
Sumitomo Mitsui Trust Bank, Ltd. 1.950%, 09/19/2019 (B)	2,000,000	1,991,976
The Bank of New York Mellon Corp. 2.300%, 09/11/2019	2,000,000	1,996,996
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,145,567
UBS AG 2.375%, 08/14/2019	3,000,000	2,996,918
Wells Fargo & Company 2.500%, 03/04/2021	3,000,000	2,985,923

		53,209,544
Health care – 5.7%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	2,987,038
Amgen, Inc. 1.900%, 05/10/2019	3,000,000	2,998,242
Anthem, Inc. 2.500%, 11/21/2020	3,000,000	2,985,097
Baxalta, Inc. 2.875%, 06/23/2020	596,000	595,213
CVS Health Corp. (3 month LIBOR + 0.720%) 3.321%, 03/09/2021 (A)	3,000,000	3,006,834
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/2019	1,446,000	1,439,314

		14,011,738
Industrials – 3.6%
AerCap Ireland Capital DAC 4.250%, 07/01/2020	2,000,000	2,027,161
Caterpillar Financial Services Corp. 2.100%, 01/10/2020	2,000,000	1,991,396
General Electric Company 4.625%, 01/07/2021	2,000,000	2,053,620
Penske Truck Leasing Company LP 2.500%, 06/15/2019 (B)	2,615,000	2,611,438

		8,683,615

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 2.2%
IBM Corp. 1.800%, 05/17/2019	$3,000,000	$2,996,884
NetApp, Inc. 2.000%, 09/27/2019	345,000	343,554
VMware, Inc. 2.300%, 08/21/2020	2,000,000	1,981,712

		5,322,150
Materials – 1.9%
Georgia-Pacific LLC 5.400%, 11/01/2020 (B)	2,000,000	2,079,284
The Sherwin-Williams Company 7.250%, 06/15/2019	2,500,000	2,521,696

		4,600,980
Real estate – 1.9%
SBA Tower Trust 2.898%, 10/11/2044 (B)	2,640,000	2,636,946
Simon Property Group LP 4.375%, 03/01/2021	2,000,000	2,055,560

		4,692,506
Utilities – 0.8%
Emera US Finance LP 2.150%, 06/15/2019	2,000,000	1,996,074

TOTAL CORPORATE BONDS (Cost $127,013,431)		$126,968,410

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
U.S. Government Agency – 0.4%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 2.836%, 04/25/2042 (A)	1,077,196	1,072,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,079,552)		$1,072,994

ASSET BACKED SECURITIES – 22.8%
Ally Auto Receivables Trust
Series 2017-3, Class A3 1.740%, 09/15/2021	1,211,062	1,205,004
Series 2019-1, Class A2 2.850%, 03/15/2022	2,000,000	2,002,648
American Express Credit Account Master Trust Series 2017-6, Class A 2.040%, 05/15/2023	3,000,000	2,979,196
BA Credit Card Trust Series 2017-A1, Class A1 1.950%, 08/15/2022	3,000,000	2,981,591
BMW Vehicle Owner Trust
Series 2016-A, Class A3 1.160%, 11/25/2020	366,425	364,829
Series 2018-A, Class A3 2.350%, 04/25/2022	2,000,000	1,994,238
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8 2.050%, 08/15/2023	1,700,000	1,685,934
Series 2018-A1, Class A1 3.010%, 02/15/2024	1,500,000	1,515,100
CarMax Auto Owner Trust
Series 2016-1, Class A4 1.880%, 06/15/2021	2,140,000	2,125,272
Series 2016-2, Class A3 1.520%, 02/16/2021	634,044	631,544
Series 2017-3, Class A2A 1.640%, 09/15/2020	388,833	388,408

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CCG Receivables Trust Series 2017-1, Class A2 1.840%, 11/14/2023 (B)	$2,158,580	$2,147,297
Chase Issuance Trust Series 2012-A4, Class A4 1.580%, 08/15/2021	3,000,000	2,988,432
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.150%, 07/15/2021	3,000,000	2,995,800
Discover Card Execution Note Trust Series 2012-A6, Class A6 1.670%, 01/18/2022	3,000,000	2,991,605
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	313,000	315,450
Ford Credit Auto Owner Trust
Series 2015-1, Class A 2.120%, 07/15/2026 (B)	3,000,000	2,984,141
Series 2016-A, Class A4 1.600%, 06/15/2021	635,000	631,491
Series 2018-B, Class A3 3.240%, 04/15/2023	332,000	335,954
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.160%, 09/15/2022	700,000	694,536
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A3 2.320%, 07/18/2022	1,400,000	1,394,612
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.600%, 06/15/2021 (B)	3,000,000	2,995,310
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.950%, 08/22/2022	2,000,000	2,013,861
Huntington Auto Trust Series 2016-1, Class A4 1.930%, 04/15/2022	1,690,000	1,677,267
Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.560%, 09/15/2020	440,849	439,997
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4 1.460%, 12/15/2022	3,000,000	2,962,337
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4 1.500%, 09/15/2021	934,580	932,715
Series 2017-B, Class A3 1.750%, 10/15/2021	1,360,000	1,349,194
Series 2019-A, Class A2A 2.820%, 01/18/2022	2,000,000	2,002,904
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3 1.250%, 03/16/2020	168,675	168,495
Series 2019-A, Class A2A 2.830%, 10/15/2021	2,000,000	2,003,636
USAA Auto Owner Trust Series 2017-1, Class A4 1.880%, 09/15/2022	3,355,000	3,317,641
World Omni Auto Receivables Trust Series 2018-D, Class A3 3.330%, 04/15/2024	650,000	662,093

TOTAL ASSET BACKED SECURITIES (Cost $55,755,047)		$55,878,532

Ultra Short Term Bond Trust (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.7%
U.S. Government – 3.7%
U.S. Treasury Bill 2.402%, 04/11/2019*	$9,000,000	$8,994,030
U.S. Government Agency – 1.0%
Federal Home Loan Bank Discount Note 2.250%, 04/01/2019*	$2,560,000	2,560,000
Money market funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.3851% (C)	5,513	5,513

TOTAL SHORT-TERM INVESTMENTS (Cost $11,559,507)		$11,559,543

Total Investments (Ultra Short Term Bond Trust) (Cost $234,560,312) – 95.8%		$234,579,703
Other assets and liabilities, net – 4.2%		10,183,737

TOTAL NET ASSETS – 100.0%		$244,763,440

Security Abbreviations and Legend

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,357,866 or 13.6% of the fund’s net assets as of 3-31-19.

(C)	The rate shown is the annualized seven-day yield as of 3-31-19.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Utilities Trust

	Shares or Principal Amount	Value
COMMON STOCKS – 90.5%
Communication services – 16.0%
Diversified telecommunication services – 5.5%
Cellnex Telecom SA (A)(B)	124,763	$3,662,772
Hellenic Telecommunications Organization SA	184,842	2,475,396
Koninklijke KPN NV	647,142	2,054,268
Orange SA	165,529	2,698,628
Telesites SAB de CV (B)	958,000	618,916
TELUS Corp.	100,551	3,721,519

		15,231,499
Media – 5.8%
Altice USA, Inc., Class A	246,281	5,290,116
Charter Communications, Inc., Class A (B)	6,256	2,170,269
Comcast Corp., Class A	147,389	5,892,612
NOS SGPS SA	385,736	2,467,460

		15,820,457
Wireless telecommunication services – 4.7%
Advanced Info Service PCL, Foreign Quota Shares	238,000	1,382,154
KDDI Corp.	77,300	1,664,832
Millicom International Cellular SA	52,089	3,163,446
Millicom International Cellular SA	4,513	276,512
Mobile TeleSystems PJSC, ADR	175,136	1,324,028
Tele2 AB, B Shares	289,729	3,865,931

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Wireless telecommunication services (continued)
XL Axiata Tbk PT (B)	6,358,550	$1,207,096

		12,883,999

		43,935,955
Energy – 14.6%
Oil, gas and consumable fuels – 14.6%
Cheniere Energy, Inc. (B)	68,571	4,687,514
Enable Midstream Partners LP	55,735	798,125
Enbridge, Inc.	142,792	5,171,649
Energy Transfer LP	107,083	1,645,866
Enterprise Products Partners LP	220,099	6,404,881
EQM Midstream Partners LP (C)	78,342	3,617,050
Equitrans Midstream Corp.	74,807	1,629,296
Plains All American Pipeline LP	22,835	559,686
Plains GP Holdings LP, Class A (B)	65,243	1,625,856
The Williams Companies, Inc.	152,366	4,375,952
TransCanada Corp.	145,157	6,519,492
Western Midstream Partners LP	90,950	2,852,192

		39,887,559
Real estate – 1.9%
Equity real estate investment trusts – 1.9%
American Tower Corp.	26,593	5,240,417
Utilities – 58.0%
Electric utilities – 31.4%
American Electric Power Company, Inc.	92,723	7,765,551
Avangrid, Inc.	10,422	524,748
Duke Energy Corp.	37,557	3,380,130
Edison International	45,884	2,841,137
EDP - Energias de Portugal SA	173,527	682,725
Emera, Inc.	80,624	3,014,765
Enel Americas SA, ADR	78,111	697,531
Enel SpA	1,083,672	6,943,958
Entergy Corp.	75,905	7,258,795
Equatorial Energia SA	25,000	510,810
Evergy, Inc.	81,532	4,732,933
Eversource Energy	11,641	825,929
Exelon Corp.	277,706	13,921,395
FirstEnergy Corp.	201,178	8,371,017
Iberdrola SA	740,866	6,504,630
NextEra Energy, Inc.	54,027	10,444,500
Orsted A/S (A)	1,792	135,924
PPL Corp.	86,396	2,742,209
SSE PLC	306,834	4,747,278

		86,045,965
Gas utilities – 2.7%
AltaGas, Ltd. (C)	164,926	2,170,875
APA Group	165,017	1,171,391
China Resources Gas Group, Ltd.	824,000	3,890,068
Italgas SpA	21,079	130,249

		7,362,583
Independent power and renewable electricity producers – 12.4%
AES Corp.	183,398	3,315,836
Clearway Energy, Inc., Class A	62,927	914,959
EDP Renovaveis SA	1,381,921	13,203,538
NextEra Energy Partners LP (C)	69,176	3,226,369
NRG Energy, Inc.	140,142	5,953,232
NTPC, Ltd.	681,403	1,329,389
Vistra Energy Corp.	232,726	6,057,858

		34,001,181
Multi-utilities – 11.2%
Algonquin Power & Utilities Corp.	11,809	132,816
CenterPoint Energy, Inc.	200,053	6,141,627

Utilities Trust (continued)

	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	44,713	$3,427,699
NiSource, Inc.	98,871	2,833,643
Public Service Enterprise Group, Inc.	136,216	8,092,593
RWE AG	126,877	3,406,929
Sempra Energy	53,496	6,733,007

		30,768,314
Water utilities – 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	75,700	812,035

		158,990,078

TOTAL COMMON STOCKS (Cost $212,161,154)		$248,054,009

PREFERRED SECURITIES – 5.1%
Utilities – 5.1%
Electric utilities – 1.5%
American Electric Power Company, Inc., 6.125%	4,650	239,243
NextEra Energy, Inc., 6.123%	62,296	3,853,631

		4,092,874

Gas utilities – 0.5%
South Jersey Industries, Inc., 7.250%	25,020	1,290,532
Independent power and renewable electricity producers – 0.7%
Vistra Energy Corp., 7.000%	20,156	1,986,575
Multi-utilities – 2.4%
CenterPoint Energy, Inc., 7.000%	13,591	718,148
Dominion Energy, Inc., 6.750%	58,360	2,913,331
Sempra Energy, 6.000%	13,847	1,463,628
Sempra Energy, 6.750%	13,883	1,473,819

		6,568,926

		13,938,907

TOTAL PREFERRED SECURITIES (Cost $12,746,271)		$13,938,907

SECURITIES LENDING COLLATERAL – 2.4%
John Hancock Collateral Trust, 2.6031% (D)(E)	659,249	6,596,972

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,597,214)		$6,596,972

SHORT-TERM INVESTMENTS – 3.4%
Money market funds – 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.3489% (D)	9,359,980	9,359,980

TOTAL SHORT-TERM INVESTMENTS (Cost $9,359,980)		$9,359,980

Total Investments (Utilities Trust) (Cost $240,864,619) – 101.4%		$277,949,868
Other assets and liabilities, net – (1.4%)		(3,866,207)

TOTAL NET ASSETS – 100.0%		$274,083,661

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-19. The value of securities on loan amounted to $6,401,204.
(D)	The rate shown is the annualized seven-day yield as of 3-31-19.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	146,254	USD	110,097	Citibank N.A.	4/12/2019	—	($623)
CAD	576,176	USD	429,285	Merrill Lynch International	4/12/2019	$1,995	—
EUR	25,186	USD	28,649	BNP Paribas SA	4/12/2019	—	(372)
EUR	488,229	USD	557,567	Citibank N.A.	4/12/2019	—	(9,430)
EUR	218,720	USD	252,342	JPMorgan Chase Bank N.A.	4/12/2019	—	(6,784)
EUR	737,098	USD	832,676	Merrill Lynch International	4/12/2019	—	(5,133)
GBP	71,286	USD	94,377	BNP Paribas SA	4/12/2019	—	(1,483)
USD	168,669	CAD	224,085	Barclays Bank PLC Wholesale	4/12/2019	936	—
USD	586,366	CAD	786,000	BNP Paribas SA	4/12/2019	—	(1,972)
USD	6,347,554	CAD	8,435,968	Citibank N.A.	4/12/2019	33,046	—
USD	102,241	CAD	135,481	Goldman Sachs International	4/12/2019	831	—
USD	765,191	CAD	1,006,529	JPMorgan Chase Bank N.A.	4/12/2019	11,781	—
USD	66,790	CAD	88,891	Merrill Lynch International	4/12/2019	254	—
USD	5,218,312	CAD	6,938,155	Morgan Stanley Capital Services, Inc.	4/12/2019	24,951	—
USD	23	EUR	20	Barclays Bank PLC Wholesale	4/12/2019	1	—
USD	1,311,003	EUR	1,167,000	BNP Paribas SA	4/12/2019	808	—
USD	212,124	EUR	188,358	Citibank N.A.	4/12/2019	654	—
USD	1,086,259	EUR	939,704	Deutsche Bank AG London	4/12/2019	31,249	—
USD	891,506	EUR	770,555	Goldman Sachs International	4/12/2019	26,401	—
USD	18,740,873	EUR	16,211,761	JPMorgan Chase Bank N.A.	4/12/2019	539,862	—
USD	1,313,692	EUR	1,163,159	Merrill Lynch International	4/12/2019	7,809	—
USD	5,946,407	EUR	5,209,182	JPMorgan Chase Bank N.A.	6/17/2019	65,499	—
USD	113,721	GBP	86,596	BNP Paribas SA	4/12/2019	876	—
USD	2,747,848	GBP	2,142,538	JPMorgan Chase Bank N.A.	4/12/2019	—	(44,126)
USD	157,475	GBP	121,000	Merrill Lynch International	4/12/2019	—	(202)
USD	1,809,896	SEK	16,799,493	BNP Paribas SA	4/12/2019	1,631	—
USD	1,395,640	SEK	12,938,771	Citibank N.A.	4/12/2019	2,936	—
USD	456,307	SEK	4,214,596	JPMorgan Chase Bank N.A.	4/12/2019	2,656	—
USD	593,246	SEK	5,531,657	Merrill Lynch International	4/12/2019	—	(2,171)
USD	142,896	SEK	1,317,005	Morgan Stanley Capital Services, Inc.	4/12/2019	1,134	—

						$755,310	($72,296)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Aberdeen Standard Investments Inc.	(Aberdeen)
Dimensional Fund Advisors, LP	(DFA)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 3-31-19:

Capital Appreciation Trust
United States	86.1%
China	6.2%
France	3.2%
United Kingdom	1.8%
Canada	1.4%
Netherlands	1.3%

TOTAL	100.0%
Financial Industries Trust
United States	83.2%
United Kingdom	5.7%
Bermuda	2.3%
Spain	1.8%
Switzerland	1.7%
France	1.5%
Norway	1.2%
Other countries	2.6%

TOTAL	100.0%
Health Sciences Trust
United States	89.0%
Switzerland	3.4%
United Kingdom	1.9%
Netherlands	1.4%
Japan	1.1%
Ireland	1.0%
Denmark	1.0%
Other countries	1.2%

TOTAL	100.0%
High Yield Trust
United States	73.3%
Cayman Islands	6.7%
Canada	4.9%
United Kingdom	3.3%
Netherlands	2.3%
France	1.9%
Luxembourg	1.5%
Other countries	6.1%

TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	83.8%
Cayman Islands	8.3%
United Kingdom	1.1%
Other countries	6.8%

TOTAL	100.0%
Mid Value Trust
United States	85.6%
Canada	6.7%
Ireland	2.6%
Denmark	1.6%
Other countries	3.5%

TOTAL	100.0%

Mutual Shares Trust
United States	82.2%
United Kingdom	5.8%
Switzerland	4.3%
Ireland	3.6%
Netherlands	2.5%
South Korea	1.6%

TOTAL	100.0%
Science & Technology Trust
United States	83.5%
China	5.7%
South Korea	3.3%
Germany	2.0%
South Africa	1.3%
Netherlands	1.3%
Russia	1.2%
Other countries	1.7%

TOTAL	100.0%
Small Cap Value Trust
United States	89.5%
United Kingdom	4.4%
India	2.1%
Luxembourg	1.7%
Ireland	1.5%
Other countries	0.8%

TOTAL	100.0%
Strategic Equity Allocation Trust
United States	66.7%
Japan	7.6%
United Kingdom	5.4%
France	3.5%
Switzerland	3.2%
Germany	2.7%
Australia	2.2%
Netherlands	1.5%
Hong Kong	1.3%
Other countries	5.9%

TOTAL	100.0%

John Hancock Variable Insurance Trust

Portfolio of Investments — March 31, 2019 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
United States	60.7%
Canada	6.1%
Indonesia	4.3%
Supranational	3.8%
Philippines	2.5%
Ireland	2.4%
Brazil	2.4%
Germany	2.1%
Singapore	1.7%
Malaysia	1.6%
Other countries	12.4%

TOTAL	100.0%

Utilities Trust
United States	66.5%
Spain	8.5%
Canada	7.6%
Italy	2.6%
United Kingdom	1.7%
Hong Kong	1.4%
Sweden	1.4%
Luxembourg	1.3%
Germany	1.2%
Portugal	1.1%
Other countries	6.7%

TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-19:

Emerging Markets Value Trust
Financials	30.2%
Energy	16.7%
Materials	16.2%
Industrials	8.9%
Consumer discretionary	7.4%
Information technology	6.1%
Real estate	3.9%
Communication services	3.7%
Consumer staples	2.9%
Utilities	1.6%
Health care	1.0%
Short-term investments and other	1.4%

TOTAL	100.0%
Global Trust
Financials	19.7%
Health care	19.4%
Communication services	13.6%
Energy	11.6%
Consumer staples	8.7%
Industrials	8.1%
Information technology	5.6%
Consumer discretionary	4.5%
Utilities	2.9%
Materials	2.5%
Real estate	1.2%
Short-term investments and other	2.2%

TOTAL	100.0%
International Equity Index Trust
Financials	22.2%
Industrials	11.2%
Consumer discretionary	10.7%
Consumer staples	9.8%
Information technology	8.3%
Energy	7.5%
Health care	7.4%
Materials	7.3%
Communication services	6.9%
Utilities	3.4%
Real estate	3.0%
Short-term investments and other	2.3%

TOTAL	100.0%

International Growth Stock Trust
Financials	19.5%
Consumer staples	18.7%
Industrials	15.3%
Information technology	14.7%
Consumer discretionary	8.8%
Health care	4.8%
Energy	4.5%
Communication services	4.2%
Materials	3.1%
Short-term investments and other	6.4%

TOTAL	100.0%
International Small Company Trust
Industrials	24.6%
Consumer discretionary	13.8%
Financials	12.4%
Materials	10.3%
Information technology	8.7%
Communication services	5.2%
Consumer staples	5.1%
Health care	5.1%
Real estate	5.0%
Energy	4.8%
Utilities	3.7%
Short-term investments and other	1.3%

TOTAL	100.0%
International Value Trust
Financials	21.9%
Energy	14.4%
Health care	13.9%
Communication services	10.8%
Materials	8.8%
Industrials	7.9%
Information technology	7.4%
Consumer discretionary	5.4%
Consumer staples	2.7%
Utilities	2.5%
Real estate	1.1%
Short-term investments and other	3.2%

TOTAL	100.0%

John Hancock Variable Insurance Trust

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Except for investments in exchange-traded funds, investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Real Estate Securities Trust and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and discount notes which are categorized as Level 2.

All investments of Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio are categorized as Level 1 under the hierarchy described above, except for commercial paper and U.S. Government and Agency securities which are categorized as Level 2.

All investments of Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above.

All investments of Select Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

All investments of Total Bond Market Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2019, by major security category or type:

	Total Value at 3-31-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$273,952,373	—	$273,952,373	—
Foreign government obligations	4,877,462	—	4,877,462	—
Corporate bonds	266,032,387	—	266,032,387	—
Capital preferred securities	1,264,605	—	1,264,605	—
Municipal bonds	4,466,131	—	4,466,131	—
Term loans	904,251	—	904,251	—
Collateralized mortgage obligations	61,189,740	—	61,189,740	—
Asset backed securities	73,600,661	—	73,600,661	—
Preferred securities	1,068,260	$877,684	190,576	—
Securities lending collateral	3,640,556	3,640,556	—	—
Short-term investments	77,703,799	68,430,799	9,273,000	—

Total investments in securities	$768,700,225	$72,949,039	$695,751,186	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$329,397,545	$280,760,865	$48,636,680	—
Consumer discretionary	444,400,261	444,400,261	—	—
Consumer staples	4,453,878	4,453,878	—	—
Financials	103,919,410	103,919,410	—	—
Health care	412,600,051	412,600,051	—	—
Industrials	183,220,333	183,220,333	—	—
Information technology	600,415,087	600,415,087	—	—
Materials	9,514,804	9,514,804	—	—
Real estate	538,171	538,171	—	—
Utilities	5,033,506	5,033,506	—	—

Securities lending collateral	3,092,781	3,092,781	—	—
Short-term investments	9,874,933	9,874,933	—	—

Total investments in securities	$2,106,460,760	$2,057,824,080	$48,636,680	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$91,069,377	$71,436,962	$19,632,415	—
Consumer discretionary	114,550,060	106,380,244	8,169,816	—
Consumer staples	23,118,710	23,118,710	—	—
Financials	12,374,856	12,374,856	—	—
Health care	82,309,668	82,309,668	—	—
Industrials	38,470,694	27,983,126	10,487,568	—
Information technology	203,510,670	196,021,680	7,488,990	—
Real estate	10,146,621	10,146,621	—	—
Securities lending collateral	8,722,685	8,722,685	—	—
Short-term investments	4,426,990	4,426,990	—	—

Total investments in securities	$588,700,331	$542,921,542	$45,778,789	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$15,533,041	$15,533,041	—	—
Consumer discretionary	20,154,009	20,154,009	—	—
Consumer staples	1,719,875	1,719,875	—	—
Energy	4,596,443	4,596,387	$56	—
Financials	29,241,434	29,241,434	—	—
Health care	54,635,194	54,635,194	—	—
Industrials	34,476,156	34,476,156	—	—
Information technology	57,273,081	57,273,081	—	—
Real estate	3,074,136	3,074,136	—	—
Utilities	22,045,605	22,045,605	—	—
Preferred securities
Financials	6,761,671	6,761,671	—	—
Health care	3,786,419	3,786,419	—	—
Industrials	1,139,172	—	1,139,172	—

Utilities	7,830,122	7,830,122	—	—
U.S. Government and Agency obligations	13,276,569	—	13,276,569	—
Corporate bonds	71,597,186	—	71,597,186	—
Term loans	19,221,185	—	19,221,185	—
Asset backed securities	1,337,479	—	1,337,479	—
Purchased options	103,182	—	103,182	—
Securities lending collateral	2,058,655	2,058,655	—	—
Short-term investments	31,902,141	29,686,141	2,216,000	—

Total investments in securities	$401,762,755	$292,871,926	$108,890,829	—
Derivatives:
Liabilities
Written options	($2,340,553)	—	($2,340,553)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$599,637,048	—	$598,857,478	$779,570
Foreign government obligations	8,966,414	—	8,966,414	—
Corporate bonds	253,691,046	—	253,691,046	—
Municipal bonds	6,770,963	—	6,770,963	—
Collateralized mortgage obligations	134,492,428	—	134,492,428	—
Asset backed securities	134,954,870	—	134,954,870	—
Securities lending collateral	2,230,266	$2,230,266	—	—
Short-term investments	15,030,211	15,030,211	—	—

Total investments in securities	$1,155,773,246	$17,260,477	$1,137,733,199	$779,570
Liabilities
Sale commitments outstanding	($3,760,594)	—	($3,760,594)	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$14,409,602	$14,409,602	—	—
Chile	3,757,808	—	$3,757,808	—
China	27,054,740	2,106,082	24,865,521	$83,137
Colombia	1,474,328	1,474,328	—	—
Czech Republic	845,784	—	845,784	—
Greece	131,396	—	131,396	—

Hong Kong	11,533,323	103,339	11,375,703	54,281
Hungary	1,273,996	—	1,273,996	—
India	30,160,798	761,798	29,259,708	139,292
Indonesia	5,714,267	—	5,547,230	167,037
Malaysia	7,063,354	—	7,063,354	—
Mexico	7,842,248	7,842,248	—	—
Philippines	4,501,283	—	4,501,170	113
Poland	2,446,316	—	2,446,316	—
Russia	5,177,387	—	5,177,387	—
Singapore	18,364	—	18,364	—
South Africa	15,796,806	912,511	14,884,295	—
South Korea	37,202,099	6,208,879	30,930,648	62,572
Taiwan	35,951,484	742,709	35,208,775	—
Thailand	6,094,922	—	6,089,512	5,410
Turkey	1,532,226	—	1,530,160	2,066
Ukraine	136,947	—	136,947	—
Preferred securities
Brazil	4,977,734	4,977,734	—	—
Colombia	406,741	406,741	—	—
Panama	21,746	21,746	—	—
South Korea	9,197	—	—	9,197
Rights	61,074	9,527	51,547	—
Warrants	19,619	19,619	—	—
Securities lending collateral	6,818,497	6,818,497	—	—

Total investments in securities	$232,434,086	$46,815,360	$185,095,621	$523,105
Derivatives:
Assets
Futures	$334	$334	—	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$96,192,666	$87,842,242	$8,350,424	—
Consumer discretionary	37,982,334	37,982,334	—	—
Consumer staples	121,476,720	121,476,720	—	—
Energy	154,469,743	122,648,091	31,821,652	—
Financials	349,899,404	349,899,404	—	—

Health care	196,954,000	186,172,823	10,781,177	—
Industrials	180,327,195	180,327,195	—	—
Information technology	120,200,784	120,200,784	—	—
Materials	70,829,447	68,361,390	2,468,057	—
Real estate	47,467,252	47,467,252	—	—
Utilities	90,721,780	90,721,780	—	—
Preferred securities	38,780,393	38,780,393	—	—
Corporate bonds	7,765,769	—	7,765,769	—
Convertible bonds	3,134,122	—	3,134,122	—
Securities lending collateral	5,823,710	5,823,710	—	—
Short-term investments	36,277,395	36,277,395	—	—

Total investments in securities	$1,558,302,714	$1,493,981,513	$64,321,201	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary
Hotels, restaurants and leisure	$1,139,820	$1,139,820	—	—
Financials
Banks	88,129,813	82,167,564	$5,962,249	—
Capital markets	12,823,587	11,078,128	1,745,459	—
Consumer finance	6,894,043	6,894,043	—	—
Diversified financial services	8,880,183	7,452,934	1,427,249	—
Insurance	27,335,212	26,972,564	362,648	—
Thrifts and mortgage finance	2,629,773	2,629,773	—	—
Information technology
IT services	5,622,500	5,622,500	—	—
Real estate
Equity real estate investment trusts	5,699,982	4,411,906	1,288,076	—
Real estate management and development	984,220	—	984,220	—
Convertible bonds	943,046	—	943,046	—
Short-term investments	2,928,000	—	2,928,000	—

Total investments in securities	$164,010,179	$148,369,232	$15,640,947	—
Derivatives:
Assets
Forward foreign currency contracts	$84,024	—	$84,024	—
Liabilities

Forward foreign currency contracts	(22,795)	—	(22,795)	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$321,147,123	$321,147,123	—	—
Consumer discretionary	414,295,413	400,584,974	$13,710,439	—
Consumer staples	87,250,890	87,250,890	—	—
Energy	124,165,958	124,165,958	—	—
Financials	272,301,802	272,301,802	—	—
Health care	123,876,844	123,876,844	—	—
Industrials	139,860,178	139,860,178	—	—
Information technology	153,944,388	136,978,682	16,965,706	—
Real estate	53,262,109	53,262,109	—	—
Short-term investments	46,825,000	—	46,825,000	—

Total investments in securities	$1,736,929,705	$1,659,428,560	$77,501,145	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$37,515,288	$37,515,288	—	—
Consumer discretionary	64,514,205	64,514,205	—	—
Consumer staples	53,485,857	22,285,830	$31,200,027	—
Energy	69,055,493	69,055,493	—	—
Financials	159,732,643	159,732,643	—	—
Health care	101,523,378	101,523,378	—	—
Industrials	76,236,823	76,236,823	—	—
Information technology	85,927,824	79,329,770	6,598,054	—
Materials	12,169,067	12,169,067	—	—
Short-term investments	6,332,000	—	6,332,000	—

Total investments in securities	$666,492,578	$622,362,497	$44,130,081	—

Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$73,219,028	—	$73,219,028	—

Foreign government obligations	48,120,765	—	48,120,765	—
Corporate bonds	87,407,727	—	87,407,727	—
Capital preferred securities	882,000	—	882,000	—
Municipal bonds	2,301,531	—	2,301,531	—
Term loans	675,727	—	675,727	—
Collateralized mortgage obligations	28,980,870	—	28,980,870	—
Asset backed securities	4,412,702	—	4,412,702	—
Common stocks	8,845	$8,845	—	—
Preferred securities	366,379	—	366,379	—
Escrow shares	204,350	—	204,350	—
Purchased options	80,823	1,529	79,294	—
Short-term investments	17,473,960	—	17,473,960	—

Total investments in securities	$264,134,707	$10,374	$264,124,333	—
Liabilities
Securities sold short	($2,313,316)	—	($2,313,316)	—
Derivatives:
Assets
Futures	$1,110,947	$1,110,947	—	—
Forward foreign currency contracts	2,159,649	—	$2,159,649	—
Swap contracts	5,048,812	—	5,048,812	—
Liabilities
Futures	(1,001,628)	(1,001,628)	—	—
Forward foreign currency contracts	(1,556,429)	—	(1,556,429)	—
Written options	(190,227)	(49,701)	(140,526)	—
Swap contracts	(3,248,205)	—	(3,248,205)	—

Global Trust
Investments in securities:
Assets
Common stocks
Canada	$3,945,971	$3,945,971	—	—
China	8,861,673	5,353,016	$3,508,657	—
Denmark	3,993,055	—	3,993,055	—
France	14,304,375	—	14,304,375	—
Germany	11,212,689	—	11,212,689	—
Hong Kong	8,021,111	—	8,021,111	—
India	3,416,154	—	3,416,154	—
Ireland	1,920,402	1,093,232	827,170	—

Israel	2,849,997	2,849,997	—	—
Italy	3,962,399	—	3,962,399	—
Japan	13,949,471	—	13,949,471	—
Luxembourg	3,410,071	—	3,410,071	—
Netherlands	11,267,965	—	11,267,965	—
Singapore	4,001,583	—	4,001,583	—
South Korea	5,833,643	2,169,789	3,663,854	—
Spain	1,870,599	—	1,870,599	—
Sweden	370,510	—	370,510	—
Switzerland	7,118,012	—	7,118,012	—
Taiwan	606,586	—	606,586	—
Thailand	2,945,224	—	2,945,224	—
United Kingdom	15,038,289	—	15,038,289	—
United States	64,082,305	64,082,305	—	—
Securities lending collateral	4,845,849	4,845,849	—	—
Short-term investments	2,400,000	—	2,400,000	—

Total investments in securities	$200,227,933	$84,340,159	$115,887,774	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$222,856	—	—	$222,856
Health care	300,029,687	$285,718,243	$13,924,475	386,969
Preferred securities
Consumer discretionary	497,638	—	—	497,638
Health care	1,472,693	617,358	855,335	—
Information technology	163,429	—	—	163,429
Convertible bonds	382,680	—	382,680	—
Short-term investments	2,025,073	2,025,073	—	—

Total investments in securities	$304,794,056	$288,360,674	$15,162,490	$1,270,892

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$2,831,248	—	$2,831,248	—
Corporate bonds	176,015,527	—	176,015,527	—
Convertible bonds	2,550,566	—	2,550,566	—

Term loans	6,042,539	—	6,042,539	—
Asset backed securities	11,183,051	—	11,183,051	—
Common stocks	3,479,099	$2,323,626	373,313	$782,160
Preferred securities	1,554,719	1,554,719	—	—
Escrow certificates	500	—	—	500
Securities lending collateral	8,533,285	8,533,285	—	—
Short-term investments	4,880,906	4,880,906	—	—

Total investments in securities	$217,071,440	$17,292,536	$198,996,244	$782,660
Derivatives:
Assets
Futures	$104,832	$104,832	—	—
Forward foreign currency contracts	7,215	—	$7,215	—
Liabilities
Futures	(45,609)	(45,609)	—	—
Forward foreign currency contracts	(15,030)	—	(15,030)	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$34,855,944	—	$34,855,944	—
Austria	1,184,065	—	1,184,065	—
Belgium	4,990,247	—	4,990,247	—
Brazil	8,609,385	$8,609,385	—	—
Canada	49,724,312	49,437,038	287,274	—
Chile	2,264,706	1,968,425	296,281	—
China	53,729,242	15,852,508	37,876,734	—
Colombia	964,735	964,735	—	—
Czech Republic	377,037	—	377,037	—
Denmark	8,871,118	—	8,871,118	—
Egypt	208,005	—	208,005	—
Finland	5,928,068	—	5,928,068	—
France	53,887,692	—	53,887,692	—
Germany	39,169,748	—	39,169,748	—
Greece	424,151	—	419,958	$4,193
Hong Kong	27,924,953	272,368	27,508,540	144,045
Hungary	630,948	—	630,948	—
India	17,132,202	2,888,093	14,244,109	—

Indonesia	4,372,095	9,831	4,361,113	1,151
Ireland	3,454,686	381,272	3,073,414	—
Isle of Man	153,373	—	153,373	—
Israel	2,590,309	802,504	1,787,805	—
Italy	10,151,619	—	10,151,619	—
Japan	117,415,395	—	117,415,395	—
Luxembourg	1,656,231	—	1,656,231	—
Macau	671,302	—	671,302	—
Malaysia	4,269,687	—	4,269,687	—
Mexico	5,157,266	5,054,850	102,416	—
Netherlands	23,711,662	1,066,779	22,644,883	—
New Zealand	1,159,049	—	1,159,049	—
Norway	3,532,618	—	3,532,618	—
Peru	837,424	837,424	—	—
Philippines	1,988,111	—	1,988,111	—
Poland	2,185,178	—	2,185,178	—
Portugal	740,419	—	740,419	—
Romania	108,790	—	108,790	—
Russia	6,918,856	5,453,736	1,465,120	—
Singapore	6,659,205	—	6,659,205	—
South Africa	11,104,180	—	11,104,180	—
South Korea	23,554,315	192,284	23,362,031	—
Spain	14,647,405	—	14,647,405	—
Sweden	12,027,964	—	12,027,964	—
Switzerland	46,537,995	—	46,537,995	—
Taiwan	19,477,252	—	19,477,252	—
Thailand	4,412,893	—	4,412,893	—
Turkey	1,097,814	—	1,097,814	—
United Arab Emirates	110,285	—	110,285	—
United Kingdom	74,226,267	—	74,226,267	—
United States	830,894	486,106	344,788	—
Preferred securities
Brazil	5,011,529	5,011,529	—	—
Germany	2,544,712	—	2,544,712	—
South Korea	1,252,615	—	1,250,405	2,210
Rights	9,696	—	9,696	—
Securities lending collateral	27,198,175	27,198,175	—	—
Short-term investments	4,082,793	4,082,793	—	—

Total investments in securities	$756,736,617	$130,569,835	$626,015,183	$151,599
Derivatives:
Assets
Futures	$171,867	$171,867	—	—

International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$2,450,360	—	$2,450,360	—
Brazil	1,908,993	$1,908,993	—	—
Canada	5,781,313	5,781,313	—	—
China	5,263,197	2,383,545	2,879,652	—
Denmark	923,731	—	923,731	—
France	4,959,666	—	4,959,666	—
Germany	4,485,296	—	4,485,296	—
Hong Kong	994,992	—	994,992	—
Italy	2,267,662	—	2,267,662	—
Japan	5,786,665	—	5,786,665	—
Mexico	1,395,458	1,395,458	—	—
Netherlands	2,949,477	—	2,949,477	—
Singapore	1,287,361	—	1,287,361	—
South Korea	1,549,929	—	1,549,929	—
Spain	948,808	—	948,808	—
Sweden	1,639,986	—	1,639,986	—
Switzerland	3,556,384	—	3,556,384	—
Taiwan	1,417,603	—	1,417,603	—
Thailand	316,479	—	316,479	—
Turkey	453,377	—	453,377	—
United Kingdom	6,210,731	—	6,210,731	—
United States	3,201,366	3,201,366	—	—
Short-term investments	3,123,281	3,123,281	—	—

Total investments in securities	$62,872,115	$17,793,956	$45,078,159	—

International Small Company Trust
Investments in securities:
Assets
Common stocks

Australia	$8,356,064	$100,258	$8,237,855	$17,951
Austria	1,680,886	—	1,680,886	—
Belgium	2,026,927	—	2,026,927	—
Bermuda	285,762	—	285,762	—
Canada	10,740,474	10,640,904	99,288	282
China	84,968	—	84,968	—
Denmark	2,434,288	—	2,434,288	—
Finland	3,122,685	—	3,122,685	—
France	5,011,222	—	5,011,222	—
Gabon	3,019	—	3,019	—
Georgia	89,068	—	89,068	—
Germany	7,768,972	—	7,768,972	—
Gibraltar	24,870	—	24,870	—
Greece	152	—	—	152
Guernsey, Channel Islands	3,215	—	3,215	—
Hong Kong	3,625,021	—	3,579,936	45,085
Ireland	500,397	—	500,397	—
Isle of Man	84,994	—	84,994	—
Israel	1,208,435	2,970	1,205,465	—
Italy	5,011,664	—	5,011,664	—
Japan	27,198,463	—	27,198,463	—
Jersey, Channel Islands	118,204	—	118,204	—
Jordan	59,414	—	59,414	—
Liechtenstein	97,177	—	97,177	—
Luxembourg	393,013	—	393,013	—
Macau	21,855	—	21,855	—
Malaysia	48,914	—	48,914	—
Malta	55,906	—	55,906	—
Monaco	62,212	47,780	14,432	—
Mongolia	6,262	—	6,262	—
Netherlands	3,487,773	—	3,487,773	—
New Zealand	916,286	—	916,286	—
Norway	1,066,311	—	1,066,311	—
Peru	44,454	—	44,454	—
Portugal	636,442	—	636,442	—
Russia	23,243	—	23,243	—
Singapore	1,093,062	—	1,077,334	15,728
South Africa	26,334	—	26,334	—

Spain	2,967,555	—	2,967,555	—
Sweden	3,788,772	—	3,788,772	—
Switzerland	6,152,409	—	6,152,409	—
United Arab Emirates	25,470	—	25,470	—
United Kingdom	21,949,108	—	21,941,800	7,308
United States	571,446	275,140	296,306	—
Preferred securities	238,348	—	238,348	—
Rights	15,616	72	8,356	7,188
Warrants	1,054	12	1,042	—
Securities lending collateral	11,051,391	11,051,391	—	—

Total investments in securities	$134,179,577	$22,118,527	$111,967,356	$93,694
Derivatives:
Assets
Futures	$11,702	$11,702	—	—

International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$17,904,163	$17,904,163	—	—
China	24,089,249	7,946,371	$16,142,878	—
Denmark	6,453,687	—	6,453,687	—
France	32,606,588	—	32,606,588	—
Germany	18,406,505	—	18,406,505	—
Hong Kong	11,899,769	—	11,899,769	—
India	2,869,787	—	2,869,787	—
Ireland	5,685,464	—	5,685,464	—
Israel	5,506,157	5,506,157	—	—
Italy	7,224,308	—	7,224,308	—
Japan	35,637,886	—	35,637,886	—
Luxembourg	3,969,739	—	3,969,739	—
Netherlands	27,405,917	4,401,822	23,004,095	—
Singapore	4,719,907	49,291	4,670,616	—
South Korea	25,919,807	4,979,048	20,940,759	—
Switzerland	15,250,984	—	15,250,984	—
Taiwan	4,869,508	—	4,869,508	—
Thailand	7,047,302	—	7,047,302	—
United Kingdom	46,220,263	—	46,220,263	—

Securities lending collateral	7,121,529	7,121,529	—	—
Short-term investments	5,100,000	—	5,100,000	—

Total investments in securities	$315,908,519	$47,908,381	$268,000,138	—

Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$43,002,226	$42,925,454	$76,772	—
Consumer discretionary	135,289,095	134,857,413	—	$431,682
Consumer staples	32,055,342	32,055,342	—	—
Energy	8,743,101	8,743,101	—	—
Financials	7,880,696	7,660,718	219,978	—
Health care	173,469,180	166,291,461	7,177,719	—
Industrials	68,340,155	68,340,155	—	—
Information technology	207,870,781	205,385,047	—	2,485,734
Real estate	474,140	—	—	474,140
Preferred securities	56,777,647	—	—	56,777,647
Warrants	4,668	4,668	—	—
Securities lending collateral	33,846,337	33,846,337	—	—
Short-term investments	42,900,000	—	42,900,000	—

Total investments in securities	$810,653,368	$700,109,696	$50,374,469	$60,169,203

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$22,757,065	$22,757,065	—	—
Consumer discretionary	20,567,689	20,567,689	—	—
Consumer staples	75,086,273	63,974,992	$11,111,281	—
Energy	81,166,209	81,166,209	—	—
Financials	111,143,537	105,544,210	5,599,327	—
Health care	104,552,278	104,552,278	—	—
Industrials	54,280,152	51,517,457	2,762,695	—
Information technology	17,945,883	17,945,883	—	—
Materials	58,567,345	58,567,345	—	—
Real estate	48,935,742	48,935,742	—	—
Utilities	36,388,943	36,388,943	—	—

Preferred securities	1,803,978	1,803,978	—	—
Securities lending collateral	20,405,024	20,405,024	—	—
Short-term investments	49,472,012	49,472,012	—	—

Total investments in securities	$703,072,130	$683,598,827	$19,473,303	—

Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Communication services	$16,393,933	$15,330,201	$1,063,732	—
Consumer discretionary	7,613,278	7,613,278	—	—
Consumer staples	10,036,561	7,204,239	2,832,322	—
Energy	15,876,940	11,885,626	3,991,314	—
Financials	34,357,907	33,497,835	860,072	—
Health care	18,909,967	18,142,073	767,894	—
Industrials	9,891,345	7,431,141	2,460,204	—
Information technology	15,160,757	12,659,444	2,501,313	—
Materials	2,624,771	2,624,771	—	—
Real estate	2,716,096	2,716,096	—	—
Utilities	1,187,306	1,187,306	—	—
Corporate bonds	7,024,575	—	7,024,575	—
Escrow certificates	11,199	—	—	$11,199
Short-term investments	11,474,010	—	11,474,010	—

Total investments in securities	$153,278,645	$120,292,010	$32,975,436	$11,199
Derivatives:
Assets
Forward foreign currency contracts	$122,257	—	$122,257	—
Liabilities
Forward foreign currency contracts	(212)	—	(212)	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$133,211,043	$112,980,110	$20,230,933	—
Consumer discretionary	130,792,647	104,382,349	26,410,298	—
Health care	5,078,800	5,078,800	—	—
Industrials	4,553,454	4,553,454	—	—

Information technology	497,376,829	460,562,049	36,814,780	—
Materials	4,067,553	4,067,553	—	—
Exchange-traded funds	18,548,011	18,548,011	—	—
Preferred securities	1,398,442	—	—	$1,398,442
Securities lending collateral	19,001,936	19,001,936	—	—
Short-term investments	58,555,654	40,175,654	18,380,000	—

Total investments in securities	$872,584,369	$769,349,916	$101,836,011	$1,398,442

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$18,830,409	$18,827,587	—	$2,822
Consumer discretionary	69,334,989	69,309,301	$25,688	—
Consumer staples	16,036,367	16,036,367	—	—
Energy	21,258,777	21,258,777	—	—
Financials	99,614,556	99,612,225	—	2,331
Health care	92,435,747	92,434,199	—	1,548
Industrials	83,709,589	83,709,589	—	—
Information technology	90,235,309	90,235,309	—	—
Materials	22,201,647	22,198,377	—	3,270
Real estate	43,651,888	43,651,888	—	—
Utilities	21,666,033	21,666,033	—	—
Preferred securities	35,593	35,593	—	—
Rights	22,716	—	—	22,716
Securities lending collateral	28,341,779	28,341,779	—	—
Short-term investments	19,164,071	—	19,164,071	—

Total investments in securities	$626,539,470	$607,317,024	$19,189,759	$32,687
Derivatives:
Assets
Futures	$126,704	$126,704	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,402,829	$3,402,801	—	$28
Consumer discretionary	19,669,611	19,666,118	—	3,493

Consumer staples	5,099,588	5,099,588	—	—
Energy	8,039,707	8,039,707	—	—
Financials	30,308,214	30,306,723	—	1,491
Health care	16,371,045	16,369,142	—	1,903
Industrials	26,538,732	26,538,732	—	—
Information technology	20,929,432	20,929,432	—	—
Materials	7,017,961	7,017,961	—	—
Real estate	1,661,277	1,661,277	—	—
Utilities	184,256	184,256	—	—
Securities lending collateral	1,642,374	1,642,374	—	—
Short-term investments	1,012,287	1,012,287	—	—

Total investments in securities	$141,877,313	$141,870,398	—	$6,915

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks
Communication services	$4,290,565	$4,290,565	—	—
Consumer discretionary	51,991,336	51,991,336	—	—
Consumer staples	8,137,101	8,137,101	—	—
Energy	3,334,584	3,334,584	—	—
Financials	15,946,791	15,946,791	—	—
Health care	82,994,805	82,994,805	—	—
Industrials	32,492,567	32,492,567	—	—
Information technology	62,264,439	61,502,310	—	$762,129
Materials	8,890,876	8,890,876	—	—
Real estate	15,716,627	15,716,627	—	—
Preferred securities	2,494,374	—	—	2,494,374
Securities lending collateral	10,026,413	10,026,413	—	—
Short-term investments	14,800,000	—	$14,800,000	—

Total investments in securities	$313,380,478	$295,323,975	$14,800,000	$3,256,503

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$21,352,610	$21,352,610	—	—
Consumer staples	20,101,930	6,041,435	$14,060,495	—

Energy	24,919,972	24,919,972	—	—
Financials	98,283,596	98,283,596	—	—
Health care	17,524,333	17,524,333	—	—
Industrials	164,404,626	157,917,602	6,487,024	—
Information technology	35,207,482	35,207,482	—	—
Materials	29,939,263	29,939,263	—	—
Real estate	60,733,129	60,733,129	—	—
Utilities	9,952,626	9,952,626	—	—
Securities lending collateral	1,355,126	1,355,126	—	—
Short-term investments	17,200,000	—	17,200,000	—

Total investments in securities	$500,974,693	$463,227,174	$37,747,519	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$750,430,365	$580,238,980	$170,189,149	$2,236
Consumer discretionary	1,012,865,845	679,103,813	333,762,032	—
Consumer staples	796,529,227	431,193,824	365,335,403	—
Energy	518,861,641	335,199,180	183,662,461	—
Financials	1,456,708,490	862,592,848	594,113,995	1,647
Health care	1,272,297,107	924,165,653	348,130,503	951
Industrials	1,125,657,692	675,968,995	449,688,697	—
Information technology	1,518,890,268	1,332,219,511	186,670,757	—
Materials	441,050,595	207,091,118	233,957,420	2,057
Real estate	387,011,020	265,500,534	121,510,486	—
Utilities	344,230,029	226,940,041	117,289,988	—
Preferred securities
Communication services	25,438	25,438	—	—
Consumer discretionary	9,793,766	—	9,793,766	—
Consumer staples	4,193,034	—	4,193,034	—
Health care	1,409,059	—	1,409,059	—
Materials	662,334	—	662,334	—
Rights	14,094	—	—	14,094
Securities lending collateral	141,159,068	141,159,068	—	—
Short-term investments	213,467,018	—	213,467,018	—

Total investments in securities	$9,995,256,090	$6,661,399,003	$3,333,836,102	$20,985
Derivatives:

Assets
Futures	$2,085,714	$2,085,714	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$48,041,958	—	$48,041,958	—
Foreign government obligations	122,407,314	—	122,407,314	—
Corporate bonds	216,431,866	—	216,431,866	—
Convertible bonds	13,765,785	—	13,765,785	—
Capital preferred securities	6,458,536	—	6,458,536	—
Term loans	4,479,180	—	4,479,180	—
Collateralized mortgage obligations	29,586,557	—	29,586,557	—
Asset backed securities	23,400,507	—	23,400,507	—
Common stocks	217,340	$217,340	—	—
Preferred securities	18,058,950	13,419,276	4,639,674	—
Purchased options	48,193	—	48,193	—
Securities lending collateral	5,881,849	5,881,849	—	—
Short-term investments	6,556,000	—	6,556,000	—

Total investments in securities	$495,334,035	$19,518,465	$475,815,570	—
Derivatives:
Assets
Forward foreign currency contracts	$3,258,905	—	$3,258,905	—
Liabilities
Forward foreign currency contracts	(1,539,981)	—	(1,539,981)	—
Written options	(12,947)	—	(12,947)	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$70,882,064	$70,880,847	$212	$1,005
Consumer discretionary	76,991,296	76,986,095	5,172	29
Consumer staples	52,304,789	52,304,789	—	—
Energy	42,037,414	42,037,289	—	125
Financials	96,097,575	96,097,255	—	320
Health care	96,922,803	96,913,291	—	9,512
Industrials	71,859,191	71,858,770	—	421

Information technology	149,842,402	149,842,402	—	—
Materials	18,360,144	18,359,591	—	553
Real estate	28,340,326	28,330,709	—	9,617
Utilities	22,279,535	22,279,535	—	—
Preferred securities	18,484	18,484	—	—
Rights	1,864	—	—	1,864
Warrants	875	865	10	—
Securities lending collateral	6,713,666	6,713,666	—	—
Short-term investments	12,442,580	—	12,442,580	—

Total investments in securities	$745,095,008	$732,623,588	$12,447,974	$23,446
Derivatives:
Assets
Futures	$298,532	$298,532	—	—

Utilities Trust
Investments in securities:
Assets
Common stocks
Communication services	$43,935,955	$19,293,972	$24,641,983	—
Energy	39,887,559	39,887,559	—	—
Real estate	5,240,417	5,240,417	—	—
Utilities	158,990,078	116,843,999	42,146,079	—
Preferred securities	13,938,907	13,938,907	—	—
Securities lending collateral	6,596,972	6,596,972	—	—
Short-term investments	9,359,980	9,359,980	—	—

Total investments in securities	$277,949,868	$211,161,806	$66,788,062	—
Derivatives:
Assets
Forward foreign currency contracts	$755,310	—	$755,310	—
Liabilities
Forward foreign currency contracts	(72,296)	—	(72,296)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Trust	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 12-31-18	$766,649	$588,375	$912,317	$20,999	$500	$2,288,840

Realized gain (loss)	11,940	11,625	147,482	(1,375,787)	—	(1,204,740)
Change in unrealized appreciation (depreciation)	(11,940)	—	268,488	1,361,356	—	1,617,904
Purchases	—	—	—	—	—	—
Sales	(766,649)	(600,000)	(546,127)	(6,568)	—	(1,919,344)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 3-31-19	—	—	$782,160	—	$500	$782,660
Change in unrealized at period end*	—	—	$465,726	—	—	$465,726

Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-18	$3,422,200	$48,334,022	$51,756,222
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	64,704	8,443,625	8,508,329
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(95,348)	—	(95,348)
Balance as of 3-31-19	$3,391,556	$56,777,647	$60,169,203
Change in unrealized at period end*	$926,220	$8,443,625	$9,369,845

Small Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-18	$745,823	$2,489,170	$3,234,993
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	16,306	5,204	21,510
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 3-31-19	$762,129	$2,494,374	$3,256,503
Change in unrealized at period end*	($472,637)	$5,204	($467,433)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Mid Cap Stock Trust

	Fair Value at 3-31-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common Stocks	$2,897,954	Market Approach	EV to revenue multiple	4.32x – 4.71x (weighted average 4.38x)
			Discount	12.5% – 25% (weighted average 23.1%)
	$474,140	Market Approach	Prior/recent transactions	$110
			OPM – Volatility	40%
	$19,462	Market Approach	Expected future value	$0.10
			Discount	50%

	$3,391,556
Preferred Securities	$11,671,423	Market Approach	Prior/recent transactions	$110
			OPM – Volatility	40%
			EV/EBITDA multiple	15.55x
	$22,943,738	Market Approach	Discount	10%
	$9,075,377	Market Approach	EV to revenue multiple	1.40x – 6.85x (weighted average 3.67x)
			Discount	10% – 17.5% (weighted average 14.33%)
	$6,713,889	Market Approach	Prior/recent transactions	$5.70
			EV to revenue multiple	2.53x – 5.65x (weighted average 3.45x)
	$6,324,789	Market Approach	Discount	25%
			OPM – Volatility	20% – 40% (weighted average 32.6%)
	$48,431	Market Approach	Expected future value	$0.36
			Discount	55%

	$56,777,647
Total	$60,169,203

Small Cap Stock Trust

	Fair Value at 3-31-19	Valuation Technique	Significant Unobservable Inputs	Input/ Range*
Common Stocks	$762,129	Market Approach	EV to revenue multiple	4.32x
			Discount	25%
			EV to revenue multiple	2.53x – 3.03x (weighted average 2.73x)
Preferred Securities	$2,494,374	Market Approach	Discount	25%
			OPM – Volatility	20% – 40% (weighted average 32.1%)

Total	$3,256,503

*

A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of a portfolio’s Level 3 securities as of March 31, 2019, could have resulted in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolio may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. A portfolio accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, a portfolio may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following table details how the portfolios used futures contracts during the period ended March 31, 2019:

Portfolio	Reason
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Emerging Markets Value Trust	To equitize cash balances
Global Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio and to manage duration of the portfolio
High Yield Trust	To manage against anticipated interest rate changes, maintain diversity of the portfolio and to manage duration of the portfolio
International Equity Index Trust	To gain exposure to certain securities markets and as a substitute for securities purchased
International Small Company Trust	To equitize cash balances
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, as a substitute for securities purchased and to manage duration of the portfolio
Managed Volatility Balanced Portfolio	To manage volatility of returns
Managed Volatility Conservative Portfolio	To manage volatility of returns
Managed Volatility Growth Portfolio	To manage volatility of returns
Managed Volatility Moderate Portfolio	To manage volatility of returns
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Strategic Equity Allocation Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the period ended March 31, 2019:

Portfolio	Reason
Financial Industries Trust	To manage against anticipated changes in currency exchange rates
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
High Yield Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and to manage currency exposure
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and to enhance potential gain/income
Utilities Trust	To manage against anticipated changes in currency exchange rates

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased option contracts during the period ended March 31, 2019:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio and to maintain diversity of the portfolio
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates

Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

The following table details how the portfolios used written option contracts during the period ended March 31, 2019:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swap contracts during the period ended March 31, 2019:

Portfolio	Reason
Global Bond Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, gain exposure to treasury markets and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated interest rate changes and to manage duration of the portfolio

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the portfolios used credit default swap contracts as Buyer of protection during the period ended March 31, 2019:

Portfolio	Reason
Global Bond Trust	To manage against potential credit events and to gain exposure to a security or credit index
Investment Quality Bond Trust	To manage against potential credit events, gain exposure to a security or credit index and as a subsitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as Seller of protection during the period ended March 31, 2019:

Portfolio	Reason
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the portfolios used currency swap contracts during the period ended March 31, 2019:

Portfolio	Reason
Global Bond Trust	To manage against anticipated changes in currency exchange rates, maintain diversity of the portfolio and to gain exposure to foreign currencies

Total return swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. The portfolios may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.

The following table details how the portfolios used total return swap contracts during the period ended March 31, 2019:

Portfolio	Reason
Global Bond Trust	As a substitute for securities purchased

Investment in affiliated underlying portfolios. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying portfolios’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the portfolios from their investments in affiliated underlying portfolios is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
500 Index Trust
John Hancock Collateral Trust	330,763	11,767,951	(10,492,538)	1,606,176	—	—	$4,057	($392)	$16,072,681
Active Bond Trust
John Hancock Collateral Trust	399,399	2,465,161	(2,500,752)	363,808	—	—	$2,110	($402)	$3,640,556
Blue Chip Growth Trust
John Hancock Collateral Trust	3,608,891	6,177,755	(9,477,578)	309,068	—	—	$11,511	($2,307)	$3,092,781
Capital Appreciation Trust
John Hancock Collateral Trust	883,269	5,886,649	(5,898,242)	871,676	—	—	$5,660	($898)	$8,722,685
Capital Appreciation Value Trust
John Hancock Collateral Trust	192,039	2,417,982	(2,404,295)	205,726	—	—	$651	($216)	$2,058,655
Core Bond Trust
John Hancock Collateral Trust	482,493	4,480,198	(4,739,816)	222,875	—	—	$1,265	($186)	$2,230,266
Emerging Markets Value Trust
John Hancock Collateral Trust	321,844	1,462,181	(1,102,645)	681,380	—	—	$1,451	($184)	$6,818,497

Equity Income Trust
John Hancock Collateral Trust	1,795,375	6,670,856	(7,884,256)	581,975	—	—	$6,651	($278)	$5,823,710
Global Trust
John Hancock Collateral Trust	556,054	2,927,761	(2,999,564)	484,251	—	—	$2,091	($469)	$4,845,849
High Yield Trust
John Hancock Collateral Trust	590,785	3,009,019	(2,747,055)	852,749	—	—	$3,002	($447)	$8,533,285
International Equity Index Trust
John Hancock Collateral Trust	1,235,104	5,917,930	(4,435,092)	2,717,942	—	—	$5,826	($1,150)	$27,198,175
Manulife Financial Corp.	71,400	—	—	71,400	—	—	—	194,446	1,207,498

					—	—	$5,826	$193,296	$28,405,673
International Small Company Trust
John Hancock Collateral Trust	903,427	712,082	(511,132)	1,104,377	—	—	$373	$3,050	$11,051,391
International Value Trust
John Hancock Collateral Trust	415,182	3,691,032	(3,394,552)	711,662	—	—	$1,796	($429)	$7,121,529
Investment Quality Bond Trust
John Hancock Collateral Trust	10,804	203,606	(112,930)	101,480	—	—	$104	($41)	$1,015,494
Lifestyle Aggressive Portfolio
John Hancock Collateral Trust	55,274	563,945	(585,459)	33,760	—	—	$226	($50)	$337,832
Strategic Equity Allocation	1,485,586	82,028	(51,210)	1,516,404	—	—	109,635	3,148,538	29,221,106

					—	—	$109,861	$3,148,488	$29,558,938
Lifestyle Balanced Portfolio
Select Bond	35,456,668	1,088,789	(131,809)	36,413,648	—	—	($54,974)	$15,622,202	$488,307,014
Strategic Equity Allocation	25,731,123	535,340	(842,517)	25,423,946	—	—	1,684,165	54,041,533	489,919,436

					—	—	$1,629,191	$69,663,735	$978,226,450

Lifestyle Conservative Portfolio
Select Bond	11,092,242	270,738	(349,009)	11,013,971	—	—	($132,308)	$4,919,346	$147,697,357
Strategic Equity Allocation	2,121,271	58,977	(259,439)	1,920,809	—	—	975,729	3,413,342	37,013,988

					—	—	$843,421	$8,332,688	$184,711,345
Lifestyle Growth Portfolio
Select Bond	136,878,053	1,084,524	(504,836)	137,457,741	—	—	($603,763)	$59,603,506	$1,843,308,307
Strategic Equity Allocation	233,132,290	488,728	(6,913,827)	226,707,191	—	—	15,643,970	481,460,237	4,368,647,561

					—	—	$15,040,207	$541,063,743	$6,211,955,868
Lifestyle Moderate Portfolio
Select Bond	13,223,398	352,367	(211,292)	13,364,473	—	—	($97,434)	$5,840,651	$179,217,580
Strategic Equity Allocation	6,326,739	115,451	(265,911)	6,176,279	—	—	531,824	13,102,039	119,016,896

					—	—	$434,390	$18,942,690	$298,234,476
Managed Volatility Aggressive Portfolio
Blue Chip Growth	1,028,854	40,783	(115,422)	954,215	—	—	$245,286	$4,702,435	34,323,101
Capital Appreciation	272,706	—	(22,492)	250,214	—	—	(21,831)	575,241	$3,563,048
Emerging Markets Equity	2,763,999	—	—	2,763,999	—	—	—	3,537,918	29,353,664
Equity Income	2,347,297	74,570	(150,022)	2,271,845	—	—	(580,166)	3,987,457	34,236,711
Fundamental Large Cap Core	794,778	—	—	794,778	—	—	—	5,285,275	36,202,152
Fundamental Large Cap Value	308,571	—	(15,531)	293,040	—	—	(49,793)	557,072	3,531,135
Mid Cap Stock	755,854	39,675	(139,855)	655,674	—	—	165,840	2,592,673	13,047,910
Mid Value	1,282,606	54,943	(89,898)	1,247,651	—	—	(214,118)	1,489,279	13,025,481
Multifactor Developed International ETF	506,859	—	—	506,859	—	—	—	1,297,153	14,232,195
Multifactor Emerging Markets ETF	490,805	—	—	490,805	—	—	—	1,141,171	12,537,663
Multifactor Large Cap ETF	595,345	—	—	595,345	—	—	—	2,625,472	21,706,279

Multifactor Mid Cap ETF	297,249	—	—	297,249	—	—	—	1,397,070	10,445,330
Multifactor Small Cap ETF	573,906	—	—	573,906	—	—	—	1,882,411	14,864,165
Small Cap Growth	294,838	16,537	(37,693)	273,682	—	—	(193,374)	832,965	4,570,495
Small Cap Value	273,967	18,520	(26,803)	265,684	—	—	(204,724)	631,492	4,559,137
Strategic Equity Allocation	3,866,417	123,104	(292,240)	3,697,281	—	—	552,103	7,495,574	71,246,610

					—	—	($300,777)	$40,030,658	$321,445,076
Managed Volatility Balanced Portfolio
Blue Chip Growth	8,416,064	—	(1,004,978)	7,411,086	—	—	$3,268,011	$37,101,440	$266,576,779
Bond	54,752,397	727,236	(810,532)	54,669,101	$8,050,720	—	202,920	25,467,521	857,211,505
Capital Appreciation	1,672,193	—	(27,669)	1,644,524	—	—	7,458	3,554,854	23,418,027
Core Bond	22,946,493	163,924	(191,124)	22,919,293	—	—	(145,116)	8,853,901	297,950,805
Emerging Markets Equity	19,624,227	—	—	19,624,227	—	—	—	25,119,011	208,409,294
Equity Income	19,122,671	—	(1,423,820)	17,698,851	—	—	916,214	27,055,157	266,721,681
Fundamental Large Cap Core	6,158,331	—	—	6,158,331	—	—	—	40,952,903	280,511,988
Fundamental Large Cap Value	3,583,025	—	(219,505)	3,363,520	—	—	(475,529)	6,484,836	40,530,414
Global Conservative Absolute Return	2,147,306	—	(14,072)	2,133,234	—	—	(8,871)	650,384	20,393,719
Mid Cap Stock	4,285,336	—	(763,269)	3,522,067	—	—	2,519,472	13,056,751	70,089,138
Mid Value	7,233,502	—	(479,061)	6,754,441	—	—	(1,692,156)	8,946,847	70,516,362
Multifactor Developed International ETF	4,003,892	—	—	4,003,892	—	—	—	10,246,760	112,426,084
Multifactor Emerging Markets ETF	3,458,359	—	—	3,458,359	—	—	—	8,041,030	88,344,126
Multifactor Large Cap ETF	5,133,964	—	—	5,133,964	—	—	—	22,640,781	187,184,327
Multifactor Mid Cap ETF	3,271,665	—	—	3,271,665	—	—	—	15,376,825	114,966,308
Multifactor Small Cap ETF	3,387,351	—	—	3,387,351	—	—	—	11,110,511	87,732,391
Select Bond	162,209,254	1,546,334	(2,207,940)	161,547,648	—	—	(1,863,906)	71,244,716	2,166,353,963
Small Cap Growth	2,523,885	—	(319,087)	2,204,798	—	—	(1,573,215)	7,037,764	36,820,122

Small Cap Value	2,339,909	4,721	(230,989)	2,113,641	—	—	(560,758)	4,292,520	36,270,086
Strategic Equity Allocation	87,107,199	—	(7,720,279)	79,386,920	—	—	46,984,149	134,143,116	1,529,785,952

					$8,050,720	—	$47,578,673	$481,377,628	$6,762,213,071
Managed Volatility Conservative Portfolio
Blue Chip Growth	742,753	9,278	(129,301)	622,730	—	—	$622,472	$2,838,763	$22,399,583
Bond	14,965,406	198,946	(388,466)	14,775,886	$2,192,731	—	87,342	6,885,324	231,685,889
Capital Appreciation	239,578	—	(22,568)	217,010	—	—	(3,470)	504,005	3,090,224
Core Bond	6,252,703	36,950	(111,400)	6,178,253	—	—	(112,966)	2,477,174	80,317,288
Emerging Markets Equity	856,015	—	—	856,015	—	—	—	1,095,699	9,090,882
Equity Income	1,645,897	17,132	(182,607)	1,480,422	—	—	(785,662)	3,170,956	22,309,956
Fundamental Large Cap Core	528,300	—	—	528,300	—	—	—	3,513,194	24,064,055
Fundamental Large Cap Value	263,907	—	(14,295)	249,612	—	—	(35,794)	478,958	3,007,826
Global Conservative Absolute Return	605,449	—	(11,842)	593,607	—	—	(7,100)	186,845	5,674,887
Multifactor Developed International ETF	18,829	—	—	18,829	—	—	—	48,187	528,703
Multifactor Emerging Markets ETF	147,175	—	—	147,175	—	—	—	342,196	3,759,600
Multifactor Large Cap ETF	333,512	—	—	333,512	—	—	—	1,470,788	12,159,848
Multifactor Mid Cap ETF	429,501	—	—	429,501	—	—	—	2,018,655	15,092,665
Multifactor Small Cap ETF	344,636	—	—	344,636	—	—	—	1,130,406	8,926,072
Select Bond	44,241,551	195,256	(849,693)	43,587,114	—	—	(350,964)	19,244,754	584,503,203
Strategic Equity Allocation	5,990,400	79,020	(748,012)	5,321,408	—	—	810,277	11,530,890	102,543,541

					$2,192,731	—	$224,135	$56,936,794	$1,129,154,222
Managed Volatility Growth Portfolio
Blue Chip Growth	12,595,838	—	(1,339,217)	11,256,621	—	—	$14,722,925	$45,674,020	$404,900,665

Bond	39,444,500	855,336	(496,083)	39,803,753	$5,810,958	—	117,770	18,443,742	624,122,847
Capital Appreciation	1,332,976	—	(146,593)	1,186,383	—	—	(75,335)	2,802,590	16,894,090
Core Bond	16,565,841	288,367	(140,819)	16,713,389	—	—	(174,173)	6,469,064	217,274,063
Emerging Markets Equity	39,382,661	—	—	39,382,661	—	—	—	50,409,805	418,243,856
Equity Income	28,539,165	—	(1,657,660)	26,881,505	—	—	(533,739)	42,357,590	405,104,283
Fundamental Large Cap Core	10,425,409	—	—	10,425,409	—	—	—	69,328,966	474,877,358
Fundamental Large Cap Value	2,552,052	—	(128,243)	2,423,809	—	—	(323,943)	4,606,773	29,206,901
Global Conservative Absolute Return	2,232,397	—	(4,154)	2,228,243	—	—	(3,074)	671,547	21,302,001
Mid Cap Stock	9,056,694	—	(1,308,334)	7,748,360	—	—	4,798,479	28,792,654	154,192,363
Mid Value	15,528,178	—	(759,604)	14,768,574	—	—	(2,477,213)	18,102,360	154,183,916
Multifactor Developed International ETF	9,838,683	—	—	9,838,683	—	—	—	25,179,158	276,262,348
Multifactor Emerging Markets ETF	7,143,056	—	—	7,143,056	—	—	—	16,608,320	182,470,080
Multifactor Large Cap ETF	7,728,647	—	—	7,728,647	—	—	—	34,083,334	281,786,470
Multifactor Mid Cap ETF	4,790,021	—	—	4,790,021	—	—	—	22,513,099	168,321,338
Multifactor Small Cap ETF	7,078,166	—	—	7,078,166	—	—	—	23,216,384	183,324,499
Select Bond	117,024,515	3,597,598	(2,905,615)	117,716,498	—	—	(2,204,081)	52,072,438	1,578,578,243
Small Cap Growth	4,296,673	—	(388,773)	3,907,900	—	—	(1,883,340)	11,335,556	65,261,923
Small Cap Value	3,996,832	18,272	(291,263)	3,723,841	—	—	(919,650)	7,346,923	63,901,107
Strategic Equity Allocation	157,744,193	—	(12,743,890)	145,000,303	—	—	76,224,948	251,296,439	2,794,155,846

					$5,810,958	—	$87,269,574	$731,310,762	$8,514,364,197
Managed Volatility Moderate Portfolio
Blue Chip Growth	2,180,947	—	(270,662)	1,910,285	—	—	$1,158,177	$9,310,715	$68,712,956
Bond	19,171,858	181,263	(355,973)	18,997,148	$2,811,148	—	80,033	8,870,954	297,875,279
Capital Appreciation	1,040,639	—	(107,591)	933,048	—	—	94,503	2,067,864	13,286,609

Core Bond	8,040,543	—	(67,164)	7,973,379	—	—	(52,033)	3,093,691	103,653,931
Emerging Markets Equity	3,568,536	—	—	3,568,536	—	—	—	4,567,726	37,897,851
Equity Income	4,932,510	—	(367,019)	4,565,491	—	—	(497,941)	7,728,556	68,801,951
Fundamental Large Cap Core	1,414,322	—	—	1,414,322	—	—	—	9,405,240	64,422,359
Fundamental Large Cap Value	1,173,376	—	(71,060)	1,102,316	—	—	(151,286)	2,116,945	13,282,910
Global Conservative Absolute Return	833,043	—	(13,540)	819,503	—	—	(7,816)	255,871	7,834,449
Mid Cap Stock	1,128,408	1,326	(185,624)	944,110	—	—	660,856	3,512,700	18,787,783
Mid Value	1,937,472	—	(119,026)	1,818,446	—	—	(86,660)	2,036,925	18,984,577
Multifactor Developed International ETF	509,781	—	—	509,781	—	—	—	1,304,632	14,314,243
Multifactor Emerging Markets ETF	625,592	—	—	625,592	—	—	—	1,454,564	15,980,810
Multifactor Large Cap ETF	1,128,329	—	—	1,128,329	—	—	—	4,975,931	41,138,875
Multifactor Mid Cap ETF	412,022	—	—	412,022	—	—	—	1,936,503	14,478,453
Multifactor Small Cap ETF	459,077	—	—	459,077	—	—	—	1,505,772	11,890,094
Select Bond	56,796,425	—	(638,901)	56,157,524	—	—	(482,486)	24,771,764	753,072,392
Small Cap Growth	590,961	5,249	(72,889)	523,321	—	—	(339,739)	1,642,714	8,739,460
Small Cap Value	550,497	4,790	(53,133)	502,154	—	—	(407,393)	1,299,840	8,616,970
Strategic Equity Allocation	20,940,003	—	(1,955,734)	18,984,269	—	—	11,956,636	31,571,285	365,826,861

					$2,811,148	—	$11,924,851	$123,430,192	$1,947,598,813
Mid Cap Index Trust
John Hancock Collateral Trust	4,164,314	7,614,018	(8,339,521)	3,438,811	—	—	$17,331	($2,499)	$34,411,499
Mid Cap Stock Trust
John Hancock Collateral Trust	3,903,774	22,070,710	(22,592,150)	3,382,334	—	—	$15,001	($3,277)	$33,846,337
Mid Value Trust
John Hancock Collateral Trust	2,358,798	5,980,323	(6,300,005)	2,039,116	—	—	$11,003	($2,087)	$20,405,024

Mutual Shares Trust
John Hancock Collateral Trust	16,497	1,024,573	(1,041,070)	—	—	—	$398	($14)	—
Science & Technology Trust
John Hancock Collateral Trust	5,649,695	12,815,551	(16,566,344)	1,898,902	—	—	$14,583	($3,654)	$19,001,936
Select Bond Trust
John Hancock Collateral Trust	7,675,190	41,789,070	(48,933,013)	531,247	—	—	$34,719	($5,358)	$5,316,087
Short Term Government Income Trust
John Hancock Collateral Trust	1,474,568	54,304	(1,528,872)	—	—	—	$2,347	($147)	—
Small Cap Index Trust
John Hancock Collateral Trust	3,419,182	2,631,858	(3,218,788)	2,832,252	—	—	$9,250	$3,416	$28,341,779
Small Cap Opportunities Trust
John Hancock Collateral Trust	145,104	382,339	(363,317)	164,126	—	—	$603	($137)	$1,642,374
Small Cap Stock Trust
John Hancock Collateral Trust	2,296,064	6,114,622	(7,408,726)	1,001,960	—	—	$10,778	($1,711)	$10,026,413
Small Cap Value Trust
John Hancock Collateral Trust	475,003	2,844,585	(3,184,167)	135,421	—	—	$2,333	($325)	$1,355,126
Small Company Value Trust
John Hancock Collateral Trust	548,433	1,316,379	(1,454,634)	410,178	—	—	$1,951	($355)	$4,104,570
Strategic Equity Allocation Trust
John Hancock Collateral Trust	10,513,309	41,044,076	(37,451,070)	14,106,315	—	—	$24,274	$9,971	$141,159,068
Strategic Income Opportunities Trust
John Hancock Collateral Trust	556,354	2,330,311	(2,298,881)	587,785	—	—	$2,058	($380)	$5,881,849
Total Bond Market Trust

John Hancock Collateral Trust	293,633	808,283	(835,070)	266,846	—	—	$1,224	($16)	$2,670,275
Total Stock Market Index Trust
John Hancock Collateral Trust	886,116	1,894,546	(2,109,752)	670,910	—	—	$3,379	($431)	$6,713,666
Ultra Short Term Bond Trust
John Hancock Collateral Trust	132,459	3,233,798	3,366,257	—	—	—	$1,388	$79	—
Utilities Trust
John Hancock Collateral Trust	909,916	3,535,425	(3,786,092)	659,249	—	—	$4,096	($745)	$6,596,972

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at March 31, 2019:

Portfolio	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of portfolio’s net assets	Value as of 3-31-19
Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%	$378,881
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.1%	163,429
Health Sciences Trust	JAND, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%	222,856
Health Sciences Trust	JAND, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.2%	497,638

							$1,262,804
High Yield Trust	New Cotai, Inc., Class B	4/12/2013	—	3	3	0.0%*	$72,406
Mid Cap Stock Trust	Coupang LLC	11/20/2014	$3,902,615	1,177,710	1,177,710	0.9%	$6,713,889
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	1,551,991	1,058,486	1,058,486	0.3%	2,466,272
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,731,549	1,663,188	1,663,188	0.6%	4,923,036
Mid Cap Stock Trust	JAND, Inc., Class A	4/23/2015	345,543	28,798	28,798	0.1%	431,682
Mid Cap Stock Trust	JAND, Inc., Series D	4/23/2015	771,614	64,307	64,307	0.1%	963,962
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,338,736	211,003	211,003	0.2%	1,498,121
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,909,989	253,035	253,035	0.3%	2,479,743
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	3,383,975	454,185	454,185	0.4%	3,188,379
Mid Cap Stock Trust	The Honest Company, Inc.	8/20/2014	2,080,622	75,561	75,561	0.3%	2,346,925
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	7,562,821	420,446	420,446	3.0%	22,943,738
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	158,279	7,544	7,544	0.1%	474,140
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	2,163,707	103,140	103,140	0.8%	6,535,982

Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,700,068	81,039	81,039	0.7%	5,135,441

							$60,101,310
Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%	$941,913
Science & Technology Trust	Didi Chuxing, Inc.	10/19/2015	260,905	9,513	9,513	0.1%	456,529

							$1,398,442
Small Cap Stock Trust	DraftKings, Inc.	7/13/2015	$1,234,765	327,094	327,094	0.3%	$762,129
Small Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.5%	1,503,545
Small Cap Stock Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.3%	990,829

							$3,256,503

*	Less than 0.05%

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.